UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08194

FINANCIAL INVESTORS TRUST

(Exact name of Registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

JoEllen L. Legg, Esq., Secretary

Financial Investors Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 303-623-2577

Date of fiscal year end:    April 30

Date of reporting period: May 1, 2015 – October 31, 2015

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT (October 31, 2015)

ASPEN PARTNERS

ASPEN MANAGED FUTURES STRATEGY FUND

CLASS A SHARES (MFBPX)

CLASS I SHARES (MFBTX)

Aspen Managed Futures Strategy Fund	Manager Commentary
October 31, 2015 (Unaudited)

October 31, 2015

Performance Results

For the six-month period ending October 31, 2015, the Class I shares of the Aspen Managed Futures Strategy Fund (the “Fund”) posted a loss of 4.88%. Per its mandate, the Fund maintained very tight correlation1 to the Aspen Managed Futures Beta Index (“Aspen MFBI” or the “Index”)2. The Index uses a combination of trend and counter-trend algorithms to determine exposures to 23 futures markets. In following the Index, the Fund can take long or short exposures to each of the eligible markets. A long position in a futures market will profit if the price of the futures contract rises, and a short position will profit if the price of the futures contract falls.

The Newedge CTA Index3, a managed futures benchmark, returned -3.57% in the same timeframe. Another benchmark, the BTOP50 Index4, returned -4.00%. It is important to note that there are substantive differences between the Fund and these indices in terms of construction. There were no significant changes to the Fund strategy during this period.

Explanation of Fund Performance

Despite qualms about Greek debt and conflicting signals from global central banks, the markets were relatively calm throughout the May-July period. The Fund produced a gain in May (+0.49%) and a loss in June (-1.66%).

Market volatility picked up somewhat more in July. Renewed downtrends in commodities and currencies led the fund to a positive return for the month (+1.99%). The commodity moves in particular were driven by concerns about economic growth in China, though in July those concerns had not yet spilled over into the global financial markets.

In August, slowing Chinese economic growth and a series of perplexing decisions by Chinese authorities did lead to declines in global financial markets, largely in a single burst toward the end of the month. At mid-month, the S&P 500 Index5 was within 1.3% of all-time highs, but a week later it had fallen by more than 10%--the first “correction” on that index in four years. The rapidity of the drawdown was such that the Aspen MFBI’s trend model was only very mildly short risk assets, insufficient to overcome losses incurred that week by the counter-trend model, exposure to which had been relatively high, due to the lack of elevated global risk indicators prior to the quick reversal. The Fund returned -4.00% for the month.

By early September, the Aspen MFBI had entered what we informally call “hedge mode” (mostly trend, very little counter-trend, with risk asset trends generally short across the spectrum). This enabled the fund to offset strongly the high volatility experienced by risk assets over the course of the month. End-to-end, however, risk asset returns were only mildly negative, leading to a +1.02% return for the fund.

October returns (-2.72%) were negative, as risk assets staged a very strong rally. The S&P 500 Index, for example, was up 8.4% on a total return basis—that indicator’s best month in four years. By mid-month, the Fund had fully exited “hedge mode” and adopted an internally hedged portfolio that was producing a very low volatility profile as the calendar turned over to November.

Outlook

After a huge drop in September, stocks once again appear in vogue. In fact, seasonal factors favor stocks as we near the end of the year. However, the Federal Reserve (“FED”) has recently indicated that they will raise rates as early as December. Traditionally, bonds are held alongside stocks to add diversification and reduce volatility. The performance of fixed income positions during higher interest rate regimes is a subject of considerable interest from investors.

In our research, we define a rising (falling) rate regime as any period over which the most recent rate action on the Fed Funds target rate was an increase (or decrease). Since the Fed only changes its target rate on a periodic basis and because Fed funds rate changes tend to occur in series of multiple increases or decreases, these regimes can often last months or even years. As a result, if the Fed does raise rates, it is likely to continue in that direction for the foreseeable future.

We have also analyzed the returns of several asset classes during rising and falling regimes. As one might expect, we concluded that fixed income investments tend to perform much worse in a rising rate regime. Similarly Real Estate Investment Trusts, which are highly rate sensitive, also suffered during those periods. Gold returns typically dropped during periods of higher rates, which we think weakens the argument to hold the precious metal as an inflation hedge.

Conversely, we believe managed futures historically have performed better in a rising rate environment, both on an absolute and a risk-adjusted basis. The reason is likely related to increased market trendiness during periods of higher rates, which gives the asset class more opportunities for profit. In our view, domestic interest rates will eventually head higher. We believe that the return benefits of managing futures during periods of rising rates justify its inclusion in a thoughtfully diversified portfolio.

Sincerely,

Bryan R. Fisher

William Ware Bush

Aspen Partners Ltd.

Semi-Annual Report | October 31, 2015	1

Aspen Managed Futures Strategy Fund	Manager Commentary
October 31, 2015 (Unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please call 1-855-845-9444.

The views of Aspen Partners, Ltd. and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writers’ current views. The views expressed are those of the Fund’s adviser only, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the portfolios or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither Aspen Partners Ltd. nor the Fund accepts any liability for losses either direct or consequential caused by the use of this information.

The Aspen Managed Futures Strategy Fund is distributed by ALPS Distributors, Inc.

The Fund is subject to investment risks, including possible loss of the principal amount invested and therefore is not suitable for all investors. The Fund may not achieve its objectives.

Diversification does not eliminate the risk of experiencing investment losses.

[1]	Correlation - a statistical measure of how two securities move in relation to each other.
[2]

Aspen Managed Futures Beta Index (Aspen MFBI) is constructed using a quantitative, rules-based model designed to replicate the trend-following and counter-trend exposure of futures markets by allocating assets to liquid futures contracts of certain financial and commodities futures markets. The Index therefore seeks to reflect the performance of strategies and exposures common to a broad universe of futures markets, i.e., managed futures beta. The Index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor cannot invest directly in the Index

[3]

The Newedge CTA Index provides the market with a reliable daily performance benchmark of major commodity trading advisors (CTAs). The Newedge CTA Index calculates the daily rate of return for a pool of CTAs selected from the larger managers that are open to new investment. Selection of the pool of qualified CTAs used in construction of the Index will be conducted annually, with re-balancing on January 1st of each year. A committee of industry professionals has been established to monitor the methodology of the index on a regular basis. You cannot invest directly in the index.

[4]

Barclay BTOP50 Index is an index of the largest investable CTA programs as measured by assets under management. The index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor cannot invest directly in the Index

[5]

The S&P 500® Index is an unmanaged index of 500 common stocks chosen for the market size, liquidity and industry group representation. It is a market-value weighted index. The Index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor may not invest directly into the Index.

2	www.aspenfuturesfund.com

Aspen Managed Futures Strategy Fund	Manager Commentary
October 31, 2015 (Unaudited)

Cumulative Total Return Performance as of October 31, 2015

Aspen Managed Futures Strategy Fund	Calendar Year-to-Date	1 Year	3 Year	Since Inception*
Aspen Managed Futures Strategy Fund - Class A (NAV)(1)	-3.74%	2.81%	3.50%	-0.37%
Aspen Managed Futures Strategy Fund - Class A (MOP)(2)	-9.08%	-2.85%	1.56%	-1.68%
Aspen Managed Futures Strategy Fund - Class I	-3.59%	3.19%	3.91%	0.02%
Newedge CTA Index(3)	-1.18%	6.00%	4.42%	1.52%
Aspen Managed Futures Beta Index(4)	-2.72%	3.57%	4.28%	0.51%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please call 1-855-845-9444.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	Fund Inception date of August 2, 2011.

(1)	Net Asset Value (NAV) is the share price without sales charges.

(2)	Maximum Offering Price (MOP) includes sales charges. Class A returns include effects of the Fund’s maximum sales charge of 5.50%.

(3)

The Newedge CTA Index provides the market with daily performance benchmark of major commodity trading advisors (CTAs). The Newedge CTA Index calculates the daily rate of return for a pool of CTAs selected from the larger managers that are open to new investment. Selection of the pool of qualified CTAs used in construction of the Index will be conducted annually, with re-balancing on January 1st of each year. The index is not actively managed and does not reflect any deductions for fees, expense or taxes. An investor may not invest directly in an index.

(4)

Aspen Managed Futures Beta Index – The Managed Futures Beta Index is constructed using a quantitative, rules-based model designed to replicate the trend-following and counter-trend exposure of futures markets by allocating assets to liquid futures contracts of certain financial and commodities futures markets. The Index therefore seeks to reflect the performance of strategies and exposures common to a broad universe of futures markets, i.e., managed futures beta. The index is not actively managed and does not reflect any deductions for fees, expense or taxes. An investor may not invest directly in an index.

Portfolio Composition as of October 31, 2015 As a percentage of Net Assets^ ^ Holdings subject to change, and may not reflect the current or future position of the portfolio.

Performance of $10,000 Initial Investment (as of October 31, 2015)

Comparison of change in value of a $10,000 investment (includes applicable sales loads)

The chart represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Semi-Annual Report | October 31, 2015	3

Aspen Managed Futures Strategy Fund	Consolidated Disclosure of Fund Expenses
October 31, 2015 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges (loads), redemption fees, wire fees and low balance fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder services fees and other Fund expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs” (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of May 1, 2015 through October 31, 2015.

Actual Expenses The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as applicable sales charges (loads), redemption fees, wire fees and low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would be higher.

	Beginning Account Value 5/1/15	Ending Account Value 10/31/15	Expense Ratio(a)	Expenses Paid During period 5/1/15 - 10/31/15(b)

Class A
Actual	$1,000.00	$950.00	1.52%	$7.45
Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	1.52%	$7.71
Class I
Actual	$1,000.00	$950.80	1.19%	$5.84
Hypothetical (5% return before expenses)	$1,000.00	$1,019.15	1.19%	$6.04

(a)	The Fund’s expense ratios have been based on the Fund’s most recent fiscal half-year expenses.
(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184)/366 (to reflect the half-year period).

4	www.aspenfuturesfund.com

Aspen Managed Futures Strategy Fund	Consolidated Schedule of Investments
October 31, 2015 (Unaudited)

	Principal Amount/ Shares	Value (Note 2)

GOVERNMENT BONDS (49.04%)
U.S. TREASURY NOTES (49.04%)
0.250%, 10/31/2015	$ 5,000,000	$5,000,000
0.375%, 01/31/2016	6,006,000	6,009,321
0.375%, 01/31/2016	3,325,000	3,326,839
0.250%, 02/29/2016	10,019,000	10,023,178
0.375%, 03/31/2016	5,042,000	5,045,413
0.375%, 03/31/2016	3,300,000	3,302,234
0.250%, 04/15/2016	10,000,000	10,001,110
0.375%, 04/30/2016	10,034,000	10,039,880
0.250%, 05/15/2016	5,000,000	4,998,635
0.375%, 05/31/2016	7,029,000	7,031,790
0.500%, 06/30/2016	5,000,000	5,004,980
0.500%, 07/31/2016	5,000,000	5,004,330
0.500%, 08/31/2016	15,042,000	15,053,462
0.500%, 09/30/2016	3,350,000	3,352,248
0.500%, 09/30/2016	7,500,000	7,505,032
0.375%, 10/31/2016	5,041,000	5,037,749
0.500%, 11/30/2016	13,000,000	13,003,302
0.500%, 01/31/2017	13,000,000	12,996,867
0.625%, 07/31/2017	6,518,000	6,513,757
0.625%, 09/30/2017	6,050,000	6,038,360

TOTAL GOVERNMENT BONDS

(Cost $144,248,512)		144,288,487

SHORT TERM INVESTMENTS (39.54%)
MONEY MARKET FUND (6.82%)
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares, 7-day yield, 0.010%	20,088,610	20,088,610

U.S. TREASURY BILLS (32.72%)
0.151%, 11/12/2015(a)	5,000,000	4,999,768
0.156%, 12/10/2015(a)	9,300,000	9,298,432
0.159%, 01/07/2016(a)	10,000,000	9,998,850
0.179%, 02/04/2016(a)	10,000,000	9,997,420
0.212%, 03/03/2016(a)	10,500,000	10,496,535
0.190%, 03/31/2016(a)	1,161,000	1,160,160
0.222%, 04/28/2016(a)	15,300,000	15,282,604
0.243%, 05/26/2016(a)	10,600,000	10,586,050
0.285%, 06/23/2016(a)	10,500,000	10,480,806
0.333%, 07/21/2016(a)	10,000,000	9,977,890
0.418%, 08/18/2016(a)	4,000,000	3,990,092

		96,268,607

TOTAL SHORT TERM INVESTMENTS
(Cost $116,342,503)		116,357,217

TOTAL INVESTMENTS (88.58%)
(Cost $260,591,015)		$260,645,704

Other Assets In Excess Of Liabilities (11.42%)		33,592,083 (b)

NET ASSETS (100.00%)		$294,237,787

See Notes to Consolidated Financial Statements.
Semi-Annual Report | October 31, 2015	5

Aspen Managed Futures Strategy Fund	Consolidated Schedule of Investments
October 31, 2015 (Unaudited)

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for futures contracts.

FUTURES CONTRACTS

At October 31, 2015, the Fund had outstanding futures contracts:

Description	Position	Contracts	Expiration Date		Underlying Face Amount at Value		Unrealized Appreciation

Commodity Contracts
Copper Future	Short	63	12/30/2015	$	(3,650,063)	$	99,423
Gold 100 Oz Future	Short	31	12/30/2015		(3,538,340)		79,570
Sugar No. 11 (World) Future	Long	474	03/01/2016		7,708,378		263,714
Equity Contracts
Euro STOXX 50® Index Future	Long	206	12/21/2015		7,708,747		306,832
Fixed Income Contracts
Euro-Bund Future	Long	188	12/09/2015		32,500,693		8,087
Foreign Currency Contracts
Euro FX Currency Future	Short	684	12/15/2015		(94,126,950)		322,927
New Zealand Dollar Currency Future	Long	890	11/30/2015		60,092,800		341,520
Swiss Franc Currency Future	Short	474	12/15/2015		(60,026,175)		1,954,245

				$	(53,330,910)	$	3,376,318

Description	Position	Contracts	Expiration Date		Underlying Face Amount at Value		Unrealized Depreciation

Commodity Contracts
Corn Future	Long	201	12/15/2015	$	3,841,613	$	(81,383)
New York Harbor ULSD Future	Short	188	12/01/2015		(11,975,863)		(100,093)
Silver Future	Long	49	12/30/2015		3,813,915		(178,027)
Soybean Future	Short	170	01/15/2016		(7,528,875)		(26,131)
WTI Crude Future	Short	179	11/23/2015		(8,339,610)		(237,065)
Equity Contracts
FTSE® 100 Index Future	Short	80	12/21/2015		(7,794,338)		(110,527)
Nikkei 225 Index Future	Long	80	12/11/2015		7,566,000		(129,684)
S&P 500® E-Mini Future	Long	152	12/21/2015		15,760,120		(82,036)
Fixed Income Contracts
Canadian 10 Year Bond Future	Long	309	12/21/2015		33,201,667		(267,772)
Long Gilt Future	Long	183	12/30/2015		33,218,818		(277,667)
U.S. 10 Year Treasury Note Future	Long	259	12/22/2015		33,071,063		(205,128)
Foreign Currency Contracts
Australian Dollar Currency Future	Long	599	12/15/2015		42,630,830		(288,642)
Canadian Dollar Currency Future	Short	456	12/16/2015		(34,861,200)		(345,302)
Japanese Yen Currency Future	Short	165	12/15/2015		(17,094,000)		(78,755)

				$	85,510,140	$	(2,408,212)

Common Abbreviations:

FTSE - Financial Times and the London Stock Exchange

FX - Foreign

No. - Number

Oz - Ounce

S&P - Standard and Poor’s

ULSD - Ultra Low Sulfur Diesel

Holdings are subject to change.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Consolidated Financial Statements.
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Aspen Managed Futures Strategy Fund	Consolidated Statement of Assets & Liabilities
October 31, 2015 (Unaudited)

ASSETS:
Investments, at value	$260,645,704
Cash	152,025
Deposit with broker for futures contracts, foreign currency (Cost $383,783) (Note 3)	384,401
Deposit with broker for futures contracts (Note 3)	32,008,415
Receivable for shares sold	349,746
Variation margin receivable	3,376,318
Interest receivable	125,369
Prepaid and other assets	22,228

Total assets	297,064,206

LIABILITIES:
Payable to advisor	186,295
Variation margin payable	2,408,212
Payable for shares redeemed	50,429
Payable for administration fees	36,485
Payable for distribution and service fees
Class A	14,332
Payable for transfer agency fees	7,587
Payable for trustee fees and expenses	10,365
Payable for professional fees	27,088
Payable for chief compliance officer fees	5,872
Payable for principal financial officer fees	847
Payable for licensing fees	62,098
Accrued expenses and other liabilities	16,809

Total liabilities	2,826,419

NET ASSETS	$294,237,787

NET ASSETS CONSIST OF:

Paid-in capital (Note 5)	$287,542,567
Accumulated net investment income	3,713,270
Accumulated net realized gain on investments, futures contracts and foreign currency transactions	1,958,537
Net unrealized appreciation on investments, futures contracts and foreign currency translations	1,023,413

NET ASSETS	$294,237,787

INVESTMENTS, AT COST	$260,591,015

PRICING OF SHARES:
Class A:
Net Asset Value, offering and redemption price per share	$9.51
Net Assets	$19,778,090
Shares of beneficial interest outstanding	2,080,330
Maximum offering price per share (NAV/0.9450), based on maximum sales charge of 5.50% of the offering price	$10.06

Class I:
Net Asset Value, offering and redemption price per share	$9.67
Net Assets	$274,459,697
Shares of beneficial interest outstanding	28,369,212

See Notes to Consolidated Financial Statements.
Semi-Annual Report | October 31, 2015	7

Aspen Managed Futures Strategy Fund	Consolidated Statement of Operations
For the Six Months Ended October 31, 2015 (Unaudited)

INVESTMENT INCOME:
Interest	$310,566
Dividends	1,048

Total Investment Income	311,614

EXPENSES:
Investment advisory fees (Note 6)	1,071,073
Investment advisory fees - subsidiary	110,139
Administrative fees	114,515
Distribution and service fees
Class A	37,510
Transfer agency fees	69,812
Professional fees	22,622
Custodian fees	6,053
Trustee fees and expenses	10,389
Principal financial officer fees	2,514
Chief compliance officer fees	17,448
Licensing fees	357,024
Other	34,057

Total expenses before waiver/reimbursement	1,853,156
Waiver of investment advisory fees - subsidiary	(110,139)

Total Net Expenses	1,743,017

NET INVESTMENT LOSS	(1,431,403)

Net realized gain on investments	12,271
Net realized loss on futures contracts	(18,939,126)
Net realized loss on foreign currency transactions	(130,889)
Net change in unrealized depreciation of investments	(63,609)
Net change in unrealized appreciation on futures contracts	5,819,954
Net change in unrealized depreciation on translation of assets and liabilities denominated in foreign currency transactions	(9,133)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(13,310,532)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (14,741,935)

See Notes to Consolidated Financial Statements.
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Aspen Managed Futures Strategy Fund	Consolidated Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2015 (Unaudited)	For the Year Ended April 30, 2015

OPERATIONS:
Net investment loss	$(1,431,403)	$(2,422,171)
Net realized gain/(loss) on investments, futures contracts and foreign currency transactions	(19,057,744)	36,321,277
Net change in unrealized appreciation/(depreciation) on investments, futures contracts and foreign currency translations	5,747,212	(7,020,209)

Net increase/(decrease) in net assets resulting from operations	(14,741,935)	26,878,897

DISTRIBUTIONS TO SHAREHOLDERS (Note 4):
From net realized gains on investments
Class A	–	(309,900)
Class I	–	(4,218,836)

Net decrease in net assets from distributions	–	(4,528,736)

SHARE TRANSACTIONS (Note 5):
Class A
Proceeds from sales of shares	11,782,293	13,068,693
Distributions reinvested	–	298,289
Cost of shares redeemed	(15,001,405)	(3,700,970)
Redemption fees	5,100	531
Class I
Proceeds from sales of shares	61,098,556	75,913,390
Distributions reinvested	–	3,994,682
Cost of shares redeemed	(15,330,814)	(25,671,930)
Redemption fees	1,093	1,186

Net increase from share transactions	42,554,823	63,903,871

Net increase in net assets	27,812,888	86,254,032

NET ASSETS:
Beginning of period	266,424,899	180,170,867

End of period*	$294,237,787	$266,424,899

*Includes accumulated net investment income of:	$3,713,270	$5,144,673

Other Information:
SHARE TRANSACTIONS:
Class A
Sold	1,191,608	1,300,095
Distributions reinvested	–	30,594
Redeemed	(1,493,039)	(388,614)

Net increase/(decrease) in shares outstanding	(301,431)	942,075

Class I
Sold	6,048,094	7,614,314
Distributions reinvested	–	403,911
Redeemed	(1,523,332)	(2,608,713)

Net increase in shares outstanding	4,524,762	5,409,512

See Notes to Consolidated Financial Statements.
Semi-Annual Report | October 31, 2015	9

Aspen Managed Futures Strategy Fund – Class A	Consolidated Financial Highlights
For a share outstanding throughout the periods presented.

	For the Six Months Ended October 31, 2015 (Unaudited) (a)	For the Year Ended April 30, 2015 (a)	For the Year Ended April 30, 2014 (a)	For the Year Ended April 30, 2013 (a)	For the Period August 2, 2011 (Inception) to April 30, 2012 (a)

NET ASSET VALUE, BEGINNING OF PERIOD	$ 10.01	$ 8.97	$ 9.29	$ 8.95	$ 10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.07)	(0.14)	(0.16)	(0.16)	(0.13)
Net realized and unrealized gain/(loss) on investments	(0.43)	1.39	(0.05)	0.50	(0.92)

Total from investment operations	(0.50)	1.25	(0.21)	0.34	(1.05)

LESS DISTRIBUTIONS:
Distributions from net realized gain on investments	–	(0.21)	(0.12)	–	–

Total distributions	–	(0.21)	(0.12)	–	–

REDEMPTION FEES ADDED TO PAID IN CAPITAL	0.00 (c)	0.00 (c)	0.01	0.00 (c)	–

INCREASE/(DECREASE) IN NET ASSET VALUE	(0.50)	1.04	(0.32)	0.34	(1.05)

NET ASSET VALUE, END OF PERIOD	$ 9.51	$ 10.01	$ 8.97	$ 9.29	$ 8.95

TOTAL RETURN (d)	(5.00%) (e)	14.00%	(2.15%)	3.80%	(10.50%) (e)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$ 19,778	$23,850	$ 12,914	$ 3,350	$ 1,254

RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding fee waivers/reimbursements	1.52% (f)	1.64%	1.83%	1.80%	2.53%(f)
Operating expenses including fee waivers/reimbursements	1.52% (f)	1.64%	1.83%	1.80%	1.80%(f)
Net investment loss including fee waivers/reimbursements	(1.31%) (f)	(1.50%)	(1.72%)	(1.75%)	(1.79%)(f)

PORTFOLIO TURNOVER RATE	24% (e)	38%	90%	0%	0%(e)

(a)	Per share amounts and ratios to average net assets include income and expenses of the Aspen Futures Fund Ltd. (subsidiary), exclusive of the subsidiary’s management fee.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Less than $0.005 per share.
(d)	Total return does not reflect the effect of sales charges.
(e)	Not annualized.
(f)	Annualized.

See Notes to Consolidated Financial Statements.
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Aspen Managed Futures Strategy Fund – Class I	Consolidated Financial Highlights
For a share outstanding throughout the periods presented.

	For the Six Months Ended October 31, 2015 (Unaudited) (a)	For the Year Ended April 30, 2015 (a)	For the Year Ended April 30, 2014 (a)	For the Year Ended April 30, 2013 (a)	For the Period August 2, 2011 (Inception) to April 30, 2012 (a)

NET ASSET VALUE, BEGINNING OF PERIOD	$ 10.17	$ 9.07	$ 9.36	$ 8.98	$ 10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.05)	(0.11)	(0.11)	(0.11)	(0.11)
Net realized and unrealized gain/(loss) on investments	(0.45)	1.42	(0.06)	0.49	(0.91)

Total from investment operations	(0.50)	1.31	(0.17)	0.38	(1.02)

LESS DISTRIBUTIONS:
Distributions from net realized gain on investments	–	(0.21)	(0.12)	–	–

Total distributions	–	(0.21)	(0.12)	–	–

REDEMPTION FEES ADDED TO PAID IN CAPITAL	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)

INCREASE/(DECREASE) IN NET ASSET VALUE	(0.50)	1.10	(0.29)	0.38	(1.02)

NET ASSET VALUE, END OF PERIOD	$ 9.67	$ 10.17	$ 9.07	$ 9.36	$ 8.98

TOTAL RETURN	(4.92%) (d)	14.51%	(1.81%)	4.23%	(10.20%) (d)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$274,460	$242,575	$167,258	$120,769	$90,450

RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding fee waivers/reimbursements	1.19% (e)	1.25%	1.30%	1.25%	1.75% (e)
Operating expenses including fee waivers/reimbursements	1.19%(e)	1.25%	1.30%	1.25%	1.55% (e)
Net investment loss including fee waivers/reimbursements	(0.98%)(e)	(1.11%)	(1.20%)	(1.20%)	(1.54%) (e)

PORTFOLIO TURNOVER RATE	24%(d)	38%	90%	0%	0% (d)

(a)	Per share amounts and ratios to average net assets include income and expenses of the Aspen Futures Fund Ltd. (subsidiary), exclusive of the subsidiary’s management fee.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Less than $0.005 per share.
(d)	Not annualized.
(e)	Annualized.

See Notes to Consolidated Financial Statements.
Semi-Annual Report | October 31, 2015	11

Aspen Managed Futures Strategy Fund	Notes to Consolidated Financial Statements
October 31, 2015 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of October 31, 2015, the Trust had 34 registered funds. This semi-annual report describes the Aspen Managed Futures Strategy Fund (the “Fund”). The Fund seeks investment results that replicate as closely as possible, before fees and expenses, the price and yield performance of the Aspen Managed Futures Beta Index (the “MFBI” or “Index”). The Aspen Managed Futures Strategy Fund offers Class A and Class I shares.

Basis of Consolidation for the Aspen Futures Fund, Ltd.

Aspen Futures Fund, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, is a wholly owned subsidiary of the Fund. The Subsidiary’s investment objective is designed to enhance the ability of the Fund to obtain exposure to equities, financial, currency and commodities markets consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. The Subsidiary is subject to substantially the same investment policies and investment restrictions as the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain commodity-related investments on behalf of the Fund. Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and recent IRS revenue rulings, as discussed below under “Federal Income Taxes”. The Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of August 2, 2011, and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to wholly own and vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. The Fund may invest up to 25% of its total assets in shares of the Subsidiary. As a wholly owned subsidiary of the Fund, all assets and liabilities, income and expenses of the Subsidiary are consolidated in the financial statements and financial highlights of the Fund. All investments held by the Subsidiary are disclosed in the accounts of the Fund. As of October 31, 2015, net assets of the Fund were $294,237,787, of which $27,557,617 or 9.37%, represented the Fund’s ownership of all issued shares and voting rights of the Subsidiary.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Fund and subsidiary in preparation of the financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security. Short–term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value.

Futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over-the-counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

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Aspen Managed Futures Strategy Fund	Notes to Consolidated Financial Statements
October 31, 2015 (Unaudited)

Investment securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board.

When such prices or quotations are not available, or when Aspen Partners, Ltd. (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Fund as of October 31, 2015:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Government Bonds	$–	$144,288,487	$–	$144,288,487
Short Term Investments
Money Market Fund	20,088,610	–	–	20,088,610
U.S. Treasury Bills	–	96,268,607	–	96,268,607

TOTAL	$20,088,610	$240,557,094	$–	$260,645,704

Other Financial Instruments
Assets:
Futures Contracts
Commodity Contracts	$442,707	$–	$–	$442,707
Equity Contracts	306,832	–	–	306,832
Fixed Income Contracts	8,087	–	–	8,087
Foreign Currency Contracts	2,618,692	–	–	2,618,692
Liabilities:
Futures Contracts
Commodity Contracts	(622,699)	–	–	(622,699)
Equity Contracts	(322,247)	–	–	(322,247)
Fixed Income Contracts	(750,567)	–	–	(750,567)
Foreign Currency Contracts	(712,699)	–	–	(712,699)

TOTAL	$968,106	$–	$–	$968,106

The Fund recognizes transfers between levels as of the end of the period. For the six months ended October 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 securities. For the six months ended October 31, 2015, the Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Semi-Annual Report | October 31, 2015	13

Aspen Managed Futures Strategy Fund	Notes to Consolidated Financial Statements
October 31, 2015 (Unaudited)

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Fund may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Trust Expenses: Some expenses of the Trust can be directly attributed to the Fund. Expenses which cannot be directly attributed to the Fund are apportioned among all funds in the Trust based on average net assets of each fund.

Fund and Class Expenses: Expenses that are specific to a class of shares of the Fund, including distribution fees (Rule 12b-1 fees) and shareholder servicing fees, are charged directly to that share class. All expenses of the Fund, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets.

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of their net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on distributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made.

As of and during the six months ended October 31, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: The Fund normally pays dividends and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including short term capital gains. Long term capital gains distributions are derived from gains realized when the Fund sells a security it has owned for more than a year. The Fund may make additional distributions and dividends at other times if the portfolio manager believes doing so may be necessary for the Fund to avoid or reduce taxes.

3. DERIVATIVE INSTRUMENTS

The Fund uses derivatives (including futures) to pursue its investment objective. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks may include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations, (ii) risk of mispricing or improper valuation, and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the Fund to lose more than the principal amount invested. In addition, investments in derivatives involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the Fund.

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Aspen Managed Futures Strategy Fund	Notes to Consolidated Financial Statements
October 31, 2015 (Unaudited)

The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

In addition, use of derivatives may increase or decrease exposure to the following risk factors:

●	Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

●

Fixed Income Risk: When the Fund invests in fixed-income securities or derivatives, the value of an investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed-income securities or derivatives owned by the Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

●

Foreign Currency Risk: Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency. Counterparty credit risk arises when the counterparty will not fulfill its obligations to the Fund. Short sale risk arises from the sale of a security that is not owned, or any sale that is completed by the delivery of a security borrowed.

●

Commodity Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors, as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Futures: The Fund and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date. When the Fund or the Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin”. The margin requirements are set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin”, are made or received by the Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Consolidated Statements of Assets and Liabilities as an asset (liability) and in the Consolidated Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund or the Subsidiary enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s or the Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates. Futures contracts are exchange-traded. Exchange-traded futures are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risk to the Fund and the Subsidiary is reduced. In addition, the Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as a counterparty to all exchange traded futures, guarantees the futures against default.

Semi-Annual Report | October 31, 2015	15

Aspen Managed Futures Strategy Fund	Notes to Consolidated Financial Statements
October 31, 2015 (Unaudited)

Consolidated Balance Sheet – Fair Value of Derivative Instruments as of October 31, 2015(a):

Risk Exposure	Asset Derivatives Balance Sheet Location	Fair Value	Liabilities Derivatives Balance Sheet Location	Fair Value

Futures Contracts	Variation margin receivable	$3,376,318	Variation margin payable	$(2,408,212)

		$3,376,318		$(2,408,212)

	Risk Exposure to Fund
	Commodity Contracts	$442,707		$622,699
	Equity Contracts	306,832		322,247
	Fixed Income Contracts	8,087		750,567
	Foreign Currency Contracts	2,618,692		712,699

		$3,376,318		$2,408,212

(a)	The number of futures contracts held at October 31, 2015 is representative of activity during the six months ended October 31, 2015.

Consolidated Statement of Operations – The effect of Derivative Instruments for the six months ended October 31, 2015:

	Location of Gain/(Loss) on Derivatives	Realized Gain/(Loss) on Derivatives	Change in Unrealized Gain/(Loss) on
Derivatives Instruments	Recognized in Income	Recognized in Income	Derivatives Recognized in Income

Futures Contracts	Net realized loss on futures contracts/Net change in unrealized appreciation on futures contracts	$(18,939,126)	$5,819,954

		$(18,939,126)	$5,819,954

	Risk Exposure to Fund
	Commodity Contracts	$(500,261)	$65,061
	Equity Contracts	(4,309,366)	(90,928)
	Fixed Income Contracts	(4,895,594)	531,408
	Foreign Currency Contracts	(9,233,905)	5,314,413

		$(18,939,126)	$5,819,954

The average number of net futures contracts held by the fund during the period was $(2,132).

4. TAX BASIS INFORMATION

Tax Basis of Investments: As of October 31, 2015, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes was as follows:

		Gross Appreciation	Gross Depreciation
		(excess of value over tax	(excess of tax cost over	Net Appreciation on
	Cost of Investments	cost)	value)	Investments
Aspen Managed Futures Strategy Fund	$260,591,015	$879,073	$(824,384)	$54,689

Tax Basis of Distributions to Shareholders: Distributions are determined in accordance with federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

The tax character of distributions paid during the year ending April 30, 2015 were as follows:

	Ordinary Income	Long-Term Capital Gain
Aspen Managed Futures Strategy Fund	$399,962	$4,128,774

The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of October 31, 2015.

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Aspen Managed Futures Strategy Fund	Notes to Consolidated Financial Statements
October 31, 2015 (Unaudited)

5. SHARES OF BENEFICIAL INTEREST

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Fund of the Trust have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Purchasers of the shares do not have any obligation to make payments to the Trust or its creditors (other than the purchase price for the shares) or make contributions to the Trust or its creditors solely by reason of the purchasers’ ownership of the shares. Shares have no pre-emptive rights.

Fund shares redeemed within 30 days of purchase may incur a 2% short-term redemption fee deducted from the redemption amount. The amount of redemption fees received during the period are presented in the Consolidated Statement of Changes in Net Assets.

6. MANAGEMENT AND RELATED-PARTY TRANSACTIONS

The Adviser, subject to the authority of the Board, is responsible for the overall management and administration of the Fund’s business affairs. The Adviser manages the investments of the Fund in accordance with the Fund’s investment objective, policies and limitations and investment guidelines established jointly by the Adviser and the Board. Pursuant to the Investment Advisory Agreement, (the “Advisory Agreement”), the Fund will pay the Adviser an annual management fee of 0.75%, based on the Fund’s average daily net assets. The management fee is paid on a monthly basis.

The Subsidiary has entered into a separate advisory agreement (the “Subsidiary Advisory Agreement”) with Aspen, the Subsidiary’s investment adviser and the Fund’s investment adviser, for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary is obligated to pay the Adviser a management fee at the same rate that the Fund pays the Adviser for investment advisory services provided to the Fund. The Adviser has agreed to waive the advisory fee it receives from the Fund in an amount equal to the management fee paid by the Subsidiary. This waiver may not be terminated or modified without the consent of the Board.

The Adviser has contractually agreed to waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses after fee waiver/expense reimbursements (excluding distribution and service (Rule 12b-1) fees, shareholder services fees, acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.55% of the Fund’s average daily net assets. This agreement is in effect through August 31, 2016. This agreement may not be terminated or modified prior to this date except with the approval of the Board. For the period ended October 31, 2015, this amount equaled $110,139.

Pursuant to this agreement, the Fund will reimburse the Adviser for any fee waivers and expense reimbursements made by the Adviser, provided that any such reimbursements made by the Fund to the Adviser will not cause the Fund’s expense limitation to exceed expense limitations in existence at the time the expense was incurred, or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years after the expenses were incurred.

Fund Accounting Fees and Expenses

ALPS Fund Services, Inc. (“ALPS”) serves as administrator to the Fund and the Fund has agreed to pay expenses incurred in connection with their administrative activities. Pursuant to an Administration Agreement, ALPS provides operational services to the Fund including, but not limited to, fund accounting and fund administration and generally assist in the Fund’s operations. Officers of the Trust are employees of ALPS. The Fund’s administration fee is accrued on a daily basis and paid monthly. Administration fees paid by the Fund for the six months ended October 31, 2015 are disclosed in the Consolidated Statement of Operations.

ALPS is reimbursed by the Fund for certain out-of-pocket expenses.

Transfer Agent

ALPS serves as transfer, dividend paying and shareholder servicing agent for the Fund. ALPS receives an annual minimum fee, a fee based upon the number of shareholder accounts, and is also reimbursed by the Fund for certain out-of-pocket expenses.

Compliance Services

ALPS provides services that assist the Trust’s chief compliance officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act and receives an annual base fee. ALPS is reimbursed for certain out-of-pocket expenses by the Fund.

Principal Financial Officer

ALPS receives an annual fee for providing principal financial officer services to the Fund.

Semi-Annual Report | October 31, 2015	17

Aspen Managed Futures Strategy Fund	Notes to Consolidated Financial Statements
October 31, 2015 (Unaudited)

Distributor

ALPS Distributors, Inc. (“ADI” or the “Distributor”) (an affiliate of ALPS) acts as the distributor of the Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares are sold on a continuous basis by ADI as agent for the Fund, and ADI has agreed to use its best efforts to solicit orders for the sale of the Fund’s shares, although it is not obliged to sell any particular amount of shares. ADI is not entitled to any compensation for its services as Distributor. ADI is registered as a broker-dealer with the Securities and Exchange Commission.

The Fund has adopted a plan of distribution for Class A shares pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan allows the Fund to use Class A assets to pay fees in connection with the distribution and marketing of Class A shares and/or the provision of shareholder services to Class A shareholders. The Plan permits payment for services in connection with the administration of plans or programs that use Class A shares as their funding medium and for related expenses. The Plan permits the Fund to use its Class A assets to make total payments at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its Class A shares. The expenses of the plan are reflected as distribution and service fees in the Consolidated Statement of Operations.

The Fund has adopted a shareholder service plan (a “Shareholder Services Plan”) for Class A shares. Under the Shareholder Services Plan the Fund is authorized to pay banks and their affiliates and other institutions, including broker-dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% for Class A shares of the average daily net asset value of the Class A shares, respectively, attributable to or held in the name of a Participating Organizations for its clients as compensation for providing shareholder service activities, which do not include distribution services, pursuant to an agreement with a Participating Organizations. Any amount of such payment not paid to the Participating Organizations during the Fund’s fiscal year for such service activities shall be reimbursed to the Fund. Shareholder Services Plan fees are included with distribution and service fees on the Consolidated Statement of Operations.

Index Licensing Services

The Fund has adopted an Index Licensing Agreement with Quantitative Equity Strategies, LLC (“QES”) and the Adviser, joint owners of the Index, pursuant to which the Fund pays QES a monthly annualized licensing fee of 0.25%, based on the Fund’s average daily net assets for the right to use the Index in connection with the Fund.

7. SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales of U.S. Government securities (excluding short-term securities) during the six months ended October 31, 2015 were as follows:

Aspen Managed Futures Strategy Fund
Cost of Investments Purchased	$ 78,407,122
Proceeds from Investments Sold	$ 27,122,545

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses, which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

9. RECENT ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2015-07, “Disclosures for Investments in Certain Entities that Calculate Net Asset Value Per Share (or its Equivalent).” This is an update to Accounting Standards Codification Topic 820, Fair Value Measurement. ASU 2015-07 removes the requirement to categorize within the fair value hierarchy investments for which fair value is measured at net asset value per share (or its equivalent) using the practical expedient. ASU 2015-17 is effective for annual reporting periods beginning on or after December 15, 2015, and interim periods within those annual periods, with retrospective application for all periods presented. The Fund is currently evaluating the impact ASU 2015-07 will have on the Fund’s financial statements and disclosures.

18	www.aspenfuturesfund.com

Aspen Managed Futures Strategy Fund	Additional Information
October 31, 2015 (Unaudited)

1. FUND HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Fund’s Form N-Q are available without charge on the SEC website at http://www.sec.gov. You may also review and copy the Form N-Q at the SEC’s Public Reference Room in Washington, DC. For more information about the operation of the Public Reference Room, please call the SEC at 1-800-SEC-0330.

2. FUND PROXY VOTING POLICIES, PROCEDURES AND SUMMARIES

The Fund’s policies and procedures used in determining how to vote proxies and information regarding how the Fund voted proxies relating to portfolio securities during the most recent prior 12-month period ending June 30 are available without charge, (1) upon request, by calling (toll-free) 855-845-9444 and (2) on the SEC’s website at http://www.sec.gov.

Semi-Annual Report | October 31, 2015	19

ASPEN PARTNERS
ASPEN MANAGED FUTURES STRATEGY FUND

This material must be accompanied or preceded by the prospectus.

WWW.ASPENFUTURESFUND.COM

THE
DISCIPLINED GROWTH INVESTORS FUND

(DGIFX)

SEMI-ANNUAL REPORT

10.31.2015

Shareholder Letter	1

Performance Update	4

Disclosure of Fund Expenses	6

Portfolio of Investments	7

Statement of Assets and Liabilities	18

Statement of Operations	19

Statements of Changes in Net Assets	20

Financial Highlights	23

Notes to Financial Statements	24

Disclosure Regarding Approval of Fund Advisory Agreements	30

Additional Information	33

Disciplined Growth Investors’ goal is to communicate clearly and transparently with our clients and mutual fund shareholders. It is mutually beneficial when our shareholders understand how we invest, what we are currently thinking and forecasting, and the specific investment decisions we have made. Our views and opinions regarding the investment prospects of our portfolio holdings and Funds are “forward looking statements” which may or may not be accurate over the long term. While we believe we have a reasonable basis for these forecasts and have confidence in our investment team’s views, actual results may differ materially from those we anticipate. Information provided in this report should not be considered a recommendation to purchase or sell any particular security.

You can identify forward looking statements as those including words such as “believe”, “expect”, “anticipate”, “forecast”, and similar statement. We cannot assure future performance. These forward-looking statements are made only as-of the date of this report. Following the publication of this report, we will not update any of the forward-looking statements included here.

Past performance does not guarantee future results. Fund prices fluctuate as the underlying assets have exposure to market fluctuations and other risks, as described in the Fund’s prospectus. Please visit www.dgifund.com or call 1.855.DGI.FUND to obtain current performance information and for the current prospectus and statement of additional information. This material must be preceded or accompanied by a prospectus. Please read the prospectus carefully before investing.

The Disciplined Growth Investors Fund	Shareholder Letter

October 31, 2015 (Unaudited)

October 31, 2015

Dear Shareholders,

As of October 31, 2015, The Disciplined Growth Investors Fund (the “DGI Fund”) had $114.0 million in assets in 362 shareholder accounts. The average portfolio size is slightly above $300,000. Our decision to keep the Fund direct-only appears to be paying off; we believe it keeps the total shareholder cost reasonable and provides the same experience to all shareholders.

We believe a stable shareholder base is a key to the Fund’s continued success and are encouraged by the loyalty Fund shareholders have shown through the Fund’s first four-plus years. We hope to find many more shareholders like you; loyal, purposeful, and engaged.

Performance

Since our last letter to you six months ago, the DGI Fund has decreased 3.40%. The equity portion of the portfolio has decreased 4.5% and the fixed income portion has decreased 0.4%. Since inception in August of 2011, your Fund has returned 13.04% on an annualized basis.

Market Outlook

In the last six months, the US stock market experienced a sharp decline followed by positive results in October. The S&P 500 index fell by 12% between July 20 and August 25. Was the market decline a correction (typically a decline of 10-20%) or the beginning of a bear market, a decline of more than 20%?

The evidence suggests the market underwent a correction and not the beginning of a bear market. A little perspective might be helpful here. Market corrections tend to correct minor issues, such as pockets of overvaluation. The two other types of market declines could be categorized as severe and cyclical bear markets. Severe bear markets (≈50% declines) help correct major issues, primarily extreme overvaluation and/or cataclysmic economic dislocation. In our opinion these two reasons were the proximate causes of the 2000-2002 and 2008-2009 severe bear markets, respectively. Ordinary or cyclical bear markets (20+% declines) tend to occur more frequently and are focused around the U.S. Federal Reserve’s (the “Fed”) policy and recessions.

Prior to this market decline the stock market was exhibiting minor, not catastrophic issues. In our last commentary, we noted that one of the unsettling issues was the narrowness of the market, i.e., only a few, overvalued stocks were leading the advance. The biotech1 group stands out as a prime example. The Russell Mid Cap Growth2 Index biotech group increased 28.5% and the pharmaceuticals group1 increased by 19.2% from the first of this year through the end of June.

[1]

Biotech and pharmaceuticals are sub-sectors of the Russell Mid Cap Growth index within the larger health care sector of stocks. A stock’s inclusion in a specific sector may be determined by its product sales in a sector (relative to its overall sales), its profits from a sector relative to total profits, or other similar measures.

[2]

The Russell Mid Cap Growth Index is an index provided by Russell Investments representing the 201st to 1000th largest publicly-traded companies in its index weighted to give what Russell considers growth stocks a larger representation in the index versus what it considers value stocks. Investors cannot invest directly in an index; index-like investments can be accessed through passive index funds which seek to mimic index performance.

Semi-Annual Report | October 31, 2015	1

The Disciplined Growth Investors Fund	Shareholder Letter

October 31, 2015 (Unaudited)

The biotech group corrected sharply since their peak in mid-June. From that peak through the end of October, biotech stocks in the Russell Mid Cap Growth Index declined 16.7%. The prime reason they appreciated earlier this year is because the stocks kept going up. Yes, you read that last sentence correctly. They went up because they were going up. Once they stop going up speculators tend to abandon them, because even after the correction the stocks are still overvalued.

In the last quarterly report to you we noted a few other stocks leading the market this year were overvalued. One was Tesla3. In mid-July the stock peaked at over $280 per share, for a gain of 27% on the year to that point. Since then the stock has declined by 26.7% and is now down 7.0% for the year (through 10/31/15). By our analysis, the stock remains extremely overvalued even after the price decline.

The general investment environment also suggests the market is correcting versus entering a bear market. We believe we can prudently rule out the probability of a severe bear market. We have had five severe bear markets during the last 100 years, two in the 1930’s, one in the 1970’s and two from 2000-2010. The cleansing process from two severe bear markets in one decade tends to do two things: 1) force all market participants to stress-test their portfolios not once but twice and 2) leave all market participants with a heightened sense of fear and dread about what might come next. Therefore they act so cautiously so as to forestall another severe bear market.

What about a cyclical bear market? These types of bear markets are centered on normal cyclical recessions that cause temporary declines in earnings. We believe the U.S. economy is currently underperforming its potential; growth is sluggish. The Fed has not tightened and the yield curve is not inverted. This set of conditions suggests the U.S. will continue to achieve slow growth. Further, the 2016 national elections are 13 months away. If the election leads to tax and regulatory reform then we believe the U.S. economy is likely to achieve far better performance beginning in 2017.

There are still troubling economic soft spots around the world, which could produce a recession. China is trying to change its economy. We believe the economic reporting there reflects corruption and restricts us to a generalized impression of the progress in China. Europe is stagnant and trying to cope with a growing flood of refugees. The Mideast is a conflagration. The price of oil has been falling, which is pressuring the budgets of many OPEC4 governments.

The breakdown of world order is also worrying. Russia has become more aggressive; China is trying to exert its dominance in Asia. The chaos in the Mideast appears to be increasing. The decline in oil prices is highly favorable in the long run but increases the financial pressures on Russia and nearly all OPEC governments who are spending heavily to placate their populations. Europe may be facing a refugee crisis. For investors the question is whether this disorder will affect economic growth. We do not believe we can prudently link world issues to the stock market with sufficient confidence to alter our investment posture. We will continue to watch world events, and worry.

[3]	The DGI Fund does not currently hold Tesla stock nor has it owned Tesla stock in the past. Current and future holdings are subject to risk.
[4]	OPEC stands for the Organization of Petroleum Exporting Countries. It is a 13-country cartel formed in 1960. Its constituents are located in the Middle East, Africa, and South America.

2	1-855-DGI-FUND (344-3863) | www.DGIfund.com

The Disciplined Growth Investors Fund	Shareholder Letter

October 31, 2015 (Unaudited)

We have been continuing our efforts to improve the portfolio posture with new investments and additions to existing holdings. We are continuing to find unique and potentially highly profitable ideas. The work is slow and painstaking.

Your Fund’s investment posture reflects our view that the 2008-09 bear market “cleared the decks” for stocks to achieve a multi-year period of excellent performance. The fact of negative performance results during the first nine months of this year has not diminished our assessment that stocks offer the best source of risk-adjusted return over the next seven years.

Sincerely,

Frederick K. Martin, CFA

Chief Investment Officer

Disciplined Growth Investors, Inc.

ALPS Distributors, Inc. is the distributor for The Disciplined Growth Investors Fund.

The Fund is subject to investment risks, including possible loss of the principal amount invested and therefore is not suitable for all investors. The Fund may not achieve its objectives.

Diversification does not ensure a profit or guarantee against loss.

The views of the author and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer’s current views. The views expressed are those of the author only, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the Fund or any securities or any sectors mentioned herein. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Disciplined Growth Investors, Inc. nor the Fund accepts any liability for losses either direct or consequential caused by the use of this information.

Fred Martin is a registered representative of ALPS Distributors, Inc.

Semi-Annual Report | October 31, 2015	3

The Disciplined Growth Investors Fund	Performance Update

October 31, 2015 (Unaudited)

Cumulative Total Return Performance (for the period ended October 31, 2015)

	1 month	Quarter	6 month	YTD	1 Year	3 Year	Since Inception*
Disciplined Growth Investors Fund	2.54%	-2.35%	-3.40%	-2.92%	1.11%	10.87%	13.04%
S&P 500® Total Return Index(1)	8.44%	-0.63%	0.77%	2.70%	5.20%	16.20%	16.87%

*	Fund Inception date of August 12, 2011

(1)

The S&P 500® Total Return Index is an unmanaged index of 500 common stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly in the Index.

The returns shown above do not reflect the deductions of taxes a shareholder would pay on Fund distributions or redemptions of Fund shares.

Returns less than one year are cumulative.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please call 1.855.DGI.FUND.

4	1-855-DGI-FUND (344-3863) | www.DGIfund.com

The Disciplined Growth Investors Fund	Performance Update

October 31, 2015 (Unaudited)

Growth of $10,000 Investment in the Fund (for the period ended October 31, 2015)

The chart represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Investing in the Fund is subject to investment risks, including possible loss of the principal amount invested.

Industry Sector Allocation (as a % of Net Assets)*

Technology	24.40%
Consumer Discretionary	19.41%
Producer Durables	9.75%
Health Care	8.74%
Energy	2.67%
Financial Services	3.68%
Asset/Mortgage Backed Securities	0.12%
Corporate Bond	22.98%
Foreign Government Bonds	0.25%
Government & Agency Obligations	0.10%
Other Assets in Excess of Liabilities	7.90%

Top Ten Holdings (as a % of Net Assets)*

TJX Cos., Inc.	3.93%
Edwards Lifesciences Corp.	3.77%
Middleby Corp.	3.54%
Intuit, Inc.	3.40%
L Brands, Inc.	3.28%
Royal Caribbean Cruises Ltd.	2.45%
FactSet Research Systems, Inc.	2.35%
Open Text Corp.	2.33%
Autodesk, Inc.	2.05%
Akamai Technologies, Inc.	1.97%
Top Ten Holdings	29.07%

* Holdings are subject to change, and may not reflect the current or future position of the portfolio.

Semi-Annual Report | October 31, 2015	5

The Disciplined Growth Investors Fund	Disclosure of Fund Expenses

October 31, 2015 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: direct costs, such as short-term redemption fees and wire fees, balance fees, and indirect costs, including management fees, and other fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs” (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of May 1, 2015 through October 31, 2015.

Actual Expenses The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value 5/1/2015	Ending Account Value 10/31/2015	Expense Ratio(a)	Expenses Paid During period 5/1/2015 - 10/31/2015(b)

Actual	$ 1,000.00	$ 966.00	0.78%	$ 3.85
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.22	0.78%	$ 3.96

(a)	The Fund’s expense ratios have been annualized based on the Fund’s most recent fiscal half-year expenses.
(b)

Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184)/366 (to reflect the half-year period).

6	1-855-DGI-FUND (344-3863) | www.DGIfund.com

The Disciplined Growth Investors Fund	Portfolio of Investments

October 31, 2015 (Unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (68.65%)
CONSUMER DISCRETIONARY (19.41%)
Auto & Auto Parts (1.41%)
Gentex Corp.	97,600	$1,599,664

Consumer Products (4.24%)
Ethan Allen Interiors, Inc.	47,569	1,294,352
Garmin Ltd.	34,563	1,225,950
Ralph Lauren Corp.	9,806	1,086,211
Select Comfort Corp.(a)	57,886	1,227,183

		4,833,696

Leisure (4.00%)
Cheesecake Factory, Inc.	15,250	735,050
Royal Caribbean Cruises Ltd.	28,400	2,793,140
TripAdvisor, Inc.(a)	12,300	1,030,494

		4,558,684

Retail (9.00%)
Cabela’s, Inc.(a)	36,600	1,433,622
L Brands, Inc.	38,900	3,733,622
TJX Cos., Inc.	61,125	4,473,738
Urban Outfitters, Inc.(a)	21,300	609,180

		10,250,162

Textiles, Apparel & Luxury Goods (0.76%)
Tumi Holdings, Inc.(a)	53,825	862,815

TOTAL CONSUMER DISCRETIONARY		22,105,021

ENERGY (2.67%)
Crude Producers (0.48%)
Southwestern Energy Co.(a)	49,100	542,064

Energy Equipment & Services (0.75%)
Noble Corp. PLC	63,657	857,460

Oil & Gas Services (0.84%)
Core Laboratories NV	8,200	953,906

Semi-Annual Report | October 31, 2015	7

The Disciplined Growth Investors Fund	Portfolio of Investments

October 31, 2015 (Unaudited)

	Shares	Value (Note 2)

ENERGY (continued)
Oil, Gas & Consumable Fuels (0.60%)
Ultra Petroleum Corp.(a)	125,125	$685,685

TOTAL ENERGY		3,039,115

FINANCIAL SERVICES (3.68%)
Banks (0.54%)
TCF Financial Corp.	40,375	621,371

Consumer Finance & Credit Services (2.35%)
FactSet Research Systems, Inc.	15,269	2,673,907

Investment Banking & Brokerage (0.79%)
E*Trade Financial Corp.(a)	31,646	902,228

TOTAL FINANCIAL SERVICES		4,197,506

HEALTH CARE (8.74%)
Biotechnology (1.09%)
Myriad Genetics, Inc.(a)	30,625	1,236,331

Medical Equipment & Services (6.55%)
Edwards Lifesciences Corp.(a)	27,325	4,294,124
Intuitive Surgical, Inc.(a)	3,762	1,868,209
Varian Medical Systems, Inc.(a)	16,500	1,295,745

		7,458,078

Medical Specialties (1.10%)
Align Technology, Inc.(a)	19,200	1,256,832

TOTAL HEALTH CARE		9,951,241

PRODUCER DURABLES (9.75%)
Computers (0.55%)
IHS, Inc. - Class A(a)	5,225	624,596

Machinery (3.54%)
Middleby Corp.(a)	34,454	4,029,051

Machinery-Diversified (0.66%)
Graco, Inc.	10,225	750,515

8	1-855-DGI-FUND (344-3863) | www.DGIfund.com

The Disciplined Growth Investors Fund	Portfolio of Investments

October 31, 2015 (Unaudited)

	Shares	Value (Note 2)

PRODUCER DURABLES (continued)
Professional Services (1.27%)
CEB, Inc.	19,425	$1,452,213

Software (0.63%)
Paychex, Inc.	13,825	713,094

Transportation & Freight (3.10%)
JetBlue Airways Corp.(a)	85,750	2,130,030
Landstar System, Inc.	22,225	1,401,064

		3,531,094

TOTAL PRODUCER DURABLES		11,100,563

TECHNOLOGY (24.40%)
Computer Technology (1.12%)
Super Micro Computer, Inc.(a)	45,400	1,280,734

Electronics (6.03%)
ARM Holdings PLC - Sponsored ADR	20,637	978,813
Microchip Technology, Inc.	21,800	1,052,722
Open Text Corp.	57,112	2,649,997
Plexus Corp.(a)	63,025	2,181,925

		6,863,457

Information Technology (11.27%)
Akamai Technologies, Inc.(a)	36,825	2,239,696
Autodesk, Inc.(a)	42,300	2,334,537
Dolby Laboratories, Inc. - Class A	16,350	566,855
Intuit, Inc.	39,725	3,870,407
Seagate Technology PLC	53,097	2,020,872
Yahoo!, Inc.(a)	50,600	1,802,372

		12,834,739

Semiconductors (1.76%)
Power Integrations, Inc.	17,150	867,962
Synaptics, Inc.(a)	13,400	1,140,206

		2,008,168

Software (1.52%)
Qlik Technologies, Inc.(a)	33,300	1,044,621
RealPage, Inc.(a)	40,300	681,070

		1,725,691

Semi-Annual Report | October 31, 2015	9

The Disciplined Growth Investors Fund	Portfolio of Investments

October 31, 2015 (Unaudited)

	Shares	Value (Note 2)

TECHNOLOGY (continued)
Telecommunications (2.70%)
Plantronics, Inc.	30,100	$1,613,962
Ubiquiti Networks, Inc.	30,100	878,318
ViaSat, Inc.(a)	8,744	576,754

		3,069,034

TOTAL TECHNOLOGY		27,781,823

TOTAL COMMON STOCKS (Cost $ 56,733,190)		78,175,269

	Principal Amount	Value (Note 2)

ASSET/MORTGAGE BACKED SECURITIES (0.12%)
Government National Mortgage Association, Series 2005-93
5.500% 12/20/2034	$129,687	134,019

TOTAL ASSET/MORTGAGE BACKED SECURITIES (Cost $138,724)		134,019

CORPORATE BONDS (22.98%)
BASIC MATERIALS (0.65%)
Chemicals (0.30%)
Lubrizol Corp.
8.875% 02/01/2019	285,000	345,381

Iron/Steel (0.35%)
Nucor Corp.
5.750% 12/01/2017	369,000	396,246

TOTAL BASIC MATERIALS		741,627

COMMUNICATIONS (2.48%)
Media (1.67%)
21st Century Fox America, Inc.
6.900% 03/01/2019	317,000	363,449
Comcast Cable Communications Holdings, Inc.
9.455% 11/15/2022	263,000	366,011
Comcast Corp.
5.150% 03/01/2020	715,000	805,297

10	1-855-DGI-FUND (344-3863) | www.DGIfund.com

The Disciplined Growth Investors Fund	Portfolio of Investments

October 31, 2015 (Unaudited)

	Principal Amount	Value (Note 2)

Media (continued)
Viacom, Inc.
2.500% 09/01/2018	$364,000	$366,374

		1,901,131

Telecommunications (0.81%)
AT&T, Inc.
2.450% 06/30/2020	510,000	506,125
AT&T, Inc.
5.500% 02/01/2018	7,000	7,583
Verizon Communications, Inc.
4.500% 09/15/2020	371,000	403,063

		916,771

TOTAL COMMUNICATIONS		2,817,902

CONSUMER, CYCLICAL (1.31%)
Retail (1.31%)
Advance Auto Parts, Inc.
5.750% 05/01/2020	365,000	402,236
CVS Health Corp.
4.125% 05/15/2021	348,000	373,071
McDonald’s Corp.
6.300% 03/01/2038	284,000	340,811
Wal-Mart Stores, Inc.
6.200% 04/15/2038	297,000	377,508

TOTAL CONSUMER, CYCLICAL		1,493,626

CONSUMER, NON-CYCLICAL (2.39%)
Beverages (1.06%)
Anheuser-Busch InBev Worldwide, Inc.
2.500% 07/15/2022	373,000	354,944
Diageo Capital PLC
5.750% 10/23/2017	453,000	491,087
Pepsi Bottling Group, Inc., Series B
7.000% 03/01/2029	269,000	364,325

		1,210,356

Commercial Services (0.33%)
Total System Services, Inc.
2.375% 06/01/2018	380,000	380,003

Semi-Annual Report | October 31, 2015	11

The Disciplined Growth Investors Fund	Portfolio of Investments

October 31, 2015 (Unaudited)

	Principal Amount	Value (Note 2)

Food (0.33%)
Unilever Capital Corp.
4.800% 02/15/2019	$338,000	$371,614

Healthcare-Services (0.35%)
UnitedHealth Group, Inc.
2.700% 07/15/2020	390,000	400,100

Pharmaceuticals (0.32%)
Johnson & Johnson
5.850% 07/15/2038	283,000	363,728

TOTAL CONSUMER, NON-CYCLICAL		2,725,801

ENERGY (2.76%)
Oil & Gas (0.59%)
ConocoPhillips Holding Co.
6.950% 04/15/2029	282,000	352,019
Noble Energy, Inc.
8.250% 03/01/2019	272,000	317,126

		669,145

Pipelines (2.17%)
DCP Midstream Operating LP
3.875% 03/15/2023	380,000	323,612
Energy Transfer Partners LP
9.700% 03/15/2019	299,000	354,285
Enterprise Products Operating LLC
5.200% 09/01/2020	331,000	364,854
Kinder Morgan Energy Partners LP
9.000% 02/01/2019	299,000	345,560
ONEOK Partners LP
3.200% 09/15/2018	419,000	420,674
Plains All American Pipeline LP / PAA Finance Corp.
8.750% 05/01/2019	298,000	353,513
TransCanada PipeLines Ltd.
7.250% 08/15/2038	249,000	313,430

		2,475,928

TOTAL ENERGY		3,145,073

12	1-855-DGI-FUND (344-3863) | www.DGIfund.com

The Disciplined Growth Investors Fund	Portfolio of Investments

October 31, 2015 (Unaudited)

	Principal Amount	Value (Note 2)

FINANCIAL (3.26%)
Banks (1.15%)
Bank of America Corp.
5.650% 05/01/2018	$340,000	$370,106
JPMorgan Chase & Co.
4.400% 07/22/2020	370,000	398,837
Royal Bank of Scotland Group PLC, Series 1
9.118% Perpetual Maturity (b)	3,000	3,036
Wachovia Corp.
5.750% 06/15/2017	500,000	535,220

		1,307,199

Diversified Financial Services (1.13%)
American Express Co.
7.000% 03/19/2018	395,000	443,683
General Electric Capital Corp.
5.875% 01/14/2038	310,000	383,625
National Rural Utilities Cooperative Finance Corp.
10.375% 11/01/2018	373,000	463,054

		1,290,362

Insurance (0.66%)
American International Group, Inc.
6.400% 12/15/2020	340,000	401,991
MetLife, Inc., Series A
6.817% 08/15/2018	305,000	346,209

		748,200

Real Estate Investment Trusts (0.32%)
Health Care REIT, Inc.
2.250% 03/15/2018	365,000	366,382

TOTAL FINANCIAL		3,712,143

GOVERNMENT (0.35%)
Multi-National (0.35%)
Corporacion Andina de Fomento
8.125% 06/04/2019	330,000	396,660
Corporacion Andina de Fomento
5.750% 01/12/2017	1,000	1,054

		397,714

TOTAL GOVERNMENT		397,714

Semi-Annual Report | October 31, 2015	13

The Disciplined Growth Investors Fund	Portfolio of Investments

October 31, 2015 (Unaudited)

	Principal Amount	Value (Note 2)

INDUSTRIAL (2.90%)
Aerospace/Defense (0.64%)
Lockheed Martin Corp.
4.250% 11/15/2019	$345,000	$373,075
Rockwell Collins, Inc.
3.700% 12/15/2023	340,000	354,625

		727,700

Electrical Components & Equipment (0.32%)
Emerson Electric Co.
5.000% 04/15/2019	335,000	369,834

Electronics (0.28%)
Corning, Inc.
6.625% 05/15/2019	286,000	324,005

Engineering & Construction (0.33%)
Fluor Corp.
3.375% 09/15/2021	358,000	370,351

Environmental Control (0.35%)
Republic Services, Inc.
5.500% 09/15/2019	358,000	398,401

Miscellaneous Manufacturing (0.33%)
Tyco Electronics Group SA
3.500% 02/03/2022	364,000	372,681

Transportation (0.65%)
CSX Corp.
7.375% 02/01/2019	311,000	361,213
United Parcel Service, Inc.
6.200% 01/15/2038	293,000	382,459

		743,672

TOTAL INDUSTRIAL		3,306,644

UTILITIES (6.88%)
Electric (6.18%)
Ameren Illinois Co.
9.750% 11/15/2018	351,000	429,781
Arizona Public Service Co.
8.750% 03/01/2019	297,000	358,185

14	1-855-DGI-FUND (344-3863) | www.DGIfund.com

The Disciplined Growth Investors Fund	Portfolio of Investments

October 31, 2015 (Unaudited)

	Principal Amount	Value (Note 2)

Electric (continued)
CMS Energy Corp.
5.050% 03/15/2022	$319,000	$354,493
Commonwealth Edison Co.
4.000% 08/01/2020	330,000	353,513
Consolidated Edison Co. of New York, Inc.
7.125% 12/01/2018	310,000	358,577
Edison International
3.750% 09/15/2017	321,000	333,499
Georgia Power Co.
5.400% 06/01/2018	286,000	313,366
Interstate Power & Light Co.
3.650% 09/01/2020	347,000	366,958
ITC Holdings Corp.
4.050% 07/01/2023	388,000	402,026
Jersey Central Power & Light Co.
7.350% 02/01/2019	450,000	509,131
Nevada Power Co.
7.125% 03/15/2019	300,000	347,848
Oncor Electric Delivery Co. LLC
7.000% 09/01/2022	330,000	401,686
PacifiCorp
5.650% 07/15/2018	17,000	18,759
PPL Capital Funding, Inc.
3.500% 12/01/2022	529,000	535,488
PSEG Power LLC
2.450% 11/15/2018	373,000	375,031
PSEG Power LLC
5.320% 09/15/2016	440,000	455,101
Puget Energy, Inc.
5.625% 07/15/2022	337,000	381,355
TECO Finance, Inc.
6.572% 11/01/2017	317,000	345,901
Wisconsin Electric Power Co.
2.950% 09/15/2021	385,000	392,952

		7,033,650

Gas (0.70%)
CenterPoint Energy Resources Corp.
6.000% 05/15/2018	300,000	328,977

Semi-Annual Report | October 31, 2015	15

The Disciplined Growth Investors Fund	Portfolio of Investments

October 31, 2015 (Unaudited)

		Principal Amount	Value (Note 2)

Gas (continued)
Sempra Energy
6.500% 06/01/2016		$455,000	$469,325

			798,302

TOTAL UTILITIES			7,831,952

TOTAL CORPORATE BONDS (Cost $26,217,337)			26,172,482

FOREIGN GOVERNMENT BONDS (0.25%)
Province of Quebec Canada, Series NN
7.125% 02/09/2024		216,000	281,475

TOTAL FOREIGN GOVERNMENT BONDS (Cost $277,514)			281,475

GOVERNMENT & AGENCY OBLIGATIONS (0.10%)
U.S. Treasury Bonds
6.500% 11/15/2026		28,000	39,790

U.S. Treasury Notes
5.125% 05/15/2016		20,000	20,514
U.S. Treasury Notes
4.500% 02/15/2016		38,000	38,474
U.S. Treasury Notes
4.500% 11/15/2015		16,000	16,026

TOTAL GOVERNMENT & AGENCY OBLIGATIONS (Cost $114,147)			114,804

	Yield	Shares	Value (Note 2)

SHORT TERM INVESTMENTS (7.74%)
MONEY MARKET FUND (2.65%)
Fidelity Institutional Money Market Government Portfolio - Class I	0.01%(c)	3,013,809	3,013,809

U.S. TREASURY BILLS (5.09%)
U.S. Treasury Bill, 12/10/2015	0.14%(d)	5,800,000	5,799,884

TOTAL SHORT TERM INVESTMENTS (Cost $8,812,938)			8,813,693

16	1-855-DGI-FUND (344-3863) | www.DGIfund.com

The Disciplined Growth Investors Fund	Portfolio of Investments

October 31, 2015 (Unaudited)

TOTAL INVESTMENTS (99.84%) (Cost $92,293,850)	$113,691,742

Other Assets In Excess Of Liabilities (0.16%)	183,797

NET ASSETS (100.00%)	$113,875,539

(a)	Non-Income Producing Security.
(b)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(c)	Represents the 7-day yield.
(d)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

Common Abbreviations:

ADR - American Depositary Receipt.

LLC - Limited Liability Company.

LP - Limited Partnership.

Ltd. - Limited.

NV - Naamloze Vennootschap is the Dutch term for limited liability company.

PLC - Public Limited Company.

REIT - Real Estate Investment Trust.

SA -	Generally designated corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.

Holdings are subject to change.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	17

The Disciplined Growth Investors Fund	Statement of Assets and Liabilities

October 31, 2015 (Unaudited)

ASSETS
Investments, at value	$113,691,742
Receivable for shares sold	3,561
Dividends and interest receivable	391,380

Total assets	114,086,683

LIABILITIES
Payable for investments purchased	34,281
Payable for shares redeemed	29,868
Payable to adviser	146,995

Total liabilities	211,144

NET ASSETS	$113,875,539

NET ASSETS CONSIST OF
Paid-in capital (Note 5)	$90,150,020
Accumulated net investment income	54,614
Accumulated net realized gain on investments	2,273,013
Net unrealized appreciation on investments	21,397,892

NET ASSETS	$113,875,539

INVESTMENTS, AT COST	$92,293,850

PRICING OF SHARES
Net Asset Value, offering and redemption price per share	$16.14
Shares of beneficial interest outstanding	7,053,330

See Notes to Financial Statements.

18	1-855-DGI-FUND (344-3863) | www.DGIfund.com

The Disciplined Growth Investors Fund	Statement of Operations

For the Six Months Ended October 31, 2015 (Unaudited)

INVESTMENT INCOME
Dividends	$377,364
Foreign taxes withheld	(3,036)
Interest	346,293

Total investment income	720,621

EXPENSES
Investment advisory fees (Note 6)	446,263

Total expenses	446,263

NET INVESTMENT INCOME	274,358

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investments	(184,643)
Net change in unrealized depreciation on investments	(4,063,427)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(4,248,070)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,973,712)

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	19

The Disciplined Growth Investors Fund	Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2015 (Unaudited)	For the Year Ended April 30, 2015

OPERATIONS
Net investment income	$274,358	$601,292
Net realized gain/(loss) on investments	(184,643)	2,893,527
Net change in unrealized appreciation/(depreciation) on investments	(4,063,427)	8,397,596

Net increase/(decrease) in net assets resulting from operations	(3,973,712)	11,892,415

DISTRIBUTIONS (Note 3)
From net investment income	(282,818)	(550,583)
From net realized gains on investments	–	(709,544)

Net decrease in net assets from distributions	(282,818)	(1,260,127)

CAPITAL SHARE TRANSACTIONS (Note 5)
Proceeds from sales of shares	14,107,830	27,552,615
Issued to shareholders in reinvestment of distributions	280,447	1,251,789
Cost of shares redeemed, net of redemption fees	(9,598,529)	(12,834,981)

Net increase from capital share transactions	4,789,748	15,969,423

Net increase in net assets	533,218	26,601,711

NET ASSETS
Beginning of period	113,342,321	86,740,610

End of period*	$113,875,539	$113,342,321

*Including accumulated net investment income of:	$54,614	$63,074

OTHER INFORMATION
Share Transactions
Issued	846,400	1,694,271
Issued to shareholders in reinvestment of distributions	16,987	75,504
Redeemed	(575,499)	(779,232)

Net increase in share transactions	287,888	990,543

See Notes to Financial Statements.

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Page Intentionally Left Blank

The Disciplined Growth Investors Fund

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME FROM OPERATIONS
Net investment income(a)
Net realized and unrealized gain/(loss) on investments

Total from investment operations

DISTRIBUTIONS
From net investment income
From net realized gain on investments

Total distributions

INCREASE/(DECREASE) IN NET ASSET VALUE

NET ASSET VALUE, END OF PERIOD

TOTAL RETURN

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000’s)

RATIOS TO AVERAGE NET ASSETS
Expenses
Net investment income

PORTFOLIO TURNOVER RATE

(a)	Per share numbers have been calculated using the average shares method.
(b)	Not annualized.
(c)	Annualized.

See Notes to Financial Statements.

22	1-855-DGI-FUND (344-3863) | www.DGIfund.com

Financial Highlights

For a share outstanding during the periods presented

For the Six Months Ended October 31, 2015 (Unaudited)	For the Year Ended April 30, 2015	For the Year Ended April 30, 2014	For the Year Ended April 30, 2013	For the Period August 12, 2011 (Inception) to April 30, 2012

$ 16.75	$15.02	$13.17	$12.13	$ 10.00

0.04	0.10	0.07	0.11	0.05
(0.61)	1.83	1.90	1.09	2.11

(0.57)	1.93	1.97	1.20	2.16

(0.04)	(0.09)	(0.07)	(0.11)	(0.03)
–	(0.11)	(0.05)	(0.05)	–

(0.04)	(0.20)	(0.12)	(0.16)	(0.03)

(0.61)	1.73	1.85	1.04	2.13

$ 16.14	$16.75	$15.02	$13.17	$ 12.13

(3.40%)(b)	12.87%	15.02%	9.93%	21.65%(b)

$ 113,876	$113,342	$86,741	$66,967	$ 35,678

0.78%(c)	0.78%	0.78%	0.78%	0.77%(c)
0.48%(c)	0.61%	0.47%	0.90%	0.60%(c)

9%(b)	14%	10%	10%	6%(b)

Semi-Annual Report | October 31, 2015	23

The Disciplined Growth Investors Fund	Notes to Financial Statements

October 31, 2015 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of October 31, 2015, the Trust had 34 registered funds. This semi-annual report describes the Disciplined Growth Investors Fund (the “Fund”). The Fund seeks long-term capital growth and as a secondary objective, modest income with reasonable risk.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of their financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security. Short–term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value.

When such prices or quotations are not available, or when the Disciplined Growth Investors, Inc. (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

24	1-855-DGI-FUND (344-3863) | www.DGIfund.com

The Disciplined Growth Investors Fund	Notes to Financial Statements

October 31, 2015 (Unaudited)

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Fund as of October 31, 2015:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks(a)	$78,175,269	$–	$–	$78,175,269
Asset/Mortgage Backed Securities	–	134,019	–	134,019
Corporate Bonds	–	26,172,482	–	26,172,482
Foreign Government Bonds	–	281,475	–	281,475
Government & Agency Obligations	–	114,804	–	114,804
Short Term Investments
Money Market Fund	3,013,809	–	–	3,013,809
U.S. Treasury Bills	–	5,799,884	–	5,799,884

TOTAL	$81,189,078	$32,502,664	$–	$113,691,742

(a)	For detailed descriptions of the underlying industries, see the accompanying Portfolio of Investments.

Semi-Annual Report | October 31, 2015	25

The Disciplined Growth Investors Fund	Notes to Financial Statements

October 31, 2015 (Unaudited)

The Fund recognizes transfers between levels as of the end of the period. For the six months October 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 securities. For the six months ended October 31, 2015, the Fund did not have any securities that used unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund.

Trust Expenses: Some expenses of the Trust can be directly attributed to the Fund. Expenses which cannot be directly attributed to the Fund are apportioned among all funds in the Trust based on average net assets of each fund.

Fund Expenses: Expenses that are specific to the Fund are charged directly to the Fund.

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of their net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made.

As of and during the six months ended October 31, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: The Fund normally pays dividends, if any, quarterly and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including short term capital gains. Long term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than a year. The Fund may make additional distributions and dividends at other times if the portfolio manager believes doing so may be necessary for the Fund to avoid or reduce taxes.

26	1-855-DGI-FUND (344-3863) | www.DGIfund.com

The Disciplined Growth Investors Fund	Notes to Financial Statements

October 31, 2015 (Unaudited)

3. TAX BASIS INFORMATION

Tax Basis of Investments: As of October 31, 2015, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation for Federal tax purposes was as follows:

Disciplined Growth Investors Fund

Gross appreciation (excess of value over tax cost)	$25,564,653
Gross depreciation (excess of tax cost over value)	(4,166,815)

Net unrealized appreciation	$21,397,838

Cost of investments for income tax purposes	$92,293,904

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

The tax character of distributions paid during the year ended April 30, 2015, were as follows:

	Ordinary Income	Long-Term Capital Gain

The Disciplined Growth Investors Fund	$576,515	$683,612

The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year end. Accordingly, tax basis balances have not been determined as of October 31, 2015.

4. SECURITIES TRANSACTIONS

During the six months ended October 31, 2015, equity holdings, asset/mortgage backed securities, fixed income securities and U.S. Treasury Notes were transferred in-kind. The intent of the transfers was to save on equity transaction costs both for the new shareholders at the institution they transferred from and for the Fund on the addition of assets. The assets of two separate accounts were transferred-in-kind into the Fund in the amount of $4,093,519.

Semi-Annual Report | October 31, 2015	27

The Disciplined Growth Investors Fund	Notes to Financial Statements

October 31, 2015 (Unaudited)

The cost of purchases and proceeds from sales of securities (excluding short-term securities, transfers-in-kind, and U.S. Government Obligations) during the six months ended October 31, 2015, were as follows:

Fund	Purchases of Securities	Proceeds From Sales of Securities

The Disciplined Growth Investors Fund	$9,460,622	$9,520,556

5. SHARES OF BENEFICIAL INTEREST

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Fund of the Trust have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Purchasers of the share do not have any obligation to make payments to the Trust or its creditors solely by reason of the purchasers’ ownership of the shares. Shares have no pre-emptive rights.

Shares redeemed within 90 days of purchase may incur a 2% short-term redemption fee deducted from the redemption amount. For the six months ended October 31, 2015, and year ended April 30, 2015, the Fund did not receive any redemption fees. Effective September 1, 2015, the Fund no longer imposes redemption fees.

6. MANAGEMENT AND RELATED-PARTY TRANSACTIONS

The Adviser, subject to the authority of the Board, is responsible for the overall management and administration of the Fund’s business affairs. The Adviser manages the investments of the Fund in accordance with the Fund’s investment objective, policies and limitations and investment guidelines established jointly by the Adviser and the Trustees. Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.78% of the Fund’s average daily net assets.

Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, distribution fees or expenses, legal, audit and other services, except for interest expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business. Also included are Trustee fees which were $1,600 for the six months ended October 31, 2015.

Fund Administrator Fees and Expenses

ALPS Fund Services, Inc. (“ALPS”) serves as administrator to the Fund. Pursuant to an Administration Agreement, ALPS provides operational services to the Fund including, but not limited to, fund accounting and fund administration and generally assists in the Fund’s operations. Officers of the Trust are employees of ALPS. The Fund’s administration fee is accrued on a daily basis and paid monthly. The Administrator is also reimbursed for certain out-of-pocket expenses. The administrative fee and out-of-pocket expenses are included in the unitary management fee paid to the Adviser.

28	1-855-DGI-FUND (344-3863) | www.DGIfund.com

The Disciplined Growth Investors Fund	Notes to Financial Statements

October 31, 2015 (Unaudited)

Transfer Agent

ALPS serves as transfer, dividend paying and shareholder servicing agent for the Fund. ALPS receives an annual minimum fee, a fee based upon the number of shareholder accounts, and is also reimbursed by the Fund for certain out-of-pocket expenses. The fee is included in the unitary management fee paid to the Adviser.

Compliance Services

ALPS provides services that assist the Trust’s chief compliance officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act and receives an annual base fee. ALPS is reimbursed for certain out-of-pocket expenses. The fee is included in the unitary management fee paid to the Adviser.

Principal Financial Officer

ALPS receives an annual fee for providing principal financial officer services to the Fund. The fee is included in the unitary management fee paid to the Adviser.

Distributor

ALPS Distributors, Inc. (“ADI” or the “Distributor”) (an affiliate of ALPS) acts as the distributor of the Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares are sold on a continuous basis by ADI as agent for the Fund, and ADI has agreed to use its best efforts to solicit orders for the sale of the Fund’s shares, although it is not obliged to sell any particular amount of shares. ADI is not entitled to any compensation for its services as Distributor. ADI is registered as a broker-dealer with the U.S. Securities and Exchange Commission.

7. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses, which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. RECENT ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2015-07, “Disclosures for Investments in Certain Entities that Calculate Net Asset Value Per Share (or its Equivalent).” This is an update to Accounting Standards Codification Topic 820, Fair Value Measurement. ASU 2015-07 removes the requirement to categorize within the fair value hierarchy investments for which fair value is measured at net asset value per share (or its equivalent) using the practical expedient. ASU 2015-17 is effective for annual reporting periods beginning on or after December 15, 2015, and interim periods within those annual periods, with retrospective application for all periods presented. The Fund is currently evaluating the impact ASU 2015-07 will have on the Fund’s financial statements and disclosures.

Semi-Annual Report | October 31, 2015	29

The Disciplined Growth Investors Fund	Disclosure Regarding Approval of Fund Advisory Agreements

October 31, 2015 (Unaudited)

On June 9-10, 2015, the Trustees met in person to discuss, among other things, the approval of the investment advisory agreement between Financial Investors Trust (the “Trust”) and Disciplined Growth Investors, Inc. (the “Adviser”) (the “Investment Advisory Agreement”), in accordance with Section 15(c) of the 1940 Act. In renewing and approving the Investment Advisory Agreement with the Adviser, the Trustees, including the Independent Trustees, considered the following factors with respect to the Disciplined Growth Investors Fund (the “Fund”):

Investment Advisory Fee Rate. The Trustees reviewed and considered the contractual annual unitary fee to be paid by the Trust, on behalf of the Fund, to the Adviser of 0.78% of the Fund’s daily average net assets, in light of the extent and quality of the advisory services to be provided by the Adviser to the Fund. The Board received and considered information including a comparison of the Fund’s contractual and actual advisory fees and overall expenses with those of funds in the relevant peer expense group of funds provided by an independent provider of investment company data (the “Data Provider”).

Total Expense Ratio. The Trustees noted that the Adviser fee arrangement was a unitary fee and determined that the contractual total expense ratio of 0.78% for the Fund was generally below the median for others within the Fund’s peer group and universe.

Nature, Extent and Quality of the Services under the Advisory Agreement. The Trustees received and considered information regarding the nature, extent and quality of services provided to the Fund under the Advisory Agreement. The Trustees reviewed certain background materials supplied by the Adviser in its presentation, including its Form ADV.

The Trustees reviewed and considered the Adviser’s investment advisory personnel, its history as an asset manager, its performance and the amount of assets currently under management by the Adviser. The Trustees also reviewed the research and decision-making processes utilized by the Adviser, including the methods adopted to seek to achieve compliance with the investment objectives, policies and restrictions of the Fund.

The Trustees considered the background and experience of the Adviser’s management in connection with the Fund, including reviewing the qualifications, backgrounds and responsibilities of the management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments.

The Trustees also reviewed the accompanying compliance-related materials and further noted that they have received reports on these services and compliance issues at each regular Board meeting throughout the year related to the services rendered by the Adviser with respect to the Fund.

Performance: The Trustees reviewed performance information for the Fund for the 3-month, 1-year and 3-year periods ended March 31, 2015. That review included a comparison of the Fund’s performance to the performance of a group of comparable funds selected by the Data Provider. The Trustees noted the comparable performance of the Fund compared against funds identified by the Data Provider, specifically that the Fund’s performance exceeded that of the peer group average for the 1- and 3-year periods. The Trustees also considered the Adviser’s discussion of the Fund’s underlying portfolio diversification categories, its top contributors and top detractors, as well as the Adviser’s performance and reputation generally and its investment techniques, risk management controls and decision-making processes.

30	1-855-DGI-FUND (344-3863) | www.DGIfund.com

The Disciplined Growth Investors Fund	Disclosure Regarding Approval of Fund Advisory Agreements

October 31, 2015 (Unaudited)

Comparable Accounts: The Trustees considered information provided by the Adviser regarding its standard fee schedule for similarly managed separate accounts, and the corresponding rates applicable at different asset levels.

Profitability: The Trustees received and reviewed a profitability analysis prepared by the Adviser based on the fees payable under the Advisory Agreement. The Board then reviewed the Adviser’s financial statements in order to analyze the financial condition and stability and profitability of the adviser.

Economies of Scale. The Trustees considered whether economies of scale in the provision of services to the Fund will be passed along to the shareholders under the proposed agreements.

Other Benefits to the Adviser. The Trustees reviewed and considered any other benefits derived or to be derived by the Adviser from its relationship with the Fund, including whether soft dollar arrangements were used.

The Board summarized its deliberations with respect to the Investment Advisory Agreement with the Adviser. In selecting the Adviser and approving the investment advisory agreement and fees under such agreement, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to approve the investment advisory agreement. Further, the Independent Trustees were advised by separate independent legal counsel throughout the process. The Trustees, including all of the Independent Trustees, concluded that:

•	the investment advisory fee was a unitary fee;
•	the contractual total expense ratio of 0.78% for the Fund was generally below the median within the Fund’s peer group and universe;
•	the nature, extent and quality of services rendered by the Adviser under the Advisory Agreement were adequate;
•	the performance of the Fund was generally comparable to, or in certain cases better than, the performance of the funds in its Data Provider peer group;
•

bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to the Adviser’s other clients employing a comparable strategy were not indicative of any unreasonableness with respect to the advisory fees proposed to be payable by the Fund;

•	the profit, if any, realized by the Adviser in connection with the operation of the Fund is fair to the Trust, especially in light of the unitary fee arrangement; and
•	there were no material economies of scale or other benefits accruing to the Adviser in connection with its relationship with the Fund.

After reviewing the information received, the Trustees requested supplemental information and the Adviser provided materials in response. The Board determined that, given the totality of the information provided with respect to the Investment Advisory Agreement, the Board had received sufficient information to approve the Investment Advisory Agreement.

Semi-Annual Report | October 31, 2015	31

The Disciplined Growth Investors Fund	Disclosure Regarding Approval of Fund Advisory Agreements

October 31, 2015 (Unaudited)

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that the Adviser’s compensation for investment advisory services is consistent with the best interests of the Fund and its shareholders.

32	1-855-DGI-FUND (344-3863) | www.DGIfund.com

The Disciplined Growth Investors Fund	Additional Information

October 31, 2015 (Unaudited)

1. FUND HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Fund’s Form N-Q are available without charge on the SEC website at http://www.sec.gov. You may also review and copy the Form N-Q at the SEC’s Public Reference Room in Washington, DC. For more information about the operation of the Public Reference Room, please call the SEC at 1-800-SEC-0330.

2. FUND PROXY VOTING POLICIES, PROCEDURES AND SUMMARIES

The Fund’s policies and procedures used in determining how to vote proxies and information regarding how the Fund voted proxies relating to portfolio securities during the most recent prior 12-month period ending June 30 are available without charge, (1) upon request, by calling (toll-free) 855-DGI-Fund and (2) on the SEC’s website at http://www.sec.gov.

Semi-Annual Report | October 31, 2015	33

EMERALD

MUTUAL FUNDS

DRIVEN BY RESEARCH

Emerald Growth Fund
Class A: HSPGX | Class C: HSPCX
Institutional Class: FGROX | Investor Class: FFGRX

Emerald Small Cap Value Fund
Class A: ELASX | Class C: ELCSX
Institutional Class: LSRYX | Investor Class: LSRIX

Emerald Insights Fund
Class A: EFCAX | Class C: EFCCX
Institutional Class: EFCIX | Investor Class: EFCNX

Emerald Banking and Finance Fund
Class A: HSSAX | Class C: HSSCX
Institutional Class: HSSIX | Investor Class: FFBFX

SEMI-ANNUAL REPORT

OCTOBER 31, 2015

Emerald Growth Fund	Manager Commentary
October 31, 2015 (Unaudited)

October 31, 2015

Dear Shareholders:

Investment Results

The performance of the Emerald Growth Fund’s Class A shares (without sales load), for the six months ended October 31, 2015, declined by -1.60%, outpacing the Russell 2000® Growth Index(1) which declined by -3.47%.

Macroeconomic occurrences during the three month period from June through September marked a major inflection point for the market. During that period the market built the wall of worry brick by brick with concerns over slowing global growth at the foundation. The abrupt devaluation of the Chinese Yuan was viewed as a panicked response to a rapidly weakening economy by Chinese leadership. This perceived fire drill by the government was heightened as the government’s decision to stem the decline in the market through various market interventions back-fired undermining confidence further. With the Brazilian and Russian economies already in recessionary territory, fears of a redo of the 1998 currency crisis quickly changed the risk structure of the market place. Concerns over the growth contagion were further stoked by the Federal Reserve’s decision not to raise rates in September, citing global economic developments as a source of concern. While these concerns have abated in recent weeks as economic data points from across the globe have seemingly stabilized and the Federal Reserve’s rhetoric has again shifted toward being more hawkish, we believe that questions around the sustainability of global economic growth remained at the forefront of investor concerns.

Investment Analysis

On a relative basis, Emerald Growth Fund managed to weather the storm reasonably well, outpacing the index for the quarter. Relative outperformance was broad-based, driven by a combination of the portfolio’s relative positioning and solid stock selection within the financial services, healthcare, utility and consumer discretionary sectors which offset underperformance within the producer durables sector.

The financial services sector was the largest contributor to return on a relative basis driven by both the portfolio’s relative overweight position and stock selection within the banking, consumer lending and commercial finance industries. Performance within the healthcare sector also contributed positively to return, driven by a combination of the portfolio’s relative underweight position and stock selection within the pharmaceutical and biotechnology industries.

The portfolio also achieved a positive, albeit more modest, contribution to return within the consumer discretionary and utilities sectors. The aforementioned was partially offset by relative underperformance within the producer durables sector. At the industry level, holdings within the aerospace, air transport, construction and scientific instrument industries detracted from performance.

Exiting October 2015, the portfolio held the largest active exposures to the financial services and technology sectors. Thoughts on those sectors and other areas of notable opportunity/ portfolio exposure are highlighted below:

The financial services sector remained the portfolio’s largest relative overweight position, with the greatest concentration of the exposure falling within the banking industry. While uncertainty regarding the timing of the next Federal Reserve rate increase created ongoing volatility in the direction of treasury yields and the performance of bank stocks, Emerald remains optimistic about opportunities within the industry. Our optimism continued to be predicated on our expectation that our portfolio companies can continue to grow earnings at a competitive pace, driven by loan growth, ongoing good asset quality and stable net interest margin. Further, we believe that ongoing consolidation within the industry can remain a tailwind.

Emerald has also maintained the portfolio’s relative overweight position to the technology sector. Although the sector has come under pressure related primarily to concerns over international growth, we continued to be optimistic regarding the outlook for the holdings in the portfolio. According to an October 1, 2015 Chief Information Officer Survey released by Morgan Stanley, spending in overall information technology is expected to accelerate, with the most notable acceleration in software, in which spending is now anticipated to grow at 5.5% up from 4.9% in the prior survey. The top spending priorities included cloud computing, security and business intelligence/analytics, all areas of emphasis for the Emerald portfolio. In addition to software, communications and systems applications are also poised to grow 3.9% with the bulk of those expenditures focused on network security and VoIP capabilities, also areas of emphasis within the portfolio. We believe this survey remains supportive of the secular trends and portfolio positioning from an enterprise spending perspective. On the consumer side of the technology sector, we believe mobile gaming, 4K television, the connected home and in-car infotainment, can be secular themes that accelerate as the year progresses.

The improvement in non-residential construction also remained a key theme within the portfolio. Recent data points have remained encouraging and we believe the improvement in non-residential construction that began during 2014 has continued, as fundamentals outside of the energy patch continued to look attractive. More recently we became positive on the outlook for residential construction and have added to positions in

Semi-Annual Report | October 31, 2015	1

Emerald Growth Fund	Manager Commentary
October 31, 2015 (Unaudited)

companies poised to benefit from the resurgence in housing. The portfolio’s exposure to both non-residential and residential construction spanned sectors with exposures reflected in holdings within the producer durables and materials sectors, with investments in the engineering and construction, building materials and glass industries.

In regards to the healthcare sector, the third calendar quarter was the first quarter in recent memory that the sector has materially lagged the market overall. Concerns surrounding the future of drug pricing and the ability to sustain pricing power resurfaced in a meaningful way during the quarter magnifying the downside move from the broad market correction. This move weighed particularly hard on pharmaceutical and biotechnology stocks given their strong year-to-date performance. From an industry perspective pricing concerns are not new, but Hillary Clinton seemed intent on making drug pricing one of her key election issues. This means that the headline risk could linger for quite some time. At the end of the reporting period, we had little exposure to stocks that were solely dependent upon price increases for growth. Emerald continued to instead focus on those companies that are developing innovative therapeutics that can command premium pricing and can demonstrate that they are cost neutral or even save the system money. Therefore, despite the heightened focus on pricing we continued to believe that successful execution can be rewarded as has been the case on a year-to-date basis. The portfolio held an underweight position in the healthcare sector exiting the third quarter.

Market Outlook:

The U.S. may not have started the fire, in the words of Billy Joel, but domestically we were certainly feeling the heat as slowing emerging market growth weighed on global growth. While we believe developed markets, and the U.S. in particular, are likely to continue upon their growth paths, the slowdown in emerging markets and the impact to the U.S. manufacturing and export base is yet another factor gating the rate of domestic growth.

A prime example of the impact of the weakness in emerging markets is Caterpillar. The company’s shares retraced meaningfully during September as a result of a massive of revenue shortfall which missed consensus expectations by $1 billion on a $49 billion estimate. The company mentioned in its press release that at this pace, 2015 could be the first time in Caterpillar’s 90-year history that it had declining sales four years in a row. At the same time the company announced a sizeable restructuring initiative including the total permanent workforce reduction of more than 10,000 workers driven in management’s words by “recent, current and expected market conditions”. As evidenced by Caterpillar’s commentary and further supported by the slowing ISM Manufacturing Index (from the Institute of Supply Management) and decline in August real exports we did not believe there was any doubt that slowing emerging market growth was weighing on manufacturing in the U.S. To what magnitude the U.S. will slow appears to be the big question, and honestly is difficult to assess. From an export perspective, China is estimated to represent approximately 7% of U.S. exports, which is relatively small and manageable when considered in isolation. The bigger question, however, is how a slowing China (and to what magnitude China slows) in conjunction with a weak Brazil and weak Russia, impacts exports and demand from the rest of the world. This analysis is only further complicated by the relative strength or weakness in the U.S. dollar.

Interestingly, while the export outlook has dimmed, the import picture still looked encouraging with real merchandise imports rising 3.1% sequentially and 6.8% year over year in August, implying domestic demand remained strong. September auto sales reaching a 7-year high at 18.2 million SAAR (Seasonally Adjusted Annual Rate) and the upside surprise to the Conference Board Consumer Confidence Index, in the face of heightened market volatility was both encouraging and supportive of the outlook for consumption growth. Construction spending data has similarly remained encouraging. For the month of August, which is the most recent data that we have, construction spending rose 13.7% year over year, with private construction spending rising 16.5% and public spending increasing 7% year over year. Total residential spending increased 16.4% and non-residential spending increased 12.3%. While the durability of growth in both consumption and construction remain in question in the face of a weakening outlook for manufacturing, we continue to believe that the U.S. can remain an area of strength in the global growth malaise. That being said, Emerald believes that the ongoing reassessment of the Federal Reserve’s next step and the rate of domestic economic growth are likely to continue to be a point of volatility between now and year end.

As always, Emerald remains focused on utilizing its fundamental bottom-up research process to seek to identify the best growth opportunities within the small capitalization universe.

2	www.emeraldmutualfunds.com

Emerald Growth Fund	Manager Commentary
October 31, 2015 (Unaudited)

Top Contributors	Top Detractors
LendingTree, Inc.	Spirit Airlines, Inc.
Imperva, Inc.	Cepheid
Bank of the Ozarks, Inc.	Astronics Corporation
Depomed, Inc.	Glu Mobile Inc.
Walker & Dunlop, Inc.	Roadrunner Transportation Systems Inc.

Sincerely,

Kenneth G. Mertz II, CFA	Stacey L. Sears	Joseph W. Garner
Chief Investment Officer	Portfolio Manager	Portfolio Manager
Portfolio Manager

Emerald Mutual Fund Advisers Trust

The views of the author and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer’s current views. The views expressed are those of the author only, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the Fund or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither Emerald Mutual Fund Advisors Trust nor the Fund accepts any liability for losses either direct or consequential caused by the use of this information.

The Emerald Growth Fund is distributed by ALPS Distributors, Inc.

Diversification does not ensure a profit or guarantee against a loss.

The Fund is subject to investment risks, including possible loss of the principal amount invested and therefore is not suitable for all investors. The Fund may not achieve its objectives.

(1)

The Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® Index companies with higher price-to-value ratios and higher forecasted growth values. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

Semi-Annual Report | October 31, 2015	3

Emerald Growth Fund	Manager Commentary
October 31, 2015 (Unaudited)

TOP TEN HOLDINGS (as a % of Net Assets)*
EPAM Systems, Inc.	2.39%
Bank of the Ozarks, Inc.	2.19%
Apogee Enterprises, Inc.	2.04%
MicroStrategy, Inc., Class A	1.95%
Vonage Holdings Corp.	1.75%
Imperva, Inc.	1.73%
PrivateBancorp, Inc.	1.63%
Acadia Healthcare Co., Inc.	1.61%
Veeva Systems, Inc., Class A	1.57%
Jack in the Box, Inc.	1.57%
Top Ten Holdings	18.43%

INDUSTRY SECTOR ALLOCATION (as a % of Net Assets)
Technology	24.10%
Financial Services	18.19%
Health Care	17.82%
Consumer Discretionary	17.43%
Producer Durables	6.81%
Materials & Processing	6.25%
Utilities	2.84%
Energy	0.74%
Cash, Cash Equivalents, & Other Net Assets	5.82%

* Holdings are subject to change, and may not reflect the current or future position of the portfolio.

GROWTH OF $10,000 INVESTMENT IN THE FUND (for the period ended October 31, 2015)

Comparison of change in value of a $10,000 investment (includes applicable sales loads)

The chart represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

AVERAGE ANNUAL TOTAL RETURN (for the period ended October 31, 2015)

					Since	Expense Ratio
	1 Year	3 Year	5 Year	10 Year	Inception[1]	Gross[2]	Net[2]
Class A (NAV)	9.76%	19.41%	16.58%	9.60%	11.24%	1.29%	1.29%
Class A (MOP)	4.54%	17.49%	15.45%	9.07%	11.00%	1.29%	1.29%
Russell 2000® Growth Index†	3.52%	16.16%	13.56%	8.67%	7.94%
Class C (NAV)	9.05%	18.64%	15.83%	8.95%	5.52%	1.94%	1.94%
Class C (CDSC)	8.05%	18.64%	15.83%	8.95%	5.52%	1.94%	1.94%
Russell 2000® Growth Index†	3.52%	16.16%	13.56%	8.67%	4.16%
Investor Class	9.79%	19.38%	–	–	11.72%	1.34%	1.34%
Russell 2000® Growth Index†	3.52%	16.16%	–	–	9.54%
Institutional Class	10.07%	19.77%	16.92%	–	16.66%	0.99%	0.99%
Russell 2000® Growth Index†	3.52%	16.16%	13.56%	–	14.73%

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.emeraldmutualfunds.com.

Performance shown for periods prior to March 16, 2012, reflects the performance of the Forward Growth Fund, a series of Forward Funds (as a result of a reorganization of the Forward Growth Fund into the Emerald Growth Fund).

4	www.emeraldmutualfunds.com

Emerald Growth Fund	Manager Commentary
October 31, 2015 (Unaudited)

Maximum Offering Price (MOP) for Class A shares includes the Fund’s maximum sales charge of 4.75%. Performance shown at NAV does not include these sales charges and would have been lower had it been taken into account.

A Contingent Deferred Sales Charge (CDSC) of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase.

[1]	Inception Dates - Class A: 10/01/1992, Class C: 07/01/2000, Class Institutional: 10/21/2008, Class Investor: 05/01/2011

[2]

Emerald Mutual Fund Advisers Trust (“Emerald” or the “Adviser”) has agreed contractually to waive a portion of its fees and reimburse other expenses until August 31, 2016 in amounts necessary to limit the Fund’s operating expenses (exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expense) for Class A, Class C, Institutional Class, and Investor Class shares to an annual rate (as percentage of the Fund’s average daily net assets) of 1.29%, 1.94%, 0.99% and 1.34% respectively. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement described above to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the relevant agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the year(s) in which the fees and expense were incurred. The Adviser may not discontinue this waiver prior to August 31, 2016, without the approval by the Fund’s Board of Trustees. Ratios as of the Prospectus dated August 31, 2015 and may differ from the ratios presented in the Financial Highlights.

†

The Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® Index companies with higher price-to-value ratios and higher forecasted growth values. The Index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An Investor may not invest directly into the Index.

Important Risks

Investing in smaller companies generally will present greater investment risks, including: greater price volatility, greater sensitivity to changing economic conditions and less liquidity than the securities of larger, more mature companies.

Semi-Annual Report | October 31, 2015	5

Emerald Small Cap Value Fund	Manager Commentary
October 31, 2015 (Unaudited)

October 31, 2015

Dear Shareholders:

Investment Results

The performance of the Emerald Small Cap Value Fund’s (the “Fund”) Investor Class, for the six months ended October 31, 2015, reflected a loss of -1.57% outpacing the Russell 2000® Value Index(1) which was down -4.83%.

Below average U.S. economic growth has persisted since the end of the recession in mid-2009. Concerns about the vulnerability of the “recovery” to exogenous shocks have weighed heavily on the minds of investors in the past year. Events such as the potential Greek exit from the European Union (EU) during the summer, Chinese currency devaluation in August, geopolitical instability in the Middle East, and overall economic slowdown in emerging markets, have contributed to heightened volatility in the stock market.

The risk-off trade in equities caused investors to gravitate to higher quality holdings. In the small cap value universe, the best performing stocks were those that possess both positive earnings trends and high levels of financial productivity as measured by a healthy Rate of Return (ROE).

In the third calendar quarter of 2015, the market experienced a significant correction, with the Russell 2000® Value Index declining -10.73%. In contrast, the Fund’s Investor Class was only -7.57%, owing to strong stock selection, and highlighting a key strategy of the Fund which is to limit the Fund’s downside exposure during market declines.

Investment Analysis

The Fund outperformed its benchmark for the trailing 6-month period ended October 31, 2015. At the sector level relative outperformance was driven by stock selection within the financial services, utilities and energy sectors. Outperformance was modestly offset by relative underperformance within the producer durables and healthcare sectors.

The financial services sector, which makes up over 42% of the benchmark, represented the largest source of relative outperformance for the portfolio, driven by relative outperformance within the banking and insurance industries. The portfolio benefited from an increase to overall banks exposure earlier in the year, and then a trim to these positions as valuation became stretched towards the end of the year.

The portfolio also experienced a significant positive contribution to return within the utilities sector, due to outsized exposure to telecommunications companies. The rapid adoption of unified communications as a service (UCAAS) is a trend we identified early on. Companies of all sizes look to put their communications infrastructure on the cloud to become more efficient in a cost effective manner. However, this outperformance was partially offset by relative underperformance within the producer durables. Stock selection within producer durables weighed on relative performance as holdings within the commercial services underperformed relative to expectations. In addition, the portfolio’s relative underweight to the benchmark in the energy and materials sectors contributed to outperformance, as commodity prices declined throughout the year and global growth outlook was revised lower.

Exiting October 2015, the portfolio had the largest relative active exposures to the technology and consumer discretionary sectors. The technology sector was an area of emphasis within the portfolio driven by a broad set of opportunities including semiconductor capital equipment for advanced nodes and 3-D design, touch technology and security for mobile devices, and “big data” management. An additional area of focus was the financial services sector in general and the banking industry in particular. Following the recent “disappointment” regarding the Federal Reserve’s postponement of interest rates “lift-off”, banks in general have underperformed the broader market. However, bank holdings in the Fund were still delivering strong loan growth, had good asset quality, stabilized their net interest margin, and were seeing an increased amount of merger and acquisition activity in their regions. Therefore, the portfolio continued to have meaningful allocation to the banking industry. The portfolio also had exposure to the resurging non-residential construction market, through holdings in the producer durables sector. With that said, the Fund’s investment process and portfolio construction is not based on following specific themes, but rather done through a rigorous bottom up fundamental analysis, focused on high quality companies that generate ample amount of free cash flow to fund operations and growth capital.

Market Outlook

We believe the risk/reward in the equity markets has improved as the markets have overshot what underlying economic fundamentals would otherwise suggest. While it is true industrial trends have remained generally downbeat, other sectors of the economy are showing robust signs of growth. Because consumer balance sheets have been significantly redressed since the financial crisis of 2008, auto and home sales have seen meaningful upticks in demand recently. According to Bloomberg, U.S. new car sales for October registered a seasonally adjusted annual rate (SAAR) of 18.23 million. This is the highest monthly SAAR since 2005 and the second straight month it has exceeded 18 million, something not seen in 15 years. According to CoreLogic, home prices in September have increased by 6.9% year-over-year.

6	www.emeraldmutualfunds.com

Emerald Small Cap Value Fund	Manager Commentary
October 31, 2015 (Unaudited)

With both consumer and small business confidence trending well, we believe loan demand and spending by both economic constituencies may expand in the quarters ahead. We believe these factors combined with recent Job Openings and Labor Turnover (JOLTS) data showing job openings overtaking labor turnover, suggest the Federal Reserve may soon raise interest rates confident that wage inflation is inevitable. We have written before that the advent of increasing rates should not be viewed negatively; witness the markets’ negative reaction recently when the Federal Reserve decided to not initiate its first rate hike in nearly a decade.

Top Contributors	Top Detractors
Premiere Global Services, Inc.	CAI International, Inc.
Argo Group International Holdings, Ltd.	Everi Holdings, Inc.
Gray Television, Inc.	Xcerra Corporation
Great Western Bancorp, Inc.	Interval Leisure Group, Inc.
First Merchants Corporation	Iconix Brand Group, Inc.

Sincerely,

Richard A. Giesen, Jr.	Ori Elan
Managing Director – Value Equity Strategies	Vice President
Portfolio Manager	Portfolio Manager

Emerald Mutual Fund Advisers Trust

The views of the author and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer’s current views. The views expressed are those of the author only, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the Fund or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither Emerald Mutual Fund Advisors Trust nor the Fund accepts any liability for losses either direct or consequential caused by the use of this information.

The Emerald Small Cap Value Fund is distributed by ALPS Distributors, Inc.

Diversification does not assure a profit or protect against a loss.

The Fund is subject to investment risks, including possible loss of the principal amount invested and therefore is not suitable for all investors. The Fund may not achieve its objectives.

(1)

The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Value Index is constructed to provide a comprehensive and unbiased barometer for the small-cap value segment. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect value characteristics. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

Semi-Annual Report | October 31, 2015	7

Emerald Small Cap Value Fund	Manager Commentary
October 31, 2015 (Unaudited)

TOP TEN HOLDINGS
(as a % of Net Assets)*

Argo Group International Holdings Ltd.	3.51%
CyrusOne, Inc., REIT	3.19%
Microsemi Corp.	2.95%
Carriage Services, Inc.	2.94%
Synaptics, Inc.	2.93%
First Merchants Corp.	2.88%
Cedar Realty Trust, Inc., REIT	2.76%
Gray Television, Inc.	2.71%
Employers Holdings, Inc.	2.69%
Everi Holdings, Inc.	2.64%
Top Ten Holdings	29.20%

INDUSTRY SECTOR ALLOCATION (as a % of Net Assets)

Financial Services	41.38%
Technology	15.14%
Producer Durables	13.72%
Consumer Discretionary	13.02%
Utilities	6.86%
Energy	2.19%
Health Care	1.65%
Materials & Processing	1.01%
Cash, Cash Equivalents, & Other Net Assets	5.03%

* Holdings are subject to change, and may not reflect the current or future position of the portfolio.

GROWTH OF $10,000 INVESTMENT IN THE FUND (for the period ended October 31, 2015)

Comparison of change in value of a $10,000 investment (includes applicable sales loads)

The chart represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

AVERAGE ANNUAL TOTAL RETURN (for the period ended October 31, 2015)(2)

			Since	Expense Ratio
	1 Year	3 Years	Inception	Gross(3)(4)	Net(3)(4)
Class A (NAV)	4.04%	13.54%	12.73%	1.62%	1.35%
Class A (MOP)	-0.90%	11.72%	10.94%	1.62%	1.35%
Russell 2000® Value Index(5)	-2.88%	11.65%	11.31%
Class C (NAV)	3.36%	12.81%	12.00%	2.27%	2.00%
Class C (CDSC)	2.36%	12.81%	12.00%	2.27%	2.00%
Russell 2000® Value Index(5)	-2.88%	11.65%	11.31%
Investor Class	4.32%	13.69%	12.92%	1.52%	1.25%
Russell 2000® Value Index(5)	-2.88%	11.65%	11.31%
Institutional Class	4.43%	13.95%	13.13%	1.27%	1.00%
Russell 2000® Value Index(5)	-2.88%	11.65%	11.31%

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.emeraldmutualfunds.com.

Maximum Offering Price (MOP) for Class A shares includes the Fund’s maximum sales charge of 4.75%. Performance shown at NAV does not include these sales charges and would have been lower had it been taken into account.

A Contingent Deferred Sales Charge (CDSC) of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase.

8	www.emeraldmutualfunds.com

Emerald Small Cap Value Fund	Manager Commentary
October 31, 2015 (Unaudited)

(1)

As of June 26, 2015, the Emerald Small Cap Value Fund was reorganized as a successor to the Elessar Small Cap Value Fund (the Predecessor Fund), a series of Elessar Investment Trust. The performance shown for periods prior to June 26, 2015 reflects the performance of the Predecessor Fund’s Institutional Class and Investor Class shares. The Predecessor Fund did not offer Class A or Class C shares. The performance shown for class A and C shares prior to June 30, 2015 reflect the historical performance of the Predecessor Fund’s Institutional and Investor Shares since inception on October 15, 2012, calculated using the fees and expenses of Class A and C shares, respectively.

(2)	Commencement Dates - Class A: 06/30/2015, Class C: 06/30/2015, Class Institutional: 10/15/2012, Class Investor:10/15/2012

(3)

Emerald Mutual Fund Advisers Trust (“Emerald” or the “Adviser”) has agreed contractually to waive a portion of its fees and reimburse other expenses until August 31, 2016 in amounts necessary to limit the Fund’s operating expenses (exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expense) for Class A, Class C, Institutional Class, and Investor Class shares to an annual rate (as percentage of the Fund’s average daily net assets) of 1.35%, 2.00%, 1.00% and 1.25% respectively. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement described above (the “Expense Agreement”) to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the Expense Agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the year(s) in which the fees and expenses were incurred. The Adviser may not discontinue this waiver prior to August 31, 2016, without the approval by the Fund’s Board of Trustees.

(4)

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report as the ratio’s per the prospectus are based on estimated future expenses as of the date of the prospectus.

(5)

The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Value Index is constructed to provide a comprehensive and unbiased barometer for the small-cap value segment. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect value characteristics. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

Important Risks

Investing in smaller companies generally will present greater investment risks, including: greater price volatility, greater sensitivity to changing economic conditions and less liquidity than the securities of larger, more mature companies.

Semi-Annual Report | October 31, 2015	9

Emerald Insights Fund	Manager Commentary
October 31, 2015 (Unaudited)

October 31, 2015

Dear Shareholders:

Investment Results

The performance of the Emerald Insights Fund’s Class A shares (without sales load), for the last six months reflected a negative return of -4.01%, trailing the Russell Midcap® Growth Index(1) benchmark by 1.37%. Performance for the period was driven by outperformance in technology, materials and processing, and producer durables; and underperformance in healthcare, energy, consumer discretionary and financial services.

Investment Analysis

Market performance was mixed over the past six months, with growth stock returns leading value for the first half of our reporting period, and value outpacing growth for the second half. Investor sentiment began to change as general manufacturing statistics showed signs of deterioration and the tailwind from lower energy prices failed to materialize. Offsetting this weakness during the third quarter was strength in the automobile, housing, nonresidential construction, and overall consumer spending and income segments, coupled with continued employment growth. As the summer progressed, job growth decelerated and a variety of production indices grew weaker. Finally, the lackluster domestic conditions, coupled with concerns about China and emerging market economies led the Federal Reserve (the “Fed”) to postpone raising the federal funds rate. The lack of Fed movement served to confuse the market and created a risk-averse atmosphere which pervaded the October quarter. Healthcare stocks, while materially outpacing the index for most of the last six months, saw a significant reversal, starting on September 21, 2015, with a tweet from Democratic presidential candidate Hillary Clinton criticizing price gouging by a small specialty pharma company, Turing Pharmaceuticals, and the next day unveiling her plan that would aim to limit drug prices. This sudden, but not surprising, attention to prescription drug prices as well as an economic growth scare emanating from China and a number of stressed emerging markets, and finally uncertainty about the Fed’s interest-rate policy led to a general decline in the price of higher multiple stocks and many of the year-to-date winners held in our portfolio. Correlations also climbed during the latter part of the period and have continued to rise through quarter-end. Additionally, small and mid-cap stocks lagged versus their large-cap brethren.

Market Outlook

The Fund was overweight in Technology, Energy and Materials companies at the end of our reporting period, given our thinking that tech growth rates versus valuations were very attractive at these levels, and that energy and materials were getting close to a bottom given relatively strong global demand for energy, and for materials like aggregates and paint related chemicals. We continued to underweight Consumer Staples, given growth rates that simply didn’t support stretched valuations. We were underweight, REITs, but added to exposure in a faster growing multifamily REIT focused in on properties in the Sun Belt and a grocery anchored community and neighborhood shopping center REIT. We remained overweight in banks as we still think the Fed may act to raise rates in the next few months and have a generally favorable view of the current lending environment. While we were equal weight healthcare, we still maintained an overweight to the biotechs as we did not see a way for the U.S. healthcare system to control drug pricing without a major legislative overhaul – which we think may be unlikely, regardless of who is in the White House. Our healthcare related names, for the most part, were not dependent on price increases for growth.

Given the recent decline in growth equities and the underperformance of growth versus value across all market cap ranges, it is no surprise that we were relatively more bullish about growth than we have been for some time. Liquidity was still strong for most industries; the yield curve was reasonably steep; innovation was strong; the Chinese economy seemed to be bottoming; and growth valuations were very attractive. According to J.P. Morgan Asset Management, mid-cap growth equities are trading at only 83.5% of their 20 year average P/E ratio as of September 30, 2015 – one of the lower levels we have seen over the past several years. We are cognizant, however, that the Fed could act too vigorously to raise rates and exacerbate an already fragile economy struggling with wider corporate bond spreads and relatively anemic growth.

We are willing to be patient with our holdings as the market pullback has allowed us to deploy some cash into some of our favorite, highest conviction “beaten up” positions. Fundamental investing can be, at times, frustrating as you must wait for affirmation of your investment thesis on individual names in the face of macro related changes in sentiment. However, we continue to believe our dedicated team of analysts and portfolio managers will continue to provide unique and valuable insights to our shareholders.

10	www.emeraldmutualfunds.com

Emerald Insights Fund	Manager Commentary
October 31, 2015 (Unaudited)

Top Five Contributors	Top Five Detractors
SolarWinds, Inc. (SWI)	Akorn, Inc. (AKRX)
Proofpoint, Inc. (PFPT)	Bluebird Bio, Inc (BLUE)
Depomed, Inc. (DEPO)	Cepheid (CPHD)
Royal Caribbean Cruises, Ltd.(RCL)	Affiliated Managers Group, Inc. (AMG)
Southwest Airlines Co. (LUV)	Gulfport Energy Corp.(GPOR)

Sincerely,

David A. Volpe, CFA	Joseph W. Garner	Stephen L. Amsterdam
Deputy Chief Investment Officer	Associate Portfolio Manager	Associate Portfolio Manager
Portfolio Manager

Emerald Mutual Fund Advisers Trust

The views of the author and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer’s current views. The views expressed are those of author only, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the Fund or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither Emerald Mutual Fund Advisors Trust nor the Fund accepts any liability for losses either direct or consequential caused by the use of this information.

The Emerald Insights Fund is distributed by ALPS Distributors, Inc.

Diversification does not assure a profit or protect against a loss.

The Fund is subject to investment risks, including possible loss of the principal amount invested and therefore is not suitable for all investors. The Fund may not achieve its objectives.

(1)

The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. As of June 30, 2015, the Russell Midcap® Growth Index included securities issued by companies that ranged in size between $1.8 billion and $28.1 billion. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

Semi-Annual Report | October 31, 2015	11

Emerald Insights Fund	Manager Commentary
October 31, 2015 (Unaudited)

TOP TEN HOLDINGS (as a % of Net Assets)*

Southwest Airlines Co.	2.85%
Wabtec Corp.	2.27%
Whirlpool Corp.	2.07%
Affiliated Managers Group, Inc.	2.05%
IMAX Corp.	1.97%
Jarden Corp.	1.96%
Harman International Industries, Inc.	1.74%
Alliance Data Systems Corp.	1.70%
Skyworks Solutions, Inc.	1.68%
Middleby Corp.	1.66%
Top Ten Holdings	19.95%

INDUSTRY SECTOR ALLOCATION (as a % of Net Assets)
Consumer Discretionary	26.26%
Technology	18.63%
Financial Services	12.48%
Health Care	11.01%
Producer Durables	10.13%
Materials & Processing	6.63%
Consumer Staples	3.37%
Energy	1.91%
Utilities	0.31%
Cash, Cash Equivalents, & Other Net Assets	9.27%

* Holdings are subject to change, and may not reflect the current or future position of the portfolio.

GROWTH OF $10,000 INVESTMENT IN THE FUND (for the period ended October 31, 2015)

Comparison of change in value of a $10,000 investment (includes applicable sales loads)

The chart represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

AVERAGE ANNUAL TOTAL RETURN (for the period ended October 31, 2015)

			Expense Ratio
	1 Year	Since Inception[1]	Gross[2]	Net[2]
Class A (NAV)	2.55%	3.74%	2.60%	1.38%
Class A (MOP)	-2.33%	-0.23%	2.60%	1.38%
Russell MidCap® Growth Index†	4.94%	8.33%
Class C (NAV)	1.77%	2.95%	7.28%	2.03%
Class C (CDSC)	0.77%	2.95%	7.28%	2.03%
Russell MidCap® Growth Index†	4.94%	8.33%
Investor Class	2.45%	3.59%	2.99%	1.43%
Russell MidCap® Growth Index†	4.94%	8.33%
Institutional Class	2.74%	3.90%	4.69%	1.08%
Russell MidCap® Growth Index†	4.94%	8.33%

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.emeraldmutualfunds.com.

Maximum Offering Price (MOP) for Class A shares includes the Fund’s maximum sales charge of 4.75%. Performance shown at NAV does not include these sales charges and would have been lower had it been taken into account.

A Contingent Deferred Sales Charge (CDSC) of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase.

[1]	Inception Date – August 1, 2014.

12	www.emeraldmutualfunds.com

Emerald Insights Fund	Manager Commentary
October 31, 2015 (Unaudited)

[2]

Emerald Mutual Fund Advisers Trust (“Emerald” or the “Adviser”) has agreed contractually to waive a portion of its fees and reimburse other expenses until August 31, 2016 in amounts necessary to limit the Fund’s operating expenses (exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expense) for Class A, Class C, Institutional Class, and Investor Class shares to an annual rate (as percentage of the Fund’s average daily net assets) of 1.35%, 2.00%, 1.05% and 1.40% respectively. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement described above to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the relevant agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the year(s) in which the fees and expense were incurred. The Adviser may not discontinue this waiver prior to August 31, 2016, without the approval by the Fund’s Board of Trustees. Ratios as of the Prospectus dated August 31, 2015 and may differ from the ratios presented in the Financial Highlights.

†

The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. As of June 30, 2015, the Russell Midcap Growth Index included securities issued by companies that ranged in size between $1.8 billion and $28.1 billion. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

Important Risks

Investing in smaller companies generally will present greater investment risks, including: greater price volatility, greater sensitivity to changing economic conditions and less liquidity than the securities of larger, more mature companies.

Semi-Annual Report | October 31, 2015	13

Emerald Banking and Finance Fund	Manager Commentary
October 31, 2015 (Unaudited)

October 31, 2015

Dear Shareholder:

Investment Results

The Emerald Bank & Finance Fund-Class A outperformed the Russell 2000® Index(1) (the “Index”) for the six months ended October 31, 2015, returning +12.17% vs. -4.12% for the Index, though performing slightly less than the Russell 2000® Financial Services TR Index(2) which returned 2.43%. During the six months ended October 31, 2015, the SNL Small Cap U.S. Bank & Thrift Index(3) gained 8.24% versus a 0.77% gain delivered by the Standard & Poor’s 500 Index(4) and a loss of -4.83% for the Russell 2000 Value Index(5).

Interest rates, signs of increased loan growth, energy exposure and mergers and acquisitions all remained key drivers for banks as we ended the reporting period. For many banks, the first two concerns went hand-in-hand as bank net interest margins have troughed but certainly were not increasing considerably. Therefore, banks were looking to loan growth to offset the negative impact of low rates and depressed margins.

If indeed we see a rate increase in the fourth quarter of 2015, we believe the rise in interest rates may be gradual. As a result, while community banks may potentially see some net interest margin relief in 2016, banks may continue to need solid loan growth to drive profits.

Investment Analysis

Loan growth for U.S. commercial banks with less than $10 billion in assets slowed in the third quarter of 2015. An SNL Financial analysis looked at regulatory filings for these banks and overall, median third quarter loan growth was 1.63%, compared to the second quarter, and 6.54%, compared to the year-ago period. If we were to focus on banks between $1 billion and $10 billion in assets we saw slightly better loan growth with third quarter median loan growth of 2.22% and year-over-year loan growth of 11.18%. As a result we have seen the market rewarding banks with higher earnings multiples as they achieve the $1 billion asset mark and continue to grow towards $10 billion. We believed that plenty of opportunities existed to invest in community banks that were growing loans by greater than 15% year-over-year. This loan growth was being driven primarily by taking market share from larger regional banks.

As community banks continued to deliver better loan growth rates than their large cap peers we remained focused on the profitability of these loans as well as the quality of the loans. During the third quarter earnings season, most community bank executives continued to report that credit quality remained strong and while they saw competition on pricing they had not experienced deterioration in credit quality. In fact, the only concerns that we have seen have been focused around energy related loans.

On the energy front, credit issues have cropped up on banks in Texas and other energy producing regions. While we have not seen a great deal of losses nor do we believe there will be a large amount of losses, we have seen increased loan-loss reserves to guard against a prolonged slump in oil prices. Such prices started to fall in the summer of 2014 and, aside from modest recoveries at different points, they remain depressed. Oil prices have recently traded between $40 to $45 dollars per barrel, less than half of the level that they were at in early 2014.

Market Outlook

We believe that the recent testimony from Federal Reserve (the “Fed”) Chair Janet Yellen has created more uncertainty about a fourth quarter 2015 rate hike. Uncertainty in the market about the Fed moving away from near-zero rates for the first time in years we believe may lead us into a trading range until the December 2015 meeting. As we have noted in the past, most banks that we meet with claim to be asset sensitive to some degree and thus may be well positioned for a rising rate environment. The “wild card” in our opinion will be deposits. The cost of deposits have been at historically low rates for a prolonged period of time and no one really knows what will happen as rates rise from such a low base. The cost of money market demand and other savings accounts hovered near zero in the quarter ended September 30th 2015, according to an SNL Financial analysis of regulatory data. Deposit costs started trending down in 2008 after the financial crisis and have remained low since then. With many consumers taking a conservative stance after the financial crisis with their money and often deciding to place excess cash in the bank rather than invest it in low rate yielding investment products, most banks have had little trouble amassing deposits at relatively little expense. While nobody knows for sure when the rate environment will shift, some banks are now bracing for change in the year ahead and are mindful that depositors’ willingness to move their money around may increase when rates rise. We believe that banks should be taking some short term pain and paying a bit more to lock in longer term funding at these historically low rates. While a steepening yield curve can be a positive catalyst for bank stocks, particularly if it is a precursor to stronger economic activity, we believe an increase in short-term rates will be more beneficial to revenue and EPS (earnings per share) growth. The one-month and three-month LIBOR rates, which are tied to banks’ variable rate commercial and industrial (C&I) loans, have remained essentially flat since the end of 2013 and are near absolute lows (LIBOR rates are benchmark rates that some of the world’s leading banks charge each other for short-term loans. LIBOR stands for London Interbank Offered Rate). We believe these short term rates are highly correlated with the effective Fed Fund rate. With the consensus and our expectations for an initial increase in the Fed Funds rate in the fourth quarter of 2015, we believe one and three-month LIBOR rates may begin to rise in the fourth quarter of 2015 as well, potentially leading to increased earnings growth for the bank sector.

14	www.emeraldmutualfunds.com

Emerald Banking and Finance Fund	Manager Commentary
October 31, 2015 (Unaudited)

We believe that the market remains in the early stages of a long term recovery in bank stocks and remain confident in our expectations for improved fundamentals and continued consolidation amongst the small-to-mid capitalization bank and thrift stocks. Our focus remains on seeking companies capable of producing above average organic growth, relatively stable net interest margins, and improving earnings power aided by lower efficiency ratios, with potential for accretive mergers & acquisitions activity, as we deploy Emerald’s 10-Step research process to seek out companies in this market environment that is poised for the potential of higher short-term interest rates.

Top Five Contributors to Return Included	Top Five Detractors to Return Included
LendingTree, Inc.	Silvercrest Asset Management Group, Inc. Class A
Bank of the Ozarks, Inc.	East West Bancorp, Inc.
FCB Financial Holdings, Inc. Class A	SVB Financial Group
Eagle Bancorp, Inc.	Live Oak Bancshares, Inc.
Ameris Bancorp	BofI HOLDING, INC.

Sincerely,

Kenneth G. Mertz II, CFA	Steven E. Russell, Esq.
Chief Investment Officer	Portfolio Manager
Portfolio Manager

Emerald Mutual Fund Advisers Trust

The views of the author and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer’s current views. The views expressed are those of the author only, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the Fund or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither Emerald Mutual Fund Advisors Trust nor the Fund accepts any liability for losses either direct or consequential caused by the use of this information.

The Emerald Banking and Finance Fund is distributed by ALPS Distributors, Inc.

Diversification does not assure a profit or protect against a loss.

The Fund is subject to investment risks, including possible loss of the principal amount invested and therefore is not suitable for all investors. The Fund may not achieve its objectives.

(1)

Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Index is not actively managed and does not reflect any deduction of fees, expenses or taxes. An investor may not invest directly into the Index.

(2)

Russell 2000® Financial Services TR Index – is comprised of the smallest financial services companies in the Russell 3000 Index. The Index is not actively managed and does not reflect any deductions for fees, expense, or taxes. An investor may not invest directly in the Index.

(3)

SNL Small Cap Bank & Thrift Index: Includes all publicly traded (NYSE, NYSE MKT, NASDAQ, OTC) Banks and Thrifts in SNL’s coverage universe with $250M to $1B Total Common Market Capitalization as of most recent pricing data. Source: SNL Financial, data as of May 19, 2015.

(4)

Standard & Poor’s 500® Index is an unmanaged index of 500 common stocks chosen for the market size, liquidity and industry group representation. It is a market-value weighted index. The Index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor may not invest directly into the Index.

(5)

The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Value Index is constructed to provide a comprehensive and unbiased barometer for the small-cap value segment. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect value characteristics. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

Semi-Annual Report | October 31, 2015	15

Emerald Banking and Finance Fund	Manager Commentary
October 31, 2015 (Unaudited)

TOP TEN HOLDINGS (as a % of Net Assets)*

Bank of the Ozarks, Inc.	3.71%
PacWest Bancorp	3.39%
SVB Financial Group	3.12%
Signature Bank	2.87%
BankUnited, Inc.	2.80%
LendingTree, Inc.	2.66%
Ameris Bancorp	2.55%
PrivateBancorp, Inc.	2.48%
Home BancShares, Inc.	2.40%
Eagle Bancorp, Inc.	2.22%
Top Ten Holdings	28.20%

INDUSTRY SECTOR ALLOCATION (as a % of Net Assets)
Banks: Diversified	70.38%
Banks: Savings, Thrift & Mortgage Lending	7.62%
Commercial Banks	4.03%
Consumer Lending	3.77%
Insurance: Property-Casualty	3.39%
Diversified Financial Services	2.97%
Commercial Services: Rental & Leasing	1.39%
Real Estate Investment Trusts (REITs)	1.15%
Securities Brokerage & Services	1.03%
Insurance	0.52%
Financial Data & Services	0.34%
Real Estate Management & Development	0.28%
Commercial Finance & Mortgage Companies	0.16%
Cash, Cash Equivalents, & Other Net Assets	2.97%

* Holdings are subject to change, and may not reflect the current or future position of the portfolio.

GROWTH OF $10,000 INVESTMENT IN THE FUND (for the period ended October 31, 2015)

Comparison of change in value of a $10,000 investment (includes applicable sales loads)

The chart represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

AVERAGE ANNUAL TOTAL RETURN (for the period ended October 31, 2015)

					Since	Expense Ratio
	1 Year	3 Year	5 Year	10 Year	Inception[1]	Gross[2]	Net[2]
Class A (NAV)	18.10%	21.21%	17.94%	3.79%	8.86%	1.60%	1.60%
Class A (MOP)	12.48%	19.26%	16.79%	3.28%	8.57%	1.60%	1.60%
Russell 2000® Index†	0.34%	13.90%	12.06%	7.47%	7.71%
Russell 2000® Financial Services TR Index††	4.31%	14.57%	13.49%	4.77%	8.23%
Class C (NAV)	17.35%	20.44%	17.20%	3.14%	9.08%	2.25%	2.25%
Class C (CDSC)	16.35%	20.44%	17.20%	3.14%	9.08%	2.25%	2.25%
Russell 2000® Index†	0.34%	13.90%	12.06%	7.47%	6.82%
Russell 2000® Financial Services TR Index††	4.31%	14.57%	13.49%	4.77%	9.25%
Investor Class	18.14%	21.23%	16.92%	–	13.97%	1.65%	1.65%
Russell 2000® Index†	0.34%	13.90%	12.06%	–	11.48%
Russell 2000® Financial Services TR Index††	4.31%	14.57%	13.49%	–	11.91%
Institutional Class	18.49%	21.62%	–	–	20.15%	1.30%	1.30%
Russell 2000® Index†	0.34%	13.90%	–	–	10.96%
Russell 2000® Financial Services TR Index††	4.31%	14.57%	–	–	13.58%

The performance quoted represents past performance, does not guarantee future results and

16	www.emeraldmutualfunds.com

Emerald Banking and Finance Fund	Manager Commentary
October 31, 2015 (Unaudited)

current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.emeraldmutualfunds.com.

Performance shown for periods prior to March 16, 2012, reflects the performance of the Forward Banking & Finance Fund, a series of Forward Funds (as a result of a reorganization of the Forward Banking & Finance Fund into the Emerald Banking & Finance Fund).

Maximum Offering Price (MOP) for Class A shares includes the Fund’s maximum sales charge of 4.75%. Performance shown at NAV does not include these sales charges and would have been lower had it been taken into account.

A Contingent Deferred Sales Charge (CDSC) of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase.

[1]	Inception Dates - Class A: 02/18/1997, Class C: 07/01/2000, Class Institutional: 03/19/2012, Class Investor: 03/16/2010

[2]

Emerald Mutual Fund Advisers Trust (“Emerald” or the “Adviser”) has agreed contractually to waive a portion of its fees and reimburse other expenses until August 31, 2016 in amounts necessary to limit the Fund’s operating expenses (exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expense) for Class A, Class C, Institutional Class, and Investor Class shares to an annual rate (as percentage of the Fund’s average daily net assets) of 1.84%, 2.49%, 1.54% and 1.89% respectively. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement described above to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the relevant agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the year(s) in which the fees and expense were incurred. The Adviser may not discontinue this waiver prior to August 31, 2016, without the approval by the Fund’s Board of Trustees. Ratios as of the Prospectus dated August 31, 2015 and may differ from the ratios presented in the Financial Highlights.

†

The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into an index.

††

The Russell 2000® Financial Services TR Index is comprised of the smallest financial services companies in the Russell 3000 Index. The Index is not actively managed and does not reflect any deductions for fees, expense, or taxes. An investor may not invest directly in the Index.

Important Risks

A fund that concentrates in a particular industry will involve a greater degree of risk than a fund with a more diversified portfolio. Investing in smaller companies generally will present greater investment risks, including: greater price volatility, greater sensitivity to changing economic conditions and less liquidity than the securities of larger, more mature companies.

Semi-Annual Report | October 31, 2015	17

Emerald Funds	Disclosure of Fund Expenses
October 31, 2015 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including applicable sales charges (loads); and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the (six-month) period and held for the entire period May 1, 2015 through October 31, 2015.

Actual Expenses

The first line for each share class of each Fund in the table provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The second line for each share class of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line for each share class of each Fund within the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Emerald Growth Fund	Beginning Account Value 05/01/15	Ending Account Value 10/31/15	Expense Ratio(a)	Expense Paid During Period 5/01/15 - 10/31/15(b)
Class A
Actual	$ 1,000.00	$ 984.50	1.20%	$ 5.99
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,019.10	1.20%	$ 6.09

Class C
Actual	$ 1,000.00	$ 981.70	1.84%	$ 9.17
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,015.89	1.84%	$ 9.32

Institutional Class
Actual	$ 1,000.00	$ 986.40	0.91%	$ 4.54
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.56	0.91%	$ 4.62

Investor Class
Actual	$ 1,000.00	$ 984.00	1.21%	$ 6.03
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,019.05	1.21%	$ 6.14

Emerald Small Cap Value Fund(c)
Class A
Actual(d)	$ 1,000.00	$ 1,052.00	1.35%	$ 1.17
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,018.35	1.35%	$ 6.85

Class C
Actual(d)	$ 1,000.00	$ 1,051.30	2.00%	$ 1.74
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,015.08	2.00%	$ 10.13

18	www.emeraldmutualfunds.com

Emerald Funds	Disclosure of Fund Expenses
October 31, 2015 (Unaudited)

Institutional Class
Actual	$ 1,000.00	$ 1,052.70	1.00%	$ 0.87
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.11	1.00%	$ 5.08

Investor Class
Actual	$ 1,000.00	$ 1,052.10	1.25%	$ 1.09
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,018.85	1.25%	$ 6.34

Emerald Insights Fund
Class A
Actual	$ 1,000.00	$ 953.60	1.35%	$ 6.63
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,018.35	1.35%	$ 6.85

Class C
Actual	$ 1,000.00	$ 949.60	2.00%	$ 9.80
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,015.08	2.00%	$ 10.13

Institutional Class
Actual	$ 1,000.00	$ 954.50	1.05%	$ 5.16
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,019.86	1.05%	$ 5.33

Investor Class
Actual	$ 1,000.00	$ 953.50	1.40%	$ 6.87
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,018.10	1.40%	$ 7.10

Emerald Banking and Finance Fund
Class A
Actual	$ 1,000.00	$ 1,121.70	1.48%	$ 7.89
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,017.70	1.48%	$ 7.51

Class C
Actual	$ 1,000.00	$ 1,118.40	2.13%	$ 11.34
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,014.43	2.13%	$ 10.79

Institutional Class
Actual	$ 1,000.00	$ 1,123.20	1.18%	$ 6.30
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,019.20	1.18%	$ 5.99

Investor Class
Actual	$ 1,000.00	$ 1,121.20	1.53%	$ 8.16
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,017.44	1.53%	$ 7.76

(a)	The Fund’s expense ratios have been based on the Fund’s most recent fiscal half-year expenses.
(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184)/366 (to reflect the half-year period).

(c)

Emerald Small Cap Value Fund changed its fiscal year end from September 30 to April 30. For the purposes of calculating the “Actual” figures, actual number of days from the last annual through October 31, 2015 were used (31 days).

(d)	Shares commenced operations on June 30, 2015.

Semi-Annual Report | October 31, 2015	19

Emerald Growth Fund	Schedule of Investments
October 31, 2015 (Unaudited)

		Value
Shares		(Note 2)
COMMON STOCKS: 94.18%
Consumer Discretionary: 17.43%
588,350	American Eagle Outfitters, Inc.	$8,989,988
189,052	Burlington Stores, Inc.(a)	9,089,620
1,035,130	Chegg, Inc.(a)	7,142,397
132,625	Chuy’s Holdings, Inc.(a)	3,608,726
262,887	Dave & Busters Entertainment, Inc.(a)	10,142,180
198,786	Diversified Restaurant Holdings, Inc.(a)	594,370
245,034	Five Below, Inc.(a)	8,414,468
85,000	Hemisphere Media Group, Inc.(a)	1,150,050
191,810	HomeAway, Inc.(a)	6,053,524
345,565	Interface, Inc.	6,755,796
171,959	Jack in the Box, Inc.	12,816,104
198,347	Kona Grill, Inc.(a)	2,727,271
172,306	Malibu Boats, Inc., Class A(a)	2,448,468
129,894	Marcus Corp.	2,687,507
288,904	MarineMax, Inc.(a)	4,564,683
90,422	Matthews International Corp., Class A	5,220,062
219,283	Ollie’s Bargain Outlet Holdings, Inc.(a)	3,475,635
237,189	Planet Fitness, Inc., Class A(a)	3,875,668
157,901	Red Robin Gourmet Burgers, Inc.(a)	11,825,206
205,600	Rentrak Corp.(a)	11,345,008
422,378	Sequential Brands Group, Inc.(a)	5,283,949
230,083	Steven Madden Ltd.(a)	8,018,393
244,594	Tile Shop Holdings, Inc.(a)	3,549,059
382,958	Tilly’s, Inc., Class A(a)	2,791,764
		142,569,896

Energy: 0.74%
539,220	Synergy Resources Corp.(a)	6,033,872

Financial Services: 18.19%
144,617	American Campus Communities, Inc., REIT	5,867,112
210,510	American Farmland Co., REIT(a)	1,515,672
85,327	Ameris Bancorp	2,687,800
136,623	Atlas Financial Holdings, Inc.(a)	2,598,569
357,955	Bank of the Ozarks, Inc.	17,904,909
84,276	Bofl Holding, Inc.(a)	6,742,923
87,000	California Republic Bancorp(a)	2,573,460
133,257	CoBiz Financial, Inc.	1,660,382
260,318	ConnectOne Bancorp, Inc.	4,646,676
140,253	Customers Bancorp, Inc.(a)	3,856,958
91,370	Education Realty Trust, Inc., REIT	3,281,097
252,184	FCB Financial Holdings, Inc., Class A(a)	8,967,663
117,790	First Choice Bank(a)	1,825,745
67,715	First Foundation, Inc.(a)	1,608,231
209,364	First NBC Bank Holdings Co.(a)	7,786,247
148,203	Howard Bancorp, Inc.(a)	1,870,322
99,000	LendingTree, Inc.(a)	12,014,640
389,256	Live Oak Bancshares, Inc.	5,581,931

		Value
Shares		(Note 2)
Financial Services (continued)
137,942	Marcus & Millichap, Inc.(a)	$6,010,133
69,496	National Commerce Corp.(a)	1,745,045
221,590	Opus Bank	8,254,228
207,444	Pacific Premier Bancorp, Inc.(a)	4,428,929
110,974	Pinnacle Financial Partners, Inc.	5,839,452
319,586	PrivateBancorp, Inc.	13,368,282
18,257	South State Corp.	1,414,918
302,545	Virtu Financial, Inc., Class A	7,321,589
255,425	Walker & Dunlop, Inc.(a)	7,409,879
		148,782,792

Health Care: 17.82%
49,300	Abaxis, Inc.	2,475,353
213,921	Acadia Healthcare Co., Inc.(a)	13,136,889
214,748	Adamas Pharma, Inc.(a)	3,169,680
41,970	Aimmune Therapeutics, Inc.(a)	631,649
71,209	Akebia Therapeutics, Inc.(a)	635,184
866,952	Amicus Therapeutics, Inc.(a)	6,502,140
409,198	AtriCure, Inc.(a)	7,580,393
45,523	Bluebird Bio, Inc.(a)	3,511,189
107,239	Cantel Medical Corp.	6,357,128
104,100	Chimerix, Inc.(a)	4,078,638
98,517	Conformis, Inc.(a)	1,927,978
153,100	Corindus Vascular Robotics, Inc.(a)	489,920
91,873	Corium International, Inc.(a)	637,599
324,057	Imprivata, Inc.(a)	3,496,575
80,587	Inogen, Inc.(a)	3,444,288
293,780	Insmed, Inc.(a)	5,828,595
21,896	Intercept Pharmaceuticals, Inc.(a)	3,442,051
160,852	Intrexon Corp.(a)	5,404,627
413,596	K2M Group Holdings, Inc.(a)	7,548,127
232,380	MacroGenics, Inc.(a)	7,220,047
197,812	Neos Therapeutics, Inc.(a)	2,801,018
156,640	Neurocrine Biosciences, Inc.(a)	7,689,458
10,010	Penumbra, Inc.(a)	370,670
156,304	Pieris Pharmaceuticals, Inc.(a)	248,523
114,314	Portola Pharm, Inc.(a)	5,442,490
92,592	Presbia PLC(a)	419,442
84,813	PTC Therapeutics, Inc.(a)	2,109,299
194,655	Relypsa, Inc.(a)	3,112,533
208,702	Teladoc, Inc.(a)	4,105,168
505,742	Veeva Systems, Inc., Class A(a)	12,830,675
137,530	WellCare Health Plan, Inc.(a)	12,185,158
246,447	ZIOPHARM Oncology, Inc.(a)	2,807,031
62,372	ZS Pharma, Inc.(a)	4,054,804
		145,694,319

Materials & Processing: 6.25%
336,784	Apogee Enterprises, Inc.	16,680,911
277,518	Headwaters, Inc.(a)	5,702,995
295,522	Installed Building Products, Inc.(a)	6,545,812
115,040	Milacron Holdings Corp.(a)	1,963,733

20	www.emeraldmutualfunds.com

Emerald Growth Fund	Schedule of Investments
October 31, 2015 (Unaudited)

		Value
Shares		(Note 2)
Materials & Processing (continued)
370,042	PGT, Inc.(a)	$4,462,707
256,335	Ply Gem Holdings, Inc.(a)	3,029,880
324,888	Trex Co., Inc.(a)	12,693,374
		51,079,412

Producer Durables: 6.81%
338,845	Alarm.com Holdings, Inc.(a)	4,286,389
11,315	Astronics Corp.(a)	427,820
175,299	FARO Technologies, Inc.(a)	5,923,353
262,373	Kforce, Inc.	7,375,305
196,962	Knoll, Inc.	4,577,397
317,066	Korn/Ferry International	11,531,690
152,219	Spirit Airlines, Inc.(a)	5,650,369
102,405	Tennant Co.	5,931,298
398,642	Tutor Perini Corp.(a)	6,689,213
92,229	Virgin America, Inc.(a)	3,284,275
		55,677,109

Technology: 24.10%
138,049	Applied Optoelectronics, Inc.(a)	2,846,570
369,284	ARC Doc. Solutions, Inc.(a)	2,296,947
103,324	Cavium, Inc.(a)	7,330,838
235,890	ChannelAdvisor Corp.(a)	2,056,961
287,172	Ciena Corp.(a)	6,932,332
219,464	Cornerstone OnDemand, Inc.(a)	6,913,116
253,201	EPAM Systems, Inc.(a)	19,585,097
210,508	Everyday Health, Inc.(a)	1,978,775
308,309	Gigamon, Inc.(a)	8,086,945
1,406,380	Glu Mobile, Inc.(a)	5,794,286
386,824	GTT Communications, Inc.(a)	7,241,345
171,969	Guidewire Software, Inc.(a)	10,013,755
200,250	Imperva, Inc.(a)	14,141,655
206,270	Inovalon Holdings, Inc., Class A(a)	4,754,524
152,934	Inphi Corp.(a)	4,552,845
92,285	IPG Photonics Corp.(a)	7,624,587
74,218	M/A-COM Technology Solutions Holdings, Inc.(a)	2,504,115
237,147	Microsemi Corp.(a)	8,539,664
92,459	MicroStrategy, Inc., Class A(a)	15,909,420
289,610	Model N, Inc.(a)	2,925,061
292,850	Pixelworks, Inc.(a)	966,405
180,950	Proofpoint, Inc.(a)	12,746,118
323,327	Qlik Technologies, Inc.(a)	10,142,768
221,228	Reis, Inc.	5,384,690
374,030	Sigma Designs, Inc.(a)	3,295,204
244,540	Super Micro Computer, Inc.(a)	6,898,473
38,790	Synaptics, Inc.(a)	3,300,641
256,860	Synchronoss Technologies, Inc.(a)	9,036,335
448,877	Telenav, Inc.(a)	3,231,914
		197,031,386

		Value
Shares		(Note 2)
Utilities: 2.84%
840,124	8x8, Inc.(a)	$8,955,722
2,356,935	Vonage Holdings Corp.(a)	14,306,595
		23,262,317

	Total Common Stocks (Cost $732,212,178)	770,131,103

WARRANTS: 0.00%
41,894	Magnum Hunter Resources Corp., Strike Price $8.50 (Expiring 04/15/16)	0

	Total Warrants (Cost $0)	0

SHORT TERM INVESTMENTS: 3.17%
25,930,470	Dreyfus Government Cash Management Fund - Institutional Class 0.010% (7-Day Yield)	25,930,470
	Total Short Term Investments (Cost $25,930,470)	25,930,470

Total Investments: 97.35% (Cost $758,142,648)		796,061,573

Other Assets In Excess Of Liabilities: 2.65%		21,646,345
Net Assets: 100.00%		$817,707,918

(a)	Non-income producing security.

Investment Abbreviations:

Ltd. - Limited.

PLC - Public limited company.

REIT - Real Estate Investment Trust.

Holdings are subject to change.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	21

Emerald Small Cap Value Fund	Schedule of Investments
October 31, 2015 (Unaudited)

		Value
Shares		(Note 2)
COMMON STOCKS: 94.97%
Consumer Discretionary: 13.02%
24,487	Carriage Services, Inc.	$526,716
30,580	Gray Television, Inc.(a)	485,916
18,945	Iconix Brand Group, Inc.(a)	290,237
22,019	Interval Leisure Group, Inc.	388,635
14,802	Party City Holdco, Inc.(a)	234,316
32,080	Stoneridge, Inc.(a)	407,095
		2,332,915

Energy: 2.19%
8,182	Superior Energy Services, Inc.	115,857
24,652	Synergy Resources Corp.(a)	275,856
		391,713

Financial Services: 41.38%
10,066	Argo Group International Holdings Ltd.	629,327
70,860	Cedar Realty Trust, Inc., REIT	495,311
16,834	Corporate Office Properties Trust, REIT	387,182
16,179	CyrusOne, Inc., REIT	570,796
6,386	Eagle Bancorp, Inc.(a)	303,974
18,235	Employers Holdings, Inc.	482,680
101,246	Everi Holdings, Inc.(a)	473,831
15,962	First Financial Bancorp	307,747
19,693	First Merchants Corp.	516,548
19,131	Flushing Financial Corp.	402,516
15,590	Great Western Bancorp, Inc.	440,573
5,268	IBERIABANK Corp.	319,399
14,624	Live Oak Bancshares, Inc.	209,708
11,688	Opus Bank	435,378
22,333	Provident Financial Services, Inc.	453,807
26,165	Ramco-Gershenson Properties Trust, REIT	439,572
32,738	Real Industry, Inc.(a)	311,011
22,152	Wilshire Bancorp, Inc.	236,805
		7,416,165

Health Care: 1.65%
5,535	Magellan Health, Inc.(a)	295,569

Materials & Processing: 1.01%
16,755	Mercer International, Inc.	180,954

Producer Durables: 13.72%
10,582	Ducommun, Inc.(a)	228,994
8,977	EMCOR Group, Inc.	433,410
5,168	EnerSys	315,196
9,433	Generac Holdings, Inc.(a)	297,706
16,460	MasTec, Inc.(a)	276,034
3,922	Regal Beloit Corp.	250,185
13,428	Viad Corp.	404,317

		Value
Shares		(Note 2)
Producer Durables (continued)
21,154	Wabash National Corp.(a)	$253,213
		2,459,055

Technology: 15.14%
11,353	ARRIS Group, Inc.(a)	320,836
14,668	Microsemi Corp.(a)	528,195
4,822	NICE Systems Ltd., Sponsored ADR	298,096
22,904	Perficient, Inc.(a)	382,954
20,179	Rudolph Technologies, Inc.(a)	258,089
6,172	Synaptics, Inc.(a)	525,175
57,481	Xcerra Corp.(a)	398,919
		2,712,264

Utilities: 6.86%
11,386	Great Plains Energy, Inc.	313,115
18,234	Premiere Global Services, Inc.(a)	249,441
68,416	Vonage Holdings Corp.(a)	415,285
10,522	West Corp.	250,529
		1,228,370

	Total Common Stocks (Cost $15,059,302)	17,017,005

SHORT TERM INVESTMENTS: 5.43%
972,360	Dreyfus Government Cash Management Fund - Institutional Class 0.010% (7-Day Yield)	972,360

	Total Short Term Investments (Cost $972,360)	972,360

Total Investments: 100.40% (Cost $16,031,662)		17,989,365

Liabilities In Excess Of Other Assets: (0.40)%		(72,470)
Net Assets: 100.00%		$17,916,895

(a)	Non-income producing security.

Investment Abbreviations:

ADR - American Depositary Receipt.

Ltd. - Limited.

REIT - Real Estate Investment Trust.

Holdings are subject to change.

22	www.emeraldmutualfunds.com

Emerald Small Cap Value Fund	Schedule of Investments
October 31, 2015 (Unaudited)

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	23

Emerald Insights Fund	Schedule of Investments
October 31, 2015 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 89.43%
Consumer Discretionary: 26.26%
3,673	Avis Budget Group, Inc.(a)	$183,430
3,378	Brunswick Corp.	181,770
2,025	Dollar General Corp.	137,234
2,873	Foot Locker, Inc.	194,646
2,158	Harman International Industries, Inc.	237,294
8,672	Hilton Worldwide Holdings, Inc.	216,713
1,425	HomeAway, Inc.(a)	44,973
7,005	IMAX Corp.(a)	268,922
2,524	Jack in the Box, Inc.	188,114
5,977	Jarden Corp.(a)	267,770
5,684	Lions Gate Entertainment Corp.	221,505
2,361	McGraw Hill Financial, Inc.	218,723
5,935	Oasis Petroleum, Inc.(a)	69,024
977	Polaris Industries, Inc.	109,756
2,097	Ross Stores, Inc.	106,066
1,939	Royal Caribbean Cruises Ltd.	190,701
1,146	Signet Jewelers Ltd.	172,977
415	Ulta Salon Cosmetics & Fragrance, Inc.(a)	72,193
2,258	Under Armour, Inc., Class A(a)	214,691
1,763	Whirlpool Corp.	282,327
		3,578,829
Consumer Staples: 3.37%
2,990	Hain Celestial Group, Inc.(a)	149,051
877	Mead Johnson Nutrition Co.	71,914
1,039	Monster Beverage Corp.(a)	141,636
2,368	WhiteWave Foods Co.(a)	97,041
		459,642
Energy: 1.91%
1,979	Diamondback Energy, Inc.(a)	146,129
1,151	EQT Corp.	76,047
1,143	SM Energy Co.	38,119
		260,295
Financial Services: 11.18%
1,552	Affiliated Managers Group, Inc.(a)	279,764
778	Alliance Data Systems Corp.(a)	231,307
1,741	BankUnited, Inc.	64,730
5,295	Brixmor Property Group, Inc., REIT	135,658
2,323	Mid-America Apartment Communities, Inc., REIT	197,896
3,776	PacWest Bancorp	170,071
3,167	SEI Investments Co.	164,114
751	Signature Bank(a)	111,839
1,383	SVB Financial Group(a)	168,823
		1,524,202
Health Care: 11.01%
1,261	Acadia Healthcare Co., Inc.(a)	77,438

Shares		Value (Note 2)
Health Care (continued)
7,801	Akorn, Inc.(a)	$208,599
1,963	Alnylam Pharmaceuticals, Inc.(a)	168,720
7,402	Amicus Therapeutics, Inc.(a)	55,515
1,540	Bluebird Bio, Inc.(a)	118,780
2,755	Cepheid(a)	92,017
644	Intercept Pharmaceuticals, Inc.(a)	101,237
6,266	Intrexon Corp.(a)	210,538
2,019	Medivation, Inc.(a)	84,919
2,112	PTC Therapeutics, Inc.(a)	52,525
6,688	Veeva Systems, Inc., Class A(a)	169,675
1,705	WellCare Health Plan, Inc.(a)	151,063
901	ZIOPHARM Oncology, Inc.(a)	10,262
		1,501,288
Materials & Processing: 6.63%
768	Acuity Brands, Inc.	167,885
1,523	Eagle Materials, Inc.	100,564
802	Martin Marietta Materials, Inc.	124,430
5,934	Masco Corp.	172,086
1,930	PPG Industries, Inc.	201,222
1,426	Vulcan Materials Co.	137,723
		903,910
Producer Durables: 10.13%
4,124	JetBlue Airways Corp.(a)	102,440
5,372	Korn/Ferry International	195,380
1,938	Middleby Corp.(a)	226,630
949	Snap-on, Inc.	157,429
8,407	Southwest Airlines Co.	389,160
3,741	Wabtec Corp.	310,017
		1,381,056
Technology: 18.63%
2,978	Activision Blizzard, Inc.	103,515
1,194	Avago Technologies Ltd.	147,017
1,067	Cavium, Inc.(a)	75,704
2,609	EPAM Systems, Inc.(a)	201,806
4,796	Fitbit, Inc., Class A(a)	194,430
4,313	Fortinet, Inc.(a)	148,195
1,587	Intuit, Inc.	154,621
1,389	IPG Photonics Corp.(a)	114,759
775	Lam Research Corp.	59,357
633	LinkedIn Corp., Class A(a)	152,471
8,961	ON Semiconductor Corp.(a)	98,571
922	Palo Alto Networks, Inc.(a)	148,442
3,807	PayPal Holdings, Inc.(a)	137,090
3,022	Proofpoint, Inc.(a)	212,870
1,783	SBA Communications Corp., Class A(a)	212,213
1,831	ServiceNow, Inc.(a)	149,501
2,966	Skyworks Solutions, Inc.	229,094
		2,539,656

24	www.emeraldmutualfunds.com

Emerald Insights Fund	Schedule of Investments
October 31, 2015 (Unaudited)

Shares		Value (Note 2)
Utilities: 0.31%
1,495	Exelon Corp.	$41,740

	Total Common Stocks (Cost $11,777,505)	12,190,618

MASTER LIMITED PARTNERSHIPS: 1.30%
Financial Services: 1.30%
3,812	Lazard Ltd., Class A	176,571

	Total Master Limited Partnerships (Cost $201,777)	176,571

SHORT TERM INVESTMENTS: 8.19%
1,116,944	Dreyfus Government Cash Management Fund - Institutional Class 0.010% (7-Day Yield)	1,116,944

	Total Short Term Investments (Cost $1,116,944)	1,116,944

Total Investments: 98.92% (Cost $13,096,226)		13,484,133

Other Assets In Excess Of Liabilities: 1.08%		147,630
Net Assets: 100.00%		$13,631,763

(a)	Non-income producing security.

Investment Abbreviations:

Ltd. - Limited.

REIT - Real Estate Investment Trust.

Holdings are subject to change.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	25

Emerald Banking and Finance Fund	Schedule of Investments
October 31, 2015 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 97.03%
Financial Services: 95.64%
Banks: Diversified: 70.38%
113,100	Alerus Financial Corp.	$2,239,380
30,639	American Business Bank(a)	929,894
228,492	Ameris Bancorp	7,197,498
186,602	Bancorp, Inc.(a)	1,343,534
54,028	BancorpSouth, Inc.	1,346,918
209,296	Bank of the Ozarks, Inc.	10,468,986
212,773	BankUnited, Inc.	7,910,900
133,495	BNC Bancorp	2,996,963
35,105	Bofl Holding, Inc.(a)	2,808,751
162,177	Bridge Bancorp, Inc.	4,656,102
24,757	Bryn Mawr Bank Corp.	721,171
160,489	California Republic Bancorp(a)	4,747,265
230,393	CenterState Banks, Inc.	3,359,130
85,579	CoBiz Financial, Inc.	1,066,314
31,763	CommunityOne Bancorp(a)	411,013
190,470	ConnectOne Bancorp, Inc.	3,399,889
922	Consumers Bancorp, Inc.	16,665
94,170	CU Bancorp(a)	2,271,380
190,303	Customers Bancorp, Inc.(a)	5,233,332
131,668	Eagle Bancorp, Inc.(a)	6,267,397
87,680	East West Bancorp, Inc.	3,541,395
51,445	Everbank Financial Corp.	887,941
86,853	Farmers National Banc Corp.	716,537
58,890	First Business Financial Services, Inc.	1,451,639
142,037	First Foundation, Inc.(a)	3,373,379
149,550	First NBC Bank Holdings Co.(a)	5,561,765
39,225	First of Long Island Corp.	1,089,278
3,596	First Virginia Community Bank(a)	60,593
11,100	Freedom Bank of Virginia(a)	88,356
115,782	Great Western Bancorp, Inc.	3,271,999
22,506	Guaranty Bancorp	370,899
85,252	Heartland Financial USA, Inc.	3,140,684
157,946	Home BancShares, Inc.	6,779,042
16,003	HopFed Bancorp, Inc.	188,675
114,296	Howard Bancorp, Inc.(a)	1,442,416
11,890	IBERIABANK Corp.	720,891
15,250	Independent Bank Corp.	712,785
50,000	Independent Bank Corporation	724,000
44,370	Independent Bank Group, Inc.	1,728,212
67,294	Investors Bancorp, Inc.	841,848
54,120	John Marshall Bank(a)	821,271
180,060	Live Oak Bancshares, Inc.	2,582,060
141,177	MainStreet Bank(a)	1,524,712
247,664	Malvern Bancorp, Inc.(a)	3,925,474
87,881	Mercantile Bank Corp.	1,938,655
45,870	Meridian Bancorp, Inc.	644,015
210,309	National Commerce Corp.(a)	5,280,859
224	Oak Valley Bancorp	2,200
73,738	Old Line Bancshares, Inc.	1,264,607
138,001	Opus Bank	5,140,537

Shares		Value (Note 2)
Banks: Diversified (continued)
169,325	Pacific Premier Bancorp, Inc.(a)	$3,615,089
212,422	PacWest Bancorp	9,567,487
63,580	Peoples Bancorp, Inc.	1,218,193
102,662	Pinnacle Financial Partners, Inc.	5,402,074
167,140	PrivateBancorp, Inc.	6,991,466
30,000	QCR Holdings, Inc.	683,400
78,565	Renasant Corp.	2,720,706
481,505	Royal Bancshares of Pennsylvania, Inc., Class A(a)	1,006,345
128,065	ServisFirst Bancshares, Inc.	5,427,395
54,452	Signature Bank(a)	8,108,992
66,236	Simmons First National Corp., Class A	3,413,803
46,032	Southern First Bancshares, Inc.(a)	1,054,133
20,598	Southern National Bancorp of VA, Inc.	234,817
39,735	Sun Bancorp, Inc.(a)	795,097
72,089	SVB Financial Group(a)	8,799,904
48,499	Talmer Bancorp, Inc., Class A	815,753
25,430	Texas Capital Bancshares, Inc.(a)	1,403,736
87,675	WashingtonFirst Bankshares, Inc.	1,628,125
42,992	West Town Bank & Trust(a)	932,926
155,294	Western Alliance Bancorp(a)	5,551,761
		198,580,408
Banks: Savings, Thrift & Mortgage Lending: 7.62%
225,594	Atlantic Coast Financial Corp.(a)	1,380,635
170,950	Avenue Financial Holdings, Inc.(a)	2,384,753
36,138	Elmira Savings Bank	692,404
157,210	First Choice Bank(a)	2,436,755
119,500	First Resource Bank	791,688
12,500	Flushing Financial Corp.	263,000
103,401	Heritage Financial Corp.	1,904,646
11,680	Home Bancorp, Inc.	296,438
18,520	Home Federal Bancorp, Inc.	434,294
134,226	LegacyTexas Financial Group, Inc.	3,852,286
36,429	Mackinac Financial Corp.	375,947
159,583	Sterling Bancorp	2,455,982
49,746	Sunshine Bancorp, Inc.(a)	684,008
30,890	Sussex Bancorp	402,497
99,386	WSFS Financial Corp.	3,157,493
		21,512,826
Commercial Banks: 4.03%
15,000	County Bancorp, Inc.	274,950
561,112	First Security Group, Inc.(a)	1,313,002
146,082	Franklin Financial Network, Inc.(a)	3,916,458
107,712	Investar Holdings Corp.	1,700,773
44,200	Seacoast Commerce Banc Holdings(a)	718,250
89,567	Stonegate Bank	2,795,386
39,610	Triumph Bancorp, Inc.(a)	661,091
		11,379,910

26	www.emeraldmutualfunds.com

Emerald Banking and Finance Fund	Schedule of Investments
October 31, 2015 (Unaudited)

Shares		Value (Note 2)
Commercial Finance & Mortgage Companies: 0.16%
32,000	Ladder Capital Corp., REIT	$456,320
Consumer Lending: 3.77%
241,368	Enova International, Inc.(a)	3,137,784
61,839	LendingTree, Inc.(a)	7,504,781
		10,642,565
Diversified Financial Services: 2.97%
153,814	FCB Financial Holdings, Inc., Class A(a)	5,469,626
14,430	Greenhill & Co., Inc.	372,582
82,423	MidWestOne Financial Group, Inc.	2,525,441
		8,367,649
Financial Data & Services: 0.34%
5,000	Black Knight Financial Services, Inc., Class A(a)	180,150
15,022	Cass Information Systems, Inc.	783,548
		963,698
Insurance: 0.52%
50,000	James River Group Holdings Ltd.	1,471,500
Insurance: Property-Casualty: 3.39%
64,570	AmTrust Financial Services, Inc.	4,404,965
30,000	Atlas Financial Holdings, Inc.(a)	570,600
296,069	Conifer Holdings, Inc.(a)	2,830,420
40,000	Federated National Holdings Co.	1,231,400
31,441	United Insurance Holdings Corp.	519,405
		9,556,790
Real Estate Investment Trusts (REITs): 1.15%
70,240	American Farmland Co., REIT(a)	505,728
53,830	Diamond Resorts International, Inc.(a)	1,530,925
45,660	Farmland Partners, Inc., REIT	468,472
92,800	Independence Realty Trust, Inc., REIT	727,552
		3,232,677
Real Estate Management & Development: 0.28%
18,140	Marcus & Millichap, Inc.(a)	790,360
Securities Brokerage & Services: 1.03%
119,996	Virtu Financial, Inc., Class A	2,903,903
Producer Durables: 1.39%
Commercial Services: Rental & Leasing: 1.39%
221,689	Marlin Business Services Corp.	3,915,028

	Total Common Stocks (Cost $218,727,037)	273,773,634

Shares		Value (Note 2)
SHORT TERM INVESTMENTS: 5.18%
14,623,042	Dreyfus Government Cash Management Fund - Institutional Class 0.010% (7-Day Yield)	$14,623,042

	Total Short Term Investments (Cost $14,623,042)	14,623,042

Total Investments: 102.21% (Cost $233,350,079)		288,396,676

Liabilities In Excess Of Other Assets: (2.21)%		(6,240,652)
Net Assets: 100.00%		$282,156,024

(a)	Non-income producing security.

Investment Abbreviations:

Ltd. - Limited.

REIT - Real Estate Investment Trust.

Holdings are subject to change.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	27

Emerald Funds	Statements of Assets and Liabilities
October 31, 2015 (Unaudited)

	Emerald Growth Fund	Emerald Small Cap Value Fund	Emerald Insights Fund	Emerald Banking and Finance Fund
ASSETS:
Investments, at value	$796,061,573	$17,989,365	$13,484,133	$288,396,676
Cash	2,075,546	–	–	1,304,768
Receivable for investments sold	13,912,165	–	285,942	–
Receivable for shares sold	38,250,195	–	94,800	2,320,881
Receivable due from advisor	–	302	–	–
Interest and dividends receivable	102,887	658	2,998	64,052
Other assets	55,822	20,432	6,035	751,320

Total Assets	850,458,188	18,010,757	13,873,908	292,837,697

LIABILITIES:
Payable for investments purchased	19,309,016	54,049	210,951	9,953,853
Payable for shares redeemed	12,656,896	–	–	293,784
Investment advisory fees payable	414,000	–	3,594	203,922
Payable to fund accounting and administration	63,826	2,945	2,653	22,544
Payable for distribution and service fees	228,140	104	4,649	156,729
Payable for trustee fees and expenses	2,149	53	45	862
Payable for transfer agency fees	20,397	4,653	4,744	14,555
Payable for chief compliance officer fee	6,550	212	146	2,513
Payable for principal financial officer fee	1,171	35	26	452
Payable for professional fees	14,399	27,895	13,153	13,610
Accrued expenses and other liabilities	33,726	3,916	2,184	18,849

Total Liabilities	32,750,270	93,862	242,145	10,681,673

NET ASSETS	$817,707,918	$17,916,895	$13,631,763	$282,156,024

NET ASSETS CONSIST OF:
Paid-in capital (Note 5)	$769,250,387	$16,824,285	$13,757,056	$229,805,031
Accumulated net investment income/(loss)	(2,904,693)	68,446	(44,030)	(463,004)
Accumulated net realized gain/(loss) on investments	13,443,299	(933,539)	(469,170)	(2,232,600)
Net unrealized appreciation on investments	37,918,925	1,957,703	387,907	55,046,597

NET ASSETS	$817,707,918	$17,916,895	$13,631,763	$282,156,024

INVESTMENTS, AT COST	$758,142,648	$16,031,662	$13,096,226	$233,350,079
PRICING OF SHARES
Class A: (a)
Net Asset Value, offering and redemption price per share	$19.71	$13.36	$10.47	$32.36
Net Assets	$296,280,563	$14,605	$12,201,550	$117,550,124
Shares of beneficial interest outstanding	15,032,362	1,093	1,165,020	3,632,370
Maximum offering price per share (NAV/.9525, based on maximum sales charge of 4.75% of the offering price)	$20.69	$14.03	$10.99	$33.97
Class C: (a)
Net Asset Value, offering and redemption price per share	$17.16	$13.33	$10.37	$29.29
Net Assets	$39,401,527	$14,573	$102,153	$46,595,264
Shares of beneficial interest outstanding	2,296,319	1,093	9,849	1,591,092
Institutional Class:
Net Asset Value, offering and redemption price per share	$20.26	$13.38	$10.49	$32.74
Net Assets	$353,802,065	$17,006,120	$363,047	$47,312,025
Shares of beneficial interest outstanding	17,465,559	1,271,092	34,603	1,444,973
Investor Class:
Net Asset Value, offering and redemption price per share	$19.65	$13.34	$10.45	$30.99
Net Assets	$128,223,763	$881,597	$965,013	$70,698,611
Shares of beneficial interest outstanding	6,525,063	66,078	92,343	2,281,214

(a)	Redemption price per share may be reduced for any applicable contingent deferred sales charge. For a description of a possible sales charge, please see the Funds’ Prospectus.

See Notes to Financial Statements.

28	www.emeraldmutualfunds.com

Emerald Funds	Statements of Operations
For the Six Months or Period Ended October 31, 2015 (Unaudited)

	Emerald Growth Fund	Emerald Small Cap Value Fund(a)	Emerald Insights Fund	Emerald Banking and Finance Fund
INVESTMENT INCOME:
Dividends	$1,044,386	$1,393	$36,141	$1,346,832
Foreign taxes withheld	–	–	(178)	–

Total Investment Income	1,044,386	1,393	35,963	1,346,832

EXPENSES:
Investment advisory fee (Note 6)	1,919,466	10,983	37,696	933,350
Recoupment of previously waived fees	134,517	–	–	–
Administration fee	153,461	1,194	4,643	54,909
Custodian fee	19,254	424	2,476	7,695
Professional fees	13,493	2,619	9,234	10,717
Transfer agent fee	73,235	2,315	14,794	46,285
Trustee fees and expenses	5,694	53	106	2,069
Registration/filing fees	54,801	2,633	5,078	30,993
Reports to shareholder and printing fees	17,290	103	392	9,202
Distribution and service fees
Class A	361,559	4	15,534	136,944
Class C	129,639	12	202	196,325
Institutional Class	69,297	–	81	8,589
Investor Class	116,346	88	1,624	88,731
Chief compliance officer fee	19,767	106	382	7,240
Principal financial officer fee	3,561	18	69	1,308
Other	10,277	504	2,626	6,138

Total expenses before waiver	3,101,657	21,056	94,937	1,540,495
Less fees waived/reimbursed by investment adviser (Note 6)	–	(6,308)	(27,236)	–

Total Net Expenses	3,101,657	14,748	67,701	1,540,495

NET INVESTMENT LOSS:	(2,057,271)	(13,355)	(31,738)	(193,663)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) on investments	(8,416,409)	63,565	(327,715)	1,071,039
Net change in unrealized appreciation/(depreciation) on investments	(29,820,802)	823,302	(281,544)	18,855,812

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	(38,237,211)	886,867	(609,259)	19,926,851

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(40,294,482)	$873,512	$(640,997)	$19,733,188

(a)	Effective March 3, 2015 the Board approved changing the fiscal year-end of the Fund from September 30 to April 30. See Notes to Financial Statements.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	29

Emerald Growth Fund	Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2015 (Unaudited)	Year Ended April 30, 2015
OPERATIONS:
Net investment loss	$(2,057,271)	$(2,204,019)
Net realized gain/(loss) on investments	(8,416,409)	26,045,665
Net change in unrealized appreciation/(depreciation) on investments	(29,820,802)	22,664,902

Net increase/(decrease) in net assets resulting from operations	(40,294,482)	46,506,548

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 3):

From net realized gains on investments
Class A	–	(7,114,290)
Class C	–	(872,458)
Institutional Class	–	(10,131,634)
Investor Class	–	(1,055,047)

Net decrease in net assets from distributions	–	(19,173,429)

SHARE TRANSACTIONS (NOTE 5):
Class A
Proceeds from sale of shares	215,862,303	53,012,811
Issued to shareholders in reinvestment of distributions	–	6,449,784
Cost of shares redeemed	(30,591,917)	(23,205,808)

Net increase from share transactions	185,270,386	36,256,787

Class C
Proceeds from sale of shares	27,074,891	5,349,541
Issued to shareholders in reinvestment of distributions	–	745,415
Cost of shares redeemed	(996,545)	(3,205,852)

Net increase from share transactions	26,078,346	2,889,104

Institutional Class
Proceeds from sale of shares	244,835,762	44,366,418
Issued to shareholders in reinvestment of distributions	–	9,651,464
Cost of shares redeemed	(46,306,241)	(29,629,924)

Net increase from share transactions	198,529,521	24,387,958

Investor Class
Proceeds from sale of shares	126,517,683	18,821,238
Issued to shareholders in reinvestment of distributions	–	761,358
Cost of shares redeemed	(15,272,994)	(13,424,866)

Net increase from share transactions	111,244,689	6,157,730

Net increase in net assets	$480,828,460	$97,024,698

NET ASSETS:
Beginning of period	336,879,458	239,854,760

End of period (including accumulated net investment loss of $(2,904,693) and $(847,422))	$817,707,918	$336,879,458

30	www.emeraldmutualfunds.com

Emerald Growth Fund	Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2015 (Unaudited)	Year Ended April 30, 2015
Other Information:
SHARE TRANSACTIONS:
Class A
Sold	10,308,476	2,761,491
Distributions reinvested	–	341,078
Redeemed	(1,461,777)	(1,218,757)

Net increase in shares outstanding	8,846,699	1,883,812

Class C
Sold	1,468,835	306,048
Distributions reinvested	–	45,040
Redeemed	(54,957)	(193,449)

Net increase in shares outstanding	1,413,878	157,639

Institutional Class
Sold	11,214,621	2,257,859
Distributions reinvested	–	498,012
Redeemed	(2,225,818)	(1,548,603)

Net increase in shares outstanding	8,988,803	1,207,268

Investor Class
Sold	6,100,651	977,034
Distributions reinvested	–	40,390
Redeemed	(753,312)	(718,235)

Net increase in shares outstanding	5,347,339	299,189

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	31

Emerald Small Cap Value Fund	Statements of Changes in Net Assets

	For the Period Ended October 31, 2015 (Unaudited) (a)	Year Ended September 30, 2015
OPERATIONS:
Net investment income/(loss)	$(13,355)	$81,815
Net realized gain/(loss) on investments	63,565	(997,104)
Net change in unrealized appreciation on investments	823,302	1,168,742

Net increase in net assets resulting from operations	873,512	253,453

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 3):
From net investment income
Institutional Class	–	(76,689)
Investor Class	–	(1,619)
From net realized gains on investments
Class A	–	(405)
Class C	–	(405)
Institutional Class	–	(505,155)
Investor Class	–	(11,254)

Net decrease in net assets from distributions	–	(595,527)

SHARE TRANSACTIONS (NOTE 5):
Class A
Proceeds from sale of shares	–	15,000
Issued to shareholders in reinvestment of distributions	–	405

Net increase from share transactions	–	15,405

Class C
Proceeds from sale of shares	–	15,000
Issued to shareholders in reinvestment of distributions	–	405

Net increase from share transactions	–	15,405

Institutional Class
Proceeds from sale of shares	77,439	3,861,703
Issued to shareholders in reinvestment of distributions	–	483,048
Cost of shares redeemed	(433,174)	(11,838,177)

Net decrease from share transactions	(355,735)	(7,493,426)

Investor Class
Proceeds from sale of shares	464,916	83,181
Issued to shareholders in reinvestment of distributions	–	12,813
Cost of shares redeemed	–	(173,977)

Net increase/(decrease) from share transactions	464,916	(77,983)

Net increase/(decrease) in net assets	$982,693	$(7,882,673)

NET ASSETS:
Beginning of period	16,934,202	24,816,875

End of period (including accumulated net investment income of $68,446 and $81,801)	$17,916,895	$16,934,202

32	www.emeraldmutualfunds.com

Emerald Small Cap Value Fund	Statements of Changes in Net Assets

	For the Period Ended October 31, 2015 (Unaudited) (a)	Year Ended September 30, 2015
Other Information:
SHARE TRANSACTIONS:
Class A
Sold	–	1,063
Distributions reinvested	–	30

Net increase in shares outstanding	–	1,093

Class C
Sold	–	1,063
Distributions reinvested	–	30

Net increase in shares outstanding	–	1,093

Institutional Class
Sold	5,792	289,259
Distributions reinvested	–	36,038
Redeemed	(33,045)	(934,159)

Net decrease in shares outstanding	(27,253)	(608,862)

Investor Class
Sold	34,596	6,169
Distributions reinvested	–	959
Redeemed	–	(12,883)

Net increase/(decrease) in shares outstanding	34,596	(5,755)

(a)	Effective March 3, 2015 the Board approved changing the fiscal year-end of the Fund from September 30 to April 30.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	33

Emerald Insights Fund	Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2015 (Unaudited)	For the Period August 1, 2014 (Inception) to April 30, 2015
OPERATIONS:
Net investment loss	$(31,738)	$(23,625)
Net realized loss on investments	(327,715)	(143,101)
Net change in unrealized appreciation/(depreciation) on investments	(281,544)	669,451

Net increase/(decrease) in net assets resulting from operations	(640,997)	502,725

SHARE TRANSACTIONS (NOTE 5):
Class A
Proceeds from sale of shares	6,522,181	6,101,597
Cost of shares redeemed	(263,433)	(82,206)

Net increase from share transactions	6,258,748	6,019,391

Class C
Proceeds from sale of shares	84,233	24,453
Cost of shares redeemed	(7,964)	–

Net increase from share transactions	76,269	24,453

Institutional Class
Proceeds from sale of shares	99,033	265,616

Net increase from share transactions	99,033	265,616

Investor Class
Proceeds from sale of shares	720,976	434,000
Cost of shares redeemed	(128,451)	–

Net increase from share transactions	592,525	434,000

Net increase in net assets	$6,385,578	$7,246,185

NET ASSETS:
Beginning of period	7,246,185	–

End of period (including accumulated net investment loss of $(44,030) and $(12,292))	$13,631,763	$7,246,185

Other Information:
SHARE TRANSACTIONS:
Class A
Sold	598,114	599,167
Redeemed	(24,472)	(7,789)

Net increase in shares outstanding	573,642	591,378

Class C
Sold	8,169	2,457
Redeemed	(777)	–

Net increase in shares outstanding	7,392	2,457

Institutional Class
Sold	9,228	25,375

Net increase in shares outstanding	9,228	25,375

Investor Class
Sold	64,144	40,827
Redeemed	(12,628)	–

Net increase in shares outstanding	51,516	40,827

See Notes to Financial Statements.

34	www.emeraldmutualfunds.com

Emerald Banking and Finance Fund	Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2015 (Unaudited)	Year Ended April 30, 2015
OPERATIONS:
Net investment loss	$(193,663)	$(820,224)
Net realized gain on investments	1,071,039	2,239,110
Net change in unrealized appreciation on investments	18,855,812	10,618,634

Net increase in net assets resulting from operations	19,733,188	12,037,520

SHARE TRANSACTIONS (NOTE 5):
Class A
Proceeds from sale of shares	70,698,637	8,943,302
Cost of shares redeemed	(9,555,194)	(13,656,116)

Net increase/(decrease) from share transactions	61,143,443	(4,712,814)

Class C
Proceeds from sale of shares	12,128,500	4,050,687
Cost of shares redeemed	(1,469,388)	(3,175,681)

Net increase from share transactions	10,659,112	875,006

Institutional Class
Proceeds from sale of shares	26,340,572	3,363,492
Cost of shares redeemed	(6,237,863)	(4,043,673)

Net increase/(decrease) from share transactions	20,102,709	(680,181)

Investor Class
Proceeds from sale of shares	47,019,385	12,918,507
Cost of shares redeemed	(8,108,963)	(6,971,664)

Net increase from share transactions	38,910,422	5,946,843

Net increase in net assets	$150,548,874	$13,466,374

NET ASSETS:
Beginning of period	131,607,150	118,140,776

End of period (including accumulated net investment loss of $(463,004) and $(269,341))	$282,156,024	$131,607,150

Other Information:
SHARE TRANSACTIONS:
Class A
Sold	2,256,897	327,474
Redeemed	(308,108)	(506,169)

Net increase/(decrease) in shares outstanding	1,948,789	(178,695)

Class C
Sold	427,211	162,947
Redeemed	(52,565)	(129,546)

Net increase in shares outstanding	374,646	33,401

Institutional Class
Sold	832,499	122,773
Redeemed	(201,648)	(147,805)

Net increase/(decrease) in shares outstanding	630,851	(25,032)

Investor Class
Sold	1,561,637	496,076
Redeemed	(273,061)	(272,502)

Net increase in shares outstanding	1,288,576	223,574

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	35

Emerald Growth Fund	Financial Highlights
For a share outstanding throughout the periods presented

	CLASS A
	For the Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013	For the Period January 1, 2012 to April 30, 2012(a)(b)		Year Ended December 31, 2011
NET ASSET VALUE, BEGINNING OF PERIOD	$20.02		$18.11	$15.60	$16.20	$13.37		$13.57
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(c)	(0.09)		(0.18)	(0.21)	(0.15)	(0.05)		(0.14)
Net realized and unrealized gain/(loss) on investments	(0.22)		3.43	4.33	1.40	2.88		(0.06)

Total from Investment Operations	(0.31)		3.25	4.12	1.25	2.83		(0.20)

LESS DISTRIBUTIONS:
From capital gains	–		(1.34)	(1.61)	(1.85)	–		–

Total Distributions	–		(1.34)	(1.61)	(1.85)	–		–

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.31)		1.91	2.51	(0.60)	2.83		(0.20)

NET ASSET VALUE, END OF PERIOD	$19.71		$20.02	$18.11	$15.60	$16.20		$13.37

TOTAL RETURN(d)	(1.55)%	(e)	18.38%	26.01%	9.14%	21.17%	(e)	(1.47)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$296,281		$123,828	$77,900	$46,605	$41,991		$37,008
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(0.83)%	(f)	(0.93)%	(1.12)%	(1.01)%	(1.02)%	(f)	(1.03)%
Operating expenses excluding reimbursement/waiver	1.20%	(f)	1.29%	1.31%	1.38%	1.36%	(f)	1.36%
Operating expenses including reimbursement/waiver	1.20%	(f)	1.29%	1.29%	1.29%	1.29%	(f)	1.29%
PORTFOLIO TURNOVER RATE	25%	(e)	68%	70%	78%	28%	(e)	75%

(a)	Prior to its March 16, 2012 reorganization with and into the Emerald Growth Fund, the Fund was known as the Forward Growth Fund.
(b)	Effective March 13, 2012 the Board approved changing the fiscal year-end of the Fund from December 31 to April 30.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Total return does not reflect the effect of sales charges.
(e)	Not Annualized.
(f)	Annualized.

See Notes to Financial Statements.

36	www.emeraldmutualfunds.com

Emerald Growth Fund	Financial Highlights
For a share outstanding throughout the periods presented

	CLASS C
	For the Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013	For the Period January 1, 2012 to April 30, 2012(a)(b)		Year Ended December 31, 2011
NET ASSET VALUE, BEGINNING OF PERIOD	$17.48		$16.07	$14.07	$14.89	$12.31		$12.58
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(c)	(0.14)		(0.27)	(0.30)	(0.23)	(0.08)		(0.22)
Net realized and unrealized gain/(loss) on investments	(0.18)		3.02	3.91	1.26	2.66		(0.05)

Total from Investment Operations	(0.32)		2.75	3.61	1.03	2.58		(0.27)

LESS DISTRIBUTIONS:
From capital gains	–		(1.34)	(1.61)	(1.85)	–		–

Total Distributions	–		(1.34)	(1.61)	(1.85)	–		–

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.32)		1.41	2.00	(0.82)	2.58		(0.27)

NET ASSET VALUE, END OF PERIOD	$17.16		$17.48	$16.07	$14.07	$14.89		$12.31

TOTAL RETURN(d)	(1.83)%	(e)	17.58%	25.19%	8.43%	20.96%	(e)	(2.15)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$39,402		$15,427	$11,645	$4,946	$3,026		$2,743
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(1.48)%	(f)	(1.58)%	(1.77)%	(1.65)%	(1.67)%	(f)	(1.68)%
Operating expenses excluding reimbursement/waiver	1.84%	(f)	1.94%	1.96%	2.03%	2.01%	(f)	2.01%
Operating expenses including reimbursement/waiver	1.84%	(f)	1.94%	1.94%	1.94%	1.94%	(f)	1.94%
PORTFOLIO TURNOVER RATE	25%	(e)	68%	70%	78%	28%	(e)	75%

(a)	Prior to its March 16, 2012 reorganization with and into the Emerald Growth Fund, the Fund was known as the Forward Growth Fund.
(b)	Effective March 13, 2012 the Board approved changing the fiscal year-end of the Fund from December 31 to April 30.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Total return does not reflect the effect of sales charges.
(e)	Not Annualized.
(f)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	37

Emerald Growth Fund	Financial Highlights
For a share outstanding throughout the periods presented

	INSTITUTIONAL CLASS
	For the Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013	For the Period January 1, 2012 to April 30, 2012(a)(b)		Year Ended December 31, 2011
NET ASSET VALUE, BEGINNING OF PERIOD	$20.54		$18.49	$15.86	$16.39	$13.51		$13.67
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(c)	(0.06)		(0.12)	(0.16)	(0.11)	(0.04)		(0.10)
Net realized and unrealized gain/(loss) on investments	(0.22)		3.51	4.40	1.43	2.92		(0.06)

Total from Investment Operations	(0.28)		3.39	4.24	1.32	2.88		(0.16)

LESS DISTRIBUTIONS:
From capital gains	–		(1.34)	(1.61)	(1.85)	–		–

Total Distributions	–		(1.34)	(1.61)	(1.85)	–		–

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.28)		2.05	2.63	(0.53)	2.88		(0.16)

NET ASSET VALUE, END OF PERIOD	$20.26		$20.54	$18.49	$15.86	$16.39		$13.51

TOTAL RETURN	(1.36)%	(d)	18.77%	26.35%	9.47%	21.32%	(d)	(1.17)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$353,802		$174,107	$134,440	$86,238	$83,149		$64,930
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(0.54)%	(e)	(0.63)%	(0.82)%	(0.71)%	(0.72)%	(e)	(0.72)%
Operating expenses excluding reimbursement/waiver	0.91%	(e)	0.99%	1.00%	1.08%	1.06%	(e)	1.06%
Operating expenses including reimbursement/waiver	0.91%	(e)	0.99%	0.99%	0.99%	0.99%	(e)	0.99%
PORTFOLIO TURNOVER RATE	25%	(d)	68%	70%	78%	28%	(d)	75%

(a)	Prior to its March 16, 2012 reorganization with and into the Emerald Growth Fund, the Fund was known as the Forward Growth Fund.
(b)	Effective March 13, 2012 the Board approved changing the fiscal year-end of the Fund from December 31 to April 30.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Not Annualized.
(e)	Annualized.

See Notes to Financial Statements.

38	www.emeraldmutualfunds.com

Emerald Growth Fund	Financial Highlights
For a share outstanding throughout the periods presented

	INVESTOR CLASS
	For the Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013	For the Period January 1, 2012 to April 30, 2012(a)(b)		Period Ended December 31, 2011(c)
NET ASSET VALUE, BEGINNING OF PERIOD	$19.97		$18.06	$15.57	$16.18	$13.35		$15.74
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(d)	(0.09)		(0.17)	(0.23)	(0.16)	(0.05)		(0.09)
Net realized and unrealized gain/(loss) on investments	(0.23)		3.42	4.33	1.40	2.88		(2.30)

Total from Investment Operations	(0.32)		3.25	4.10	1.24	2.83		(2.39)

LESS DISTRIBUTIONS:
From capital gains	–		(1.34)	(1.61)	(1.85)	–		–

Total Distributions	–		(1.34)	(1.61)	(1.85)	–		–

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.32)		1.91	2.49	(0.61)	2.83		(2.39)

NET ASSET VALUE, END OF PERIOD	$19.65		$19.97	$18.06	$15.57	$16.18		$13.35

TOTAL RETURN	(1.60)%	(e)	18.44%	25.93%	9.08%	21.20%	(e)	(15.18)%	(e)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$128,224		$23,517	$15,870	$1,842	$1,085		$879
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(0.87)%	(f)	(0.91)%	(1.18)%	(1.05)%	(1.07)%	(f)	(1.00)%	(f)
Operating expenses excluding reimbursement/waiver	1.21%	(f)	1.27%	1.34%	1.43%	1.41%	(f)	1.43%	(f)
Operating expenses including reimbursement/waiver	1.21%	(f)	1.27%	1.34%	1.34%	1.34%	(f)	1.34%	(f)
PORTFOLIO TURNOVER RATE	25%	(e)	68%	70%	78%	28%	(e)	75%	(g)

(a)	Prior to its March 16, 2012 reorganization with and into the Emerald Growth Fund, the Fund was known as the Forward Growth Fund.
(b)	Effective March 13, 2012 the Board approved changing the fiscal year-end of the Fund from December 31 to April 30.
(c)	The Fund began offering Investor Class shares on May 2, 2011.
(d)	Per share amounts are based upon average shares outstanding.
(e)	Not Annualized.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level and represents the year ended December 31, 2011.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	39

Emerald Small Cap Value Fund	Financial Highlights
For a share outstanding throughout the periods presented

	CLASS A
	For the Period Ended October 31, 2015		Period Ended
	(Unaudited)(a)		September 30, 2015(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$12.70		$14.12
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(c)	(0.01)		(0.01)
Net realized and unrealized gain/(loss) on investments	0.67		(1.03)

Total from Investment Operations	0.66		(1.04)

LESS DISTRIBUTIONS:
From capital gains	–		(0.38)

Total Distributions	–		(0.38)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.66		(1.42)

NET ASSET VALUE, END OF PERIOD	$13.36		$12.70

TOTAL RETURN	5.20%	(d)	(7.49)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$15		$14
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(1.25)%	(e)	(0.24)%	(e)
Operating expenses excluding reimbursement/waiver	1.78%	(e)	2.16%	(e)
Operating expenses including reimbursement/waiver	1.35%	(e)	1.35%	(e)
PORTFOLIO TURNOVER RATE	3%	(d)	69%(d)	(f)

(a)	Effective March 3, 2015 the Board approved changing the fiscal year-end of the Fund from September 30 to April 30.
(b)	Class A commenced operations on June 30, 2015.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Not Annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is calculated at the Fund level and represents the year ended September 30, 2015.

See Notes to Financial Statements.

40	www.emeraldmutualfunds.com

Emerald Small Cap Value Fund	Financial Highlights
For a share outstanding throughout the periods presented

	CLASS C
	For the Period Ended October 31, 2015 (Unaudited)(a)		Period Ended September 30, 2015(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$12.68		$14.12
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(c)	(0.02)		(0.03)
Net realized and unrealized gain/(loss) on investments	0.67		(1.03)

Total from Investment Operations	0.65		(1.06)

LESS DISTRIBUTIONS:
From capital gains	–		(0.38)

Total Distributions	–		(0.38)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.65		(1.44)

NET ASSET VALUE, END OF PERIOD	$13.33		$12.68

TOTAL RETURN	5.13%	(d)	(7 .63)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$15		$14
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(1.90)%	(e)	(0.89)%	(e)
Operating expenses excluding reimbursement/waiver	2.43%	(e)	2.81%	(e)
Operating expenses including reimbursement/waiver	2.00%	(e)	2.00%	(e)
PORTFOLIO TURNOVER RATE	3%	(d)	69%(d)	(f)

(a)	Effective March 3, 2015 the Board approved changing the fiscal year-end of the Fund from September 30 to April 30.
(b)	Class C commenced operations on June 30, 2015.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Not Annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is calculated at the Fund level and represents the year ended September 30, 2015.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	41

Emerald Small Cap Value Fund	Financial Highlights
For a share outstanding throughout the periods presented

	INSTITUTIONAL CLASS
	For the
	Six Months Ended
	October 31, 2015		Year Ended	Year Ended	Period Ended
	(Unaudited)(a)		September 30, 2015(b)	September 30, 2014	September 30, 2013(c)
NET ASSET VALUE, BEGINNING OF PERIOD	$12.71		$12.76	$12.56	$10.00
INCOME FROM OPERATIONS:
Net investment income/(loss)(d)	(0.01)		0.06	0.09	0.05
Net realized and unrealized gain on investments	0.68		0.33	0.76	2.54

Total from Investment Operations	0.67		0.39	0.85	2.59

LESS DISTRIBUTIONS:
From investment income	–		(0.06)	(0.01)	(0.03)
From capital gains	–		(0.38)	(0.64)	–

Total Distributions	–		(0.44)	(0.65)	(0.03)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.67		(0.05)	0.20	2.56

NET ASSET VALUE, END OF PERIOD	$13.38		$12.71	$12.76	$12.56

TOTAL RETURN	5.27%	(e)	2.93%	6.64%	25.99%
SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$17,006		$16,507	$24,343	$8,442
RATIOS TO AVERAGE NET ASSETS:
Net Investment income/(loss)	(0.90)%	(f)	0.45%	0.65%	0.48%	(f)
Operating expenses excluding reimbursement/waiver	1.43%	(f)	1.43%	1.29%	1.95%	(f)
Operating expenses including reimbursement/waiver	1.00%	(f)	1.00%	1.00%	1.00%	(f)
PORTFOLIO TURNOVER RATE	3%	(e)	69%	49%	67%	(e)

(a)	Effective March 3, 2015 the Board approved changing the fiscal year-end of the Fund from September 30 to April 30.
(b)	Prior to its June 26, 2015 reorganization with and into the Emerald Small Cap Value Fund, the Fund was known as the Elessar Small Cap Value Fund.
(c)	For the period October 15, 2012 (commencement of investment operations) through September 30, 2013.
(d)	Per share amounts are based upon average shares outstanding.
(e)	Not Annualized.
(f)	Annualized.

See Notes to Financial Statements.

42	www.emeraldmutualfunds.com

Emerald Small Cap Value Fund	Financial Highlights
For a share outstanding throughout the periods presented

			INVESTOR CLASS
	For the
	Six Months Ended
	October 31, 2015		Year Ended	Year Ended	Period Ended
	(Unaudited)(a)		September 30, 2015(b)	September 30, 2014	September 30, 2013(c)
NET ASSET VALUE, BEGINNING OF PERIOD	$12.68		$12.73	$12.54	$10.00
INCOME FROM OPERATIONS:
Net investment income/(loss)(d)	(0.01)		0.03	0.07	0.02
Net realized and unrealized gain on investments	0.67		0.35	0.76	2.54

Total from Investment Operations	0.66		0.38	0.83	2.56

LESS DISTRIBUTIONS:
From investment income	–		(0.05)	–	(0.02)
From capital gains	–		(0.38)	(0.64)	–

Total Distributions	–		(0.43)	(0.64)	(0.02)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.66		(0.05)	0.19	2.54

NET ASSET VALUE, END OF PERIOD	$13.34		$12.68	$12.73	$12.54

TOTAL RETURN	5.21%	(e)	2.82%	6.46%	25.69%
SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$882		$399	$474	$271
RATIOS TO AVERAGE NET ASSETS:
Net Investment income/(loss)	(1.15)%	(f)	0.22%	0.52%	0.16%(f)
Operating expenses excluding reimbursement/waiver	1.79%	(f)	1.67%	1.56%	2.49%	(f)
Operating expenses including reimbursement/waiver	1.25%	(f)	1.25%	1.25%	1.25%	(f)
PORTFOLIO TURNOVER RATE	3%	(e)	69%	49%	67%	(e)

(a)	Effective March 3, 2015 the Board approved changing the fiscal year-end of the Fund from September 30 to April 30.
(b)	Prior to its June 26, 2015 reorganization with and into the Emerald Small Cap Value Fund, the Fund was known as the Elessar Small Cap Value Fund.
(c)	For the period October 15, 2012 (commencement of investment operations) through September 30, 2013.
(d)	Per share amounts are based upon average shares outstanding.
(e)	Not Annualized.
(f)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	43

Emerald Insights Fund	Financial Highlights
For a share outstanding throughout the period presented

	CLASS A
	For the Six Months Ended October 31, 2015 (Unaudited)	For the Period August 1, 2014 (Inception) to April 30, 2015
NET ASSET VALUE, BEGINNING OF PERIOD	$10.98	$10.00
INCOME FROM OPERATIONS:
Net investment loss(a)	(0.03)	(0.05)
Net realized and unrealized gain/(loss) on investments	(0.48)	1.03

Total from Investment Operations	(0.51)	0.98

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.51)	0.98

NET ASSET VALUE, END OF PERIOD	$10.47	$10.98

TOTAL RETURN(b)	(4.64%)(c)	9.80%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$12,202	$6,493
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(0.63%)(d)	(0.66%) (d)
Operating expenses excluding reimbursement/waiver	1.89%(d)	2.57%(d)(e)
Operating expenses including reimbursement/waiver	1.35%(d)	1.35%(d)(e)
PORTFOLIO TURNOVER RATE	65%(c)	88%(c)

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not reflect the effect of sales charges.
(c)	Not Annualized.
(d)	Annualized.
(e)	Expense ratios before reductions for startup costs may not be representative of longer term operating periods.

See Notes to Financial Statements.

44	www.emeraldmutualfunds.com

Emerald Insights Fund	Financial Highlights
For a share outstanding throughout the period presented

	CLASS C
	For the Six Months Ended October 31, 2015 (Unaudited)	For the Period August 1, 2014 (Inception) to April 30, 2015
NET ASSET VALUE, BEGINNING OF PERIOD	$10.92	$10.00
INCOME FROM OPERATIONS:
Net investment loss(a)	(0.07)	(0.10)
Net realized and unrealized gain/(loss) on investments	(0.48)	1.02

Total from Investment Operations	(0.55)	0.92

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.55)	0.92

NET ASSET VALUE, END OF PERIOD	$10.37	$10.92

TOTAL RETURN(b)	(5.04%)(c)	9.20%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$102	$27
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(1.33%)(d)	(1.34%)(d)
Operating expenses excluding reimbursement/waiver	2.55%(d)	7.25%(d)(e)
Operating expenses including reimbursement/waiver	2.00%(d)	2.00%(d)(e)
PORTFOLIO TURNOVER RATE	65%(c)	88%(c)

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not reflect the effect of sales charges.
(c)	Not Annualized.
(d)	Annualized.
(e)	Expense ratios before reductions for startup costs may not be representative of longer term operating periods.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	45

Emerald Insights Fund	Financial Highlights
For a share outstanding throughout the period presented

	INSTITUTIONAL CLASS
	For the Six Months Ended October 31, 2015 (Unaudited)	For the Period August 1, 2014 (Inception) to April 30, 2015
NET ASSET VALUE, BEGINNING OF PERIOD	$10.99	$10.00
INCOME FROM OPERATIONS:
Net investment loss(a)	(0.02)	(0.03)
Net realized and unrealized gain/(loss) on investments	(0.48)	1.02

Total from Investment Operations	(0.50)	0.99

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.50)	0.99

NET ASSET VALUE, END OF PERIOD	$10.49	$10.99

TOTAL RETURN	(4.55%)(b)	9.90%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$363	$279
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(0.31%)(c)	(0.34%)(c)
Operating expenses excluding reimbursement/waiver	1.60%(c)	4.66%(c)(d)
Operating expenses including reimbursement/waiver	1.05%(c)	1.05%(c)(d)
PORTFOLIO TURNOVER RATE	65%(b)	88%(b)

(a)	Per share amounts are based upon average shares outstanding.
(b)	Not Annualized.
(c)	Annualized.
(d)	Expense ratios before reductions for startup costs may not be representative of longer term operating periods.

See Notes to Financial Statements.

46	www.emeraldmutualfunds.com

Emerald Insights Fund	Financial Highlights
For a share outstanding throughout the period presented

	INVESTOR CLASS
	For the Six Months Ended October 31, 2015 (Unaudited)	For the Period August 1, 2014 (Inception) to April 30, 2015
NET ASSET VALUE, BEGINNING OF PERIOD	$10.96	$10.00
INCOME FROM OPERATIONS:
Net investment loss(a)	(0.04)	(0.05)
Net realized and unrealized gain/(loss) on investments	(0.47)	1.01

Total from Investment Operations	(0.51)	0.96

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.51)	0.96

NET ASSET VALUE, END OF PERIOD	$10.45	$10.96

TOTAL RETURN	(4.65%)(b)	9.60%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$965	$448
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(0.69%)(c)	(0.67%)(c)
Operating expenses excluding reimbursement/waiver	1.95%(c)	2.96%(c)(d)
Operating expenses including reimbursement/waiver	1.40%(c)	1.40%(c)(d)
PORTFOLIO TURNOVER RATE	65%(b)	88%(b)

(a)	Per share amounts are based upon average shares outstanding.
(b)	Not Annualized.
(c)	Annualized.
(d)	Expense ratios before reductions for startup costs may not be representative of longer term operating periods.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	47

Emerald Banking and Finance Fund	Financial Highlights
For a share outstanding throughout the periods presented

	CLASS A
	For the
	Six Months Ended					For the Period
	October 31, 2015		Year Ended	Year Ended	Year Ended	January 1, 2012 to		Year Ended
	(Unaudited)		April 30, 2015	April 30, 2014	April 30, 2013	April 30, 2012(a)(b)		December 31, 2011
NET ASSET VALUE, BEGINNING OF PERIOD	$28.85		$26.11	$20.08	$16.96	$15.16		$15.89
INCOME/(LOSS) FROM OPERATIONS:(c)
Net investment loss(d)	(0.02)		(0.16)	(0.13)	(0.01)	(0.01)		(0.03)
Net realized and unrealized gain/(loss) on investments	3.53		2.90	6.16	3.13	1.81		(0.70)

Total from Investment Operations	3.51		2.74	6.03	3.12	1.80		(0.73)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	3.51		2.74	6.03	3.12	1.80		(0.73)

NET ASSET VALUE, END OF PERIOD	$32.36		$28.85	$26.11	$20.08	$16.96		$15.16

TOTAL RETURN(e)	12.17%	(f)	10.49%	30.03%	18.40%	11.87%	(f)	(4.59)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$117,550		$48,575	$48,622	$25,496	$21,363		$20,412
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(0.10)%	(g)	(0.58)%	(0.53)%	(0.06)%	(0.24)%	(g)	(0.22)%
Operating expenses excluding reimbursement/waiver	1.48%	(g)	1.60%	1.72%	1.88%	1.96%	(g)	1.90%
Operating expenses including reimbursement/waiver	1.48%	(g)	1.60%	1.72%	1.84%	1.85%	(g)	n	/a
PORTFOLIO TURNOVER RATE	4%	(f)	33%	34%	53%	9%	(f)	27%

(a)	Prior to its March 16, 2012 reorganization with and into the Emerald Banking and Finance Fund, the Fund was known as the Forward Banking and Finance Fund.
(b)	Effective March 13, 2012 the Board approved changing the fiscal year-end of the Fund from December 31 to April 30.
(c)

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(d)	Per share amounts are based upon average shares outstanding.
(e)	Total return does not reflect the effect of sales charges.
(f)	Not Annualized.
(g)	Annualized.

See Notes to Financial Statements.

48	www.emeraldmutualfunds.com

Emerald Banking and Finance Fund	Financial Highlights
For a share outstanding throughout the periods presented

	CLASS C
	For the Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013	For the Period January 1, 2012 to April 30, 2012(a)(b)		Year Ended December 31, 2011
NET ASSET VALUE, BEGINNING OF PERIOD	$26.19		$23.86	$18.46	$15.70	$14.06		$14.82
INCOME/(LOSS) FROM OPERATIONS:(c)
Net investment loss(d)	(0.11)		(0.30)	(0.26)	(0.11)	(0.04)		(0.11)
Net realized and unrealized gain/(loss) on investments	3.21		2.63	5.66	2.87	1.68		(0.65)

Total from Investment Operations	3.10		2.33	5.40	2.76	1.64		(0.76)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	3.10		2.33	5.40	2.76	1.64		(0.76)

NET ASSET VALUE, END OF PERIOD	$29.29		$26.19	$23.86	$18.46	$15.70		$14.06

TOTAL RETURN(e)	11.84%	(f)	9.77%	29.25%	17.58%	11.66%	(f)	(5.13)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$46,595		$31,862	$28,222	$17,705	$14,690		$13,675
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(0.79)%	(g)	(1.23)%	(1.18)%	(0.68)%	(0.82)%	(g)	(0.77)%
Operating expenses excluding reimbursement/waiver	2.13%	(g)	2.25%	2.38%	2.54%	2.55%	(g)	2.45%
Operating expenses including reimbursement/waiver	2.13%	(g)	2.25%	2.38%	2.49%	2.44%	(g)	n	/a
PORTFOLIO TURNOVER RATE	4%	(f)	33%	34%	53%	9%	(f)	27%

(a)	Prior to its March 16, 2012 reorganization with and into the Emerald Banking and Finance Fund, the Fund was known as the Forward Banking and Finance Fund.
(b)	Effective March 13, 2012 the Board approved changing the fiscal year-end of the Fund from December 31 to April 30.
(c)

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(d)	Per share amounts are based upon average shares outstanding.
(e)	Total return does not reflect the effect of sales charges.
(f)	Not Annualized.
(g)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	49

Emerald Banking and Finance Fund	Financial Highlights
For a share outstanding throughout the periods presented

	INSTITUTIONAL CLASS
	For the Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013	For the Period March 16, 2012 to April 30, 2012(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$29.15		$26.29	$20.15	$16.96	$16.85
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(b)	0.03		(0.07)	(0.06)	0.01	(0.01)
Net realized and unrealized gain on investments	3.56		2.93	6.20	3.18	0.12

Total from Investment Operations	3.59		2.86	6.14	3.19	0.11

NET INCREASE IN NET ASSET VALUE	3.59		2.86	6.14	3.19	0.11

NET ASSET VALUE, END OF PERIOD	$32.74		$29.15	$26.29	$20.15	$16.96

TOTAL RETURN	12.32%	(c)	10.88%	30.47%	18.81%	0.65%	(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$47,312		$23,730	$22,062	$4,321	$8
RATIOS TO AVERAGE NET ASSETS:
Net Investment income/(loss)	0.19%	(d)	(0.25)%	(0.23)%	0.06%	(0.27)%	(d)
Operating expenses excluding reimbursement/waiver	1.18%	(d)	1.27%	1.37%	1.62%	1.83%	(d)
Operating expenses including reimbursement/waiver	1.18%	(d)	1.27%	1.37%	1.54%	1.53%	(d)
PORTFOLIO TURNOVER RATE	4%	(c)	33%	34%	53%	9%(c)	(e)

(a)	The Fund began offering Institutional Class shares on March 16, 2012.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Not Annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is calculated at the Fund level and represents the period ended April 30, 2012.

See Notes to Financial Statements.

50	www.emeraldmutualfunds.com

Emerald Banking and Finance Fund	Financial Highlights
For a share outstanding throughout the periods presented

	INVESTOR CLASS
	For the Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013	For the Period January 1, 2012 to April 30, 2012(a)(b)		Year Ended December 31, 2011
NET ASSET VALUE, BEGINNING OF PERIOD	$27.64		$25.01	$19.23	$16.25	$14.50		$15.14
INCOME/(LOSS) FROM OPERATIONS:(c)
Net investment income/(loss)(d)	(0.02)		(0.15)	(0.12)	(0.01)	(0.00)	(e)	0.07
Net realized and unrealized gain/(loss) on investments	3.37		2.78	5.90	2.99	1.75		(0.71)

Total from Investment Operations	3.35		2.63	5.78	2.98	1.75		(0.64)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	3.35		2.63	5.78	2.98	1.75		(0.64)

NET ASSET VALUE, END OF PERIOD	$30.99		$27.64	$25.01	$19.23	$16.25		$14.50

TOTAL RETURN	12.12%	(f)	10.52%	30.06%	18.34%	12.07%	(f)	(4.23)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$70,699		$27,440	$19,235	$6,255	$69	3	$136
RATIOS TO AVERAGE NET ASSETS:
Net Investment income/(loss)	(0.15)%	(g)	(0.56)%	(0.53)%	(0.08)%	(0.07)%	(g)	0.47%
Operating expenses excluding reimbursement/waiver	1.53%	(g)	1.58%	1.69%	1.94%	1.88%	(g)	1.48%
Operating expenses including reimbursement/waiver	1.53%	(g)	1.58%	1.69%	1.89%	1.72%	(g)	n	/a
PORTFOLIO TURNOVER RATE	4%	(f)	33%	34%	53%	9%	(f)	27%

(a)	Prior to its March 16, 2012 reorganization with and into the Emerald Banking and Finance Fund, the Fund was known as the Forward Banking and Finance Fund.
(b)	Effective March 13, 2012 the Board approved changing the fiscal year-end of the Fund from December 31 to April 30.
(c)

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(d)	Per share amounts are based upon average shares outstanding.
(e)	Less than $0.005 per share.
(f)	Not Annualized.
(g)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	51

Emerald Funds	Notes to Financial Statements
October 31, 2015 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of October 31, 2015, the Trust had 34 registered funds. This semi-annual report describes the Emerald Growth Fund, Emerald Small Cap Value Fund, Emerald Insights Fund, and Emerald Banking and Finance Fund (each a “Fund” and collectively, the “Funds”). Prior to March 16, 2012, the Emerald Banking and Finance Fund was known as the Forward Banking and Finance Fund and the Emerald Growth Fund was known as the Forward Growth Fund. Effective March 13, 2012, the Board of Trustees (the “Board”) approved changing the fiscal year end of the Funds from December 31 to April 30. The Emerald Small Cap Value Fund is a successor to a previously operational fund which was a series of Elessar Funds Investment Trust, a Delaware statutory trust, and was organized into a series of the Trust effective as of the close of business on June 26, 2015. Effective March 3, 2015, the Board approved changing the fiscal year end of the Emerald Small Cap Value Fund from September 30 to April 30.

The Emerald Growth Fund and Emerald Insights Fund seek to achieve long-term growth through capital appreciation. The Emerald Small Cap Value Fund seeks long-term capital appreciation. The Emerald Banking and Finance Fund seeks to achieve long term growth through capital appreciation with income as a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally, 4:00 p.m. Eastern time, on each business day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security. Short–term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in non-exchange traded funds are fair valued at their respective net asset values.

Equity securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board.

When such prices or quotations are not available, or when Emerald Mutual Fund Advisers Trust, (the “Adviser”), believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

52	www.emeraldmutualfunds.com

Emerald Funds	Notes to Financial Statements
October 31, 2015 (Unaudited)

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Funds as of October 31, 2015:

			Level 3 -
		Level 2 -	Significant
	Level 1 -	Other Significant	Unobservable
Investments in Securities at Value	Quoted Prices	Observable Inputs	Inputs	Total
Emerald Growth Fund
Common Stocks(a)	$770,131,103	$–	$–	$770,131,103
Warrants	–	0	–	0
Short Term Investments	25,930,470	–	–	25,930,470
TOTAL	$796,061,573	$0	$–	$796,061,573

			Level 3 -
		Level 2 -	Significant
	Level 1 -	Other Significant	Unobservable
Investments in Securities at Value	Quoted Prices	Observable Inputs	Inputs	Total
Emerald Small Cap Value Fund
Common Stocks(a)	$17,017,005	$–	$–	$17,017,005
Short Term Investments	972,360	–	–	972,360
TOTAL	$17,989,365	$–	$–	$17,989,365

			Level 3 -
		Level 2 -	Significant
	Level 1 -	Other Significant	Unobservable
Investments in Securities at Value	Quoted Prices	Observable Inputs	Inputs	Total
Emerald Insights Fund
Common Stocks(a)	$12,190,618	$–	$–	$12,190,618
Master Limited Partnerships(a)	176,571	–	–	176,571
Short Term Investments	1,116,944	–	–	1,116,944
TOTAL	$13,484,133	$–	$–	$13,484,133

			Level 3 -
		Level 2 -	Significant
	Level 1 -	Other Significant	Unobservable
Investments in Securities at Value	Quoted Prices	Observable Inputs	Inputs	Total
Emerald Banking and Finance Fund
Common Stocks(a)	$273,773,634	$–	$–	$273,773,634
Short Term Investments	14,623,042	–	–	14,623,042
TOTAL	$288,396,676	$–	$–	$288,396,676

(a)	For detailed descriptions of sector and industry, see the accompanying Schedule of Investments.

Semi-Annual Report | October 31, 2015	53

Emerald Funds	Notes to Financial Statements
October 31, 2015 (Unaudited)

The Funds recognize transfers between levels as of the end of the period. For the six months or period ended October 31, 2015, the Funds had the following transfers between Level 1 and Level 2 securities.

	Level 1		Level 2
Emerald Growth Fund	Transfer In	Transfers (Out)	Transfer In	Transfers (Out)
Common Stocks	$2,573,460	$–	$–	$(2,573,460)
Total	$2,573,460	$–	$–	$(2,573,460)

	Level 1		Level 2
Emerald Banking and Finance Fund	Transfer In	Transfers (Out)	Transfer In	Transfers (Out)
Common Stocks	$7,218,536	$–	$–	$(7,218,536)
Total	$7,218,536	$–	$–	$(7,218,536)

The above transfers from Level 1 to Level 2 were due to the Funds’ lack of a closing market price. For the six months or period ended October 31, 2015, the Emerald Small Cap Value Fund and Emerald Insights Fund did not have any transfers between Level 1 and Level 2 securities.

For the six months or period ended October 31, 2015, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act.

Trust Expenses: Some expenses of the Trust can be directly attributed to the Funds. Expenses which cannot be directly attributed to the Funds are apportioned among all funds in the Trust based on average net assets of each fund.

Fund and Class Expenses: Expenses that are specific to a Fund or class of shares of a Fund, including distribution fees (Rule 12b-1 fees) and shareholder servicing fees, are charged directly to that Fund or share class. All expenses of a Fund, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets. Expenses that are common to the Funds generally are allocated among the Funds in proportion to their average daily net assets.

Federal Income Taxes: Each Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year so that the Funds will not be subject to excise tax on undistributed income and gains. The Funds are not subject to income taxes to the extent such distributions are made.

As of and during the six months or period ended October 31, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: Each Fund, except the Emerald Small Cap Value Fund, normally pays dividends and distributes capital gains, if any, on an annual basis. The Emerald Small Cap Value Fund normally pays dividends, if any, on a quarterly basis. The Emerald Small Cap Value Fund generally distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income each Fund receives from its investments, including short-term capital gains. Long term capital gain distributions are derived from gains realized when each Fund sells a security it

54	www.emeraldmutualfunds.com

Emerald Funds	Notes to Financial Statements
October 31, 2015 (Unaudited)

has owned for more than a year. Each Fund may make additional distributions and dividends at other times if the portfolio manager believes doing so may be necessary for each Fund to avoid or reduce taxes.

3. TAX BASIS INFORMATION

Tax Basis of Investments: As of October 31, 2015, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) for Federal tax purposes was as follows:

	Gross Appreciation	Gross Depreciation
	(excess of value over tax	(excess of tax cost over	Net Unrealized	Cost of Investments for
	cost)	value)	Appreciation	Income Tax Purposes
Emerald Growth Fund	$98,036,369	$(62,116,928)	$35,919,441	$760,142,132
Emerald Small Cap Value Fund	2,720,480	(804,626)	1,915,854	16,073,511
Emerald Insights Fund	941,772	(691,103)	250,669	13,233,464
Emerald Banking and Finance Fund	60,370,829	(5,346,676)	55,024,153	233,372,523

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by each Fund.

The tax character of distributions paid by the Funds for the fiscal year or period ended April 30, 2015, were as follows:

	Ordinary Income	Long-Term Capital Gain
Emerald Growth Fund	$7,294,238	$11,879,191
Emerald Insights Fund	–	–
Emerald Banking and Finance Fund	–	–

The tax character of distributions paid by the Funds for the fiscal year ended September 30, 2015, were as follows:

	Ordinary Income	Long-Term Capital Gain
Emerald Small Cap Value Fund	$179,711	$415,816

The tax character of distributions paid by the six months and or period ended October 31, 2015, the Funds did not make any distributions.

4. SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales of securities (excluding short-term securities) during the six months or period ended October 31, 2015, was as follows:

	Cost of Investments	Proceeds from
Funds	Purchased	Investments Sold
Emerald Growth Fund	$617,128,301	$134,488,559
Emerald Small Cap Value Fund	593,379	647,225
Emerald Insights Fund	12,147,869	6,067,676
Emerald Banking and Finance Fund	130,892,613	7,489,197

5. SHARES OF BENEFICIAL INTEREST

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Funds of the Trust have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Purchasers of the shares do not have any obligation to make payments to the Trust or its creditors (other than the purchase price for the shares) or make contributions to the Trust or its creditors solely by reason of the purchaser’ ownership of the shares. Shares have no pre-emptive rights.

6. MANAGEMENT AND RELATED-PARTY TRANSACTIONS

The Adviser, subject to the authority of the Board, is responsible for the overall management and administration of the Funds’ business affairs. The Adviser manages the investments of the Funds in accordance with the Funds’ investment objective, policies and limitations and investment

Semi-Annual Report | October 31, 2015	55

Emerald Funds	Notes to Financial Statements
October 31, 2015 (Unaudited)

guidelines established jointly by the Adviser and the Trustees. Pursuant to the Advisory Agreement, the Funds pay the Adviser fees for the services and facilities it provides payable on a monthly basis at the annual rate set forth below of the Funds’ average daily net assets.

Emerald Growth Fund

Average Total Net Assets	Contractual Fee
Up to and including $250M	0.75%
Over $250M and including $500M	0.65%
Over $500M and including $750M	0.55%
Over $750M	0.45%

Emerald Small Cap Value Fund

Average Total Net Assets	Contractual Fee
Up to and including $250M	0.75%
Over $250M and including $500M	0.65%
Over $500M and including $750M	0.55%
Over $750M	0.45%

Emerald Insights Fund

Average Total Net Assets	Contractual Fee
Up to and including $250M	0.75%
Over $250M and including $500M	0.65%
Over $500M and including $750M	0.55%
Over $750M	0.45%

Emerald Banking and Finance Fund

Average Total Net Assets	Contractual Fee
Up to and including $100M	1.00%
Over $100M	0.90%

The Adviser has contractually agreed to limit the total amount of “Management Fees” and “Other Expenses” that it is entitled to receive from each Fund through August 31, 2016, with respect to the Funds’ different classes, to the extent the Total Annual Fund Operating Expenses of a Fund (exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses) exceed the annual rates (as a percentage of each Funds average daily net assets) set forth on the tables below. The Adviser will reduce the fee payable with respect to such Fund to the extent of such excess, and/or shall reimburse the Fund (or class) by the amount of such excess. The waiver or reimbursement shall be allocated to each class of the Fund in the same manner as the underlying expenses or fees were allocated. Pursuant to the expense limitation agreement between the Adviser and the Trust, each Fund will reimburse the Adviser for any contractual fee waivers and expense reimbursements made by the Adviser, provided that any such reimbursements made by each Fund to the Adviser will not cause the Funds’ expense limitation to exceed expense limitations in existence at the time the expense was incurred, or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years after the end of the fiscal year in which fees or expenses were incurred.

Emerald Growth Fund
Class A	Class C	Institutional Class	Investor Class
1.29%	1.94%	0.99%	1.34%

Emerald Small Cap Value Fund
Class A	Class C	Institutional Class	Investor Class
1.35%	2.00%	1.00%	1.25%

Emerald Insights Fund
Class A	Class C	Institutional Class	Investor Class
1.35%	2.00%	1.05%	1.40%

56	www.emeraldmutualfunds.com

Emerald Funds	Notes to Financial Statements
October 31, 2015 (Unaudited)

Emerald Banking and Finance Fund
Class A	Class C	Institutional Class	Investor Class
1.84%	2.49%	1.54%	1.89%

For the six months or period ended October 31, 2015, the fee waivers and/or reimbursements were as follows:

Fund	Fees Waived/Reimbursed By Adviser	Recoupment of Past Waived Fees By Adviser
Emerald Growth Fund
Class A	$ –	$ 49,069
Class C	–	4,473
Institutional Class	–	80,974
Investor Class	–	–
Emerald Small Cap Value Fund
Class A	$ 5	$ –
Class C	5	–
Institutional Class	6,107	–
Investor Class	190	–
Emerald Insights Fund
Class A	$ 24,011	$ –
Class C	110	–
Institutional Class	897	–
Investor Class	2,217	–
Emerald Banking and Finance Fund
Class A	$ –	$ –
Class C	–	–
Institutional Class	–	–
Investor Class	–	–

As of April 30, 2015, the balances of recoupable expenses for each Fund were as follows:

Fund	Expires 2016	Expires 2017	Expires 2018	Total
Emerald Growth Fund
Class A	$37,509	$11,560	$–	$49,069
Class C	3,001	1,471	–	4,472
Institutional Class	64,286	16,688	–	80,974
Investor Class	–	–	–	–
Emerald Insights Fund
Class A	$–	$–	$41,382	$41,382
Class C	–	–	921	921
Institutional Class	–	–	3,464	3,464
Investor Class	–	–	1,872	1,872
Emerald Banking and Finance Fund
Class A	$–	$–	$–	$–
Class C	–	–	–	–
Institutional Class	–	–	–	–
Investor Class	–	–	–	–

As of September 30, 2015, the balances of recoupable expenses for the Emerald Small Cap Value Fund were as follows:

Fund	Expires 2016	Expires 2017	Expires 2018	Total
Emerald Small Cap Value Fund
Class A	$30	$–	$–	$30
Class C	30	–	–	30
Institutional Class	37,563	–	–	37,563
Investor Class	852	–	–	852

Semi-Annual Report | October 31, 2015	57

Emerald Funds	Notes to Financial Statements
October 31, 2015 (Unaudited)

The Funds will not be obligated to pay any such deferred fees and expenses more than three years after the year(s) in which the fees and expense were incurred.

Distributor: ALPS Distributors, Inc. (“ADI” or the “Distributor”) (an affiliate of ALPS Fund Services Inc. (“ALPS”)) acts as the distributor of the Funds’ shares pursuant to a Distribution Agreement with the Trust. Shares are sold on a continuous basis by ADI as agent for the Funds, and ADI has agreed to use its best efforts to solicit orders for the sale of Funds’ shares, although it is not obliged to sell any particular amount of shares. ADI is not entitled to any compensation for its services as Distributor. ADI is registered as a broker-dealer with the U.S. Securities and Exchange Commission.

Each Fund has adopted a separate Distribution and Services Plan (each a “Plan” and collectively, the “Plans”) pursuant to Rule 12b-1 of the 1940 Act. The Plans allow each Fund, as applicable, to use each Fund’s assets to pay fees in connection with the distribution and marketing of the Funds’ shares and/or the provision of shareholder services to the Funds’ shareholders. The Plan permits payment for services in connection with the administration of plans or programs that use shares of each Fund as their funding medium and for related expenses. The Plans permit each Fund to make total payments at an annual rate of up to 0.35%, 0.75% and 0.25% of the average daily net asset value of Class A, Class C and Investor Class, respectively. Because these fees are paid out of the Funds’ assets on an ongoing basis, over time they will increase the cost of an investment in the Funds, and Plan fees may cost an investor more than other types of sales charges.

Each Fund, except the Emerald Small Cap Value Fund, has adopted a Shareholder Services Plan (a “Shareholder Services Plan”) with respect to Class C, Institutional Class and Investor Class shares. Under the Shareholder Services Plan, each Fund is authorized to pay banks and their affiliates and other institutions, including broker-dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.25%, 0.05% and 0.15% of the average daily net asset value of Class C, Institutional Class and Investor Class, respectively, of the Funds attributable to or held in the name of a Participating Organizations for its clients as compensation for providing services pursuant to an agreement with a Participating Organizations. Any amount of such payment not paid to Participating Organizations during the Funds’ fiscal year for such service activities shall be reimbursed to the Funds as soon as practicable after the end of the fiscal year. Shareholder Services Plan fees are included with distribution and service fees on the Statements of Operations.

Effective June 26, 2015, the Emerald Small Cap Value Fund has adopted a Shareholder Services Plan (the “Plan”) with respect to its Class C shares. Under the Plan, the Emerald Small Cap Value Fund is authorized to pay banks and their affiliates and other institutions, including broker-dealers and Emerald Small Cap Value Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.25% of the average daily net asset value of Class C shares of the Emerald Small Cap Value Fund attributable to or held in the name of a Participating Organizations for its clients as compensation for providing shareholder service activities, which do not include distribution services pursuant to an agreement with a Participating Organizations. Any amount of such payment not paid to the Participating Organizations during the Fund’s fiscal year for such service activities shall be reimbursed to the Emerald Small Cap Value Fund as soon as practicable after the end of the fiscal year. Plan fees are included with distribution and service fees on the Statements of Operations.

Fund Administrator Fees and Expenses: ALPS Fund Services, Inc. (“ALPS”) serves as administrator to the Funds and the Funds have agreed to pay expenses incurred in connection with their administrative activities. Pursuant to an Administration Agreement, ALPS provides operational services to the Funds including, but not limited to, fund accounting and fund administration and generally assist in the Funds’ operations. Officers of the Trust are employees of ALPS. The Funds’ administration fee is accrued on a daily basis and paid monthly. Administration fees paid by the Funds for the six months or period ended October 31, 2015 are disclosed in the Statements of Operations.

The Administrator is also reimbursed by the Funds for certain out-of-pocket expenses.

Transfer Agent: ALPS serves as transfer, dividend paying and shareholder servicing agent for the Funds. ALPS receives an annual minimum fee, a fee based upon the number of shareholder accounts, and is also reimbursed by the Funds for certain out-of-pocket expenses.

Compliance Services: ALPS provides services that assist the Trust’s chief compliance officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act and receives an annual base fee. ALPS is reimbursed for certain out-of-pocket expenses by the Funds.

Principal Financial Officer: ALPS receives an annual fee for providing principal financial officer services to the Funds.

58	www.emeraldmutualfunds.com

Emerald Funds	Notes to Financial Statements
October 31, 2015 (Unaudited)

7. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses, which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. RECENT ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2015-07, “Disclosures for Investments in Certain Entities that Calculate Net Asset Value Per Share (or its Equivalent).” This is an update to Accounting Standards Codification Topic 820, Fair Value Measurement. ASU 2015-07 removes the requirement to categorize within the fair value hierarchy investments for which fair value is measured at net asset value per share (or its equivalent) using the practical expedient. ASU 2015-17 is effective for annual reporting periods beginning on or after December 15, 2015, and interim periods within those annual periods, with retrospective application for all periods presented. The Funds are currently evaluating the impact ASU 2015-07 will have on the Funds’ financial statements and disclosures.

Semi-Annual Report | October 31, 2015	59

Emerald Funds	Additional Information
October 31, 2015 (Unaudited)

1. FUND HOLDINGS

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Funds’ Form N-Q are available without charge on the SEC website at http://www.sec.gov. You may also review and copy the Form N-Q at the SEC’s Public Reference Room in Washington, DC. For more information about the operation of the Public Reference Room, please call the SEC at 1-800-SEC-0330.

2. FUND PROXY VOTING POLICIES, PROCEDURES AND SUMMARIES

Each Fund’s policies and procedures used in determining how to vote proxies and information regarding how the Funds voted proxies relating to portfolio securities during the most recent prior 12-month period ending June 30 are available without charge, (1) upon request, by calling (toll-free) (855) 828-9909 and (2) on the SEC’s website at http://www.sec.gov.

60	www.emeraldmutualfunds.com

Emerald Mutual Funds
P.O. Box 8556
Denver, CO 80201
(855) 828-9909
www.emeraldmutualfunds.com

Investment adviser:
Emerald Mutual Fund Advisers Trust
P.O. Box 10666
Lancaster, PA 17605

Must be accompanied by or proceeded by a Prospectus.
The Emerald Mutual Funds are distributed by ALPS Distributors, Inc.

GRANDEUR PEAK FUNDS
ELEVATED GLOBAL INVESTING®

SEMI-ANNUAL

October 31, 2015

GRANDEUR PEAK
EMERGING MARKETS OPPORTUNITIES FUND GPEOX | GPEIX

GRANDEUR PEAK
GLOBAL MICRO CAP FUND GPMCX

GRANDEUR PEAK
GLOBAL OPPORTUNITIES FUND GPGOX | GPGIX

GRANDEUR PEAK
GLOBAL REACH FUND GPROX | GPRIX

GRANDEUR PEAK
GLOBAL STALWARTS FUND GGSOX | GGSYX

GRANDEUR PEAK
INTERNATIONAL OPPORTUNITIES FUND GPIOX | GPIIX

GRANDEUR PEAK
INTERNATIONAL STALWARTS FUND GISOX | GISYX

Grandeur Peak Funds®	Shareholder Letter
October 31, 2015 (Unaudited)

Robert Gardiner, CFA	Blake Walker
CEO & Portfolio Manager	CIO & Portfolio Manager

Dear Fellow Shareholders,

Around the end of May investors became very concerned with China’s leadership, who had been pumping up the Chinese markets in an attempt to support consumer sentiment and economic growth. The government’s triple action of cutting interest rates, reducing bank reserves, and devaluing the currency signaled to the market that the Chinese economy was probably slowing more than the official figures indicated. Investors panicked and markets across the globe suffered their worst quarterly return since the third quarter of 2011.

As you’ve heard us say before, we actually welcome some market volatility. In the long run, stock price volatility is good for us because it presents opportunities. Our team’s ability to hold conviction in a panicky market is born from a systematic and repeatable process which, we believe, over our careers has shown its worth. It stems from our ability to find what we believe to be financially sound, high-quality companies with sustainable competitive advantages and headroom to grow. These are companies with good management teams that we think can often gain market share and take advantage of weaker market environments.

With the market events in China triggering market declines across the globe, we suffered a broad-based sell-off across our portfolio holdings, but particularly in many of the emerging markets (EM) where countries are dealing with a variety of macro challenges including weak consumer sentiment, inflation, deficits, and political uncertainty. Many EM countries depend heavily on commodity and oil exports, so weaker commodity prices are hurting these economies and exacerbating government budgeting problems.

India, Indonesia, Thailand, and Malaysia are dealing with political unrest where promised spending and important reforms by new governments have been delayed. Brazil, where we have most of our Latin American exposure, fell victim to the market selloff and is dealing with their own political crisis. The Brazilian Real dropped more than 40% vs. the US Dollar (USD) to a 13-year low, compounding weak stock performance for USD-based investors. And lost in the EM headlines was the re-emergence of the saga in Greece.

We have also seen big moves in foreign exchange rates, specifically in the Turkish Lira, South African Rand, Euro, Chinese RMB, Indonesian Rupiah, and the aforementioned Brazilian Real. The strength of the US Dollar puts pressure on EM companies that have a high percentage of their operating costs in USD (commodities and many raw materials are often priced in USD). Meanwhile, many of these emerging market companies are not in a position to be able to pass on these costs immediately to customers due to fragile economies and weak consumer purchasing power.

So what are we doing in this environment? The same thing we do in any environment: fundamental company analysis. While we cannot control the markets, we can try to find good companies that we believe will weather the storms. No doubt, the global economy is still in a fragile state. We don’t attempt to time the market; instead, we see market corrections as a time to upgrade our portfolios by moving into our favorite high-quality names as their prices become more attractive. We’ve been travelling and talking to companies in the countries that have been hit hardest, and we are more excited by the opportunities now than we have been in recent quarters, but we are moving cautiously as we don’t anticipate a quick macro-economic rebound in many of these countries. Longer-term, we are still big believers that living standards will continue to rise in many EM countries despite the current bumps that are slowing progress. Our goal is to stick with prudent management teams who are good stewards of capital and who we believe can adapt and even thrive in this environment.

Semi-Annual Report | October 31, 2015	1

Grandeur Peak Funds®	Shareholder Letter
October 31, 2015 (Unaudited)

Notes from the Road

The following are Spencer Stewarts’s notes from his recent visit to Pakistan:

A few days before my trip to Pakistan I was very excited. But my fiancée was very worried. She’d spent the morning scanning the Internet for all relevant information about Pakistan. The “No Travel Warning” she’d found on the U.S. Dept. of State website redoubled her bewilderment with my excitement. But I showed her a report that the British government had posted that I interpreted as only a “mild warning” for certain neighborhoods within Pakistan. Nonetheless, her trepidation had been effective and my bravado weakened; I vowed to adhere to her strict travel guidelines while in Pakistan. Not the US government’s, but hers.

Fast forward past the flights from SLC to NYC (redeye), NYC to Dubai, Dubai to Karachi and there I stood on Pakistani soil with my colleague, Jonathan Fulton. As we walk out of the airport, it’s clear we are getting stares. We are surprised to find nothing chaotic about the scene as I’d expected after travels to India and Bangladesh. The placidness is unsettling. The unexpected peace allows my mind to quickly assert all blame for the stares to Jonathan. While we are the only two Caucasians to be seen, it’s clear to me Jonathan’s hulking 6’3” height, blonde hair, blue-eyes and booming voice are blowing our cover. I like to think of myself as more of a chameleon at 5’8.75”. With a local broker as guide, we traverse the hundred yard gauntlet dividing the airport exit and our car without incident.

The thirty-minute drive from airport to hotel is relatively uneventful. Traffic is smooth. The roads are in decent shape. The occasional cow in the bed of a truck or sedan filled with goats wasn’t something you see every day, but still not as shocking as the families of five riding on a single motorcycle commonly seen in India. But as we near the Movenpick hotel the visible security presence becomes more pronounced. Two thorough security checks are required to breach the very high walls (topped with razor wire) surrounding the hotel and a third is required to access the building interiors. The compound feel of the hotel is escalating my internal threat-ometer to red from orange.

The hotel is clean but dated. The lobby is bustling with an eclectic and international bunch and I no longer feel out of place. I make some quick deductions and conclude that 95% of the purposeful looking business-types rubbing shoulders in that lobby have a higher net worth than me. With that quick and unscientific analysis the threat risk drops to a sunflower yellow and I’m feeling good.

Finally up in my mildew scented room I open the balcony drapes. The sliding door is welded shut and the street view is impeded by wire mesh. Threat risk back to orange…

After an attempted power nap I’m shaved, showered and heading out the door within ninety minutes of arrival. The evening is set with an atypical meeting schedule with a group of men I’m calling the Pakistani Boosters Club. We begin with a powwow involving the heads of the Pakistani Central Bank and the Director of Monetary Policy. The meeting is then followed by a dinner with President of the Karachi Stock Exchange and the Minister of the Board of investment.

The theme is clear and resounding from all. This time is different…Times have changed…NOW is the time to pay attention to Pakistan! It’s rare for any of our team to spend an hour let alone an entire evening meeting with public officials, yet I am grateful for the opportunity. Pakistan from my predominantly U.S. news-fed Western perception may be the most foreign place I’ve been. The locals seem to realize this, so casting a new light on the country is critical. Typically we can pull the most significant and relevant political, fiscal, regulatory and country-specific data from the bottom up, so this top down experience was unique. This night was spent analyzing a country as opposed to a company.

Why did inflation spike to 25% back in ‘08? Why is inflation now coming in at less than 2% today? What is the relationship between the military and the Prime Minister? Why has the benchmark lending rate dropped 350 basis points in twelve months and now sits at a multi-decade low? Will the Balance of Payments always be in the red? Will the recovery last? Did the government know Osama Bin Laden was hiding right under their nose?

All the answers revolve around security and energy in one form or another. The 2013 election marks the first successful power transition via democratic election since the country achieved independence back in 1947. The election is a big deal and provides a track record… of one. But even the short period of stability has led to a more aligned military, better security and a real fight against terrorists as the country seeks stability and Foreign Direct Investment (FDI). The reprieve that collapsing oil prices have offered is further enhancing the likelihood of structural and enduring change. With regard to FDI the China Pakistan Economic Corridor (CPEC) enters the conversation repeatedly. The CPEC is no small thing and can add major fuel to the economic fire. The Gross Domestic Products (GDP) of Pakistan is roughly $250b USD, and within the next two to three years the Chinese have slated somewhere between $40 - $50b of direct investments into Pakistan power and infrastructure. All else being equal, the Chinese investment could lift GDP by 15 - 20%, driving a GDP growth rate well in excess of the ~4% level Pakistan has delivered for the past few years. I feel the excitement and see the economic figures which ground the investment case. With the stock market up three fold since 2012 it’s clear that others see the opportunity as well. So with optimism sloshing through my jetlagged mind we start to call it a night.

2	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Funds®	Shareholder Letter
October 31, 2015 (Unaudited)

But wait, Osama Bin Laden. That’s one question I don’t want to leave hanging. The general view is that yes, the Pakistan military absolutely knew right where Osama was hiding. Throughout the search period the US government was injecting >$1b annually into the Pakistan anti-terrorism budgets so what motivation was there to turn in their golden goose? It’s a tough answer to swallow and a troubling reality, but I see how it makes perfect sense. Perfect sense to the Pakistan military that is.

The next morning comes slowly, but too soon, with jetlag always pinching much needed sleep the first couple of nights. Due to security concerns — I later find to be unofficial — almost all the meetings are set to take place within the hotel confines. The docket isn’t perfect but includes a nice mix of conglomerates that are able to provide insight into many industries. Although the info is relevant it doesn’t help us on our quest to find a great little company with great management. Midway through the third meeting our broker pulls me out for one of the two offsite meetings they’ve buttoned down. Unaware of the side meeting Jonathan begrudgingly stays behind to better understand why this particular bank has high non-performing loans. He’ll only be lucky if I don’t make it back alive.

Heading out into the busy Karachi streets I’m once again excited. Not only for the meeting with Atlas Batteries, but for the drive through this perilous land. As we drive across town I’m once again surprised at the relative cleanliness and order. When I ask where the slums are, our broker points out some fairly run-down apartment complexes, I would have expected something quite worse. The most exciting part of the ride is when we pass a number of lots filled with hundreds of goats. Eid al-Adha (EID) or the “Feast of the Sacrifice” is upon us and the broker compares the goat lots to our Christmas tree lots in the U.S. The lots are not the norm but a seasonal installment, providing convenient goat access for city folk. I probe a bit more. The goats are to be sacrificed and the meat to be shared in thirds with family, the less fortunate, and friends. The celebration is one of immediate goodwill and I respect it.

We arrive at the grungy looking Atlas building and soon find out that the rough exterior is disguising a modern and newly renovated interior. The paint is fresh and the air is cool and pleasant. I’m thrilled because on paper this barely $100 million market cap company appears to be a buy candidate. It’s been growing like a weed, is incredibly profitable and considering the valuation appears undiscovered. We take a seat in the tiny but comfortable conference room and the CFO soon arrives. He offers me coffee and I decline but ask him what’s appropriate. He tells me that accepting the coffee is the right thing to do, so I change my order.

The CFO isn’t accustomed to meeting with investors, so with no agenda we jump right into Q&A. They share the market nearly equally between Exide and one other local competitor. They don’t have any technology advantage but someday they may invest into a very expensive plant that can manufacture a hybrid battery that will require much less maintenance. It’s too early for the company to make the investment, because price remains the only driver of consumer behavior, and how difficult is it to add water to a battery once a month anyway? I ask myself the same question as I think about our disposable-loving nation. The phenomenal growth rate and margins we’ve seen in the past will not continue, he says. At this point I’m ready to commend him on his remarkable ability to talk me out of investing.

So why have things been going so well? With the substandard electrical grid in Pakistan people have turned to heavy-duty truck batteries for use as backup power in their homes. From what he hears and reads, massive grid and power generation investments driven in a large part by the China Pakistan Economic Corridor (CPEC) will eliminate the home-use opportunity within a matter of years. I understand his concern but don’t entirely swallow his pessimism. But without a handle on the Pakistani psyche, or experience dealing with local business owners I can’t generalize the people as optimists, realists or cynics. From experience I do know that more often than not, the best operators under-promise and over-deliver and that consistently great companies continue to be great. I’m left a little deflated. An uninspiring meeting such as this tends to push a company to the back burner or lead to more work and given the size and liquidity, Atlas will likely end up on the backburner.

Back in the car I request we take an alternate route to the hotel. The detour runs along the beach and through a very early stage and very high-end military owned housing development. The landscape is barren and the few lonely mansions that slowly appear from the dusty horizon look completely out of place. There are high walls and sand surrounding each one, there is no landscaping to be seen. These houses look as if they are decaying remnants of the past, but I’m assured by the broker that they are fresh. I wonder if this place will look like California in 30 years. I wonder if this place can ever look like California. The answer comes almost immediately. A mall seems to appear from thin air. The mall houses one of the largest movie multiplex in Pakistan and I’m told that nearly every show is sold out. There is a Subway Sandwich restaurant inside.

As we head back to the hotel I’m told that there really is no security threat in Karachi. The meetings are held in the hotel partially for convenience but mostly because it’s less expensive than hiring a security team for every foreign investor that comes to the country. The broker is surprised I didn’t request a security detail. At the same time I figure he would have offered one if it truly was a concern. Yes, there are five murders a day within Karachi, but I’m reassured that they are almost entirely motivated by political or sectarian ideals. I’m told the rate has been dropping rapidly and things are much better than they once were. I wonder if a single generation can change the country’s wild course. I wonder if the multiplex and the Subway have anything to do with it.

Semi-Annual Report | October 31, 2015	3

Grandeur Peak Funds®	Shareholder Letter
October 31, 2015 (Unaudited)

Business Update

We launched the two Stalwarts Funds on September 1st and the Global Micro Cap Fund on October 20th. The Micro Cap Fund closed the same day it opened in order to keep the assets around $25M and allow us complete freedom in our search for interesting micro-cap companies across the globe. Meanwhile, we hope the Stalwarts funds will remain open for a long time. We are not aggressively marketing these small/mid-cap funds (SMID-cap); instead we envision them providing desired access for existing clients and selective new relationships, while helping us to become even better global investors.

It’s always a little hair-raising to launch a new fund amidst a gyrating market. In general we feel like we’re off to a good start in an environment that is affording us some better buying opportunities.

As always, feel free to reach out with any questions or concerns. We appreciate our relationship with you and continue to work hard on your behalf.

Sincerely,

Robert Gardiner, CFA	Blake Walker
Chief Executive Officer & Portfolio Manager	Chief Investment Officer & Portfolio Manager

The objective of all Grandeur Peak Funds is long-term growth of capital.

RISKS: Mutual fund investing involves risks and loss of principal is possible. Investing in small and micro-cap funds will be more volatile and loss of principal could be greater than investing in large cap or more diversified funds. Investing in foreign securities entails special risks, such as currency fluctuations and political uncertainties, which are described in more detail in the prospectus. Investments in emerging markets are subject to the same risks as other foreign securities and may be subject to greater risks than investments in foreign countries with more established economies and securities markets.

An investor should consider investment objectives, risks, charges, and expenses carefully before investing. To obtain a Grandeur Peak Funds prospectus, containing this and other information, visit www.grandeurpeakglobal.com or call 1-855-377-PEAK (7325). Please read it carefully before investing.

The views of the author and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer's current views. The views expressed are those of the author only, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the Funds or any securities or any sectors mentioned herein. The subject matter contained herein has been derived from several sources believed to be reliable and accurate at the time of compilation. Grandeur Peak Global Advisors, LLC nor the Funds accept any liability for losses either direct or consequential caused by the use of this information. Past performance does not guarantee future results.

CFA® is trademark owned by CFA Institute.

ALPS Distributors, Inc. is the Distributor for the Grandeur Peak Funds.

The Funds are subject to investment risks, including possible loss of the principal amount invested and therefore are not suitable for all investors. The Funds may not achieve their objectives.

Diversification does not ensure a profit or guarantee against loss.

Basis point – A commonly used expression for describing 1/100th of 1%.

4	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Emerging Markets Opportunities Fund	Performance Update
October 31, 2015 (Unaudited)

Cumulative Total Return Performance for the periods ended October 31, 2015

				Expense Ratio
			Since
	6 Months	1 Year	Inception(a)	Gross	Net(b)
Grandeur Peak Emerging Markets Opportunities Fund – Investor (GPEOX)	-11.56%	-5.98%	2.30%	1.82%	1.82%
Grandeur Peak Emerging Markets Opportunities Fund – Institutional (GPEIX)	-11.37%	-5.73%	2.55%	1.57%	1.57%
Russell Emerging Markets Small Cap Index(c)	-15.33%	-10.15%	-2.39%

(a)	Fund inception date of December 16, 2013.
(b)

Grandeur Peak Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.95% of the Fund’s average daily net assets for the Investor Class and 1.70% of the Fund’s average daily net assets for the Institutional Class. This agreement is in effect through August 31, 2016. The Fund may have to repay some of these waivers and reimbursements to the Adviser in the following three years. This agreement may not be terminated or modified prior to this date except with the approval of the Fund’s Board of Trustees. Ratios as of the Prospectus dated August 31, 2015 and may differ from the ratios presented in the Financial Highlights.

(c)

The Russell Emerging Markets Small Cap Index seeks to measure the performance of the small-cap equity universe of emerging countries. The Index is not actively managed and does not reflect any deductions for fees, expense, or taxes. An investor may not invest directly in the Index.

Returns for periods greater than 1 year are annualized.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares. Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. The Fund imposes a 2.00% redemption fee on shares held for less than 60 days. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-855-377-PEAK (7325).

Growth of $10,000 for the period ended October 31, 2015

Semi-Annual Report | October 31, 2015	5

Grandeur Peak Emerging Markets Opportunities Fund	Performance Update
October 31, 2015 (Unaudited)

The graphs shown above represent a hypothetical investment of $10,000 in the Fund’s Investor Class shares for the period from inception to October 31, 2015. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that an investor would pay on distributions or redemptions.

The Fund also offers Institutional Class shares, performance for which is not reflected in the graphs above. The performance of Institutional Class shares may be higher or lower than the performance of the Investor Class shares shown in the graphs above based upon differences in fees paid by shareholders investing in the Investor Class shares and Institutional Class shares.

Regional Allocation (as a % of Net Assets)*
Asia ex Japan	71.3%
Africa/Middle East	6.8%
Latin America	6.0%
Europe	4.0%
North America	3.4%
Cash, Cash Equivalents, & Other Net Assets	8.5%
Total	100.0%

Industry Sector Allocation (as a % of Net Assets)*
Financials	23.5%
Consumer	20.4%
Industrials	18.2%
Technology	15.9%
Health Care	8.2%
Energy & Materials	4.1%
Funds	1.2%
Cash, Cash Equivalents, & Other Net Assets	8.5%
Total	100.0%

Top 10 Holdings (as a % of Net Assets)*
Man Wah Holdings, Ltd.	3.0%
Value Partners Group, Ltd.	2.2%
China Medical System Holdings, Ltd.	1.8%
Blue Label Telecoms, Ltd.	1.4%
Bank of Georgia Holdings PLC	1.4%
Credito Real SAB de CV SOFOM ER	1.3%
Sporton International, Inc.	1.2%
Market Vectors Vietnam ETF	1.2%
Silergy Corp.	1.1%
Security Bank Corp.	1.1%
Total	15.7%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

6	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Micro Cap Fund	Performance Update
October 31, 2015 (Unaudited)

Cumulative Total Return Performance for the periods ended October 31, 2015

		Expense Ratio
	Since
	Inception(a)	Gross	Net(b)
Grandeur Peak Global MicroCap – Institutional (GPMCX)	-1.00%	2.30%	2.00%
Russell Global Small Cap Index(c)	-0.16%

(a)	Fund inception date of October 20, 2015.
(b)

Grandeur Peak Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 2.00% of the Fund’s average daily net assets for the Institutional Class. This agreement is in effect through August 31, 2016. The Fund may have to repay some of these waivers and reimbursements to the Adviser in the following three years. This agreement may not be terminated or modified prior to this date except with the approval of the Fund’s Board of Trustees. Ratios as of the Prospectus dated June 29, 2015 and may differ from the ratios presented in the Financial Highlights.

(c)

The Russell Global Small Cap Index seeks to measure the performance of the small-cap segment of the global equity universe. The Index is not actively managed and does not reflect any deductions for fees, expenses, or taxes. An investor may not invest directly in the Index.

Returns for periods greater than 1 year are annualized.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. The Fund imposes a 2.00% redemption fee on shares held for less than 60 days. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-855-377-PEAK (7325).

Growth of $10,000 for the period ended October 31, 2015

The graphs shown above represent a hypothetical investment of $10,000 in the Fund’s Institutional Class shares for the period from inception to October 31, 2015. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that an investor would pay on distributions or redemptions.

Semi-Annual Report | October 31, 2015	7

Grandeur Peak Global Micro Cap Fund	Performance Update
October 31, 2015 (Unaudited)

Regional Allocation (as a % of Net Assets)*
Asia ex Japan	18.8%
Europe	13.2%
North America	10.7%
Japan	9.3%
Africa/Middle East	2.0%
Australia/New Zealand	1.5%
Latin America	0.7%
Cash, Cash Equivalents, & Other Net Assets	43.8%
Total	100.0%

Industry Sector Allocation (as a % of Net Assets)*
Consumer	12.9%
Technology	11.8%
Industrials	11.0%
Financials	9.5%
Health Care	8.6%
Energy & Materials	2.4%
Cash, Cash Equivalents, & Other Net Assets	43.8%
Total	100.0%

Top 10 Holdings (as a % of Net Assets)*
Syuppin Co., Ltd.	1.6%
Hard Off Corp. Co., Ltd.	1.5%
Oxford Immunotec Global PLC	1.4%
Ananda Development PCL	1.3%
Cipher Pharmaceuticals, Inc.	1.0%
Kolte-Patil Developers, Ltd.	1.0%
Infotel SA	0.9%
GCA Savvian Corp.	0.9%
Malibu Boats, Inc., Class A	0.9%
SoluCom	0.8%
Total	11.3%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

8	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Opportunities Fund	Performance Update
October 31, 2015 (Unaudited)

Cumulative Total Return Performance for the periods ended October 31, 2015

					Expense Ratio
				Since
	6 Months	1 Year	3 Years	Inception(a)	Gross	Net(b)
Grandeur Peak Global Opportunities Fund – Investor (GPGOX)	-6.41%	1.81%	14.87%	16.08%	1.63%	1.63%
Grandeur Peak Global Opportunities Fund –Institutional (GPGIX)	-6.65%	1.99%	15.21%	16.46%	1.38%	1.38%
Russell Global Small Cap Index(c)	-6.32%	-0.40%	9.40%	10.08%
Russell Global Index(d)	-4.59%	0.56%	10.77%	11.40%

(a)	Fund inception date of October 17, 2011.
(b)

Grandeur Peak Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.75% of the Fund’s average daily net assets for the Investor Class and 1.50% of the Fund’s average daily net assets for the Institutional Class. This agreement is in effect through August 31, 2016. The Fund may have to repay some of these waivers and reimbursements to the Adviser in the following three years. This agreement may not be terminated or modified prior to this date except with the approval of the Fund’s Board of Trustees. Ratios as of the Prospectus dated August 31, 2015 and may differ from the ratios presented in the Financial Highlights.

(c)

The Russell Global Small Cap Index seeks to measure the performance of the small-cap segment of the global equity universe. The Index is not actively managed and does not reflect any deductions for fees, expense, or taxes. An investor may not invest directly in the Index.

(d)

The Russell Global Index seeks to measure the performance of the global equity universe. The Index is not actively managed and does not reflect any deductions for fees, expense, or taxes. An investor may not invest directly in the Index.

Returns for periods greater than 1 year are annualized.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. The Fund imposes a 2.00% redemption fee on shares held for less than 60 days. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-855-377-PEAK (7325).

Growth of $10,000 for the period ended October 31, 2015

Semi-Annual Report | October 31, 2015	9

Grandeur Peak Global Opportunities Fund	Performance Update
October 31, 2015 (Unaudited)

The graphs shown above represent a hypothetical investment of $10,000 in the Fund’s Investor Class shares for the period from inception to October 31, 2015. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that an investor would pay on distributions or redemptions.

The Fund also offers Institutional Class shares, performance for which is not reflected in the graphs above. The performance of Institutional Class shares may be higher or lower than the performance of the Investor Class shares shown in the graphs above based upon differences in fees paid by shareholders investing in the Investor Class shares and Institutional Class shares.

Regional Allocation (as a % of Net Assets)*
North America	33.2%
Asia ex Japan	30.3%
Europe	23.3%
Japan	6.2%
Latin America	3.2%
Africa/Middle East	2.3%
Australia/New Zealand	1.2%
Cash, Cash Equivalents, & Other Net Assets	0.3%
Total	100.0%

Industry Sector Allocation (as a % of Net Assets)*
Financials	24.2%
Industrials	22.5%
Technology	20.3%
Consumer	17.3%
Health Care	12.7%
Energy & Materials	2.7%
Cash, Cash Equivalents, & Other Net Assets	0.3%
Total	100.0%

Top 10 Holdings (as a % of Net Assets)*
First Republic Bank	2.5%
Man Wah Holdings, Ltd.	2.4%
Clinigen Group PLC	2.1%
Power Integrations, Inc.	1.6%
Knight Transportation, Inc.	1.5%
Melexis NV	1.2%
RPS Group PLC	1.2%
Palfinger AG	1.2%
Inphi Corp.	1.1%
Value Partners Group, Ltd.	1.0%
Total	15.8%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

10	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Reach Fund	Performance Update
October 31, 2015 (Unaudited)

Cumulative Total Return Performance for the periods ended October 31, 2015

				Expense Ratio
	6 Months	1 Year	Since Inception(a)	Gross	Net(b)
Grandeur Peak Global Reach Fund – Investor (GPROX)	-8.21%	-0.43%	10.91%	1.59%	1.59%
Grandeur Peak Global Reach Fund – Institutional (GPRIX)	-8.13%	-0.22%	11.14%	1.34%	1.34%
Russell Global Small Cap Index(c)	-6.32%	-0.40%	5.65%
Russell Global Index(d)	-4.59%	0.56%	7.85%

(a)	Fund inception date of June 19, 2013.
(b)

Grandeur Peak Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.60% of the Fund’s average daily net assets for the Investor Class and 1.35% of the Fund’s average daily net assets for the Institutional Class. This agreement is in effect through August 31, 2016. The Fund may have to repay some of these waivers and reimbursements to the Adviser in the following three years. This agreement may not be terminated or modified prior to this date except with the approval of the Fund’s Board of Trustees. Ratios as of the Prospectus dated August 31, 2015 and may differ from the ratios presented in the Financial Highlights.

(c)

The Russell Global Small Cap Index seeks to measure the performance of the small-cap segment of the global equity universe. The Index is not actively managed and does not reflect any deductions for fees, expense, or taxes. An investor may not invest directly in the Index.

(d)

The Russell Global Index seeks to measure the performance of the global equity universe. The Index is not actively managed and does not reflect any deductions for fees, expense, or taxes. An investor may not invest directly in the Index.

Returns for periods greater than 1 year are annualized.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. The Fund imposes a 2.00% redemption fee on shares held for less than 60 days. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-855-377-PEAK (7325).

Growth of $10,000 for the period ended October 31, 2015

Semi-Annual Report | October 31, 2015	11

Grandeur Peak Global Reach Fund	Performance Update
October 31, 2015 (Unaudited)

The graphs shown above represent a hypothetical investment of $10,000 in the Fund’s Investor Class shares for the period from inception to October 31, 2015. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that an investor would pay on distributions or redemptions.

The Fund also offers Institutional Class shares, performance for which is not reflected in the graphs above. The performance of Institutional Class shares may be higher or lower than the performance of the Investor Class shares shown in the graphs above based upon differences in fees paid by shareholders investing in the Investor Class shares and Institutional Class shares.

Regional Allocation (as a % of Net Assets)*
Asia ex Japan	35.5%
North America	27.2%
Europe	21.5%
Japan	5.9%
Africa/Middle East	4.9%
Latin America	2.9%
Australia/New Zealand	2.2%
Cash, Cash Equivalents, & Other Net Assets	-0.1%
Total	100.0%

Industry Sector Allocation (as a % of Net Assets)*
Consumer	24.4%
Financials	22.4%
Technology	19.7%
Industrials	19.0%
Health Care	11.1%
Energy & Materials	3.1%
Communications	0.4%
Cash, Cash Equivalents, & Other Net Assets	-0.1%
Total	100.0%

Top 10 Holdings (as a % of Net Assets)*
Man Wah Holdings, Ltd.	2.2%
First Republic Bank	2.0%
Clinigen Group PLC	1.2%
China Medical System Holdings, Ltd.	1.1%
WNS Holdings, Ltd., ADR	1.1%
Inphi Corp.	1.0%
Skandiabanken ASA	0.9%
Value Partners Group, Ltd.	0.9%
Roadrunner Transportation Systems, Inc.	0.9%
Selamat Sempurna Tbk PT	0.8%
Total	12.1%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

12	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Stalwarts Fund	Performance Update
October 31, 2015 (Unaudited)

Cumulative Total Return Performance for the periods ended October 31, 2015

		Expense Ratio
	Since Inception(a)	Gross	Net(b)
Grandeur Peak Global Stalwarts – Investor (GGSOX)	5.10%	1.60%	1.35%
Grandeur Peak Global Stalwarts – Institutional (GGSYX)	5.10%	1.35%	1.10%
Russell Global SMID Cap Index(c)	4.72%
Russell Global Index(d)	6.54%

(a)	Fund inception date of September 1, 2015.
(b)

Grandeur Peak Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.35% of the Fund’s average daily net assets for the Investor Class and 1.10% of the Fund’s average daily net assets for the Institutional Class. This agreement is in effect through August 31, 2016. The Fund may have to repay some of these waivers and reimbursements to the Adviser in the following three years. This agreement may not be terminated or modified prior to this date except with the approval of the Fund’s Board of Trustees. Ratios as of the Prospectus dated June 29, 2015 and may differ from the ratios presented in the Financial Highlights.

(c)

The Russell Global SMid Cap Index is designed to measure the performance of small- and mid-cap (SMid) securities and all capitalization securities respectively of issuers located in countries throughout the world representing developed and emerging markets. The Index is not actively managed and does not reflect any deductions for fees, expenses, or taxes. An investor may not invest directly in the Index.

(d)

The Russell Global Index seeks to measure the performance of the global equity universe. The index is not actively managed and does not reflect any deductions for fees, expenses, or taxes. An investor may not invest directly in the Index.

Returns for periods greater than 1 year are annualized.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. The Fund imposes a 2.00% redemption fee on shares held for less than 60 days. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-855-377-PEAK (7325).

Growth of $10,000 for the period ended October 31, 2015

Semi-Annual Report | October 31, 2015	13

Grandeur Peak Global Stalwarts Fund	Performance Update
October 31, 2015 (Unaudited)

The graphs shown above represent a hypothetical investment of $10,000 in the Fund’s Investor Class shares for the period from inception to October 31, 2015. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that an investor would pay on distributions or redemptions.

The Fund also offers Institutional Class shares, performance for which is not reflected in the graphs above. The performance of Institutional Class shares may be higher or lower than the performance of the Investor Class shares shown in the graphs above based upon differences in fees paid by shareholders investing in the Investor Class shares and Institutional Class shares.

Regional Allocation (as a % of Net Assets)*
North America	37.5%
Asia ex Japan	22.4%
Europe	21.7%
Japan	6.7%
Latin America	2.9%
Africa/Middle East	1.1%
Australia/New Zealand	0.7%
Cash, Cash Equivalents, & Other Net Assets	7.0%
Total	100.0%

Industry Sector Allocation (as a % of Net Assets)*
Financials	28.0%
Industrials	24.7%
Technology	18.4%
Consumer	12.3%
Health Care	7.7%
Energy & Materials	1.9%
Cash, Cash Equivalents, & Other Net Assets	7.0%
Total	100.0%

Top 10 Holdings (as a % of Net Assets)*
MISUMI Group, Inc.	2.9%
Knight Transportation, Inc.	2.6%
First Republic Bank	2.4%
Value Partners Group, Ltd.	2.4%
Microchip Technology, Inc.	2.0%
Power Integrations, Inc.	1.8%
TransForce, Inc.	1.8%
Amsurg Corp.	1.7%
Diploma PLC	1.6%
Man Wah Holdings, Ltd.	1.5%
Total	20.7%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

14	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak International Opportunities Fund	Performance Update
October 31, 2015 (Unaudited)

Cumulative Total Return Performance for the periods ended October 31, 2015

					Expense Ratio
	6 Months	1 Year	3 Years	Since Inception(a)	Gross	Net(b)
Grandeur Peak International Opportunities Fund – Investor (GPIOX)	-7.60%	-1.19%	13.48%	15.04%	1.63%	1.63%
Grandeur Peak International Opportunities Fund – Institutional (GPIIX)	-7.58%	-1.02%	13.59%	15.24%	1.38%	1.38%
Russell Global ex-U.S. Small Cap Index(c)	-7.78%	-0.90%	6.65%	7.01%

(a)	Fund inception date of October 17, 2011.
(b)

Grandeur Peak Global Advisors, LLC (the “Adviser”),has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.75% of the Fund’s average daily net assets for the Investor Class and 1.50% of the Fund’s average daily net assets for the Institutional Class. This agreement is in effect through August 31, 2016. The Fund may have to repay some of these waivers and reimbursements to the Adviser in the following three years. This agreement may not be terminated or modified prior to this date except with the approval of the Fund’s Board of Trustees. Ratios as of the Prospectus dated August 31, 2015 and may differ from the ratios presented in the Financial Highlights.

(c)

The Russell Global ex-U.S. Small Cap Index seeks to measure the performance of the small-cap segment of the global equity universe, excluding companies assigned to the United States. The Index is not actively managed and does not reflect any deductions for fees, expense, or taxes. An investor may not invest directly in the Index.

Returns for periods greater than 1 year are annualized.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. The Fund imposes a 2.00% redemption fee on shares held for less than 60 days. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-855-377-PEAK (7325).

Growth of $10,000 for the period ended October 31, 2015

Semi-Annual Report | October 31, 2015	15

Grandeur Peak International Opportunities Fund	Performance Update
October 31, 2015 (Unaudited)

The graphs shown above represent a hypothetical investment of $10,000 in the Fund’s Investor Class shares for the period from inception to October 31, 2015. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that an investor would pay on distributions or redemptions.

The Fund also offers Institutional Class shares, performance for which is not reflected in the graphs above. The performance of Institutional Class shares may be higher or lower than the performance of the Investor Class shares shown in the graphs above based upon differences in fees paid by shareholders investing in the Investor Class shares and Institutional Class shares.

Regional Allocation (as a % of Net Assets)*
Asia ex Japan	38.8%
Europe	32.8%
Japan	10.0%
North America	5.4%
Latin America	3.9%
Africa/Middle East	3.9%
Australia/New Zealand	1.1%
Cash, Cash Equivalents, & Other Net Assets	4.1%
Total	100.0%

Industry Sector Allocation (as a % of Net Assets)*
Industrials	23.0%
Financials	22.9%
Consumer	16.7%
Technology	16.2%
Health Care	12.7%
Energy & Materials	3.8%
Cash, Cash Equivalents, & Other Net Assets	4.7%
Total	100.0%

Top 10 Holdings (as a % of Net Assets)*
Man Wah Holdings, Ltd.	2.4%
Clinigen Group PLC	2.4%
Value Partners Group, Ltd.	1.3%
EMIS Group PLC	1.3%
IG Group Holdings PLC	1.3%
China Medical System Holdings, Ltd.	1.2%
RPS Group PLC	1.2%
Sporton International, Inc.	1.1%
Melexis NV	1.1%
VZ Holding AG	1.1%
Total	14.4%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

16	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak International Stalwarts Fund	Performance Update
October 31, 2015 (Unaudited)

Cumulative Total Return Performance for the periods ended October 31, 2015

		Expense Ratio
	Since Inception(a)	Gross	Net(b)
Grandeur Peak International Stalwarts – Investor	6.60%	1.53%	1.35%
Grandeur Peak International Stalwarts – Institutional	6.60%	1.28%	1.10%
Russell Global ex-U.S. SMID Cap Index(c)	5.10%
Russell Global ex-U.S. Small Cap Index(d)	4.75%

(a)	Fund inception date of September 1, 2015.
(b)

Grandeur Peak Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.35% of the Fund’s average daily net assets for the Investor Class and 1.10% of the Fund’s average daily net assets for the Institutional Class. This agreement is in effect through August 31, 2016. The Fund may have to repay some of these waivers and reimbursements to the Adviser in the following three years. This agreement may not be terminated or modified prior to this date except with the approval of the Fund’s Board of Trustees. Ratios as of the Prospectus dated June 29, 2015 and may differ from the ratios presented in the Financial Highlights.

(c)

The Russell Global ex-US SMID Cap Index is constructed to provide a comprehensive and unbiased barometer for the small- and mid-cap (SMid) segments excluding companies assigned to the United States. The Russell Global ex-US SMid Cap Index is reconstituted annually to accurately reflect the changes in the market over time. The Index is not actively managed and does not reflect any deductions for fees, expenses, or taxes. An investor may not invest directly in the Index.

(d)

The Russell Global ex-U.S. Small Cap Index is designed to measure the performance of small capitalization securities outside of the U.S. The Index is not actively managed and does not reflect any deductions for fees, expenses, or taxes. An investor may not invest directly in the Index.

Returns for periods greater than 1 year are annualized.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. The Fund imposes a 2.00% redemption fee on shares held for less than 60 days. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-855-377-PEAK (7325).

Growth of $10,000 for the period ended October 31, 2015

Semi-Annual Report | October 31, 2015	17

Grandeur Peak International Stalwarts Fund	Performance Update
October 31, 2015 (Unaudited)

The graphs shown above represent a hypothetical investment of $10,000 in the Fund’s Investor Class shares for the period from inception to October 31, 2015. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that an investor would pay on distributions or redemptions.

The Fund also offers Institutional Class shares, performance for which is not reflected in the graphs above. The performance of Institutional Class shares may be higher or lower than the performance of the Investor Class shares shown in the graphs above based upon differences in fees paid by shareholders investing in the Investor Class shares and Institutional Class shares.

Regional Allocation (as a % of Net Assets)*
Europe	33.3%
Asia ex Japan	31.8%
North America	9.6%
Japan	9.0%
Latin America	4.4%
Africa/Middle East	1.5%
Australia/New Zealand	1.1%
Cash, Cash Equivalents, & Other Net Assets	9.3%
Total	100.0%

Industry Sector Allocation (as a % of Net Assets)*
Financials	29.6%
Industrials	22.3%
Technology	15.6%
Consumer	13.7%
Health Care	6.4%
Energy & Materials	3.1%
Cash, Cash Equivalents, & Other Net Assets	9.3%
Total	100.0%

Top 10 Holdings (as a % of Net Assets)*
MISUMI Group, Inc.	3.4%
Value Partners Group, Ltd.	2.4%
TransForce, Inc.	2.3%
CyberAgent, Inc.	2.3%
Indutrade AB	2.2%
Man Wah Holdings, Ltd.	2.1%
Stantec, Inc.	2.0%
China Medical System Holdings, Ltd.	1.9%
Aalberts Industries NV	1.8%
Diploma PLC	1.8%
Total	22.2%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

18	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Funds®	Disclosure of Fund Expenses
October 31, 2015 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: direct costs, such as short-term redemption fees and wire fees, and indirect costs, including management fees, and other fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs” (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of May 1, 2015 through of October 31, 2015.

Actual Expenses The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expense Ratio(a)	Expenses Paid During period May 1, 2015 - October 31, 2015(b)
Grandeur Peak Emerging Markets Opportunities Fund
Investor Class
Actual	$ 1,000.00	$ 884.40	1.76%	$ 8.34
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,016.29	1.76%	$ 8.92
Institutional Class
Actual	$ 1,000.00	$ 886.30	1.55%	$ 7.35
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,017.34	1.55%	$ 7.86
Grandeur Peak Global Micro Cap Fund
Institutional Class(c)
Actual	$ 1,000.00	$ 990.00	2.00%	$ 0.60
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,015.08	2.00%	$ 10.13
Grandeur Peak Global Opportunities Fund
Investor Class
Actual	$ 1,000.00	$ 935.90	1.61%	$ 7.83
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,017.04	1.61%	$ 8.16
Institutional Class
Actual	$ 1,000.00	$ 933.50	1.38%	$ 6.71
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,018.20	1.38%	$ 7.00
Grandeur Peak Global Reach Fund
Investor Class
Actual	$ 1,000.00	$ 917.90	1.60%	$ 7.71
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,017.09	1.60%	$ 8.11
Institutional Class
Actual	$ 1,000.00	$ 918.70	1.35%	$ 6.51
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,018.35	1.35%	$ 6.85
Grandeur Peak Global Stalwarts Fund
Investor Class(d)
Actual	$ 1,000.00	$ 1,051.00	1.35%	$ 2.27
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,018.35	1.35%	$ 6.85
Institutional Class(d)
Actual	$ 1,000.00	$ 1,051.00	1.10%	$ 1.85
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,019.61	1.10%	$ 5.58

Semi-Annual Report | October 31, 2015	19

Grandeur Peak Funds®	Disclosure of Fund Expenses
October 31, 2015 (Unaudited)

Grandeur Peak International Opportunities Fund
Investor Class
Actual	$ 1,000.00	$ 924.00	1.62%	$ 7.83
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,016.99	1.62%	$ 8.21
Institutional Class
Actual	$ 1,000.00	$ 924.20	1.38%	$ 6.67
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,018.20	1.38%	$ 7.00
Grandeur Peak International Stalwarts Fund
Investor Class(d)
Actual	$ 1,000.00	$ 1,066.00	1.35%	$ 2.29
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,018.35	1.35%	$ 6.85
Institutional Class(d)
Actual	$ 1,000.00	$ 1,066.00	1.10%	$ 1.86
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,019.61	1.10%	$ 5.58

(a)	The Fund's expense ratios have been annualized based on the Fund's most recent fiscal half-year expenses.
(b)

Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year 184/366 (to reflect the half-year period).

(c)

The Grandeur Peak Global Micro Cap Fund's inception date is October 20, 2015. Actual expenses on this Fund are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days since the Fund launched (11), then divided by 365.

(d)

The Grandeur Peak Global Stalwarts Fund's and the Grandeur Peak International Stalwarts Fund's inception date is September 1, 2015. Actual expenses on these Funds are equal to the Funds' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days since the Funds launched (60), then divided by 365.

20	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Emerging Markets Opportunities Fund	Portfolio of Investments
October 31, 2015 (Unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (89.68%)
Bangladesh (0.94%)
Islami Bank Bangladesh, Ltd.	5,158,765	$1,862,897
Olympic Industries, Ltd.	510,300	1,879,483

		3,742,380

Brazil (3.17%)
CETIP SA - Mercados Organizados	358,774	3,172,315
Even Construtora e Incorporadora SA	640,700	664,532
FPC Par Corretora de Seguros SA	407,400	1,139,839
Localiza Rent a Car SA	141,900	956,658
M Dias Branco SA	122,700	2,223,938
Mills Estruturas e Servicos de Engenharia SA(a)	294,300	341,877
Odontoprev SA	750,200	1,921,919
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	193,500	2,197,136

		12,618,214

China (14.99%)
51job, Inc., ADR(a)	57,850	1,955,908
AAC Technologies Holdings, Inc.	292,000	1,861,120
Airtac International Group	230,500	1,199,948
BBI Life Sciences Corp.(b)	7,402,000	1,919,596
China Lesso Group Holdings, Ltd.	5,246,000	4,270,929
China Medical System Holdings, Ltd.	5,173,000	7,141,525
China Pioneer Pharma Holdings, Ltd.	2,208,000	965,747
China South City Holdings, Ltd.	9,345,000	2,242,626
Consun Pharmaceutical Group, Ltd.	1,990,000	1,170,800
Dongpeng Holdings Co., Ltd.	4,444,000	1,662,787
Far East Horizon, Ltd.	2,994,500	2,499,731
Goldpac Group, Ltd.	2,748,000	1,428,849
Le Saunda Holdings, Ltd.	2,341,400	625,332
Man Wah Holdings, Ltd.	10,496,400	12,025,912
Mindray Medical International, Ltd., ADR	53,050	1,272,139
Minth Group, Ltd.	1,238,000	2,571,646
Noah Holdings, Ltd.,
Sponsored ADR(a)	105,974	2,969,391

	Shares	Value (Note 2)

China (continued)
O2Micro International, Ltd., ADR(a)	542,425	$949,244
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	1,846,000	1,281,382
Sihuan Pharmaceutical Holdings Group, Ltd.(c)	2,563,000	869,699
Technovator International, Ltd.(a)	2,317,000	1,458,850
Tsui Wah Holdings, Ltd.	2,899,000	654,562
Vitasoy International Holdings, Ltd.	1,101,900	1,836,832
WuXi PharmaTech Cayman, Inc., ADR(a)	94,308	4,215,568
Xiabuxiabu Catering Management China Holdings Co., Ltd.(b)(d)	1,188,500	582,703

		59,632,826

Colombia (2.19%)
Bolsa de Valores de Colombia	384,090,414	2,187,605
Gran Tierra Energy, Inc.(a)	1,214,300	2,914,320
Parex Resources, Inc.(a)	478,431	3,592,989

		8,694,914

Georgia (1.37%)
Bank of Georgia Holdings PLC	177,097	5,460,261

Greece (0.45%)
Sarantis SA	223,934	1,809,931

Hong Kong (3.57%)
International Housewares Retail Co., Ltd.	8,196,000	1,713,096
Jiashili Group, Ltd.(b)	452,000	219,859
Samsonite International SA	388,000	1,148,892
Sinosoft Technology Group, Ltd.	3,852,000	2,196,712
Value Partners Group, Ltd.	8,371,800	8,932,829

		14,211,388

India (13.82%)
AIA Engineering, Ltd.	81,250	1,192,608
Ajanta Pharma, Ltd.	86,230	2,044,606
Allcargo Logistics, Ltd.	256,500	1,225,092
Bajaj Finance, Ltd.	19,600	1,566,425
City Union Bank, Ltd.	1,189,500	1,636,484
Credit Analysis & Research, Ltd.	156,990	3,122,502
Cyient, Ltd.	360,095	2,958,956

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	21

Grandeur Peak Emerging Markets Opportunities Fund	Portfolio of Investments
October 31, 2015 (Unaudited)

	Shares	Value (Note 2)

India (continued)
Dewan Housing Finance Corp., Ltd.	1,202,000	$4,135,123
Eros International Media, Ltd.(a)	153,000	648,222
Glenmark Pharmaceuticals, Ltd.	74,700	1,133,446
Hinduja Global Solutions, Ltd.	194,500	1,401,787
IFGL Refractories, Ltd.	359,956	607,868
Indiabulls Housing Finance, Ltd.	281,000	3,098,547
Infinite Computer Solutions India, Ltd.(a)	480,000	1,397,873
Jammu & Kashmir Bank, Ltd.	1,731,699	2,204,872
Kaveri Seed Co., Ltd.	107,500	831,359
Kolte-Patil Developers, Ltd.	1,272,739	3,392,932
Kovai Medical Center and Hospital	16,348	227,726
KPIT Technologies, Ltd.	774,780	1,622,005
MBL Infrastructures, Ltd.	683,500	2,195,003
MT Educare, Ltd.	865,731	1,818,373
PC Jeweller, Ltd.	124,500	850,418
PI Industries, Ltd.	94,675	968,410
Poly Medicure, Ltd.	91,722	480,823
Somany Ceramics, Ltd.	80,760	401,544
Supreme Industries, Ltd.	5,000	48,210
Time Technoplast, Ltd.	4,012,600	3,441,828
UFO Moviez India, Ltd.(a)	133,456	1,123,077
Vaibhav Global, Ltd.	275,434	2,041,360
Vardhman Textiles, Ltd.	111,719	1,240,629
Vesuvius India, Ltd.	171,200	1,843,652
WNS Holdings, Ltd., ADR(a)	120,150	4,093,510

		54,995,270

Indonesia (4.77%)
Arwana Citramulia Tbk PT	21,820,200	696,652
Astra Graphia Tbk PT	8,442,500	1,045,482
Bank Negara Indonesia Persero Tbk PT	9,365,000	3,253,375
Bank Tabungan Pensiunan Nasional Tbk PT(a)	4,985,000	952,386
Bekasi Fajar Industrial Estate Tbk PT	56,350,600	1,568,554
Express Transindo Utama Tbk PT(a)	9,051,500	151,437
Lippo Cikarang Tbk PT(a)	2,072,500	1,211,324
Panin Sekuritas Tbk PT	6,082,500	1,506,460
Petra Foods, Ltd.	841,400	1,453,486
Selamat Sempurna Tbk PT	9,608,100	3,443,122
Tempo Scan Pacific Tbk PT	17,950,700	2,229,493

	Shares	Value (Note 2)

Indonesia (continued)
Ultrajaya Milk Industry & Trading Co. Tbk PT(a)	5,042,900	$1,470,961

		18,982,732

Jersey (0.12%)
Integrated Diagnostics Holdings PLC(a)(b)(d)	84,700	466,697

Luxembourg (0.38%)
Globant SA(a)	43,462	1,502,481

Malaysia (3.85%)
7-Eleven Malaysia Holdings Bhd	4,332,000	1,431,899
AEON Credit Service M Bhd	639,300	1,904,804
Berjaya Auto Bhd	3,821,600	1,868,101
Berjaya Food Bhd	1,679,084	977,121
CB Industrial Product Holding Bhd	3,838,800	1,769,279
GHL Systems Bhd(a)	717,700	182,098
Kossan Rubber Industries	1,026,800	1,947,956
My EG Services Bhd	3,242,800	2,234,331
Nirvana Asia, Ltd.(b)(d)	5,280,000	1,573,659
Uzma Bhd	2,790,300	1,428,925

		15,318,173

Mexico (1.72%)
Banregio Grupo Financiero SAB de CV	324,400	1,736,517
Credito Real SAB de CV SOFOM ER	2,159,751	5,099,365

		6,835,882

Oman (0.23%)
Al Anwar Ceramic Tiles Co.	1,015,026	901,659

Philippines (5.24%)
Concepcion Industrial Corp.	3,372,660	3,349,609
Metropolitan Bank & Trust Co.	957,990	1,740,219
Pepsi-Cola Products Philippines, Inc.	42,513,000	3,813,639
Puregold Price Club, Inc.	3,704,100	2,848,090
Robinsons Land Corp.	3,948,600	2,580,674
Robinsons Retail Holdings, Inc.	1,320,000	2,168,048
Security Bank Corp.	1,429,600	4,338,876

		20,839,155

Poland (1.40%)
KRUK SA	57,157	2,720,776
Wawel SA	3,914	1,099,953

See Notes to Financial Statements.

22	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Emerging Markets Opportunities Fund	Portfolio of Investments
October 31, 2015 (Unaudited)

	Shares	Value (Note 2)

Poland (continued)
Work Service SA	432,107	$1,733,192

		5,553,921

Russia (0.29%)
MD Medical Group Investments PLC, GDR(b)	218,300	1,146,075

South Africa (6.45%)
ARB Holdings, Ltd.	1,134,108	441,711
Blue Label Telecoms, Ltd.	6,516,023	5,485,344
Cartrack Holdings, Ltd.	2,627,200	2,059,767
Clicks Group, Ltd.	305,400	2,231,082
Comair, Ltd.	6,720,142	1,553,902
EOH Holdings, Ltd.	188,124	2,079,845
Interwaste Holdings, Ltd.(a)	15,918,682	1,380,332
Invicta Holdings, Ltd.	320,282	1,411,750
Italtile, Ltd.	1,502,579	1,335,481
MiX Telematics, Ltd., Sponsored ADR	218,036	1,227,543
OneLogix Group, Ltd.	2,142,622	758,642
Super Group, Ltd.(a)	771,280	1,814,645
Transaction Capital, Ltd.	5,046,140	3,883,329

		25,663,373

South Korea (5.90%)
DGB Financial Group, Inc.	317,000	2,947,415
Hy-Lok Corp.	142,037	3,974,370
Interpark Holdings Corp.	249,000	2,555,414
ISC Co., Ltd.	129,037	2,897,546
Koh Young Technology, Inc.	25,244	736,251
Kolao Holdings	139,500	1,664,138
LF Corp.	45,760	1,270,386
Samchuly Bicycle Co., Ltd.	60,000	981,536
Solueta Co., Ltd.(a)	144,000	943,538
TechWing, Inc.	88,500	770,071
Vitzrocell Co., Ltd.	286,587	3,594,749
Wins Co., Ltd.	102,412	1,149,839

		23,485,253

Spain (0.28%)
Atento SA(a)	107,200	1,104,160

Sri Lanka (2.03%)
Hatton National Bank PLC	986,400	1,523,937
Hemas Holdings PLC	3,337,031	1,934,511
The Lanka Hospital Corp. PLC	1,640,200	593,985
Royal Ceramics Lanka PLC	3,593,775	2,852,506
Sampath Bank PLC	640,486	1,166,542

		8,071,481

	Shares	Value (Note 2)

Taiwan (12.06%)
ASPEED Technology, Inc.	271,929	$3,019,711
Chipbond Technology Corp.	578,000	826,134
Cleanaway Co., Ltd.	348,000	1,715,157
Cub Elecparts, Inc.	252,002	3,174,914
Dr Wu Skincare Co., Ltd.	178,000	1,206,278
DYNACOLOR, Inc.	783,000	1,271,092
Elan Microelectronics Corp.	1,020,000	1,131,116
I Yuan Precision Ind Co., Ltd.	142,000	505,214
Materials Analysis Technology, Inc.	503,000	952,901
Novatek Microelectronics Corp.	610,000	2,085,727
On-Bright Electronics, Inc.	302,900	1,590,847
Pacific Hospital Supply Co., Ltd.	599,000	1,249,166
Polytronics Technology Corp.	1,340,000	2,600,459
Richtek Technology Corp.	132,486	773,364
Silergy Corp.	430,422	4,408,499
Sinmag Equipment Corp.	891,133	3,115,610
Sitronix Technology Corp.	486,000	1,366,821
Solidwizard Technology Co., Ltd.	588,000	1,865,603
Sporton International, Inc.	818,534	4,967,154
Test Research, Inc.	1,871,000	3,290,899
Topoint Technology Co., Ltd.	1,218,000	994,255
TSC Auto ID Technology Co., Ltd.	202,400	1,577,378
UDE Corp.	1,920,000	2,356,862
Voltronic Power Technology Corp.	150,425	1,927,605

		47,972,766

Thailand (1.13%)
Ananda Development PCL	21,209,000	2,480,620
Jubilee Enterprise PCL	1,255,200	719,929
Premier Marketing PCL	4,566,900	1,309,689

		4,510,238

Turkey (1.44%)
Albaraka Turk Katilim
Bankasi AS	2,072,290	988,023
EGE Seramik Sanayi ve Ticaret AS	1,312,061	1,768,677
Is Girisim Sermayesi Yatirim Ortakligi AS	904,559	530,561
Pinar SUT Mamulleri Sanayii AS	283,846	1,854,725

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	23

Grandeur Peak Emerging Markets Opportunities Fund	Portfolio of Investments
October 31, 2015 (Unaudited)

	Shares	Value (Note 2)
Turkey (continued)
TAV Havalimanlari Holding AS	77,100	$605,608

		5,747,594

United Arab Emirates (0.17%)
Aramex PJSC	815,015	685,651

United States (0.51%)
First Cash Financial Services, Inc.(a)	53,650	2,046,748

Vietnam (1.21%)
DHG Pharmaceutical JSC	45,000	143,046
Japan Vietnam Medical Instrument JSC(a)	923,000	223,152
PetroVietnam Drilling and Well Services JSC	1,092,500	1,800,004
Vietnam Dairy Products JSC	341,779	1,805,642
Vietnam Sun Corp.	596,216	846,189

		4,818,033

TOTAL COMMON STOCKS (Cost $373,700,290)		356,817,256

PREFERRED STOCKS (0.60%)
Brazil (0.60%)
Banco ABC Brasil SA	395,190	871,016
Banco Daycoval SA	662,137	1,510,885

		2,381,901

TOTAL PREFERRED STOCKS (Cost $4,284,999)		2,381,901

EXCHANGE-TRADED FUNDS (1.19%)
United States (1.19%)
Market Vectors Vietnam ETF	278,125	4,717,000

TOTAL EXCHANGE-TRADED FUNDS (Cost $5,035,591)		4,717,000

TOTAL INVESTMENTS (91.47%) (Cost $383,020,880)		$363,916,157

Assets In Excess Of Other Liabilities (8.53%)		33,939,349

NET ASSETS (100.00%)		$397,855,506

(a)	Non-Income Producing Security.
(b)

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of October 31, 2015, the aggregate market value of those securities was $5,908,589, representing 1.49% of net assets.

(c)	Fair valued security under the procedures approved by the Fund's Board of Trustees.
(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2015, these securities had a total aggregate market value of $2,623,059, representing 0.66% of net assets.

Common Abbreviations:

ADR - American Depositary Receipt.

AS - Anonim Sirketi is the Turkish term for joint stock company.

Bhd - Berhad is the Malaysian term for public limited company.

ER - Regulated Entity.

ETF - Exchange Traded Fund.

GDR - Global Depositary Receipt.

JSC - Joint Stock Company.

Ltd. - Limited.

PCL - Public Company Limited.

PJSC - Public Joint Stock Company.

PLC - Public Limited Company.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

SAB de CV - A variable capital company.

SOFOM - Sociedad financiera de objeto multiple is the Spanish term for a multiple purpose financial institution.

Tbk PT - Terbuka Perseroan Terbatas is an Indonesian term for a limited liability company.

Holdings are subject to change, and may not reflect the current or future position of the portfolio.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Financial Statements.

24	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Micro Cap Fund	Portfolio of Investments
October 31, 2015 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (56.25%)
Australia (1.52%)
Austbrokers Holdings, Ltd.	18,200	$121,867
Beacon Lighting Group, Ltd.	69,600	89,337
CTI Logistics, Ltd.	35,000	30,949
LifeHealthcare Group, Ltd.	18,000	39,534
Lycopodium, Ltd.	59,600	52,276
Medical Developments International, Ltd.(a)	18,000	42,358
Reject Shop, Ltd.	4,408	36,149

		412,470

Brazil (0.47%)
FPC Par Corretora de Seguros SA	45,700	127,861

Britain (3.15%)
AB Dynamics PLC	20,800	83,851
Bioventix PLC	5,152	87,961
City of London Investment Group PLC	12,100	63,235
dotdigital group PLC	144,000	92,126
IDOX PLC	92,000	60,631
Oxford Immunotec Global PLC(a)	30,275	379,649
Sprue Aegis PLC	17,600	84,788

		852,241

Canada (1.38%)
Biosyent, Inc.(a)	1,700	9,114
Cipher Pharmaceuticals, Inc.(a)	63,200	260,997
Delphi Energy Corp.(a)	76,500	42,708
Halogen Software, Inc.(a)	8,900	60,236

		373,055

China (0.99%)
BBI Life Sciences Corp.(b)	454,500	117,868
Le Saunda Holdings, Ltd.	313,000	83,595
O2Micro International, Ltd., ADR(a)	37,550	65,712

		267,175

Colombia (0.19%)
Bolsa de Valores de Colombia	9,000,000	51,260

Denmark (0.31%)
GronlandsBANKEN A/S	952	85,342

France (4.07%)
1000mercis	700	28,673
ARGAN SA, REIT	3,800	86,164

	Shares	Value (Note 2)
France (continued)
Esker SA	3,800	$127,199
Infotel SA	7,600	256,905
Medicrea International(a)	13,810	111,618
MGI Digital Graphic Technology(a)	2,700	87,053
Neurones	4,600	86,195
SoluCom	3,600	223,669
Thermador Groupe	1,000	93,470

		1,100,946

Germany (0.95%)
First Sensor AG(a)	7,100	88,342
Nexus AG	4,500	80,956
Softing AG	6,700	86,718

		256,016

Greece (0.04%)
Sarantis SA	1,478	11,946

Hong Kong (0.63%)
International Housewares Retail Co., Ltd.	815,000	170,348

India (4.16%)
IFGL Refractories, Ltd.	36,000	60,794
Igarashi Motors India, Ltd.	7,500	70,575
Kolte-Patil Developers, Ltd.	96,500	257,255
Kovai Medical Center and Hospital	7,418	103,332
MBL Infrastructures, Ltd.	20,000	64,228
MT Educare, Ltd.	40,000	84,016
Poly Medicure, Ltd.	3,155	16,539
Somany Ceramics, Ltd.	7,533	37,455
Tata Investment Corp., Ltd.	12,200	103,246
Time Technoplast, Ltd.	256,000	219,585
UFO Moviez India, Ltd.(a)	10,500	88,361
Vesuvius India, Ltd.	2,000	21,538

		1,126,924

Indonesia (1.98%)
Arwana Citramulia Tbk PT	1,672,600	53,401
Astra Graphia Tbk PT	1,029,700	127,513
Bekasi Fajar Industrial Estate Tbk PT	2,910,700	81,021
BFI Finance Indonesia Tbk PT	435,000	80,326
Lippo Cikarang Tbk PT(a)	102,300	59,792
Panin Sekuritas Tbk PT	6,000	1,486
Selamat Sempurna Tbk PT	371,100	132,986

		536,525

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	25

Grandeur Peak Global Micro Cap Fund	Portfolio of Investments
October 31, 2015 (Unaudited)

	Shares	Value (Note 2)
Ireland (0.80%)
Irish Residential Properties PLC, REIT	175,200	$215,778

Israel (0.62%)
Hamlet Israel-Canada, Ltd.	4,500	34,891
Silicom, Ltd.	4,000	132,480

		167,371

Japan (9.28%)
AIT Corp.	18,900	177,927
Amiyaki Tei Co., Ltd.	3,200	114,030
Anest Iwata Corp.	27,300	193,885
AP Company Co., Ltd.(a)	9,500	120,689
ARCLAND SERVICE Co., Ltd.	1,300	52,142
Central Automotive Products, Ltd.	11,000	80,128
CMIC Holdings Co., Ltd.	10,100	126,302
Future Architect, Inc.	21,000	115,207
GCA Savvian Corp.	21,100	248,996
Hard Off Corp. Co., Ltd.	32,000	406,795
JCU Corp.	3,300	117,730
Monogatari Corp.	1,300	55,590
Naigai Trans Line, Ltd.	8,600	81,460
Prestige International, Inc.	18,100	177,895
Syuppin Co., Ltd.	50,900	442,059

		2,510,835

Malaysia (0.67%)
AEON Credit Service M Bhd	11,000	32,775
Berjaya Food Bhd	133,300	77,572
Uzma Bhd	137,000	70,158

		180,505

Norway (0.91%)
Medistim ASA	12,862	67,816
Multiconsult ASA(a)(b)(c)	8,300	93,533
Zalaris ASA	19,500	84,915

		246,264

Philippines (0.66%)
Concepcion Industrial Corp.	97,900	97,231
Pepsi-Cola Products Philippines, Inc.	908,000	81,452

		178,683

Singapore (0.89%)
CSE Global, Ltd.	171,600	60,634
Riverstone Holdings, Ltd.	126,400	179,553

		240,187

South Africa (1.38%)
ARB Holdings, Ltd.	128,000	49,853

	Shares	Value (Note 2)
South Africa (continued)
Cartrack Holdings, Ltd.	38,921	$30,515
Interwaste Holdings, Ltd.(a)	800,000	69,369
MiX Telematics, Ltd., Sponsored ADR	16,175	91,065
OneLogix Group, Ltd.	155,000	54,881
Transaction Capital, Ltd.	100,000	76,957

		372,640

South Korea (1.84%)
Hy-Lok Corp.	6,250	174,883
ISC Co., Ltd.	8,000	179,641
Vitzrocell Co., Ltd.	5,100	63,971
Wins Co., Ltd.	7,100	79,716

		498,211

Sri Lanka (0.69%)
Royal Ceramics Lanka PLC	96,800	76,833
Sampath Bank PLC	60,300	109,827

		186,660

Sweden (3.00%)
Bufab Holding AB	16,100	84,612
HIQ International AB	15,000	85,152
Moberg Pharma AB(a)	26,900	166,875
Odd Molly International AB	16,726	84,378
Opus Group AB	168,000	110,118
Tethys Oil AB	10,900	67,299
Vitec Software Group AB, Class B	6,100	214,197

		812,631

Taiwan (3.96%)
ASPEED Technology, Inc.	16,000	177,676
Dr Wu Skincare Co., Ltd.	12,000	81,322
I Yuan Precision Ind Co., Ltd.	14,000	49,810
On-Bright Electronics, Inc.	33,000	173,318
Pacific Hospital Supply Co., Ltd.	53,000	110,527
Sinmag Equipment Corp.	25,000	87,406
Sitronix Technology Corp.	41,000	115,308
TSC Auto ID Technology Co., Ltd.	11,000	85,727
Tung Thih Electronic Co., Ltd.	8,000	65,920
UDE Corp.	103,000	126,436

		1,073,450

Thailand (1.39%)
Ananda Development PCL	2,971,000	347,490
Premier Marketing PCL	100,000	28,678

		376,168

See Notes to Financial Statements.

26	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Micro Cap Fund	Portfolio of Investments
October 31, 2015 (Unaudited)

	Shares	Value (Note 2)
Turkey (1.01%)
EGE Seramik Sanayi ve Ticaret AS	140,000	$188,722
Pinar SUT Mamulleri Sanayii AS	12,800	83,639

		272,361

United States (9.31%)
Alliance Fiber Optic Products, Inc.	6,800	92,548
Aratana Therapeutics, Inc.(a)	9,500	66,405
Bank of Marin Bancorp	2,348	124,867
BioDelivery Sciences International, Inc.(a)	24,325	130,868
Chase Corp.	1,450	64,394
CRA International, Inc.(a)	2,600	60,840
Enphase Energy, Inc.(a)	37,250	134,100
Escalade, Inc.	7,100	105,293
FormFactor, Inc.(a)	11,400	93,936
Hennessy Advisors, Inc.	2,475	69,052
Hingham Institution for Savings	745	94,920
LGI Homes, Inc.(a)	3,100	86,893
Malibu Boats, Inc., Class A(a)	16,650	236,597
Manitex International, Inc.(a)	19,200	123,072
Mastech Holdings, Inc.(a)	10,900	87,745
MCBC Holdings, Inc.(a)	9,975	131,371
Misonix, Inc.(a)	12,104	134,839
OTC Markets Group, Inc., Class A	9,400	129,626
Reis, Inc.	3,800	92,492
Sportsman's Warehouse Holdings, Inc.(a)	12,460	134,070
STAAR Surgical Co.(a)	10,200	83,130
Transcat, Inc.(a)	4,165	40,067
Veracyte, Inc.(a)	31,350	204,089

		2,521,214

TOTAL COMMON STOCKS (Cost $ 15,401,397)		15,225,067

TOTAL INVESTMENTS (56.25%) (Cost $ 15,401,397)		$15,225,067

Assets In Excess Of Other Liabilities (43.75%)		11,843,767

NET ASSETS (100.00%)		$27,068,834

(a)	Non-Income Producing Security.
(b)

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of October 31, 2015, the aggregate market value of those securities was $211,401, representing 0.78% of net assets.

(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2015, these securities had a total aggregate market value of $93,533, representing 0.35% of net assets.

Common Abbreviations:

AB - Aktiebolag is the Swedish equivalent of the term corporation.

ADR - American Depositary Receipt.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

A/S - Aktieselskab is the Danish term for a stock-based corporation.

AS - Anonim Sirketi is the Turkish term for joint stock company.

ASA - Allmennaksjeselskap is the Norwegian term for a public limited company.

Bhd - Berhad is the Malaysian term for public limited company.

Ltd. - Limited.

PCL - Public Company Limited.

PLC - Public Limited Company.

REIT - Real Estate Investment Trust.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

Tbk PT - Terbuka Perseroan Terbatas is an Indonesian term for a limited liability company.

Holdings are subject to change, and may not reflect the current or future position of the portfolio.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	27

Grandeur Peak Global Opportunities Fund	Portfolio of Investments
October 31, 2015 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (99.29%)
Australia (1.19%)
Countplus, Ltd.	176,797	$119,770
CTI Logistics, Ltd.	1,454,886	1,286,474
Magellan Financial Group, Ltd.	263,264	4,229,637
Reject Shop, Ltd.	253,278	2,077,044

		7,712,925

Austria (1.15%)
Palfinger AG	265,966	7,481,372

Belgium (1.21%)
Melexis NV	160,770	7,840,671

Brazil (1.54%)
CETIP SA - Mercados Organizados	488,971	4,323,531
FPC Par Corretora de Seguros SA	440,200	1,231,608
M Dias Branco SA	62,700	1,136,438
Odontoprev SA	295,600	757,290
Tegma Gestao Logistica	385,700	360,042
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	196,100	2,226,658

		10,035,567

Britain (7.01%)
Abcam PLC	339,553	3,145,967
Bovis Homes Group PLC	79,186	1,251,251
Cambian Group PLC	571,706	1,427,776
Clinigen Group PLC	1,397,376	13,603,755
Diploma PLC	169,900	1,680,205
EMIS Group PLC	378,117	6,254,579
IG Group Holdings PLC	394,048	4,589,399
On the Beach Group PLC(a)(b)(c)	339,900	1,097,760
Oxford Immunotec Global PLC(a)	160,580	2,013,673
RPS Group PLC	2,071,939	7,506,146
Ultra Electronics Holdings PLC	116,650	3,026,502

		45,597,013

Canada (2.29%)
Biosyent, Inc.(a)	138,800	744,102
Cipher Pharmaceuticals, Inc.(a)	646,000	2,667,788
Halogen Software, Inc.(a)	74,900	506,932
Home Capital Group, Inc.	196,528	4,786,951
Richelieu Hardware, Ltd.	73,555	3,866,194

	Shares	Value (Note 2)
Canada (continued)
Stantec, Inc.	93,228	$2,339,969

		14,911,936

Chile (0.20%)
Banco de Chile	12,411,000	1,313,335

China (7.14%)
BBI Life Sciences Corp.(c)	8,235,500	2,135,751
China Lesso Group Holdings, Ltd.	1,711,000	1,392,977
China Medical System Holdings, Ltd.	4,594,000	6,342,193
Consun Pharmaceutical Group, Ltd.	1,448,000	851,919
Dongpeng Holdings Co., Ltd.	5,533,000	2,070,253
Far East Horizon, Ltd.	2,863,000	2,389,958
Goldpac Group, Ltd.	993,000	516,320
Le Saunda Holdings, Ltd.	3,978,920	1,062,674
Man Wah Holdings, Ltd.	13,380,800	15,330,620
Mindray Medical International, Ltd., ADR	40,100	961,598
Noah Holdings, Ltd., Sponsored ADR(a)	66,350	1,859,127
O2Micro International, Ltd., ADR(a)	905,240	1,584,170
Sihuan Pharmaceutical Holdings Group, Ltd.(d)	4,043,000	1,371,905
Tao Heung Holdings, Ltd.	1,861,300	588,365
Tsui Wah Holdings, Ltd.	5,823,400	1,314,860
Vitasoy International Holdings, Ltd.	1,135,483	1,892,814
WuXi PharmaTech Cayman, Inc., ADR(a)	81,575	3,646,403
Xiabuxiabu Catering Management China Holdings Co., Ltd.(b)(c)	2,313,000	1,134,028

		46,445,935

Colombia (1.11%)
Gran Tierra Energy, Inc.(a)	1,420,000	3,408,000
Parex Resources, Inc.(a)	507,300	3,809,794

		7,217,794

Denmark (0.09%)
Topdanmark A/S(a)	22,752	605,839

France (1.85%)
Alten SA	17,853	926,633
ARGAN SA, REIT	8,988	203,801
Esker SA	30,047	1,005,774
Infotel SA	34,520	1,166,888

See Notes to Financial Statements.

28	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Opportunities Fund	Portfolio of Investments
October 31, 2015 (Unaudited)

	Shares	Value (Note 2)
France (continued)
Medicrea International(a)	167,370	$1,352,756
MGI Digital Graphic Technology(a)	44,650	1,439,594
Neurones	45,508	852,731
Prodware	169,935	1,244,548
SoluCom	40,021	2,486,514
Thermador Groupe	14,678	1,371,957

		12,051,196

Georgia (0.82%)
Bank of Georgia Holdings PLC	172,400	5,315,443

Germany (2.91%)
Bertrandt AG	37,219	4,367,005
Nexus AG	130,892	2,354,784
Norma Group SE	43,068	2,210,042
PATRIZIA Immobilien AG(a)	159,722	4,393,593
Softing AG	75,599	978,469
Wirecard AG	88,785	4,589,214

		18,893,107

Hong Kong (1.75%)
International Housewares Retail Co., Ltd.	10,697,000	2,235,845
Samsonite International SA	578,000	1,711,494
Sinosoft Technology Group, Ltd.	1,110,000	633,009
Value Partners Group, Ltd.	6,368,000	6,794,746

		11,375,094

India (7.72%)
AIA Engineering, Ltd.	38,400	563,645
Ajanta Pharma, Ltd.	168,167	3,987,420
Bajaj Finance, Ltd.	34,475	2,755,230
City Union Bank, Ltd.	1,356,267	1,865,918
Credit Analysis & Research, Ltd.	137,200	2,728,883
Cyient, Ltd.	359,116	2,950,912
Dewan Housing Finance Corp., Ltd.	660,000	2,270,533
Eros International Media, Ltd.(a)	97,000	410,964
Hinduja Global Solutions, Ltd.	297,900	2,147,005
Indiabulls Housing Finance, Ltd.	292,000	3,219,842
Jammu & Kashmir Bank, Ltd.	1,140,500	1,452,133
Kolte-Patil Developers, Ltd.	710,097	1,893,012
KPIT Technologies, Ltd.	781,850	1,636,806
MBL Infrastructures, Ltd.	430,000	1,380,909

	Shares	Value (Note 2)
India (continued)
MT Educare, Ltd.	587,689	$1,234,376
PC Jeweller, Ltd.	233,421	1,594,421
Persistent Systems, Ltd.	118,200	1,167,258
Poly Medicure, Ltd.	37,068	194,317
Supreme Industries, Ltd.	177,644	1,712,826
Tata Investment Corp., Ltd.	191,137	1,617,549
Time Technoplast, Ltd.	1,804,205	1,547,566
UFO Moviez India, Ltd.(a)	151,057	1,271,195
Vaibhav Global, Ltd.	204,557	1,516,060
Vesuvius India, Ltd.	53,365	574,688
WNS Holdings, Ltd., ADR(a)	181,975	6,199,888
Yes Bank, Ltd.	202,000	2,345,203

		50,238,559

Indonesia (2.96%)
Arwana Citramulia Tbk PT	48,263,300	1,540,899
Astra Graphia Tbk PT	9,349,400	1,157,789
Bank Negara Indonesia Persero Tbk PT	7,019,500	2,438,555
Bank Rakyat Indonesia Persero Tbk PT	2,251,000	1,730,906
Bank Tabungan Pensiunan Nasional Tbk PT(a)	2,139,100	408,676
Panin Sekuritas Tbk PT	4,960,800	1,228,647
Petra Foods, Ltd.	1,572,400	2,716,260
Selamat Sempurna Tbk PT	14,442,000	5,175,380
Tempo Scan Pacific Tbk PT	15,553,000	1,931,697
Ultrajaya Milk Industry & Trading Co. Tbk PT(a)	3,254,500	949,303

		19,278,112

Ireland (0.72%)
Beazley PLC	436,900	2,448,940
Irish Residential Properties PLC, REIT	1,797,346	2,213,626

		4,662,566

Israel (0.09%)
Hamlet Israel-Canada, Ltd.	75,283	583,717

Italy (0.56%)
Brembo SpA	81,802	3,606,240

Japan (6.16%)
AIT Corp.	341,700	3,216,799
Amiyaki Tei Co., Ltd.	26,800	955,001
Anest Iwata Corp.	225,900	1,604,345
AP Company Co., Ltd.(a)	83,400	1,059,519
ARCLAND SERVICE Co., Ltd.	30,800	1,235,369
Benefit One, Inc.	44,200	780,194
CMIC Holdings Co., Ltd.	132,620	1,658,437
Descente, Ltd.	146,900	1,895,445

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	29

Grandeur Peak Global Opportunities Fund	Portfolio of Investments
October 31, 2015 (Unaudited)

	Shares	Value (Note 2)
Japan (continued)
Future Architect, Inc.	297,100	$1,629,901
GCA Savvian Corp.	299,900	3,539,054
Hard Off Corp. Co., Ltd.	177,100	2,251,358
JCU Corp.	53,200	1,897,953
MISUMI Group, Inc.	155,000	2,041,062
Monogatari Corp.	53,300	2,279,175
Naigai Trans Line, Ltd.	44,300	419,615
Prestige International, Inc.	262,900	2,583,901
SK Kaken Co., Ltd.	25,000	2,444,684
Syuppin Co., Ltd.	222,100	1,928,904
Trancom Co., Ltd.	137,370	6,648,221

		40,068,937

Jersey (0.11%)
Integrated Diagnostics Holdings PLC(a)(b)(c)	131,600	725,116

Luxembourg (0.77%)
Grand City Properties SA	65,900	1,316,000
L'Occitane International SA	1,843,753	3,720,524

		5,036,524

Malaysia (1.22%)
AEON Credit Service M Bhd	571,480	1,702,734
Berjaya Auto Bhd	5,111,400	2,498,589
Berjaya Food Bhd	640,500	372,730
Kossan Rubber Industries	940,000	1,783,287
My EG Services Bhd	2,328,200	1,604,160

		7,961,500

Mexico (0.84%)
Banregio Grupo Financiero SAB de CV	383,034	2,050,386
Credito Real SAB de CV SOFOM ER	1,451,843	3,427,931

		5,478,317

Netherlands (0.69%)
Aalberts Industries NV	97,522	3,170,553
Arcadis NV	51,721	1,305,282

		4,475,835

Norway (1.07%)
Medistim ASA	152,700	805,127
Skandiabanken ASA(a)(b)(c)	761,300	4,121,552
SpareBank 1 SMN	216,900	1,359,335
Zalaris ASA	158,444	689,961

		6,975,975

Philippines (1.07%)
Pepsi-Cola Products Philippines, Inc.	29,394,900	2,636,877

	Shares	Value (Note 2)
Philippines (continued)
Security Bank Corp.	1,419,640	$4,308,647

		6,945,524

Poland (0.17%)
Wawel SA	3,856	1,083,653

Singapore (0.65%)
CSE Global, Ltd.	4,531,250	1,601,091
Riverstone Holdings, Ltd.	1,864,600	2,648,693

		4,249,784

South Africa (2.06%)
Blue Label Telecoms, Ltd.	1,012,400	852,262
Cartrack Holdings, Ltd.	4,257,400	3,337,871
Clicks Group, Ltd.	347,649	2,539,729
EOH Holdings, Ltd.	167,000	1,846,304
Italtile, Ltd.	1,177,166	1,046,256
MiX Telematics, Ltd., Sponsored ADR	127,000	715,010
Super Group, Ltd.(a)	1,309,307	3,080,500

		13,417,932

South Korea (1.91%)
Hy-Lok Corp.	228,907	6,405,099
ISC Co., Ltd.	157,814	3,543,738
Koh Young Technology, Inc.	47,281	1,378,969
KONA I Co., Ltd.	34,980	1,124,527

		12,452,333

Sweden (2.81%)
AddTech AB, Class B	208,827	2,969,782
Beijer Alma AB	95,000	2,201,661
Bufab Holding AB	448,300	2,356,008
HIQ International AB	107,868	612,345
Indutrade AB	75,000	3,581,649
Moberg Pharma AB(a)	245,880	1,525,319
Nibe Industrier AB, Class B	95,100	3,062,194
Opus Group AB	1,671,640	1,095,702
Sweco AB, Class B	58,800	860,298

		18,264,958

Switzerland (1.31%)
Luxoft Holding, Inc.(a)	29,425	1,960,882
VZ Holding AG	20,975	6,535,788

		8,496,670

Taiwan (5.00%)
ASPEED Technology, Inc.	261,237	2,900,979
Cub Elecparts, Inc.	315,948	3,980,555
Novatek Microelectronics Corp.	602,000	2,058,373
On-Bright Electronics, Inc.	464,900	2,441,679

See Notes to Financial Statements.

30	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Opportunities Fund	Portfolio of Investments
October 31, 2015 (Unaudited)

	Shares	Value (Note 2)
Taiwan (continued)
Polytronics Technology Corp.	1,898,200	$3,683,725
Silergy Corp.	424,852	4,351,450
Sinmag Equipment Corp.	240,842	842,040
Sporton International, Inc.	813,803	4,938,444
Test Research, Inc.	746,708	1,313,384
TSC Auto ID Technology Co., Ltd.	145,200	1,131,597
UDE Corp.	1,619,000	1,987,375
Voltronic Power Technology Corp.	224,210	2,873,115

		32,502,716

Thailand (0.58%)
Ananda Development PCL	13,412,000	1,568,677
Premier Marketing PCL	7,758,000	2,224,829

		3,793,506

Turkey (0.20%)
EGE Seramik Sanayi ve Ticaret AS	952,000	1,283,309

United Arab Emirates (0.13%)
Aramex PJSC(a)	988,170	831,322

United States (30.07%)
Abaxis, Inc.	22,805	1,145,039
Alamo Group, Inc.	27,000	1,266,840
Amsurg Corp.(a)	51,730	3,625,756
Aratana Therapeutics, Inc.(a)	56,125	392,314
BioDelivery Sciences International, Inc.(a)	415,675	2,236,331
Cardiovascular Systems, Inc.(a)	97,375	1,334,037
Cempra, Inc.(a)	72,875	1,617,825
CRA International, Inc.(a)	79,694	1,864,840
Diamond Hill Investment Group, Inc.	32,250	6,451,612
DXP Enterprises, Inc.(a)	32,075	970,589
Enphase Energy, Inc.(a)	351,200	1,264,320
EPAM Systems, Inc.(a)	67,625	5,230,794
Escalade, Inc.	79,764	1,182,900
ExlService Holdings, Inc.(a)	63,100	2,792,806
Fastenal Co.	44,225	1,731,851
First Cash Financial Services, Inc.(a)	69,650	2,657,147
First Republic Bank	250,000	16,327,500
FormFactor, Inc.(a)	209,475	1,726,074
Fresh Market, Inc.(a)	187,800	4,679,976
Genpact, Ltd.(a)	106,300	2,634,114
Gentex Corp.	126,825	2,078,662

	Shares	Value (Note 2)
United States (continued)
Grand Canyon Education, Inc.(a)	52,750	$2,192,290
Hennessy Advisors, Inc.	49,599	1,383,812
Hibbett Sports, Inc.(a)	56,450	1,928,332
Home BancShares, Inc.	101,050	4,337,066
Horizon Global Corp.(a)	71,755	630,726
Inphi Corp.(a)	238,375	7,096,424
IPC Healthcare, Inc.(a)	10,525	826,213
Jones Energy, Inc., Class A(a)	80,340	412,948
K2M Group Holdings, Inc.(a)	97,600	1,781,200
Knight Transportation, Inc.	378,720	9,627,062
LGI Homes, Inc.(a)	100,426	2,814,941
Littelfuse, Inc.	15,075	1,506,445
Malibu Boats, Inc., Class A(a)	197,250	2,802,923
Manitex International, Inc.(a)	221,355	1,418,886
MarketAxess Holdings, Inc.	53,475	5,417,552
MaxLinear, Inc., Class A(a)	144,400	1,877,200
MEDNAX, Inc.(a)	48,850	3,442,460
Microchip Technology, Inc.	60,520	2,922,511
MSC Industrial Direct Co., Inc., Class A	26,425	1,658,697
Navigant Consulting, Inc.(a)	114,160	1,963,552
NorthStar Asset Management Group, Inc.	178,925	2,617,673
NorthStar Realty Finance Corp., REIT	355,300	4,267,153
Perficient, Inc.(a)	100,700	1,683,704
Power Integrations, Inc.	205,900	10,420,599
PRA Group, Inc.(a)	59,025	3,234,570
Resources Connection, Inc.	293,415	5,266,799
Roadrunner Transportation Systems, Inc.(a)	604,900	6,436,136
Signature Bank(a)	23,350	3,477,282
Silicon Laboratories, Inc.(a)	97,640	4,879,071
Spirit Airlines, Inc.(a)	50,450	1,872,704
Sportsman's Warehouse Holdings, Inc.(a)	310,250	3,338,290
Sprouts Farmers Market, Inc.(a)	28,475	580,321
STAAR Surgical Co.(a)	454,575	3,704,786
SVB Financial Group(a)	16,600	2,026,362
Synaptics, Inc.(a)	24,325	2,069,814
Syntel, Inc.(a)	82,000	3,857,280
Transcat, Inc.(a)	14,102	135,661
TriMas Corp.(a)	119,700	2,395,197
Tumi Holdings, Inc.(a)	85,800	1,375,374
Universal Truckload Services, Inc.	297,332	4,751,365
Veracyte, Inc.(a)	198,373	1,291,408
Virtusa Corp.(a)	71,750	4,120,603

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	31

Grandeur Peak Global Opportunities Fund	Portfolio of Investments
October 31, 2015 (Unaudited)

	Shares	Value (Note 2)
United States (continued)
Vitamin Shoppe, Inc.(a)	88,900	$2,550,541

		195,605,260

Vietnam (0.16%)
DHG Pharmaceutical JSC	72,440	230,272
Vietnam Dairy Products JSC	152,000	803,027

		1,033,299

TOTAL COMMON STOCKS (Cost $577,337,889)		645,848,891

PREFERRED STOCKS (0.38%)
Brazil (0.38%)
Banco ABC Brasil SA	15,586	34,352
Banco Daycoval SA	1,078,400	2,460,728

		2,495,080

TOTAL PREFERRED STOCKS (Cost $5,185,970)		2,495,080

TOTAL INVESTMENTS (99.67%) (Cost $582,523,859)		$648,343,971

Assets In Excess Of Other Liabilities (0.33%)		2,142,499

NET ASSETS (100.00%)		$650,486,470

(a)	Non-Income Producing Security.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2015, these securities had a total aggregate market value of $7,078,456, representing 1.09% of net assets.

(c)

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of October 31, 2015, the aggregate market value of those securities was $9,214,207, representing 1.42% of net assets.

(d)	Fair valued security under the procedures approved by the Fund's Board of Trustees.

Common Abbreviations:

AB - Aktiebolag is the Swedish equivalent of the term corporation.

ADR - American Depositary Receipt.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

A/S - Aktieselskab is the Danish term for a stock-based corporation.

AS - Anonim Sirketi is the Turkish term for joint stock company.

ASA - Allmennaksjeselskap is the Norwegian term for a public limited company.

Bhd - Berhad is the Malaysian term for public limited company.

ER - Regulated Entity.

JSC - Joint Stock Company.

Ltd. - Limited.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PCL - Public Company Limited.

PJSC - Public Joint Stock Company.

PLC - Public Limited Company.

REIT - Real Estate Investment Trust.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

SAB de CV - A variable capital company.

SE - A European Company which can operate on a Europe-wide basis and be governed by community law directly applicable in all member states.

SOFOM - Sociedad financiera de objeto multiple is the Spanish term for a multiple purpose financial institution.

SpA - Societa per Azione.

Tbk PT - Terbuka Perseroan Terbatas is an Indonesian term for a limited liability company.

Holdings are subject to change, and may not reflect the current or future position of the portfolio.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Financial Statements.

32	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Reach Fund	Portfolio of Investments
October 31, 2015 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (99.55%)
Australia (1.89%)
Austbrokers Holdings, Ltd.	127,702	$855,094
Beacon Lighting Group, Ltd.	545,100	699,679
Countplus, Ltd.	807,288	546,893
CTI Logistics, Ltd.	312,888	276,669
LifeHealthcare Group, Ltd.	140,900	309,466
Magellan Financial Group, Ltd.	95,664	1,536,951
Reject Shop, Ltd.	195,595	1,604,006

		5,828,758

Austria (0.36%)
Palfinger AG	39,848	1,120,887

Belgium (0.26%)
Melexis NV	16,185	789,334

Brazil (1.32%)
CETIP SA - Mercados Organizados	145,790	1,289,090
FPC Par Corretora de Seguros SA	224,200	627,275
M Dias Branco SA	46,200	837,375
Mills Estruturas e Servicos de Engenharia SA(a)	76,700	89,099
Odontoprev SA	283,300	725,779
Tegma Gestao Logistica	181,400	169,333
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	30,100	341,777

		4,079,728

Britain (6.54%)
AB Dynamics PLC	191,800	773,201
Abcam PLC	174,089	1,612,939
Arrow Global Group PLC	244,100	936,999
Bioventix PLC	22,900	390,977
Bovis Homes Group PLC	27,074	427,808
Cambian Group PLC	371,100	926,783
Clinigen Group PLC	374,430	3,645,156
Diploma PLC	47,700	471,723
dotdigital group PLC	1,901,856	1,216,740
EMIS Group PLC	38,896	643,394
Exova Group PLC	128,000	293,521
Gamma Communications PLC	186,125	1,101,814
IDOX PLC	768,700	506,600
IG Group Holdings PLC	139,443	1,624,065
Koovs PLC(a)	326,300	186,119
On the Beach Group PLC(a)(b)(c)	81,700	263,863

	Shares	Value (Note 2)
Britain (continued)
Oxford Immunotec Global PLC(a)	77,025	$965,894
RPS Group PLC	166,299	602,462
Sprue Aegis PLC	149,400	719,735
Telit Communications PLC(a)	232,900	894,007
Topps Tiles PLC	373,695	838,209
Ultra Electronics Holdings PLC	10,750	278,911
Victrex PLC	23,600	673,063
WANdisco PLC(a)	100,245	197,036

		20,191,019

British Virgin Islands (0.10%)
SafeCharge International Group, Ltd.	76,000	312,822

Canada (1.99%)
Bankers Petroleum, Ltd.(a)	179,806	302,519
Biosyent, Inc.(a)	14,800	79,342
Cipher Pharmaceuticals, Inc.(a)	278,400	1,149,710
Delphi Energy Corp.(a)	411,600	229,786
DIRTT Environmental Solutions(a)	66,100	349,810
Halogen Software, Inc.(a)	11,995	81,184
Home Capital Group, Inc.	83,109	2,024,336
Stantec, Inc.	33,820	848,862
TransForce, Inc.	54,596	1,068,037

		6,133,586

Chile (0.22%)
Banco de Chile	6,420,048	679,371

China (7.84%)
51job, Inc., ADR(a)	9,900	334,719
AAC Technologies Holdings, Inc.	78,000	497,149
BBI Life Sciences Corp.(c)	4,218,000	1,093,874
China Lesso Group Holdings, Ltd.	2,356,000	1,918,092
China Medical System Holdings, Ltd.	2,534,000	3,498,284
China South City Holdings, Ltd.	2,505,000	601,153
Consun Pharmaceutical Group, Ltd.	641,000	377,127
Dongpeng Holdings Co., Ltd.	2,408,000	900,988
Goldpac Group, Ltd.	382,000	198,625
Le Saunda Holdings, Ltd.	2,433,200	649,850
Man Wah Holdings, Ltd.	5,834,600	6,684,805

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	33

Grandeur Peak Global Reach Fund	Portfolio of Investments
October 31, 2015 (Unaudited)

	Shares	Value (Note 2)
China (continued)
Mindray Medical International, Ltd., ADR	19,725	$473,005
Noah Holdings, Ltd., Sponsored ADR(a)	19,275	540,085
O2Micro International, Ltd., ADR(a)	317,894	556,315
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	855,000	593,490
Sihuan Pharmaceutical Holdings Group, Ltd.(d)	1,097,000	372,243
Technovator International, Ltd.(a)	813,000	511,888
Tsui Wah Holdings, Ltd.	2,957,000	667,658
Vitasoy International Holdings, Ltd.	922,000	1,536,944
WuXi PharmaTech Cayman, Inc., ADR(a)	38,010	1,699,047
Xiabuxiabu Catering Management China Holdings Co., Ltd.(b)(c)	988,000	484,401

		24,189,742

Colombia (0.77%)
Gran Tierra Energy, Inc.(a)	523,050	1,255,320
Parex Resources, Inc.(a)	149,261	1,120,941

		2,376,261

Denmark (0.55%)
Ringkjoebing Landbobank A/S	4,307	921,430
Topdanmark A/S(a)	29,272	779,453

		1,700,883

Finland (0.28%)
Aktia Bank OYJ	72,700	876,992

France (2.16%)
1000mercis	4,350	178,185
Akka Technologies	16,594	458,015
Alten SA	15,200	788,933
Ausy(a)	16,438	687,974
Esker SA	26,009	870,608
Infotel SA	21,960	742,319
Medicrea International(a)	86,569	699,688
MGI Digital Graphic Technology(a)	20,119	648,672
Neurones	19,682	368,802
Prodware	56,904	416,746
SoluCom	10,233	635,779

	Shares	Value (Note 2)
France (continued)
Thermador Groupe	1,943	$181,613

		6,677,334

Georgia (0.59%)
Bank of Georgia Holdings PLC	59,400	1,831,423

Germany (2.41%)
Bertrandt AG	5,377	630,898
CANCOM SE	17,400	683,559
Elmos Semiconductor AG	36,653	544,124
ElringKlinger AG	38,814	869,216
First Sensor AG(a)	84,919	1,056,609
Nexus AG	39,685	713,944
Norma Group SE	15,160	777,938
PATRIZIA Immobilien AG(a)	44,638	1,227,891
Wirecard AG	18,096	935,365

		7,439,544

Greece (0.30%)
Sarantis SA	114,898	928,655

Hong Kong (2.34%)
International Housewares Retail Co., Ltd.	7,762,000	1,622,383
Samsonite International SA	722,400	2,139,070
Sinosoft Technology Group, Ltd.	1,225,000	698,591
Value Partners Group, Ltd.	2,583,000	2,756,098

		7,216,142

India (8.08%)
AIA Engineering, Ltd.	41,000	601,808
Ajanta Pharma, Ltd.	20,418	484,133
Bajaj Finance, Ltd.	14,400	1,150,843
City Union Bank, Ltd.	669,400	920,944
Container Corp. of India, Ltd.	13,600	275,798
Credit Analysis & Research, Ltd.	41,800	831,394
Cyient, Ltd.	146,700	1,205,457
Dewan Housing Finance Corp., Ltd.	314,800	1,082,976
Eros International Media, Ltd.(a)	44,328	187,806
Glenmark Pharmaceuticals, Ltd.	42,400	643,348
Hinduja Global Solutions, Ltd.	111,289	802,074
IFGL Refractories, Ltd.	108,100	182,552
Igarashi Motors India, Ltd.	64,087	603,062

See Notes to Financial Statements.

34	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Reach Fund	Portfolio of Investments
October 31, 2015 (Unaudited)

	Shares	Value (Note 2)
India (continued)
Indiabulls Housing Finance, Ltd.	84,278	$929,321
Inox Wind, Ltd.(a)	154,698	939,859
Jammu & Kashmir Bank, Ltd.	574,500	731,478
Kolte-Patil Developers, Ltd.	337,200	898,925
Kovai Medical Center and Hospital	4,000	55,720
La Opala RG, Ltd.	74,505	621,170
MBL Infrastructures, Ltd.	329,406	1,057,860
MT Educare, Ltd.	738,717	1,551,594
Persistent Systems, Ltd.	35,132	346,938
PI Industries, Ltd.	45,500	465,410
Poly Medicure, Ltd.	81,374	426,577
Sintex Industries, Ltd.	355,000	548,975
Somany Ceramics, Ltd.	35,762	177,811
Supreme Industries, Ltd.	45,000	433,885
Time Technoplast, Ltd.	896,073	768,611
UFO Moviez India, Ltd.(a)	71,483	601,553
Vaibhav Global, Ltd.	102,142	757,018
Vesuvius India, Ltd.	24,830	267,394
WNS Holdings, Ltd., ADR(a)	95,125	3,240,909
Yes Bank, Ltd.	98,000	1,137,772

		24,930,975

Indonesia (2.98%)
Astra Graphia Tbk PT	847,000	104,889
Bank Negara Indonesia Persero Tbk PT	3,492,000	1,213,111
Bank Rakyat Indonesia Persero Tbk PT	1,106,500	850,843
Bank Tabungan Pensiunan Nasional Tbk PT(a)	1,961,900	374,822
Bekasi Fajar Industrial Estate Tbk PT	22,956,500	639,008
Panin Sekuritas Tbk PT	2,425,000	600,603
Petra Foods, Ltd.	1,017,500	1,757,692
Selamat Sempurna Tbk PT	7,197,200	2,579,161
Tempo Scan Pacific Tbk PT	5,739,800	712,888
Ultrajaya Milk Industry & Trading Co. Tbk PT(a)	1,251,500	365,049

		9,198,066

Ireland (0.56%)
Irish Residential Properties PLC, REIT	1,406,640	1,732,430

Israel (1.37%)
Caesarstone Sdot-Yam, Ltd.	7,115	252,653
Hamlet Israel-Canada, Ltd.	124,669	966,639
Sarine Technologies, Ltd.	311,000	346,320
Silicom, Ltd.	23,449	776,631

	Shares	Value (Note 2)
Israel (continued)
Wix.com, Ltd.(a)	85,525	$1,891,813

		4,234,056

Italy (0.53%)
Brembo SpA	37,105	1,635,773

Japan (5.92%)
AIT Corp.	70,200	660,870
Amiyaki Tei Co., Ltd.	16,400	584,404
Anest Iwata Corp.	156,700	1,112,885
AP Company Co., Ltd.(a)	91,900	1,167,504
Central Automotive Products, Ltd.	90,000	655,590
CMIC Holdings Co., Ltd.	42,400	530,220
CyberAgent, Inc.	7,500	310,765
Daikokutenbussan Co., Ltd.	3,600	124,107
Descente, Ltd.	47,900	618,052
Future Architect, Inc.	140,900	772,982
GCA Savvian Corp.	100,200	1,182,438
Hard Off Corp. Co., Ltd.	195,300	2,482,723
JCU Corp.	15,800	563,678
MISUMI Group, Inc.	54,100	712,397
Monogatari Corp.	16,900	722,665
Naigai Trans Line, Ltd.	15,200	143,976
Prestige International, Inc.	53,900	529,754
Quick Co., Ltd.	17,000	122,425
Sawai Pharmaceutical Co., Ltd.	13,100	843,515
SK Kaken Co., Ltd.	6,000	586,724
Syuppin Co., Ltd.	179,900	1,562,403
TPR Co., Ltd.	46,300	1,143,016
Trancom Co., Ltd.	15,400	745,305
Trust Tech, Inc.	5,700	108,124
World Holdings Co., Ltd.	19,000	274,285

		18,260,807

Jersey (0.11%)
Integrated Diagnostics Holdings PLC(a)(b)(c)	62,700	345,477

Luxembourg (1.02%)
Globant SA(a)	27,988	967,545
Grand City Properties SA	39,700	792,795
L'Occitane International SA	689,000	1,390,339

		3,150,679

Malaysia (1.50%)
7-Eleven Malaysia Holdings Bhd	2,119,600	700,613
AEON Credit Service M Bhd	241,800	720,447
Berjaya Auto Bhd	3,150,800	1,540,195
Berjaya Food Bhd	1,669,300	971,427

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	35

Grandeur Peak Global Reach Fund	Portfolio of Investments
October 31, 2015 (Unaudited)

	Shares	Value (Note 2)
Malaysia (continued)
CB Industrial Product Holding Bhd	876,633	$404,035
Uzma Bhd	556,000	284,730

		4,621,447

Mexico (0.78%)
Banregio Grupo Financiero SAB de CV	139,557	747,051
Credito Real SAB de CV SOFOM ER	700,035	1,652,845

		2,399,896

Netherlands (0.79%)
Aalberts Industries NV	65,582	2,132,147
Arcadis NV	12,200	307,891

		2,440,038

New Zealand (0.31%)
Trilogy International, Ltd.	801,257	954,925

Norway (1.74%)
Medistim ASA	75,150	396,236
Multiconsult ASA(a)(b)(c)	26,300	296,375
RenoNorden ASA	66,800	302,680
Skandiabanken ASA(a)(b)(c)	516,700	2,797,328
SpareBank 1 SMN	155,100	972,028
Zalaris ASA	138,000	600,936

		5,365,583

Philippines (1.56%)
Concepcion Industrial Corp.	594,600	590,536
Pepsi-Cola Products Philippines, Inc.	18,617,100	1,670,052
Puregold Price Club, Inc.	922,700	709,466
Robinsons Land Corp.	970,300	634,156
Security Bank Corp.	400,700	1,216,135

		4,820,345

Poland (0.65%)
KRUK SA	13,535	644,290
Wawel SA	3,062	860,515
Work Service SA	122,000	489,345

		1,994,150

Russia (0.02%)
MD Medical Group Investments PLC, GDR(c)	11,855	62,239

Singapore (0.46%)
CSE Global, Ltd.	1,958,000	691,848
Riverstone Holdings, Ltd.	191,400	271,887

	Shares	Value (Note 2)
Singapore (continued)
Super Group, Ltd.	734,000	$471,554

		1,435,289

South Africa (3.56%)
ARB Holdings, Ltd.	1,473,866	574,040
Blue Label Telecoms, Ltd.	1,589,100	1,337,742
Cartrack Holdings, Ltd.	1,975,900	1,549,138
Clicks Group, Ltd.	173,700	1,268,955
Comair, Ltd.	2,556,226	591,078
EOH Holdings, Ltd.	52,600	581,530
Interwaste Holdings, Ltd.(a)	10,371,624	899,339
Invicta Holdings, Ltd.	143,688	633,353
Italtile, Ltd.	921,472	818,997
MiX Telematics, Ltd., Sponsored ADR	95,929	540,080
OneLogix Group, Ltd.	945,253	334,687
Super Group, Ltd.(a)	449,700	1,058,041
Transaction Capital, Ltd.	1,061,100	816,585

		11,003,565

South Korea (2.97%)
Bluecom Co., Ltd.	38,500	428,885
DGB Financial Group, Inc.	156,500	1,455,112
Duk San Neolux Co., Ltd.(a)	16,642	334,285
Hy-Lok Corp.	49,340	1,380,594
Interpark Holdings Corp.	103,500	1,062,190
ISC Co., Ltd.	69,151	1,552,796
Koh Young Technology, Inc.	13,143	383,321
Solueta Co., Ltd.(a)	57,000	373,484
TechWing, Inc.	71,000	617,797
Vitzrocell Co., Ltd.	105,375	1,321,751
Wins Co., Ltd.	22,000	247,007

		9,157,222

Spain (0.00%)(e)
Let's GOWEX SA(a)(d)	10,700	1

Sri Lanka (0.69%)
Hemas Holdings PLC	1,654,561	959,166
Royal Ceramics Lanka PLC	1,460,600	1,159,329

		2,118,495

Sweden (1.50%)
AddTech AB, Class B	10,700	152,168
B&B Tools AB, Class B	25,538	333,291
Bufab Holding AB	131,150	689,249
HIQ International AB	90,026	511,059
Indutrade AB	7,400	353,389
Moberg Pharma AB(a)	111,100	689,210
Odd Molly International AB	64,088	323,307
Opus Group AB	894,618	586,391
Sweco AB, Class B	11,500	168,256

See Notes to Financial Statements.

36	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Reach Fund	Portfolio of Investments
October 31, 2015 (Unaudited)

	Shares	Value (Note 2)
Sweden (continued)
Tethys Oil AB	58,600	$361,811
Vitec Software Group AB, Class B	13,500	474,042

		4,642,173

Switzerland (1.01%)
Baloise Holding AG	5,700	684,496
Luxoft Holding, Inc.(a)	8,525	568,106
VZ Holding AG	5,950	1,854,014

		3,106,616

Taiwan (5.13%)
ASPEED Technology, Inc.	86,771	963,573
Chailease Holding Co., Ltd.	387,000	742,683
Chipbond Technology Corp.	162,000	231,546
Cub Elecparts, Inc.	146,510	1,845,845
Dr Wu Skincare Co., Ltd.	161,000	1,091,072
DYNACOLOR, Inc.	239,000	387,983
Godex International Co., Ltd.	181,650	414,068
I Yuan Precision Ind Co., Ltd.	110,000	391,363
Novatek Microelectronics Corp.	206,000	704,360
On-Bright Electronics, Inc.	135,000	709,027
Pacific Hospital Supply Co., Ltd.	278,000	579,747
Polytronics Technology Corp.	348,000	675,343
Richtek Technology Corp.	12,485	72,879
Silergy Corp.	130,925	1,340,970
Sinmag Equipment Corp.	194,371	679,567
Sitronix Technology Corp.	109,000	306,550
Solidwizard Technology Co., Ltd.	74,000	234,787
Sporton International, Inc.	278,630	1,690,825
Test Research, Inc.	488,440	859,116
TSC Auto ID Technology Co., Ltd.	63,600	495,658
Tung Thih Electronic Co., Ltd.	88,000	725,122
UDE Corp.	552,000	677,598

		15,819,682

Thailand (0.65%)
Ananda Development PCL	8,100,100	947,393
Jubilee Enterprise PCL	131,700	75,538
Premier Marketing PCL	3,478,100	997,445

		2,020,376

Turkey (0.57%)
EGE Seramik Sanayi ve Ticaret AS	662,900	893,598

	Shares	Value (Note 2)
Turkey (continued)
Pinar SUT Mamulleri Sanayii AS	132,600	$866,444

		1,760,042

United States (24.40%)
2U, Inc.(a)	17,800	373,444
Abaxis, Inc.	5,575	279,921
Alamo Group, Inc.	13,253	621,831
Alliance Fiber Optic Products, Inc.	57,300	779,853
Amsurg Corp.(a)	20,537	1,439,438
Aratana Therapeutics, Inc.(a)	78,675	549,938
BioDelivery Sciences International, Inc.(a)	187,975	1,011,305
Cempra, Inc.(a)	19,550	434,010
Chase Corp.	8,050	357,500
CRA International, Inc.(a)	10,450	244,530
Demandware, Inc.(a)	7,100	402,570
Diamond Hill Investment Group, Inc.	5,650	1,130,282
DXP Enterprises, Inc.(a)	22,000	665,720
Enphase Energy, Inc.(a)	140,400	505,440
EPAM Systems, Inc.(a)	9,300	719,355
ePlus, Inc.(a)	12,800	1,080,576
Escalade, Inc.	86,744	1,286,414
Evolent Health, Inc., Class A(a)	20,100	258,285
ExlService Holdings, Inc.(a)	20,700	916,182
Fastenal Co.	16,125	631,455
First Cash Financial Services, Inc.(a)	21,150	806,872
First Republic Bank	94,050	6,142,405
FormFactor, Inc.(a)	83,099	684,736
Fresh Market, Inc.(a)	67,874	1,691,420
Genesee & Wyoming, Inc., Class A(a)	4,575	306,983
Genpact, Ltd.(a)	23,575	584,188
Gentex Corp.	50,375	825,646
Geospace Technologies Corp.(a)	10,260	157,594
Hennessy Advisors, Inc.	25,050	698,895
Hibbett Sports, Inc.(a)	13,400	457,744
Home BancShares, Inc.	40,175	1,724,311
Horizon Global Corp.(a)	32,240	283,390
Inphi Corp.(a)	102,600	3,054,402
IPC Healthcare, Inc.(a)	9,800	769,300
Jones Energy, Inc., Class A(a)	56,525	290,539
K2M Group Holdings, Inc.(a)	27,975	510,544
Knight Transportation, Inc.	37,800	960,876
LGI Homes, Inc.(a)	35,375	991,561
Littelfuse, Inc.	5,325	532,127
Malibu Boats, Inc., Class A(a)	85,750	1,218,508

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	37

Grandeur Peak Global Reach Fund	Portfolio of Investments
October 31, 2015 (Unaudited)

	Shares	Value (Note 2)
United States (continued)
Manitex International, Inc.(a)	47,677	$305,610
Marin Software, Inc.(a)	96,400	345,112
MarketAxess Holdings, Inc.	9,005	912,297
Mastech Holdings, Inc.(a)	69,747	561,463
MaxLinear, Inc., Class A(a)	87,150	1,132,950
MCBC Holdings, Inc.(a)	34,475	454,036
MEDNAX, Inc.(a)	15,125	1,065,859
Microchip Technology, Inc.	13,775	665,195
Misonix, Inc.(a)	38,545	429,391
MSC Industrial Direct Co., Inc., Class A	12,950	812,872
Navigant Consulting, Inc.(a)	23,800	409,360
NorthStar Asset Management Group, Inc.	49,975	731,134
NorthStar Realty Finance Corp., REIT	139,825	1,679,298
NxStage Medical, Inc.(a)	68,800	1,149,648
Palo Alto Networks, Inc.(a)	2,300	370,300
Patrick Industries, Inc.(a)	23,375	948,558
Paycom Software, Inc.(a)	9,725	369,647
Perficient, Inc.(a)	28,025	468,578
Power Integrations, Inc.	36,440	1,844,228
PRA Group, Inc.(a)	17,250	945,300
Proto Labs, Inc.(a)	10,275	666,231
Quanta Services, Inc.(a)	39,700	798,367
RealPage, Inc.(a)	15,975	269,978
Reis, Inc.	17,200	418,648
Resources Connection, Inc.	33,700	604,915
Roadrunner Transportation Systems, Inc.(a)	249,850	2,658,404
Signature Bank(a)	13,350	1,988,082
Silicon Laboratories, Inc.(a)	22,500	1,124,325
Spirit Airlines, Inc.(a)	7,325	271,904
Sportsman's Warehouse Holdings, Inc.(a)	111,400	1,198,664
Sprouts Farmers Market, Inc.(a)	34,875	710,753
STAAR Surgical Co.(a)	57,611	469,530
SVB Financial Group(a)	5,925	723,265
Swift Transportation Co.(a)	30,575	477,887
Synaptics, Inc.(a)	17,200	1,463,548
Syntel, Inc.(a)	14,175	666,792
Textura Corp.(a)	20,250	594,540
Transcat, Inc.(a)	197,402	1,899,007
TriMas Corp.(a)	58,825	1,177,088
TubeMogul, Inc.(a)	57,420	686,169
Tumi Holdings, Inc.(a)	40,875	655,226
Universal Truckload Services, Inc.	52,200	834,156
Veracyte, Inc.(a)	88,438	575,731

	Shares	Value (Note 2)
United States (continued)
Virtusa Corp.(a)	8,300	$476,669
Vitamin Shoppe, Inc.(a)	50,025	1,435,217
WW Grainger, Inc.	2,275	477,750

		75,303,772

Vietnam (0.77%)
Binh Minh Plastics JSC	70,930	409,660
DHG Pharmaceutical JSC	101,666	323,176
PetroVietnam Drilling and Well Services JSC	269,330	443,749
Traphaco JSC	89,000	330,729
Vietnam Dairy Products JSC	117,163	618,980
Vietnam Sun Corp.	177,998	252,626

		2,378,920

TOTAL COMMON STOCKS (Cost $310,793,169)		307,265,520

PREFERRED STOCKS (0.55%)
Brazil (0.46%)
Banco ABC Brasil SA	4,026	8,873
Banco Daycoval SA	267,200	609,706
Itau Unibanco Holding SA	115,100	790,006

		1,408,585

Colombia (0.09%)
Bancolombia SA	33,027	286,378

TOTAL PREFERRED STOCKS (Cost $2,153,584)		1,694,963

TOTAL INVESTMENTS (100.10%) (Cost $312,946,753)		$308,960,483

Liabilities In Excess Of Other Assets (-0.10%)		(316,403)

NET ASSETS (100.00%)		$308,644,080

(a)	Non-Income Producing Security.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2015, these securities had a total aggregate market value of $4,187,444, representing 1.36% of net assets.

See Notes to Financial Statements.

38	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Reach Fund	Portfolio of Investments
October 31, 2015 (Unaudited)

(c)

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of October 31, 2015, the aggregate market value of those securities was $5,343,557, representing 1.73% of net assets.

(d)	Fair valued security under the procedures approved by the Fund's Board of Trustees.
(e)	Less than 0.005%.

Common Abbreviations:

AB - Aktiebolag is the Swedish equivalent of the term corporation.

ADR - American Depositary Receipt.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

A/S - Aktieselskab is the Danish term for a stock-based corporation.

AS - Anonim Sirketi is the Turkish term for joint stock company.

ASA - Allmennaksjeselskap is the Norwegian term for a public limited company.

Bhd - Berhad is the Malaysian term for public limited company.

ER - Regulated Entity.

GDR - Global Depositary Receipt.

JSC - Joint Stock Company.

Ltd. - Limited.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

OYJ - Osakeyhtio is the Finnish equivalent of a public limited company.

PCL - Public Company Limited.

PLC - Public Limited Company.

REIT - Real Estate Investment Trust.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

SAB de CV - A variable capital company.

SE - A European Company which can operate on a Europe-wide basis and be governed by community law directly applicable in all member states.

SOFOM - Sociedad financiera de objeto multiple is the Spanish term for a multiple purpose financial institution.

SpA - Societa per Azione.

Tbk PT - Terbuka Perseroan Terbatas is an Indonesian term for a limited liability company.

Holdings are subject to change, and may not reflect the current or future position of the portfolio.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	39

Grandeur Peak Global Stalwarts Fund	Portfolio of Investments
October 31, 2015 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (91.87%)
Australia (0.65%)
Magellan Financial Group, Ltd.	6,585	$105,795

Belgium (0.75%)
Melexis NV	2,485	121,192

Brazil (1.10%)
CETIP SA - Mercados Organizados	14,525	128,431
M Dias Branco SA	2,725	49,391

		177,822

Britain (5.98%)
Abcam PLC	6,125	56,748
Bovis Homes Group PLC	4,975	78,612
Diploma PLC	26,750	264,541
Halma PLC	6,825	80,331
IG Group Holdings PLC	13,975	162,764
Ultra Electronics Holdings PLC	6,375	165,401
Victrex PLC	5,475	156,145

		964,542

Canada (4.04%)
Home Capital Group, Inc.	5,003	121,861
Stantec, Inc.	9,673	242,787
TransForce, Inc.	14,673	287,041

		651,689

Chile (0.72%)
Banco de Chile	1,093,000	115,661

China (6.03%)
AAC Technologies Holdings, Inc.	12,900	82,221
China Lesso Group Holdings, Ltd.	89,500	72,865
China Medical System Holdings, Ltd.	162,000	223,647
China South City Holdings, Ltd.	256,000	61,435
Man Wah Holdings, Ltd.	214,100	245,298
Mindray Medical International, Ltd., ADR	2,325	55,754
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	80,000	55,531
Vitasoy International Holdings, Ltd.	73,500	122,522

	Shares	Value (Note 2)
China (continued)
WuXi PharmaTech Cayman, Inc., ADR(a)	1,200	$53,640

		972,913

Denmark (0.78%)
Topdanmark A/S(a)	4,715	125,551

France (0.98%)
Alten SA	3,057	158,669

Germany (2.33%)
Bertrandt AG	875	102,666
Norma Group SE	1,590	81,591
PATRIZIA Immobilien AG(a)	2,685	73,858
Wirecard AG	2,300	118,885

		377,000

Hong Kong (3.29%)
Samsonite International SA	49,500	146,573
Value Partners Group, Ltd.	359,900	384,018

		530,591

India (4.84%)
AIA Engineering, Ltd.	8,200	120,362
Ajanta Pharma, Ltd.	2,275	53,943
Bajaj Finance, Ltd.	1,300	103,895
Glenmark Pharmaceuticals, Ltd.	3,700	56,141
Indiabulls Housing Finance, Ltd.	6,800	74,983
WNS Holdings, Ltd., ADR(a)	5,750	195,902
Yes Bank, Ltd.	15,200	176,471

		781,697

Indonesia (2.18%)
Bank Negara Indonesia Persero Tbk PT	399,000	138,612
Bank Rakyat Indonesia Persero Tbk PT	174,600	134,259
Petra Foods, Ltd.	45,500	78,599

		351,470

Israel (0.35%)
Caesarstone Sdot-Yam, Ltd.	1,575	55,928

Italy (1.06%)
Brembo SpA	3,883	171,182

Japan (6.70%)
Century Tokyo Leasing Corp.	3,600	123,361
CyberAgent, Inc.	5,900	244,469

See Notes to Financial Statements.

40	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Stalwarts Fund	Portfolio of Investments
October 31, 2015 (Unaudited)

	Shares	Value (Note 2)
Japan (continued)
MISUMI Group, Inc.	35,400	$466,152
Sawai Pharmaceutical Co., Ltd.	2,600	167,415
Suruga Bank, Ltd.	4,000	79,490

		1,080,887

Luxembourg (1.70%)
Grand City Properties SA	6,100	121,815
L'Occitane International SA	75,400	152,150

		273,965

Mexico (0.79%)
Banregio Grupo Financiero SAB de CV	23,800	127,402

Netherlands (2.04%)
Aalberts Industries NV	6,295	204,658
Arcadis NV	4,911	123,939

		328,597

Norway (0.26%)
TGS Nopec Geophysical Co. ASA	2,150	42,384

Philippines (2.42%)
Puregold Price Club, Inc.	204,000	156,856
Robinsons Retail Holdings, Inc.	70,900	116,451
Security Bank Corp.	38,800	117,759

		391,066

South Africa (0.71%)
EOH Holdings, Ltd.	10,350	114,427

South Korea (0.73%)
DGB Financial Group, Inc.	12,700	118,082

Sweden (3.71%)
Hexpol AB	11,912	116,003
Indutrade AB	5,125	244,746
Nibe Industrier AB, Class B	3,727	120,009
Svenska Handelsbanken AB, Class A	8,700	118,328
Sweco AB, Class B	29	424

		599,510

Switzerland (2.14%)
Baloise Holding AG	1,465	175,927
Luxoft Holding, Inc.(a)	1,250	83,300

	Shares	Value (Note 2)
Switzerland (continued)
VZ Holding AG	275	$85,690

		344,917

Taiwan (2.93%)
Catcher Technology Co., Ltd.	16,000	157,716
Chailease Holding Co., Ltd.	40,000	76,763
Largan Precision Co., Ltd.	2,000	156,175
Novatek Microelectronics Corp.	24,000	82,061

		472,715

United States (32.66%)
Amsurg Corp.(a)	4,000	280,360
Carter's, Inc.	875	79,520
Demandware, Inc.(a)	1,025	58,117
EPAM Systems, Inc.(a)	1,575	121,826
Fastenal Co.	5,050	197,758
First Republic Bank	5,950	388,594
Fresh Market, Inc.(a)	3,000	74,760
Genesee & Wyoming, Inc., Class A(a)	1,425	95,617
Genpact, Ltd.(a)	4,850	120,183
Gentex Corp.	9,950	163,080
Home BancShares, Inc.	1,675	71,891
Knight Transportation, Inc.	16,325	414,981
Littelfuse, Inc.	1,275	127,411
MarketAxess Holdings, Inc.	1,325	134,236
MEDNAX, Inc.(a)	3,425	241,360
Microchip Technology, Inc.	6,775	327,165
MSC Industrial Direct Co., Inc., Class A	1,775	111,417
NorthStar Asset Management Group, Inc.	4,625	67,664
NorthStar Realty Finance Corp., REIT	17,225	206,872
Palo Alto Networks, Inc.(a)	350	56,350
Paycom Software, Inc.(a)	1,625	61,766
Power Integrations, Inc.	5,700	288,477
PRA Group, Inc.(a)	2,925	160,290
Proto Labs, Inc.(a)	1,825	118,333
Quanta Services, Inc.(a)	8,150	163,897
SEI Investments Co.	1,825	94,572
Signature Bank(a)	775	115,413
Silicon Laboratories, Inc.(a)	3,300	164,901
Skechers USA, Inc., Class A(a)	1,575	49,140
Spirit Airlines, Inc.(a)	5,725	212,512
Sprouts Farmers Market, Inc.(a)	2,625	53,498
SVB Financial Group(a)	325	39,673
Synaptics, Inc.(a)	1,925	163,798

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	41

Grandeur Peak Global Stalwarts Fund	Portfolio of Investments
October 31, 2015 (Unaudited)

	Shares	Value (Note 2)
United States (continued)
Syntel, Inc.(a)	1,675	$78,792
Virtusa Corp.(a)	950	54,559
WW Grainger, Inc.	535	112,350

		5,271,133

TOTAL COMMON STOCKS (Cost $14,372,929)		14,826,787

PREFERRED STOCKS (1.10%)
Brazil (0.79%)
Itau Unibanco Holding SA	18,450	126,634

Colombia (0.31%)
Bancolombia SA	5,800	50,292

TOTAL PREFERRED STOCKS (Cost $177,824)		176,926

TOTAL INVESTMENTS (92.97%) (Cost $14,550,753)		$15,003,713

Assets In Excess Of Other Liabilities (7.03%)		1,134,065

NET ASSETS (100.00%)		$16,137,778

(a)	Non-Income Producing Security.

Common Abbreviations:

AB - Aktiebolag is the Swedish equivalent of the term corporation.

ADR - American Depositary Receipt.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

A/S - Aktieselskab is the Danish term for a stock-based corporation.

ASA - Allmennaksjeselskap is the Norwegian term for a public limited company.

Ltd. - Limited.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC - Public Limited Company.

REIT - Real Estate Investment Trust.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

SAB de CV - A variable capital company.

SE - A European Company which can operate on a Europe-wide basis and be governed by community law directly applicable in all member states.

SpA - Societa per Azione.

Tbk PT - Terbuka Perseroan Terbatas is an Indonesian term for a limited liability company.

Holdings are subject to change, and may not reflect the current or future position of the portfolio.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Financial Statements.

42	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak International Opportunities Fund	Portfolio of Investments
October 31, 2015 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (94.71%)
Australia (1.08%)
Countplus, Ltd.	122,193	$82,779
CTI Logistics, Ltd.	1,484,490	1,312,651
Magellan Financial Group, Ltd.	297,900	4,786,104
Medical Developments International, Ltd.(a)	653,338	1,537,454
Reject Shop, Ltd.	62,531	512,795

		8,231,783

Austria (1.07%)
Palfinger AG	288,740	8,121,983

Belgium (1.08%)
Melexis NV	168,684	8,226,633

Brazil (2.19%)
CETIP SA - Mercados Organizados	649,714	5,744,836
FPC Par Corretora de Seguros SA	646,500	1,808,802
Localiza Rent a Car SA	187,400	1,263,409
M Dias Branco SA	161,900	2,934,439
Odontoprev SA	501,000	1,283,499
Tegma Gestao Logistica	560,644	523,348
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	270,100	3,066,907

		16,625,240

Britain (10.83%)
Abcam PLC	543,066	5,031,521
Advanced Medical Solutions Group PLC	927,769	2,345,610
Arrow Global Group PLC	1,422,000	5,458,472
Bovis Homes Group PLC	225,351	3,560,865
Cambian Group PLC	1,022,200	2,552,837
Clinigen Group PLC	1,866,973	18,175,383
Diploma PLC	460,400	4,553,068
EMIS Group PLC	587,200	9,713,102
Exova Group PLC	464,000	1,064,013
IG Group Holdings PLC	833,365	9,706,036
On the Beach Group PLC(a)(b)(c)	815,500	2,633,784
Oxford Immunotec Global PLC(a)	205,130	2,572,330
RPS Group PLC	2,413,011	8,741,769
Tracsis PLC	253,100	1,691,428

	Shares	Value (Note 2)
Britain (continued)
Ultra Electronics Holdings PLC	167,000	$4,332,841

		82,133,059

British Virgin Islands (0.10%)
SafeCharge International Group, Ltd.	188,100	774,234

Canada (3.23%)
Biosyent, Inc.(a)	37,900	203,181
Cipher Pharmaceuticals, Inc.(a)	789,800	3,261,640
Delphi Energy Corp.(a)	1,057,100	590,152
DIRTT Environmental Solutions(a)	345,500	1,828,434
Halogen Software, Inc.(a)	136,700	925,203
Home Capital Group, Inc.	236,460	5,759,598
Richelieu Hardware, Ltd.	87,350	4,591,286
Stantec, Inc.	158,352	3,974,543
TransForce, Inc.	171,500	3,354,978

		24,489,015

China (9.51%)
BBI Life Sciences Corp.(c)	10,186,500	2,641,714
China Lesso Group Holdings, Ltd.	5,289,000	4,305,936
China Medical System Holdings, Ltd.	6,852,000	9,459,448
China Pioneer Pharma Holdings, Ltd.	857,000	374,839
China South City Holdings, Ltd.	8,121,000	1,948,889
Consun Pharmaceutical Group, Ltd.	2,275,000	1,338,477
Dongpeng Holdings Co., Ltd.	8,743,000	3,271,321
Far East Horizon, Ltd.	5,657,000	4,722,317
Goldpac Group, Ltd.	3,711,000	1,929,571
Le Saunda Holdings, Ltd.	6,169,680	1,647,774
Man Wah Holdings, Ltd.	15,933,200	18,254,950
Mindray Medical International, Ltd., ADR	86,550	2,075,469
Minth Group, Ltd.	1,665,000	3,458,635
Noah Holdings, Ltd., Sponsored ADR(a)	65,400	1,832,508
O2Micro International, Ltd., ADR(a)	1,030,316	1,803,053
Sihuan Pharmaceutical Holdings Group, Ltd.(d)	3,287,000	1,115,373
Tao Heung Holdings, Ltd.	2,203,700	696,600
Vitasoy International Holdings, Ltd.	2,163,338	3,606,215

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	43

Grandeur Peak International Opportunities Fund	Portfolio of Investments
October 31, 2015 (Unaudited)

	Shares	Value (Note 2)
China (continued)
WuXi PharmaTech Cayman, Inc., ADR(a)	148,550	$6,640,185
Xiabuxiabu Catering Management China Holdings Co., Ltd.(b)(c)	2,004,500	982,776

		72,106,050

Colombia (1.08%)
Gran Tierra Energy, Inc.(a)	1,662,637	3,990,329
Parex Resources, Inc.(a)	560,345	4,208,158

		8,198,487

Denmark (0.39%)
Ringkjoebing Landbobank A/S	13,763	2,944,424

Finland (0.46%)
Aktia Bank OYJ	288,873	3,484,722

France (2.84%)
Alten SA	72,700	3,773,384
ARGAN SA, REIT	90,350	2,048,667
Esker SA	75,800	2,537,280
Infotel SA	45,900	1,551,569
Medicrea International(a)	193,596	1,564,726
MGI Digital Graphic
Technology(a)	71,550	2,306,897
Neurones	79,220	1,484,428
Prodware	268,000	1,962,744
SoluCom	44,377	2,757,154
Thermador Groupe	16,307	1,524,220

		21,511,069

Georgia (1.00%)
Bank of Georgia Holdings PLC	245,711	7,575,770

Germany (4.07%)
Bertrandt AG	45,304	5,315,640
CANCOM SE	93,300	3,665,291
First Sensor AG(a)	211,764	2,634,883
Nexus AG	275,316	4,953,012
Norma Group SE	48,103	2,468,414
PATRIZIA Immobilien AG(a)	206,659	5,684,725
Softing AG	96,691	1,251,460
Wirecard AG	95,411	4,931,705

		30,905,130

Hong Kong (2.12%)
International Housewares Retail Co., Ltd.	10,854,000	2,268,661
Samsonite International SA	709,000	2,099,392

	Shares	Value (Note 2)
Hong Kong (continued)
Sinosoft Technology Group, Ltd.	3,132,000	$1,786,112
Value Partners Group, Ltd.	9,313,000	9,937,103

		16,091,268

India (7.15%)
AIA Engineering, Ltd.	131,924	1,936,413
Ajanta Pharma, Ltd.	153,805	3,646,881
Bajaj Finance, Ltd.	38,226	3,055,009
City Union Bank, Ltd.	1,976,565	2,719,308
Credit Analysis & Research, Ltd.	161,600	3,214,194
Cyient, Ltd.	434,267	3,568,439
Dewan Housing Finance Corp., Ltd.	1,033,000	3,553,729
Glenmark Pharmaceuticals, Ltd.	123,600	1,875,421
Hinduja Global Solutions, Ltd.	340,600	2,454,749
Indiabulls Housing Finance, Ltd.	225,000	2,481,043
Jammu & Kashmir Bank, Ltd.	1,821,000	2,318,574
Kolte-Patil Developers, Ltd.	816,794	2,177,451
KPIT Technologies, Ltd.	916,321	1,918,321
MBL Infrastructures, Ltd.	502,000	1,612,131
PC Jeweller, Ltd.	249,500	1,704,252
Poly Medicure, Ltd.	23,242	121,839
Supreme Industries, Ltd.	198,834	1,917,138
Time Technoplast, Ltd.	4,384,100	3,760,484
UFO Moviez India, Ltd.(a)	134,758	1,134,033
Vaibhav Global, Ltd.	260,500	1,930,678
WNS Holdings, Ltd., ADR(a)	209,750	7,146,182

		54,246,269

Indonesia (3.12%)
Astra Graphia Tbk PT	10,792,000	1,336,434
Bank Negara Indonesia Persero Tbk PT	10,245,000	3,559,085
Bank Tabungan Pensiunan Nasional Tbk PT(a)	2,566,200	490,273
Bekasi Fajar Industrial Estate Tbk PT	65,215,500	1,815,314
Express Transindo Utama Tbk PT(a)	22,620,500	378,454
Lippo Cikarang Tbk PT(a)	1,334,000	779,689
Panin Sekuritas Tbk PT	7,994,000	1,979,884
Petra Foods, Ltd.	1,854,600	3,203,749
Selamat Sempurna Tbk PT	16,888,700	6,052,170
Tempo Scan Pacific Tbk PT	19,383,500	2,407,448

See Notes to Financial Statements.

44	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak International Opportunities Fund	Portfolio of Investments
October 31, 2015 (Unaudited)

		Value
	Shares	(Note 2)

Indonesia (continued)
Ultrajaya Milk Industry & Trading Co. Tbk PT(a)	5,739,500	$1,674,152

		23,676,652

Ireland (1.52%)
Beazley PLC	624,500	3,500,487
Irish Residential Properties PLC, REIT	6,533,476	8,046,684

		11,547,171

Israel (0.49%)
Sarine Technologies, Ltd.	1,358,600	1,512,896
Wix.com, Ltd.(a)	99,150	2,193,198

		3,706,094

Italy (0.37%)
Brembo SpA	62,900	2,772,945

Japan (10.03%)
AIT Corp.	465,700	4,384,148
Anest Iwata Corp.	636,600	4,521,142
AP Company Co., Ltd.(a)	162,300	2,061,870
ARCLAND SERVICE Co., Ltd.	34,300	1,375,752
Benefit One, Inc.	60,200	1,062,617
CMIC Holdings Co., Ltd.	214,955	2,688,051
CyberAgent, Inc.	106,500	4,412,862
Daikokutenbussan Co., Ltd.	2,500	86,185
Descente, Ltd.	168,100	2,168,987
Future Architect, Inc.	602,600	3,305,885
GCA Savvian Corp.	539,800	6,370,060
Hard Off Corp. Co., Ltd.	289,300	3,677,685
JCU Corp.	104,800	3,738,825
MISUMI Group, Inc.	554,700	7,304,370
Monogatari Corp.	73,200	3,130,123
Prestige International, Inc.	490,900	4,824,790
Quick Co., Ltd.	127,300	916,746
Sawai Pharmaceutical Co., Ltd.	45,000	2,897,572
SK Kaken Co., Ltd.	31,000	3,031,408
Sun Frontier Fudousan Co., Ltd.	137,300	1,117,333
Syuppin Co., Ltd.	289,600	2,515,131
Trancom Co., Ltd.	168,990	8,178,517
Trust Tech, Inc.	29,800	565,279
World Holdings Co., Ltd.	120,000	1,732,328

		76,067,666

Jersey (0.11%)
Integrated Diagnostics Holdings PLC(a)(b)(c)	154,200	849,642

		Value
	Shares	(Note 2)

Luxembourg (0.69%)
L'Occitane International SA	2,596,212	$5,238,918

Malaysia (2.53%)
7-Eleven Malaysia Holdings Bhd	4,674,000	1,544,944
AEON Credit Service M Bhd	777,840	2,317,587
Berjaya Auto Bhd	5,845,000	2,857,193
Berjaya Food Bhd	1,798,016	1,046,331
CB Industrial Product Holding Bhd	3,120,600	1,438,265
Kossan Rubber Industries	1,194,000	2,265,154
My EG Services Bhd	4,416,800	3,043,233
Nirvana Asia, Ltd.(b)(c)	7,888,000	2,350,951
Uzma Bhd	4,529,800	2,319,730

		19,183,388

Mexico (1.24%)
Banregio Grupo Financiero SAB de CV	495,165	2,650,625
Credito Real SAB de CV SOFOM ER	2,857,924	6,747,813

		9,398,438

Netherlands (1.21%)
Aalberts Industries NV	222,697	7,240,138
Arcadis NV	77,800	1,963,437

		9,203,575

Norway (1.77%)
Medistim ASA	420,559	2,217,441
Skandiabanken ASA(a)(b)(c)	1,268,200	6,865,825
SpareBank 1 SMN	568,100	3,560,341
Zalaris ASA	188,200	819,537

		13,463,144

Oman (0.25%)
Al Anwar Ceramic Tiles Co.	2,135,760	1,897,221

Philippines (1.89%)
Concepcion Industrial Corp.	1,967,000	1,953,556
Pepsi-Cola Products Philippines, Inc.	41,391,500	3,713,035
Puregold Price Club, Inc.	3,909,000	3,005,639
Security Bank Corp.	1,856,760	5,635,318

		14,307,548

Russia (0.11%)
MD Medical Group Investments PLC, GDR(c)	157,000	824,250

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	45

Grandeur Peak International Opportunities Fund	Portfolio of Investments
October 31, 2015 (Unaudited)

		Value
	Shares	(Note 2)

Singapore (1.13%)
ARA Asset Management, Ltd.	2,255,212	$2,269,862
CSE Global, Ltd.	5,921,055	2,092,171
Riverstone Holdings, Ltd.	2,940,000	4,176,315

		8,538,348

South Africa (2.94%)
Blue Label Telecoms, Ltd.	4,517,800	3,803,192
Cartrack Holdings, Ltd.	4,849,500	3,802,086
Clicks Group, Ltd.	273,485	1,997,929
EOH Holdings, Ltd.	301,756	3,336,127
Italtile, Ltd.	3,988,625	3,545,060
MiX Telematics, Ltd., Sponsored ADR	164,500	926,135
OneLogix Group, Ltd.	2,450,980	867,823
Super Group, Ltd.(a)	1,556,097	3,661,140
Transaction Capital, Ltd.	503,772	387,685

		22,327,177

South Korea (3.78%)
DGB Financial Group, Inc.	475,500	4,421,122
Duk San Neolux Co., Ltd.(a)	39,634	796,122
Hy-Lok Corp.	273,291	7,647,018
Interpark Holdings Corp.	358,000	3,674,049
ISC Co., Ltd.	228,553	5,132,193
Koh Young Technology, Inc.	73,383	2,140,243
Kolao Holdings	173,500	2,069,734
Vitzrocell Co., Ltd.	221,726	2,781,178

		28,661,659

Sweden (3.83%)
AddTech AB, Class B	401,313	5,707,174
Beijer Alma AB	110,100	2,551,609
Bufab Holding AB	836,000	4,393,537
HIQ International AB	253,096	1,436,775
Indutrade AB	81,850	3,908,773
Moberg Pharma AB(a)	371,800	2,306,465
Nibe Industrier AB, Class B	150,081	4,832,568
Odd Molly International AB	72,938	367,953
Opus Group AB	3,980,568	2,609,124
Tethys Oil AB	146,000	901,440

		29,015,418

Switzerland (1.45%)
Luxoft Holding, Inc.(a)	41,175	2,743,902
VZ Holding AG	26,380	8,219,981

		10,963,883

Taiwan (6.68%)
ASPEED Technology, Inc.	266,958	2,964,510
Cleanaway Co., Ltd.	476,000	2,346,019
Cub Elecparts, Inc.	433,981	5,467,625

		Value
	Shares	(Note 2)

Taiwan (continued)
Novatek Microelectronics Corp.	791,000	$2,704,607
On-Bright Electronics, Inc.	372,000	1,953,763
Polytronics Technology Corp.	2,550,300	4,949,217
Richtek Technology Corp.	274,485	1,602,258
Silergy Corp.	605,199	6,198,613
Sinmag Equipment Corp.	678,810	2,373,279
Sporton International, Inc.	1,431,507	8,686,891
Test Research, Inc.	2,114,252	3,718,755
TSC Auto ID Technology Co., Ltd.	454,100	3,538,968
UDE Corp.	1,601,000	1,965,279
Voltronic Power Technology Corp.	172,836	2,214,788

		50,684,572

Thailand (0.81%)
Ananda Development PCL	26,514,800	3,101,190
Premier Marketing PCL	10,552,000	3,026,088

		6,127,278

United Arab Emirates (0.19%)
Aramex PJSC	1,750,150	1,472,356

United States (0.34%)
First Cash Financial Services, Inc.(a)	67,025	2,557,004

Vietnam (0.03%)
DHG Pharmaceutical JSC	65,000	206,622

TOTAL COMMON STOCKS (Cost $658,872,185)		718,356,105

PREFERRED STOCKS (0.63%)
Brazil (0.63%)
Banco ABC Brasil SA	616,160	1,358,043
Banco Daycoval SA	1,481,400	3,380,306

		4,738,349

TOTAL PREFERRED STOCKS (Cost $9,892,704)		4,738,349

See Notes to Financial Statements.

46	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak International Opportunities Fund	Portfolio of Investments
October 31, 2015 (Unaudited)

		Value
	Shares	(Note 2)

EXCHANGE-TRADED FUNDS (0.58%)
United States (0.58%)
Market Vectors Vietnam ETF	261,070	$4,427,747

TOTAL EXCHANGE-TRADED FUNDS (Cost $ 4,752,050)		4,427,747

TOTAL INVESTMENTS (95.92%) (Cost $ 673,516,939)		$727,522,201

Assets In Excess Of Other Liabilities (4.08%)		30,961,544

NET ASSETS (100.00%)		$758,483,745

(a)	Non-Income Producing Security.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2015, these securities had a total aggregate market value of $13,682,978, representing 1.80% of net assets.

(c)

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of October 31, 2015, the aggregate market value of those securities was $17,148,942, representing 2.26% of net assets.

(d)	Fair valued security under the procedures approved by the Fund's Board of Trustees.
Common Abbreviations:

AB - Aktiebolag is the Swedish equivalent of the term corporation.

ADR - American Depositary Receipt.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

A/S - Aktieselskab is the Danish term for a stock-based corporation.

ASA - Allmennaksjeselskap is the Norwegian term for a public limited company.

Bhd - Berhad is the Malaysian term for public limited company.

ER - Regulated Entity.

ETF - Exchange Traded Fund.

GDR - Global Depositary Receipt.

JSC - Joint Stock Company. Ltd. - Limited.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

OYJ - Osakeyhtio is the Finnish equivalent of a public limited company.

PCL - Public Company Limited.

PJSC - Public Joint Stock Company.

PLC - Public Limited Company.

REIT - Real Estate Investment Trust.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

SAB de CV - A variable capital company.

SE - A European Company which can operate on a Europe-wide basis and be governed by community law directly applicable in all member states.

SOFOM - Sociedad financiera de objeto multiple is the Spanish term for a multiple purpose financial institution.

SpA - Societa per Azione.

Tbk

PT - Terbuka Perseroan Terbatas is an Indonesian term for a limited liability company.

Holdings are subject to change, and may not reflect the current or future position of the portfolio.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	47

Grandeur Peak International Stalwarts Fund	Portfolio of Investments
October 31, 2015 (Unaudited)

		Value
	Shares	(Note 2)

COMMON STOCKS (88.99%)
Australia (1.12%)
Magellan Financial Group, Ltd.	12,375	$198,818

Belgium (1.24%)
Melexis NV	4,481	218,536

Brazil (1.61%)
CETIP SA - Mercados Organizados	23,000	203,368
M Dias Branco SA	4,475	81,110

		284,478

Britain (8.34%)
Abcam PLC	10,050	93,113
Bovis Homes Group PLC	8,400	132,732
Diploma PLC	31,700	313,493
Halma PLC	11,475	135,062
IG Group Holdings PLC	22,800	265,547
Ultra Electronics Holdings PLC	10,250	265,938
Victrex PLC	9,400	268,085

		1,473,970

Canada (5.56%)
Home Capital Group, Inc.	9,154	222,969
Stantec, Inc.	14,044	352,496
TransForce, Inc.	20,822	407,332

		982,797

Chile (1.12%)
Banco de Chile	1,870,650	197,953

China (9.08%)
AAC Technologies Holdings, Inc.	23,000	146,595
China Lesso Group Holdings, Ltd.	181,000	147,358
China Medical System Holdings, Ltd.	245,600	339,060
China South City Holdings, Ltd.	475,000	113,991
Man Wah Holdings, Ltd.	326,800	374,421
Mindray Medical International, Ltd., ADR	3,625	86,927
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	125,300	86,976
Vitasoy International Holdings, Ltd.	131,000	218,373

		Value
	Shares	(Note 2)

China (continued)
WuXi PharmaTech Cayman, Inc., ADR(a)	2,025	$90,517

		1,604,218

Denmark (1.28%)
Topdanmark A/S(a)	8,505	226,471

France (1.50%)
Alten SA	5,100	264,708

Germany (4.43%)
Bertrandt AG	1,875	219,999
Norma Group SE	3,200	164,209
PATRIZIA Immobilien AG(a)	6,500	178,800
Wirecard AG	4,250	219,678

		782,686

Hong Kong (3.46%)
Samsonite International SA	62,160	184,059
Value Partners Group, Ltd.	400,000	426,806

		610,865

India (6.06%)
AIA Engineering, Ltd.	11,900	174,671
Ajanta Pharma, Ltd.	3,700	87,731
Bajaj Finance, Ltd.	1,725	137,861
Glenmark Pharmaceuticals, Ltd.	4,700	71,315
Indiabulls Housing Finance, Ltd.	11,200	123,501
WNS Holdings, Ltd., ADR(a)	7,425	252,970
Yes Bank, Ltd.	19,150	222,330

		1,070,379

Indonesia (3.47%)
Bank Negara Indonesia Persero Tbk PT	696,200	241,858
Bank Rakyat Indonesia Persero Tbk PT	317,500	244,142
Petra Foods, Ltd.	73,600	127,141

		613,141

Ireland (0.56%)
Beazley PLC	17,700	99,213

Israel (0.49%)
Caesarstone Sdot-Yam, Ltd.	2,450	86,999

Italy (1.54%)
Brembo SpA	6,167	271,872

See Notes to Financial Statements.

48	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak International Stalwarts Fund	Portfolio of Investments
October 31, 2015 (Unaudited)

		Value
	Shares	(Note 2)

Japan (9.00%)
Century Tokyo Leasing Corp.	5,500	$188,469
CyberAgent, Inc.	9,600	397,779
MISUMI Group, Inc.	45,600	600,467
Sawai Pharmaceutical Co., Ltd.	4,200	270,440
Suruga Bank, Ltd.	6,700	133,145

		1,590,300

Luxembourg (2.37%)
Grand City Properties SA	11,200	223,660
L'Occitane International SA	97,000	195,737

		419,397

Mexico (1.27%)
Banregio Grupo Financiero SAB de CV	42,050	225,094

Netherlands (3.04%)
Aalberts Industries NV	9,658	313,993
Arcadis NV	8,817	222,514

		536,507

Norway (0.36%)
TGS Nopec Geophysical Co. ASA	3,250	64,069

Philippines (3.67%)
Puregold Price Club, Inc.	342,200	263,118
Robinsons Retail Holdings, Inc.	106,320	174,627
Security Bank Corp.	69,200	210,024

		647,769

South Africa (1.01%)
EOH Holdings, Ltd.	16,200	179,103

South Korea (1.01%)
DGB Financial Group, Inc.	19,250	178,983

Sweden (5.84%)
Hexpol AB	21,325	207,670
Indutrade AB	8,250	393,982
Nibe Industrier AB, Class B	6,200	199,638
Svenska Handelsbanken AB, Class A	10,800	146,890
Sweco AB, Class B	5,700	83,396

		1,031,576

Switzerland (2.75%)
Baloise Holding AG	1,850	222,161
Luxoft Holding, Inc.(a)	1,975	131,614

		Value
	Shares	(Note 2)

Switzerland (continued)
VZ Holding AG	425	$132,430

		486,205

Taiwan (5.02%)
Catcher Technology Co., Ltd.	27,000	266,145
Chailease Holding Co., Ltd.	93,000	178,474
Largan Precision Co., Ltd.	4,000	312,351
Novatek Microelectronics Corp.	38,000	129,931

		886,901

United States (2.79%)
EPAM Systems, Inc.(a)	2,325	179,839
Genpact, Ltd.(a)	7,225	179,035
Syntel, Inc.(a)	2,850	134,064

		492,938

TOTAL COMMON STOCKS (Cost $14,947,469)		15,725,946

PREFERRED STOCKS (1.72%)
Brazil (1.27%)
Itau Unibanco Holding SA	32,700	224,441

Colombia (0.45%)
Bancolombia SA	9,071	78,655

TOTAL PREFERRED STOCKS (Cost $303,224)		303,096

TOTAL INVESTMENTS (90.71%) (Cost $15,250,693)		$16,029,042

Assets In Excess Of Other Liabilities (9.29%)		1,642,104

NET ASSETS (100.00%)		$17,671,146

(a)	Non-Income Producing Security.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	49

Grandeur Peak International Stalwarts Fund	Portfolio of Investments
October 31, 2015 (Unaudited)

Common Abbreviations:

AB - Aktiebolag is the Swedish equivalent of the term corporation.

ADR - American Depositary Receipt.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

A/S - Aktieselskab is the Danish term for a stock-based corporation.

ASA - Allmennaksjeselskap is the Norwegian term for a public limited company.

Ltd. - Limited.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC - Public Limited Company.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

SAB de CV - A variable capital company.

SE - A European Company which can operate on a Europe-wide basis and be governed by community law directly applicable in all member states.

SpA - Societa per Azione.

Tbk PT - Terbuka Perseroan Terbatas is an Indonesian term for a limited liability company.

Holdings are subject to change, and may not reflect the current or future position of the portfolio.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Financial Statements.

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Grandeur Peak Funds®	Statements of Assets and Liabilities
October 31, 2015 (Unaudited)

	Grandeur Peak Emerging Markets Opportunities Fund	Grandeur Peak Global Micro Cap Fund	Grandeur Peak Global Opportunities Fund	Grandeur Peak Global Reach Fund

ASSETS
Investments, at value (Cost - see below)	$363,916,157	$15,225,067	$648,343,971	$308,960,483
Cash	34,552,507	12,746,563	3,704,110	661,462
Foreign cash, at value (Cost $1,595,456, $343,930, $630,744 and $673,718, respectively)	1,597,228	344,797	620,467	672,990
Dividends and interest receivable	136,422	384	552,750	204,372
Receivable for investments sold	731,475	–	5,401,572	3,850,037
Receivable for fund shares subscribed	138,481	1,710,093	135,643	79,220
Receivable due from advisor	–	411	–	–
Prepaid and other assets	11,693	–	23,492	18,881

Total assets	401,083,963	30,027,315	658,782,005	314,447,445

LIABILITIES
Payable for investments purchased	2,391,381	2,938,498	7,242,279	4,813,359
Foreign capital gains tax	114,232	–	32,634	–
Payable for fund shares redeemed	1,900	9,800	49,177	487,386
Advisory fees payable	453,674	2,917	690,884	306,178
Administration fees payable	31,543	774	48,210	32,787
Custodian fees payable	151,909	1,912	112,778	90,546
Payable for trustee fees and expenses	3,447	19	5,456	2,614
Payable for chief compliance officer fee	1,373	15	2,199	1,057
Payable for principal financial officer fees	330	3	527	254
Distribution and service fees payable	5,884	–	38,591	15,966
Payable for transfer agency fees	7,002	1,574	17,767	13,048
Accrued expenses and other liabilities	65,782	2,969	55,033	40,170

Total liabilities	3,228,457	2,958,481	8,295,535	5,803,365

NET ASSETS	$397,855,506	$27,068,834	$650,486,470	$308,644,080

NET ASSETS CONSISTS OF
Paid-in capital (Note 5)	$407,960,737	$27,262,361	$534,653,633	$301,484,009
Accumulated net investment income/(loss)	1,769,051	(9,285)	1,115,522	843,363
Accumulated net realized gain/(loss) on investments and foreign currency transactions	7,344,895	(6,981)	48,963,352	10,308,223
Net unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	(19,219,177)	(177,261)	65,753,963	(3,991,515)

NET ASSETS	$397,855,506	$27,068,834	$650,486,470	$308,644,080

INVESTMENTS, AT COST	$383,020,880	$15,401,397	$582,523,859	$312,946,753

PRICING OF SHARES
Investor Class
Net Assets	$27,674,995	$–	$181,538,204	$74,339,648
Net Asset Value, offering and redemption price per share	$10.18	$–	$3.21	$12.53
Shares of beneficial interest outstanding	2,717,971	–	56,614,649	5,933,457
Institutional Class
Net Assets	$370,180,511	$27,068,834	$468,948,266	$234,304,432
Net Asset Value, offering and redemption price per share	$10.21	$9.90	$3.23	$12.55
Shares of beneficial interest outstanding	36,267,615	2,733,759	144,968,722	18,668,897

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	51

Grandeur Peak Funds®	Statements of Assets and Liabilities
October 31, 2015 (Unaudited)

	Grandeur Peak Global Stalwarts Fund	Grandeur Peak International Opportunities Fund	Grandeur Peak International Stalwarts Fund

ASSETS
Investments, at value (Cost - see below)	$15,003,713	$727,522,201	$16,029,042
Cash	1,669,180	33,575,041	3,065,159
Foreign cash, at value (Cost $129,462, $1,608,270 and $175,977, respectively)	129,687	1,585,295	176,447
Dividends and interest receivable	6,725	779,148	10,609
Receivable for investments sold	76,383	4,085,795	62,790
Receivable for fund shares subscribed	163,247	42,835	103,000
Receivable due from advisor	11,937	–	6,795
Prepaid and other assets	392	23,431	390

Total assets	17,061,264	767,613,746	19,454,232

LIABILITIES
Payable for investments purchased	875,958	7,921,650	1,742,767
Foreign capital gains tax	–	–	–
Payable for fund shares redeemed	–	70,295	–
Advisory fees payable	82	821,586	8
Administration fees payable	3,594	56,063	3,790
Custodian fees payable	22,177	149,750	15,496
Payable for trustee fees and expenses	23	5,969	46
Payable for chief compliance officer fee	16	2,429	32
Payable for principal financial officer fees	4	581	7
Distribution and service fees payable	1,307	30,643	516
Payable for transfer agency fees	6,316	12,996	6,379
Accrued expenses and other liabilities	14,009	58,039	14,045

Total liabilities	923,486	9,130,001	1,783,086

NET ASSETS	$16,137,778	$758,483,745	$17,671,146

NET ASSETS CONSISTS OF
Paid-in capital (Note 5)	$15,682,832	$670,490,483	$16,901,478
Accumulated net investment income/(loss)	(8)	3,582,852	7,118
Accumulated net realized gain/(loss) on investments and foreign currency transactions	2,262	30,450,115	(14,835)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	452,692	53,960,295	777,385

NET ASSETS	$16,137,778	$758,483,745	$17,671,146

INVESTMENTS, AT COST	$14,550,753	$673,516,939	$15,250,693

PRICING OF SHARES
Investor Class
Net Assets	$9,029,717	$127,282,628	$3,084,232
Net Asset Value, offering and redemption price per share	$10.51	$3.16	$10.66
Shares of beneficial interest outstanding	859,014	40,325,689	289,400
Institutional Class
Net Assets	$7,108,061	$631,201,117	$14,586,914
Net Asset Value, offering and redemption price per share	$10.51	$3.17	$10.66
Shares of beneficial interest outstanding	676,047	199,078,261	1,368,545

See Notes to Financial Statements.

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Grandeur Peak Funds®	Statements of Operations
For the Six Months or Period Ended October 31, 2015 (Unaudited)

	Grandeur Peak Emerging Markets Opportunities Fund	Grandeur Peak Global Micro Cap Fund(a)	Grandeur Peak Global Opportunities Fund	Grandeur Peak Global Reach Fund

INVESTMENT INCOME
Dividends	$7,185,846	$487	$7,441,641	$3,677,516
Interest	13	–	–	99
Foreign taxes withheld	(706,922)	–	(622,520)	(295,050)

Total investment income	6,478,937	487	6,819,121	3,382,565

EXPENSES
Investment advisor fees (Note 6)	2,871,598	7,328	4,347,738	1,831,085
Recoupment of previously waived fees (Note 6)	–	–	–	100,400
Administrative fees	81,380	774	128,074	72,094
Distribution and service fees - Investor Class	36,336	–	222,535	95,880
Transfer agent fees	19,582	1,574	44,415	33,472
Professional fees	29,735	1,145	23,023	17,825
Printing fees	7,945	38	22,587	10,627
Registration fees	20,382	144	16,397	19,785
Custodian fees	244,505	1,912	181,340	155,101
Trustee fees and expenses	6,380	19	10,214	4,932
Chief compliance officer fees	3,976	15	6,392	3,063
Principal financial officer fees	963	3	1,547	742
Offering costs	–	1,446	–	–
Other expenses	8,058	197	11,614	6,118

Total expenses	3,330,840	14,595	5,015,876	2,351,124
Less fees waived/reimbursed by investment advisor (Note 6)	–	(4,823)	–	–

NET INVESTMENT INCOME/(LOSS)	3,148,097	(9,285)	1,803,245	1,031,441

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain on investments	1,776,733	–	16,848,191	2,466,575
Net realized loss on foreign currency transactions	(238,636)	(6,981)	(133,009)	(111,440)
Net change in unrealized depreciation on investments (net of foreign capital gains tax of $114,232, $–, $32,634 and $–, respectively)	(58,287,626)	(176,330)	(66,097,080)	(31,885,739)
Net change in unrealized depreciation on translation of assets and liabilities in foreign currencies	(13,155)	(931)	(26,381)	(19,434)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	(56,762,684)	(184,242)	(49,408,279)	(29,550,038)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(53,614,587)	$(193,527)	$(47,605,034)	$(28,518,597)

(a)	Represents the period October 20, 2015 (inception) to October 31, 2015.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	53

Grandeur Peak Funds®	Statements of Operations
For the Six Months or Period Ended October 31, 2015 (Unaudited)

	Grandeur Peak Global Stalwarts Fund(a)	Grandeur Peak International Opportunities Fund	Grandeur Peak International Stalwarts Fund(a)

INVESTMENT INCOME
Dividends	$18,873	$10,572,662	$32,619
Interest	–	211	3
Foreign taxes withheld	(1,947)	(999,322)	(3,763)

Total investment income	16,926	9,573,551	28,859

EXPENSES
Investment advisor fees (Note 6)	11,083	5,090,765	15,299
Recoupment of previously waived fees (Note 6)	–	–	–
Administrative fees	3,594	148,988	3,790
Distribution and service fees - Investor Class	1,695	191,904	704
Transfer agent fees	6,316	33,415	6,379
Professional fees	4,901	26,077	4,912
Printing fees	37	16,118	50
Registration fees	89	16,155	98
Custodian fees	22,177	252,016	15,496
Trustee fees and expenses	23	11,758	47
Chief compliance officer fees	16	7,334	32
Principal financial officer fees	4	1,774	7
Offering costs	7,885	–	7,885
Other expenses	1,148	13,121	1,152

Total expenses	58,968	5,809,425	55,851
Less fees waived/reimbursed by investment advisor (Note 6)	(42,034)	–	(34,110)

NET INVESTMENT INCOME/(LOSS)	(8)	3,764,126	7,118

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) on investments	3,739	(179,199)	(13,728)
Net realized loss on foreign currency transactions	(1,477)	(208,207)	(1,107)
Net change in unrealized appreciation/(depreciation) on investments (net of foreign capital gains tax of $–, $– and $–, respectively)	452,960	(68,014,788)	778,349
Net change in unrealized depreciation on translation of assets and liabilities in foreign currencies	(268)	(159,840)	(964)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	454,954	(68,562,034)	762,550

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$454,946	$(64,797,908)	$769,668

(a)	Represents the period September 1, 2015 (inception) to October 31, 2015.

See Notes to Financial Statements.

54	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Emerging Markets Opportunities Fund	Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2015 (Unaudited)	For the Year Ended April 30, 2015

OPERATIONS
Net investment income	$3,148,097	$1,653,817
Net realized gain on investments and foreign currency transactions	1,538,097	12,553,431
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	(58,300,781)	29,470,012

Net increase/(decrease) in net assets resulting from operations	(53,614,587)	43,677,260

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 3)
Net investment income
Investor Class	–	(54,833)
Institutional Class	–	(1,137,527)
Net realized gains on investments
Investor Class	–	(924,569)
Institutional Class	–	(8,862,626)

Net decrease in net assets from distributions	–	(10,979,555)

CAPITAL SHARE TRANSACTIONS (NOTE 5)
Investor Class
Proceeds from sales of shares	946,823	18,678,785
Distributions reinvested	–	967,793
Cost of shares redeemed	(8,607,603)	(10,477,031)
Redemption fees	–	723

Net increase/(decrease) from capital shares transactions	(7,660,780)	9,170,270

Institutional Class
Proceeds from sales of shares	6,637,745	142,994,927
Distributions reinvested	–	9,195,374
Cost of shares redeemed	(15,452,240)	(9,885,549)
Redemption fees	398	1,347

Net increase/(decrease) from capital shares transactions	(8,814,097)	142,306,099

Net increase/(decrease) in net assets	(70,089,464)	184,174,074

NET ASSETS
Beginning of period	467,944,970	283,770,896

End of period*	$397,855,506	$467,944,970

*Including accumulated net investment income/(loss) of:	$1,769,051	$(1,379,046)

OTHER INFORMATION
Shares Transactions
Investor Class
Issued	89,183	1,678,743
Issued to shareholders in reinvestment of distributions	–	92,083
Redeemed	(838,056)	(959,085)

Net increase/(decrease) in share transactions	(748,873)	811,741

Institutional Class
Issued	630,924	12,912,043
Issued to shareholders in reinvestment of distributions	–	874,085
Redeemed	(1,509,616)	(914,887)

Net increase/(decrease) in share transactions	(878,692)	12,871,241

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	55

Grandeur Peak Global Micro Cap Fund	Statement of Changes in Net Assets

For the Period October 20, 2015 (Inception) to October 31, 2015 (Unaudited)

OPERATIONS
Net investment loss	$(9,285)
Net realized loss on investments and foreign currency transactions	(6,981)
Net change in unrealized depreciation on investments and foreign currency translations	(177,261)

Net decrease in net assets resulting from operations	(193,527)

CAPITAL SHARE TRANSACTIONS (NOTE 5)
Institutional Class
Proceeds from sales of shares	27,272,814
Cost of shares redeemed	(10,666)
Redemption fees	213

Net increase from capital shares transactions	27,262,361

Net increase in net assets	27,068,834

NET ASSETS
Beginning of period	–

End of period*	$27,068,834

*Including accumulated net investment loss of:	$(9,285)

OTHER INFORMATION
Shares Transactions
Institutional Class
Issued	2,734,836
Redeemed	(1,077)

Net increase in share transactions	2,733,759

See Notes to Financial Statements.

56	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Opportunities Fund	Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2015 (Unaudited)	For the Year Ended April 30, 2015

OPERATIONS
Net investment income	$1,803,245	$1,998,221
Net realized gain on investments and foreign currency transactions	16,715,182	64,188,443
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	(66,123,461)	8,724,491

Net increase/(decrease) in net assets resulting from operations	(47,605,034)	74,911,155

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 3)
Net investment income
Investor Class	–	(418,468)
Institutional Class	–	(1,900,259)
Net realized gains on investments
Investor Class	–	(12,966,230)
Institutional Class	–	(32,097,504)

Net decrease in net assets from distributions	–	(47,382,461)

CAPITAL SHARE TRANSACTIONS (NOTE 5)
Investor Class
Proceeds from sales of shares	5,986,881	12,505,211
Distributions reinvested	–	12,613,027
Cost of shares redeemed	(12,635,878)	(47,705,840)
Redemption fees	409	1,678

Net decrease from capital shares transactions	(6,648,588)	(22,585,924)

Institutional Class
Proceeds from sales of shares	7,881,604	35,606,279
Distributions reinvested	–	32,205,349
Cost of shares redeemed	(30,998,168)	(54,015,246)
Redemption fees	50	1,133

Net increase/(decrease) from capital shares transactions	(23,116,514)	13,797,515

Net increase/(decrease) in net assets	(77,370,136)	18,740,285

NET ASSETS
Beginning of period	727,856,606	709,116,321

End of period*	$650,486,470	$727,856,606

*Including accumulated net investment income/(loss) of:	$1,115,522	$(687,723)

OTHER INFORMATION
Shares Transactions
Investor Class
Issued	1,806,675	3,751,583
Issued to shareholders in reinvestment of distributions	–	3,966,361
Redeemed	(3,867,820)	(14,276,987)

Net decrease in share transactions	(2,061,145)	(6,559,043)

Institutional Class
Issued	2,398,325	10,612,822
Issued to shareholders in reinvestment of distributions	–	10,064,172
Redeemed	(9,582,552)	(16,204,159)

Net increase/(decrease) in share transactions	(7,184,227)	4,472,835

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	57

Grandeur Peak Global Reach Fund	Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	October 31, 2015	Year Ended
	(Unaudited)	April 30, 2015
OPERATIONS
Net investment income	$1,031,441	$458,861
Net realized gain on investments and foreign currency transactions	2,355,135	10,206,381
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	(31,905,173)	20,804,164
Net increase/(decrease) in net assets resulting from operations	(28,518,597)	31,469,406

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 3)
Net investment income
Investor Class	–	(39,255)
Institutional Class	–	(429,550)
Net realized gains on investments
Investor Class	–	(920,561)
Institutional Class	–	(2,653,424)
Net decrease in net assets from distributions	–	(4,042,790)

CAPITAL SHARE TRANSACTIONS (NOTE 5)
Investor Class
Proceeds from sales of shares	4,910,357	50,078,072
Distributions reinvested	–	913,417
Cost of shares redeemed	(10,646,627)	(16,658,848)
Redemption fees	66	11,400
Net increase/(decrease) from capital shares transactions	(5,736,204)	34,344,041

Institutional Class
Proceeds from sales of shares	7,588,877	163,642,642
Distributions reinvested	–	2,839,814
Cost of shares redeemed	(12,284,055)	(15,137,030)
Redemption fees	773	3,537
Net increase/(decrease) from capital shares transactions	(4,694,405)	151,348,963

Net increase/(decrease) in net assets	(38,949,206)	213,119,620

NET ASSETS
Beginning of period	347,593,286	134,473,666
End of period*	$308,644,080	$347,593,286

*Including accumulated net investment income/(loss) of:	$843,363	$(188,078)

OTHER INFORMATION
Shares Transactions
Investor Class
Issued	371,818	3,913,617
Issued to shareholders in reinvestment of distributions	–	72,379
Redeemed	(836,008)	(1,303,058)
Net increase/(decrease) in share transactions	(464,190)	2,682,938

Institutional Class
Issued	583,322	12,894,402
Issued to shareholders in reinvestment of distributions	–	225,203
Redeemed	(965,436)	(1,179,712)
Net increase/(decrease) in share transactions	(382,114)	11,939,893

See Notes to Financial Statements.

58	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Stalwarts Fund	Statement of Changes in Net Assets

For the Period
September 1, 2015
(Inception) to
October 31, 2015
(Unaudited)
OPERATIONS
Net investment loss	$(8)
Net realized gain on investments and foreign currency transactions	2,262
Net change in unrealized appreciation on investments and foreign currency translations	452,692
Net increase in net assets resulting from operations	454,946

CAPITAL SHARE TRANSACTIONS (NOTE 5)
Investor Class
Proceeds from sales of shares	8,853,505
Cost of shares redeemed	(27,253)
Redemption fees	324
Net increase from capital shares transactions	8,826,576

Institutional Class
Proceeds from sales of shares	6,856,874
Cost of shares redeemed	(618)
Net increase from capital shares transactions	6,856,256

Net increase in net assets	16,137,778

NET ASSETS
Beginning of period	–
End of period*	$16,137,778

*Including accumulated net investment loss of:	$(8)

OTHER INFORMATION
Shares Transactions
Investor Class
Issued	861,594
Redeemed	(2,580)
Net increase in share transactions	859,014

Institutional Class
Issued	676,105
Redeemed	(58)
Net increase in share transactions	676,047

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	59

Grandeur Peak International Opportunities Fund	Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	October 31, 2015	Year Ended
	(Unaudited)	April 30, 2015
OPERATIONS
Net investment income	$3,764,126	$4,559,749
Net realized gain/(loss) on investments and foreign currency transactions	(387,406)	62,562,011
Net change in unrealized depreciation on investments and foreign currency translations	(68,174,628)	(7,154,588)
Net increase/(decrease) in net assets resulting from operations	(64,797,908)	59,967,172

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 3)
Net investment income
Investor Class	–	(519,202)
Institutional Class	–	(3,324,759)
Net realized gains on investments
Investor Class	–	(9,145,192)
Institutional Class	–	(39,074,979)
Net decrease in net assets from distributions	–	(52,064,132)

CAPITAL SHARE TRANSACTIONS (NOTE 5)
Investor Class
Proceeds from sales of shares	17,217,990	27,042,166
Distributions reinvested	–	9,427,674
Cost of shares redeemed	(50,938,005)	(18,351,671)
Redemption fees	5,087	293
Net increase/(decrease) from capital shares transactions	(33,714,928)	18,118,462

Institutional Class
Proceeds from sales of shares	19,011,857	25,311,158
Distributions reinvested	–	36,728,280
Cost of shares redeemed	(18,223,307)	(43,279,215)
Redemption fees	2,199	1,597
Net increase from capital shares transactions	790,749	18,761,820

Net increase/(decrease) in net assets	(97,722,087)	44,783,322

NET ASSETS
Beginning of period	856,205,832	811,422,510
End of period*	$758,483,745	$856,205,832

*Including accumulated net investment income/(loss) of:	$3,582,852	$(181,274)

OTHER INFORMATION
Shares Transactions
Investor Class
Issued	5,330,624	8,289,054
Issued to shareholders in reinvestment of distributions	–	3,021,690
Redeemed	(15,841,578)	(5,468,291)
Net increase/(decrease) in share transactions	(10,510,954)	5,842,453

Institutional Class
Issued	5,905,114	7,532,407
Issued to shareholders in reinvestment of distributions	–	11,734,275
Redeemed	(5,638,598)	(13,091,622)
Net increase in share transactions	266,516	6,175,060

See Notes to Financial Statements.

60	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak International Stalwarts Fund	Statement of Changes in Net Assets

For the Period
September 1, 2015
(Inception) to
October 31, 2015
(Unaudited)
OPERATIONS
Net investment income	$7,118
Net realized loss on investments and foreign currency transactions	(14,835)
Net change in unrealized appreciation on investments and foreign currency translations	777,385
Net increase in net assets resulting from operations	769,668

CAPITAL SHARE TRANSACTIONS (NOTE 5)
Investor Class
Proceeds from sales of shares	3,019,618
Cost of shares redeemed	(35,328)
Redemption fees	200
Net increase from capital shares transactions	2,984,490

Institutional Class
Proceeds from sales of shares	13,920,774
Cost of shares redeemed	(3,786)
Net increase from capital shares transactions	13,916,988

Net increase in net assets	17,671,146

NET ASSETS
Beginning of period	–
End of period*	$17,671,146

*Including accumulated net investment income of:	$7,118

OTHER INFORMATION
Shares Transactions
Investor Class
Issued	292,672
Redeemed	(3,272)
Net increase in share transactions	289,400

Institutional Class
Issued	1,368,902
Redeemed	(357)
Net increase in share transactions	1,368,545

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	61

Grandeur Peak Emerging Markets Opportunities Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Investor Class	For the Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30, 2015	For the Period December 16, 2013 (Inception) to April 30, 2014

NET ASSET VALUE, BEGINNING OF PERIOD	$11.51		$10.53	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.07		0.02	(0.05)
Net realized and unrealized gain/(loss) on investments	(1.40)		1.22	0.58
Total income/(loss) from investment operations	(1.33)		1.24	0.53

DISTRIBUTIONS
From net investment income	–		(0.01)	–
From net realized gain on investments	–		(0.25)	–
Total distributions	–		(0.26)	–

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	–		0.00 (b)	0.00	(b)

INCREASE/DECREASE IN NET ASSET VALUE	(1.33)		0.98	0.53
NET ASSET VALUE, END OF PERIOD	$10.18		$11.51	$10.53

TOTAL RETURN	(11.56)%	(c)	12.06%	5.30%	(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$27,675		$39,896	$27,952

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/reimbursed by investment advisor)	1.76%	(d)	1.82%	2.01%	(d)(e)
Expenses (including fees waived/reimbursed by investment advisor)	1.76%	(d)	1.82%	1.95%	(d)(e)
Net investment income/(loss)	1.37%	(d)	0.22%	(0.55)%	(d)

PORTFOLIO TURNOVER RATE	21%	(c)	53%	26%	(c)

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Not Annualized.
(d)	Annualized.
(e)	Expense ratios during startup periods may not be representative of longer term operating periods.

See Notes to Financial Statements.

62	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Emerging Markets Opportunities Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Institutional Class	For the Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30, 2015		For the Period December 16, 2013 (Inception) to April 30, 2014

NET ASSET VALUE, BEGINNING OF PERIOD	$11.52		$10.54		$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.08		0.05		(0.03)
Net realized and unrealized gain/(loss) on investments	(1.39)		1.21		0.57
Total income/(loss) from investment operations	(1.31)		1.26		0.54

DISTRIBUTIONS
From net investment income	–		(0.03)		–
From net realized gain on investments	–		(0.25)		–
Total distributions	–		(0.28)		–

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00	(b)	0.00	(b)	0.00	(b)

INCREASE/DECREASE IN NET ASSET VALUE	(1.31)		0.98		0.54
NET ASSET VALUE, END OF PERIOD	$10.21		$11.52		$10.54

TOTAL RETURN	(11.37)%	(c)	12.22%		5.40%	(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$370,181		$428,048		$255,819

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/reimbursed by investment advisor)	1.55%	(d)	1.58%		1.76%	(d)(e)
Expenses (including fees waived/reimbursed by investment advisor)	1.55%	(d)	1.58%		1.70%	(d)(e)
Net investment income/(loss)	1.49%	(d)	0.43%		(0.37)%	(d)

PORTFOLIO TURNOVER RATE	21%	(c)	53%		26%	(c)

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Not Annualized.
(d)	Annualized.
(e)	Expense ratios during startup periods may not be representative of longer term operating periods.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	63

Grandeur Peak Global Micro Cap Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Institutional Class	For the Period October 20, 2015 (Inception) to October 31, 2015 (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment loss(a)	(0.01)
Net realized and unrealized loss on investments	(0.09)
Total loss from investment operations	(0.10)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00	(b)

DECREASE IN NET ASSET VALUE	(0.10)
NET ASSET VALUE, END OF PERIOD	$9.90

TOTAL RETURN	(1.00)%	(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$27,069

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/ reimbursed by investment advisor)	2.99%	(d)(e)
Expenses (including fees waived/ reimbursed by investment advisor)	2.00%	(d)(e)
Net investment loss	(1.90)%	(d)

PORTFOLIO TURNOVER RATE	0%	(c)

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Not Annualized.
(d)	Annualized.
(e)	Expense ratios during startup periods may not be representative of longer term operating periods.

See Notes to Financial Statements.

64	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Opportunities Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the
	Six Months								For the Period
	Ended								October 17, 2011
	October 31, 2015		Year Ended		Year Ended		Year Ended		(Inception) to
Investor Class	(Unaudited)		April 30, 2015		April 30, 2014		April 30, 2013		April 30, 2012
NET ASSET VALUE, BEGINNING OF PERIOD	$3.43		$3.31		$2.77		$2.31		$2.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.01		0.00	(b)	(0.00)	(b)	0.00	(b)	(0.00)	(b)
Net realized and unrealized gain/(loss) on investments	(0.23)		0.35		0.67		0.51		0.31
Total income/(loss) from investment operations	(0.22)		0.35		0.67		0.51		0.31

DISTRIBUTIONS
From net investment income	–		(0.01)		–		(0.01)		–
From net realized gain on investments	–		(0.22)		(0.13)		(0.04)		–

Total distributions	–		(0.23)		(0.13)		(0.05)		–

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)

INCREASE/DECREASE IN NET ASSET VALUE	(0.22)		0.12		0.54		0.46		0.31
NET ASSET VALUE, END OF PERIOD	$3.21		$3.43		$3.31		$2.77		$2.31

TOTAL RETURN	(6.41)%	(c)	11.09%		24.31%		22.34%		15.50%	(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$181,538		$201,462		$216,247		$132,384		$73,154

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/ reimbursed by investment advisor)	1.61%	(d)	1.62%		1.68%		1.76%		2.30%	(d)
Expenses (including fees waived/ reimbursed by investment advisor)	1.61%	(d)	1.62%		1.68%		1.75%		1.75%	(d)
Net investment income/(loss)	0.35%	(d)	0.12%		(0.15)%		0.19%		(0.04)%	(d)

PORTFOLIO TURNOVER RATE	18%	(c)	37%		38%		35%		42%	(c)

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	65

Grandeur Peak Global Opportunities Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the
	Six Months								For the Period
	Ended								October 17, 2011
	October 31, 2015		Year Ended		Year Ended		Year Ended		(Inception) to
Institutional Class	(Unaudited)		April 30, 2015		April 30, 2014		April 30, 2013		April 30, 2012
NET ASSET VALUE, BEGINNING OF PERIOD	$3.46		$3.34		$2.79		$2.32		$2.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)	0.01		0.01		0.00	(b)	0.01		0.00	(b)
Net realized and unrealized gain/(loss) on investments	(0.24)		0.34		0.68		0.52		0.32
Total income/(loss) from investment operations	(0.23)		0.35		0.68		0.53		0.32

DISTRIBUTIONS
From net investment income	–		(0.01)		(0.00)	(b)	(0.02)		–
From net realized gain on investments	–		(0.22)		(0.13)		(0.04)		–
Total distributions	–		(0.23)		(0.13)		(0.06)		–

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)

INCREASE/DECREASE IN NET ASSET VALUE	(0.23)		0.12		0.55		0.47		0.32
NET ASSET VALUE, END OF PERIOD	$3.23		$3.46		$3.34		$2.79		$2.32

TOTAL RETURN	(6.65)%	(c)	11.20%		24.67%		22.86%		16.00%	(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$468,948		$526,394		$492,869		$217,953		$77,737

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/reimbursed by investment advisor)	1.38%	(d)	1.38%		1.44%		1.51%		2.03%	(d)
Expenses (including fees waived/reimbursed by investment advisor)	1.38%	(d)	1.38%		1.44%		1.50%		1.50%	(d)
Net investment income	0.58%	(d)	0.35%		0.08%		0.37%		0.40%	(d)

PORTFOLIO TURNOVER RATE	18%	(c)	37%		38%		35%		42%	(c)

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

66	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Reach Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the
	Six Months				For the Period
	Ended				June 19, 2013
	October 31, 2015		Year Ended		(Inception) to
Investor Class	(Unaudited)		April 30, 2015		April 30, 2014
NET ASSET VALUE, BEGINNING OF PERIOD	$13.65		$12.43		$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.03		0.00	(b)	(0.02)
Net realized and unrealized gain/(loss) on investments	(1.15)		1.37		2.54
Total income/(loss) from investment operations	(1.12)		1.37		2.52

DISTRIBUTIONS
From net investment income	–		(0.01)		(0.02)
From net realized gain on investments	–		(0.14)		(0.08)
Total distributions	–		(0.15)		(0.10)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00	(b)	0.00	(b)	0.01

INCREASE/DECREASE IN NET ASSET VALUE	(1.12)		1.22		2.43
NET ASSET VALUE, END OF PERIOD	$12.53		$13.65		$12.43

TOTAL RETURN	(8.21)%	(c)	11.09%		25.31%	(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$74,340		$87,354		$46,163

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/reimbursed by investment advisor)	1.60%	(d)	1.60%		1.91%	(d)(e)
Expenses (including fees waived/reimbursed by investment advisor)	1.60%	(d)	1.60%		1.60%	(d)(e)
Net investment income/(loss)	0.44%	(d)	0.03%		(0.17)%	(d)

PORTFOLIO TURNOVER RATE	26%	(c)	46%		39%	(c)

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Not Annualized.
(d)	Annualized.
(e)	Expense ratios during startup periods may not be representative of longer term operating periods.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	67

Grandeur Peak Global Reach Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Institutional Class	For the Six Months Ended October 31, 2015 (Unaudited)	Year Ended April 30, 2015	For the Period June 19, 2013 (Inception) to April 30, 2014
NET ASSET VALUE, BEGINNING OF PERIOD	$13.66	$12.42	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)	0.04	0.03	0.02
Net realized and unrealized gain/(loss) on investments	(1.15)	1.37	2.52
Total income/(loss) from investment operations	(1.11)	1.40	2.54

DISTRIBUTIONS
From net investment income	–	(0.02)	(0.04)
From net realized gain on investments	–	(0.14)	(0.08)
Total distributions	–	(0.16)	(0.12)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00(b)	0.00(b)	0.00(b)

INCREASE/DECREASE IN NET ASSET VALUE	(1.11)	1.24	2.42
NET ASSET VALUE, END OF PERIOD	$12.55	$13.66	$12.42

TOTAL RETURN	(8.13)%(c)	11.41%	25.45%(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$234,304	$260,239	$88,311

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/reimbursed by investment advisor)	1.35%(d)	1.35%	1.75%(d)(e)
Expenses (including fees waived/reimbursed by investment advisor)	1.35%(d)	1.35%	1.35%(d)(e)
Net investment income	0.68%(d)	0.23%	0.21%(d)

PORTFOLIO TURNOVER RATE	26%(c)	46%	39%(c)

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Not Annualized.
(d)	Annualized.
(e)	Expense ratios during startup periods may not be representative of longer term operating periods.

See Notes to Financial Statements.

68	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Stalwarts Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Investor Class	For the Period September 1, 2015 (Inception) to October 31, 2015 (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment loss(a)	(0.00)(b)	(c)
Net realized and unrealized gain on investments	0.51
Total income from investment operations	0.51

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00(b)

INCREASE IN NET ASSET VALUE	0.51
NET ASSET VALUE, END OF PERIOD	$10.51

TOTAL RETURN	5.10%(d)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$9,030

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/ reimbursed by investment advisor)	4.21%(e)(f)
Expenses (including fees waived/ reimbursed by investment advisor)	1.35%(e)(f)
Net investment loss	(0.13)%(e)

PORTFOLIO TURNOVER RATE	4%(d)

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(d)	Not Annualized.
(e)	Annualized.
(f)	Expense ratios during startup periods may not be representative of longer term operating periods.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	69

Grandeur Peak Global Stalwarts Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Institutional Class	For the Period September 1, 2015 (Inception) to October 31, 2015 (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)	0.00(b)
Net realized and unrealized gain on investments	0.51
Total income from investment operations	0.51

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	–

INCREASE IN NET ASSET VALUE	0.51
NET ASSET VALUE, END OF PERIOD	$10.51

TOTAL RETURN	5.10%(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$7,108

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/ reimbursed by investment advisor)	4.30%(d)(e)
Expenses (including fees waived/ reimbursed by investment advisor)	1.10%(d)(e)
Net investment income	0.13%(d)

PORTFOLIO TURNOVER RATE	4%(c)

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Not Annualized.
(d)	Annualized.
(e)	Expense ratios during startup periods may not be representative of longer term operating periods.

See Notes to Financial Statements.

70	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak International Opportunities Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Investor Class	For the Six Months Ended October 31, 2015 (Unaudited)	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013	For the Period October 17, 2011 (Inception) to April 30, 2012
NET ASSET VALUE, BEGINNING OF PERIOD	$3.42	$3.41	$2.83	$2.29	$2.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)	0.01	0.01	0.01	0.01	0.00(b)
Net realized and unrealized gain/(loss) on investments	(0.27)	0.21	0.68	0.55	0.29
Total income/(loss) from investment operations	(0.26)	0.22	0.69	0.56	0.29

DISTRIBUTIONS
From net investment income	–	(0.01)	(0.02)	(0.01)	–
From net realized gain on investments	–	(0.20)	(0.09)	(0.01)	–
Total distributions	–	(0.21)	(0.11)	(0.02)	–

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00(b)	0.00(b)	0.00(b)	0.00(b)	0.00(b)

INCREASE/DECREASE IN NET ASSET VALUE	(0.26)	0.01	0.58	0.54	0.29
NET ASSET VALUE, END OF PERIOD	$3.16	$3.42	$3.41	$2.83	$2.29

TOTAL RETURN	(7.60)%(c)	7.25%	24.59%	24.57%	14.50%(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$127,283	$173,842	$153,296	$96,550	$9,274

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/ reimbursed by investment advisor)	1.62%(d)	1.62%	1.73%	1.88%	2.94%(d)
Expenses (including fees waived/ reimbursed by investment advisor)	1.62%(d)	1.62%	1.73%	1.75%	1.75%(d)
Net investment income	0.74%(d)	0.37%	0.20%	0.26%	0.33%(d)

PORTFOLIO TURNOVER RATE	20%(c)	36%	37%	52%	24%(c)

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	71

Grandeur Peak International Opportunities Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Institutional Class	For the Six Months Ended October 31, 2015 (Unaudited)	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013	For the Period October 17, 2011 (Inception) to April 30, 2012
NET ASSET VALUE, BEGINNING OF PERIOD	$3.43	$3.42	$2.84	$2.29	$2.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)	0.02	0.02	0.01	0.01	0.01
Net realized and unrealized gain/(loss) on investments	(0.28)	0.21	0.69	0.57	0.28
Total income/(loss) from investment operations	(0.26)	0.23	0.70	0.58	0.29

DISTRIBUTIONS
From net investment income	–	(0.02)	(0.03)	(0.02)	–
From net realized gain on investments	–	(0.20)	(0.09)	(0.01)	–
Total distributions	–	(0.22)	(0.12)	(0.03)	–

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00(b)	0.00(b)	0.00(b)	0.00(b)	0.00(b)

INCREASE/DECREASE IN NET ASSET VALUE	(0.26)	0.01	0.58	0.55	0.29
NET ASSET VALUE, END OF PERIOD	$3.17	$3.43	$3.42	$2.84	$2.29

TOTAL RETURN	(7.58)%(c)	7.41%	24.70%	25.11%	14.50%(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$631,201	$682,364	$658,127	$250,962	$55,458

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/reimbursed by investment advisor)	1.38%(d)	1.38%	1.46%	1.59%	2.50%(d)
Expenses (including fees waived/reimbursed by investment advisor)	1.38%(d)	1.38%	1.46%	1.50%	1.50%(d)
Net investment income	0.97%(d)	0.61%	0.42%	0.51%	0.56%(d)

PORTFOLIO TURNOVER RATE	20%(c)	36%	37%	52%	24%(c)

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

72	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak International Stalwarts Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Investor Class	For the Period September 1, 2015 (Inception) to October 31, 2015 (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)	0.00(b)
Net realized and unrealized gain on investments	0.66
Total income from investment operations	0.66

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00(b)

INCREASE IN NET ASSET VALUE	0.66
NET ASSET VALUE, END OF PERIOD	$10.66

TOTAL RETURN	6.60%(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$3,084

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/ reimbursed by investment advisor)	3.02%(d)(e)
Expenses (including fees waived/ reimbursed by investment advisor)	1.35%(d)(e)
Net investment income	0.12%(d)

PORTFOLIO TURNOVER RATE	7%(c)

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Not Annualized.
(d)	Annualized.
(e)	Expense ratios during startup periods may not be representative of longer term operating periods.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	73

Grandeur Peak International Stalwarts Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Institutional Class	For the Period September 1, 2015 (Inception) to October 31, 2015 (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)	0.01
Net realized and unrealized gain on investments	0.65
Total income from investment operations	0.66

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	–

INCREASE IN NET ASSET VALUE	0.66
NET ASSET VALUE, END OF PERIOD	$10.66

TOTAL RETURN	6.60%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$14,587

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/ reimbursed by investment advisor)	2.90%(c)(d)
Expenses (including fees waived/ reimbursed by investment advisor)	1.10%(c)(d)
Net investment income	0.42%(c)

PORTFOLIO TURNOVER RATE	7%(b)

(a)	Per share numbers have been calculated using the average shares method.
(b)	Not Annualized.
(c)	Annualized.
(d)	Expense ratios during startup periods may not be representative of longer term operating periods.

See Notes to Financial Statements.

74	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Funds®	Notes to Financial Statements
October 31, 2015 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of October 31, 2015, the Trust had 34 registered funds. This semi-annual report describes the Grandeur Peak Emerging Markets Opportunities Fund, Grandeur Peak Global Micro Cap Fund, Grandeur Peak Global Opportunities Fund, Grandeur Peak Global Reach Fund, Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Opportunities Fund, and Grandeur Peak International Stalwarts Fund (individually a “Fund” and collectively, the “Funds”). The Funds seek long-term growth of capital. The Funds offer Investor Class (except the Grandeur Peak Global Micro Cap Fund) and Institutional Class shares. The Grandeur Peak Global Opportunities Fund and Grandeur Peak International Opportunities Fund were each previously a non-diversified investment company for the diversification purposes of 1940 Act. As a result of operating in a diversified manner for the past three years, the Funds are now deemed to be diversified under the Investment Company Act of 1940. Neither Fund may resume operating in a non-diversified manner without first obtaining shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of each Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

When such prices or quotations are not available, or when Grandeur Peak Global Advisors, LLC (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication

Semi-Annual Report | October 31, 2015	75

Grandeur Peak Funds®	Notes to Financial Statements
October 31, 2015 (Unaudited)

of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments in the fair value hierarchy as of October 31, 2015:

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Grandeur Peak Emerging Markets Opportunities Fund
Common Stocks
Bangladesh	$3,742,380	$–	$–	$3,742,380
Brazil	12,618,214	–	–	12,618,214
China	58,763,127	–	869,699	59,632,826
Colombia	8,694,914	–	–	8,694,914
Georgia	5,460,261	–	–	5,460,261
Greece	1,809,931	–	–	1,809,931
Hong Kong	14,211,388	–	–	14,211,388
India	54,995,270	–	–	54,995,270
Indonesia	18,982,732	–	–	18,982,732
Jersey	466,697	–	–	466,697
Luxembourg	1,502,481	–	–	1,502,481
Malaysia	15,318,173	–	–	15,318,173
Mexico	6,835,882	–	–	6,835,882
Oman	901,659	–	–	901,659
Philippines	20,839,155	–	–	20,839,155
Poland	5,553,921	–	–	5,553,921
Russia	1,146,075	–	–	1,146,075
South Africa	25,663,373	–	–	25,663,373
South Korea	23,485,253	–	–	23,485,253
Spain	1,104,160	–	–	1,104,160
Sri Lanka	8,071,481	–	–	8,071,481
Taiwan	47,972,766	–	–	47,972,766
Thailand	4,510,238	–	–	4,510,238
Turkey	5,747,594	–	–	5,747,594
United Arab Emirates	685,651	–	–	685,651
United States	2,046,748	–	–	2,046,748
Vietnam	4,818,033	–	–	4,818,033
Preferred Stocks
Brazil	2,381,901	–	–	2,381,901
Exchange-Traded Funds
United States	4,717,000	–	–	4,717,000

Total	$363,046,458	$–	$869,699	$363,916,157

76	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Funds®	Notes to Financial Statements
October 31, 2015 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Grandeur Peak Global Micro Cap Fund
Common Stocks
Australia	$412,470	$–	$–	$412,470
Brazil	127,861	–	–	127,861
Britain	852,241	–	–	852,241
Canada	373,055	–	–	373,055
China	267,175	–	–	267,175
Colombia	51,260	–	–	51,260
Denmark	85,342	–	–	85,342
France	1,100,946	–	–	1,100,946
Germany	256,016	–	–	256,016
Greece	11,946	–	–	11,946
Hong Kong	170,348	–	–	170,348
India	1,126,924	–	–	1,126,924
Indonesia	536,525	–	–	536,525
Ireland	215,778	–	–	215,778
Israel	167,371	–	–	167,371
Japan	2,510,835	–	–	2,510,835
Malaysia	180,505	–	–	180,505
Norway	246,264	–	–	246,264
Philippines	178,683	–	–	178,683
Singapore	240,187	–	–	240,187
South Africa	372,640	–	–	372,640
South Korea	498,211	–	–	498,211
Sri Lanka	186,660	–	–	186,660
Sweden	812,631	–	–	812,631
Taiwan	1,073,450	–	–	1,073,450
Thailand	376,168	–	–	376,168
Turkey	272,361	–	–	272,361
United States	2,521,214	–	–	2,521,214

Total	$15,225,067	$–	$–	$15,225,067

Semi-Annual Report | October 31, 2015	77

Grandeur Peak Funds®	Notes to Financial Statements
October 31, 2015 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Grandeur Peak Global Opportunities Fund
Common Stocks
Australia	$7,712,925	$–	$–	$7,712,925
Austria	7,481,372	–	–	7,481,372
Belgium	7,840,671	–	–	7,840,671
Brazil	10,035,567	–	–	10,035,567
Britain	45,597,013	–	–	45,597,013
Canada	14,911,936	–	–	14,911,936
Chile	1,313,335	–	–	1,313,335
China	45,074,030	–	1,371,905	46,445,935
Colombia	7,217,794	–	–	7,217,794
Denmark	605,839	–	–	605,839
France	12,051,196	–	–	12,051,196
Georgia	5,315,443	–	–	5,315,443
Germany	18,893,107	–	–	18,893,107
Hong Kong	11,375,094	–	–	11,375,094
India	50,238,559	–	–	50,238,559
Indonesia	19,278,112	–	–	19,278,112
Ireland	4,662,566	–	–	4,662,566
Israel	583,717	–	–	583,717
Italy	3,606,240	–	–	3,606,240
Japan	40,068,937	–	–	40,068,937
Jersey	725,116	–	–	725,116
Luxembourg	5,036,524	–	–	5,036,524
Malaysia	7,961,500	–	–	7,961,500
Mexico	5,478,317	–	–	5,478,317
Netherlands	4,475,835	–	–	4,475,835
Norway	2,854,423	4,121,552	–	6,975,975
Philippines	6,945,524	–	–	6,945,524
Poland	1,083,653	–	–	1,083,653
Singapore	4,249,784	–	–	4,249,784
South Africa	13,417,932	–	–	13,417,932
South Korea	12,452,333	–	–	12,452,333
Sweden	18,264,958	–	–	18,264,958
Switzerland	8,496,670	–	–	8,496,670
Taiwan	32,502,716	–	–	32,502,716
Thailand	3,793,506	–	–	3,793,506
Turkey	1,283,309	–	–	1,283,309
United Arab Emirates	831,322	–	–	831,322
United States	195,605,260	–	–	195,605,260
Vietnam	1,033,299	–	–	1,033,299
Preferred Stocks
Brazil	2,495,080	–	–	2,495,080

Total	$642,850,514	$4,121,552	$1,371,905	$648,343,971

78	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Funds®	Notes to Financial Statements
October 31, 2015 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Grandeur Peak Global Reach Fund
Common Stocks
Australia	$5,828,758	$–	$–	$5,828,758
Austria	1,120,887	–	–	1,120,887
Belgium	789,334	–	–	789,334
Brazil	4,079,728	–	–	4,079,728
Britain	20,503,841	–	–	20,503,841
Canada	6,133,586	–	–	6,133,586
Chile	679,371	–	–	679,371
China	23,817,499	–	372,243	24,189,742
Colombia	2,376,261	–	–	2,376,261
Denmark	1,700,883	–	–	1,700,883
Egypt	345,477	–	–	345,477
Finland	876,992	–	–	876,992
France	6,677,334	–	–	6,677,334
Georgia	1,831,423	–	–	1,831,423
Germany	7,439,544	–	–	7,439,544
Greece	928,655	–	–	928,655
Hong Kong	7,216,142	–	–	7,216,142
India	24,930,975	–	–	24,930,975
Indonesia	9,198,066	–	–	9,198,066
Ireland	1,732,430	–	–	1,732,430
Israel	4,234,056	–	–	4,234,056
Italy	1,635,773	–	–	1,635,773
Japan	18,260,807	–	–	18,260,807
Luxembourg	3,150,679	–	–	3,150,679
Malaysia	4,621,447	–	–	4,621,447
Mexico	2,399,896	–	–	2,399,896
Netherlands	2,440,038	–	–	2,440,038
New Zealand	954,925	–	–	954,925
Norway	2,568,255	2,797,328	–	5,365,583
Philippines	4,820,345	–	–	4,820,345
Poland	1,994,150	–	–	1,994,150
Russia	62,239	–	–	62,239
Singapore	1,435,289	–	–	1,435,289
South Africa	11,003,565	–	–	11,003,565
South Korea	9,157,222	–	–	9,157,222
Spain	–	–	1	1
Sri Lanka	2,118,495	–	–	2,118,495
Sweden	4,642,173	–	–	4,642,173
Switzerland	3,106,616	–	–	3,106,616
Taiwan	15,819,682	–	–	15,819,682
Thailand	2,020,376	–	–	2,020,376
Turkey	1,760,042	–	–	1,760,042
United States	75,303,772	–	–	75,303,772
Vietnam	2,378,920	–	–	2,378,920
Preferred Stocks
Brazil	1,408,585	–	–	1,408,585
Colombia	286,378	–	–	286,378

Total	$305,790,911	$2,797,328	$372,244	$308,960,483

Semi-Annual Report | October 31, 2015	79

Grandeur Peak Funds®	Notes to Financial Statements
October 31, 2015 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Grandeur Peak Global Stalwarts Fund
Common Stocks
Australia	$105,795	$–	$–	$105,795
Belgium	121,192	–	–	121,192
Brazil	177,822	–	–	177,822
Britain	964,542	–	–	964,542
Canada	651,689	–	–	651,689
Chile	115,661	–	–	115,661
China	972,913	–	–	972,913
Denmark	125,551	–	–	125,551
France	158,669	–	–	158,669
Germany	377,000	–	–	377,000
Hong Kong	530,591	–	–	530,591
India	781,697	–	–	781,697
Indonesia	351,470	–	–	351,470
Israel	55,928	–	–	55,928
Italy	171,182	–	–	171,182
Japan	1,080,887	–	–	1,080,887
Luxembourg	273,965	–	–	273,965
Mexico	127,402	–	–	127,402
Netherlands	328,597	–	–	328,597
Norway	42,384	–	–	42,384
Philippines	391,066	–	–	391,066
South Africa	114,427	–	–	114,427
South Korea	118,082	–	–	118,082
Sweden	599,510	–	–	599,510
Switzerland	344,917	–	–	344,917
Taiwan	472,715	–	–	472,715
United States	5,271,133	–	–	5,271,133
Preferred Stocks
Brazil	126,634	–	–	126,634
Colombia	50,292	–	–	50,292

Total	$15,003,713	$–	$–	$15,003,713

80	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Funds®	Notes to Financial Statements
October 31, 2015 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Grandeur Peak International Opportunities Fund
Common Stocks
Australia	$8,231,783	$–	$–	$8,231,783
Austria	8,121,983	–	–	8,121,983
Belgium	8,226,633	–	–	8,226,633
Brazil	16,625,240	–	–	16,625,240
Britain	82,133,059	–	–	82,133,059
British Virgin Islands	774,234	–	–	774,234
Canada	24,489,015	–	–	24,489,015
China	70,990,677	–	1,115,373	72,106,050
Colombia	8,198,487	–	–	8,198,487
Denmark	2,944,424	–	–	2,944,424
Finland	3,484,722	–	–	3,484,722
France	21,511,069	–	–	21,511,069
Georgia	7,575,770	–	–	7,575,770
Germany	30,905,130	–	–	30,905,130
Hong Kong	16,091,268	–	–	16,091,268
India	54,246,269	–	–	54,246,269
Indonesia	23,676,652	–	–	23,676,652
Ireland	11,547,171	–	–	11,547,171
Israel	3,706,094	–	–	3,706,094
Italy	2,772,945	–	–	2,772,945
Japan	76,067,666	–	–	76,067,666
Jersey	849,642	–	–	849,642
Luxembourg	5,238,918	–	–	5,238,918
Malaysia	19,183,388	–	–	19,183,388
Mexico	9,398,438	–	–	9,398,438
Netherlands	9,203,575	–	–	9,203,575
Norway	6,597,319	6,865,825	–	13,463,144
Oman	1,897,221	–	–	1,897,221
Philippines	14,307,548	–	–	14,307,548
Russia	824,250	–	–	824,250
Singapore	8,538,348	–	–	8,538,348
South Africa	22,327,177	–	–	22,327,177
South Korea	28,661,659	–	–	28,661,659
Sweden	29,015,418	–	–	29,015,418
Switzerland	10,963,883	–	–	10,963,883
Taiwan	50,684,572	–	–	50,684,572
Thailand	6,127,278	–	–	6,127,278
United Arab Emirates	1,472,356	–	–	1,472,356
United States	2,557,004	–	–	2,557,004
Vietnam	206,622	–	–	206,622
Preferred Stocks
Brazil	4,738,349	–	–	4,738,349
Exchange-Traded Funds
United States	4,427,747	–	–	4,427,747

Total	$719,541,003	$6,865,825	$1,115,373	$727,522,201

Semi-Annual Report | October 31, 2015	81

Grandeur Peak Funds®	Notes to Financial Statements
October 31, 2015 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Grandeur Peak International Stalwarts Fund
Common Stocks
Australia	$198,818	$–	$–	$198,818
Belgium	218,536	–	–	218,536
Brazil	284,478	–	–	284,478
Britain	1,473,970	–	–	1,473,970
Canada	982,797	–	–	982,797
Chile	197,953	–	–	197,953
China	1,604,218	–	–	1,604,218
Denmark	226,471	–	–	226,471
France	264,708	–	–	264,708
Germany	782,686	–	–	782,686
Hong Kong	610,865	–	–	610,865
India	1,070,379	–	–	1,070,379
Indonesia	613,141	–	–	613,141
Ireland	99,213	–	–	99,213
Israel	86,999	–	–	86,999
Italy	271,872	–	–	271,872
Japan	1,590,300	–	–	1,590,300
Luxembourg	419,397	–	–	419,397
Mexico	225,094	–	–	225,094
Netherlands	536,507	–	–	536,507
Norway	64,069	–	–	64,069
Philippines	647,769	–	–	647,769
South Africa	179,103	–	–	179,103
South Korea	178,983	–	–	178,983
Sweden	1,031,576	–	–	1,031,576
Switzerland	486,205	–	–	486,205
Taiwan	886,901	–	–	886,901
United States	492,938	–	–	492,938
Preferred Stocks
Brazil	224,441	–	–	224,441
Colombia	78,655	–	–	78,655

Total	$16,029,042	$–	$–	$16,029,042

82	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Funds®	Notes to Financial Statements
October 31, 2015 (Unaudited)

The Funds recognize transfers between levels as of the end of the period. For the six months or period ended October 31, 2015, the Funds had the following transfers between Level 1 and Level 2 securities. The most frequent, although not exclusive, cause of common stocks to be transferred between level 1 and 2 is due to whether the foreign securities in the Funds are fair value priced on the last day of the period (i.e. when the S&P 500 moves +/- 1% on the day, the foreign securities are re-priced as of 4:00pm EST based on a historic pricing algorithm performed by a third-party service).

The Grandeur Peak Emerging Markets Opportunities Fund had the following transfers out of Levels 1 and 2 at October 31, 2015:

	Level 1 - Quoted and Unadjusted Prices		Level 2 - Other Significant Observable Inputs

	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Common Stocks	$ 212,412,431	$ –	$ –	$ (212,412,341)
Total	$ 212,412,431	$ –	$ –	$ (212,412,341)

The Grandeur Peak Global Opportunities Fund had the following transfers out of Levels 1 and 2 at October 31, 2015:

	Level 1 - Quoted and Unadjusted Prices		Level 2 - Other Significant Observable Inputs

	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Common Stocks	$ 273,961,063	$ –	$ –	$ (273,961,063)
Total	$ 273,961,063	$ –	$ –	$ (273,961,063)

The Grandeur Peak Global Reach Fund had the following transfers out of Levels 1 and 2 at October 31, 2015:

	Level 1 - Quoted and Unadjusted Prices		Level 2 - Other Significant Observable Inputs

	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Common Stocks	$ 123,265,094	$ –	$ –	$ (123,265,094)
Total	$ 123,265,094	$ –	$ –	$ (123,265,094)

The Grandeur Peak International Opportunities Fund had the following transfers out of Levels 1 and 2 at October 31, 2015:

	Level 1 - Quoted and Unadjusted Prices		Level 2 - Other Significant Observable Inputs

	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Common Stocks	$ 432,868,645	$ –	$ –	$ (432,868,645)
Total	$ 432,868,645	$ –	$ –	$ (432,868,645)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Grandeur Peak Emerging Markets Opportunities Fund	Common Stocks	Total

Balance as of April 30, 2015	$1,654,510	$1,654,510
Accrued Discount/Premium	–	–
Return of Capital	–	–
Realized Gain/(Loss)	(41,730)	(41,730)
Change in Unrealized Appreciation/(Depreciation)	(717,461)	(717,461)
Purchases	–	–
Sales Proceeds	(25,620)	(25,620)
Transfer into Level 3	–	–
Transfer out of Level 3	–	–

Balance as of October 31, 2015	$869,699	$869,699

Net change in unrealized Appreciation/(Depreciation) included in the Statement of Operations attributable to Level 3 investments held at October 31, 2015	$(734,129)	$(734,129)

Semi-Annual Report | October 31, 2015	83

Grandeur Peak Funds®	Notes to Financial Statements
October 31, 2015 (Unaudited)

Grandeur Peak Global Opportunities Fund	Common Stocks	Total

Balance as of April 30, 2015	$2,538,049	$2,538,049
Accrued Discount/Premium	–	–
Return of Capital	–	–
Realized Gain/(Loss)	(6,162)	(6,162)
Change in Unrealized Appreciation/(Depreciation)	(1,155,891)	(1,155,891)
Purchases	–	–
Sales Proceeds	(4,091)	(4,091)
Transfer into Level 3	–	–
Transfer out of Level 3	–	–

Balance as of October 31, 2015	$1,371,905	$1,371,905

Net change in unrealized Appreciation/(Depreciation) included in the Statement of Operations attributable to Level 3 investments held at October 31, 2015	$(1,158,051)	$(1,158,051)

Grandeur Peak Global Reach Fund	Common Stocks	Total

Balance as of April 30, 2015	$706,018	$706,018
Accrued Discount/Premium	–	–
Return of Capital	–	–
Realized Gain/(Loss)	(15,969)	(15,969)
Change in Unrealized Appreciation/(Depreciation)	(307,919)	(307,919)
Purchases	–	–
Sales Proceeds	(9,886)	(9,886)
Transfer into Level 3	–	–
Transfer out of Level 3	–	–

Balance as of October 31, 2015	$372,244	$372,244

Net change in unrealized Appreciation/(Depreciation) included in the Statement of Operations attributable to Level 3 investments held at October 31, 2015	$(314,218)	$(314,218)

Grandeur Peak International Opportunities Fund	Common Stocks	Total

Balance as of April 30, 2015	$2,070,865	$2,070,865
Accrued Discount/Premium	–	–
Return of Capital	–	–
Realized Gain/(Loss)	(10,722)	(10,722)
Change in Unrealized Appreciation/(Depreciation)	(937,701)	(937,701)
Purchases	–	–
Sales Proceeds	(7,069)	(7,069)
Transfer into Level 3	–	–
Transfer out of Level 3	–	–

Balance as of October 31, 2015	$1,115,373	$1,115,373

Net change in unrealized Appreciation/(Depreciation) included in the Statement of Operations attributable to Level 3 investments held at October 31, 2015	$(941,507)	$(941,507)

Net change in unrealized appreciation/depreciation on Level 3 securities is included on the Statements of Assets and Liabilities under Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies. Due to the lack of a market to trade a newly acquired security, a price was unobtainable and was transferred to a level 3 security for all Funds.

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Grandeur Peak Funds®	Notes to Financial Statements
October 31, 2015 (Unaudited)

The table below provided additional information about the Level 3 Fair Value Measurements as of October 31, 2015:

Quantitative Information about Level 3 Fair Value Measurements

Grandeur Peak Emerging Markets Opportunities Fund

Asset Class	Fair Value (USD) at 10/31/15	Valuation Technique	Unobservable Inputs(a)	Value
Foreign Common Stock	$869,699	Discount on last quoted exchange price	Discount	40.3%

Grandeur Peak Global Opportunities Fund

Asset Class	Fair Value (USD) at 10/31/15	Valuation Technique	Unobservable Inputs(a)	Value
Foreign Common Stock	$1,371,905	Discount on last quoted exchange price	Discount	40.3%

Grandeur Peak Global Reach Fund

Asset Class	Fair Value (USD) at 10/31/15	Valuation Technique	Unobservable Inputs(a)	Value
Foreign Common Stock	$372,243	Discount on last quoted exchange price	Discount	40.3%

Grandeur Peak International Opportunities Fund

Asset Class	Fair Value (USD) at 10/31/15	Valuation Technique	Unobservable Inputs(a)	Value
Foreign Common Stock	$1,115,373	Discount on last quoted exchange price	Discount	40.3%

(a) A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input		Impact to Value if Input Increases	Impact to Value if Input Decreases
Discount		Decrease	Increase

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Cash Management Transactions: The Funds subscribe to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”), whereby cash balances are automatically swept into overnight offshore demand deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the Funds to earn interest on cash balances. Excess cash with deposit institutions domiciled outside of the U.S. are subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. Cash balances in the BBH CMS are included on the Statements of Assets and Liabilities under Cash and Foreign Cash, at Value. As of October 31, 2015, the Funds had the following cash balances participating in the BBH CMS:

Fund
Grandeur Peak Emerging Markets Opportunities Fund	$35,290,539
Grandeur Peak Global Micro Cap Fund	11,373,331
Grandeur Peak Global Opportunities Fund	2,920,151
Grandeur Peak Global Reach Fund	617,009
Grandeur Peak Global Stalwarts Fund	1,979,916
Grandeur Peak International Stalwarts Fund	1,342,336
Grandeur Peak International Opportunities Fund	49,090,714

Semi-Annual Report | October 31, 2015	85

Grandeur Peak Funds®	Notes to Financial Statements
October 31, 2015 (Unaudited)

As of October 31, 2015, the Funds had the following foreign cash balances participating in the BBH CMS (cost and value of foreign cash balances are equal):

Fund
Grandeur Peak Emerging Markets Opportunities Fund	$32
Grandeur Peak Global Micro Cap Fund	10,821
Grandeur Peak Global Opportunities Fund	28,004
Grandeur Peak Global Reach Fund	341,427
Grandeur Peak Global Stalwarts Fund	9,007
Grandeur Peak International Stalwarts Fund	–
Grandeur Peak International Opportunities Fund	3,039,556

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service.

The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Trust Expenses: Some expenses of the Trust can be directly attributed to the Funds. Expenses which cannot be directly attributed to the Funds are apportioned among all funds in the Trust based on average net assets of each fund.

Fund and Class Expenses: Expenses that are specific to a Fund or class of shares of a Fund, including distribution fees (Rule 12b-1 fees), are charged directly to that Fund or share class. Expenses that are common to all Funds generally are allocated among the Funds in proportion to their average daily net assets.

Offering Costs: Offering costs, including costs of printing initial prospectuses, legal and registration fees, are being amortized over twelve months from the inception date of the Funds. Amounts amortized during the period ended October 31, 2015 for the Grandeur Peak Micro Cap Fund, Grandeur Peak Global Stalwarts Fund, and Grandeur Peak International Stalwarts Fund are shown on the Fund’s Statement of Operations. As of October 31, 2015, the Grandeur Peak Emerging Markets Opportunities Fund, Grandeur Peak Global Opportunities Fund, Grandeur Peak Global Reach Fund, and Grandeur Peak International Opportunities Fund fully amortized all offering costs.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Funds are not subject to income taxes to the extent such distributions are made.

As of and during the year ended April 30, 2015, the Grandeur Peak Emerging Markets Opportunities Fund, the Grandeur Peak Global Opportunities Fund, the Grandeur Peak Global Reach Fund, and the Grandeur Peak International Opportunities Fund had a liability for unrecognized capital gains tax in the amount of $598,797, $725,970, $411,508, and $730,034 respectively. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is

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Grandeur Peak Funds®	Notes to Financial Statements
October 31, 2015 (Unaudited)

generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: Each Fund normally pays dividends and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income each Fund receives from their investments, including short term capital gains. Long term capital gain distributions are derived from gains realized when each Fund sells a security it has owned for more than a year. Each Fund may make additional distributions and dividends at other times if the portfolio manager believes doing so may be necessary for each Fund to avoid or reduce taxes. The Funds intend to pass through foreign tax credits to shareholders.

3. TAX BASIS INFORMATION

Tax Basis of Investments: As of October 31, 2015, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes was as follows:

	Gross Appreciation	Gross Depreciation		Cost of Investments
	(excess of value	(excess of tax cost	Net Unrealized	for Income Tax
	over tax cost)	over value)	Appreciation/(Depreciation)	Purposes
Grandeur Peak Emerging Markets Opportunities Fund	$43,178,185	$(63,075,761)	$(19,897,576)	$383,813,733
Grandeur Peak Global Micro Cap Fund	201,413	(377,743)	(176,330)	15,401,397
Grandeur Peak Global Opportunities Fund	147,814,808	(82,109,513)	65,705,295	582,638,676
Grandeur Peak Global Reach Fund	40,797,738	(45,365,063)	(4,567,325)	313,527,808
Grandeur Peak Global Stalwarts Fund	768,414	(321,169)	447,245	14,556,468
Grandeur Peak International Opportunities Fund	141,599,074	(87,714,257)	53,884,817	673,637,384
Grandeur Peak International Stalwarts Fund	949,147	(174,360)	774,787	15,254,255

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Funds.

The tax character of distributions paid by the Funds for the fiscal year and or period ended April 30, 2015 were as follows:

	Ordinary Income	Long-Term Capital Gain
Grandeur Peak Emerging Markets Opportunities Fund	$10,934,864	$44,691
Grandeur Peak Global Opportunities Fund	9,456,832	37,925,629
Grandeur Peak Global Reach Fund	3,157,372	885,418
Grandeur Peak International Opportunities Fund	19,542,293	32,521,839

During the six months or period ended October 31, 2015, the Funds did not make any distributions.

4. SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales of securities (excluding short term securities) during the six months or period ended October 31, 2015 were as follows:

		Proceeds From Sales of
Fund	Purchases of Securities	Securities
Grandeur Peak Emerging Markets Opportunities Fund	$80,505,976	$83,198,212
Grandeur Peak Global Micro Cap Fund	15,401,396	–
Grandeur Peak Global Opportunities Fund	122,944,904	144,612,514
Grandeur Peak Global Reach Fund	84,482,786	85,835,069
Grandeur Peak Global Stalwarts Fund	15,000,580	453,572
Grandeur Peak International Opportunities Fund	156,959,309	149,261,873
Grandeur Peak International Stalwarts Fund	16,194,243	929,833

Semi-Annual Report | October 31, 2015	87

Grandeur Peak Funds®	Notes to Financial Statements
October 31, 2015 (Unaudited)

5. SHARES OF BENEFICIAL INTEREST

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Funds of the Trust have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Purchasers of the shares do not have any obligation to make payments to the Trust or its creditors (other than the purchase price for the shares) or make contributions to the Trust or its creditors solely by reason of the purchasers’ ownership of the shares. Shares have no pre-emptive rights.

Shares redeemed within 60 days of purchase may incur a 2% short-term redemption fee deducted from the redemption amount. For the six months or period ended October 31, 2015 and the year ended April 30, 2015, the redemption fees charged by the Funds are presented in the Statements of Changes in Net Assets.

6. MANAGEMENT AND RELATED-PARTY TRANSACTIONS

The Adviser, subject to the authority of the Board, is responsible for the overall management and administration of the Funds’ business affairs. The Adviser manages the investments of the Funds in accordance with the Funds’ investment objective, policies and limitations and investment guidelines established jointly by the Adviser and the Trustees. Pursuant to the Advisory Agreement, (the “Advisory Agreement”), each Fund pays the Adviser an annual management fee based on each Fund’s average daily net assets. The management fee is paid on a monthly basis. The following table reflects the Funds’ advisory fee rates.

Fund	Advisory Fee
Grandeur Peak Emerging Markets Opportunities Fund	1.35%
Grandeur Peak Global Micro Cap Fund	1.50%
Grandeur Peak Global Opportunities Fund	1.25%
Grandeur Peak Global Reach Fund	1.10%
Grandeur Peak Global Stalwarts Fund	0.80%
Grandeur Peak International Opportunities Fund	1.25%
Grandeur Peak International Stalwarts Fund	0.80%

With respect to the Grandeur Peak Global Opportunities Fund and the Grandeur Peak International Opportunities Fund, the Adviser has contractually agreed to limit certain of each Fund’s expenses to 1.75% of the Fund’s average daily net assets in the Investor Class shares and 1.50% of the Fund’s average daily net assets in the Institutional Class shares until August 31, 2016. With respect to the Grandeur Peak Emerging Markets Opportunities Fund, the Adviser has contractually agreed to limit certain of the Fund’s expenses to 1.95% of the Fund’s average daily net assets in the Investor Class shares and 1.70% of the Fund’s average daily net assets in the Institutional Class shares until August 31, 2016. With respect to the Grandeur Peak Global Reach Fund, the Adviser has contractually agreed to limit certain of the Fund’s expenses to 1.60% of the Fund’s average daily net assets in the Investor Class shares and 1.35% of the Fund’s average daily net assets in the Institutional Class shares until August 31, 2016. With respect to the Grandeur Peak Global Micro Cap Fund, the Adviser has contractually agreed to limit certain of the Fund’s expenses to 2.25% of the Fund’s average daily net assets in the Investor Class shares and 2.00% of the Fund’s average daily net assets in the Institutional Class shares until August 31, 2016. With respect to the Grandeur Peak Global Stalwarts Fund and the Grandeur Peak International Stalwarts Fund, the Adviser has contractually agreed to limit certain of the Fund’s expenses to 1.35% of the Fund’s average daily net assets in the Investor Class shares and 1.10% of the Fund’s average daily net assets in the Institutional Class shares until August 31, 2016. Pursuant to these agreements, each Fund will reimburse the Adviser for any fee waivers and expense reimbursements made by the Adviser, provided that any such reimbursements made by the Funds to the Adviser will not cause the Funds’ expense limitation to exceed expense limitations in existence at the time the expense was incurred, or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years after the expenses were incurred.

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Grandeur Peak Funds®	Notes to Financial Statements
October 31, 2015 (Unaudited)

For the six months or period ended October 31, 2015, the fee waivers and/or reimbursements were as follows:

Fund	Fees Waived/Reimbursed By Adviser	Recoupment of Previously Waived Fees By Adviser	Total
Grandeur Peak Emerging Markets Opportunities Fund
Investor Class	$–	$–	$–
Institutional Class	–	–	–
Grandeur Peak Global Micro Cap Fund
Investor Class	$–	$–	$–
Institutional Class	4,823	–	4,823
Grandeur Peak Global Opportunities Fund
Investor Class	$–	$–	$–
Institutional Class	–	–	–
Grandeur Peak Global Reach Fund
Investor Class	$–	$31,335	$31,335
Institutional Class	–	69,065	69,065
Grandeur Peak Global Stalwarts Fund
Investor Class	$19,396	$–	$19,396
Institutional Class	22,638	–	22,638
Grandeur Peak International Opportunities Fund
Investor Class	$–	$–	$–
Institutional Class	–	–	–
Grandeur Peak International Stalwarts Fund
Investor Class	$4,705	$–	$4,705
Institutional Class	29,405	–	29,405

As of April 30, 2015, the balances of recoupable expenses for each Fund were as follows:
		Expires
Fund		2017	Total
Grandeur Peak Emerging Markets Opportunities Fund
Investor Class		$–	$–
Institutional Class		–	–
Grandeur Peak Global Opportunities Fund
Investor Class		$–	$–
Institutional Class		–	–
Grandeur Peak Global Reach Fund
Investor Class		$45,810	$45,810
Institutional Class		98,313	98,313
Grandeur Peak International Opportunities Fund
Investor Class		$–	$–
Institutional Class		–	–

Administrator Fees and Expenses

ALPS Fund Services, Inc. (“ALPS”) serves as administrator to the Funds and the Funds have agreed to pay expenses incurred in connection with their administrative activities. Pursuant to an Administration Agreement, ALPS provides operational services to the Funds including, but not limited to, fund accounting and fund administration and generally assists in the Funds’ operations. Officers of the Trust are employees of ALPS. The Funds’ administration fee is accrued on a daily basis and paid monthly. Administration fees paid by the Funds for the six months or period ended October

31, 2015 are disclosed in the Statements of Operations.

ALPS is reimbursed by the Fund for certain out-of-pocket expenses.

Transfer Agent

ALPS serves as transfer, dividend paying and shareholder servicing agent for the Funds. ALPS receives an annual minimum fee, a fee based upon the number of shareholder accounts, and is also reimbursed by the Funds for certain out-of-pocket expenses.

Semi-Annual Report | October 31, 2015	89

Grandeur Peak Funds®	Notes to Financial Statements
October 31, 2015 (Unaudited)

Compliance Services

ALPS provides services that assist the Trust’s chief compliance officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act and receives an annual base fee. ALPS is reimbursed for certain out-of-pocket expenses by the Funds.

Principal Financial Officer

ALPS receives an annual fee for providing principal financial officer services to the Funds.

Distributor: ALPS Distributors, Inc. (“ADI” or the “Distributor”) (an affiliate of ALPS) acts as the distributor of the Funds’ shares pursuant to a Distribution Agreement with the Trust. Shares are sold on a continuous basis by ADI as agent for the Funds, and ADI has agreed to use its best efforts to solicit orders for the sale of each Fund’s shares, although it is not obliged to sell any particular amount of shares. ADI is not entitled to any compensation for its services as Distributor. ADI is registered as a broker-dealer with the U.S. Securities and Exchange Commission.

Each Fund has adopted a Distribution and Services (Rule 12b-1) Plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”) for its Investor Class shares. The Plan allows the Funds to use Investor Class assets to pay fees in connection with the distribution and marketing of Investor Class shares and/or the provision of shareholder services to Investor Class shareholders. The Plan permits payment for services in connection with the administration of plans or programs that use Investor Class shares of each Fund as their funding medium and for related expenses. The Plan permits the Funds to make total payments at an annual rate of up to 0.25% of each Fund’s average daily net assets attributable to its Investor Class shares. The expenses of the Plan are reflected as distribution and service fees in the Statements of Operations.

7. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses, which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. RECENT ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2015-07, “Disclosures for Investments in Certain Entities that Calculate Net Asset Value Per Share (or its Equivalent).” This is an update to Accounting Standards Codification Topic 820, Fair Value Measurement. ASU 2015-07 removes the requirement to categorize within the fair value hierarchy investments for which fair value is measured at net asset value per share (or its equivalent) using the practical expedient. ASU 2015-17 is effective for annual reporting periods beginning on or after December 15, 2015, and interim periods within those annual periods, with retrospective application for all periods presented. The Funds are currently evaluating the impact ASU 2015-07 will have on the Funds’ financial statements and disclosures.

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Grandeur Peak Funds®	Disclosure Regarding Approval of Fund Advisory Agreement
October 31, 2015 (Unaudited)

GRANDEUR PEAK GLOBAL STALWARTS FUND, GRANDEUR PEAK INTERNATIONAL STALWARTS FUND

AND GRANDEUR PEAK GLOBAL MICRO CAP FUND

On June 9-10, 2015, the Trustees met in person to discuss, among other things, the approval of the investment advisory agreement between Financial Investors Trust (the “Trust”) and Grandeur Peak Global Advisors, LLC (“Grandeur Peak”) (the “Investment Advisory Agreement”), in accordance with Section 15(c) of the 1940 Act. The Independent Trustees met with independent legal counsel during executive session and discussed the Investment Advisory Agreement and other related materials.

In approving the Investment Advisory Agreement with Grandeur Peak, the Trustees, including the Independent Trustees, considered the following factors with respect to the Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Stalwarts Fund and Grandeur Peak Global Micro Cap Funds (the “New Grandeur Peak Funds”):

Investment Advisory Fee Rate: The Trustees reviewed and considered the contractual annual advisory fee to be paid by the Trust, on behalf of the New Grandeur Peak Funds, to Grandeur Peak of 0.80% of daily average net assets for each of the Grandeur Peak Global Stalwarts Fund and Grandeur Peak International Stalwarts Fund and 1.50% of daily average net assets for the Grandeur Peak Global Micro Cap Fund, in light of the extent and quality of the advisory services to be provided by Grandeur Peak to the New Grandeur Peak Funds. The Board received and considered information including a comparison of each New Grandeur Peak Fund’s contractual and actual advisory fees and overall expenses with those of funds in the relevant peer expense group of funds provided by an independent provider of investment company data. The Trustees noted that the investment advisory fee rate was generally below, and in some cases significantly below, the peer group fee and the universe fee for the Grandeur Peak Global Stalwarts Fund and Grandeur Peak International Stalwarts Fund, and significantly above such medians for the Grandeur Peak Global Micro Cap Fund.

Total Expense Ratios: Based on such information, the Trustees further reviewed and considered the total expense ratios (after waivers, subject to certain exclusions), of 1.10%, 1.10% and 2.00% for each of the Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Stalwarts Fund and Grandeur Peak Global Micro Cap Fund, respectively, taking into account the contractual fee waiver in place until August 2017. The Trustees noted that the total expense ratios (after waivers) were generally below the peer group total expense ratio and the universe total expense ratio for the Grandeur Peak Global Stalwarts Fund and the Grandeur Peak International Stalwarts Fund, and significantly above such medians for the Grandeur Peak Global Micro Cap Fund.

Nature, Extent and Quality of the Services under the Investment Advisory Agreement: The Trustees received and considered information regarding the nature, extent and quality of services to be provided to the New Grandeur Peak Funds under the Investment Advisory Agreement. The Trustees reviewed certain background materials supplied by Grandeur Peak in its presentation, including its Form ADV, financial statements and compliance policies and procedures.

The Trustees reviewed and considered Grandeur Peak’s investment advisory personnel, their history as asset managers and the amount of assets currently under management by Grandeur Peak. The Trustees also reviewed the research and decision-making processes utilized by Grandeur Peak, including the methods adopted to seek to achieve compliance with the investment objectives, policies and restrictions of the New Grandeur Peak Funds.

The Trustees considered the background and experience of Grandeur Peak’s management in connection with the New Grandeur Peak Funds, including reviewing the qualifications, backgrounds and responsibilities of the management team primarily responsible for the day-to-day portfolio management of the New Grandeur Peak Funds and the extent of the resources devoted to research and analysis of actual and potential investments.

The Trustees also reviewed, among other things, Grandeur Peak’s codes of ethics.

Performance: The Trustees noted that since the New Grandeur Peak Funds has not yet begun operations, there is no fund performance to be reviewed or analyzed at this time. The Trustees also considered the limitations on the comparability of performance information for certain related funds and accounts. The Trustees considered Grandeur Peak’s reputation generally and its investment techniques, risk management controls and decision-making processes.

Comparable Accounts: The Trustees considered information provided by Grandeur Peak indicating that there were no comparable accounts.

Profitability: The Trustees received and considered information on the profitability of the Grandeur Peak Funds to Grandeur Peak, as well as projected profitability analysis prepared by Grandeur Peak based on the fees payable under the respective Investment Advisory Agreement for the New Grandeur Peak Funds, with the exception of the Grandeur Peak Global Micro Cap Fund, which was not anticipated to launch until 2016. The

Semi-Annual Report | October 31, 2015	91

Grandeur Peak Funds®	Disclosure Regarding Approval of Fund Advisory Agreement
October 31, 2015 (Unaudited)

Trustees considered the profits, if any, anticipated to be realized by Grandeur Peak in connection with the operation of the New Grandeur Peak Funds. To the extent indicated by Grandeur Peak that the New Grandeur Peak Funds would not be immediately profitable, the Board recognized the commitment to be made by Grandeur Peak to each the Fund. The Board then reviewed and discussed Grandeur Peak’s financial statements in order to analyze the financial condition and stability and profitability of Grandeur Peak.

Economies of Scale: The Trustees considered whether economies of scale in the provision of services to the New Grandeur Peak Funds will be passed along to the shareholders under the proposed agreements.

Other Benefits to the Advisers: The Trustees reviewed and considered any other incidental benefits derived or to be derived by Grandeur Peak from its relationship with the New Grandeur Peak Funds, including whether soft dollar arrangements were used.

The Board summarized its deliberations with respect to the Investment Advisory Agreement with Grandeur Peak. In selecting Grandeur Peak, and the fees charged under the Investment Advisory Agreement, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to approve the Investment Advisory Agreement. Further, the Independent Trustees were advised by independent legal counsel throughout the process. The Trustees, including all of the Independent Trustees, concluded that:

•

the Trustees noted that the investment advisory fee rate was generally below, and in some cases significantly below, the peer group fee and the universe fee for the Grandeur Peak Global Stalwarts Fund and Grandeur Peak International Stalwarts Fund, and significantly above such medians for the Grandeur Peak Global Micro Cap Fund;

•

the Trustees noted that the total expense ratios (after waivers) were generally below the peer group total expense ratio and the universe total expense ratio for the Grandeur Peak Global Stalwarts Fund and the Grandeur Peak International Stalwarts Fund, and significantly above such medians for the Grandeur Peak Global Micro Cap Fund;

•	the terms of the proposed fee waiver and expense limitation agreement between the Trust, on behalf of the New Grandeur Peak Funds, and Grandeur Peak, were not unreasonable;
•	the nature, extent and quality of services to be rendered by Grandeur Peak under the Investment Advisory Agreement are adequate;
•	there was no performance history for the New Grandeur Peak Funds for the Board to consider;
•	there were no comparable accounts managed by Grandeur Peak;
•	there was no historical profitability for the adviser with respect to the New Grandeur Peak Funds for the Board to consider; and
•	there were no material economies of scale or other incidental benefits accruing to Grandeur Peak in connection with their relationship with the New Grandeur Peak Funds, at this time.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that Grandeur Peak’s compensation for investment advisory services is consistent with the best interests of the New Grandeur Peak Funds and its shareholders.

Grandeur Peak Global Opportunities Fund, Grandeur Peak International Opportunities Fund, Grandeur Peak Emerging Markets Opportunities Fund and Grandeur Peak Global Reach Fund

On September 15, 2015, the Trustees met in person to discuss, among other things, the renewal of the investment advisory agreement between the Trust and Grandeur Peak (the “Investment Advisory Agreement”), in accordance with Section 15(c) of the 1940 Act. The Independent Trustees met with independent legal counsel during executive session and discussed the Investment Advisory Agreement and other related materials.

In renewing and approving the Investment Advisory Agreement with Grandeur Peak, the Trustees, including the Independent Trustees, considered the following factors with respect to the Grandeur Peak Global Opportunities Fund, Grandeur Peak International Opportunities Fund, Grandeur Peak Emerging Markets Opportunities Fund and Grandeur Peak Global Reach Fund (the “Reviewed Grandeur Peak Funds”):

Investment Advisory Fee Rate: The Trustees reviewed and considered the contractual annual advisory fee to be paid by the Trust, on behalf of the Reviewed Grandeur Peak Funds to Grandeur Peak of 1.25% of each of the Grandeur Peak Global Opportunities Fund’s, Grandeur Peak Emerging Markets Opportunities Fund’s and Grandeur Peak International Opportunities Fund’s daily average net assets and 1.10% of the Grandeur Peak Global Reach Fund’s daily average net assets, in light of the extent and quality of the advisory services provided by Grandeur Peak to the Reviewed Grandeur Peak Funds.

The Board received and considered information including a comparison of each of the Reviewed Grandeur Peak Fund’s contractual and actual advisory fees and overall expenses with those of funds in the expense groups and universes of funds provided by an independent provider of investment company data and by Grandeur Peak. The Trustees noted that the investment advisory fee rate was above the median peer group fee and the median universe fee for each class of each Reviewed Grandeur Peak Fund.

92	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Funds®	Disclosure Regarding Approval of Fund Advisory Agreement
October 31, 2015 (Unaudited)

Total Expense Ratios: Based on such information, the Trustees further reviewed and considered the total expense ratios (after waivers, subject to certain exclusions) of 1.38% for the Institutional Class and 1.62% for the Investor Class of each of the Grandeur Peak International Opportunities Fund and the Grandeur Peak Global Opportunities Fund, 1.58% for the Institutional Class and 1.82% for the Investor Class of the Grandeur Peak Emerging Markets Opportunities Fund and 1.35% for the Institutional Class and 1.60% for the Investor Class of the Grandeur Peak Global Reach Fund. The Trustees noted that the total expense ratios (after waivers) were above the median peer group total expense ratios and the median universe total expense ratios for each class of each Reviewed Grandeur Peak Fund.

Nature, Extent and Quality of the Services under the Investment Advisory Agreement: The Trustees received and considered information regarding the nature, extent and quality of services to be provided to the Reviewed Grandeur Peak Funds under the Investment Advisory Agreement. The Trustees reviewed certain background materials supplied by Grandeur Peak in its presentation, including its Form ADV.

The Trustees reviewed and considered Grandeur Peak’s investment advisory personnel, its history as an asset manager and its performance and the amount of assets currently under management by Grandeur Peak and its affiliated entities. The Trustees also reviewed the research and decision-making processes utilized by Grandeur Peak, including the methods adopted to seek to achieve compliance with the investment objectives, policies and restrictions of the Reviewed Grandeur Peak Funds.

The Trustees considered the background and experience of Grandeur Peak’s management in connection with the Reviewed Grandeur Peak Funds, including reviewing the qualifications, backgrounds and responsibilities of the management team primarily responsible for the day-to-day portfolio management of the Reviewed Grandeur Peak Funds and the extent of the resources devoted to research and analysis of actual and potential investments.

The Trustees also reviewed, among other things, Grandeur Peak’s insider trading policies and procedures and its Code of Ethics.

Performance: The Trustees reviewed performance information for each of the Reviewed Grandeur Peak Funds for the three-month, 1-year and 3–year, if applicable, periods ended June 30, 2015. That review included a comparison of each Reviewed Grandeur Peak Fund’s performance to the performance of a group of comparable funds selected by an independent provider of investment company data. The Trustees noted the performance of each Reviewed Grandeur Peak Fund was generally above its respective peer universe median for the most recent 1-year period and, with respect to the International Opportunities Fund and the Global Opportunities Fund, above the respective peer universe median for the most recent 3-year period. The Trustees also considered Grandeur Peak’s discussion of each Reviewed Grandeur Peak Fund’s underlying portfolio diversification categories, its top contributors and top detractors, as well as Grandeur Peak’s performance and reputation generally and its investment techniques, risk management controls and decision-making processes.

Comparable Accounts: The Trustees noted certain information provided by Grandeur Peak regarding fees charged to its limited partnership utilizing a strategy similar to that employed by the Grandeur Peak Global Opportunities Fund.

Profitability: The Trustees received and considered a retrospective and projected profitability analysis prepared by Grandeur Peak based on the fees payable under the Investment Advisory Agreement with respect to each Reviewed Grandeur Peak Fund. The Trustees considered the profits, if any, anticipated to be realized by Grandeur Peak in connection with the operation of each Reviewed Grandeur Peak Fund. The Board then reviewed Grandeur Peak’s unaudited calendar year 2011-2014 financial statements and a projection for 2015 in order to analyze the financial condition and stability and profitability of Grandeur Peak.

Economies of Scale: The Trustees considered whether economies of scale in the provision of services to the Reviewed Grandeur Peak Funds will be passed along to the shareholders under the proposed agreements.

Other Benefits to the Adviser: The Trustees reviewed and considered any other incidental benefits derived or to be derived by Grandeur Peak from its relationship with the Reviewed Grandeur Peak Funds, including whether soft dollar arrangements were used.

In renewing Grandeur Peak as the Reviewed Grandeur Peak Funds’ investment adviser and renewing the Investment Advisory Agreement and the fees charged under the Investment Advisory Agreement, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to renew the Investment Advisory Agreement. Further, the Independent Trustees were advised by separate independent legal counsel throughout the process. The Trustees, including all of the Independent Trustees, concluded that:

•	the investment advisory fee rate was above the median peer group fee and the median universe fee for each class of each Reviewed Grandeur Peak Fund;

Semi-Annual Report | October 31, 2015	93

Grandeur Peak Funds®	Disclosure Regarding Approval of Fund Advisory Agreement
October 31, 2015 (Unaudited)

•	the total expense ratio (after waivers) was above the median peer group fee and the median universe fee for each class of each Reviewed Grandeur Peak Fund;
•	the nature, extent and quality of services to be rendered by Grandeur Peak under the Investment Advisory Agreement with respect to the Reviewed Grandeur Peak Funds were adequate;
•

the performance of each class of each Reviewed Grandeur Peak Fund was generally above the median performance of the funds in its respective peer universe for the most recent 1-year period, and, with respect to the International Opportunities Fund and the Global Opportunities Fund, above the respective peer universe median for the most recent 3-year period;

•

bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to Grandeur Peak’s other clients employing a comparable strategy to one or more of the Reviewed Grandeur Peak Funds were not indicative of any unreasonableness with respect to the advisory fees proposed to be payable by the Reviewed Grandeur Peak Funds;

•	the profit, if any, realized by Grandeur Peak in connection with the operation of the Reviewed Grandeur Peak Funds is not unreasonable; and
•	there were no material economies of scale or other incidental benefits accruing to Grandeur Peak in connection with its relationship with the Grandeur Peak Funds.

After reviewing the information received, the Trustees requested supplemental information and the Adviser provided materials in response. The Board determined that, given the totality of the information provided with respect to the Investment Advisory Agreement, the Board had received sufficient information to approve the Investment Advisory Agreement.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that Grandeur Peak’s compensation for investment advisory services is consistent with the best interests of the Reviewed Grandeur Peak Funds and their shareholders.

94	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Funds®	Additional Information
October 31, 2015 (Unaudited)

1. FUND HOLDINGS

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Funds’ Form N-Q are available without charge on the SEC website at http://www.sec.gov. You may also review and copy the Form N-Q at the SEC’s Public Reference Room in Washington, DC. For more information about the operation of the Public Reference Room, please call the SEC at 1-800-SEC-0330.

2. FUND PROXY VOTING POLICIES, PROCEDURES AND SUMMARIES

The Funds’ policies and procedures used in determining how to vote proxies and information regarding how the Funds voted proxies relating to portfolio securities during the most recent prior 12-month period ending June 30 are available without charge, (1) upon request, by calling (toll-free) 855-377-PEAK(7325) and (2) on the SEC’s website at http://www.sec.gov.

Semi-Annual Report | October 31, 2015	95

 Contact Us

Mail:	Grandeur Peak Funds, P.O. Box 13664, Denver, CO 80201	E-Mail:	grandeurpeakglobal@alpsinc.com

Phone:	1.855.377.PEAK (7325)	Web:	www.GrandeurPeakGlobal.com

PATHWAY
ADVISORS FUNDS

SEMI-ANNUAL
October 31, 2015

Pathway Advisors Conservative Fund | PWCNX
Pathway Advisors Aggressive Growth Fund | PWAGX

Pathway Advisors Funds	Shareholder Letter
October 31, 2015 (Unaudited)

November 24, 2015

Dear Shareholder:

Below is a table of our year-to-date and one year performance as of 10/31/15. We’ve also included the annualized since inception return through the same period

	Calendar
	Year-To-Date	1 Year	Since Inception
Pathway Advisors Conservative	-1.14%	1.19%	3.04%
Pathway Advisors Aggressive Growth	-2.20%	2.42%	8.21%

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an Investor’s shares, when redeemed, may not be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. To obtain the most recent month-end performance data, please call 1-888-288-1121 or visit www.pathwayadvisorsfunds.com.

Hanson McClain, Inc. (the “Adviser”) has agreed contractually to limit the amount of the Fund’s total annual expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses, to 1.88% of the Fund’s average daily net assets. This agreement is in effect through August 31, 2016. The Adviser will be permitted to recover expenses it has borne through the agreement described above to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the relevant agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expense were deferred. The Adviser may not discontinue this waiver without the approval by the Fund’s Board of Trustees.

The divergence of central bank policy has continued since our last shareholder letter. The US dollar index has remained near multi-year highs against other currencies while energy prices have held near multi-year lows. The European Central Bank and the Bank of Japan continue to print money à la quantitative easing while the Federal Reserve continues to look forward to raising rates. With the Fed opting to not increase rates at all thus far and with there being some uncertainty of raising rates in December as well, it is possible that we may not see any rate increases until next year and even these are not certain.

In late August, while stocks in China were in a steep sell-off, the Chinese central bank, in order to stay competitive with other Asian currencies, devalued the Yuan. This along with concerns about slowing economic growth in countries like China saw global equity prices quickly fall sharply. While domestic equities have remarkably recovered roughly all of the losses from August and September, international developed market equities are still well below the highs set in May. Emerging markets equities started seeing drawdowns in May and while they have rallied well off their August and September lows, they are still 21% below the high set on April 28th on a price basis. They are down roughly 9.5% for the year through the end of October on a total return basis. High yield bonds have also struggled in this environment as fearful investors fled the asset class on concerns of increasing default rates for credit risky energy issuers. Yields between high yield bonds and treasuries, also known as credit spreads, went from 423 basis points, in early June, to a multi-year high of 653 basis points, in early October. Spreads compressed to 560 basis points by the end of October while the equity markets also surged more than 10% during the period. As of this

Semi-Annual Report | October 31, 2015	1

Pathway Advisors Funds	Shareholder Letter
October 31, 2015 (Unaudited)

writing, spreads are at 603 basis points. We anticipate that as the profit cycle continues to slow down, short-term borrowing rates head higher, and news of some credit defaults hits the news, spreads in this space will stay high or perhaps move higher. This irrational fear that is akin to “the baby going out with the bath water” can be a good place for patient active managers to add excess returns, especially if the highest quality bonds are trading at or above par and with duration for many issues now being higher than the yield-to-maturity.

We believe that, while markets have recovered nicely in the past month and a half, there are still plenty of risks that have been masked by complacency and the perception that central bankers will keep asset prices afloat at all cost. We suspect that as long as inflation, particularly wage growth, stays anemic and as long as interest rate risk continues to offset macroeconomic risks, investors will likely continue to embrace richer valuations, growth will likely continue to outperform value, and rates will likely stay low. Should this environment change significantly, we believe that there is some risk for both bonds (high quality and low quality) and stocks, especially those with weaker balance sheets, to both go down together. This could be very painful for investors in portfolios with stocks and bonds, as correlations between the two could increase dramatically. We are neither predicting that this bleak environment will soon be on the horizon nor is one of a high probability outcome, but we do believe that diversification still is essential when it comes to using both domestic and international assets, active and passive strategies, and traditional and alternative investment strategies. As we draw near to the close of the 7th year of an almost uninterrupted bull market in equities (and even longer for bonds), as the Fed prepares to raise interest rates for the first time in 7 years, as profit margins wane from their multi-year highs, and as we prepare for a new President (and possibly new policies) in a highly bifurcated political arena, we believe it is prudent to be defensive and prepared for asset classes to mean revert. We wish everyone a safe and happy holiday season and we are continually grateful for your confidence and trust.

Sincerely,

David Schauer

Chief Investment Officer

Hanson McClain, Inc.

The views of the author and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer’s current views. The views expressed are those of the author only, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the portfolios or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither Hanson McClain, Inc. nor the Funds accept any liability for losses either direct or consequential caused by the use of this information.

The Pathway Advisors Aggressive Growth Fund invests in underlying funds that use investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments, exposes an underlying fund to potentially dramatic changes (losses) in the value of certain of its portfolio holdings.

2	www.pathwayadvisorsfunds.com

Pathway Advisors Funds	Shareholder Letter
October 31, 2015 (Unaudited)

The Pathway Advisor Conservative Fund invests in underlying funds that invest long or short in fixed-income securities which subjects the Fund to additional risks that include credit risk, interest risk, maturity risk, investment-grade securities risk, municipal securities risk and prepayment risk. These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

The Pathway Advisors Funds are distributed by ALPS Distributors, Inc.

The Pathway Advisors Funds are subject to investment risks, including possible loss of the principal amount invested and therefore are not suitable for all investors. The Funds may not achieve their objectives.

Diversification does not assure a profit or protect against a loss.

Quantitative Easing – An unconventional monetary policy in which a central bank purchases government securities or other securities from the market in order to lower interest rates and increase the money supply.

Duration – A measure of the sensitivity of the price (the value of principal) of a fixed-income investment to a change in interest rates. Duration is expressed as a number of years. Rising interest rates mean falling bond prices, while declining interest rates mean rising bond prices.

Yield to Maturity - The internal rate of return (IRR, overall interest rate) earned by an investor who buys the bond today at the market price, assuming that the bond will be held until maturity, and that all coupon and principal payments will be made on schedule.

Basis point – A commonly used expression for describing 1/100th of 1%.

Semi-Annual Report | October 31, 2015	3

Pathway Advisors Conservative Fund	Performance Update
October 31, 2015 (Unaudited)

Cumulative Total Return for the period ended October 31, 2015

	Calendar YTD	One Year	Three Years	Since Inception*
Pathway Advisors Conservative Fund	-1.14%	-1.19%	2.69%	3.04%
S&P 500® Total Return Index[1]	2.70%	5.20%	16.20%	15.72%
Barclays Capital U.S. Aggregate Bond Index[2]	1.14%	1.96%	1.65%	1.66%
Russell 2000® Index[3]	-2.53%	0.34%	13.90%	14.05%

*	Fund inception date of July 30, 2012.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-888-288-1121 or visit www.pathwayadvisorsfunds.com.

[1]

The S&P 500® Total Return Index is an unmanaged index of 500 common stocks chosen for the market size, liquidity and industry group representation. It is a market-value weighted index. The Index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor may not invest directly into the Index.

[2]

The Barclays Capital U.S. Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds, and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The Index includes Treasury securities, Government agency bonds, Mortgage-backed bonds, Corporate bonds, and a small amount of foreign bonds traded in U.S. The Index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor may not invest directly into the Index.

[3]

The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor may not invest directly into the Index.

4	www.pathwayadvisorsfunds.com

Pathway Advisors Conservative Fund	Performance Update
October 31, 2015 (Unaudited)

Growth of $10,000 for the period ended October 31, 2015

The graphs shown above represent a hypothetical investment of $10,000 in the Fund’s Investor Class shares for the period from inception to 10/31/15. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that an investor would pay on distributions or redemptions.

Semi-Annual Report | October 31, 2015	5

Pathway Advisors Conservative Fund	Performance Update
October 31, 2015 (Unaudited)

Top Ten Long Holdings	(as a % of Net Assets)*
DoubleLine Total Return Bond Fund - Class I	13.81%
iShares® Core U.S. Aggregate Bond ETF	13.79%
Vanguard® Total Stock Market ETF	11.29%
Metropolitan West Total Return Bond Fund - Class I	7.88%
Goldman Sachs Strategic Income Fund - Institutional Class	6.06%
Vanguard® Wellington Fund - Class Admiral	5.93%
Templeton Global Bond Fund - Advisor Class	5.88%
Vanguard® S&P 500® ETF	4.82%
Putnam Capital Spectrum Fund - Class Y	4.00%
Loomis Sayles Bond Fund - Institutional Class	3.97%
Top Ten Holdings	77.43%

Portfolio Allocation (as a % of Net Assets as of October 31, 2015)*

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

6	www.pathwayadvisorsfunds.com

Pathway Advisors Aggressive Growth Fund	Performance Update
October 31, 2015 (Unaudited)

Cumulative Total Return for the period ended October 31, 2015

	Calendar YTD	One Year	Three Years	Since Inception*
Pathway Advisors Aggressive Growth Fund	-2.20%	-2.42%	7.66%	8.21%
MSCI EAFE® Index[1]	2.13%	-0.07%	8.02%	9.51%
S&P 500® Total Return Index[2]	2.70%	5.20%	16.20%	15.72%
Russell 2000® Index[3]	-2.53%	0.34%	13.90%	14.05%

*	Fund inception date of July 30, 2012.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-888-288-1121 or visit www.pathwayadvisorsfunds.com.

[1]

MSCI EAFE® Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization weighted index designed to measure developed market equity performance. The MSCI EAFE® Index is composed of companies representative of the market structure of Developed Market countries. The index includes reinvestment of dividends, net of foreign withholding taxes. The Index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor may not invest directly into the Index.

[2]

The S&P 500® Total Return Index is an unmanaged index of 500 common stocks chosen for the market size, liquidity and industry group representation. It is a market-value weighted index. The Index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor may not invest directly into the Index.

[3]

The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor may not invest directly into the Index.

Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used to create indices or financial products. This report is not approved or produced by MSCI.

Semi-Annual Report | October 31, 2015	7

Pathway Advisors Aggressive Growth Fund	Performance Update
October 31, 2015 (Unaudited)

Growth of $10,000 for the period ended October 31, 2015

The graphs shown above represent a hypothetical investment of $10,000 in the Fund’s Investor Class shares for the period from inception 10/31/15. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that an investor would pay on distributions or redemptions.

8	www.pathwayadvisorsfunds.com

Pathway Advisors Aggressive Growth Fund	Performance Update
October 31, 2015 (Unaudited)

Top Ten Long Holdings	(as a % of Net Assets)*
Vanguard® Total Stock Market ETF	23.52%
Vanguard® Total International Stock ETF	11.90%
Vanguard® S&P 500® ETF	10.04%
Vanguard® Global Minimum Volatility Fund - Class Admiral	10.02%
DoubleLine Total Return Bond Fund - Class I	9.78%
Putnam Capital Spectrum Fund - Class Y	4.02%
Deutsche Global Infrastructure Fund - Institutional Class	3.92%
Vanguard® FTSE Emerging Markets ETF	3.84%
Vanguard® High Dividend Yield ETF	3.66%
Akre Focus Fund - Institutional Class	3.15%
Top Ten Holdings	83.85%

Portfolio Allocation (as a % of Net Assets as of October 31, 2015)*

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

Semi-Annual Report | October 31, 2015	9

Pathway Advisors Funds	Disclosure of Fund Expenses
October 31, 2015 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: direct costs, such as short-term redemption fees and wire fees, and indirect costs, including management fees, and other fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs” (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of May 1, 2015 through October 31, 2015.

Actual Expenses The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

				Expenses Paid
	Beginning	Ending		During Period
	Account Value	Account Value	Expense	05/01/15-
	05/01/15	10/31/15	Ratio(a)	10/31/15(b)
Pathway Advisors Conservative Fund
Actual	$ 1,000.00	$ 976.50	1.88%	$ 9.34
Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,015.69	1.88%	$ 9.53
Pathway Advisors Aggressive Growth Fund
Actual	$ 1,000.00	$ 950.70	1.88%	$ 9.22
Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,015.69	1.88%	$ 9.53

(a)	Annualized, based on the Funds’ most recent fiscal half year expenses.
(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184)/366 (to reflect the half-year period).

10	www.pathwayadvisorsfunds.com

Pathway Advisors Conservative Fund	Portfolio of Investments
October 31, 2015 (Unaudited)

			Value
Description		Shares	(Note 2)

EXCHANGE TRADED FUNDS (36.82%)
iShares® Core U.S. Aggregate Bond ETF		39,745	$4,350,091
Schwab U.S. TIPs ETF™(a)		16,500	888,360
Vanguard® FTSE Emerging Markets ETF		18,455	642,972
Vanguard® S&P 500® ETF		7,986	1,521,812
Vanguard® Total International Stock ETF		13,783	649,041
Vanguard® Total Stock Market ETF		33,434	3,561,724

TOTAL EXCHANGE TRADED FUNDS (Cost $11,774,216)			11,614,000

OPEN-END MUTUAL FUNDS (61.76%)
Catalyst Hedged Futures Strategy Fund - Class I		69,053	760,274
Deutsche Global Infrastructure Fund - Institutional Class		46,835	634,609
DoubleLine Total Return Bond Fund - Class I		400,418	4,356,546
Goldman Sachs Strategic Income Fund - Institutional Class		192,666	1,911,247
Hartford World Bond Fund - Class Y		118,981	1,248,107
Loomis Sayles Bond Fund - Institutional Class		89,417	1,250,950
Metropolitan West Total Return Bond Fund - Class I		229,656	2,484,878
Osterweis Strategic Income Fund - Class I		111,503	1,239,917
PIMCO All Asset All Authority Fund - Institutional Class		73,716	603,736
Putnam Capital Spectrum Fund - Class Y		34,112	1,262,148
Templeton Global Bond Fund - Advisor Class		158,201	1,854,114
Vanguard® Wellington Fund - Class Admiral		27,796	1,870,678

TOTAL OPEN-END MUTUAL FUNDS (Cost $20,003,141)			19,477,204

7-Day			Value
Yield		Shares	(Note 2)

SHORT TERM INVESTMENTS (0.04%)
Dreyfus Cash Management, Institutional Shares	0.059%	13,804	13,804

TOTAL SHORT TERM INVESTMENTS (Cost $13,804)			13,804

TOTAL INVESTMENTS (98.62%) (Cost $31,791,161)			$31,105,008

Other Assets In Excess Of Liabilities (1.38%)			436,798

NET ASSETS (100.00%)			$31,541,806

(a)	Non-income producing security.

Semi-Annual Report | October 31, 2015	11

Pathway Advisors Conservative Fund	Portfolio of Investments
October 31, 2015 (Unaudited)

Common Abbreviations:

ETF - Exchange Traded Fund.

FTSE - Financial Times and Stock Exchange.

PIMCO - Pacific Investment Management Company, LLC.

S&P - Standard & Poor’s.

TIPS - Treasury Inflation Protected Securities.

Holdings are subject to change.

See Notes to Financial Statements.

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Pathway Advisors Aggressive Growth Fund	Portfolio of Investments
October 31, 2015 (Unaudited)

			Value
Description		Shares	(Note 2)

EXCHANGE TRADED FUNDS (55.79%)
iShares® MSCI Emerging Markets Minimum Volatility ETF		20,000	$1,046,800
Vanguard® FTSE Emerging Markets ETF		40,836	1,422,726
Vanguard® High Dividend Yield ETF		20,000	1,358,400
Vanguard® S&P 500® ETF		19,540	3,723,542
Vanguard® Total International Stock ETF		93,724	4,413,463
Vanguard® Total Stock Market ETF		81,887	8,723,423

TOTAL EXCHANGE TRADED FUNDS (Cost $21,083,113)			20,688,354

OPEN-END MUTUAL FUNDS (43.34%)
361 Managed Futures Fund - Class I		32,103	362,119
Akre Focus Fund - Institutional Class		49,393	1,168,156
Boston Partners Long/Short Equity Fund - Institutional Class		18,574	376,300
Catalyst Hedged Futures Strategy Fund - Class I		83,711	921,659
Deutsche Global Infrastructure Fund - Institutional Class		107,162	1,452,045
DoubleLine Total Return Bond Fund - Class I		333,458	3,628,027
LoCorr Market Trend Fund - Class I		30,738	371,004
Osterweis Strategic Income Fund - Class I		68,593	762,755
PIMCO All Asset All Authority Fund - Institutional Class		85,956	703,979
Principal MidCap Fund - Institutional Class		49,631	1,122,150
Putnam Capital Spectrum Fund - Class Y		40,248	1,489,194
Vanguard® Global Minimum Volatility Fund - Class Admiral		157,299	3,715,395

TOTAL OPEN-END MUTUAL FUNDS (Cost $16,410,789)			16,072,783

7-Day			Value
Yield		Shares	(Note 2)

SHORT TERM INVESTMENTS (0.62%)
Dreyfus Cash Management, Institutional Shares	0.059%	230,802	230,802

TOTAL SHORT TERM INVESTMENTS (Cost $230,802)			230,802

TOTAL INVESTMENTS (99.75%) (Cost $37,724,704)			$36,991,939

Other Assets In Excess Of Liabilities (0.25%)			91,547

NET ASSETS (100.00%)			$37,083,486

Common Abbreviations:

ETF - Exchange Traded Fund.

FTSE - Financial Times and Stock Exchange.

MSCI - Morgan Stanley Capital International.

PIMCO - Pacific Investment Management Company, LLC.

S&P - Standard & Poor’s.

Holdings are subject to change.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	13

Pathway Advisors Funds	Statements of Assets and Liabilities
October 31, 2015 (Unaudited)

		Pathway Advisors
	Pathway Advisors	Aggressive Growth
	Conservative Fund	Fund

ASSETS
Investments, at value	$ 31,105,008	$36,991,939
Cash	4,804	–
Receivable for investments sold	309,581	–
Receivable for shares sold	201,863	201,863
Dividends receivable	22,539	12,156
Other assets	13,022	11,187

Total assets	31,656,817	37,217,145

LIABILITIES
Investment advisory fees payable	30,305	42,639
Distributions and service fees payable	26,284	30,094
Payable for shares redeemed	31,707	31,707
Payable for trustee fees and expenses	37	103
Payable for chief compliance officer fees	1,581	2,066
Payable for principal financial officer fees	378	494
Payable for administration fees	7,935	9,157
Payable for transfer agency fees	4,760	5,179
Payable for professional fees	9,102	9,009
Payable for custody fees	306	266
Payable for reports to shareholders	753	1,098
Accrued expenses and other liabilities	1,863	1,847

Total liabilities	115,011	133,659

NET ASSETS	$ 31,541,806	$37,083,486

NET ASSETS CONSIST OF
Paid-in capital (Note 5)	$ 32,001,099	$38,029,071
Accumulated net investment income	114,787	62,265
Accumulated net realized gain/(loss) on investments	112,073	(275,085)
Net unrealized depreciation on investments	(686,153)	(732,765)

NET ASSETS	$ 31,541,806	$37,083,486

INVESTMENTS, AT COST	$ 31,791,161	$37,724,704

PRICING OF SHARES
Net Asset Value, offering and redemption price per share	$10.41	$11.56
Net Assets	$ 31,541,806	$37,083,486
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	3,029,467	3,207,138

See Notes to Financial Statements.

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Pathway Advisors Funds	Statements of Operations
For the Six Months Ended October 31, 2015 (Unaudited)

	Pathway	Pathway
	Advisors	Advisors
	Conservative	Aggressive
	Fund	Growth Fund

INVESTMENT INCOME
Dividends from other investment companies	$ 402,725	$455,902

Total investment income	402,725	455,902

EXPENSES
Investment advisory fees (Note 6)	160,566	189,956
Recoupment of previously waived fees	–	4,943
Administration fees	46,793	55,169
Transfer agency fees	21,109	22,318
Distribution and service fees	48,349	44,540
Professional fees	9,355	9,807
Custody fees	2,674	2,640
Reports to shareholders	1,224	1,491
Trustee fees and expenses	402	501
Registration fees	10,497	9,316
Chief compliance officer fees	9,361	11,297
Principal financial officer fees	2,279	2,746
Other	2,842	2,392

Total expenses before waivers	315,451	357,116
Less fees waived/reimbursed by investment advisor (Note 6)	(13,586)	–

Total net expenses	301,865	357,116

NET INVESTMENT INCOME	100,860	98,786

Net realized gain/(loss) on investments	13,190	(442,315)
Net change in unrealized depreciation on investments	(894,556)	(1,629,956)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(881,366)	(2,072,271)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (780,506)	$ (1,973,485)

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	15

Pathway Advisors Conservative Fund	Statements of Changes in Net Assets

	Six Months Ended	For the
	October 31, 2015	Year Ended
	(Unaudited)	April 30, 2015

OPERATIONS
Net investment income	$100,860	$105,099
Net realized gain on investments	13,190	177,216
Net realized capital gain distributions from other investment companies	–	33,763
Net change in unrealized appreciation/(depreciation) on investments	(894,556)	70,829

Net increase/(decrease) in net assets resulting from operations	(780,506)	386,907

DISTRIBUTIONS (NOTE 3)
Net investment income	–	(107,965)
Net realized gains on investments	–	(122,319)

Net decrease in net assets from distributions	–	(230,284)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 5)
Shares sold	3,526,070	29,628,281
Dividends reinvested	–	230,284
Shares redeemed	(3,551,501)	(3,090,468)

Net increase/(decrease) in net assets derived from beneficial interest transactions	(25,431)	26,768,097

Net increase/(decrease) in net assets	(805,937)	26,924,720
NET ASSETS:
Beginning of period	32,347,743	5,423,023

End of period*	$31,541,806	$32,347,743

* Includes accumulated net investment income of:	$114,787	$13,927

See Notes to Financial Statements.

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Pathway Advisors Aggressive Growth Fund	Statements of Changes in Net Assets

	Six Months Ended	For the
	October 31, 2015	Year Ended
	(Unaudited)	April 30, 2015

OPERATIONS
Net investment income	$98,786	$103,324
Net realized gain/(loss) on investments	(442,315)	1,154,117
Net realized capital gain distributions from other investment companies	–	74,206
Net change in unrealized depreciation on investments	(1,629,956)	(115,782)

Net increase/(decrease) in net assets resulting from operations	(1,973,485)	1,215,865

DISTRIBUTIONS (NOTE 3)
Net investment income	–	(150,330)
Net realized gains on investments	–	(1,134,772)

Net decrease in net assets from distributions	–	(1,285,102)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 5)
Shares sold	3,643,679	31,104,559
Dividends reinvested	–	1,285,089
Shares redeemed	(3,957,208)	(9,573,718)

Net increase/(decrease) in net assets derived from beneficial interest transactions	(313,529)	22,815,930

Net increase/(decrease) in net assets	(2,287,014)	22,746,693
NET ASSETS:
Beginning of period	39,370,500	16,623,807

End of period*	$37,083,486	$39,370,500

* Includes accumulated net investment income/(loss) of:	$62,265	$(36,521)

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	17

Pathway Advisors Conservative Fund	Financial Highlights
For a share outstanding throughout the periods presented.

	For the Six
	Months Ended
	October 31,	For the Year	For the Year	For the Period
	2015	Ended	Ended	Ended
	(Unaudited)	April 30, 2015	April 30, 2014	April 30, 2013(a)

NET ASSET VALUE, BEGINNING OF PERIOD	$10.66	$10.61	$10.51	$10.00
INCOME FROM OPERATIONS
Net investment income(b)	0.03	0.12	0.16	0.14
Net realized and unrealized gain/(loss) on investments	(0.28)	0.23	0.10	0.52
Total from Investment

Operations	(0.25)	0.35	0.26	0.66

LESS DISTRIBUTIONS
Net investment income	–	(0.14)	(0.13)	(0.13)
Net realized gain on investments	–	(0.16)	(0.03)	(0.02)

Total Distributions	–	(0.30)	(0.16)	(0.15)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.25)	0.05	0.10	0.51

NET ASSET VALUE, END OF PERIOD	$10.41	$10.66	$10.61	$10.51

TOTAL RETURN(c)	(2.35%)	3.28%	2.53%	6.59%
RATIOS/SUPPLEMENTAL DATA
Net assets, End of Period (000s)	$31,542	$32,348	$5,423	$1,364
RATIOS TO AVERAGE NET ASSETS:
Operating Expenses:
Excluding reimbursement/waiver(d)	1.96%(e)	2.65%	4.84%	49.62%(e)(f)
Including reimbursement/waiver(d)	1.88%(e)	1.88%	1.91%(g)	1.98%(e)(f)
Net investment income including reimbursement/waiver(d)	0.63%(e)	1.10%	1.57%	1.83%(e)
PORTFOLIO TURNOVER RATE	6%(h)	50%	38%	18%(h)

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Pathway Advisors Conservative Fund	Financial Highlights
For a share outstanding throughout the periods presented.

(a)	The Fund commenced operations on July 31, 2012.
(b)	Calculated using the average shares method.
(c)

Total investment return is calculated assuming a purchase of a common share at the opening of the first day and a sale at closing on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total returns would have been lower had certain expenses not been waived during the period. Total investment returns do not reflect brokerage commissions, if any, and are not annualized.

(d)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Portfolio of Investments.
(e)	Annualized.
(f)	Expense ratios before reductions for startup periods may not be representative of longer term operating periods.
(g)	Contractual expense limitation changed from 1.98% to 1.88% effective October 1, 2013.
(h)	Not Annualized.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	19

Pathway Advisors Aggressive Growth Fund	Financial Highlights
For a share outstanding throughout the periods presented.

	For the Six
	Months Ended
	October 31,	For the Year	For the Year	For the Period
	2015	Ended	Ended	Ended
	(Unaudited)	April 30, 2015	April 30, 2014	April 30, 2013(a)

NET ASSET VALUE, BEGINNING OF PERIOD	$12.16	$12.65	$11.40	$10.00
INCOME FROM OPERATIONS
Net investment income(b)	0.03	0.07	0.10	0.03
Net realized and unrealized gain/(loss) on investments	(0.63)	0.58	1.27	1.47
Total from Investment

Operations	(0.60)	0.65	1.37	1.50

LESS DISTRIBUTIONS
Net investment income	–	(0.13)	(0.09)	(0.08)
Net realized gain on investments	–	(1.01)	(0.03)	(0.02)

Total Distributions	–	(1.14)	(0.12)	(0.10)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.60)	(0.49)	1.25	1.40

NET ASSET VALUE, END OF PERIOD	$11.56	$12.16	$12.65	$11.40

TOTAL RETURN(c)	(4.93%)	5.41%	12.05%	15.14%
RATIOS/SUPPLEMENTAL DATA
Net assets, End of Period (000s)	$37,083	$39,371	$16,624	$1,579
RATIOS TO AVERAGE NET ASSETS:
Operating Expenses:
Excluding reimbursement/waiver(d)	1.88%(e)	2.29%	3.16%	44.74%(e)(f)
Including reimbursement/waiver(d)	1.88%(e)	1.88%	1.90%(g)	1.98%(e)(f)
Net investment income including reimbursement/waiver(d)	0.52%(e)	0.58%	0.85%	0.39%(e)
PORTFOLIO TURNOVER RATE	23%(h)	65%	18%	31%(h)

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Pathway Advisors Aggressive Growth Fund	Financial Highlights
For a share outstanding throughout the periods presented.

(a)	The Fund commenced operations on July 31, 2012.
(b)	Calculated using the average shares method.
(c)

Total investment return is calculated assuming a purchase of a common share at the opening of the first day and a sale at closing on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total returns would have been lower had certain expenses not been waived during the period. Total investment returns do not reflect brokerage commissions, if any, and are not annualized.

(d)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Portfolio of Investments.
(e)	Annualized.
(f)	Expense ratios before reductions for startup periods may not be representative of longer term operating periods.
(g)	Contractual expense limitation changed from 1.98% to 1.88% effective October 1, 2013.
(h)	Not Annualized.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	21

Pathway Advisors Funds	Notes to Financial Statements
October 31, 2015 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of October 31, 2015, the Trust has 34 registered funds. This semi-annual report describes Pathway Advisors Conservative Fund and Pathway Advisors Aggressive Growth Fund (individually a “Fund” and collectively, the “Funds”). The Pathway Advisors Conservative Fund seeks total return through a primary emphasis on income with a secondary emphasis on growth of capital. The Pathway Advisors Aggressive Growth Fund seeks total return through a primary emphasis on growth with a secondary emphasis on income.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker-dealers that make a market in the security. Short–term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value.

When such prices or quotations are not available, or when Hanson McClain, Inc. (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

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Pathway Advisors Funds	Notes to Financial Statements
October 31, 2015 (Unaudited)

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2015:

Pathway Advisors Conservative Fund

		Level 2 -
		Other	Level 3 -
		Significant	Significant
Investments in Securities at	Level 1 -	Observable	Unobservable
Value	Quoted Prices	Inputs	Inputs	Total

Exchange Traded Funds	$11,614,000	$–	$–	$11,614,000
Open-End Mutual Funds	19,477,204	–	–	19,477,204
Short Term Investments	13,804	–	–	13,804

Total	$31,105,008	$–	$–	$31,105,008

Semi-Annual Report | October 31, 2015	23

Pathway Advisors Funds	Notes to Financial Statements
October 31, 2015 (Unaudited)

Pathway Advisors Aggressive Growth Fund

		Level 2 -
		Other	Level 3 -
		Significant	Significant
Investments in Securities at	Level 1 -	Observable	Unobservable
Value	Quoted Prices	Inputs	Inputs	Total

Exchange Traded Funds	$20,688,354	$–	$–	$20,688,354
Open-End Mutual Funds	16,072,783	–	–	16,072,783
Short Term Investments	230,802	–	–	230,802

Total	$36,991,939	$–	$–	$36,991,939

The Funds recognize transfers between levels as of the end of the period. For the six months ended October 31, 2015, the Funds did not have any transfers between Level 1 and Level 2 securities. For the six months ended October 31, 2015, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds.

Trust Expenses: Some expenses of the Trust can be directly attributed to the Funds. Expenses which cannot be directly attributed to the Funds are apportioned among all funds in the Trust based on average net assets of each fund.

Fund Expenses: Expenses that are specific to a Fund are charged directly to that Fund.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year, so that it will not be subject to excise tax on undistributed income and gains. The Funds are not subject to income taxes to the extent such distributions are made.

As of and during the six months ended October 31, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: Each Fund normally pays dividends and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income each Fund receives from its investments, including short-term capital gains. Long term capital gain distributions are derived from gains realized when each Fund sells a security it has

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Pathway Advisors Funds	Notes to Financial Statements
October 31, 2015 (Unaudited)

owned for more than a year. Each Fund may make additional distributions and dividends at other times if the portfolio manager believes doing so may be necessary for each Fund to avoid or reduce taxes.

3. TAX BASIS INFORMATION

Tax Basis of Investments: As of October 31, 2015, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	Gross	Gross		Cost of
	Appreciation	Depreciation		Investments for
	(excess of value	(excess of tax	Net Unrealized	Income Tax
	over tax cost)	cost over value)	Appreciation	Purposes

Pathway Advisors Conservative Fund	$35,386	$(771,985)	$(736,599)	$31,841,607
Pathway Advisors Aggressive Growth Fund	332,791	(1,096,295)	(763,504)	37,755,443

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Funds.

The tax character of distributions paid by the Funds for the year ended April 30, 2015, were as follows:

		Long-Term Capital
	Ordinary Income	Gain

Pathway Advisors Conservative Fund	$156,882	$73,402
Pathway Advisors Aggressive Growth Fund	576,858	708,244

The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of October 31, 2015.

4. SECURITIES TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) during the six months ended October 31, 2015, were as follows:

	Purchases of	Proceeds From Sales
Fund	Securities	of Securities

Pathway Advisors Conservative Fund	$2,023,987	$ 2,248,514
Pathway Advisors Aggressive Growth Fund	8,696,212	8,996,255

Semi-Annual Report | October 31, 2015	25

Pathway Advisors Funds	Notes to Financial Statements
October 31, 2015 (Unaudited)

5. BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Funds of the Trust have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Purchasers of the shares do not have any obligation to make payments to the Trust or its creditors (other than the purchase price for the shares) or make contributions to the Trust or its creditors solely by reason of the purchasers’ ownership of the shares. Shares have no pre-emptive rights.

Transactions in shares of capital stock:

Pathway Advisors Conservative Fund

	For the Six Months
	Ended October 31,	For the Year Ended
	2015	April 30, 2015

Common Shares Outstanding - Beginning of Period	3,033,100	510,894
Common Shares Sold	336,003	2,789,052
Common Shares Issued as Reinvestment of Dividends	–	21,828
Common Shares Redeemed	(339,636)	(288,674)

Common Shares Outstanding - End of Period	3,029,467	3,033,100

Pathway Advisors Aggressive Growth Fund

	For the Six Months
	Ended October 31,	For the Year Ended
	2015	April 30, 2015

Common Shares Outstanding - Beginning of Period	3,236,511	1,314,394
Common Shares Sold	308,727	2,567,170
Common Shares Issued as Reinvestment of Dividends	–	108,082
Common Shares Redeemed	(338,100)	(753,135)

Common Shares Outstanding - End of Period	3,207,138	3,236,511

6. MANAGEMENT AND RELATED PARTY TRANSACTIONS

Investment Advisory

The Adviser, subject to the authority of the Board, is responsible for the overall management and administration of the Funds’ business affairs. The Adviser manages the investments of the Funds in accordance with the Funds’ investment objective, policies and limitations and investment guidelines established jointly by the Adviser and the Board. Pursuant to the Investment Advisory Agreement (“Advisory Agreement”), the Adviser is entitled to an investment advisory fee, computed daily and payable monthly of 1.00% of the average daily net assets for each Fund.

The Adviser has agreed contractually to limit the amount of each Fund’s total annual expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses, to 1.88% of each Fund’s average daily net assets. This agreement is in effect through August 31, 2016. The Adviser will be permitted to recover expenses it has borne through the

26	www.pathwayadvisorsfunds.com

Pathway Advisors Funds	Notes to Financial Statements
October 31, 2015 (Unaudited)

agreement described above to the extent that the Funds’ expenses in later periods fall below the annual rates set forth in the relevant agreement. The Funds will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expense were deferred. The Adviser may not discontinue this waiver without the approval by the Funds’ Board.

For the six months ended October 31, 2015, the fee waivers and/or reimbursements were as follows:

	Fees Waived/ Reimbursed By Adviser	Recoupment of Past Waived Fees By Adviser	Total
Pathway Advisors Conservative Fund	$13,586	$–	$13,586
Pathway Advisors Aggressive Growth Fund	–	4,943	4,943

As of October 31, 2015, the balances of recoupable expenses for each Fund were as follows:

Fund	Expires 2016	Expires 2017	Expires 2018	Total
Pathway Advisors Conservative Fund	$153,925	$97,471	$73,567	$324,963
Pathway Advisors Aggressive Growth Fund	167,248	120,826	72,255	360,329

Fund Administrator Fees and Expenses

ALPS Fund Services, Inc. (“ALPS”) serves as administrator to the Funds and the Funds have agreed to pay expenses incurred in connection with their administrative activities. Pursuant to an Administration Agreement, ALPS provides operational services to the Funds including, but not limited to, fund accounting and fund administration and generally assists in the Funds’ operations. Officers of the Trust are employees of ALPS. The Funds’ administration fee is accrued on a daily basis and paid monthly. Administration fees paid by the Funds for the six months ended October 31, 2015 are disclosed in the Statements of Operations.

ALPS is reimbursed by the Funds for certain out of pocket expenses.

Transfer Agent

ALPS serves as transfer, dividend paying and shareholder servicing agent for the Funds. ALPS receives an annual minimum fee, a fee based upon the number of shareholder accounts, and is also reimbursed by each Fund for certain out-of-pocket expenses.

Compliance Services

ALPS provides services that assist the Trust’s chief compliance officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act and receives an annual base fee. ALPS is reimbursed for certain out-of-pocket expenses by the Funds.

Principal Financial Officer

ALPS receives an annual fee for providing principal financial officer services to the Funds.

Semi-Annual Report | October 31, 2015	27

Pathway Advisors Funds	Notes to Financial Statements
October 31, 2015 (Unaudited)

Distributor

ALPS Distributors, Inc. (“ADI” or the “Distributor”) (an affiliate of ALPS) acts as the distributor of the Funds’ shares pursuant to a Distribution Agreement with the Trust. Shares are sold on a continuous basis by ADI as agent for the Funds, and ADI has agreed to use its best efforts to solicit orders for the sale of the Funds’ shares, although it is not obliged to sell any particular amount of shares. ADI is not entitled to any compensation for its services as Distributor. ADI is registered as a broker-dealer with the U.S. Securities and Exchange Commission.

Each Fund has adopted a separate Distribution and Services Plan (each a “Plan” and collectively, the “Plans”) pursuant to Rule 12b-1 of the 1940 Act. The Plans allow each Fund, as applicable, to use each Fund’s assets to pay fees in connection with the distribution and marketing of the Funds’ shares and/or the provision of shareholder services to the Funds’ shareholders. The Plan permits payment for services in connection with the administration of plans or programs that use shares of each Fund as their funding medium and for related expenses. The Plans permit each Fund to make total payments at an annual rate of up to 0.25% of each Funds’ average daily net assets. Because these fees are paid out of the Funds’ assets on an ongoing basis, over time they will increase the cost of an investment in the Funds, and Plan fees may cost an investor more than other types of sales charges.

Each Fund has adopted a Shareholder Services Plan (a “Shareholder Services Plan”) with respect to its shares. Under the Shareholder Services Plan, each Fund is authorized to pay banks and their affiliates and other institutions, including broker-dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% of the average daily net asset value of shares of the Funds attributable to or held in the name of a Participating Organization for its clients as compensation for providing services pursuant to an agreement with a Participating Organization. Any amount of such payment not paid to the Participating Organizations during the Funds’ fiscal year for such service activities shall be reimbursed to the Funds as soon as practicable after the end of the fiscal year. Shareholder Services Plan fees are included within “Distribution and service fees” on the Statement of Operations.

7. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses, which may permit indemnification to the extent permissible under applicable laws. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

9. RECENT ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2015-07, “Disclosures for Investments in Certain Entities that Calculate Net Asset Value Per Share (or its Equivalent).” This is an update to Accounting Standards Codification Topic 820, Fair Value Measurement. ASU 2015-07 removes the requirement to categorize within the fair value hierarchy investments for which fair value is measured at net asset value per share (or its equivalent) using the practical expedient. ASU 2015-17 is effective for annual reporting periods

28	www.pathwayadvisorsfunds.com

Pathway Advisors Funds	Notes to Financial Statements
October 31, 2015 (Unaudited)

beginning on or after December 15, 2015, and interim periods within those annual periods, with retrospective application for all periods presented. The Funds are currently evaluating the impact ASU 2015-07 will have on the Funds’ financial statements and disclosures.

Semi-Annual Report | October 31, 2015	29

Pathway Advisors Funds	Disclosure Regarding Approval of Fund Advisory Agreement
October 31, 2015 (Unaudited)

On June 10, 2015, the Trustees met in person to discuss, among other things, the approval of the investment advisory agreement between Financial Investors Trust (the “Trust”) and Highland Associates, Inc. (the “Adviser”) (the “Investment Advisory Agreement”), in accordance with Section 15(c) of the 1940 Act. The Independent Trustees met with independent legal counsel during executive session and discussed the Investment Advisory Agreement and other related materials.

In renewing and approving the Investment Advisory Agreement with the Adviser, the Trustees, including the Independent Trustees, considered the following factors with respect to Pathway Advisors Conservative Fund and Pathway Advisors Aggressive Growth Fund (the “Pathway Advisors Funds”):

Investment Advisory Fee Rate: The Trustees reviewed and considered the contractual annual advisory fee to be paid by the Trust, on behalf of the Pathway Advisors Funds, to the Adviser of 1.00% of each of the Pathway Advisors Funds’ daily average net assets, in light of the extent and quality of the advisory services provided by the Adviser to the Pathway Advisors Funds. The Board received and considered information including a comparison of the Pathway Advisors Funds’ contractual and actual advisory fees and overall expenses with those of funds in the relevant peer expense group of funds provided by an independent provider of investment company data (the “Data Provider”). The Trustees noted that the investment advisory fee rate was above the peer group fee and the universe fee for each Pathway Advisors Fund.

Total Expense Ratios: Based on such information, the Trustees further reviewed and considered the total expense ratios (after waivers, subject to certain exclusions) of 1.88% for each Pathway Advisors Fund, taking into account the contractual fee waivers in place through August 2016. The Trustees noted that the total expense ratio (after waivers) was above the peer group fee and the universe fee for each Pathway Advisors Fund.

Nature, Extent and Quality of the Services under the Investment Advisory Agreement: The Trustees received and considered information regarding the nature, extent and quality of services to be provided to the Pathway Advisors Funds under the Investment Advisory Agreement. The Trustees reviewed certain background materials supplied by the Adviser in its presentation, including its Form ADV.

The Trustees reviewed and considered the Adviser’s investment advisory personnel, its history as an asset manager and its performance and the amount of assets currently under management by the Adviser and its affiliated entities. The Trustees also reviewed the research and decision-making processes utilized by the Adviser, including the methods adopted to seek to achieve compliance with the investment objectives, policies and restrictions of the Pathway Advisors Funds.

The Trustees considered the background and experience of the Adviser’s management in connection with the Pathway Advisors Funds, including reviewing the qualifications, backgrounds and responsibilities of the management team primarily responsible for the day-to-day portfolio management of the Pathway Advisors Funds and the extent of the resources devoted to research and analysis of actual and potential investments.

30	www.pathwayadvisorsfunds.com

Pathway Advisors Funds	Disclosure Regarding Approval of Fund Advisory Agreement
October 31, 2015 (Unaudited)

The Trustees also reviewed, among other things, the Adviser’s insider trading policies and procedures and its Code of Ethics.

Performance: The Trustees reviewed performance information for each of the Pathway Advisors Funds for the 3-month and 1-year periods ended March 31, 2015. That review included a comparison of each Pathway Advisors Fund’s performance to the performance of a group of comparable funds selected by the Data Provider. The Trustees noted the performance of each Pathway Advisors Fund was generally below the respective peer universe median for the most recent 3-month period and the 1-year period. The Trustees also considered the Adviser’s discussion of each Pathway Advisors Fund’s underlying portfolio diversification categories, its top contributors and top detractors, as well as the Adviser’s performance and reputation generally and its investment techniques, risk management controls and decision-making processes.

Comparable Accounts: The Trustees considered information provided by the Adviser indicating that there were no comparable accounts.

Profitability: The Trustees received and considered a profitability analysis prepared by the Adviser based on the fees payable under the Investment Advisory Agreement. The Trustees considered the profits, if any, anticipated to be realized by the Adviser in connection with the operation of each Pathway Advisors Fund. The Board then reviewed the Adviser’s financial statements in order to analyze the financial condition and stability and profitability of the adviser.

Economies of Scale: The Trustees considered whether economies of scale in the provision of services to the Pathway Advisors Funds will be passed along to the shareholders under the proposed agreements.

Other Benefits to the Adviser: The Trustees reviewed and considered any other incidental benefits derived or to be derived by the Adviser from its relationship with the Pathway Advisors Funds, including whether soft dollar arrangements were used.

In selecting the Adviser of the Pathway Advisors Funds and approving the Investment Advisory Agreement and the fees charged under the Investment Advisory Agreement, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to approve the Investment Advisory Agreement. Further, the Independent Trustees were advised by separate independent legal counsel throughout the process. The Trustees, including all of the Independent Trustees, concluded that:

●	the investment advisory fee rate was above the peer group fee and the universe fee for each Pathway Advisors Fund;
●	the total expense ratio (after waivers) was above the peer group fee and the universe fee for each Pathway Advisors Fund;
●	the nature, extent and quality of services to be rendered by the Adviser under the Investment Advisory Agreement were adequate;
●	the performance of each Pathway Advisors Fund was below, but generally within an acceptable range, of the performance of the funds in its respective peer universe provided the Data Provider;
●	there were no comparable accounts managed by the Adviser;

Semi-Annual Report | October 31, 2015	31

Pathway Advisors Funds	Disclosure Regarding Approval of Fund Advisory Agreement
October 31, 2015 (Unaudited)

●	the profit, if any, realized by the Adviser in connection with the operation of the Pathway Advisors Funds is not unreasonable to the Pathway Advisors Funds; and
●	there were no material economies of scale or other incidental benefits accruing to the Adviser in connection with its relationship with the Pathway Advisors Funds.

After reviewing the information received, the Trustees requested supplemental information and the Adviser provided materials in response. The Board determined that, given the totality of the information provided with respect to the Investment Advisory Agreement, the Board had received sufficient information to approve the Investment Advisory Agreement.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that the Adviser’s compensation for investment advisory services is consistent with the best interests of the Pathway Advisors Funds and their shareholders.

32	www.pathwayadvisorsfunds.com

Pathway Advisors Funds	Additional Information
October 31, 2015 (Unaudited)

1. FUND HOLDINGS

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Funds’ Form N-Q are available without charge on the SEC website at http://www.sec.gov. You may also review and copy the Form N-Q at the SEC’s Public Reference Room in Washington, DC. For more information about the operation of the Public Reference Room, please call the SEC at 1-800-SEC-0330.

2. FUND PROXY VOTING POLICIES, PROCEDURES AND SUMMARIES

The Funds’ policies and procedures used in determining how to vote proxies and information regarding how the Fund voted proxies relating to portfolio securities during the most recent prior 12-month period ending June 30 are available without charge, (1) upon request, by calling (toll-free) 888-288-1121 and (2) on the SEC’s website at http://www.sec.gov.

Semi-Annual Report | October 31, 2015	33

Must be preceded or accompanied by a Prospectus.
Funds distributed by ALPS Distributors, Inc.

PATHWAY
ADVISORS FUNDS

REDMONT

SEMI-ANNUAL REPORT 2015

October 31, 2015

Redmont Resolute Fund I

Redmont Resolute Fund II

REDMONT
FUNDS

Redmont Funds	Shareholder Letter
October 31, 2015 (Unaudited)

Introduction:

October 31, 2015

The Funds performed well during the past six months relative to the HFRX Global Index. The absolute performance was driven by the Long/Short allocation and relative performance was driven by the Opportunistic allocations. The Tactical allocation performed in-line with the benchmark.

Tactical Managers – two of the Tactical managers contributed positively due to relative performance versus the allocation benchmark. Pinebridge and FPA performed as expected while Morgan Stanley Multi-Asset significantly underperformed the benchmark.

Long/Short Managers – all four managers performed very well, beating their respective benchmarks. Dalton, Boston Partners & Impala had positive performance during the period contributing a bulk of the absolute fund performance. In Fund I, Boston Partners was removed and reinvested in Dalton & Impala. We are evaluating the managers within this allocation and will provide additional updates if anything changes.

Opportunistic Managers – AQR Multi-Strategy had the best absolute performance in the fund. AQR Risk Parity lost money during the period, and Stadion was a slight detractor through August. Weiss Alpha Balanced Risk replaced the allocation to Stadion on September 1st, adding modestly to performance since its inception.

Please see our fact sheet for a more detailed listing of performance and allocations.

REDMONT RESOLUTE FUND I

Table 1 notes the performance for Fund I as of quarter end under standard reporting (since inception) as well as of October 31st.

Table 1 i. ii. iii. iv. v.

Performance (amounts greater than one year are annualized)

	Standardized Performance Data			Non-Standardized Performance Data
Redmont Resolute Fund I	as of September 30, 2015			as of October 31, 2015
	Year-to-Date	1-Year	Since Inception (12/30/11)	Year-to-Date	1-Year	Since Inception (12/30/11)
Resolute Fund I - I Class	-2.91%	-2.06%	1.79%	-0.38%	0.41%	2.43%
Resolute Fund I - A Class	-0.95%	-0.14%	2.00%	1.52%	2.26%	2.61%
Load Adjusted	-6.38%	-5.62%	0.48%	-4.04%	-3.36%	1.11%
HFRX Global Hedge Fund Index	3.05%	-4.74%	1.69%	-1.63%	-2.05%	2.03%
S&P 500® Total Return Index	-5.29%	-0.61%	14.34%	2.70%	5.20%	16.43%
Morningstar Multi-Alternative Universe	-2.63%	-1.93%	1.54%	-1.20%	-0.66%	1.89%
	Gross Expense	Less Expense	Net Expense
	Ratio	Waivers	Ratio	Net Ratio ex Dividend & Short Expense
Resolute Fund I - I Class	6.18%	-3.72%	2.46%		2.35%
Resolute Fund I - A Class	6.61%	-3.73%	2.88%		2.77%

This performance analysis section shows the fund’s historical performance. Past performance is not indicative of future results. Investment return and value of shares will fluctuate. Upon redemption, shares may be worth more or less than their original cost. The current performance may be higher or lower than the quoted performance. Call 1-855-268-2242 or visit www.redmontfunds.com for the most recent month end performance results. The Fund has a redemption fee of 2.00% for shares redeemed within the first 90 days of purchase. Maximum Offering Price (MOP) for Class A includes the Fund’s maximum sales charge of 5.50%. Performance shown at NAV does not include these sales charges and would have been lower had it been taken into account.

Note: “Non-Standardized” performance includes month-end periods other than quarter-end. Examples include April, May, July, August, etc.

Semi-Annual Report | October 31, 2015	1

Redmont Funds	Shareholder Letter
October 31, 2015 (Unaudited)

REDMONT RESOLUTE FUND II

Table 2 notes the performance for Fund II as of quarter end under standard reporting (since inception) as well as of October 31st.

Table 2 i. ii. iii. iv. vi.

Performance (amounts greater than one year are annualized)

	Standardized Performance Data			Non-Standardized Performance Data
Redmont Resolute Fund II	as of September 30, 2015			as of October 31, 2015
			Since Inception			Since Inception
	Year-to-Date	1-Year	(12/30/11)	Year-to-Date	1-Year	(12/30/11)
Resolute Fund II - I Class	-2.51%	-0.96%	3.65%	0.27%	1.51%	4.33%
HFRX Global Hedge Fund Index	3.05%	-4.74%	1.69%	-1.63%	-2.05%	2.03%
S&P 500® Total Return Index	-5.29%	-0.61%	14.34%	2.70%	5.20%	16.43%
Morningstar Multi-Alternative Universe	-2.63%	-1.93%	1.54%	-1.20%	-0.66%	1.89%
	Gross Expense	Less Expense	Net Expense
	Ratio	Waivers	Ratio	Net Ratio ex Dividend & Short Expense
Resolute Fund II - I Class	2.53%	-1.35%	1.18%		1.08%

This performance analysis section shows the fund’s historical performance. Past performance is not indicative of future results. Investment return and value of shares will fluctuate. Upon redemption, shares may be worth more or less than their original cost. The current performance may be higher or lower than the quoted performance. Call 1-855-268-2242 or visit www.redmontfunds.com for the most recent month end performance results. The Fund has a redemption fee of 2.00% for shares redeemed within the first 90 days of purchase. Performance shown at NAV does not include these sales charges and would have been lower had it been taken into account.

Note: “Non-Standardized” performance includes month-end periods other than quarter-end. Examples include April, May, July, August, etc.

Portfolio Changes:

The overall allocation has remained unchanged during 2015 but we have made several manager changes as we continue to identify unique strategies that add value to the portfolio. Within the Long/Short allocation in Fund I, Boston Partners was removed due to manager operational constraints. Proceeds were reinvested in Dalton & Impala for the time being. This change did not affect Fund II. Within the Opportunistic allocation in Fund I & II, Stadion was replaced by Weiss Alpha Balanced Strategy. This move is expected to improve risk-adjusted performance.

Closing:

We seek to add value both in our allocation and manager selection decisions. The changes outlined above should continue to provide additional value going forward. We appreciate your investment in our Redmont Resolute Funds, please feel free to contact us with any questions.

Sincerely,

R. Scott Graham, CFA & Michael T. Lytle, CFA

Portfolio Managers vii.

2	www.redmontfunds.com

Redmont Funds	Shareholder Letter
October 31, 2015 (Unaudited)

Underlying Allocation Weights & Performance:

The current allocation remained roughly unchanged during the six months ending October 31, 2015. Figure 1 lists the long-term target asset allocation for the Funds as well as the allocation for Fund I and Fund II as of October 31, 2015.

Figure 1

Long-Term	Fund I	Fund II
Target Asset Allocation	October 31, 2015 Allocation	October 31, 2015 Allocation

Holdings and allocations subject to change, and may not reflect the current or future position of the portfolio.

Semi-Annual Report | October 31, 2015	3

Redmont Funds	Shareholder Letter
October 31, 2015 (Unaudited)

IMPORTANT NOTES AND DISCLOSURES

Each Fund’s investment objectives, risks, charges and expenses must be considered before investing. The prospectus contains this and other important information about each investment company, and may be obtained by calling 1-855-268-2242 or by visiting www.redmontfunds.com. Read it carefully before investing.

The views of the author and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer’s current views. The views expressed are those of the author only, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the portfolios or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither Highland Associates, Inc. nor the Funds accept any liability for losses either direct or consequential caused by the use of this information.

RISKS:

The Funds are structured with an Underlying Investment Strategy. This strategy adopts the risks of investments in Other Investment Companies. These risks include, but are not limited to higher expenses, allocation risk, underlying fund risk, transparency risk, and underlying fund managed portfolio risk. Investments which focus on alternative strategies are subject to increased risk and loss of principal and are not suitable for all investors. Swap Risk involves swap agreements and are subject to counterparty default risk and may not perform as intended. Derivatives Risk involves the exercise of skill and judgment. Derivatives may expire worthless or not perform as expected. Equity risk may cause the value of the securities held by the Funds to fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invest.

The Funds’ investments in non-U.S. issuers may be even more volatile and may present more risks than investments in U.S. issuers.

Commodity Risk may subject the Funds to greater volatility than traditional investments because of global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity. Commodity-linked investments may not move in the same direction and to the same extent as the underlying commodities.

i.	Source: Factset
ii.

The HFRX Global Index is designed to be representative of the overall composition of the hedge fund universe, and includes convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value strategies. Investors cannot invest directly in an index.

iii.

The S&P 500 Total Return Index is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index. The S&P 500 Index figures do not reflect any fees, expenses, or taxes. Investors cannot invest directly in this index.

iv.

The Morningstar Multi-Alternative Universe is designed to represent the exposure to alternative investment tactics. Funds in this category have the majority of their assets exposed to alternative strategies. An investor’s exposure to different tactics may change slightly over time in response to market movements. Funds in this category include both funds with static allocations to alternative strategies and funds tactically allocating among alternative strategies and asset classes. The gross short exposure is greater than 20%.

v.

Highland Associates, Inc. (the “Adviser”) has agreed, with respect to each share class of the Redmont Resolute Fund I, contractually to waive a portion of its Management Fee and/or reimburse Fund expenses in two ways. First, the Adviser will waive the portion of its 1.50% Management Fee and/or reimburse the Fund (or share class, as applicable) by an amount equal to any amount over the total of (i) 0.50% plus (ii) any subadvisory fees paid by the Adviser (“Sub-Advisory Fees”). Second, and after the fee waiver and/or expense reimbursement described above has been applied, to the extent the Fund’s total annual expenses (exclusive of Distribution and Service (12b-1) Fees, Swap Fees and Expenses, Shareholder Services Fees, Acquired Fund Fees and Expenses, Sub-Advisory Fees, brokerage expenses, interest expense, taxes and extraordinary expenses) exceed 1.40% of the Fund’s average daily net assets, the Adviser has contractually agreed to also either reduce the fee payable by the amount of such excess, and/or to reimburse the Fund (or share class, as applicable) by the amount of such excess. This agreement is in effect through August 31, 2017. The Adviser will be permitted to recover expenses it has borne through the agreement to limit total annual expenses for each share class to 1.40% of the Fund’s average daily net assets, on a class-by-class basis, to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the relevant agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expense were deferred. The Adviser may not discontinue this agreement to waive fees and/or reimburse expenses without the approval by the Fund’s Board of Trustees.

vi.

Highland Associates, Inc. has agreed to waive the portion of its 1.50% Management Fee in excess of any sub-advisory fees paid by the Adviser to sub-advisors in connection with the Redmont Resolute Fund II. This agreement is in effect through August 31, 2017. The Adviser may not discontinue this agreement to waive fees without the approval by the Fund’s Board of Trustees.

vii.	R. Scott Graham and Michael T. Lytle are registered representatives of ALPS Distributors, Inc. CFA Institute Marks are trademarks owned by the CFA Institute.

ALPS Distributors, Inc. is the distributor for the Redmont Funds. R. Scott Graham and Michael T. Lytle are registered representatives of ALPS Distributors, Inc. CFA Institute Marks are trademarks owned by the CFA Institute.

4	www.redmontfunds.com

Redmont Resolute Fund I	Performance Update
October 31, 2015 (Unaudited)

Performance (for the period ended October 31, 2015)

Redmont Resolute Fund I

Cumulative Total Return (for the period ended October 31, 2015)	Year-to-Date	1 Year	3 Year	Since Inception*
Class A (NAV)(a)	1.52%	2.26%	3.21%	2.61%
Class A (LOAD)	-4.04%	-3.36%	1.30%	1.11%
Class I (NAV)	-0.38%	0.41%	2.88%	2.43%
HFRX Global Hedge Fund Index(b)	-1.63%	-2.05%	1.88%	2.03%
S&P 500® Total Return Index(c)	2.70%	5.20%	16.20%	16.43%
Dow Jones U.S. Select Dividend Index(d)	-0.40%	2.03%	14.02%	13.82%

*	Fund inception date of 12/30/11.
(a)	Net Asset Value (NAV) is the share price without sales charges.
(b)

The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe, and includes convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value strategies. The index is not actively managed and does not reflect any deduction of fees, expenses or taxes. An investor may not invest directly in an index.

(c)

The S&P 500® Total Return Index is the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices. The index is not actively managed and does not reflect any deduction of fees, expenses or taxes. An investor may not invest directly in an index.

(d)

The Dow Jones U.S. Select Dividend Index represents the country’s top stocks by dividend yield, selected annually and subject to screening and buffering criteria. The index is not actively managed and does not reflect any deductions of fees, expenses or taxes. An investor may not invest directly in an index.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please call 1-855-268-2242.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance of $10,000 Initial Investment (for the period ended October 31, 2015)

Comparison of change in value of a $10,000 investment (includes applicable sales loads)

Top Ten Holdings* (for the period ended October 31, 2015)

As a percentage of Net Assets
PIMCO Short-Term Fund, Institutional Class	23.92%
FPA Crescent Fund	9.77%
Morgan Stanley Institutional Fund, Inc. - Multi-Asset Portfolio, Class I	9.12%
AQR Multi Strategy Alternative Fund, Class I	5.70%
AQR Risk Parity Fund, Class I	5.57%
iShares® MSCI Japan ETF	2.01%
iShares® MSCI EMU ETF	1.83%
Diamond Hill Long-Short Fund, Class Y	1.81%
PowerShares® Senior Loan Portfolio	1.06%
iShares® Russell 2000 ETF	0.90%
Top Ten Holdings	61.69%

* Holdings are subject to change, and may not reflect the current or future position of the portfolio.

The chart represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Semi-Annual Report | October 31, 2015	5

Redmont Resolute Fund II	Performance Update
October 31, 2015 (Unaudited)

Performance (for the period ended October 31, 2015)

Redmont Resolute Fund II

Cumulative Total Return (for the period ended October 31, 2015)	Year-to-Date	1 Year	3 Year	Since Inception*
Class I (NAV)	0.27%	1.51%	4.37%	4.33%
HFRX Global Hedge Fund Index(a)	-1.63%	-2.05%	1.88%	2.03%
S&P 500® Total Return Index(b)	2.70%	5.20%	16.20%	16.43%
Dow Jones U.S. Select Dividend Index(c)	-0.40%	2.03%	14.02%	13.82%

*	Fund inception date of 12/30/11.
(a)

The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe and includes convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage and relative value strategies. The index is not actively managed and does not reflect any deduction of fees, expenses or taxes. An investor may not invest directly in an index.

(b)

The S&P 500® Total Return Index is the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices. The index is not actively managed and does not reflect any deduction of fees, expenses or taxes. An investor may not invest directly in an index.

(c)

The Dow Jones U.S. Select Dividend Index represents the country’s top stocks by dividend yield, selected annually and subject to screening and buffering criteria. The index is not actively managed and does not reflect any deductions of fees, expenses or taxes. An investor may not invest directly in an index.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please call 1-855-268-2242.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance of $10,000 Initial Investment (for the period ended October 31, 2015)

Comparison of change in value of a $10,000 investment

Top Ten Holdings* (for the period ended October 31, 2015)

As a percentage of Net Assets
PIMCO Short-Term Fund, Institutional Class	16.78%
AQR Multi Strategy Alternative Fund, Class I	10.22%
FPA Crescent Fund	10.05%
Morgan Stanley Institutional Fund, Inc. - Multi-Asset Portfolio, Class I	9.46%
Diamond Hill Long-Short Fund, Class Y	8.65%
AQR Risk Parity Fund, Class I	8.53%
Nuveen Symphony Floating Rate Income Fund, Class I	0.84%
Microsoft Corp.	0.20%
Exxon Mobil Corp.	0.15%
Oracle Corp.	0.11%
Top Ten Holdings	64.99%

* Holdings are subject to change, and may not reflect the current or future position of the portfolio.

The chart represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

6	www.redmontfunds.com

Redmont Funds	Disclosure of Fund Expenses
October 31, 2015 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including applicable sales charges (loads), redemption fees, wire fees and low balance fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder services fees and other Fund expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs” (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period of May 1, 2015 through October 31, 2015.

Actual Expenses The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as applicable sales charges (loads), redemption fees, wire fees and low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would be higher.

	BEGINNING	ENDING		EXPENSES PAID
	ACCOUNT VALUE	ACCOUNT VALUE	EXPENSE	DURING PERIOD
	05/01/15	10/31/15	RATIO(a)	05/01/15-10/31/15(b)
Redmont Resolute Fund I
Class A
Actual	$1,000.00	$978.90	2.12%	$10.55
Hypothetical (5% return before expenses)	$1,000.00	$1,014.48	2.12%	$10.74
Class I
Actual	$1,000.00	$981.50	1.72%	$8.57
Hypothetical (5% return before expenses)	$1,000.00	$1,016.49	1.72%	$8.72

Redmont Resolute Fund II
Class I
Actual	$1,000.00	$986.70	0.36%	$1.80
Hypothetical (5% return before expenses)	$1,000.00	$1,023.33	0.36%	$1.83

(a)	Annualized, based on the Fund’s most recent fiscal half year expenses.
(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184)/366 (to reflect the half-year period).

Semi-Annual Report | October 31, 2015	7

Redmont Resolute Fund I	Schedule of Investments
October 31, 2015 (Unaudited)

		Value
Description	Shares	(Note 2)

EXCHANGE TRADED FUNDS (10.62%)
iShares® Europe ETF	532	$22,466
iShares® iBoxx $ Investment Grade Corporate Bond ETF	191	22,236
iShares® MSCI EMU ETF	1,432	52,769
iShares® MSCI India ETF	603	17,173
iShares® MSCI Japan ETF	4,706	57,978
iShares® MSCI Mexico Capped ETF	208	11,382
iShares® MSCI United Kingdom ETF	7	122
iShares® Russell 1000 Value ETF	98	9,828
iShares® Russell 2000 ETF	225	25,952
PowerShares® DB Commodity Index Tracking Fund(a)	428	6,506
PowerShares® Senior Loan Portfolio	1,336	30,728
SPDR® Barclays High Yield Bond ETF	267	9,737
SPDR® S&P 500® ETF Trust	120	24,952
Vanguard Total International Bond ETF	283	15,050

		306,879

TOTAL EXCHANGE TRADED FUNDS (Cost $303,929)		306,879

OPEN-END MUTUAL FUNDS (55.88%)
AQR Multi Strategy Alternative Fund, Class I	15,636	164,649
AQR Risk Parity Fund, Class I	16,387	160,921
Diamond Hill Long-Short Fund, Class Y(a)	2,156	52,362
FPA Crescent Fund	8,464	282,536
Morgan Stanley Institutional Fund, Inc. - Multi-Asset Portfolio, Class I	25,522	263,642
PIMCO Short-Term Fund, Institutional Class	70,773	691,453

		1,615,563

TOTAL OPEN-END MUTUAL FUNDS (Cost $1,593,574)		1,615,563

Description	Principal Amount/ Shares	Value (Note 2)

SHORT TERM INVESTMENTS (16.90%)
MONEY MARKET FUNDS (16.73%)
Dreyfus Treasury Cash Management Fund, Institutional Class, 7-day yield, 0.010%	483,570	483,570

U.S. TREASURY BILLS (0.17%)
0.208%, 03/31/2016(b)(c)	5,000	4,997

TOTAL SHORT TERM INVESTMENTS (Cost $488,566)		488,567

TOTAL INVESTMENTS (83.40%) (Cost $2,386,069)		$2,411,009

SEGREGATED CASH WITH BROKERS (17.40%)(d)		503,001

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.80%)		(23,001)

NET ASSETS (100.00%)		$2,891,009

See Notes to Financial Statements.

8	www.redmontfunds.com

Redmont Resolute Fund I	Schedule of Investments
October 31, 2015 (Unaudited)

(a)	Non-income producing security.
(b)	Security position either entirely or partially held in a segregated account as collateral for futures contracts and total return swap contracts. Aggregate total market value of $4,997.
(c)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(d)	Includes cash which is being held as collateral for total return swap contracts.

FUTURES CONTRACTS

At October 31, 2015, the Fund had outstanding futures contracts:

Description	Position	Contracts	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation

Foreign Currency Contracts
Euro FX Currency Future	Short	1	12/15/2015	$(137,613)	$2,562

				$(137,613)	$2,562

TOTAL RETURN SWAP CONTRACTS*

Counterparty	Reference Obligation	Notional Amount	Rate Paid by the Fund	Termination Date	Unrealized Appreciation

Morgan Stanley	Impala Segregated Portfolio(a)	$ 522,912	1-Month LIBOR BBA	03/20/2019	$ (964)
Morgan Stanley	Melchior Segregated Portfolio(b)	460,228	1-Month LIBOR BBA	03/20/2019	(362)
Morgan Stanley	WABR Cayman Company Limited(c)	674,272	1-Month LIBOR BBA	09/01/2020	(632)

		$ 1,657,412			$ (1,958)

*

The Fund receives payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund makes payments on any negative return of such Reference Obligation plus the rate paid by the Fund.

(a)

European equity long/short strategy that employs a flexible, low-net strategy (0% to 50%), and long exposure will vary between 60% and 100%. The portfolio is primarily comprised of large and mid-cap stocks listed on European exchanges.

(b)

Global equity long/short strategy that uses a long-biased strategy that is focused on cyclical sectors. The strategy has a net exposure that ranges between 50% and 80%, and long exposure varies between 80% and 100%. The strategy is comprised of large cap stocks listed on exchanges of developed and emerging market countries.

(c)

Weiss Alpha Balanced Risk incorporates an absolute return oriented approach within a risk parity framework. Active absolute return strategies include fundamental long/short equity, credit relative value, discretionary macro, and equity market neutral strategies. The strategy also maintains a passive risk weighted allocation to equities and fixed income, but each of the three allocations is equally risk weighted subject to a 40% limit on the absolute return allocation. Gross equity long exposure will typically be 140% or less, and net equity exposure will vary between 5% and 35%.

Common Abbreviations:

AQR - AQR Capital Management LLC.

BBA - British Bankers Association.

DB - Deutsche Bank.

EMU - European Economic and Monetary Union.

ETF - Exchange Traded Fund.

FPA - First Pacific Advisors LLC.

FX - Foreign Exchange.

LIBOR - London Interbank Offered Rate.

MSCI - Morgan Stanley Capital International.

PIMCO - Pacific Investment Management Company.

S&P - Standard & Poor’s.

SPDR - Standard & Poor’s Depositary Receipt.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	9

Redmont Resolute Fund II	Schedule of Investments
October 31, 2015 (Unaudited)

Description	Shares	Value (Note 2)

COMMON STOCKS (13.79%)
ADVERTISING (0.07%)
Omnicom Group, Inc.(a)	6,092	$456,412
The Interpublic Group of Companies, Inc.	704	16,143

		472,555

AEROSPACE & DEFENSE (0.53%)
Airbus Group SE	2,702	188,259
Cubic Corp.	2,944	132,038
General Dynamics Corp.	3,714	551,826
Harris Corp.(a)	6,161	487,520
IHI Corp.	7,000	19,955
L-3 Communications Holdings, Inc.	122	15,421
Lockheed Martin Corp.(a)	3,227	709,392
Northrop Grumman Corp.(a)	3,106	583,152
Raytheon Co.(a)	3,605	423,227
Safran SA	1,272	96,668
The Boeing Co.	819	121,269
United Technologies Corp.(a)	3,401	334,692

		3,663,419

AGRICULTURE (0.11%)
Archer-Daniels-Midland Co.	2,141	97,758
British American Tobacco PLC	2,254	134,109
Bunge, Ltd.	83	6,056
Imperial Tobacco Group PLC	3,636	196,128
Japan Tobacco, Inc.	1,400	48,856
Philip Morris International, Inc.	1,983	175,297
Reynolds American, Inc.	2,601	125,680

		783,884

AIRLINES (0.08%)
American Airlines Group, Inc.	738	34,110
Delta Air Lines, Inc.	9,630	489,589
Southwest Airlines Co.	586	27,126
United Continental Holdings, Inc.(b)	370	22,315

		573,140

APPAREL (0.04%)
adidas AG	1,684	151,015
Christian Dior SE	334	65,780
NIKE, Inc., Class B	683	89,494

		306,289

AUTO MANUFACTURERS (0.20%)
Daihatsu Motors Co., Ltd.	3,800	46,921
Fiat Chrysler Auto NV(b)	3,983	58,778
Fuji Heavy Industries, Ltd.	5,100	199,824
Honda Motor Co., Ltd.	6,500	217,834
Isuzu Motors, Ltd.	5,900	69,503
Mazda Motor Corp.	5,000	99,631
Mitsubishi Motors Corp.	4,200	37,590
PACCAR, Inc.	729	38,382

See Notes to Financial Statements.

10	www.redmontfunds.com

Redmont Resolute Fund II	Schedule of Investments
October 31, 2015 (Unaudited)

Description	Shares	Value (Note 2)

AUTO MANUFACTURERS (0.20%) (continued)
Suzuki Motor Corp.	3,700	$122,342
Toyota Motor Corp.	8,700	538,496

		1,429,301

AUTO PARTS & EQUIPMENT (0.19%)
Bridgestone Corp.	4,400	163,209
Continental AG	677	162,814
Delphi Automotive PLC	1,184	98,497
GKN PLC	5,447	24,117
JTEKT Corp.	2,000	34,839
Lear Corp.	2,118	264,877
NGK Insulators, Ltd.	3,000	65,534
NHK Spring Co., Ltd.	10,100	103,871
Tenneco, Inc.(b)	6,299	356,460
The Goodyear Tire & Rubber Co.	92	3,021
Toyoda Gosei Co., Ltd.	1,500	34,781

		1,312,020

BANKS (1.41%)
Banco Santander SA	41,183	230,963
Bank of America Corp.(a)	21,215	355,988
Barclays PLC	53,645	191,862
BB&T Corp.(a)	14,882	552,866
BNP Paribas SA	3,412	207,336
Capital One Financial Corp.(a)	8,524	672,544
Citigroup, Inc.(a)	17,779	945,309
Citizens Financial Group, Inc.	9,457	229,805
Comerica, Inc.	1,262	54,771
Commerzbank AG(b)	11,789	129,767
Cullen/Frost Bankers, Inc.	308	21,080
Danske Bank A/S	4,920	135,289
DnB ASA	5,890	75,005
East West Bancorp, Inc.	502	20,276
Fifth Third Bancorp(a)	31,808	605,942
First Horizon National Corp.	1,382	19,597
Fukuoka Financial Group, Inc.	1,000	5,312
Hokuhoku Financial Group, Inc.	51,000	114,113
HSBC Holdings PLC	13,407	104,912
Huntington Bancshares, Inc.(a)	24,039	263,708
Intesa Sanpaolo SpA RSP	37,031	118,336
Investec PLC	1,557	13,010
JPMorgan Chase & Co.(a)	13,001	835,314
KBC Groep NV	2,125	129,456
Mitsubishi UFJ Financial Group, Inc.	65,500	429,140
Mizuho Financial Group, Inc.	87,600	181,705
Morgan Stanley	7,386	243,516
Popular, Inc.	669	19,782
Regions Financial Corp.(a)	31,832	297,629
Royal Bank of Scotland Group PLC(b)	26,136	127,965
State Street Corp.(a)	3,517	242,673
Sumitomo Mitsui Financial Group, Inc.	2,300	92,633
SunTrust Banks, Inc.(a)	6,748	280,177

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	11

Redmont Resolute Fund II	Schedule of Investments
October 31, 2015 (Unaudited)

Description	Shares	Value (Note 2)

BANKS (1.41%) (continued)
The Bank of Yokohama, Ltd.	21,000	$132,140
The Chiba Bank, Ltd.	9,000	66,230
The Chugoku Bank, Ltd.	1,900	27,161
The Goldman Sachs Group, Inc.(a)	2,256	423,000
The Iyo Bank, Ltd.	3,100	33,628
The PNC Financial Services Group, Inc.(a)	2,982	269,155
Wells Fargo & Co.(a)	16,794	909,227

		9,808,322

BEVERAGES (0.14%)
Anheuser-Busch InBev NV	128	15,300
Asahi Group Holdings, Ltd.	4,600	142,837
Carlsberg A/S, Class B	1,630	133,623
Coca-Cola Enterprises, Inc.	514	26,389
Constellation Brands, Inc., Class A(a)	1,435	193,438
Heineken Holding NV	1,735	139,143
Kirin Holdings Co., Ltd.	5,100	72,736
PepsiCo, Inc.	1,867	190,789
The Coca-Cola Co.	2,090	88,512

		1,002,767

BIOTECHNOLOGY (0.14%)
Amgen, Inc.	1,317	208,323
Biogen, Inc.(b)	102	29,632
Celgene Corp.(b)	609	74,730
Gilead Sciences, Inc.	6,330	684,463

		997,148

BUILDING MATERIALS (0.09%)
Asahi Glass Co., Ltd.	9,000	51,985
Daikin Industries, Ltd.	2,600	168,923
LafargeHolcim, Ltd.	2,742	154,653
Masco Corp.	9,680	280,720

		656,281

CHEMICALS (0.31%)
Air Water, Inc.	2,000	32,999
BASF SE	2,819	231,037
CF Industries Holdings, Inc.	439	22,288
Daicel Corp.	7,500	99,942
EI du Pont de Nemours & Co.	1,777	112,662
EMS-Chemie Holding AG	303	128,287
Hitachi Chemical Co., Ltd.	1,900	30,420
Kaneka Corp.	3,000	26,800
Kuraray Co., Ltd.	2,000	24,861
LyondellBasell Industries NV, Class A	1,207	112,142
Mitsui Chemicals, Inc.	9,000	34,383
PPG Industries, Inc.	3,324	346,560
Praxair, Inc.	20	2,222
Shin-Etsu Chemical Co., Ltd.	3,500	209,820
The Dow Chemical Co.	2,010	103,857
The Mosaic Co.	8,912	301,137

See Notes to Financial Statements.

12	www.redmontfunds.com

Redmont Resolute Fund II	Schedule of Investments
October 31, 2015 (Unaudited)

Description	Shares	Value (Note 2)

CHEMICALS (0.31%) (continued)
The Valspar Corp.	3,860	$312,467

		2,131,884

COAL (0.00%)(c)
Cloud Peak Energy, Inc.(b)	6,097	18,108

COMMERCIAL SERVICES (0.56%)
Abertis Infraestructuras SA	796	13,226
Adecco SA	1,819	135,443
Aggreko PLC	564	7,960
Benesse Holdings, Inc.	2,200	59,344
Civeo Corp.	10,114	18,812
Dai Nippon Printing Co., Ltd.	11,000	114,676
Equifax, Inc.(a)	4,484	477,860
EVERTEC, Inc.	6,467	117,958
Global Payments, Inc.	1,152	157,144
H&R Block, Inc.	10,924	407,028
ISS A/S	3,676	129,374
ManpowerGroup, Inc.(a)	5,139	471,657
MasterCard, Inc., Class A	355	35,141
Moody’s Corp.(a)	3,551	341,464
New Oriental Education & Technology Group, Inc., Sponsored ADR	6,974	191,855
PayPal Holdings, Inc.(b)	972	35,002
Robert Half International, Inc.(a)	6,151	323,912
Secom Co., Ltd.	1,400	94,173
The Western Union Co.	969	18,653
Total System Services, Inc.	5,390	282,706
Towers Watson & Co., Class A(a)	3,558	439,627
United Rentals, Inc.(b)	72	5,390

		3,878,405

COMPUTERS (0.59%)
Accenture PLC, Class A	1,519	162,837
Amdocs, Ltd.(a)	6,005	357,718
Apple, Inc.	9,675	1,156,162
Brocade Communications Systems, Inc.(a)	43,905	457,490
Computer Sciences Corp.	531	35,359
EMC Corp.(a)	20,391	534,652
Fortinet, Inc.(b)	463	15,909
Hewlett-Packard Co.	17,071	460,234
International Business Machines Corp.	1,408	197,233
Itochu Techno-Solutions Corp.	4,900	108,014
NetApp, Inc.	748	25,432
Seagate Technology PLC	3,372	128,338
Western Digital Corp.(a)	6,704	447,961

		4,087,339

CONTAINERS & PACKAGING (0.07%)
WestRock Co.	9,037	485,829

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	13

Redmont Resolute Fund II	Schedule of Investments
October 31, 2015 (Unaudited)

Description	Shares	Value (Note 2)

COSMETICS & PERSONAL CARE (0.06%)
Beiersdorf AG	293	$27,847
Colgate-Palmolive Co.	413	27,403
Kao Corp.	2,000	103,406
Svenska Cellulosa AB SCA, Class B	3,991	117,718
The Procter & Gamble Co.	1,955	149,323

		425,697

DISTRIBUTION & WHOLESALE (0.10%)
Arrow Electronics, Inc.(a)(b)	6,588	362,274
Fossil Group, Inc.(b)	95	5,169
ITOCHU Corp.	15,100	190,705
Marubeni Corp.	18,000	104,775
Mitsubishi Corp.	200	3,667

		666,590

DIVERSIFIED FINANCIAL SERVICES (0.52%)
Aberdeen Asset Management PLC	24,600	131,480
AEON Financial Service Co., Ltd.	1,300	32,804
Affiliated Managers Group, Inc.(b)	157	28,301
Alliance Data Systems Corp.(b)	878	261,038
Ally Financial, Inc.(b)	15,584	310,433
Ameriprise Financial, Inc.	1,334	153,890
BlackRock, Inc.	90	31,677
CME Group, Inc.	947	89,463
Credit Saison Co., Ltd.	1,800	37,307
Daiwa Securities Group, Inc.	20,000	137,913
Discover Financial Services(a)	10,925	614,204
Eaton Vance Corp.	404	14,589
Intercontinental Exchange, Inc.	90	22,716
Lazard LP, Class A	392	18,157
Legg Mason, Inc.	1,800	80,550
Navient Corp.	18,579	245,057
Nomura Holdings, Inc.	10,200	64,715
ORIX Corp.	3,800	56,101
Partners Group Holding AG	205	74,248
Raymond James Financial, Inc.(a)	4,394	242,153
SLM Corp.(b)	33,912	239,419
T Rowe Price Group, Inc.	280	21,174
TD Ameritrade Holding Corp.(a)	6,468	222,952
The Charles Schwab Corp.(a)	7,265	221,728
The NASDAQ OMX Group, Inc.	1,978	114,506
Visa, Inc., Class A	2,058	159,660

		3,626,235

ELECTRIC (0.24%)
AES Corp.	29,637	324,525
Calpine Corp.(b)	1,364	21,156
Chubu Electric Power Co., Inc.	6,200	96,054
Consolidated Edison, Inc.	296	19,462
Duke Energy Corp.	558	39,880
E.ON SE	14,309	151,008
Edison International	456	27,597

See Notes to Financial Statements.

14	www.redmontfunds.com

Redmont Resolute Fund II	Schedule of Investments
October 31, 2015 (Unaudited)

Description	Shares	Value (Note 2)

ELECTRIC (0.24%) (continued)
EDP - Energias de Portugal SA	34,789	$128,845
Electric Power Development Co., Ltd.	1,300	43,146
Electricite de France SA	2,636	49,089
Endesa SA	1,067	23,760
Enel SpA	11,786	54,382
Engie SA	6,505	114,130
Entergy Corp.	217	14,791
Exelon Corp.	4,785	133,597
FirstEnergy Corp.	49	1,529
Iberdrola SA	24,738	176,739
MDU Resources Group, Inc.	550	10,373
NRG Energy, Inc.	3,957	51,006
PG&E Corp.	72	3,845
Public Service Enterprise Group, Inc.	103	4,253
RWE AG	895	12,455
The Chugoku Electric Power Co., Inc.	8,100	123,108
The Kansai Electric Power Co., Inc.(b)	3,200	41,316
Tohoku Electric Power Co., Inc.	2,600	36,801

		1,702,847

ELECTRICAL COMPONENTS & EQUIPMENT (0.04%)
Brother Industries, Ltd.	1,500	19,367
Casio Computer Co., Ltd.	3,500	66,479
Emerson Electric Co.	1,670	78,874
Hitachi, Ltd.	15,000	87,375

		252,095

ELECTRONICS (0.36%)
Agilent Technologies, Inc.	1,686	63,663
Avnet, Inc.	7,144	324,552
Corning, Inc.	1,775	33,015
Flextronics International, Ltd.(a)(b)	41,919	477,457
Hirose Elect Co., Ltd.	700	85,622
Hitachi High-Technologies Corp.	2,400	65,136
Honeywell International, Inc.(a)	2,914	300,958
Hoya Corp.	4,400	183,373
Ibiden Co., Ltd.	1,000	13,906
Jabil Circuit, Inc.(a)	26,524	609,521
Minebea Co., Ltd.	7,000	78,081
Murata Manufacturing Co., Ltd.	1,300	186,969
TE Connectivity, Ltd.	1,450	93,438

		2,515,691

ENGINEERING & CONSTRUCTION (0.05%)
ACS Actividades de Construccion y Servicios SA	3,606	122,707
Bouygues SA	3,331	126,243
Jacobs Engineering Group, Inc.(b)	462	18,545
Japan Airport Terminal Co., Ltd.	800	43,756
Obayashi Corp.	1,000	8,817

		320,068

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	15

Redmont Resolute Fund II	Schedule of Investments
October 31, 2015 (Unaudited)

Description	Shares	Value (Note 2)

ENTERTAINMENT (0.04%)
Six Flags Entertainment Corp.	4,090	$212,844
William Hill PLC	20,614	100,770

		313,614

FOOD (0.18%)
Associated British Foods PLC	1,883	100,293
Carrefour SA	966	31,517
General Mills, Inc.	2,020	117,382
Ingredion, Inc.	88	8,365
Koninklijke Ahold NV	7,166	145,939
METRO AG	2,326	71,695
Nestle SA	3,167	242,223
Nissin Foods Holdings Co., Ltd.	2,200	102,279
Pilgrim’s Pride Corp.	206	3,912
Seven & I Holdings Co., Ltd.	1,600	73,072
The Kraft Heinz Co.	388	30,253
The Kroger Co.	1,257	47,515
Tyson Foods, Inc., Class A(a)	5,634	249,924

		1,224,369

FOOD SERVICE (0.02%)
Compass Group PLC	9,793	168,934

FOREST PRODUCTS & PAPER (0.03%)
International Paper Co.	922	39,360
Mondi PLC	1,952	45,259
UPM-Kymmene OYJ	7,032	131,843

		216,462

GAS (0.00%)(c)
National Fuel Gas Co.	165	8,667
UGI Corp.	259	9,498

		18,165

HAND & MACHINE TOOLS (0.14%)
Fuji Electric Holdings Co., Ltd.	27,000	121,497
Makita Corp.	1,300	71,857
Schindler Holding AG	775	126,076
Schindler Holding AG, Participation Certificates	823	133,718
SMC Corp.	200	51,944
Stanley Black & Decker, Inc.(a)	4,735	501,815

		1,006,907

HEALTHCARE - PRODUCTS (0.17%)
Hologic, Inc.(b)	295	11,464
Intuitive Surgical, Inc.(b)	38	18,871
Medtronic PLC	3,337	246,671
QIAGEN NV(b)	3,581	86,869
St Jude Medical, Inc.	5,796	369,843
Varian Medical Systems, Inc.(b)	626	49,160

See Notes to Financial Statements.

16	www.redmontfunds.com

Redmont Resolute Fund II	Schedule of Investments
October 31, 2015 (Unaudited)

Description	Shares	Value (Note 2)

HEALTHCARE - PRODUCTS (0.17%) (continued)
Zimmer Biomet Holdings, Inc.(a)	3,657	$382,412

		1,165,290

HEALTHCARE - SERVICES (0.25%)
Aetna, Inc.	295	33,860
Anthem, Inc.	2,889	402,004
Centene Corp.(b)	27	1,606
Cigna Corp.	2,596	347,968
HCA Holdings, Inc.(b)	199	13,689
Health Net, Inc.(b)	59	3,791
ICON PLC(b)	3,570	228,016
Laboratory Corp. of America Holdings(b)	3,061	375,707
Quest Diagnostics, Inc.	3,272	222,333
UnitedHealth Group, Inc.	762	89,748
Universal Health Services, Inc., Class B	63	7,692

		1,726,414

HOME BUILDERS (0.04%)
Barratt Developments PLC	12,137	114,602
Daiwa House Industry Co., Ltd.	2,200	58,268
Iida Group Holdings Co., Ltd.	6,600	124,813

		297,683

HOME FURNISHINGS (0.04%)
Leggett & Platt, Inc.	562	25,307
Panasonic Corp.	18,100	215,244
Sony Corp.	900	25,955

		266,506

HOUSEHOLD PRODUCTS & WARES (0.02%)
Henkel AG & Co. KGaA	1,458	134,692

HOUSEWARES (0.16%)
Avery Dennison Corp.(a)	8,111	526,972
Kimberly-Clark Corp.	290	34,716
Newell Rubbermaid, Inc.(a)	11,370	482,429
The Clorox Co.	324	39,508

		1,083,625

INSURANCE (0.91%)
ACE, Ltd.(a)	4,199	476,754
Admiral Group PLC	386	9,598
Aflac, Inc.	1,449	92,374
Alleghany Corp.(b)	571	283,370
Allianz SE	1,355	237,436
American International Group, Inc.	6,216	391,981
AmTrust Financial Services, Inc.	313	21,353
Aon PLC	4,617	430,812
Aviva PLC	18,462	138,321
AXA SA	4,883	130,615
Baloise Holding AG	1,081	129,814

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	17

Redmont Resolute Fund II	Schedule of Investments
October 31, 2015 (Unaudited)

Description	Shares	Value (Note 2)

INSURANCE (0.91%) (continued)
Berkshire Hathaway, Inc., Class B(a)(b)	3,501	$476,206
Everest Re Group, Ltd.	123	21,890
Legal & General Group PLC	38,485	155,204
Marsh & McLennan Cos., Inc.	428	23,857
MetLife, Inc.(a)	5,774	290,894
MS&AD Insurance Group Holdings, Inc.	2,100	62,511
Principal Financial Group, Inc.	134	6,721
Prudential Financial, Inc.	1,531	126,308
Swiss Re AG	1,835	170,607
The Allstate Corp.(a)	7,919	490,028
The Dai-ichi Life Insurance Co., Ltd.	9,100	159,497
The Progressive Corp.	3,191	105,718
The Travelers Companies, Inc.(a)	2,875	324,559
Tokio Marine Holdings, Inc.	5,100	198,303
Unum Group	10,419	361,018
Validus Holdings, Ltd.	2,951	130,729
Voya Financial, Inc.	366	14,849
WR Berkley Corp.	6,187	345,420
XL Group PLC(a)	12,600	479,808
Zurich Insurance Group AG	139	36,745

		6,323,300

INTERNET (0.42%)
Alphabet, Inc., Class A	635	468,243
Alphabet, Inc., Class C	261	185,521
Amazon.com, Inc.(b)	300	187,770
Baidu, Inc., Sponsored ADR(b)	1,134	212,591
CDW Corp.	10,480	468,351
eBay, Inc.(a)(b)	14,668	409,237
Expedia, Inc.(a)	2,065	281,459
F5 Networks, Inc.(b)	643	70,859
Facebook, Inc., Class A(b)	1,476	150,508
IAC/InterActiveCorp	2,883	193,190
Kakaku.com, Inc.	1,700	32,036
Netflix, Inc.(b)	53	5,744
Nexon Co., Ltd.	4,300	60,151
Phoenix New Media, Ltd., ADR(b)	12,074	58,559
Qihoo 360 Technology Co., Ltd., ADR(b)	1,846	105,388
Symantec Corp.	1,063	21,898
The Priceline Group, Inc.(b)	16	23,268

		2,934,773

INVESTMENT COMPANIES (0.04%)
EXOR SpA	2,652	131,670
Investor AB, Class B	3,845	142,845

		274,515

IRON & STEEL (0.03%)
Hitachi Metals, Ltd.	300	3,428
JFE Holdings, Inc.	2,500	39,695
Kobe Steel, Ltd.	44,000	56,153

See Notes to Financial Statements.

18	www.redmontfunds.com

Redmont Resolute Fund II	Schedule of Investments
October 31, 2015 (Unaudited)

Description	Shares	Value (Note 2)

IRON & STEEL (0.03%) (continued)
Nippon Steel & Sumitomo Metal Corp.	4,200	$86,005

		185,281

LEISURE TIME (0.02%)
Carnival Corp.	351	18,982
Carnival PLC	1,884	105,051

		124,033

LODGING (0.00%)(c)
Wyndham Worldwide Corp.	173	14,074

MACHINERY - CONSTRUCTION & MINING (0.04%)
ABB, Ltd.	9,475	178,870
Caterpillar, Inc.	12	876
Hitachi Construction Machinery Co., Ltd.	6,900	107,614

		287,360

MACHINERY - DIVERSIFIED (0.06%)
Deere & Co.	564	43,992
FANUC Corp.	100	17,863
Hollysys Automation Technologies, Ltd.	4,845	103,635
Kawasaki Heavy Industries, Ltd.	29,000	117,519
Rockwell Automation, Inc.	407	44,428
Roper Technologies, Inc.	18	3,354
Sumitomo Heavy Industries, Ltd.	13,000	59,252
Xylem, Inc.	180	6,554

		396,597

MEDIA (0.53%)
CBS Corp., Class B(a)	4,203	195,524
Comcast Corp., Class A(a)	13,084	819,320
Discovery Communications, Inc., Class C(b)	348	9,577
Liberty Broadband Corp., Class C(a)(b)	2,092	112,487
Liberty Global PLC LiLAC, Class C(b)	597	23,080
Liberty Global PLC, Class C(b)	14,894	635,080
Liberty Media Corp., Class C(a)(b)	4,741	185,610
News Corp., Class A	430	6,622
Starz, Class A(b)	4,568	153,074
TEGNA, Inc.	8,801	237,979
The Walt Disney Co.	1,024	116,470
Time Warner Cable, Inc.	491	92,995
Time Warner, Inc.	3,333	251,108
Time, Inc.(a)	5,818	108,099
Twenty-First Century Fox, Inc., Class A	10,849	332,956
Viacom, Inc., Class B(a)	5,639	278,059
Vivendi SA	6,580	158,570

		3,716,610

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	19

Redmont Resolute Fund II	Schedule of Investments
October 31, 2015 (Unaudited)

Description	Shares	Value (Note 2)

MINING (0.02%)
Barrick Gold Corp.	17,409	$133,875

MISCELLANEOUS MANUFACTURING (0.33%)
3M Co.	1,166	183,307
Danaher Corp.(a)	5,639	526,175
Dover Corp.	1,183	76,221
FUJIFILM Holdings Corp.	4,400	176,919
General Electric Co.	4,189	121,146
Illinois Tool Works, Inc.	1,132	104,076
Ingersoll-Rand PLC(a)	9,456	560,363
Nikon Corp.	3,300	42,990
Parker-Hannifin Corp.	446	46,696
Pentair PLC	87	4,865
Textron, Inc.(a)	11,043	465,683

		2,308,441

OFFICE & BUSINESS EQUIPMENT (0.03%)
Canon, Inc.	7,200	217,187
Pitney Bowes, Inc.	581	11,998

		229,185

OIL & GAS (1.10%)
Anadarko Petroleum Corp.	4,862	325,170
Apache Corp.	141	6,645
BP PLC	46,784	278,680
Canadian Natural Resources, Ltd.(a)	9,061	210,396
Chevron Corp.	1,903	172,945
CVR Energy, Inc.	478	21,252
Diamondback Energy, Inc.(b)	8,958	661,459
Energen Corp.(a)	8,206	477,179
EOG Resources, Inc.	5,990	514,241
EP Energy Corp., Class A(b)	2,996	16,508
EQT Corp.	2,180	144,033
Exxon Mobil Corp.(a)	12,085	999,913
Galp Energia SGPS SA	7,285	78,804
Hess Corp.	315	17,706
Idemitsu Kosan Co., Ltd.	3,300	54,394
Inpex Corp.	12,900	123,527
Kosmos Energy, Ltd.(b)	17,696	120,687
Marathon Oil Corp.	3,516	64,624
Marathon Petroleum Corp.	7,805	404,299
Murphy Oil Corp.	845	24,023
Neste OYJ	5,043	123,055
Occidental Petroleum Corp.	6,963	519,022
Parsley Energy, Inc., Class A(a)(b)	36,778	652,074
Phillips 66(a)	6,988	622,281
QEP Resources, Inc.	13,480	208,401
Rice Energy, Inc.(a)(b)	7,749	118,250
Royal Dutch Shell PLC, Class A	1,288	33,556
RSP Permian, Inc.(b)	14,954	410,039
Tesoro Corp.	777	83,085

See Notes to Financial Statements.

20	www.redmontfunds.com

Redmont Resolute Fund II	Schedule of Investments
October 31, 2015 (Unaudited)

Description	Shares	Value (Note 2)

OIL & GAS (1.10%) (continued)
TOTAL SA	815	$39,563
Transocean, Ltd.	1,346	21,307
Valero Energy Corp.	1,492	98,353
WPX Energy, Inc.(b)	2,445	16,773

		7,662,244

OIL & GAS SERVICES (0.05%)
Amec Foster Wheeler PLC	4,029	44,161
Baker Hughes, Inc.	1,427	75,174
Bristow Group, Inc.	3,114	108,149
Cameron International Corp.(b)	433	29,448
Halliburton Co.	112	4,299
Schlumberger, Ltd.	1,273	99,498

		360,729

PACKAGING & CONTAINERS (0.27%)
Ball Corp.	67	4,589
Berry Plastics Group, Inc.(b)	11,290	378,215
Crown Holdings, Inc.(a)(b)	8,676	460,175
Graphic Packaging Holding Co.(a)	46,416	657,251
Packaging Corp. of America	5,245	359,020

		1,859,250

PHARMACEUTICALS (1.00%)
Abbott Laboratories	440	19,712
AbbVie, Inc.	5,452	324,667
Alfresa Holdings Corp.	6,300	121,802
AmerisourceBergen Corp.	722	69,680
AstraZeneca PLC	1,738	111,205
Baxalta, Inc.	437	15,059
Bayer AG	2,149	286,768
Cardinal Health, Inc.(a)	5,100	419,220
Chugai Pharmaceutical Co., Ltd.	2,400	77,766
Daiichi Sankyo Co., Ltd.	8,100	160,060
Eisai Co., Ltd.	1,800	113,486
Endo International PLC(b)	2,064	123,819
Express Scripts Holding Co.(a)(b)	6,617	571,576
GlaxoSmithKline PLC	1,238	26,814
Johnson & Johnson	8,739	882,901
McKesson Corp.(a)	2,197	392,824
Medipal Holdings Corp.	2,200	38,724
Merck & Co., Inc.	10,413	569,175
Novartis AG	2,017	183,345
Novartis AG, Sponsored ADR	3,250	293,898
Novo Nordisk A/S, Class B	4,942	262,535
Ono Pharmaceutical Co., Ltd.	400	55,291
Orion OYJ, Class B	3,050	109,070
Pfizer, Inc.	23,665	800,350
Roche Holding AG	581	157,704
Sanofi	502	50,703
Shire PLC	2,617	198,693
Sumitomo Dainippon Pharma Co., Ltd.	10,000	111,295

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	21

Redmont Resolute Fund II	Schedule of Investments
October 31, 2015 (Unaudited)

Description	Shares	Value (Note 2)

PHARMACEUTICALS (1.00%) (continued)
Takeda Pharmaceutical Co., Ltd.	700	$34,400
Teva Pharmaceutical Industries, Ltd., Sponsored ADR	5,965	353,068
UCB SA	453	39,214

		6,974,824

REAL ESTATE (0.05%)
CBRE Group, Inc., Class A(b)	794	29,600
Daito Trust Construction Co., Ltd.	1,300	141,560
Hulic Co., Ltd.	1,500	14,121
Mitsubishi Estate Co., Ltd.	8,000	172,835

		358,116

REAL ESTATE INVESTMENT TRUSTS (0.13%)
American Homes 4 Rent, Class A	6,064	100,056
American Residential Properties, Inc.	4,934	81,756
Boston Properties, Inc.(a)	864	108,734
Brixmor Property Group, Inc.	445	11,401
Digital Realty Trust, Inc.	305	22,558
Equity Residential	665	51,418
General Growth Properties, Inc.	811	23,478
Hospitality Properties Trust	57	1,530
Host Hotels & Resorts, Inc.	11,378	197,181
Japan Retail Fund Investment Corp.	13	25,274
LaSalle Hotel Properties	1,893	55,673
Public Storage	273	62,643
Sunstone Hotel Investors, Inc.	6,318	91,358
Vornado Realty Trust	423	42,533

		875,593

RETAIL (0.40%)
Aeon Co., Ltd.	4,200	62,615
Best Buy Co., Inc.	501	17,550
Chipotle Mexican Grill, Inc.(b)	17	10,884
CVS Health Corp.(a)	4,227	417,543
Darden Restaurants, Inc.	58	3,590
Dollar General Corp.	290	19,653
FamilyMart Co., Ltd.	2,100	86,405
GameStop Corp., Class A	89	4,100
J Front Retailing Co., Ltd.	6,900	114,476
Liberty Interactive Corp. QVC Group, Class A(b)	771	21,102
Lowe’s Companies, Inc.	4,574	337,698
Macy’s, Inc.(a)	4,565	232,724
Marks & Spencer Group PLC	10,878	86,028
Office Depot, Inc.(b)	18,944	144,353
O’Reilly Automotive, Inc.(b)	403	111,333
Pandora A/S	1,130	130,372
PVH Corp.	448	40,746
Shimamura Co., Ltd.	300	33,985
Staples, Inc.	784	10,184
Starbucks Corp.	2,792	174,695
Target Corp.	5,105	394,004
The Gap, Inc.	1,739	47,336

See Notes to Financial Statements.

22	www.redmontfunds.com

Redmont Resolute Fund II	Schedule of Investments
October 31, 2015 (Unaudited)

Description	Shares	Value (Note 2)

RETAIL (0.40%) (continued)
The Home Depot, Inc.	672	$83,086
The TJX Companies, Inc.	94	6,880
Wal-Mart Stores, Inc.	3,554	203,431

		2,794,773

SAVINGS & LOANS (0.02%)
Investors Bancorp, Inc.	10,892	136,259

SEMICONDUCTORS (0.26%)
Analog Devices, Inc.	670	40,280
ARM Holdings PLC	9,406	148,628
ASML Holding NV	461	42,892
Avago Technologies, Ltd.	4,187	515,545
Intel Corp.	1,749	59,221
Micron Technology, Inc.(b)	120	1,987
NVIDIA Corp.	450	12,767
ON Semiconductor Corp.(a)(b)	35,324	388,564
Skyworks Solutions, Inc.	72	5,561
Texas Instruments, Inc.(a)	10,616	602,140
Xilinx, Inc.	243	11,572

		1,829,157

SHIPBUILDING (0.05%)
Huntington Ingalls Industries, Inc.(a)	3,118	373,973

SOFTWARE (0.49%)
Activision Blizzard, Inc.(a)	10,250	356,290
Amadeus IT Holding SA, Class A	3,266	139,205
Citrix Systems, Inc.(b)	440	36,124
COLOPL, Inc.(b)	300	4,940
Electronic Arts, Inc.(b)	2,043	147,239
Fidelity National Information Services, Inc.	4,367	318,442
Intuit, Inc.	581	56,607
Microsoft Corp.(a)	25,960	1,366,534
NetEase, Inc., ADR(a)	1,603	231,681
Oracle Corp.(a)	18,577	721,531
Red Hat, Inc.(b)	53	4,193
salesforce.com, Inc.(b)	159	12,356
The Dun & Bradstreet Corp.	163	18,561

		3,413,703

TELECOMMUNICATIONS (0.44%)
AT&T, Inc.	1,078	36,124
BT Group PLC	29,412	210,838
CenturyLink, Inc.	2,605	73,487
Cisco Systems, Inc.(a)	15,511	447,492
Deutsche Telekom AG	11,593	216,784
Eutelsat Communications SA	3,747	123,653
Hikari Tsushin, Inc.	900	68,990
Juniper Networks, Inc.	315	9,888

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	23

Redmont Resolute Fund II	Schedule of Investments
October 31, 2015 (Unaudited)

Description	Shares	Value (Note 2)

TELECOMMUNICATIONS (0.44%) (continued)
KDDI Corp.	9,400	$229,489
Level 3 Communications, Inc.(b)	362	18,444
Motorola Solutions, Inc.(a)	3,991	279,250
Nippon Telegraph & Telephone Corp.	4,500	167,291
NTT DOCOMO, Inc.	10,500	205,136
Orange SA	3,952	69,685
Proximus SADP	2,648	91,768
SoftBank Corp.	1,600	90,124
Swisscom AG	261	134,665
Verizon Communications, Inc.	12,556	588,625
Vodafone Group PLC	4,596	15,180

		3,076,913

TEXTILES (0.00%)(c)
Mohawk Industries, Inc.(b)	42	8,211

TOYS, GAMES & HOBBIES (0.00%)(c)
Hasbro, Inc.	204	15,673

TRANSPORTATION (0.11%)
AP Moeller-Maersk A/S, Class B	81	119,428
Central Japan Railway Co.	1,200	220,767
CH Robinson Worldwide, Inc.	244	16,929
DSV A/S	734	29,761
East Japan Railway Co.	100	9,588
Hankyu Hanshin Holdings	21,000	137,656
Kamigumi Co., Ltd.	4,000	34,673
Nippon Express Co., Ltd.	11,000	57,156
Nippon Yusen Kabushiki Kaisha	12,000	31,623
Union Pacific Corp.	262	23,410
United Parcel Service, Inc., Class B	1,146	118,061

		799,052

TOTAL COMMON STOCKS (Cost $87,265,186)		96,205,089

EXCHANGE TRADED FUNDS (0.13%)
iShares® Europe ETF	1,234	52,112
iShares® MSCI Japan ETF	3,654	45,017
iShares® Russell 1000 Value ETF	478	47,939
PowerShares® DB Commodity Index Tracking Fund(b)	44,576	677,555
SPDR® S&P 500® ETF Trust	426	88,578

		911,201

TOTAL EXCHANGE TRADED FUNDS (Cost $913,646)		911,201

See Notes to Financial Statements.

24	www.redmontfunds.com

Redmont Resolute Fund II	Schedule of Investments
October 31, 2015 (Unaudited)

Description	Shares	Value (Note 2)

EXCHANGE TRADED FUNDS (0.13%) (continued)
LIMITED PARTNERSHIPS (0.01%)
OIL & GAS (0.01%)
Viper Energy Partners LP	5,852	$94,802

TOTAL LIMITED PARTNERSHIPS (Cost $122,912)		94,802

OPEN-END MUTUAL FUNDS (64.54%)
AQR Multi Strategy Alternative Fund, Class I	6,767,030	71,256,824
AQR Risk Parity Fund, Class I	6,061,810	59,526,973
Diamond Hill Long-Short Fund, Class Y(b)	2,484,721	60,353,870
FPA Crescent Fund	2,100,235	70,105,847
Morgan Stanley Institutional Fund, Inc. - Multi-Asset Portfolio, Class I	6,386,953	65,977,229
Nuveen Symphony Floating Rate Income Fund, Class I	297,220	5,861,171
PIMCO Short-Term Fund, Institutional Class	11,981,188	117,056,210

		450,138,124

TOTAL OPEN-END MUTUAL FUNDS (Cost $441,038,774)		450,138,124

PREFERRED STOCKS (0.02%)
HOUSEHOLD PRODUCTS & WARES (0.02%)
Henkel AG & Co. KGaA	1,391	150,973

TOTAL PREFERRED STOCKS (Cost $163,867)		150,973

Description	Principal Amount	Value (Note 2)

ASSET-BACKED SECURITIES (0.16%)
Honda Auto Receivables Owner Trust 2015-3 A2
0.92%, 11/20/2017	$660,000	660,202
Hyundai Auto Lease Securitization Trust 2015-A A1
0.28%, 03/15/2016(d)	45,478	45,479
Nissan Auto Receivables Owner Trust 2015-A A1
0.35%, 04/15/2016	143,339	143,321
Toyota Auto Receivables Owner Trust 2015-A A2
0.71%, 07/17/2017	272,000	272,025

		1,121,027

TOTAL ASSET-BACKED SECURITIES (Cost $1,120,807)		1,121,027

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	25

Redmont Resolute Fund II	Schedule of Investments
October 31, 2015 (Unaudited)

Description	Principal Amount	Value (Note 2)

CONTINGENT CONVERTIBLE SECURITIES (0.03%)
BANKS (0.03%)
Credit Agricole SA
7.88%, Perpetual Maturity(d)(e)(f)	$200,000	$205,725

TOTAL CONTINGENT CONVERTIBLE SECURITIES (Cost $213,250)		205,725

CORPORATE BONDS (1.87%)
ADVERTISING (0.01%)
The Interpublic Group of Companies, Inc.
4.20%, 04/15/2024	36,000	35,989

AEROSPACE & DEFENSE (0.04%)
BAE Systems Holdings, Inc.
3.80%, 10/07/2024(d)	45,000	45,620
4.75%, 10/07/2044(d)	19,000	18,891
Harris Corp.
4.85%, 04/27/2035	34,000	33,175
5.05%, 04/27/2045	32,000	31,505
L-3 Communications Corp.
3.95%, 05/28/2024	10,000	9,568
Moog, Inc.
5.25%, 12/01/2022(d)	20,000	20,475
Orbital ATK, Inc.
5.50%, 10/01/2023(d)	17,000	17,786
The Boeing Co.
0.95%, 05/15/2018	86,000	85,141
2.20%, 10/30/2022	27,000	26,432

		288,593

AIRLINES (0.01%)
Allegiant Travel Co.
5.50%, 07/15/2019	20,000	20,520
United Airlines 2013-1 Class B Pass Through Trust
5.38%, 08/15/2021	27,289	28,244

		48,764

APPAREL (0.00%)(c)
NIKE, Inc.
3.88%, 11/01/2045	26,000	25,505

AUTO MANUFACTURERS (0.05%)
American Honda Finance Corp.
1.20%, 07/14/2017	153,000	152,600
Hyundia Capital America
2.40%, 10/30/2018(d)	71,000	71,068
Paccar Financial Corp.
2.20%, 09/15/2019	93,000	93,448

See Notes to Financial Statements.

26	www.redmontfunds.com

Redmont Resolute Fund II	Schedule of Investments
October 31, 2015 (Unaudited)

Description	Principal Amount		Value (Note 2)

AUTO MANUFACTURERS (0.05%) (continued)
Toyota Motor Credit Corp.
1.55%, 07/13/2018	$	23,000	$23,080

			340,196

BANKS (0.48%)
Abbey National Treasury Services PLC
1.38%, 03/13/2017		46,000	46,040
Bank of America Corp.
2.63%, 10/19/2020		21,000	20,944
4.25%, 10/22/2026		104,000	104,593
7.25%, 10/15/2025		7,000	8,596
Bank of America Corp., Series L
2.60%, 01/15/2019		103,000	104,308
3.95%, 04/21/2025		35,000	34,521
BNP Paribas SA
7.38%, Perpetual Maturity(d)(e)(f)		225,000	233,156
Capital One Financial Corp.
4.20%, 10/29/2025		24,000	24,059
Capital One Financial Corp., Series E
5.50%, Perpetual Maturity(e)(f)		19,000	19,083
Citigroup, Inc.
3.88%, 03/26/2025		19,000	18,584
4.40%, 06/10/2025		158,000	160,678
4.45%, 09/29/2027		31,000	31,168
6.00%, 10/31/2033		20,000	22,845
Credit Suisse New York
1.70%, 04/27/2018		38,000	37,893
Deutsche Bank AG London
1.88%, 02/13/2018		125,000	124,632
Fifth Third Bancorp, Series J
4.90%, Perpetual Maturity(e)(f)		80,000	75,800
First Horizon National Corp.
3.50%, 12/15/2020		87,000	86,823
HSBC Holdings PLC
5.63%, Perpetual Maturity(e)(f)		210,000	210,131
JPMorgan Chase & Co.
3.25%, 09/23/2022		124,000	125,351
4.95%, 06/01/2045		19,000	19,316
JPMorgan Chase & Co., Series U
6.13%, Perpetual Maturity(e)(f)		19,000	19,428
Lloyds Bank PLC
6.50%, 09/14/2020(d)		100,000	115,539
Lloyds Banking Group PLC
7.50%, Perpetual Maturity(e)(f)		205,000	218,325
Morgan Stanley
1.88%, 01/05/2018		32,000	32,180
2.80%, 06/16/2020		21,000	21,196
4.10%, 05/22/2023		150,000	152,716
4.75%, 03/22/2017		63,000	65,847
5.00%, 11/24/2025		33,000	35,396
Nordea Bank AB
5.50%, Perpetual Maturity(d)(e)(f)		215,000	211,668

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	27

Redmont Resolute Fund II	Schedule of Investments
October 31, 2015 (Unaudited)

Description	Principal Amount		Value (Note 2)

BANKS (0.48%) (continued)
Regions Financial Corp.
7.38%, 12/10/2037	$	111,000	$141,601
Standard Chartered PLC
6.50%, Perpetual Maturity(d)(e)(f)		215,000	212,645
The Bank of New York Mellon Corp., Series E
4.95%, Perpetual Maturity(e)(f)		36,000	36,045
The Goldman Sachs Group, Inc.
4.25%, 10/21/2025		76,000	76,507
4.75%, 10/21/2045		13,000	13,234
5.15%, 05/22/2045		14,000	14,123
6.13%, 02/15/2033		43,000	51,801
6.75%, 10/01/2037		123,000	148,830
The Goldman Sachs Group, Inc., Series M
5.38%, Perpetual Maturity(e)(f)		20,000	19,825
Wells Fargo & Co.
1.40%, 09/08/2017		160,000	160,357
4.30%, 07/22/2027		30,000	31,016
Wells Fargo & Co., Series U
5.88%, Perpetual Maturity(e)(f)		33,000	34,945
Wells Fargo Capital X
5.95%, 12/15/2036		28,000	28,406

			3,350,151

BEVERAGES (0.02%)
Anheuser-Busch InBev Worldwide, Inc.
1.38%, 07/15/2017		78,000	77,750
Diageo Capital PLC
5.75%, 10/23/2017		49,000	53,120

			130,870

BIOTECHNOLOGY (0.02%)
Biogen, Inc.
4.05%, 09/15/2025		28,000	28,368
5.20%, 09/15/2045		28,000	28,377
Celgene Corp.
5.00%, 08/15/2045		30,000	30,248
Gilead Sciences, Inc.
4.75%, 03/01/2046		19,000	19,290

			106,283

BUILDING MATERIALS (0.00%)(c)
Building Materials Corp. of America
6.00%, 10/15/2025(d)		5,000	5,337

CHEMICALS (0.02%)
Airgas, Inc.
3.05%, 08/01/2020		12,000	12,156
Lubrizol Corp.
6.50%, 10/01/2034		24,000	30,541
NOVA Chemicals Corp.
5.00%, 05/01/2025(d)		20,000	20,050

See Notes to Financial Statements.

28	www.redmontfunds.com

Redmont Resolute Fund II	Schedule of Investments
October 31, 2015 (Unaudited)

Description	Principal Amount		Value (Note 2)

CHEMICALS (0.02%) (continued)
RPM International, Inc.
5.25%, 06/01/2045	$	57,000	$53,847
The Sherwin-Williams Co.
4.55%, 08/01/2045		15,000	15,782
The Valspar Corp.
3.95%, 01/15/2026		15,000	15,203
Tronox Finance LLC
7.50%, 03/15/2022(d)		25,000	17,750

			165,329

COMMERCIAL SERVICES (0.02%)
Automatic Data Processing, Inc.
2.25%, 09/15/2020		17,000	17,156
Global Cash Access, Inc.
10.00%, 01/15/2022(d)		25,000	23,187
Great Lakes Dredge & Dock Corp.
7.38%, 02/01/2019		20,000	19,500
Harland Clarke Holdings Corp.
6.88%, 03/01/2020(d)		25,000	22,688
President and Fellows of Harvard College
3.62%, 10/01/2037		34,000	33,104
United Rentals North
5.50%, 07/15/2025		20,000	20,025

			135,660

COMPUTERS (0.04%)
Apple, Inc.
2.85%, 05/06/2021		50,000	51,539
3.45%, 02/09/2045		8,000	6,929
Hewlett-Packard Co.
4.90%, 10/15/2025(d)		33,000	32,686
6.00%, 09/15/2041		101,000	97,534
6.20%, 10/15/2035(d)		38,000	37,455
6.35%, 10/15/2045(d)		35,000	34,130

			260,273

CONTAINERS & PACKAGING (0.00%)(c)
Brambles USA, Inc.
4.13%, 10/23/2025(d)		14,000	14,098
Crown Cork & Seal Co., Inc.
7.38%, 12/15/2026		15,000	16,444

			30,542

DISTRIBUTION & WHOLESALE (0.00%)(c)
H&E Equipment Services, Inc.
7.00%, 09/01/2022		20,000	20,400

DIVERSIFIED FINANCIAL SERVICES (0.11%)
Ally Financial, Inc.
5.13%, 09/30/2024		20,000	21,149

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	29

Redmont Resolute Fund II	Schedule of Investments
October 31, 2015 (Unaudited)

Description	Principal Amount		Value (Note 2)

DIVERSIFIED FINANCIAL SERVICES (0.11%) (continued)
American Express Credit Corp.
2.38%, 05/26/2020	$	37,000	$36,982
Credit Acceptance Corp.
7.38%, 03/15/2023(d)		30,000	31,125
Discover Financial Services
3.75%, 03/04/2025		38,000	37,068
Enova International, Inc.
9.75%, 06/01/2021		35,000	29,837
General Electric Capital Corp.
1.25%, 05/15/2017		89,000	89,311
5.88%, 01/14/2038		56,000	69,300
National Rural Utilities Cooperative Finance Corp.
0.95%, 04/24/2017		19,000	18,996
1.10%, 01/27/2017		59,000	59,123
1.90%, 11/01/2015		150,000	150,000
2.00%, 01/27/2020		38,000	37,490
2.30%, 11/01/2020		17,000	16,971
3.25%, 11/01/2025		18,000	18,087
4.75%, 04/30/2043(f)		64,000	63,808
Quicken Loans, Inc.
5.75%, 05/01/2025(d)		30,000	29,888
Synchrony Financial
4.25%, 08/15/2024		54,000	54,316
TD Ameritrade Holding Corp.
2.95%, 04/01/2022		25,000	24,928

			788,379

ELECTRIC (0.11%)
AES Corp.
5.50%, 03/15/2024		30,000	28,500
Arizona Public Service Co.
2.20%, 01/15/2020		20,000	19,918
Dominion Resources, Inc.
5.75%, 10/01/2054(f)		31,000	32,162
Dynegy, Inc.
7.38%, 11/01/2022		10,000	10,111
Electricite de France SA
2.35%, 10/13/2020(d)		98,000	97,036
3.63%, 10/13/2025(d)		18,000	17,976
4.95%, 10/13/2045(d)		39,000	38,833
Entergy Arkansas, Inc.
4.95%, 12/15/2044		25,000	24,536
Entergy Louisiana LLC
4.95%, 01/15/2045		23,000	23,189
Exelon Corp.
4.95%, 06/15/2035		16,000	16,283
5.10%, 06/15/2035		16,000	16,550
Exelon Generation Co. LLC
2.95%, 01/15/2020		26,000	26,131
FirstEnergy Corp., Series C
7.38%, 11/15/2031		74,000	88,595

See Notes to Financial Statements.

30	www.redmontfunds.com

Redmont Resolute Fund II	Schedule of Investments
October 31, 2015 (Unaudited)

Description	Principal Amount		Value (Note 2)

ELECTRIC (0.11%) (continued)
Georgia Power Co.
3.00%, 04/15/2016	$	22,000	$22,222
Hydro-Quebec
1.38%, 06/19/2017		95,000	95,635
Louisville Gas & Electric Co.
4.38%, 10/01/2045		4,000	4,161
NRG Energy, Inc.
6.25%, 07/15/2022		20,000	18,600
South Carolina Electric & Gas Co.
5.10%, 06/01/2065		20,000	21,224
Talen Energy Supply LLC
6.50%, 06/01/2025(d)		20,000	17,775
Terraform Global Operating LLC
9.75%, 08/15/2022(d)		10,000	9,000
The Southern Co.
1.30%, 08/15/2017		119,000	118,477
Trans-Allegheny Interstate Line Co.
3.85%, 06/01/2025(d)		20,000	20,104

			767,018

ELECTRICAL COMPONENTS & EQUIPMENT (0.01%)
Belden, Inc.
5.25%, 07/15/2024(d)		15,000	14,325
EnerSys
5.00%, 04/30/2023(d)		20,000	20,350
General Cable Corp.
5.75%, 10/01/2022		20,000	17,300

			51,975

ELECTRONICS (0.01%)
Corning, Inc.
1.50%, 05/08/2018		23,000	22,745
2.90%, 05/15/2022		23,000	22,400
Flextronics International, Ltd.
4.75%, 06/15/2025(d)		11,000	10,753

			55,898

ENERGY & ALTERNATE SOURCES (0.00%)(c)
TerraForm Power Operating LLC
5.88%, 02/01/2023(d)		25,000	23,188

ENGINEERING & CONSTRUCTION (0.00%)(c)
Weekley Homes LLC
6.00%, 02/01/2023		20,000	19,300

ENTERTAINMENT (0.01%)
International Game Technology
7.50%, 06/15/2019		25,000	26,938
Scientific Games International, Inc.
7.00%, 01/01/2022(d)		25,000	25,375

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	31

Redmont Resolute Fund II	Schedule of Investments
October 31, 2015 (Unaudited)

Description	Principal Amount		Value (Note 2)

ENTERTAINMENT (0.01%) (continued)
WMG Acquisition Corp.
6.00%, 01/15/2021(d)	$	25,000	$25,875

			78,188

FOOD (0.01%)
Dean Foods Co.
6.50%, 03/15/2023(d)		15,000	15,862
JBS USA LLC / JBS USA Finance, Inc.
5.88%, 07/15/2024(d)		25,000	24,563
SUPERVALU, Inc.
7.75%, 11/15/2022		15,000	14,831

			55,256

FOREST PRODUCTS & PAPER (0.05%)
Cascades, Inc.
5.75%, 07/15/2023(d)		30,000	28,875
Clearwater Paper Corp.
4.50%, 02/01/2023		10,000	9,600
Domtar Corp.
6.75%, 02/15/2044		46,000	46,505
Georgia-Pacific LLC
3.60%, 03/01/2025(d)		131,000	131,069
3.73%, 07/15/2023(d)		87,000	88,907
5.40%, 11/01/2020(d)		52,000	57,873
PH Glatfelter Co.
5.38%, 10/15/2020		10,000	10,150

			372,979

GAS (0.01%)
Dominion Gas Holdings LLC
4.80%, 11/01/2043		34,000	33,228

HAND & MACHINE TOOLS (0.01%)
Stanley Black & Decker, Inc.
5.75%, 12/15/2053(f)		83,000	88,188

HEALTHCARE - PRODUCTS (0.01%)
Danaher Corp.
3.35%, 09/15/2025		25,000	25,639
4.38%, 09/15/2045		14,000	14,612
Greatbatch, Ltd.
9.13%, 11/01/2023(d)		10,000	10,213
Sterigenics-Nordion Holdings LLC
6.50%, 05/15/2023(d)		20,000	20,175
Universal Hospital Services, Inc.
7.63%, 08/15/2020		15,000	14,381

			85,020

See Notes to Financial Statements.

32	www.redmontfunds.com

Redmont Resolute Fund II	Schedule of Investments
October 31, 2015 (Unaudited)

Description	Principal Amount		Value (Note 2)

HEALTHCARE - SERVICES (0.07%)
DaVita HealthCare Partners, Inc.
5.13%, 07/15/2024	$	30,000	$30,562
HCA, Inc.
5.38%, 02/01/2025		30,000	30,900
Laboratory Corp. of America Holdings
3.20%, 02/01/2022		10,000	9,890
3.60%, 02/01/2025		33,000	32,192
4.70%, 02/01/2045		17,000	15,704
Roche Holdings, Inc.
1.35%, 09/29/2017(d)		300,000	301,225
UnitedHealth Group, Inc.
1.40%, 12/15/2017		28,000	28,065
3.35%, 07/15/2022		21,000	21,785

			470,323

HOLDING COMPANIES - DIVERSIFIED (0.01%)
MUFG Americas Holdings Corp.
1.63%, 02/09/2018		18,000	17,970
Opal Acquisition, Inc.
8.88%, 12/15/2021(d)		20,000	17,850

			35,820

HOME BUILDERS (0.00%)(c)
Mattamy Group Corp.
6.50%, 11/15/2020(d)		10,000	9,894

HOUSEHOLD PRODUCTS & WARES (0.00%)(c)
Kimberly-Clark Corp.
1.85%, 03/01/2020		12,000	11,920

INSURANCE (0.08%)
ACE INA Holdings, Inc.
4.35%, 11/03/2045		18,000	18,324
Allied World Assurance Co. Holdings, Ltd.
4.35%, 10/29/2025		27,000	26,907
American International Group, Inc.
3.88%, 01/15/2035		86,000	80,925
Assurant, Inc.
6.75%, 02/15/2034		98,000	116,492
Massachusetts Mutual Life Insurance Co.
4.50%, 04/15/2065(d)		24,000	22,281
New York Life Global Funding
1.65%, 05/15/2017(d)		104,000	104,765
Pacific LifeCorp.
6.00%, 02/10/2020(d)		51,000	57,645
Prudential Financial, Inc.
5.38%, 05/15/2045(f)		13,000	13,081
5.63%, 06/15/2043(f)		81,000	84,969

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	33

Redmont Resolute Fund II	Schedule of Investments
October 31, 2015 (Unaudited)

Description	Principal Amount		Value (Note 2)

INSURANCE (0.08%) (continued)
XLIT, Ltd.
4.45%, 03/31/2025	$	19,000	$19,041
5.50%, 03/31/2045		43,000	41,096

			585,526

INTERNET (0.01%)
Cogent Communications Group, Inc.
5.38%, 03/01/2022(d)		25,000	24,750
Netflix, Inc.
5.88%, 02/15/2025(d)		25,000	26,563

			51,313

IRON & STEEL (0.01%)
AK Steel Corp.
8.75%, 12/01/2018		10,000	9,673
Allegheny Technologies, Inc.
5.95%, 01/15/2021		23,000	20,355
ArcelorMittal
7.00%, 02/25/2022		20,000	19,100
Steel Dynamics, Inc.
5.13%, 10/01/2021		20,000	19,950

			69,078

LEISURE TIME (0.00%)(c)
Viking Cruises, Ltd.
6.25%, 05/15/2025(d)		25,000	24,688

LODGING (0.02%)
Caesars Entertainment Resort Properties LLC
8.00%, 10/01/2020		25,000	24,937
Golden Nugget Escrow, Inc.
8.50%, 12/01/2021(d)		25,000	26,000
Interval Acquisition Corp.
5.63%, 04/15/2023(d)		25,000	25,750
MGM Resorts International
6.00%, 03/15/2023		25,000	25,563
Quapaw Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.50%, 07/01/2019(d)		25,000	26,000

			128,250

MACHINERY - DIVERSIFIED (0.04%)
ATS Automation Tooling Systems, Inc.
6.50%, 06/15/2023(d)		7,000	7,192
John Deere Capital Corp.
0.43%, 02/25/2016(f)		120,000	120,025
1.13%, 06/12/2017		81,000	81,045
1.55%, 12/15/2017		85,000	85,529

			293,791

See Notes to Financial Statements.

34	www.redmontfunds.com

Redmont Resolute Fund II	Schedule of Investments
October 31, 2015 (Unaudited)

Description	Principal Amount		Value (Note 2)

MEDIA (0.05%)
21st Century Fox America, Inc.
4.75%, 09/15/2044	$	11,000	$11,101
4.95%, 10/15/2045(d)		13,000	13,370
Cable One, Inc.
5.75%, 06/15/2022(d)		24,000	24,660
CCO Safari II LLC
3.58%, 07/23/2020(d)		41,000	41,324
6.38%, 10/23/2035(d)		18,000	18,599
6.48%, 10/23/2045(d)		19,000	19,751
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022		25,000	25,844
Expo Event Transco, Inc.
9.00%, 06/15/2021(d)		25,000	25,125
Lee Enterprises, Inc.
9.50%, 03/15/2022(d)		25,000	23,875
Sirius XM Radio, Inc.
5.38%, 04/15/2025(d)		25,000	25,656
The McClatchy Co.
9.00%, 12/15/2022		30,000	29,062
The Walt Disney Co.
1.50%, 09/17/2018		30,000	30,138
Time, Inc.
5.75%, 04/15/2022(d)		25,000	25,125
Viacom, Inc.
3.88%, 04/01/2024		12,000	11,404
4.85%, 12/15/2034		17,000	14,719
5.25%, 04/01/2044		34,000	29,681

			369,434

METAL FABRICATE & HARDWARE (0.01%)
Valmont Industries, Inc.
5.25%, 10/01/2054		60,000	52,609

MINING (0.02%)
Anglo American Capital PLC
4.88%, 05/14/2025(d)		16,000	12,820
FMG Resources August 2006 Pty., Ltd.
9.75%, 03/01/2022(d)		25,000	24,938
Freeport-McMoRan, Inc.
2.30%, 11/14/2017		24,000	22,650
Goldcorp, Inc.
5.45%, 06/09/2044		46,000	42,624
Kinross Gold Corp.
5.95%, 03/15/2024		25,000	20,568
Teck Resources, Ltd.
2.50%, 02/01/2018		29,000	24,976

			148,576

MISCELLANEOUS MANUFACTURING (0.03%)
General Electric Co.
2.70%, 10/09/2022		52,000	52,111

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	35

Redmont Resolute Fund II	Schedule of Investments
October 31, 2015 (Unaudited)

Description	Principal Amount		Value (Note 2)

MISCELLANEOUS MANUFACTURING (0.03%) (continued)
Ingersoll-Rand Global Holding Co., Ltd.
5.75%, 06/15/2043	$	84,000	$92,818
Ingersoll-Rand Luxembourg Finance SA
4.65%, 11/01/2044		14,000	13,400
Trinity Industries, Inc.
4.55%, 10/01/2024		27,000	25,722

			184,051

OIL & GAS (0.11%)
Anadarko Finance Co., Series B
7.50%, 05/01/2031		20,000	24,747
Anadarko Petroleum Corp.
6.45%, 09/15/2036		114,000	128,755
Baytex Energy Corp.
5.63%, 06/01/2024(d)		15,000	12,450
BP Capital Markets PLC
3.54%, 11/04/2024		22,000	22,353
4.74%, 03/11/2021		30,000	33,354
Carrizo Oil & Gas, Inc.
6.25%, 04/15/2023		14,000	13,387
Chevron Corp.
1.37%, 03/02/2018		40,000	40,126
1.96%, 03/03/2020		22,000	22,021
ConocoPhillips Co.
1.50%, 05/15/2018		16,000	15,993
EP Energy LLC / Everest Acquisition Finance, Inc.
6.38%, 06/15/2023		15,000	11,475
Exxon Mobil Corp.
1.31%, 03/06/2018		41,000	41,212
Halcon Resources Corp.
8.63%, 02/01/2020(d)		15,000	12,994
Hess Corp.
5.60%, 02/15/2041		25,000	24,584
7.88%, 10/01/2029		32,000	38,308
Hilcorp Energy I LP / Hilcorp Finance Co.
5.00%, 12/01/2024(d)		15,000	13,650
Marathon Oil Corp.
6.60%, 10/01/2037		28,000	28,796
MEG Energy Corp.
6.38%, 01/30/2023(d)		20,000	17,050
Murphy Oil USA, Inc.
6.00%, 08/15/2023		20,000	21,200
Newfield Exploration Co.
5.38%, 01/01/2026		10,000	9,550
Noble Energy, Inc.
3.90%, 11/15/2024		20,000	19,081
5.05%, 11/15/2044		69,000	63,213
Oasis Petroleum, Inc.
6.88%, 03/15/2022		20,000	17,200
Petroleos Mexicanos
5.50%, 06/27/2044		12,000	10,286

See Notes to Financial Statements.

36	www.redmontfunds.com

Redmont Resolute Fund II	Schedule of Investments
October 31, 2015 (Unaudited)

Description	Principal Amount		Value (Note 2)

OIL & GAS (0.11%) (continued)
Sanchez Energy Corp.
6.13%, 01/15/2023	$	20,000	$14,600
Shell International Finance BV
2.13%, 05/11/2020		30,000	30,096
SM Energy Co.
5.63%, 06/01/2025		5,000	4,575
Southwestern Energy Co.
3.30%, 01/23/2018		10,000	9,821
4.95%, 01/23/2025		35,000	30,601
Talisman Energy, Inc.
5.50%, 05/15/2042		63,000	46,167

			777,645

OIL & GAS SERVICES (0.01%)
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.
6.63%, 05/01/2021		35,000	31,675

PACKAGING & CONTAINERS (0.00%)(c)
Sealed Air Corp.
5.13%, 12/01/2024(d)		2,000	2,065

PHARMACEUTICALS (0.02%)
Actavis Funding SCS
4.75%, 03/15/2045		14,000	13,515
Baxalta, Inc.
3.60%, 06/23/2022(d)		29,000	29,401
4.00%, 06/23/2025(d)		16,000	16,126
Forest Laboratories LLC
4.88%, 02/15/2021(d)		65,000	70,410
Mylan, Inc.
5.40%, 11/29/2043		18,000	17,532
Valeant Pharmaceuticals International, Inc.
5.88%, 05/15/2023(d)		15,000	12,675

			159,659

PIPELINES (0.05%)
Columbia Pipeline Group, Inc.
2.45%, 06/01/2018(d)		8,000	8,017
4.50%, 06/01/2025(d)		29,000	27,972
El Paso Pipeline Partners Operating Co., LLC
6.50%, 04/01/2020		92,000	100,165
Energy Transfer Equity LP
7.50%, 10/15/2020		25,000	27,005
Energy Transfer Partners LP
4.90%, 03/15/2035		38,000	30,960
5.15%, 03/15/2045		15,000	12,024
Genesis Energy LP
5.63%, 06/15/2024		20,000	17,775
Kinder Morgan, Inc.
5.00%, 02/15/2021(d)		57,000	57,761

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	37

Redmont Resolute Fund II	Schedule of Investments
October 31, 2015 (Unaudited)

Description	Principal Amount		Value (Note 2)

PIPELINES (0.05%) (continued)
Tesoro Logistics LP
6.13%, 10/15/2021	$	20,000	$20,900
TransCanada Trust
5.63%, 05/20/2075(f)		16,000	15,390
Williams Partners LP
4.00%, 09/15/2025		15,000	12,796

			330,765

REAL ESTATE (0.02%)
American Campus Communities Operating Partnership LP
4.13%, 07/01/2024		40,000	40,036
Greystar Real Estate Partners LLC
8.25%, 12/01/2022(d)		25,000	26,437
Kennedy-Wilson, Inc.
5.88%, 04/01/2024		20,000	19,875
Prologis LP
3.75%, 11/01/2025		24,000	23,878

			110,226

REAL ESTATE INVESTMENT TRUSTS (0.03%)
Communications Sales & Leasing, Inc.
6.00%, 04/15/2023(d)		25,000	24,375
CTR Partnership LP
5.88%, 06/01/2021		9,000	9,275
DuPont Fabros Technology LP
5.63%, 06/15/2023		25,000	25,750
National Retail Properties, Inc.
4.00%, 11/15/2025		12,000	11,971
Omega Healthcare Investors, Inc.
4.50%, 04/01/2027(d)		43,000	41,120
4.95%, 04/01/2024		49,000	49,919
5.25%, 01/15/2026(d)		48,000	49,655

			212,065

RETAIL (0.03%)
AutoNation, Inc.
4.50%, 10/01/2025		20,000	20,531
Conn’s, Inc.
7.25%, 07/15/2022		10,000	9,600
Costco Wholesale Corp.
2.25%, 02/15/2022		42,000	41,377
CVS Pass-Through Trust
5.93%, 01/10/2034(d)		34,466	38,534
Dollar General Corp.
4.13%, 07/15/2017		59,000	60,541
Kohls Corp.
5.55%, 07/17/2045		21,000	20,375
PF Chang’s China Bistro, Inc.
10.25%, 06/30/2020(d)		15,000	14,025

			204,983

See Notes to Financial Statements.

38	www.redmontfunds.com

Redmont Resolute Fund II	Schedule of Investments
October 31, 2015 (Unaudited)

Description	Principal Amount	Value (Note 2)

SAVINGS & LOANS (0.05%)
Astoria Financial Corp.
5.00%, 06/19/2017	$97,000	$101,213
First Niagara Financial Group, Inc.
6.75%, 03/19/2020	166,000	187,379
7.25%, 12/15/2021	37,000	44,159

		332,751

SEMICONDUCTORS (0.01%)
Intel Corp.
1.35%, 12/15/2017	71,000	71,345
Micron Technology, Inc.
5.63%, 01/15/2026(d)	25,000	23,562

		94,907

SOFTWARE (0.03%)
Fidelity National Information Services, Inc.
5.00%, 10/15/2025	15,000	15,050
First Data Corp.
5.38%, 08/15/2023(d)	20,000	20,625
7.00%, 12/01/2023(d)	5,000	5,112
Infor US, Inc.
5.75%, 08/15/2020(d)	25,000	25,563
Microsoft Corp.
1.30%, 11/03/2018	29,000	28,998
4.45%, 11/03/2045	26,000	26,517
Oracle Corp.
2.80%, 07/08/2021	56,000	56,973
3.90%, 05/15/2035	22,000	21,010

		199,848

TELECOMMUNICATIONS (0.10%)
AT&T, Inc.
3.00%, 06/30/2022	74,000	72,711
4.35%, 06/15/2045	39,000	33,941
4.50%, 05/15/2035	51,000	47,901
4.75%, 05/15/2046	19,000	17,626
5.80%, 02/15/2019	18,000	20,037
CenturyLink, Inc.
5.63%, 04/01/2025	25,000	22,531
CISCO Systems, Inc.
2.13%, 03/01/2019	66,000	66,926
Frontier Communications Corp.
11.00%, 09/15/2025(d)	40,000	42,025
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	25,000	27,344
Intelsat Jackson Holdings SA
7.50%, 04/01/2021	25,000	22,687
Sprint Communications, Inc.
7.00%, 03/01/2020(d)	25,000	26,344
Sprint Corp.
7.63%, 02/15/2025	45,000	40,050

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	39

Redmont Resolute Fund II	Schedule of Investments
October 31, 2015 (Unaudited)

Description		Principal Amount	Value (Note 2)
TELECOMMUNICATIONS (0.10%) (continued)
T-Mobile USA, Inc.
6.50%, 01/15/2024		$ 40,000	$40,700
Verizon Communications, Inc.
4.40%, 11/01/2034		8,000	7,550
4.52%, 09/15/2048		80,000	72,248
4.67%, 03/15/2055		49,000	43,295
4.86%, 08/21/2046		88,000	84,673
6.40%, 09/15/2033		5,000	5,792

			694,381

TRANSPORTATION (0.01%)
Canadian Pacific Railway Co.
6.13%, 09/15/2115		31,000	33,562
Union Pacific Corp.
3.88%, 02/01/2055		23,000	20,331

			53,893

TRUCKING & LEASING (0.00%)(c)
Penske Truck Leasing Co. LP / PTL Finance Corp.
3.05%, 01/09/2020(d)		12,000	12,001
3.38%, 02/01/2022(d)		14,000	13,689

			25,690

TOTAL CORPORATE BONDS (Cost $13,241,420)			13,028,335

Description	Currency	Principal Amount	Value (Note 2)
FOREIGN GOVERNMENT BONDS (0.01%)
Mexico Government International Bond
4.75%, 03/08/2044	USD	89,000	84,772

TOTAL FOREIGN GOVERNMENT BONDS (Cost $90,964)			84,772

GOVERNMENT BONDS (0.19%)
Tennessee Valley Authority
1.75%, 10/15/2018		43,000	43,597

U.S. Treasury Bonds
2.00%, 08/15/2025		7,000	6,911
2.50%, 02/15/2045		66,000	60,222
3.00%, 05/15/2045		19,000	19,258
3.13%, 11/15/2041		79,000	82,919
3.13%, 08/15/2044		96,000	99,753
4.50%, 02/15/2036		50,000	65,067
5.25%, 11/15/2028		69,000	91,367

			425,497

See Notes to Financial Statements.

40	www.redmontfunds.com

Redmont Resolute Fund II	Schedule of Investments
October 31, 2015 (Unaudited)

Description	Currency	Principal Amount	Value (Note 2)
U.S. Treasury Inflation Indexed Notes
0.13%, 04/15/2018		$ 154,650	$154,838

U.S. Treasury Notes
1.38%, 03/31/2020		36,000	35,886
1.38%, 04/30/2020		41,000	40,847
1.38%, 09/30/2020		129,000	128,159
1.88%, 08/31/2022		80,000	80,004
2.00%, 07/31/2022		16,000	16,136
2.00%, 02/15/2025		207,000	204,712
2.13%, 05/15/2025		104,000	103,839
2.25%, 11/15/2024		97,000	98,086

			707,669

TOTAL GOVERNMENT BONDS (Cost $1,329,764)			1,331,601

Description		Principal Amount/ Shares	Value (Note 2)
SHORT TERM INVESTMENTS (7.91%)
MONEY MARKET FUNDS (7.36%)
Dreyfus Treasury Cash Management Fund, Institutional Class, 7-day yield, 0.010%		51,320,643	51,320,643

U.S. TREASURY BILLS (0.55%)
0.180%, 02/04/2016(g)		763,000	762,803
0.188%, 03/31/2016(a)(g)		3,065,000	3,062,781

			3,825,584

TOTAL SHORT TERM INVESTMENTS (Cost $55,145,863)			55,146,227

TOTAL INVESTMENTS (88.66%) (Cost $600,646,453)			$618,417,876

SEGREGATED CASH WITH BROKERS (15.38%)(h)			107,288,333

SECURITIES SOLD SHORT (-3.93%) (Proceeds $27,289,643)			(27,413,436)

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.11%)			(773,997)

NET ASSETS (100.00%)			$697,518,776

SCHEDULE OF SECURITIES SOLD SHORT

Description	Shares	Value (Note 2)
COMMON STOCKS (-3.92%)
APPAREL (-0.05%)
Deckers Outdoor Corp.	(2,580)	$ (143,603)
Under Armour, Inc., Class A	(2,065)	(196,340)

		(339,943)

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	41

Redmont Resolute Fund II	Schedule of Investments
October 31, 2015 (Unaudited)

Description	Shares	Value (Note 2)
AUTO MANUFACTURERS (-0.02%)
Tesla Motors, Inc.	(604)	$ (124,986)

AUTO PARTS & EQUIPMENT (-0.08%)
Autoliv, Inc.	(2,472)	(299,706)
Dorman Products, Inc.	(3,696)	(172,529)
Mobileye NV	(2,514)	(114,437)

		(586,672)

BANKS (-0.39%)
BancorpSouth, Inc.	(6,465)	(161,172)
Bank of Hawaii Corp.	(1,951)	(127,751)
Bank of the Ozarks, Inc.	(2,387)	(119,398)
Community Bank System, Inc.	(4,308)	(175,594)
Cullen/Frost Bankers, Inc.	(2,124)	(145,367)
CVB Financial Corp.	(10,855)	(189,420)
First Financial Bankshares, Inc.	(5,802)	(192,975)
Glacier Bancorp, Inc.	(5,852)	(160,111)
HDFC Bank, Ltd., ADR	(2,078)	(127,049)
Home BancShares, Inc.	(2,352)	(100,948)
MB Financial, Inc.	(3,601)	(116,096)
PacWest Bancorp	(3,353)	(151,019)
Texas Capital Bancshares, Inc.	(1,352)	(74,630)
Trustmark Corp.	(5,162)	(124,043)
UMB Financial Corp.	(2,124)	(104,246)
United Bankshares, Inc.	(6,296)	(249,007)
Valley National Bancorp	(20,880)	(219,240)
Westamerica Bancorporation	(4,345)	(192,092)

		(2,730,158)

BEVERAGES (-0.02%)
The Boston Beer Co., Inc., Class A	(504)	(110,673)

BIOTECHNOLOGY (-0.08%)
Achillion Pharmaceuticals, Inc.	(9,700)	(75,854)
Alexion Pharmaceuticals, Inc.	(379)	(66,704)
Illumina, Inc.	(801)	(114,767)
Intrexon Corp.	(2,178)	(73,181)
Kite Pharma, Inc.	(1,384)	(94,181)
The Medicines Co.	(3,674)	(125,798)

		(550,485)

BUILDING MATERIALS (-0.05%)
Fortune Brands Home & Security, Inc.	(3,217)	(168,346)
Trex Co., Inc.	(1,820)	(71,107)
USG Corp.	(4,912)	(115,776)

		(355,229)

CHEMICALS (-0.08%)
Axalta Coating Systems, Ltd.	(8,099)	(223,775)
International Flavors & Fragrances, Inc.	(1,460)	(169,448)
NewMarket Corp.	(441)	(173,639)

		(566,862)

COMMERCIAL SERVICES (-0.14%)
Aramark	(6,650)	(201,827)
Cimpress NV	(1,747)	(137,838)
Monro Muffler Brake, Inc.	(4,215)	(312,627)

See Notes to Financial Statements.

42	www.redmontfunds.com

Redmont Resolute Fund II	Schedule of Investments
October 31, 2015 (Unaudited)

Description	Shares	Value (Note 2)
COMMERCIAL SERVICES (-0.14%) (continued)
Nord Anglia Education, Inc.	(6,361)	$ (124,676)
Rollins, Inc.	(7,217)	(193,560)

		(970,528)

COMPUTERS (-0.22%)
3D Systems Corp.	(12,463)	(125,378)
Electronics for Imaging, Inc.	(5,037)	(233,918)
Infosys, Ltd., Sponsored ADR	(18,271)	(331,801)
Unisys Corp.	(13,156)	(176,291)
VeriFone Systems, Inc.	(8,724)	(262,941)
Wipro, Ltd., ADR	(30,797)	(381,267)

		(1,511,596)

COSMETICS & PERSONAL CARE (-0.03%)
Colgate-Palmolive Co.	(3,086)	(204,756)

DISTRIBUTION & WHOLESALE (-0.05%)
LKQ Corp.	(6,911)	(204,635)
WW Grainger, Inc.	(569)	(119,490)

		(324,125)

DIVERSIFIED FINANCIAL SERVICES (-0.12%)
Credit Acceptance Corp.	(407)	(76,960)
Eaton Vance Corp.	(5,631)	(203,335)
Financial Engines, Inc.	(5,492)	(176,623)
LPL Financial Holdings, Inc.	(5,401)	(230,082)
WisdomTree Investments, Inc.	(9,048)	(173,993)

		(860,993)

ELECTRIC (-0.03%)
Ormat Technologies, Inc.	(5,129)	(193,466)

ELECTRONICS (-0.11%)
Itron, Inc.	(10,328)	(379,347)
National Instruments Corp.	(13,608)	(414,636)

		(793,983)

ENTERTAINMENT (-0.04%)
DreamWorks Animation SKG, Inc., Class A	(6,519)	(131,945)
Regal Entertainment Group, Class A	(8,453)	(163,819)

		(295,764)

FOOD (-0.17%)
B&G Foods, Inc.	(6,802)	(246,845)
McCormick & Co., Inc.	(2,890)	(242,702)
Mondelez International, Inc., Class A	(5,776)	(266,620)
Snyder’s-Lance, Inc.	(1,243)	(44,176)
The Hain Celestial Group, Inc.	(3,514)	(175,173)
TreeHouse Foods, Inc.	(2,502)	(214,271)

		(1,189,787)

HEALTHCARE - PRODUCTS (-0.12%)
Henry Schein, Inc.	(1,045)	(158,537)
IDEXX Laboratories, Inc.	(2,772)	(190,215)
Sirona Dental Systems, Inc.	(1,539)	(167,951)
West Pharmaceutical Services, Inc.	(4,816)	(289,008)

		(805,711)

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	43

Redmont Resolute Fund II	Schedule of Investments
October 31, 2015 (Unaudited)

Description	Shares	Value (Note 2)
HOME FURNISHINGS (-0.03%)
Leggett & Platt, Inc.	(4,069)	$ (183,227)

HOUSEWARES (-0.05%)
The Clorox Co.	(1,337)	(163,034)
Tumi Holdings, Inc.	(11,581)	(185,643)

		(348,677)

INTERNET (-0.15%)
Cogent Communications Holdings, Inc.	(5,622)	(172,708)
FireEye, Inc.	(8,871)	(231,977)
HomeAway, Inc.	(4,895)	(154,486)
LinkedIn Corp., Class A	(715)	(172,222)
Netflix, Inc.	(836)	(90,606)
Wayfair, Inc., Class A	(5,915)	(250,027)

		(1,072,026)

IRON & STEEL (-0.02%)
Vale SA, Sponsored ADR	(31,948)	(139,293)

LEISURE TIME (-0.03%)
Qunar Cayman Islands, Ltd., ADR	(3,671)	(178,190)

MACHINERY - DIVERSIFIED (-0.08%)
CNH Industrial NV	(16,281)	(110,548)
Deere & Co.	(2,882)	(224,796)
Wabtec Corp.	(2,889)	(239,411)

		(574,755)

MEDIA (0.00%)(i)
Media General, Inc.	(431)	(6,405)

METAL FABRICATE & HARDWARE (-0.01%)
Sun Hydraulics Corp.	(3,140)	(91,971)

MINING (-0.01%)
Goldcorp, Inc.	(4,819)	(61,780)
Teck Resources, Ltd., Class B	(6,550)	(38,448)

		(100,228)

MISCELLANEOUS MANUFACTURING (-0.07%)
Proto Labs, Inc.	(5,868)	(380,481)
Raven Industries, Inc.	(4,650)	(84,677)

		(465,158)

OIL & GAS (-0.23%)
Cabot Oil & Gas Corp.	(8,476)	(184,014)
Chevron Corp.	(2,498)	(227,018)
Continental Resources, Inc.	(3,642)	(123,500)
CVR Energy, Inc.	(2,441)	(108,527)
Diamond Offshore Drilling, Inc.	(9,693)	(192,697)
Helmerich & Payne, Inc.	(2,256)	(126,945)
Hess Corp.	(2,705)	(152,048)
Matador Resources Co.	(6,242)	(160,482)
Noble Energy, Inc.	(6,078)	(217,835)
Oasis Petroleum, Inc.	(10,458)	(121,627)

		(1,614,693)

See Notes to Financial Statements.

44	www.redmontfunds.com

Redmont Resolute Fund II	Schedule of Investments
October 31, 2015 (Unaudited)

Description	Shares	Value (Note 2)
PHARMACEUTICALS (-0.04%)
Dexcom, Inc.	(1,828)	$ (152,309)
OPKO Health, Inc.	(12,109)	(114,430)

		(266,739)

PIPELINES (-0.02%)
Spectra Energy Corp.	(4,587)	(131,051)

REAL ESTATE INVESTMENT TRUSTS (-0.18%)
Equinix, Inc.	(1,107)	(328,425)
HCP, Inc.	(2,809)	(104,495)
Health Care REIT, Inc.	(1,414)	(91,726)
Iron Mountain, Inc.	(5,976)	(183,105)
Omega Healthcare Investors, Inc.	(1,996)	(68,902)
Plum Creek Timber Co., Inc.	(5,057)	(206,022)
Realty Income Corp.	(5,379)	(266,045)

		(1,248,720)

RETAIL (-0.34%)
Bob Evans Farms, Inc.	(5,056)	(218,773)
Buffalo Wild Wings, Inc.	(1,294)	(199,625)
CarMax, Inc.	(3,282)	(193,671)
Chipotle Mexican Grill, Inc.	(307)	(196,551)
Dollar Tree, Inc.	(2,447)	(160,254)
Kate Spade & Co.	(7,593)	(136,446)
lululemon athletica, Inc.	(2,759)	(135,660)
Nordstrom, Inc.	(1,848)	(120,508)
PriceSmart, Inc.	(2,584)	(222,172)
Texas Roadhouse, Inc.	(7,399)	(254,156)
The Cheesecake Factory, Inc.	(2,264)	(109,125)
The Wendy’s Co.	(27,322)	(250,269)
Tiffany & Co.	(2,031)	(167,436)

		(2,364,646)

SAVINGS & LOANS (-0.03%)
New York Community Bancorp, Inc.	(11,904)	(196,654)

SEMICONDUCTORS (-0.02%)
Ambarella, Inc.	(1,567)	(77,473)
Cirrus Logic, Inc.	(2,621)	(80,805)
InvenSense, Inc.	(848)	(10,108)

		(168,386)

SOFTWARE (-0.50%)
Acxiom Corp.	(8,943)	(197,819)
Aspen Technology, Inc.	(7,228)	(299,167)
athenahealth, Inc.	(1,938)	(295,448)
Blackbaud, Inc.	(4,856)	(304,423)
Cerner Corp.	(1,776)	(117,731)
Guidewire Software, Inc.	(3,612)	(210,327)
Medidata Solutions, Inc.	(6,585)	(283,155)
NetSuite, Inc.	(4,162)	(354,061)
Proofpoint, Inc.	(5,170)	(364,175)
Rackspace Hosting, Inc.	(8,398)	(217,088)
Synchronoss Technologies, Inc.	(3,178)	(111,802)
Veeva Systems, Inc., Class A	(9,168)	(232,592)
Verint Systems, Inc.	(4,146)	(197,267)

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	45

Redmont Resolute Fund II	Schedule of Investments
October 31, 2015 (Unaudited)

Description			Shares	Value (Note 2)
SOFTWARE (-0.50%) (continued)
Workday, Inc., Class A			(3,817)	$(301,428)

				(3,486,483)

STORAGE & WAREHOUSING (-0.02%)
Mobile Mini, Inc.			(4,119)	(141,035)

TELECOMMUNICATIONS (-0.21%)
Arista Networks, Inc.			(3,287)	(212,044)
CenturyLink, Inc.			(5,242)	(147,877)
Ciena Corp.			(4,362)	(105,299)
Finisar Corp.			(15,200)	(172,824)
Frontier Communications Corp.			(29,840)	(153,378)
Sprint Corp.			(58,073)	(274,685)
Telefonica SA, Sponsored ADR			(14,252)	(187,699)
Ubiquiti Networks, Inc.			(897)	(26,174)
ViaSat, Inc.			(2,798)	(184,556)

				(1,464,536)

TOYS, GAMES & HOBBIES (-0.03%)
Mattel, Inc.			(7,893)	(194,010)

TRANSPORTATION (-0.05%)
Heartland Express, Inc.			(6,978)	(131,396)
JB Hunt Transport Services, Inc.			(1,353)	(103,328)
Old Dominion Freight Line, Inc.			(959)	(59,400)
Ryder System, Inc.			(929)	(66,684)

				(360,808)

TOTAL COMMON STOCKS (Proceeds $27,187,438)				(27,313,408)

LIMITED PARTNERSHIPS (-0.01%)
PIPELINES (-0.01%)
EQT Midstream Partners LP			(1,351)	(100,028)

TOTAL LIMITED PARTNERSHIPS (Proceeds $102,204)				(100,028)

TOTAL SECURITIES SOLD SHORT (Proceeds $27,289,643)				$(27,413,436)

SCHEDULE OF WRITTEN OPTIONS

Description	Number of Contracts	Exercise Price	Maturity Date	Value (Note 2)

WRITTEN OPTIONS
Call Options
Anadarko Petroleum Corp.	(48)	$80.00	01/15/2016	$(3,648)
Diamondback Energy, Inc.	(32)	70.00	12/18/2015	(22,720)
Diamondback Energy, Inc.	(31)	60.00	12/18/2015	(46,500)
Diamondback Energy, Inc.	(21)	70.00	01/15/2016	(16,695)
EOG Resources, Inc.	(25)	85.00	01/15/2016	(13,600)
EOG Resources, Inc.	(36)	80.00	01/15/2016	(30,600)

See Notes to Financial Statements.

46	www.redmontfunds.com

Redmont Resolute Fund II	Schedule of Investments
October 31, 2015 (Unaudited)

Description	Number of Contracts	Exercise Price	Maturity Date	Value (Note 2)
WRITTEN OPTIONS (continued)
Call Options (continued)
Exxon Mobil Corp.	(17)	$ 70.00	01/15/2016	$(22,355)
Exxon Mobil Corp.	(70)	80.00	01/15/2016	(30,450)
Marathon Petroleum Corp.	(50)	55.00	01/15/2016	(8,500)
Occidental Petroleum Corp.	(46)	75.00	01/15/2016	(14,490)
Phillips 66	(18)	75.00	01/15/2016	(27,900)
Phillips 66	(46)	70.00	01/15/2016	(94,300)

TOTAL WRITTEN OPTIONS (Proceeds $193,730)				$(331,758)

(a)

Security position either entirely or partially held in a segregated account as collateral for securities sold short, written options, futures contracts, and total return swap contracts. Aggregate total market value of $24,009,977.

(b)	Non-income producing security.
(c)	Less than 0.005%.
(d)

Security exempt from registration under rule 144A of the securities act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the market value of those securities was $3,738,057, representing 0.54% of the Fund’s net assets.

(e)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(f)	The rate shown on floating or adjustable rate securities represents the coupon rate at period end.
(g)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(h)	Includes cash which is being held as collateral for securities sold short, written options, and total return swap contracts.
(i)	Less than (0.005)%.

FUTURES CONTRACTS

At October 31, 2015, the Fund had outstanding futures contracts:

Description	Position	Contracts	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation

Commodity Contracts
Corn Future	Long	8	12/15/2015	$152,896	$882
WTI Crude Future	Long	5	11/23/2015	232,950	16,773
Equity Contracts
Euro STOXX 50® Index Future	Long	157	12/21/2015	5,875,113	349,244
Mexican Bolsa Index Future	Long	92	12/21/2015	2,478,037	64,919
Russell 2000® E-Mini Future	Long	49	12/21/2015	5,675,670	71,059
Tokyo Price Index Future	Long	12	12/11/2015	1,549,847	55,486
Fixed Income Contracts
Australian 10 Year Bond Future	Long	2	12/16/2015	138,855	133
Australian 3 Year Bond Future	Long	2	12/16/2015	140,096	80
Euro-BTP Future	Long	17	12/09/2015	2,597,352	90,452
Euro-OAT Future	Long	8	12/09/2015	1,348,171	29,722
Long Gilt Future	Long	2	12/30/2015	363,045	674
Short Gilt Future	Long	2	12/30/2015	321,052	397
U.S. 5 Year Treasury Note Future	Short	23	01/04/2016	(2,754,779)	845
Foreign Currency Contracts
Euro FX Currency Future	Short	43	12/15/2015	(5,917,359)	110,170
Japanese Yen Currency Future	Short	135	12/15/2015	(13,986,000)	26,559
Swiss Franc Currency Future	Short	18	12/15/2015	(2,279,484)	38,306

				$(4,064,538)	$855,701

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	47

Redmont Resolute Fund II	Schedule of Investments
October 31, 2015 (Unaudited)

Description	Position	Contracts	Expiration Date	Underlying Face Amount at Value	Unrealized Depreciation

Commodity Contracts
Copper Future	Long	2	12/30/2015	$115,876	$(2,379)
Gold 100 Oz. Future	Long	1	12/30/2015	114,140	(2,509)
Live Cattle Future	Long	1	01/04/2016	56,690	(182)
Sugar No. 11 (World) Future	Long	3	03/01/2016	48,786	(132)
Equity Contracts
E-Mini S&P 500® Future	Short	79	12/21/2015	(8,191,115)	(470,040)
FTSE® 100 Index Future	Short	13	12/21/2015	(1,266,572)	(41,010)
SGX CNX Nifty Index Future	Long	237	11/27/2015	3,828,498	(73,341)
Fixed Income Contracts
Canadian 10 Year Bond Future	Long	4	12/21/2015	429,795	(10,318)
Canadian 5 Year Bond Future	Long	2	12/21/2015	188,865	(1,779)
Euro-BOBL Future	Short	9	12/09/2015	(1,280,851)	(8,031)
U.S. 10 Year Treasury Note Future	Short	46	12/22/2015	(5,873,602)	(14,840)
U.S. Treasury Long Bond Future	Short	4	12/22/2015	(625,752)	(4,290)
Foreign Currency Contracts
British Pound Currency Future	Short	37	12/15/2015	(3,566,319)	(15,152)

				$(16,021,561)	$(644,003)

TOTAL RETURN SWAP CONTRACTS*

Counterparty	Reference Obligation	Notional Amount	Rate Paid by the Fund	Termination Date	Unrealized Appreciation

Morgan Stanley	Impala Segregated Portfolio(a)	$61,353,798	1-Month LIBOR BBA	03/20/2019	$(113,094)
Morgan Stanley	Melchior Segregated Portfolio(b)	58,541,640	1-Month LIBOR BBA	03/20/2019	(45,996)
Morgan Stanley	WABR Cayman Company Limited(c)	111,704,401	1-Month LIBOR BBA	09/01/2020	(104,761)

		$231,599,839			$(263,851)

*

The Fund receives payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund makes payments on any negative return of such Reference Obligation plus the rate paid by the Fund.

(a)

European equity long/short strategy that employs a flexible, low-net strategy (0% to 50%), and long exposure will vary between 60% and 100%. The portfolio is primarily comprised of large and mid-cap stocks listed on European exchanges.

(b)

Global equity long/short strategy that uses a long-biased strategy that is focused on cyclical sectors. The strategy has a net exposure that ranges between 50% and 80%, and long exposure varies between 80% and 100%. The strategy is comprised of large cap stocks listed on exchanges of developed and emerging market countries.

(c)

Weiss Alpha Balanced Risk incorporates an absolute return oriented approach within a risk parity framework. Active absolute return strategies include fundamental long/short equity, credit relative value, discretionary macro, and equity market neutral strategies. The strategy also maintains a passive risk weighted allocation to equities and fixed income, but each of the three allocations is equally risk weighted subject to a 40% limit on the absolute return allocation. Gross equity long exposure will typically be 140% or less, and net equity exposure will vary between 5% and 35%.

Common Abbreviations:

AB - Aktiebolag is the Swedish equivalent of the term corporation.

ADR - American Depositary Receipt.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

AQR - AQR Capital Management LLC.

A/S - Aktieselskab is the Danish term for Joint Stock Company.

ASA - Allmennaksjeselskap is the Norwegian term for public limited company.

BBA - British Bankers Association.

BOBL - Bundesobligationen is the German word for a German government security issued with a 5 year maturity.

Bolsa - The Spanish term for stock exchange.

BTP - Bonds offered by the government of Italy.

BV - Besloten Vennootschap is the Dutch term for private limited liability company.

CNX Nifty - The National Stock Exchange of India’s benchmark stock market index for Indian equity market.

DB - Deutsche Bank.

ETF - Exchange Traded Fund.

See Notes to Financial Statements.

48	www.redmontfunds.com

Redmont Resolute Fund II	Schedule of Investments
October 31, 2015 (Unaudited)

FPA - First Pacific Advisors LLC.

FTSE - Financial Times and the London Stock Exchange.

FX - Foreign Exchange.

KGaA - Kommanditgesellschaft Auf Aktien is the German term for a partnership limited by shares.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

Ltd. - Limited.

MSCI - Morgan Stanley Capital International.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

OAT - Obligations Assimilables du Tresor is the French term for Long-term French government bonds.

OYJ - Osakeyhtio is the Finnish equivalent of a public limited company.

PIMCO - Pacific Investment Management Company.

PLC - Public Limited Company.

REIT - Real Estate Investment Trust.

RSP - Risparmio non voting shares.

S&P - Standard & Poor’s.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

SCS - Societe en Commandite Simple is the French term for limited partnership.

SE - SE Regulation. A European company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.

SGPS - Sociedade Gestora de Participacoes Sociais is the Portuguese term for holding company.

SGX - Singapore Exchange.

SpA - Societa per Azione.

SPDR - Standard & Poor’s Depositary Receipt.

STOXX 50 - A stock index representing 50 of the largest companies in Europe based on market capitalization.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	49

Redmont Funds	Statements of Assets and Liabilities
October 31, 2015 (Unaudited)

	Redmont Resolute	Redmont Resolute
	Fund I	Fund II

ASSETS
Investments, at value	$2,411,009	$618,417,876
Deposits with brokers for securities sold short and written options	5,701	26,594,187
Deposits with brokers for total return swap contracts	497,300	80,694,146
Foreign currency, at value (Cost $– and $14,646, respectively)	–	14,333
Receivable for investments sold	–	1,510,775
Variation margin receivable	350	81,423
Receivable due from adviser	7,645	–
Receivable for dividends	950	460,950
Other assets	7,752	7,214

Total assets	2,930,707	727,780,904

LIABILITIES
Securities sold short (Proceeds $– and $27,289,643, respectively)	–	27,413,436
Written options, at value (Premiums received $– and $193,730, respectively)	–	331,758
Unrealized depreciation on total return swap contracts	1,958	263,851
Investment advisory fees payable	–	374,965
Distributions and service fees payable	192	N/A
Payable for dividend expense on securities sold short	98	28,542
Payable for interest expense on total return swap contracts	144	20,173
Payable for investments purchased	–	1,641,326
Trustee fees and expenses payable	31	5,278
Chief compliance officer fee payable	47	8,178
Principal financial officer fees payable	13	1,681
Administration fees payable	6,110	86,243
Transfer agent fees payable	10,248	8,555
Professional fees payable	10,412	30,609
Custody fees payable	6,978	30,801
Accrued expenses and other liabilities	3,467	16,732

Total liabilities	39,698	30,262,128

NET ASSETS	$2,891,009	$697,518,776

NET ASSETS CONSIST OF
Paid-in capital (Note 6)	$2,719,766	$667,134,681
Accumulated net income/(loss)	(2,954)	6,876,976
Accumulated net realized gain on investments, securities sold short, written options, futures contracts, total return swap contracts, and foreign currency transactions	148,653	6,050,245
Net unrealized appreciation on investments, securities sold short, written options, futures contracts, total return swap contracts, and translation of assets and liabilities in foreign currency transactions	25,544	17,456,874

NET ASSETS	$2,891,009	$697,518,776

INVESTMENTS, AT COST	$2,386,069	$600,646,453

See Notes to Financial Statements.

50	www.redmontfunds.com

Redmont Funds	Statements of Assets and Liabilities
October 31, 2015 (Unaudited)

	Redmont Resolute	Redmont Resolute
	Fund I	Fund II

PRICING OF SHARES
Class A:
Net Asset Value, offering and redemption price per share(a)	$10.68	N/A
Net Assets	$463,888	N/A
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	43,424	N/A
Maximum offering price per share ((NAV/0.9450), based on maximum sales charge of 5.50% of the offering price)	$11.30	N/A
Class I:
Net Asset Value, offering and redemption price per share	$10.60	$11.17
Net Assets	$2,427,121	$697,518,776
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	229,073	62,426,960

(a)	Redemption price per share may be reduced for any applicable contingent deferred sales charge. For a description of a possible sales charge, please see the Fund’s Prospectus.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	51

Redmont Funds	Statements of Operations
For the Six Months Ended October 31, 2015 (Unaudited)

	Redmont Resolute Fund I	Redmont Resolute Fund II

INVESTMENT INCOME
Dividends	$16,740	$3,027,901
Interest	3	298,153
Foreign taxes withheld	(13)	(35,803)

Total investment income	16,730	3,290,251

EXPENSES
Investment advisory fees (Note 7)	22,535	5,111,804
Broker fees and charges on securities sold short	460	80,944
Administration fees	6,972	194,254
Transfer agency fees	23,746	20,085
Distribution and service fees
Class A	855	N/A
Professional fees	6,904	26,051
Custody fees	13,853	58,310
Reports to shareholders and printing fees	197	5,837
Trustee fees and expenses	45	9,720
Registration/filing fees	14,631	1,667
Chief compliance officer fees	116	24,314
Principal financial officer fees	27	5,000
Dividend expense on securities sold short	1,255	219,756
Other	1,953	11,580

Total expenses before waivers	93,549	5,769,322
Less fees waived/reimbursed by investment adviser (Note 7)
Class A	(9,552)	N/A
Class I	(57,326)	(4,546,532)

Total net expenses	26,671	1,222,790

NET INVESTMENT INCOME/(LOSS)	(9,941)	2,067,461

Net realized gain on investments	68,877	1,868,866
Net realized gain on securities sold short	4,646	435,840
Net realized gain on written options	–	76,814
Net realized loss on futures contracts	(7,988)	(1,720,894)
Net realized loss on total return swap contracts	(7,693)	(2,231,023)
Net realized gain/(loss) on foreign currency transactions	5	(7,569)
Net change in unrealized depreciation on investments	(133,371)	(13,309,955)
Net change in unrealized appreciation on securities sold short	9,909	1,442,622
Net change in unrealized depreciation on written options	–	(122,795)
Net change in unrealized appreciation on futures contracts	11,572	1,305,689
Net change in unrealized appreciation on total return swap contracts	6,721	1,490,940
Net change in unrealized depreciation on translation of assets and liabilities in foreign currency transactions	–	(1,881)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(47,322)	(10,773,346)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(57,263)	$(8,705,885)

See Notes to Financial Statements.

52	www.redmontfunds.com

Redmont Funds	Statements of Changes in Net Assets

	Redmont Resolute Fund I
	Six Months Ended October 31, 2015 (Unaudited)	For the Year Ended April 30, 2015
OPERATIONS
Net investment loss	$(9,941)	$(11,389)
Net realized gain on investments, securities sold short, futures contracts, total return swap contracts, and foreign currency transactions	57,847	207,151
Net realized gain distributions from other investment companies	–	13,702
Net change in unrealized depreciation on investments, securities sold short, futures contracts, and total return swap contracts.	(105,169)	(88,022)

Net increase/(decrease) in net assets resulting from operations	(57,263)	121,442

DISTRIBUTIONS (NOTE 4)

Net investment income

Class I	–	(2,014)

Net realized gains on investments

Class A	–	(19,271)
Class I	–	(62,548)

Net decrease in net assets from distributions	–	(83,833)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 6)
Shares sold
Class A	105,000	828,298
Class I	494,026	187,065
Dividends reinvested
Class A	–	19,271
Class I	–	64,562
Shares redeemed, net of redemption fees
Class A	(31,968)	(541,265)
Class I	(779,993)	(1,687,672)

Net decrease in net assets derived from beneficial interest transactions	(212,935)	(1,129,741)

Net decrease in Net Assets	(270,198)	(1,092,132)

NET ASSETS:
Beginning of period	3,161,207	4,253,339

End of period*	$2,891,009	$3,161,207

* Includes accumulated net investment income/(loss) of:	$(2,954)	$6,987

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	53

Redmont Funds	Statements of Changes in Net Assets

	Redmont Resolute Fund II
	Six Months Ended October 31, 2015 (Unaudited)	For the Year Ended April 30, 2015
OPERATIONS
Net investment income	$2,067,461	$11,793,052
Net realized gain/(loss) on investments, securities sold short, written options, futures contracts, total return swap contracts, and foreign currency transactions	(1,577,966)	19,405,734
Net realized gain distributions from other investment companies	–	3,191,369
Net change in unrealized depreciation on investments, securities sold short, written options, futures contracts, total return swap contracts, and translation of assets and liabilities in foreign currency transactions	(9,195,380)	(7,606,167)

Net increase/(decrease) in net assets resulting from operations	(8,705,885)	26,783,988

DISTRIBUTIONS (NOTE 4)

Net investment income

Class I	–	(14,088,339)

Net realized gains on investments

Class I	–	(4,443,526)

Net decrease in net assets from distributions	–	(18,531,865)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 6)
Shares sold
Class I	31,947,841	97,459,393
Dividends reinvested
Class I	–	18,500,507
Shares redeemed, net of redemption fees
Class I	(14,988,703)	(39,895,825)

Net increase in net assets derived from beneficial interest transactions	16,959,138	76,064,075

Net increase in Net Assets	8,253,253	84,316,198

NET ASSETS:
Beginning of period	689,265,523	604,949,325

End of period*	$697,518,776	$689,265,523

* Includes accumulated net investment income of:	$6,876,976	$4,809,515

See Notes to Financial Statements.

54	www.redmontfunds.com

Redmont Resolute Fund I	Financial Highlights
For a share outstanding throughout the periods presented

	Class A
	For the
	Six Months Ended		For the		For the		For the	For the
	October 31, 2015		Year Ended		Year Ended		Year Ended	Period Ended
	(Unaudited)		April 30, 2015		April 30, 2014		April 30, 2013	April 30, 2012(a)

NET ASSET VALUE, BEGINNING OF PERIOD	$10.91		$10.61		$10.63		$10.17	$10.00
INCOME/(LOSS) FROM OPERATIONS
Net investment loss(b)	(0.06)		(0.18)		(0.10)		(0.04)	(0.07)
Net realized and unrealized gain/(loss) on investments	(0.17)		0.39		0.17		0.52	0.24

Total from Investment Operations	(0.23)		0.21		0.07		0.48	0.17

LESS DISTRIBUTIONS
Net investment income	–		–		–		(0.03)	–
Net realized gain on investments	–		(0.23)		(0.09)		(0.00)(c)	–

Total Distributions	–		(0.23)		(0.09)		(0.03)	–

REDEMPTION FEES ADDED TO PAID IN CAPITAL	–		0.32		–		0.01	–

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.23)		0.30		(0.02)		0.46	0.17

NET ASSET VALUE, END OF PERIOD	$10.68		$10.91		$10.61		$10.63	$10.17

TOTAL RETURN(d)	(2.11)%		5.05%		0.70%		4.81%	1.70%

RATIOS/SUPPLEMENTAL DATA
Net assets, End of Period (000s)	$464		$401		$104		$21	$1
RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding reimbursement/waiver(e)	6.55%(f)	(g)	5.81%	(g)	5.38%	(g)	6.47%	689.76%	(f)
Operating expenses including reimbursement/waiver(e)	2.12%(f)	(g)	2.08%	(g)	2.08%	(g)	2.30%	2.30%	(f)
Net investment loss including reimbursement/waiver(e)	(1.07)%	(f)	(1.66)%		(0.99)%		(0.38)%	(2.21)%	(f)
PORTFOLIO TURNOVER RATE	16%	(h)	83%		91%		25%	13%	(h)

(a)	The Fund’s inception was December 30, 2011.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 per share.
(d)

Total investment return is calculated assuming a purchase of a common share at the opening of the first day and a sale at closing on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total returns would have been lower had certain expenses not been waived during the period. Total investment returns do not reflect brokerage commissions, if any, and are not annualized.

(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(f)	Annualized.
(g)

Dividend and interest expense on securities sold short totaled 0.11% (annualized), 0.11%, and 0.08% of average net assets for the six months ended October 31, 2015 and the years ended April 30, 2015 and 2014, respectively.

(h)	Not Annualized.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	55

Redmont Resolute Fund I	Financial Highlights
For a share outstanding throughout the periods presented

	Class I
	For the
	Six Months Ended		For the		For the		For the	For the
	October 31, 2015		Year Ended		Year Ended		Year Ended	Period Ended
	(Unaudited)		April 30, 2015		April 30, 2014		April 30, 2013	April 30, 2012(a)

NET ASSET VALUE, BEGINNING OF PERIOD	$10.80		$10.70		$10.65		$10.18	$10.00
INCOME/(LOSS) FROM OPERATIONS
Net investment loss(b)	(0.03)		(0.02)		(0.04)		(0.02)	(0.06)
Net realized and unrealized gain/(loss) on investments	(0.17)		0.36		0.18		0.52	0.24

Total from Investment Operations	(0.20)		0.34		0.14		0.50	0.18

LESS DISTRIBUTIONS
Net investment income	–		(0.01)		–		(0.03)	–
Net realized gain on investments	–		(0.23)		(0.09)		(0.00)(c)	–

Total Distributions	–		(0.24)		(0.09)		(0.03)	–

REDEMPTION FEES ADDED TO PAID IN CAPITAL	–		0.00(c)		–		–	–

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.20)		0.10		0.05		0.47	0.18

NET ASSET VALUE, END OF PERIOD	$10.60		$10.80		$10.70		$10.65	$10.18

TOTAL RETURN(d)	(1.85)%		3.16%		1.36%		4.96%	1.80%

RATIOS/SUPPLEMENTAL DATA
Net assets, End of Period (000s)	$2,427		$2,760		$4,149		$3,195	$951
RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding reimbursement/waiver(e)	6.17%(f)	(g)	5.38%	(g)	4.85%	(g)	5.87%	19.86%	(f)
Operating expenses including reimbursement/waiver(e)	1.72%(f)	(g)	1.66%	(g)	1.73%	(g)	1.90%	1.90%	(f)
Net investment loss including reimbursement/waiver(e)	(0.59)%	(f)	(0.19)%		(0.35)%		(0.23)%	(1.78)%	(f)
PORTFOLIO TURNOVER RATE	16%	(h)	83%		91%		25%	13%	(h)

(a)	The Fund’s inception was December 30, 2011.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 per share.
(d)

Total investment return is calculated assuming a purchase of a common share at the opening of the first day and a sale at closing on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total returns would have been lower had certain expenses not been waived during the period. Total investment returns do not reflect brokerage commissions, if any, and are not annualized.

(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(f)	Annualized.
(g)

Dividend and interest expense on securities sold short totaled 0.11% (annualized), 0.11%, and 0.08% of average net assets for the six months ended October 31, 2015 and the years ended April 30, 2015 and 2014, respectively.

(h)	Not Annualized.

See Notes to Financial Statements.

56	www.redmontfunds.com

Redmont Resolute Fund II	Financial Highlights
For a share outstanding throughout the periods presented

	Class I
	For the
	Six Months Ended		For the		For the		For the	For the
	October 31, 2015		Year Ended		Year Ended		Year Ended	Period Ended
	(Unaudited)		April 30, 2015		April 30, 2014		April 30, 2013	April 30, 2012(a)

NET ASSET VALUE, BEGINNING OF PERIOD	$11.32		$11.18		$11.05		$10.34	$10.00
INCOME/(LOSS) FROM OPERATIONS
Net investment income/(loss)(b)	0.03		0.20		0.13		0.11	(0.03)
Net realized and unrealized gain/(loss) on investments	(0.18)		0.26		0.19		0.68	0.37

Total from Investment Operations	(0.15)		0.46		0.32		0.79	0.34

LESS DISTRIBUTIONS
Net investment income	–		(0.24)		(0.11)		(0.08)	–
Net realized gain on investments	–		(0.08)		(0.08)		–	–

Total Distributions	–		(0.32)		(0.19)		(0.08)	–

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.15)		0.14		0.13		0.71	0.34

NET ASSET VALUE, END OF PERIOD	$11.17		$11.32		$11.18		$11.05	$10.34

TOTAL RETURN(c)	(1.33)%		4.16%		2.85%		7.65%	3.40%

RATIOS/SUPPLEMENTAL DATA
Net assets, End of Period (000s)	$697,519		$689,266		$604,949		$446,319	$78,498
RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding reimbursement/waiver(d)	1.69%(e)	(f)	1.68%	(f)	1.69%	(f)	1.32%	1.63%	(e)
Operating expenses including reimbursement/waiver(d)	0.36%(e)	(f)	0.33%	(f)	0.29%	(f)	0.22%	1.13%	(e)
Net investment income/(loss) including reimbursement/waiver(d)	0.61%	(e)	1.79%		1.19%		1.08%	(0.97)%	(e)
PORTFOLIO TURNOVER RATE	11%	(g)	54%		114%		51%	18%	(g)

(a)	The Fund’s inception was December 30, 2011.
(b)	Calculated using the average shares method.
(c)

Total investment return is calculated assuming a purchase of a common share at the opening of the first day and a sale at closing on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total returns would have been lower had certain expenses not been waived during the period. Total investment returns do not reflect brokerage commissions, if any, and are not annualized.

(d)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(e)	Annualized.
(f)

Dividend and interest expense on securities sold short totaled 0.09% (annualized), 0.10%, and 0.08% of average net assets for the six months ended October 31, 2015 and the years ended April 30, 2015 and 2014, respectively.

(g)	Not Annualized.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	57

Redmont Funds	Notes to Financial Statements
October 31, 2015 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of October 31, 2015, the Trust has 34 registered funds. This semi-annual report describes the Redmont Resolute Fund I and Redmont Resolute Fund II (each a “Fund” and collectively, the “Funds”). The Funds seek to provide long-term total return with reduced volatility and reduced correlation to the conventional stock and bond markets. The Redmont Resolute Fund I offers Class A and Class I shares and the Redmont Resolute Fund II offers Class I shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security. Short–term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value.

Futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over the counter market, and that are freely transferrable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing services or one or more dealers that make markets in such securities. Options contracts listed for trading on a securities exchange or board of trade are valued at the last quoted sales price or, in the absence of a sale at the mean of the last bid and asked price.

When such prices or quotations are not available, or when Highland Associates, Inc. (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

58	www.redmontfunds.com

Redmont Funds	Notes to Financial Statements
October 31, 2015 (Unaudited)

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2015:

Redmont Resolute Fund I
Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Exchange Traded Funds	$306,879	$–	$–	$306,879
Open-End Mutual Funds	1,615,563	–	–	1,615,563
Short Term Investments
Money Market Funds	483,570	–	–	483,570
U.S. Treasury Bills	–	4,997	–	4,997

Total	$2,406,012	$4,997	$–	$2,411,009

Other Financial Instruments

Assets:
Futures Contracts	$2,562	$–	$–	$2,562
Liabilities:
Total Return Swap Contracts	–	(1,958)	–	(1,958)

Total	$2,562	$(1,958)	$–	$604

Redmont Resolute Fund II
Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$96,205,089	$–	$–	$96,205,089
Exchange Traded Funds	911,201	–	–	911,201
Limited Partnerships	94,802	–	–	94,802
Open-End Mutual Funds	450,138,124	–	–	450,138,124
Preferred Stocks	150,973	–	–	150,973
Asset-Backed Securities	–	1,121,027	–	1,121,027
Contingent Convertible Securities	–	205,725	–	205,725
Corporate Bonds	–	13,028,335	–	13,028,335
Foreign Government Bonds	–	84,772	–	84,772
Government Bonds	–	1,331,601	–	1,331,601
Short Term Investments
Money Market Funds	51,320,643	–	–	51,320,643
U.S. Treasury Bills	–	3,825,584	–	3,825,584

Total	$598,820,832	$19,597,044	$–	$618,417,876

Other Financial Instruments

Assets:
Futures Contracts	$855,701	$–	$–	$855,701

Semi-Annual Report | October 31, 2015	59

Redmont Funds	Notes to Financial Statements
October 31, 2015 (Unaudited)

Liabilities:
Common Stocks Sold Short	(27,313,408)	–	–	(27,313,408)
Limited Partnerships	(100,028)	–	–	(100,028)
Written Options	(331,758)	–	–	(331,758)
Futures Contracts	(644,003)	–	–	(644,003)
Total Return Swap Contracts	–	(263,851)	–	(263,851)

Total	$(27,533,496)	$(263,851)	$–	$(27,797,347)

*	For detailed descriptions, see the accompanying Schedule of Investments.

The Funds recognize transfers between levels as of the end of the period. For the six months ended October 31, 2015, the Funds did not have any transfers between Level 1 and Level 2 securities. There were no Level 3 securities held during the period.

Trust Expenses: Some expenses of the Trust can be directly attributed to the Funds. Expenses which cannot be directly attributed to the Funds are apportioned among all funds in the Trust based on average net assets of each fund.

Fund and Class Expenses: Expenses that are specific to a Fund or class of shares of a Fund, including distribution fees (Rule 12b-1 fees) and shareholder servicing fees, are charged directly to that Fund or share class. Expenses that are common to all Funds generally are allocated among the Funds in proportion to their average daily net assets.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year so that the Funds will not be subject to excise tax on undistributed income and gains. The Funds are not subject to income taxes to the extent such distributions are made.

As of and during the six months ended October 31, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion its average daily net assets.

Short Sales: Each Fund may make short sales of securities consistent with its strategies. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline.

When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time that a Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent that a Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets determined to be liquid in accordance with procedures established by the Board and that is equal to the current market value of the securities sold short, or will ensure that such positions are covered by “offsetting” positions, until the Fund replaces the borrowed security. A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. Each Fund may engage in short selling to the extent permitted by the federal securities laws and rules and interpretations thereunder. To the extent a Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Fund will do so to the extent permitted by the laws and regulations of such jurisdiction.

60	www.redmontfunds.com

Redmont Funds	Notes to Financial Statements
October 31, 2015 (Unaudited)

Distributions to Shareholders: Each Fund normally pays dividends and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income each Fund receives from their investments, including distributions of short term capital gains. Capital gain distributions are derived from gains realized when each Fund sells a security it has owned for more than a year. Each Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for each Fund to avoid or reduce taxes.

3. DERIVATIVE INSTRUMENTS

Swap Contracts: Each Fund may enter into swap transactions for hedging purposes or to seek to increase total return. At the present time, the Funds primarily enter into swap transactions for the purpose of increasing total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract.

Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk that are not directly reflected in the amounts recognized in the Statements of Assets and Liabilities.

Each Fund invests in total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Swap agreements held at October 31, 2015 are disclosed in the Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Funds and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

The number of swap contracts held at October 31, 2015 is representative of the swap contract activity for the six months ended October 31, 2015.

Option Contracts: Each Fund may enter into options transactions for hedging purposes and for non-hedging purposes such as seeking to enhance return. Each Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the CFTC, foreign exchanges. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses which are recorded on the Statement of Operations.

Written option activity for the six months ended October 31, 2015 was as follows:

Redmont Resolute Fund II
		Written Call Options
	Contracts		Premiums
Outstanding, April 30, 2015	(181)		$72,275
Written	(649)		269,006
Covered	295		(103,354)
Exercised	38		(23,654)
Expired	57		(20,543)
Outstanding, October 31, 2015	(440)		$193,730

Semi-Annual Report | October 31, 2015	61

Redmont Funds	Notes to Financial Statements
October 31, 2015 (Unaudited)

Futures: Each Fund may enter into futures contracts for hedging purposes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Fund is required to deposit an initial margin with the broker in an amount equal to a certain percentage of the contract amount. The Fund receives from or pays to the broker, on a daily basis, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Fund as unrealized gains or losses. When the futures contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

A Fund’s potential losses from the use of futures extend beyond its initial investment in such contracts. The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The predominant risk is that the movement of a futures contract’s price may result in a loss, which could render a Fund’s hedging strategy unsuccessful. There is minimal counterparty credit risk since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Risk Exposure: The following tables disclose the amounts related to each Fund’s use of derivative instruments.

The effect of derivatives instruments on the Statements of Assets and Liabilities as of October 31, 2015:

Risk Exposure	Asset Derivatives Statements of Assets and Liabilities Location	Fair Value		Liability Derivatives Statements of Assets and Liabilities Location	Fair Value

Redmont Resolute Fund I
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on	$–		Unrealized depreciation on	$1,958
	total return swap contracts			total return swap contracts
Futures Contracts*	Unrealized appreciation on futures contracts	2,562	(a)	Unrealized depreciation on futures contracts	–

Total		$2,562			$1,958

	* Risk Exposure to Fund
	Foreign Currency Contracts	$2,562			$–

Risk Exposure	Asset Derivatives Statements of Assets and Liabilities Location	Fair Value		Liability Derivatives Statements of Assets and Liabilities Location	Fair Value

Redmont Resolute Fund II
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on	$–		Unrealized depreciation on	$263,851
	total return swap contracts			total return swap contracts
Equity Contracts (Written Options)	N/A	N/A		Written options, at value	331,758
Futures Contracts*	Unrealized appreciation on futures contracts	855,701	(a)	Unrealized depreciation on futures contracts	644,003(a)

Total		$855,701			$1,239,612

	* Risk Exposure to Fund
	Commodity Contracts	$17,655			$5,202
	Equity Contracts	540,708			584,391
	Fixed Income Contracts	122,303			39,258
	Foreign Currency Contracts	175,035			15,152

		$855,701			$644,003

(a)	Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. The value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable as of October 31, 2015.

62	www.redmontfunds.com

Redmont Funds	Notes to Financial Statements
October 31, 2015 (Unaudited)

The effect of derivatives instruments on the Statements of Operations for the six months ended October 31, 2015:

Risk Exposure	Statement of Operations Location	Realized Gain on Derivatives Recognized in Income	Change in Unrealized (Depreciation) on Derivatives Recognized in Income

Redmont Resolute Fund I
Equity Contracts (Total Return Swap Contracts)	Net realized loss on total return swap contracts/Net change in unrealized appreciation on total return swap contracts	$(7,693)	$6,721
Futures Contracts*	Net realized loss on futures contracts/Net change in unrealized appreciation on futures contracts	(7,988)	11,572

Total		$(15,681)	$18,293

	* Risk Exposure to Fund
	Foreign Currency Contracts	$(7,988)	$11,572

		$(7,988)	$11,572

Redmont Resolute Fund II
Equity Contracts (Total Return Swap Contracts)	Net realized loss on total return swap contracts/Net change in unrealized appreciation on total return swap contracts	$(2,231,023)	$1,490,940
Equity Contracts (Purchased Options)	Net realized gain on purchased options/Net change in unrealized appreciation/(depreciation) on purchased options	20,543	–
Equity Contracts (Written Options)	Net realized gain on written options/Net change in unrealized depreciation on written options	76,814	(122,795)
Futures Contracts*	Net realized loss on futures contracts/Net change in unrealized appreciation on futures contracts	(1,720,894)	1,305,689

Total		$(3,875,103)	$2,673,834

	*Risk Exposure to Fund
	Commodity Contracts	$–	$12,453
	Equity Contracts	(906,167)	187,067
	Fixed Income Contracts	(107,425)	112,573
	Foreign Currency Contracts	(707,302)	993,596

		$(1,720,894)	$1,305,689

Semi-Annual Report | October 31, 2015	63

Redmont Funds	Notes to Financial Statements
October 31, 2015 (Unaudited)

Volume of Derivative Instruments for the Funds during the six months ended October  31, 2015 was as follows:

Derivative Type	Unit of Measurement	Monthly Average

Redmont I
Equity Swap Contracts	Notional Quantity	1,339,469
Futures Contracts	Contracts	(1)

Derivative Type	Unit of Measurement	Monthly Average

Redmont II
Equity Swap Contracts	Notional Quantity	230,586,303
Futures Contracts	Contracts	159
Written Option Contracts	Contracts	(322)

Certain derivative contracts and repurchase agreements are executed under either standardized netting agreements or, for exchange-traded derivatives, the relevant contracts for a particular exchange which contain enforceable netting provisions. A derivative netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract.

The following table presents financial instruments that are subject to enforceable netting arrangements or other similar agreements as of October 31, 2015:

Redmont Resolute Fund I

Offsetting of Derivatives Liabilities

				Gross Amounts Not Offset in the Statement of Financial Position

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position	Financial Instruments Available for Offset(a)	Cash Collateral Pledged(a)	Net Payable Amount

Total Return Swap Contracts	$1,958		$1,958	$–	$1,958	$–

Total	$1,958		$1,958	$–	$1,958	$–

Redmont Resolute Fund II
Offsetting of Derivatives Liabilities

				Gross Amounts Not Offset in the Statement of Financial Position

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position	Financial Instruments Available for Offset(a)	Cash Collateral Pledged(a)	Net Payable Amount

Total Return Swap Contracts	$263,851		$263,851	$–	$(263,851)	$–

Total	$263,851		$263,851	$–	$(263,851)	$–

(a)	These amounts are limited to the derivative asset/liability balance and, accordingly, do not include excess collateral received/pledged.

64	www.redmontfunds.com

Redmont Funds	Notes to Financial Statements
October 31, 2015 (Unaudited)

4. TAX BASIS INFORMATION

Tax Basis of Investments: As of October 31, 2015, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes were as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Cost of Investments for Income Tax Purposes	Net Unrealized Appreciation

Redmont Resolute Fund I	$72,549	$(51,406)	$2,389,866	$21,143
Redmont Resolute Fund II	35,354,506	(19,255,783)	602,319,153	16,098,723

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Funds.

The tax character of distributions paid by the Funds for the fiscal year ended April 30, 2015, were as follows:

	Ordinary Income	Long-Term Capital Gains

Redmont Resolute Fund I	$20,460	$63,373
Redmont Resolute Fund II	14,088,339	4,443,526

The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of October 31, 2015.

5. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities and U.S. Government Obligations during the six months ended October 31, 2015 were as follows:

Fund	Purchases of Securities	Proceeds From Sales of Securities

Redmont Resolute Fund I	$371,188	$810,740
Redmont Resolute Fund II	89,374,378	57,542,213

Purchases and sales of U.S. Government Obligations during the six months ended October  31, 2015 were as follows:

Fund	Purchases of Securities	Proceeds From Sales of Securities

Redmont Resolute Fund I	$–	$–
Redmont Resolute Fund II	893,856	942,893

6. BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Funds of the Trust have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Purchasers of the shares do not have any obligation to make payments to the Trust or its creditors (other than the purchase price for the shares) or make contributions to the Trust or its creditors solely by reason of the purchasers’ ownership of the shares. Shares have no pre-emptive rights.

Semi-Annual Report | October 31, 2015	65

Redmont Funds	Notes to Financial Statements
October 31, 2015 (Unaudited)

Transactions in common shares were as follows:

Redmont Resolute Fund I

Class A:	For the Six Months Ended October 31, 2015 (Unaudited)	For the Year Ended April 30, 2015

Common Shares Outstanding - Beginning of Period	36,772	9,794
Common Shares Sold	9,635	76,910
Common Shares Issued as Reinvestment of Dividends	–	1,832
Common Shares Redeemed	(2,983)	(51,764)

Common Shares Outstanding - End of Period	43,424	36,772

Class I:	For the Six Months Ended October 31, 2015 (Unaudited)	For the Year Ended April 30, 2015

Common Shares Outstanding - Beginning of Period	255,492	387,727
Common Shares Sold	45,881	17,365
Common Shares Issued as Reinvestment of Dividends	–	6,068
Common Shares Redeemed	(72,300)	(155,668)

Common Shares Outstanding - End of Period	229,073	255,492

Redmont Resolute Fund II

Class I:	For the Six Months Ended October 31, 2015 (Unaudited)	For the Year Ended April 30, 2015

Common Shares Outstanding - Beginning of Period	60,903,896	54,134,098
Common Shares Sold	2,850,503	8,615,477
Common Shares Issued as Reinvestment of Dividends	–	1,660,728
Common Shares Redeemed	(1,327,439)	(3,506,407)

Common Shares Outstanding - End of Period	62,426,960	60,903,896

Shares redeemed within 30 days of purchase may incur a 2% short-term redemption fee deducted from the redemption amount. Redemption fees are reflected in the “Shares redeemed, net of redemption fees” in the Statements of Changes in Net Assets. For the six months ended October 31, 2015 and the year ended April 30, 2015, the Funds retained fees as follows:

Fund	For the Six Months Ended October 31, 2015 (Unaudited)	For the Year Ended April 30, 2015
Redmont Resolute Fund I	$–	$10,019
Redmont Resolute Fund II	–	–

7. MANAGEMENT AND RELATED PARTY TRANSACTIONS

Investment Advisory

The Adviser, subject to the authority of the Board, is responsible for the overall management and administration of the Funds’ business affairs. Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Adviser is entitled to an investment advisory fee, computed daily and payable monthly of 1.50% of the average daily net assets for each Fund.

The Adviser entered into an Investment Sub-Advisory Agreement with Robeco Investment Management, Inc. (“Robeco”) and with Pinebridge Investments LLC (“Pinebridge). The Investment Sub-Advisory Agreements are in accordance with the Funds’ investment objective, policies and limitations and investment guidelines established jointly by the Adviser and the Board. The Adviser determines the allocation of each Fund’s assets among Robeco, Pinebridge and other open-end investment companies. The Funds are not required to invest with any minimum number of

66	www.redmontfunds.com

Redmont Funds	Notes to Financial Statements
October 31, 2015 (Unaudited)

sub-advisers or open-end investment companies, and do not have minimum or maximum limitations with respect to allocations of assets to Robeco and Prinebridge (collectively the “Sub-Advisors”), investment strategy or market sector. Highland may change the allocation of each of the Fund’s assets among the available investment options, and may add or remove sub-advisers, at any time. The Sub-Advisors are responsible for the day-to-day management of its allocated portion of Fund assets. Highland has ultimate responsibility, subject to the oversight of the Board of the Funds, to oversee the Sub-Advisors, and to recommend their hiring, termination and replacement.

Pursuant to the each Investment Sub-Advisory Agreement, the Adviser pays the Sub-Advisors an annual sub-advisory management fee which is based on each Fund’s average quarterly market value of the assets managed by the Sub-Advisors. The Adviser is required to pay all fees due to Sub-Advisors out of the management fee the Adviser receives from each Fund. The following table reflects the Funds’ contractual sub-advisory fee rates.

Sub-Advisers	Average Daily Market Value of the Fund	Contractual Sub-Advisory Fee
	First $50 Million	0.55%
Pinebridge Investments LLC	Over $50 Million	0.50%
	First $50 Million	1.25%
Robeco Investment Management, Inc.	Over $50 Million	1.00%

The Adviser has agreed, with respect to Redmont Resolute Fund I’s Class A and Class I shares, to contractually to waive the portion of its 1.50% Management Fee in excess of the sum of 0.50% plus any sub-advisory fees paid by the Adviser to the Sub-Advisors, and/or reimburse the Fund (or class, as applicable) by the amount of such excess. In addition, after giving effect to the foregoing fee waiver and/or expense reimbursement, the Adviser has contractually agreed to limit the amount of the Fund’s total annual expenses (exclusive of Distribution and Service (Rule 12b-1) Fees, shareholder services fees, swap fees and expenses, acquired fund fees and expenses, sub-advisory fees, brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.40% of the average daily net assets. The agreement is in effect through August 31, 2017. Pursuant to this agreement, the Fund will reimburse the Adviser for any fee waivers and expense reimbursements made by the Adviser, provided that any such reimbursements made by the Fund to the Adviser will not cause the Fund’s expense limitation to exceed expense limitations in existence at the time the expense was incurred, or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years after the expenses were incurred.

The Adviser has agreed, with respect to the Redmont Resolute Fund II Class I shares, to waive the portion of its 1.50% Management Fee in excess of any sub-advisory fees paid by the Adviser to Sub-Advisors. This agreement is in effect through August 31, 2017.

For the six months ended October 31, 2015, the fee waivers and/or reimbursements were as follows:

	Fees Waived/Reimbursed By Adviser	Recoupment of Previously Waived Fees By Adviser
Redmont Resolute Fund I - Class A	$ (9,552)	$–
Redmont Resolute Fund I - Class I	(57,326)	–
Redmont Resolute Fund II - Class I	(4,546,532)	–

As of October 31, 2015, the balances of recoupable expenses for each Fund were  as follows:

	Expires 2016	Expires 2017	Expires 2018	Total
Redmont Resolute Fund I - Class A	$2,377	$801	$9,323	$12,501
Redmont Resolute Fund I - Class I	61,265	83,109	92,586	236,960

Administrator Fees and Expenses

ALPS Fund Services, Inc. (“ALPS”) serves as administrator to the Funds and the Funds have agreed to pay expenses incurred in connection with their administrative activities. Pursuant to an Administration Agreement, ALPS provides operational services to the Funds including, but not limited to, fund accounting and fund administration and generally assists in the Funds’ operations. Officers of the Trust are employees of ALPS. The Funds’ administration fee is accrued on a daily basis and paid monthly. Administration fees paid by the Funds for the year ended October 31, 2015 are disclosed in the Statements of Operations.

ALPS is reimbursed by the Fund for certain out-of-pocket expenses.

Semi-Annual Report | October 31, 2015	67

Redmont Funds	Notes to Financial Statements
October 31, 2015 (Unaudited)

Transfer Agent

ALPS serves as transfer, dividend paying and shareholder servicing agent for the Funds. ALPS receives an annual minimum fee, a fee based upon the number of shareholder accounts, and is also reimbursed by the Funds for certain out-of-pocket expenses.

Compliance Services

ALPS provides services that assist the Trust’s chief compliance officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act and receives an annual base fee. ALPS is reimbursed for certain out-of-pocket expenses by the Funds.

Principal Financial Officer

ALPS receives an annual fee for providing principal financial officer services to the Funds.

Distributor

ALPS Distributors, Inc. (“ADI” or the “Distributor”) (an affiliate of ALPS) acts as the distributor of the Funds’ shares pursuant to a Distribution Agreement with the Trust. Shares are sold on a continuous basis by ADI as agent for the Funds, and ADI has agreed to use its best efforts to solicit orders for the sale of Funds’ shares, although it is not obliged to sell any particular amount of shares. ADI is not entitled to any compensation for its services as Distributor. ADI is registered as a broker-dealer with the U.S. Securities and Exchange Commission.

The Redmont Resolute Fund I has adopted a Distribution and Services Plan (the “Plan”) pursuant to Rule 12b-1 of the 1940 Act for Class A shares. The Plan allows the Fund to use Class A assets to pay fees in connection with the distribution and marketing of Class A shares and/or the provision of shareholder services to Class A shareholders. The Plan permits payment for services in connection with the administration of plans or programs that use Class A shares of the Fund, if any, as their funding medium and for related expenses. The Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its Class A shares. Because these fees are paid out of the Fund’s Class A assets, if any, on an ongoing basis, over time they will increase the cost of an investment in Class A shares, if any, and Plan fees may cost an investor more than other types of sales charges.

The Redmont Resolute Fund I has adopted a shareholder services plan (“Shareholder Services Plan”) for Class A shares. Under the Shareholder Services Plan the Fund is authorized to pay banks and their affiliates and other institutions, including broker-dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% for Class A shares of the average daily net asset value of the Class A shares, respectively, attributable to or held in the name of a Participating Organizations for its clients as compensation for providing shareholder service activities, which do not include distribution services, pursuant to an agreement with a Participating Organizations. Shareholder Services plan fees are included with distribution and service fees on the Statements of Operations.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

9. RECENT ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2015-07, “Disclosures for Investments in Certain Entities that Calculate Net Asset Value Per Share (or its Equivalent).” This is an update to Accounting Standards Codification Topic 820, Fair Value Measurement. ASU 2015-07 removes the requirement to categorize within the fair value hierarchy investments for which fair value is measured at net asset value per share (or its equivalent) using the practical expedient. ASU 2015-17 is effective for annual reporting periods beginning on or after December 15, 2015, and interim periods within those annual periods, with retrospective application for all periods presented. The Funds are currently evaluating the impact ASU 2015-07 will have on the Funds’ financial statements and disclosures.

10. SUBSEQUENT EVENT

The Board, based upon the recommendation of the Adviser, has determined to close and liquidate the Redmont Resolute Fund I. The Board concluded that it would be in the best interests of the Redmont Resolute Fund I and its shareholders that the Redmont Resolute Fund I be closed and liquidated as a series of the Trust effective as of the close of business on January 29, 2016.

68	www.redmontfunds.com

Redmont Funds	Additional Information
October 31, 2015 (Unaudited)

1. FUND HOLDINGS

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Funds’ Form N-Q are available without charge on the SEC website at http:// www.sec.gov. You may also review and copy the Form N-Q at the SEC’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the SEC at 1-800-SEC-0330.

2. FUND PROXY VOTING POLICIES, PROCEDURES AND SUMMARIES

Fund policies and procedures used in determining how to vote proxies and information regarding how each of the Funds voted proxies relating to portfolio securities during the most recent prior 12-month period ending June 30 are available without charge, (1) upon request, by calling (toll-free) (866) 759-5679 and (2) on the SEC’s website at http://www.sec.gov.

Semi-Annual Report | October 31, 2015	69

SEAFARER
FUNDS

Seafarer Overseas Growth and Income Fund

Investor Class SFGIX
Institutional Class SIGIX

SEMI-ANNUAL REPORT

October 31, 2015

Seafarer Overseas Growth and Income Fund	Letter to Shareholders
October 31, 2015

LETTER TO SHAREHOLDERS

November 16, 2015

Dear Fellow Shareholders,

I am pleased to address you again on behalf of the Seafarer Overseas Growth and Income Fund. This report addresses the first half of the Fund’s fiscal year (May 1, 2015 to October 31, 2015).

During the semi-annual period, the Fund declined -12.77%, while the Fund’s benchmark, the MSCI Emerging Markets Total Return Index, fell -17.55%.1 By way of broader comparison, the S&P 500 Index rose 0.77%.

The Fund began the fiscal year with a net asset value of $12.66 per share. In June, the Fund paid a semi-annual distribution of $0.060 per share. That payment brought the cumulative distribution per share, as measured from the Fund’s inception,2 to $1.091. The Fund finished the semi-annual period with a value of $10.99 per share.3

Performance Review

Two main events impacted performance during the fiscal half-year: severe weakness among most emerging market currencies, precipitated by the downgrade in Brazil’s sovereign bond rating to “junk” status, and a sharp stock market correction in China.

In a portfolio review published in early 2015,4 I wrote that I expected weakness in emerging market currencies to continue, but to moderate:

Looking forward, Seafarer’s analysis and my instinct both suggest that most of the currency “pain” is in the past. Certainly, the [negative] conditions [that have caused currencies to decline versus the U.S. dollar] still exist, and consequently the [downward] trend may continue for some time. How long I do not know. Yet it is difficult to underestimate the magnitude of the adjustment that has already taken place.

My prediction was terribly wrong. Rather than moderate, the weakness in most currencies escalated. From May 1st to October 31st, the Brazilian Real fell 22% versus the U.S. dollar; the Malaysian Ringgit was off 17%; the Turkish Lira dropped 8%; the Mexican Peso was down 7%; and the Indonesian Rupiah declined 5%.5 Even the Renminbi, China’s currency – notoriously stable, and occasionally strong over the past decade – depreciated about 2% during the semi-annual period as the Chinese government materially altered the mechanism that sets the currency’s value versus the dollar.

The Brazilian Real’s decline was spurred by the downgrade of the country’s sovereign debt to a level equivalent to “junk.” For the past four years, the country has been saddled with poor economic and fiscal policy under the Rousseff administration. President Rousseff has signaled her willingness to revise policies and introduce greater fiscal discipline. However, her political support has deteriorated to such an extent that she can find no allies in the Brazilian legislature. The resulting gridlock, combined with the fiscal shortfall, led at least one major rating agency to move Brazil’s bonds into “junk status.”

While the Real suffered the most acute loss, many currencies were weak during the period. The overall impact on the Fund was pronounced: I estimate that just under half of the Fund’s drop during the six-month period was due to currency depreciation. The benchmark suffered as well, as over one third of the index’s losses were due to currency effects.

Apart from currencies, the other major source of weakness was China. The country’s stock markets collapsed from June to August, undermining both the index and the Fund. In the spring of 2015, I had some sense that China’s stock market might experience a correction (see the video China’s Emergence, In Context on the Seafarer website, from June 20156). I did not have definitive knowledge as to when the correction might occur – the aforementioned video was recorded only a week before the sell-off began in earnest – yet I had recognized conditions that appeared sufficiently extreme as to warrant caution.

Semi-Annual Report | October 31, 2015	1

Seafarer Overseas Growth and Income Fund	Letter to Shareholders
October 31, 2015

I thought the best precaution was to ensure that the Fund’s China-related holdings had “defensive valuations.” By “defensive,” I mean security valuations low enough as to be reasonably confident that such securities might avoid full participation in a market-wide sell-off; and also valuations that feature current yields that could prove attractive in the event of a decline (and thereby offer a second line of “defense” against a potential correction). At the same time, I believed it paramount to avoid Chinese stocks that had been caught up in the chaotic surge that characterized the second quarter. I thought such stock gains would prove unsustainable, as they appeared to be financed by retail investors reliant on excessive amounts of margin finance.

Unfortunately, my notion of “defensive” valuations proved faulty. The Fund held eight China-linked securities – seven stocks listed on the Hong Kong Stock Exchange, plus one bond – all denominated in Hong Kong dollars. All the stocks fell in unison with the sell-off in Chinese stocks that took place over the summer. The Fund’s holdings in China marginally outperformed the benchmark’s China holdings during the semi-annual period (17.6% decline for the Fund, versus 22.4% for the index). Nonetheless, that result was bitterly disappointing, particularly as China’s stock markets seemed devoid of any “defensive” haven – or at least I found none. The Fund’s China-related losses accounted for a bit more than one quarter of the Fund’s decline during the period.

The Fund’s outperformance versus the benchmark during the fiscal half-year was mainly due to security selection in China, where the Fund owned two small caps that avoided the brunt of the market’s losses (Texwinca, a textile company, and Pico Far East, a media firm); to security selection in Malaysia (Hartalega, a disposable glove maker); and to security selection in South Korea (Samsung Electronics, a technology giant that announced a share buyback).

Death of the Emerging Markets

The Seafarer Overseas Growth and Income Fund launched on February 15th, 2012. The intervening 45 months have been very problematic for the developing world. Between the Fund’s inception and October 31st of this year, the Fund’s benchmark index declined -10.64%, measured cumulatively. The S&P 500 rose 67.42% over the same period.

Over the past four years, the emerging markets have been beset by numerous challenges. Nearly all countries have suffered from decelerating economic growth; most have incurred severe currency weakness; several have experienced some form of credit or financial shock; and some have been shaken by political strife and instability. The poor performance of emerging market stocks in combination with such challenges has led a number of analysts to declare the “death” of the emerging markets as an asset class.7 Other analysts have questioned whether the asset class ever made sense in the first place: it seems little more than a haphazard collection of countries with weak governance and which are prone to boom-and-bust cycles. The fleeting gains that these markets produce are nearly always wrecked by episodic currency crises. Even long-term investors struggle to produce gains, and many understandably wonder whether “emerging markets” have any place in their portfolio whatsoever.

To be candid: though I established Seafarer based on the sincere belief that the developing world has much to offer long-term investors, the past four years have given me pause. The going has been rough. While the Fund has produced gains and outperformed its benchmark since inception, its performance has been choppy, well below that of the S&P, and by no means immune to the conditions described above. I still perceive the potential of these markets. However, I acknowledge that it is very fair to question whether these markets are “dead,” and it is necessary that I address this question directly.

An Incoherent Group

Before I provide a view on the future viability of the asset class, I would like to first summarize and respond to the main arguments regarding its demise. One of the most prevalent views today is that the asset class is outdated and nonsensical: it represents an overbroad range of countries that, after three decades of evolution, have little in common. The complaint recognizes that the markets have disparate scale, growth models, economic cycles, and political structures. Proponents of this argument question whether such dissimilar markets can ever perform in tandem, and thereby constitute a coherent asset class.

2	(855) 732-9220 | seafarerfunds.com

Seafarer Overseas Growth and Income Fund	Letter to Shareholders
October 31, 2015

I agree entirely with this view, with one important caveat: based on the same logic, the asset class never made sense in the first place. Lumping together China with Malaysia, India with South Korea, Poland with Russia was always a questionable proposition. There has never been much to unite these markets in the first place; yet careful observers could see even thirty years ago that some markets were clearly more important in terms of their potential scale and economic heft than others. Personally, I think the “emerging markets” were melded into one class some thirty years ago only because all were alien and small in the eyes of most Western investors. They formed a motley group of castoffs; but Modern Portfolio Theory (or “MPT,” an asset allocation framework developed by Dr. Harry Markowitz) demanded they be slotted somewhere. Thus an ill-formed asset class was born. Today, the economic structure and scale of a few of these markets (especially China) vastly eclipses the rest, making the differences within the class too large to ignore – ironically giving rise to the now prevalent, three-decade-late-dollar-short view that the asset class “doesn’t make sense.”

China-Plus

The recognition that China’s potential is unique among the emerging markets leads to the second common critique: the traditional notion of “emerging markets” is outdated, as it fails to recognize China’s prominence. A modern version would recast the asset class as “China-Plus.”8 The underlying idea is that China’s fortunes dominate the rest of the developing world to such great extent that all other countries should be relegated to an adjunct position (denoted as a “plus”) within a China-centric portfolio. Essentially, a long-term investment in the emerging markets must strive to get China “right” with a majority allocation (e.g., perhaps 75% or more of the portfolio); everything else worth owning in the developing world can be safely relegated to the remainder (e.g., 25%).

I have strong sympathies with this argument, too. For the majority of my career, I was an Asia specialist for this very reason. I have long believed that China’s scale and potential for sustainable growth distinguished it from the rest of the developing world. At every opportunity, I have derided the “BRIC” concept,9 as I believe catchy acronyms are a poor substitute for an investment strategy. However, the BRIC concept has one thing to recommend it: it elevates certain markets – including China – above the rest. BRIC reminds investors that some markets possess greater potential, and therefore should figure more prominently in portfolio construction (even as I question why Brazil and Russia made the list).

Why, then, do I not run a China-centric fund? There are two reasons. First: both my heart and my mind tell me that the 2.9 billion people that live in the developing world outside China cannot be “safely relegated” to the residual 25%. Growth, progress and wealth creation can occur anywhere, against the grain. Second: China’s rise is not a foregone conclusion. I believe that in order for China to reach its full potential – the sort of potential that would validate a “China-Plus” approach – the country must introduce economic reforms that would ultimately unseat the communist party. I do not believe there is any other way. This is the core, unspoken question that gnaws at the heart of any “China-Plus” strategy: will the party let go of China, so that the nation might emerge, and rise above the rest? I do not know, and no one does, except perhaps in the core of the central politburo. I can state sincerely that, at least so far, the party has not shied from such reforms, but the hardest work is yet to come.

Always Emerging, Never Emerged

This leads to a third objection against the asset class: do any of these emerging markets ever emerge, anyway? They seem trapped in a never-ending boom-bust cycle, from which none escape to attain development. There are many versions of this argument. One version is that the developing world is nothing more than a cluster of unstable economies highly dependent on commodity prices for growth. When commodity prices collapse, so too does the developing world.10 Another version rests on the idea that the developing world suffers from graft and poor governance, such that “success [leads] to arrogance and complacency – and the next downturn.”11 Effectively, the developing world is saddled with weak social and government institutions, and its economies lurch from one political crisis or corruption scandal to the next. A third version (and the most important, in my view) focuses on the currencies: perhaps the countries make some progress, and their securities markets might occasionally rise; but ultimately their currencies collapse versus the U.S. dollar, undermining any notion of wealth creation for the local citizen and the foreign investor alike.

Semi-Annual Report | October 31, 2015	3

Seafarer Overseas Growth and Income Fund	Letter to Shareholders
October 31, 2015

I think the first and second versions of this argument are largely hogwash. I do not disagree with the observation that resource industries are prominent in the developing world, or that most emerging market countries suffer from poor governance. I disagree with the timeframe implicit in such judgments: these views mistake cyclical downturns for structural failure. The analysts that advance such arguments are the impatient denizens of Wall Street, and they lack any sense of the time and effort required to produce progress in the real world. They fail to recognize that living standards have improved considerably (in some cases immensely) across most of the emerging markets during the past thirty years.

I completely concur with the third version of the argument, though. I think the emerging markets’ progress, as measured in U.S. dollar terms, has been interrupted by major currency crises with distressing regularity. During my education and career, I have lived through three such crises. I have come to believe that, unless a government holds absolute power such that it can ignore the will of its people, the very act of socio-economic development obliges a country to adopt fiscal and monetary policies that are inflationary relative to those of the U.S. dollar. This consigns most emerging market currencies to a state of routine “slippage” versus the dollar, sometimes punctuated by sharp crises. So far, the emerging markets appear unable to escape from this cycle, and they may never do so. I will return to this topic below.

Decouple or Bust

A fourth argument follows from the third: even if the developing world “emerges” (i.e., attains wealth and the many other characteristics of the developed world), do these markets ever “decouple?” Investors have declared the asset class as-good-as-dead because it has not performed according to their expectations. Those expectations rested on a tenuous assumption, namely that emerging market stocks would somehow both grow and behave in a counter-cyclical (non-correlated) manner relative to stocks in the developed world.

I think the notion of decoupling was always misplaced, or at least so poorly defined that it was bound to give rise to frustration. The notion of decoupling is too complicated for me to address properly in this letter. However, I can state one idea briefly: the notion of development-driven growth is incompatible with the notion of non-correlated returns. Simply put, the developing world has grown explicitly because it has coupled with the rest of the world, not the opposite.

Thirty years ago, nearly every corner of the developing world was poor, with isolated markets and broken economies. The progress that has followed since has occurred because selected countries adopted policies that promoted openness, competition, deregulation, and trade. The potential of the emerging markets was unlocked via integration; the growth that ensued occurred because the markets coupled with the rest of the world. To expect the emerging markets to offer differentiated performance during an acute crisis is to ignore what made them investable, and growth-oriented in the first place.

“Decoupled” (uncorrelated) markets still exist today – in financial parlance, they are mostly known as “frontier” markets – but they are the same small, poor and isolated economies that were prevalent in the emerging world thirty years ago. Only when they “couple” will they “emerge.” In so doing, their economies and financial markets will assuredly become more correlated with the rest of the world.

U.S. Multinationals Are All You Need

The fifth and final argument is an older one, and it has a chief proponent, the estimable Jack Bogle, founder and former CEO of Vanguard. Bogle believes the emerging market asset class is redundant. He argues that large, U.S.-based multinationals have expanded overseas, and that many derive significant revenues and profits from the developing world. Bogle suggests that indirect exposure is sufficient for most investors, not least because it can be achieved through U.S. companies that exhibit better transparency and governance than their emerging market counterparts.

4	(855) 732-9220 | seafarerfunds.com

Seafarer Overseas Growth and Income Fund	Letter to Shareholders
October 31, 2015

The last bit of that argument holds some truth, but it mostly smacks of “home market bias.” There is plenty of evidence that North America companies are not immune to accounting and governance scandals. By contrast, the former part of the argument cannot be dismissed. At the outset of my career, very few multinationals had a material presence in Asia (I worked there as a consultant). Companies gave lip service to the idea of international expansion, but few had material revenues or profits derived from the developing world.

Much is different today. U.S. companies have expanded into the emerging markets, and Bogle’s argument deserves attention. Still, my experience suggests that multinationals are present mostly in large, well-established sectors. Few operate in the nascent industries that drive much of the markets’ marginal growth. For example: domestic firms seem to control most service industries, presumably because they are closer to customers, and they know regulatory standards better. Bogle has made the same argument for decades. It now holds more truth than it once did. Yet his U.S.-centric prescription underestimates the breadth and depth of the emerging markets – and I do not believe it renders the asset class redundant, not by a long shot.

The Emerging Markets Are Dead; Long Live The Emerging Markets

Each of the preceding arguments is flawed, but each holds an element of critical truth. Obviously, I do not think the asset class is “dead.” Yet the traditional notion of the asset class is outmoded, and I recognize the need to develop a new definition that accounts for such truths. In my opinion, three criticisms of the asset class carry particular weight:

1.	the emerging markets have little in common, except that all suffer from weak domestic institutions and dysfunctional local markets;
2.	currencies pose a constant threat to economic development and investors’ returns; and
3.	traditional notions of the asset class belie China’s prominence.

I will address each item in turn.

Defined by Dysfunction

It may seem counterintuitive, but I believe the first item is an answer unto itself. Analysts point to little that unites the emerging markets, but nearly everyone decries the prevalence of flawed institutions and faulty local markets. I posit that this complaint is central to the very definition of the asset class. The only thing that unites these markets is their shortcomings, and therefore the definition should rest upon such flaws.

Traditionally, investors have used a wide range of measures to delineate what was, and was not, an “emerging market” (e.g., income per capita, growth rates, technology adoption). I propose that a revised definition concentrate on the status of local markets and social institutions – especially the presence (or absence) of well-formed capital markets. As an investor, I believe the depth, breadth and liquidity of capital markets influences the propensity for liquidity shocks and credit crunches. Liquidity and credit shocks tend to beget economic disruptions. For better or worse, I believe the frequency and severity of such disruptions are central to the very nature of what it means to be an “emerging market.”

This sounds awful: an emerging market is defined by its failings rather than its potential. Again, it may seem counterintuitive, but I believe that a developing country’s shortcomings are precisely what give rise to its raw potential for growth. Countries grow in a sustainable manner when they raise their productivity. A developing country that struggles with economic or financial shortcomings ironically has greater room to demonstrate progress, as it has the potential to grow from a low base. Obviously, economic instability and severe cycles are undesirable for everyone, especially for the residents of the developing world. Yet as an investor, one must recognize that the potential for an emerging market is not derived from its present state, flawed and cyclical as it may be. Rather, the potential is derived from the capacity to one day escape that state, address structural flaws, make economic progress, and move onward. The pace of change may seem glacial at times, but institutions do develop; capital markets do deepen, and grow more liquid; and economic shocks lessen in severity and frequency.

Semi-Annual Report | October 31, 2015	5

Seafarer Overseas Growth and Income Fund	Letter to Shareholders
October 31, 2015

All of this represents progress; it is manifest in growth and rising stock prices. Savvy investors can capitalize on the volatility and mispriced securities that inevitably accompany an economic shock – indeed, the exacerbated volatility is what gives long-term investors the chance to capture excess returns. More importantly, though, patient investors must embrace the idea that “emerging markets” are severely flawed by definition. It is precisely those flaws that produce the potential for growth and returns that make the securities worth owning in the first place.

The Currency Conundrum

As discussed above, the threat of currency loss poses a constant threat to the asset class. I do not believe that most economies can successfully “emerge” without adopting monetary and fiscal polices that are generally “looser” than those of the U.S. dollar. This means that most emerging market currencies have an embedded “inflationary” bias and will weaken versus the dollar over time. This condition may manifest itself in ordinary, modest depreciation; or it might manifest itself in extraordinary volatility and loss – a currency crisis.

Unfortunately, I do not know of a productive means to avoid currency risk. Instead, any serious emerging market investor must embrace currency risk and manage it. The cost of hedging all currencies, all the time, exceeds the benefit. Hedging costs are practical only if one can predict which currency will fall next, and to what extent – and such prediction is beyond the reach of most mortals (certainly, it is beyond me). There is one bit of happy news. I have estimated the long-term cost of currency risk (see the video Currency Risk, in Context on the Seafarer website12). Provided that a long-term investor owns a well-diversified basket of equities, the expected cost of currency risk is a small fraction of the expected benefit from owning emerging market equities.

Still, I do not know how currency risk can ever be resolved. The emerging markets are, by definition, stuck with weak institutions and poorly formed capital markets. However, in order to grow, these countries must invest in physical and social infrastructure at very large scale. Obviously, large-scale investment requires substantial capital, but stunted capital markets mean that the developing world faces a constant deficit. This makes the emerging markets structurally dependent on foreign borrowing, usually from U.S. dollar-based creditors. This sort of borrowing is so well known in academic circles that it has an analytical name: researchers call it “original sin.” As discussed above, the developing world is prone to follow “inflationary” currency policies. Unfortunately, dollar-based borrowing combined with weak currency policies mean that developing countries naturally veer toward currency weakness (or outright collapse). If pressed, I can imagine only one long-shot scenario that might arrest this depressing cycle: the emerging markets must discover a new currency that could act as an alternate source of long-term funding, and thereby move beyond the dollar.

China’s Prominence

This brings me directly to China, and its special role within the developing world. China casts an outsized shadow over the economic cycle of the emerging markets; indeed, China’s economy now impacts the global economic cycle. This is especially evident in markets for resources, commodities, and energy: when China is expanding, prices in these markets are firm; when China’s economy is soft, so too are prices. The vagaries of China’s domestic credit cycle and the ulterior motives of its large, state-owned enterprises create distortions in global markets.

Today, the idea that China dominates the fortunes of the emerging markets is incontrovertible. Yet only four years ago, this was not widely recognized. Certainly, everyone at that time recognized China’s impact on commodity prices. Yet it seemed to me that most analysts were firmly in the thrall of a resource super-cycle, in which China played only a marginal, swing-price role.13 Hindsight suggests that China’s role in underpinning the cycle was far greater than most understood; and accordingly, the up-cycle that emerging markets enjoyed between 2005 and 2011 was far more dependent on China than most believed. I would go so far as to say that, without China, much of the rest of the growth would not have happened.

China’s economic heft gives it great power, and the ability to influence the economic cycles of other nations. Whether China will use its power in an ethical fashion is open to serious debate. For now, I only wish to note that China’s power is tangible, the leadership is aware of it, and China will likely employ its power more directly in the future.

6	(855) 732-9220 | seafarerfunds.com

Seafarer Overseas Growth and Income Fund	Letter to Shareholders
October 31, 2015

One likely ramification is that China will promote use of its currency by encouraging its trading partners within the developing world to use the currency extensively for trade and capital investment. Within the next decade, I would not be surprised if China pushes its trading partners to pay for their imports from China exclusively in Renminbi. Likewise, China might offer discounted prices on its capital equipment (e.g., industrial machinery) and other exports, provided the trading partners pay in Renminbi. I expect that China’s banks would be happy to extend long-term Renminbi loans, or arrange “Panda” bond issues, in order to fund purchases of capital goods.14

Lastly, I would not be surprised if China made a firm request that commodity producers – oil, iron ore, copper, and perhaps gold – quote their output in Renminbi, not just U.S. dollars. I imagine that in order to foster a new double-quote standard, China will offer a Renminbi quote that stands at a reasonable premium over the dollar quote. Given the depressed state of most commodity markets, I imagine that the price premium will quickly overcome any concerns that producers have regarding the adoption of the Renminbi.

The Future of the Asset Class

So, what do I think of the future of the emerging markets asset class? In order for it to remain relevant, it must be redefined. I believe the new definition must encompass the following four characteristics:

1.

Global investors will define the emerging markets by their dysfunctions, rather than thematic overlays or spurious growth narratives. Investors will recognize that the formative and haphazard state of emerging markets may be what induces their volatility, but it also gives rise to their growth potential, and therefore it is the source of their return. The growth that draws investors to the asset class derives from the fact that these markets are emerging from a low base – they have much room to grow, but only because they are doing so from humble (and often problematic) beginnings. Personally, I believe the scope for such growth is still very compelling. In addition, investors drawn to active management will recognize that the markets’ heightened volatility induces mis-pricings with greater frequency, and therefore may generate the opportunity to produce excess returns.

2.

Currency risk will remain a central feature of the asset class. Investors will recognize that the very act of development, combined with the emerging markets’ structural capital deficit, naturally begets currency weakness versus the U.S dollar. Savvy investors will recognize that currency risk does not “come out in the wash,” but rather imposes a structural drag on returns. However, thoughtful investors will recognize that the expected cost of this drag does not outweigh the expected benefit from investing in the growth potential of the developing world. Accordingly, long-term investors will seek to actively manage currency risk – by hedging, if it ever becomes cost-effective (it is not so at present) – or by careful diversification otherwise.

3.

Short of a catastrophic event,[15] China will gain further prominence as a political and economic force within the developing world. Accordingly, China will comprise a much larger portion of all international benchmark indices in the next decade. I do not know whether China will occupy 75% or more of the emerging market asset class (today, the MSCI Emerging Market Index has a 28% weighting in China); but I am thoroughly convinced that China’s allocation will be a great deal larger than it is now. Critics question whether, in the interim, the economy will face a depression or outright collapse. Their concerns are relevant, and I do not dismiss the risk that China faces a financial or economic shock. At the same time, this concern ignores two simple truths: that China’s economy is already very large, and its underlying markets are making steady progress toward liberalization and deregulation. There is only one way I can interpret those two basic facts over the long term: in the coming decades, China’s economy will be much larger than it is today, regardless of whether or not it experiences a “hard landing” along the way. Investors that concur must seek means to gain greater exposure to China over the long-term.

Semi-Annual Report | October 31, 2015	7

Seafarer Overseas Growth and Income Fund	Letter to Shareholders
October 31, 2015

4.

As China continues to liberalize its economy, the country will simultaneously push for the internationalization of the Renminbi, first and foremost within the developing world. In so doing, China may inadvertently provide a means by which the emerging markets can avoid U.S. dollar-driven “original sin.” Emerging market companies are likely to discover that the rate cycles that govern the Renminbi are naturally synchronized with their own domestic cycles. Borrowers are likely to prefer the Renminbi as a funding currency if they perceive lower “slippage” costs versus the dollar. If China makes the Renminbi freely and easily traded around the world, there is an outside chance that the emerging markets will move beyond the dollar, and escape the currency risk that has shackled their progress in the past.

Announcements

I am pleased to report that Seafarer Capital Partners, the Fund’s adviser, continues to invest in its team and resources in order to better serve your Fund.

During the past six months, Seafarer introduced two new members to its team: Martin Fawzy and Kevin Jo. Martin is Seafarer’s dedicated compliance professional; he now occupies the role of Assistant Chief Compliance Officer. Kevin Jo joined as an Operations Analyst. He contributes to the firm’s trading and settlement functions. We welcome both Martin and Kevin to the firm.

Over the past six months, the Fund’s scale has grown considerably. At the end of the preceding fiscal year, on April 30, 2015, net assets totaled $183 million. Six months later, on October 31, net assets had risen to $700 million, representing approximately 283% growth. In conjunction with this growth in assets, Seafarer is pleased to deliver lower costs to the Fund’s shareholders. As of September 1, 2015, Seafarer reduced the contractual cap on expenses for the Investor share class from 1.25% to 1.15% (the Institutional class remains unchanged, at 1.05%). In addition, Seafarer has extended the contractual cap for twenty-four months (the prior cap was for twelve months), with the intent to renew the same obligation for the foreseeable future.

The Fund’s current scale may afford it additional economic benefits. Seafarer Capital Partners has imposed a contractual cap on expenses since the Fund’s inception. In order to implement the cap, through much of the Fund’s existence Seafarer waived all or part of its management fee, and during certain periods it directly subsidized the Fund. The cap ensured that, even if the Fund’s net assets were small, net expenses would not exceed the contractual commitment – regardless of the actual level of gross expenses, which might have been considerably higher than the limit imposed by the cap.

While no assurances can be made regarding the Fund’s future, at the Fund’s current size, we estimate that gross expenses will naturally fall below the current contractual cap. Seafarer has sought to implement an efficient cost structure for the Fund, particularly with respect to administrative and custodial costs. The Fund’s current scale should reveal a portion of those efficiencies. Seafarer’s goal is to reduce costs over time, and with scale. In the future, Seafarer believes that the Fund’s natural economies of scale will do more to lower costs sustainably than would revisions to the existing expense caps.

Thank you for entrusting us with your capital. We are, as always, honored to serve as your investment adviser in the emerging markets.

Sincerely,

Andrew Foster

Chief Investment Officer

Seafarer Capital Partners, LLC

The MSCI Emerging Markets Total Return Index, Standard (Large+Mid Cap) Core, Gross (dividends reinvested), USD is a free float-adjusted market capitalization index designed to measure equity market performance of emerging markets. Index code: GDUEEGF. It is not possible to invest directly in this or any index.

The S&P 500 Total Return Index is a stock market index based on the market capitalizations of 500 large companies with common stock listed on the NYSE or NASDAQ. It is not possible to invest directly in this or any index.

8	(855) 732-9220 | seafarerfunds.com

Seafarer Overseas Growth and Income Fund	Letter to Shareholders
October 31, 2015

The views of the author and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer’s current views. The views expressed are those of the author only, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the portfolios or any securities or any sectors mentioned herein. The subject matter contained herein has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither Seafarer Capital Partners, LLC, nor the Fund accepts any liability for losses either direct or consequential caused by the use of this information.

Information on the Seafarer website is provided for textual reference only, and is not incorporated by reference into this letter or report.

The Fund is subject to investment risks, including possible loss of the principal amount invested and therefore is not suitable for all investors. The Fund may not achieve its objectives.

Diversification does not ensure a profit or guarantee against loss.

[1]	References to the “Fund” pertain to the Fund’s Institutional share class (ticker: SIGIX). The Investor share class (ticker: SFGIX) declined -12.80% during the semi-annual period.
[2]	The Fund’s inception date is February 15, 2012.
[3]

The Fund’s Investor share class began the fiscal year with a net asset value of $12.64 per share; it paid a semi-annual distribution of $0.059 per share in June; and it finished the semi-annual period with a value of $10.97 per share.

[4]	The Portfolio Review for the fourth quarter of 2014 is available at: www.seafarerfunds.com/fund/portfolio-review/2014/12/Q4
[5]	Sources: Bloomberg and Seafarer.
[6]	The “China’s Emergence, In Context” video is available at www.seafarerfunds.com/video/2015/06/chinas-emergence-in-context
[7]	See, for instance, John Paul Smith as quoted in the article by James Kynge and Jonathan Wheatley, “Emerging Markets: Redrawing the World Map,” Financial Times, 3 August 2015.
[8]	Ajay Kapur, “The GEMs Inquirer – Emerging Markets: A Falling Knife,” Merrill Lynch, 29 July 2015.
[9]	“BRIC” is an acronym that refers to the four largest emerging market countries – Brazil, Russia, India, and China.
[10]

Ruchir Sharma, “The Emerging Market Comedown,” The Wall Street Journal, 21 January 2014. Mr. Sharma comments that “many emerging markets rely heavily on commodities for the bulk of their exports, and they grow at catch-up speeds—at a rate faster than the world’s leading economy—only when commodity prices are rising.”

[11]	Ruchir Sharma, “The Ever-Emerging Markets,” Foreign Affairs, January / February 2014.
[12]	The “Currency Risk, In Context” video is available at www.seafarerfunds.com/video/2015/03/currency-risk-in-context
[13]	See, for instance, Jeremy Grantham, “Time to Wake Up: Days of Abundant Resources and Falling Prices Are Over Forever,” GMO, April 2011.
[14]	A “Panda bond” is a Renminbi-denominated bond issued by a company of non-Chinese origin, usually sold within China.
[15]	By “catastrophic event,” I am primarily imagining a scenario in which China went to war with another global power.

Semi-Annual Report | October 31, 2015	9

Seafarer Overseas Growth and Income Fund	Portfolio Review
October 31, 2015

Seafarer Overseas Growth and Income Fund Performance

			Since	Net
Total Return			Inception* -	Expense
(As of October 31, 2015)	1 Year	3 Years	Annualized	Ratio**
Investor Class (SFGIX)	-4.03%	3.36%	5.14%	1.15%
Institutional Class (SIGIX)	-3.92%	3.52%	5.27%	1.05%
MSCI Emerging Markets Total Return Index^	-14.22%	-2.53%	-2.99%

Gross expense ratio: 1.25% for Investor Class; 1.15% for Institutional Class. Ratios as of the Prospectus dated August 31, 2015**

All performance is in U.S. dollars with gross (pre-tax) dividends and/or distributions reinvested. The performance data quoted represents past performance and does not guarantee future results. Future returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Shares of the Fund redeemed or exchanged within 90 days of purchase are subject to a 2% redemption fee. Performance does not reflect this fee, which if deducted would reduce an individual’s return. To obtain the Fund’s most recent month-end performance, visit seafarerfunds.com or call (855) 732-9220.

*	Inception Date: February 15, 2012.
**

Seafarer Capital Partners, LLC has agreed contractually to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements (excluding brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.15% and 1.05% of the Fund’s average daily net assets for the Investor and Institutional share classes, respectively. This agreement is in effect through August 31, 2017.

^

The MSCI Emerging Markets Total Return Index, Standard (Large+Mid Cap) Core, Gross (dividends reinvested), USD is a free float-adjusted market capitalization index designed to measure equity market performance of emerging markets. Index code: GDUEEGF. The index is not actively managed and does not reflect any deductions for fees, expense or taxes. An investor may not invest directly in an index.

10	(855) 732-9220 | seafarerfunds.com

Seafarer Overseas Growth and Income Fund	Portfolio Review
October 31, 2015

Performance of a $10,000 Investment Since Inception

* Inception Date: February 15, 2012.

The chart shown above represents historical performance of a hypothetical investment of $10,000 in the Fund’s Investor Class shares for the period from inception to October 31, 2015. All returns reflect reinvested dividends and/or distributions, but do not reflect the deduction of taxes that an investor would pay on distributions or redemptions.

The Fund also offers Institutional Class shares, performance for which is not reflected in the chart above. The performance of Institutional Class shares may be higher or lower than the performance of the Investor Class shares shown above based upon differences in fees paid by shareholders investing in the Investor Class shares and Institutional Class shares.

Investment Objective

The Fund seeks to provide long-term capital appreciation along with some current income. The Fund seeks to mitigate adverse volatility in returns as a secondary objective.

Strategy

The Fund invests primarily in the securities of companies located in developing countries. The Fund invests in several asset classes including dividend-paying common stocks, preferred stocks, convertible bonds, and fixed-income securities.

The Fund seeks to offer investors a relatively stable means of participating in a portion of developing countries’ growth prospects, while providing some downside protection compared to a portfolio that invests only in the common stocks of those countries.

Semi-Annual Report | October 31, 2015	11

Seafarer Overseas Growth and Income Fund	Portfolio Review
October 31, 2015

Fund Characteristics

Inception Date	February 15, 2012
Net Assets	$700.1M
Portfolio Turnover[1]	0%

	Investor Class	Institutional Class
Ticker	SFGIX	SIGIX
NAV	$10.97	$10.99
30-Day SEC Yield	2.22%	2.32%
Fund Distribution Yield	1.63%	1.73%
Net Expense Ratio	1.15%	1.05%
Redemption Fee (within 90 calendar days)	2.00%	2.00%
Minimum Initial Investment	$2,500	$100,000
Minimum Initial Investment - Automatic Investment Plan	$1,500	$100,000
Minimum Initial Investment - Retirement Account	$1,000	$100,000

Underlying Portfolio Holdings

Number of Holdings	45
% of Net Assets in Top 10 Holdings	38%
Weighted Average Market Cap	$23.0B
Market Cap of Portfolio Median Dollar	$3.7B
Gross Portfolio Yield[2]	3.6%
Price / Book Value[2]	1.6
Price / Earnings[2,3]	12.5
Earnings Per Share Growth[2,3]	11%

[1]	For the six months ended October 31, 2015. Portfolio Turnover is for a period less than one year and is not annualized.
[2]	Calculated as a harmonic average of the underlying portfolio holdings.
[3]	Based on consensus earnings estimates for next year. Excludes securities for which consensus earnings estimates are not available.

30-Day SEC Yield: a standard yield calculation developed by the Securities and Exchange Commission (SEC). It represents net investment income earned by the Fund over a 30-day period, expressed as an annual percentage rate based on the Fund’s share price at the end of the 30-day period. The 30-Day Yield should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate.

Fund Distribution Yield: a measure of the sum of the Fund’s income distributions during the trailing 380 days divided by the previous month’s NAV (adjusted upward for any capital gains distributed over the same time period).

Gross Portfolio Yield: gross yield for the underlying portfolio, estimated based on the dividend yield for common and preferred stocks and yield to maturity for bonds. This measure of yield does not account for offsetting Fund expenses and other costs, and consequently it should not be construed as the yield that an investor in the Fund would receive.

Price / Book Value: the value of a company’s common shares, divided by the company’s book value.

Price / Earnings: the market price of a company’s common shares divided by the earnings per common share as forecast for next year.

Earnings Per Share (EPS) Growth: forecast growth rate of earnings per common share next year, expressed as a percentage.

Past performance does not guarantee future results.

Sources: ALPS Fund Services, Inc., Bloomberg, Seafarer.

12	(855) 732-9220 | seafarerfunds.com

Seafarer Overseas Growth and Income Fund	Portfolio Review
October 31, 2015

Top 10 Holdings

Holding	Sector	Country	Issuer Mkt Cap ($B)	Yield[1]	Price / Book	Price / Earnings[2]	EPS Growth[2]
Samsung Electronics Co. Ltd., Pfd.	Information Technology	South Korea	$177.1	1.9%	0.9	8	3%
Bank Pekao SA	Financials	Poland	$10.2	6.7%	1.8	15	4%
Banco Bradesco SA	Financials	Brazil	$29.2	5.3%	1.2	6	0%
Infosys, Ltd. ADR	Information Technology	India	$42.0	1.9%	4.7	19	9%
Singapore Telecommunications Ltd.	Telecom. Services	Singapore	$45.2	4.4%	2.5	15	7%
Hang Lung Properties, Ltd.	Financials	China / Hong Kong	$11.2	3.9%	0.7	14	-3%
Astra International Tbk PT	Consumer Discretionary	Indonesia	$17.2	3.7%	2.4	12	10%
Sanlam, Ltd.	Financials	South Africa	$9.9	3.6%	3.0	13	13%
Texwinca Holdings, Ltd.	Consumer Discretionary	China / Hong Kong	$1.3	7.4%	1.7	10	13%
Valid Solucoes	Industrials	Brazil	$0.8	1.7%	3.9	14	26%

Cumulative Weight of Top 10 Holdings:	38%
Total Number of Holdings:	45

[1]	Yield = dividend yield for common and preferred stocks and yield to maturity for bonds.
[2]	Based on consensus earnings estimates for next year.

Portfolio holdings are subject to change and may not reflect the current or future position of the portfolio.

Sources: ALPS Fund Services, Inc., Bloomberg, Seafarer.

Semi-Annual Report | October 31, 2015	13

Seafarer Overseas Growth and Income Fund	Portfolio Review
October 31, 2015

Portfolio Composition

Region/Country	% Net Assets
East & South Asia	53
China / Hong Kong	18
India	8
Indonesia	4
Japan	2
Malaysia	1
Singapore	7
South Korea	9
Taiwan	3
Vietnam	2
Eastern Europe	13
Poland	8
Turkey	5
Latin America	22
Brazil	15
Mexico	8
Middle East & Africa	4
South Africa	4
Cash and Other Assets, Less Liabilities	8
Total	100

Asset Class	% Net Assets
Common Stock	71
Preferred Stock	11
ADR	5
Foreign Currency Government Bond	2
Foreign Currency Convertible Bond	2
Foreign Currency Corporate Bond	1
USD Convertible Bond	0
Cash and Other Assets, Less Liabilities	8
Total	100

Market Capitalization of Issuer	% Net Assets
Large Cap (over $10 billion)	37
Mid Cap ($1 - $10 billion)	39
Small Cap (under $1 billion)	14
Not Applicable	2
Cash and Other Assets, Less Liabilities	8
Total	100

Sector	% Net Assets
Consumer Discretionary	14
Consumer Staples	4
Energy	–
Financials*	22
Government	2
Health Care	10
Industrials	8
Information Technology	20
Materials	4
Telecommunication Services	5
Utilities	2
Cash and Other Assets, Less Liabilities	8
Total	100

*

The Fund’s holdings in the Financials sector include property-related stocks, which are classified within the “Financials sector” according to the Global Industry Classification Standard (GICS) methodology utilized herein. Property-related holdings comprised 4% of the Fund’s net assets as of October 31, 2015.

Due to rounding, percentage values may not sum to 100%. Values less than 0.5% may be rounded to 0%.

14	(855) 732-9220 | seafarerfunds.com

Seafarer Overseas Growth and Income Fund	Portfolio Review
October 31, 2015

Top 5 Performance Contributors and Detractors

For the six months ended October 31, 2015

Contributors	% Net Assets[1]
Infosys, Ltd. ADR	4.1
Bao Viet Holdings	1.0
Samsung Electronics Co. Ltd., Pfd.	4.9
Iochpe-Maxion SA	1.2
Grupo Herdez SAB de CV	1.8

Detractors	% Net Assets[1]
Valid Solucoes	2.8
Sanlam, Ltd.	3.4
Cia Vale do Rio Doce, Pfd.	1.7
Hang Lung Properties, Ltd.	4.0
Banco Bradesco SA	4.1

[1]	As of end of period.

Source: Bloomberg.

Semi-Annual Report | October 31, 2015	15

Seafarer Overseas Growth and Income Fund	Disclosure of Fund Expenses
October 31, 2015

As a shareholder of the Fund you will incur two types of costs: (1) transaction costs, including applicable redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on May 1, 2015 and held until October 31, 2015.

Actual Expenses. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees, such as redemption fees or exchange fees. Therefore, the second line of each table below is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending		Expenses Paid
	Account Value	Account Value	Expense	During Period
	05/01/15	10/31/15	Ratio(a)	05/01/15 - 10/31/15(b)
Investor Class
Actual	$ 1,000.00	$ 872.00	1.20%	$ 5.65
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,019.10	1.20%	$ 6.09

Institutional Class
Actual	$ 1,000.00	$ 872.30	1.05%	$ 4.94
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,019.86	1.05%	$ 5.33

(a)	Annualized, based on the Fund’s most recent fiscal half year expenses.
(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184)/366 (to reflect the half-year period).

16	(855) 732-9220 | seafarerfunds.com

Seafarer Overseas Growth and Income Fund	Portfolio of Investments
October 31, 2015 (Unaudited)

	Currency	Shares	Value

COMMON STOCKS (75.7%)
Brazil (8.2%)
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	BRL	1,705,000	$19,359,777
Odontoprev SA	BRL	6,750,000	17,292,658
TOTVS SA	BRL	1,386,700	12,286,510
Iochpe-Maxion SA	BRL	2,000,000	8,297,572

Total Brazil			57,236,517

China / Hong Kong (15.9%)
Hang Lung Properties, Ltd.	HKD	11,550,000	28,260,805
Texwinca Holdings, Ltd.	HKD	20,976,000	20,413,448
Xinhua Winshare Publishing and Media Co., Ltd., Class H	HKD	21,380,000	17,978,347
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	HKD	23,998,000	16,569,776
Greatview Aseptic Packaging Co., Ltd.	HKD	30,300,000	14,224,581
Pico Far East Holdings, Ltd.	HKD	36,838,000	9,791,020
Digital China Holdings, Ltd.	HKD	4,299,000	4,386,011

Total China / Hong Kong			111,623,988

India (7.9%)
Infosys, Ltd., ADR	USD	1,570,000	28,511,200
Sun Pharma Advanced Research Co., Ltd.(a)	INR	2,580,786	15,220,789
Balkrishna Industries, Ltd.	INR	1,165,000	11,641,574

Total India			55,373,563

Indonesia (3.6%)
Astra International Tbk PT	IDR	58,000,000	24,932,961

Total Indonesia			24,932,961

Japan (2.4%)
Hisamitsu Pharmaceutical Co., Inc.	JPY	432,000	16,744,284

Total Japan			16,744,284

Semi-Annual Report | October 31, 2015	17

Seafarer Overseas Growth and Income Fund	Portfolio of Investments
October 31, 2015 (Unaudited)

	Currency	Shares	Value

Malaysia (0.8%)
Hartalega Holdings Bhd	MYR	4,550,000	$5,518,040

Total Malaysia			5,518,040

Mexico (6.4%)
Bolsa Mexicana de Valores SAB de CV	MXN	9,800,000	16,375,062
Grupo Financiero Banorte SAB de CV	MXN	3,050,000	16,328,536
Grupo Herdez SAB de CV	MXN	4,400,000	12,229,474

Total Mexico			44,933,072

Poland (8.1%)
Bank Pekao SA	PLN	785,000	30,526,764
Asseco Poland SA	PLN	903,011	13,329,076
PGE SA	PLN	3,375,000	12,562,545

Total Poland			56,418,385

Singapore (6.2%)
Singapore Telecommunications, Ltd.	SGD	10,030,000	28,497,772
SIA Engineering Co., Ltd.	SGD	5,150,000	14,645,348

Total Singapore			43,143,120

South Africa (3.9%)
Sanlam, Ltd.	ZAR	5,300,000	23,943,963
EOH Holdings, Ltd.	ZAR	305,000	3,367,933

Total South Africa			27,311,896

South Korea (3.8%)
Dongsuh Co., Inc.	KRW	551,473	16,307,199
Sindoh Co., Ltd.	KRW	200,000	10,683,742

Total South Korea			26,990,941

Taiwan (2.8%)
Taiwan Semiconductor Manufacturing Co., Ltd.	TWD	3,700,000	15,590,575

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Seafarer Overseas Growth and Income Fund	Portfolio of Investments
October 31, 2015 (Unaudited)

	Currency	Shares	Value

Taiwan (continued)
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	USD	200,000	$4,392,000

Total Taiwan			19,982,575

Turkey (4.2%)
Aselsan Elektronik Sanayi Ve Ticaret AS	TRY	3,050,000	14,580,780
Arcelik AS	TRY	2,675,000	14,577,595

Total Turkey			29,158,375

Vietnam (1.5%)
Bao Viet Holdings	VND	2,500,000	6,799,504
Nam Long Investment Corp.	VND	3,150,000	3,003,962
Vietnam National Reinsurance Corp.	VND	815,790	840,061

Total Vietnam			10,643,527

TOTAL COMMON STOCKS (Cost $555,309,646)			530,011,244

PREFERRED STOCKS (10.6%)
Brazil (5.8%)
Banco Bradesco SA, ADR	USD	5,250,000	28,560,000
Vale SA	BRL	3,300,000	12,005,290

Total Brazil			40,565,290

South Korea (4.8%)
Samsung Electronics Co., Ltd.	KRW	32,500	33,945,586

Total South Korea			33,945,586

TOTAL PREFERRED STOCKS (Cost $83,949,133)			74,510,876

Semi-Annual Report | October 31, 2015	19

Seafarer Overseas Growth and Income Fund	Portfolio of Investments
October 31, 2015 (Unaudited)

	Currency	Rate	Maturity Date	Principal Amount	Value

FOREIGN CURRENCY CONVERTIBLE BONDS (1.8%)
China / Hong Kong (1.8%)
ASM Pacific Technology, Ltd.	HKD	2.00%	03/28/19	100,000,000	$12,886,099

Total China / Hong Kong					12,886,099

TOTAL FOREIGN CURRENCY CONVERTIBLE BONDS (Cost $13,390,434)					12,886,099

FOREIGN CURRENCY CORPORATE BONDS (1.2%)
Mexico (1.2%)
America Movil SAB de CV	MXN	7.13%	12/09/24	137,710,000	8,257,031

Total Mexico					8,257,031

TOTAL FOREIGN CURRENCY CORPORATE BONDS (Cost $8,064,472)					8,257,031

FOREIGN CURRENCY GOVERNMENT BONDS (2.2%)
Brazil (0.6%)
Brazilian Government International Bond	BRL	10.25%	01/10/28	20,000,000	4,358,818

Total Brazil					4,358,818

Indonesia (0.7%)
Indonesia Treasury Bond, Series FR70	IDR	8.38%	03/15/24	70,000,000,000	5,000,775

Total Indonesia					5,000,775

Turkey (0.9%)
Turkey Government Bond	TRY	8.80%	09/27/23	18,000,000	5,887,014

Total Turkey					5,887,014

TOTAL FOREIGN CURRENCY GOVERNMENT BONDS (Cost $17,876,490)					15,246,607

20	(855) 732-9220 | seafarerfunds.com

Seafarer Overseas Growth and Income Fund	Portfolio of Investments
October 31, 2015 (Unaudited)

	Currency	Rate	Maturity Date	Principal Amount	Value

USD CONVERTIBLE BONDS (0.4%)
Singapore (0.4%)
Olam International, Ltd.	USD	6.00%	10/15/16	$2,500,000	$2,559,375

Total Singapore					2,559,375

TOTAL USD CONVERTIBLE BONDS (Cost $2,563,958)					2,559,375

TOTAL INVESTMENTS (Cost $681,154,133) (91.9%)					$643,471,232

Cash and Other Assets, Less Liabilities (8.1%)					56,610,774

NET ASSETS (100.0%)					$700,082,006

(a)	Non-income producing security.

Certain securities were fair valued in accordance with procedures established by the Fund’s Board of Trustees (Note 2).

Currency Abbreviations
BRL	-	Brazil Real
HKD	-	Hong Kong Dollar
IDR	-	Indonesia Rupiah
INR	-	India Rupee
JPY	-	Japan Yen
KRW	-	South Korea Won
MXN	-	Mexico Peso
MYR	-	Malaysia Ringgit
PLN	-	Poland Zloty
SGD	-	Singapore Dollar
TRY	-	Turkey Lira
TWD	-	Taiwan New Dollar
USD	-	United States Dollar
VND	-	Vietnam Dong
ZAR	-	South Africa Rand

Semi-Annual Report | October 31, 2015	21

Seafarer Overseas Growth and Income Fund	Portfolio of Investments
October 31, 2015 (Unaudited)

Common Abbreviations:
ADR	-	American Depositary Receipt.
AS	-	Andonim Sirketi, Joint Stock Company in Turkey.
Bhd	-	Berhad, Public Limited Company in Malaysia.
Ltd.	-	Limited.
SA	-	Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.
SAB de CV	-	A variable capital company.
Tbk PT	-	Terbuka is the Indonesian term for limited liability company.

Holdings are subject to change.

For Fund compliance purposes, the Fund’s geographical classifications refer to any one or more of the sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Accompanying Notes to Financial Statements.

22	(855) 732-9220 | seafarerfunds.com

Seafarer Overseas Growth and Income Fund	Statement of Assets and Liabilities
October 31, 2015

ASSETS:

Investments, at value	$643,471,232
Cash	58,305,357
Foreign currency, at value (Cost $8,940,164)	8,900,539
Receivable for shares sold	4,767,987
Interest and dividends receivable	1,243,600
Prepaid expenses and other assets	16,841

Total Assets	716,705,556

LIABILITIES:
Payable for investments purchased	15,683,617
Administrative fees payable	50,632
Shareholder service plan fees payable	70,267
Payable for shares redeemed	272,301
Investment advisory fees payable	472,147
Trustee fees and expenses payable	1,043
Audit and tax fees payable	13,492
Accrued expenses and other liabilities	60,051

Total Liabilities	16,623,550

NET ASSETS	$700,082,006

NET ASSETS CONSIST OF:
Paid-in capital (Note 5)	$734,678,316
Accumulated net investment income	2,333,508
Accumulated net realized gain on investments and foreign currency transactions	788,026
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(37,717,844)

NET ASSETS	$700,082,006

INVESTMENTS, AT COST	$681,154,133
PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$10.97
Net Assets	$354,473,583
Shares of beneficial interest outstanding	32,309,333
Institutional Class:
Net Asset Value, offering and redemption price per share	$10.99
Net Assets	$345,608,423
Shares of beneficial interest outstanding	31,438,118

See Accompanying Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	23

Seafarer Overseas Growth and Income Fund	Statement of Operations
For the Six Months Ended October 31, 2015 (Unaudited)

INVESTMENT INCOME:
Dividends	$6,725,938
Foreign taxes withheld on dividends	(440,319)
Interest and other income	574,814

Total investment income	6,860,433

EXPENSES:
Investment advisory fees (Note 6)	1,620,427
Administrative and transfer agency fees	148,003
Trustee fees and expenses	3,829
Registration/filing fees	28,370
Shareholder service plan fees
Investor Class	145,499
Institutional Class	43,728
Recoupment of previously waived fees
Investor Class	168,622
Institutional Class	130,424
Legal fees	5,558
Audit fees	9,523
Reports to shareholders and printing fees	7,470
Custody fees	108,308
Miscellaneous	5,019

Total expenses	2,424,780

NET INVESTMENT INCOME:	4,435,653

Net realized loss on investments	(246,485)
Net realized loss on foreign currency transactions	(337,894)
Net change in unrealized depreciation on investments (net of foreign capital gains tax of $(233,737))	(52,179,116)
Net change in unrealized depreciation on translation of assets and liabilities in foreign currency transactions	(29,995)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY TRANSLATIONS	(52,793,490)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(48,357,837)

See Accompanying Notes to Financial Statements.

24	(855) 732-9220 | seafarerfunds.com

Seafarer Overseas Growth and Income Fund	Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2015 (Unaudited)	Year Ended April 30, 2015
OPERATIONS:
Net investment income	$4,435,653	$1,478,828
Net realized gain/(loss) on investments and foreign currency transactions	(584,379)	3,072,569
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	(52,209,111)	11,219,064

Net increase/(decrease) in net assets resulting from operations	(48,357,837)	15,770,461

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 3):
From net investment income
Investor Class	$(755,708)	$(553,066)
Institutional Class	(901,823)	(1,354,908)
From net realized gains on investments
Investor Class	–	(462,598)
Institutional Class	–	(1,176,662)

Net decrease in net assets from distributions	(1,657,531)	(3,547,234)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 5):
Shares sold
Investor Class	$350,293,945	$35,017,066
Institutional Class	264,423,656	82,647,370
Dividends reinvested
Investor Class	750,504	1,000,415
Institutional Class	663,284	2,292,073
Shares Redeemed, net of redemption fees
Investor Class	(27,587,591)	(12,562,924)
Institutional Class	(21,703,261)	(11,165,061)

Net increase in net assets derived from beneficial interest transactions	566,840,537	97,228,939

Net increase in net assets	$516,825,169	$109,452,166

NET ASSETS:
Beginning of period	$183,256,837	$73,804,671

End of period (including accumulated net investment income/(loss) of $2,333,508 and ($444,614), respectively)	$700,082,006	$183,256,837

Semi-Annual Report | October 31, 2015	25

Seafarer Overseas Growth and Income Fund	Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2015 (Unaudited)	Year Ended April 30, 2015
Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	30,507,718	2,904,763
Distributions reinvested	61,266	90,196
Redeemed	(2,496,042)	(1,105,772)

Net increase in shares outstanding	28,072,942	1,889,187

Institutional Class
Sold	23,122,778	6,996,213
Distributions reinvested	54,057	206,966
Redeemed	(1,987,749)	(977,140)

Net increase in shares outstanding	21,189,086	6,226,039

See Accompanying Notes to Financial Statements.

26	(855) 732-9220 | seafarerfunds.com

Intentionally Left Blank

Financial Highlights
For a share outstanding through the periods presented

Investor Class
NET ASSET VALUE, BEGINNING OF PERIOD
INCOME FROM OPERATIONS:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments

Total from investment operations

LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments

Total distributions

REDEMPTION FEES ADDED TO PAID IN CAPITAL

NET INCREASE/(DECREASE) IN NET ASSET VALUE

NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(d)
SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)
RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income including reimbursement/waiver
PORTFOLIO TURNOVER RATE(g)

(a)	Calculated using the average shares method.
(b)	Less than $(0.005) per share.
(c)	Less than $0.005 per share.
(d)

Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Annualized.
(f)

Effective September 1, 2015, the Adviser agreed to limit expenses to 1.15%. Prior to September 1, 2015, the Adviser agreed to limit expenses to 1.25% for the period September 1, 2014 through August 31, 2015. Prior to September 1, 2014, the Adviser agreed to limit expenses to 1.40%.

(g)	Portfolio turnover rate for periods less than one full year have not been annualized.
(h)	Less than 0.5%.

See Accompanying Notes to Financial Statements.

28	(855) 732-9220 | seafarerfunds.com

Seafarer Overseas Growth and Income Fund

For the Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30, 2015		Year Ended April 30, 2014		Year Ended April 30, 2013		For the Period February 15, 2012 (Inception) to April 30, 2012
$12.64		$11.58		$11.91		$10.18		$10.00

0.10		0.14		0.19		0.10		0.05
(1.71)		1.26		0.02		1.74		0.13

(1.61)		1.40		0.21		1.84		0.18

(0.06)		(0.19)		(0.26)		(0.11)		–
–		(0.15)		(0.28)		(0.00)	(b)	–

(0.06)		(0.34)		(0.54)		(0.11)		–

0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)	–

(1.67)		1.06		(0.33)		1.73		0.18

$10.97		$12.64		$11.58		$11.91		$10.18

(12.80%)		12.55%		1.93%		18.24%		1.80%

$354,474		$53,543		$27,181		$26,348		$1,443

1.20%	(e)	1.30%		1.78%		2.82%		18.96%(e)
1.20%	(e)(f)	1.30%	(f)	1.40%		1.49%		1.60%(e)
1.83%	(e)	1.19%		1.66%		0.90%		2.61%(e)
0%	(h)	28%		51%		39%		5%

Semi-Annual Report | October 31, 2015	29

Financial Highlights
For a share outstanding through the periods presented

Institutional Class
NET ASSET VALUE, BEGINNING OF PERIOD
INCOME FROM OPERATIONS:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments

Total from investment operations

LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments

Total distributions

REDEMPTION FEES ADDED TO PAID IN CAPITAL

NET INCREASE/(DECREASE) IN NET ASSET VALUE

NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(d)
SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)
RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income including reimbursement/waiver
PORTFOLIO TURNOVER RATE(g)

(a)	Calculated using the average shares method.
(b)	Less than $(0.005) per share.
(c)	Less than $0.005 per share.
(d)

Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Annualized.
(f)	Effective September 1, 2014 the Adviser agreed to limit expenses to 1.05%. Prior to September 1, 2014, the Adviser agreed to limit expenses to 1.25%.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.
(h)	Less than 0.5%.

See Accompanying Notes to Financial Statements.

30	(855) 732-9220 | seafarerfunds.com

Seafarer Overseas Growth and Income Fund

For the Six Months Ended October 31, 2015 (Unaudited)		Year Ended April 30, 2015		Year Ended April 30, 2014		Year Ended April 30, 2013		For the Period February 15, 2012 (Inception) to April 30, 2012
$12.66		$11.59		$11.91		$10.18		$10.00

0.13		0.15		0.21		0.14		0.04
(1.74)		1.28		0.02		1.71		0.14

(1.61)		1.43		0.23		1.85		0.18

(0.06)		(0.21)		(0.27)		(0.12)		–
–		(0.15)		(0.28)		(0.00)	(b)	–

(0.06)		(0.36)		(0.55)		(0.12)		–

0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)	–

(1.67)		1.07		(0.32)		1.73		0.18

$10.99		$12.66		$11.59		$11.91		$10.18

(12.77%)		12.76%		2.12%		18.33%		1.80%

$345,608		$129,714		$46,624		$11,486		$1,346

1.05%	(e)	1.18%		1.61%		2.88%		21.65%(e)
1.05%	(e)	1.10%	(f)	1.25%		1.35%		1.45%(e)
2.26%	(e)	1.30%		1.89%		1.28%		2.00%(e)
0%	(h)	28%		51%		39%		5% ’

Semi-Annual Report | October 31, 2015	31

Seafarer Overseas Growth and Income Fund	Notes to Financial Statements
October 31, 2015 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of October 31, 2015, the Trust had 34 registered funds. This semi-annual report describes the Seafarer Overseas Growth and Income Fund (the “Fund”). The Fund seeks to provide long-term capital appreciation along with some current income; it also seeks to mitigate adverse volatility in returns as a secondary objective. The Fund offers Investor Class and Institutional Class shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange but before the close of the NYSE, such that the securities’ value would likely change. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). The Fund will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Fund’s valuation procedures set forth certain triggers that inform the Fund when to use the fair valuation model.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security. Short–term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value.

32	(855) 732-9220 | seafarerfunds.com

Seafarer Overseas Growth and Income Fund	Notes to Financial Statements
October 31, 2015 (Unaudited)

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

When such prices or quotations are not available, or when Seafarer Capital Partners, LLC (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Certain foreign countries impose a tax on capital gains which is accrued by the Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Such inputs are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, which are developed based on the information available and the reporting entity’s best efforts to interpret such information.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Semi-Annual Report | October 31, 2015	33

Seafarer Overseas Growth and Income Fund	Notes to Financial Statements
October 31, 2015 (Unaudited)

The following is a summary of each input used to value the Fund as of October 31, 2015:

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks
Brazil	$57,236,517	$–	$–	$57,236,517
China / Hong Kong	9,791,020	101,832,968	–	111,623,988
India	28,511,200	26,862,363	–	55,373,563
Indonesia	–	24,932,961	–	24,932,961
Japan	–	16,744,284	–	16,744,284
Malaysia	5,518,040	–	–	5,518,040
Mexico	44,933,072	–	–	44,933,072
Poland	–	56,418,385	–	56,418,385
Singapore	–	43,143,120	–	43,143,120
South Africa	–	27,311,896	–	27,311,896
South Korea	10,683,742	16,307,199	–	26,990,941
Taiwan	4,392,000	15,590,575	–	19,982,575
Turkey	–	29,158,375	–	29,158,375
Vietnam	3,844,023	6,799,504	–	10,643,527
Preferred Stocks
Brazil	40,565,290	–	–	40,565,290
South Korea	–	33,945,586	–	33,945,586
Foreign Currency
Convertible Bonds	–	12,886,099	–	12,886,099
Foreign Currency
Corporate Bonds	–	8,257,031	–	8,257,031
Foreign Currency
Government Bonds	–	15,246,607	–	15,246,607
USD Convertible Bonds	–	2,559,375	–	2,559,375

Total	$205,474,904	$437,996,328	$–	$643,471,232

(a)	For detailed descriptions of countries, see the accompanying Portfolio of Investments.

The Fund recognizes transfers between levels as of the end of the period. For the six months ended October 31, 2015, the Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

34	(855) 732-9220 | seafarerfunds.com

Seafarer Overseas Growth and Income Fund	Notes to Financial Statements
October 31, 2015 (Unaudited)

Security amounts the Fund transferred between Levels 1 and 2 at October 31, 2015 were as follows:

Seafarer Overseas	Level 1		Level 2
Growth and Income Fund	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)

Common Stocks	$5,518,040	$(18,441,078)	$18,441,078	$(5,518,040)

Total	$5,518,040	$(18,441,078)	$18,441,078	$(5,518,040)

The above transfers were due to the Fund utilizing a fair value evaluation service with respect to international securities with an earlier market closing than the Fund’s net asset value computation cutoff. When events trigger the use of the fair value evaluation service on a reporting date, it results in certain securities transferring from a Level 1 to a Level 2.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Concentration of Credit Risk: The Fund places its cash with one banking institution, which is insured by Federal Deposit Insurance Corporation (FDIC). The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Fund may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain

Semi-Annual Report | October 31, 2015	35

Seafarer Overseas Growth and Income Fund	Notes to Financial Statements
October 31, 2015 (Unaudited)

or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Trust Expenses: Some expenses of the Trust can be directly attributed to the Fund. Expenses which cannot be directly attributed to the Fund are apportioned among all funds in the Trust based on average net assets of each fund.

Fund and Class Expenses: Expenses that are specific to the Fund or class of shares of the Fund, including shareholder servicing fees, are charged directly to the Fund or share class. All expenses of the Fund, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets.

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made.

As of and during the six months ended October 31, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: The Fund normally pays dividends from net investment income, if any, on a semi-annual basis. The Fund normally distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including short term capital gains. Long term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than one year. The Fund may make additional distributions and dividends at other times if the Adviser believes doing so may be necessary for the Fund to avoid or reduce taxes.

3. TAX BASIS INFORMATION

Tax Basis of Investments: As of October 31, 2015, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation for Federal tax purposes were as follows:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

Seafarer Overseas Growth and Income Fund	$681,617,820	$29,853,331	$(67,999,919)	$(38,146,588)

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain is recorded by the Fund.

36	(855) 732-9220 | seafarerfunds.com

Seafarer Overseas Growth and Income Fund	Notes to Financial Statements
October 31, 2015 (Unaudited)

The tax character of distributions paid by the Fund for the fiscal year ended April 30, 2015, were as follows:

	Ordinary Income	Long-Term Capital Gain

Seafarer Overseas Growth and Income Fund	$1,973,654	$1,573,580

The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of October 31, 2015.

4. SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales of securities excluding short term securities during the six months ended October 31, 2015, were as follows:

	Purchases of Securities	Proceeds From Sales of Securities

Seafarer Overseas Growth and Income Fund	$519,300,972	$1,106,421

5. SHARES OF BENEFICIAL INTEREST

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Fund of the Trust have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Purchasers of the shares do not have any obligation to make payments to the Trust or its creditors solely by reason of the purchasers’ ownership of the shares. Shares have no pre-emptive rights.

Shares redeemed within 90 days of purchase may incur a 2% short-term redemption fee deducted from the redemption amount. The redemption fee is reflected in the “Shares redeemed, net of redemption fees” in the Statements of Changes in Net Assets. During the six months ended October 31, 2015, and the year ended April 30, 2015, the Fund retained the following redemption fees:

Fund	For the Six Months Ended October 31, 2015 (Unaudited)	For the Year ended April 30, 2015

Seafarer Overseas Growth and Income Fund

Investor Class	$ 78,580	$ 10,091

Institutional Class	$ 62,721	$ 6,959

Semi-Annual Report | October 31, 2015	37

Seafarer Overseas Growth and Income Fund	Notes to Financial Statements
October 31, 2015 (Unaudited)

6. MANAGEMENT AND RELATED-PARTY TRANSACTIONS

The Adviser, subject to the authority of the Board, is responsible for the overall management and administration of the Fund’s business affairs. The Adviser manages the investments of the Fund in accordance with the Fund’s investment objective, policies, limitations and investment guidelines established jointly by the Adviser and the Trustees. Pursuant to the advisory agreement with the Trust, the Adviser is entitled to investment advisory fees, computed daily and payable monthly at an annual rate of 0.75% of the average daily net assets of the Fund.

Effective September 1, 2014, the Adviser contractually agreed to limit certain Fund expenses (excluding brokerage expenses, interest expenses, taxes and extraordinary expenses), to 1.25% and 1.05% of the Fund’s average daily net assets in the Investor and Institutional share classes, respectively, through August 31, 2015. Effective September 1, 2015, the Adviser contractually agreed to limit such Fund expenses to 1.15% and 1.05% of the Fund’s average daily net assets in the Investor and Institutional share classes, respectively, through August 31, 2017, at which point this agreement may be extended further. The Fund may have to repay some of these waivers and reimbursements to the Adviser in the following three years. Pursuant to the expense limitation agreement between the Adviser and the Trust, the Fund will reimburse the Adviser for any contractual fee waivers and expense reimbursements made by the Adviser, provided that any such reimbursements made by the Fund to the Adviser will not cause the Fund’s expense limitation to exceed expense limitations in existence at the time the expense was incurred, or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years after the end of the fiscal year in which fees or expenses were incurred. As of the date of this report, the Adviser has recouped waived revenues but has declined to seek reimbursement for subsidized expenses.

As of October 31, 2015, the balances of recoupable expenses for each class were as follows:

Fund	Expires 2016	Expires 2017	Expires 2018	Total

Seafarer Overseas Growth and Income Fund

Investor Class	$111,471	$89,143	$–	$200,614

Institutional Class	42,281	66,379	67,938	176,598

Fund Administrator Fees and Expenses

ALPS Fund Services, Inc. (“ALPS” and the “Administrator”) (an affiliate of ALPS Distributors, Inc.) provides administrative, fund accounting and other services to the Fund under the Administration, Bookkeeping and Pricing Services Agreement with the Trust. Under this Agreement, ALPS is paid fees by the Fund, accrued on a daily basis and paid on a monthly basis following the end of the month, based on the greater of (a) an annual total fee of $151,120 (subject to an annual cost of living increase), or (b) the following fee schedule:

Average Total Net Assets	Contractual Fee

Between $0-$500M	0.05%
$500M-$1B	0.03%
Above $1B	0.02%

The Administrator is also reimbursed by the Fund for certain out-of-pocket expenses.

Transfer Agent

ALPS serves as transfer, dividend paying and shareholder servicing agent for the Fund (“Transfer Agent”). ALPS is compensated based upon a $26,420 annual base fee for the Fund, and annually $9 per direct open account and $7 per open account through NSCC. The Transfer Agent is also reimbursed by the Fund for certain out-of-pocket expenses.

38	(855) 732-9220 | seafarerfunds.com

Seafarer Overseas Growth and Income Fund	Notes to Financial Statements
October 31, 2015 (Unaudited)

Compliance Services

ALPS provides services that assist the Trust’s chief compliance officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act under the Chief Compliance Officer Services Agreement with the Trust. Under this Agreement, the Adviser pays ALPS an annual base fee of $31,704 and reimburses ALPS for certain out-of-pocket expenses.

Principal Financial Officer

ALPS provides principal financial officer services to the Fund under the Principal Financial Officer Services Agreement with the Trust. Under this Agreement, the Adviser pays ALPS an annual base fee of $10,000 and reimburses ALPS for certain out-of-pocket expenses.

Distributor

ALPS Distributors, Inc. (“ADI” or the “Distributor”) (an affiliate of ALPS) acts as the distributor of the Fund’s shares pursuant to the Distribution Agreement with the Trust. Under a side letter agreement, the Adviser pays ADI an annual base fee of $12,000 for the distribution services. The Adviser also reimburses ADI for certain out-of-pocket expenses. Shares are sold on a continuous basis by ADI as agent for the Fund, and ADI has agreed to use its best efforts to solicit orders for the sale of the Fund’s shares, although it is not obliged to sell any particular amount of shares. ADI is registered as a broker-dealer with the U.S. Securities and Exchange Commission.

Shareholder Service Plan for Investor Class and Institutional Class Shares

The Fund has adopted a shareholder service plan (a “Service Plan”) for each of its share classes. Under the Service Plan, the Fund is authorized to enter into shareholder service agreements with investment advisors, financial institutions and other service providers (“Participating Organizations”) to maintain and provide certain administrative and servicing functions in relation to the accounts of shareholders. The Service Plan will cause the Fund to pay an aggregate fee, not to exceed on an annual basis 0.15% and 0.05% of the average daily net asset value of the Investor and Institutional share classes, respectively. Such payment will be made on assets attributable to or held in the name of a Participating Organizations, on behalf of its clients as compensation for providing service activities pursuant to an agreement with a Participating Organizations. Any amount of such payment not paid to the Participating Organizations during the Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practicable after the end of the fiscal year.

7. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses, which may permit indemnification to the extent permissible under the applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. RECENT ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2015-07, “Disclosures for Investments in Certain Entities that Calculate Net Asset Value Per Share (or its Equivalent).” This is an update to Accounting Standards Codification Topic 820, Fair Value Measurement. ASU 2015-07 removes the requirement to categorize within the fair value hierarchy investments for which fair value is measured at net asset value per share (or its equivalent) using the practical expedient. ASU 2015-17 is effective for annual reporting periods beginning on or after December 15, 2015, and interim periods within those annual periods, with retrospective application for all periods presented. The Fund is currently evaluating the impact ASU 2015-07 will have on the Fund’s financial statements and disclosures.

Semi-Annual Report | October 31, 2015	39

Seafarer Overseas Growth and Income Fund	Additional Information
October 31, 2015 (Unaudited)

1. FUND HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Fund’s Form N-Q are available without charge on the SEC website at http://www.sec.gov. You may also review and copy the Form N-Q at the SEC’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the SEC at 1-800-SEC-0330.

2. FUND PROXY VOTING POLICIES, PROCEDURES AND SUMMARIES

The Fund’s policies and procedures used in determining how to vote proxies and information regarding how the Fund voted proxies relating to portfolio securities during the most recent prior 12-month period ending June 30 are available without charge, (1) upon request, by calling toll-free (855) 732-9220 and (2) on the SEC’s website at http://www.sec.gov.

40	(855) 732-9220 | seafarerfunds.com

SEAFARER
FUNDS

P.O. Box 44474
Denver, Colorado 80201
(855) 732-9220
seafarerfunds.com

*Seafarer Funds distributed by ALPS Distributors, Inc.
Must be accompanied or preceded by a prospectus.*

October 31, 2015

Stonebridge Small-Cap Growth Fund	Letter to Shareholders

October 31, 2015 (Unaudited)

November 12, 2015

OVERVIEW

As discussed in our last letter to shareholders, our economic outlook was predicated on our belief that the slowdown in U.S. economic growth during the first quarter of 2015 was due to an unusually cold winter and that the U.S. economy would snap-back and normalize. Gross Domestic Product (GDP) growth in the U.S. did surge in the second quarter and then moderated in the third quarter. We expect more of the same going forward; uneven GDP growth as a result of volatile commodity prices and foreign exchange rates. Yet, the overall U.S. economy continues to improve. Employers in the U.S. are hiring, the labor participation rate is improving, real wages are higher and oil prices are lower. As such, we remain constructive about the outlook for economic growth in the U.S. for the remainder of this year and next year. For small growth companies, the domestic economic outlook and interest rates are key barometers.

Concerning interest rates, we believe it is likely the Federal Reserve will raise the Federal Funds rate in December. While this would be a significant change in policy, we do not expect any repercussions in the short-term. We believe the Federal Reserve will proceed slowly and non-consecutively. As such, we think short-term rates will rise and the yield curve will flatten as opposed to a shift across the entire yield curve. Further, we anticipate that the continued easing in Europe, China and Japan will likely keep a lid on long-term interest rates in the U.S. as overseas monies flow into U.S. bonds.

With regards to the global economic outlook, capital markets across the world experienced significant volatility during the second half of the third quarter. In mid-August, the Chinese government devalued its currency leading to the first significant correction of the global equity markets in years. Subsequently, the Chinese government lowered its expectation for domestic growth in China and has since lowered interest rates. Emerging markets fared the worst as a weaker Chinese currency makes its exports to developed markets more competitive. Fortunately, demand from China for U.S. goods is very limited and so while the contagion effect can occur in the short-term, the consequence to the U.S. economy should be insignificant.

As a result of our sanguine outlook for the U.S. economy, the Fund has significantly increased its exposure to consumer discretionary stocks and industrial stocks. Further, the Fund has taken advantage of interesting investment opportunities in the health care sector due to industry specific concerns regarding drug prices. The Fund’s strategic repositioning to these sectors has already paid dividends to the Fund’s performance. Since the end of the third quarter (September 30, 2015), the Fund has seen an improvement in its performance versus its benchmark, the Russell 2000® Growth Index1.

Semi-Annual Report | October 31, 2015	1

Stonebridge Small-Cap Growth Fund	Letter to Shareholders

October 31, 2015 (Unaudited)

STONEBRIDGE SMALL-CAP GROWTH FUND

For the six months ending October 31, 2015, the Stonebridge Small-Cap Growth Fund fell by 12.20%. Most of this short-fall occurred in August and September as a result of the correction in the global equity markets. As mentioned earlier, the Fund has added to its consumer discretionary and industrial exposure while reducing its technology exposure. Regarding technology, the Fund had a large position in technology at the end of the fiscal year (April 30, 2015). Several investments performed well over the ensuing period, exceeding the adviser’s price targets and so the Fund realized some profits and reinvested the proceeds into new opportunities in the consumer discretionary and industrial sectors. However, the technology sector currently remains one of the largest economic sector for the Fund’s investments and a key focus for the Fund.

Stonebridge Small-Cap Growth Fund (SBSGX) Sector Allocation

as a Percent of Net Assets as of October 31, 2015*

* These allocations may not reflect the current or future position of the portfolio.

2	Stonebridge Small-Cap Growth Fund

Stonebridge Small-Cap Growth Fund	Letter to Shareholders

October 31, 2015 (Unaudited)

Change in value of a $10,000 investment in Stonebridge Small-Cap

Growth Fund (SBSGX) vs. the Russell 2000® Growth Index and

the S&P 500® Total Return Index from October 31, 2005 to October 31, 2015

Average Annual Total Returns for the Years Ended October 31, 2015

	1 Year	5 Years	10 Years
Stonebridge Small-Cap Growth Fund (SBSGX)	-11.92%	0.92%	0.14%
Russell 2000® Growth Index(1)	3.52%	13.56%	8.67%
S&P 500® Total Return Index(2)	5.20%	14.33%	7.85%

Average annual total returns reflect reinvestment of all dividends and capital gains distributions, any fee waivers in effect and any expense reimbursements. Without the fee waivers and expense reimbursements, the total return figures would be lower. Past performance is not indicative of future results and current performance may be lower or higher than the performance quoted. Investment return and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain the most recent month-end performance, please call the Fund’s toll-free number at 1-800-639-3935.

Effective as of the close of business February 15, 2013, Stonebridge Small-Cap Growth Fund (SBAGX) (the “Acquired Fund”) and Stonebridge Institutional Small-Cap Growth Fund (SBSCX) (the “Acquiring Fund”), each a series of Stonebridge Funds Trust were reorganized into a newly created fund, which is named the Stonebridge Small-Cap Growth Fund (SBSGX) (the “Fund”), under the Financial Investors Trust. The Fund’s performance for periods prior to the close of business February 15, 2013 is that of the Acquiring Fund.

Semi-Annual Report | October 31, 2015	3

Stonebridge Small-Cap Growth Fund	Letter to Shareholders

October 31, 2015 (Unaudited)

Stonebridge Capital Management, Inc. (the “Adviser”) has contractually agreed to limit the amount of the Fund’s Total Annual Fund Operating Expenses, exclusive of brokerage expenses, interest expenses, taxes and extraordinary expenses, to an annual rate of 1.96% of the Fund’s average daily net assets. This agreement is in effect through August 31, 2016. The Adviser will be permitted to recover expenses it has borne through the agreement described above to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the relevant agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expenses were deferred. The Adviser may not discontinue the waiver without the approval by the Fund’s Board of Trustees.

As of the Prospectus dated August 31, 2015, the gross annual expense ratio for the Stonebridge Small-Cap Growth Fund was 2.12%. At October 31, 2015, the Fund’s gross annual expense ratio was 2.28% and the Fund’s annual net expense ratio was 2.20%.

CONCLUSION

In managing the Fund in accordance with its strategy, we seek to identify strong businesses that we believe exhibit competitive advantages, growing market share, and healthy balance sheets, and that are poised to rapidly grow earnings in excess of market expectations. We are positioning the Fund toward those businesses and economic sectors that we believe contain the best opportunities for future growth and investment returns. Although we are most excited about the outlook for consumer discretionary, health care, industrial and technology companies, we believe that we will continue to find opportunities for the Fund across sectors that can deliver solid performance results for shareholders.

Sincerely,

Richard C. Barrett, CFA

Matthew W. Markatos, CFA

Portfolio Managers

Stonebridge Capital Management, Inc.

Performance quoted above represents past performance. Past Performance does not guarantee future results.

The views of the author and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer’s current views. The views expressed are those of the author only, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the portfolios or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither Stonebridge Capital Management, Inc. nor the Fund accepts any liability for losses either direct or consequential caused by the use of this information.

The Stonebridge Small-Cap Growth Fund is distributed by ALPS Distributors, Inc.

The Fund is subject to investment risks, including possible loss of the principal amount invested and therefore is not suitable for all investors. The Fund may not achieve its objectives.

Diversification does not ensure a profit or guarantee against loss.

4	Stonebridge Small-Cap Growth Fund

Stonebridge Small-Cap Growth Fund	Letter to Shareholders

October 31, 2015 (Unaudited)

DEFINITIONS:

(1)

The Russell 2000® Growth Index is an unmanaged index that measures the performance of those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which measures the performance of the 3,000 largest U.S. companies in terms of market capitalization. The Russell 2000® Growth Index is constructed to provide a comprehensive and unbiased barometer of the small-cap growth market. This is a total return index which reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly in the Index.

(2)

The S&P 500® Total Return Index is an unmanaged index of 500 common stocks chosen for the market size, liquidity and industry group representation. It is a market-value weighted index. The Index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor may not invest directly into the Index.

Yield Curve - A line that plots the interest rates, at a set point in time, of bonds having equal credit quality, but differing maturity dates. The most frequently reported yield curve compares the three-month, two-year, five-year and 30-year U.S. Treasury debt. This yield curve is used as a benchmark for other debt in the market, such as mortgage rates or bank lending rates. The curve is also used to predict changes in economic output and growth.

Semi-Annual Report | October 31, 2015	5

Stonebridge Small-Cap Growth Fund	Disclosure of Fund Expenses

October 31, 2015 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs (such as the 2% fee on redemption of Fund shares made within 30 days of purchase); and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on May 1, 2015 and held until October 31, 2015.

Actual Return — The first line of the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expense Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical 5% Return — The second line of the following tables provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. If the transaction fees were included, your costs would be higher.

Stonebridge Small-Cap Growth Fund

	Beginning Account Value at 5/01/15	Ending Account Value at 10/31/15	Expense Ratio(1)	Expense Paid During Period 5/01/15 to 10/31/15(2)
Actual Fund Return	$ 1,000.00	$878.00	2.20%	$ 10.39
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$1,014.08	2.20%	$ 11.14

(1)	The Fund’s expense ratios have been annualized based on the Fund’s most recent fiscal half-year expenses.
(2)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184)/366 (to reflect the half-year period).

6	Stonebridge Small-Cap Growth Fund

Stonebridge Small-Cap Growth Fund	Statement of Investments

October 31, 2015 (Unaudited)

	Shares	Market Value
COMMON STOCKS (99.39%)
CONSUMER DISCRETIONARY - (16.18%)
Hotels, Restaurants & Leisure (6.11%)
Belmond Ltd. - Class A**	34,000	$365,160
El Pollo Loco Holdings, Inc.**	14,000	160,720
Interval Leisure Group, Inc.	18,000	317,700

		843,580

Household Durables (3.39%)
TRI Pointe Group, Inc.**	36,000	467,280

Media (2.11%)
MDC Partners, Inc. - Class A	14,000	290,920

Specialty Retail (4.57%)
Select Comfort Corp.**	11,500	243,800
Vitamin Shoppe, Inc.**	13,500	387,315

		631,115

TOTAL CONSUMER DISCRETIONARY		2,232,895

CONSUMER STAPLES - (2.25%)
Food & Staples Retailing (2.25%)
The Chefs’ Warehouse, Inc.**	20,500	310,575

TOTAL CONSUMER STAPLES		310,575

ENERGY - (9.89%)
Energy Equipment & Services (3.63%)
Superior Energy Services, Inc.	17,500	247,800
US Silica Holdings, Inc.	14,000	252,840

		500,640

Oil, Gas & Consumable Fuels (6.26%)
Denbury Resources, Inc.	67,500	238,950
Sanchez Energy Corp.**	42,000	249,900
Synergy Resources Corp.**	33,500	374,865

		863,715

TOTAL ENERGY		1,364,355

FINANCIALS - (3.26%)
Capital Markets (2.25%)
Fifth Street Asset Management, Inc.	53,000	310,580

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	7

Stonebridge Small-Cap Growth Fund	Statement of Investments

October 31, 2015 (Unaudited)

	Shares	Market Value
FINANCIALS (continued)
Thrifts & Mortgage Finance (1.01%)
BofI Holding, Inc.**	1,750	$140,018

TOTAL FINANCIALS		450,598

HEALTH CARE - (21.06%)
Biotechnology (12.16%)
ACADIA Pharmaceuticals, Inc.**	8,500	295,970
Cepheid**	6,500	217,100
Exact Sciences Corp.**	38,000	316,540
Genomic Health, Inc.**	26,000	543,920
PTC Therapeutics, Inc.**	12,250	304,657

		1,678,187

Health Care Equipment & Supplies (6.46%)
Tandem Diabetes Care, Inc.**	53,040	481,073
Trinity Biotech PLC - Sponsored ADR	36,500	409,895

		890,968

Life Sciences Tools & Services (2.44%)
Luminex Corp.**	18,500	336,700

TOTAL HEALTH CARE		2,905,855

INDUSTRIALS - (17.76%)
Commercial Services & Supplies (2.91%)
Performant Financial Corp.**	50,000	115,500
Ritchie Bros. Auctioneers, Inc.	11,000	285,670

		401,170

Construction & Engineering (3.40%)
Aegion Corp.**	10,000	192,900
KBR, Inc.	15,000	276,600

		469,500

Machinery (4.74%)
Chart Industries, Inc.**	6,750	116,033
Energy Recovery, Inc.**	10,000	71,700
Woodward, Inc.	10,250	466,375

		654,108

See Notes to Financial Statements.

8	Stonebridge Small-Cap Growth Fund

Stonebridge Small-Cap Growth Fund	Statement of Investments

October 31, 2015 (Unaudited)

	Shares	Market Value
INDUSTRIALS (continued)
Professional Services (6.71%)
Mistras Group, Inc.**	12,000	$227,040
The Advisory Board Co.**	7,750	339,682
WageWorks, Inc.**	7,500	360,150

		926,872

TOTAL INDUSTRIALS		2,451,650

INFORMATION TECHNOLOGY - (20.90%)
Communications Equipment (0.82%)
Ruckus Wireless, Inc.**	10,000	112,800

Electronic Equipment, Instruments & Components (1.18%)
MicroVision, Inc.**	55,000	162,250

Internet Software & Services (7.06%)
Bazaarvoice, Inc.**	55,000	243,650
Cornerstone OnDemand, Inc.**	13,500	425,250
Marin Software, Inc.**	25,055	89,697
SPS Commerce, Inc.**	3,000	215,460

		974,057

Semiconductors & Semiconductor Equipment (3.41%)
Applied Micro Circuits Corp.**	53,000	343,440
SunEdison, Inc.**	17,500	127,750

		471,190

Software (5.89%)
Callidus Software, Inc.**	20,500	356,085
Jive Software, Inc.**	30,000	146,100
MobileIron, Inc.**	32,000	123,520
Tangoe, Inc.**	22,693	187,898

		813,603

Technology Hardware, Storage & Peripherals (2.54%)
Nimble Storage, Inc.**	15,500	350,300

TOTAL INFORMATION TECHNOLOGY		2,884,200

MATERIALS - (1.44%)
Chemicals (1.44%)
Intrepid Potash, Inc.**	51,500	198,790

TOTAL MATERIALS		198,790

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	9

Stonebridge Small-Cap Growth Fund	Statement of Investments

October 31, 2015 (Unaudited)

	Shares	Market Value
TELECOMMUNICATION SERVICES - (6.65%)
Diversified Telecommunication Services (6.65%)
8x8, Inc.**	35,000	$373,100
Cogent Communications Holdings, Inc.	17,750	545,280

TOTAL TELECOMMUNICATION SERVICES		918,380

TOTAL COMMON STOCKS (Cost $15,299,063)		13,717,298

MONEY MARKET MUTUAL FUNDS (0.71%)
Fidelity® Institutional Money Market Government Portfolio - Class I (0.01% 7 Day Yield)	98,476	98,476

TOTAL MONEY MARKET MUTUAL FUNDS (Cost $98,476)		98,476

TOTAL INVESTMENTS (100.10%) (Cost $15,397,539)		$13,815,774
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.10%)		(14,451)

NET ASSETS (100.00%)		$13,801,323

**	Non-Income Producing Security.

Common Abbreviations:

ADR - American Depositary Receipt.

Ltd. - Limited.

PLC - Public Limited Company.

Holdings are subject to change.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.

10	Stonebridge Small-Cap Growth Fund

Stonebridge Small-Cap Growth Fund	Statement of Assets and Liabilities

October 31, 2015 (Unaudited)

ASSETS:
Investments, at value	$13,815,774
Receivable for investments sold	312,136
Dividends receivable	1,401
Prepaid and other assets	18,446

Total assets	14,147,757

LIABILITIES:
Payable for investments purchased	286,224
Advisory fees payable	2,889
Administration and fund accounting fees payable	14,573
Payable for transfer agent fees	16,410
Payable for professional fees	12,252
Payable for trustee fees and expenses	152
Payable for chief compliance officer fees	3,575
Accrued expenses and other liabilities	10,359

Total liabilities	346,434

Net Assets	$13,801,323

COMPOSITION OF NET ASSETS:
Paid-in capital (Note 5)	$16,130,263
Accumulated net investment loss	(191,263)
Accumulated net realized loss on investments	(555,912)
Net unrealized depreciation in value of investments	(1,581,765)

Net Assets	$13,801,323

NET ASSET VALUE PER SHARE:
Net Assets	$13,801,323
Shares outstanding	1,881,499
Net asset value and redemption price per share*	$7.34

Investments, at cost	$15,397,539

*	A charge of 2% is imposed on the redemption proceeds of shares held 30 days or less (Note 5).

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	11

Stonebridge Small-Cap Growth Fund	Statement of Operations

For the Six Months Ended October 31, 2015 (Unaudited)

INCOME:
Dividends	$72,265
Foreign taxes withheld on dividends	(1,696)

Total Income	70,569

EXPENSES:
Investment advisory fees (Note 6)	59,165
Administration fees	39,956
Transfer agent fees	36,302
Fund accounting fees and expenses	1,830
Custodian fees	2,513
Professional fees	12,791
Printing fees	2,783
Registration fees	7,713
Trustee fees and expenses	232
Chief compliance officer fees	10,620
Insurance	101
Other	5,510

Total Expenses	179,516

Less fees waived/reimbursed by investment advisor (Note 6)	(6,016)
Net Expenses	173,500

Net Investment Loss	(102,931)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain on investments	56,785
Change in net unrealized depreciation of investments	(1,908,873)

Net Realized and Unrealized Loss on Investments	(1,852,088)

Net Decrease in Net Assets Resulting From Operations	$(1,955,019)

See Notes to Financial Statements.

12	Stonebridge Small-Cap Growth Fund

Stonebridge Small-Cap Growth Fund	Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2015 (Unaudited)	For the Year Ended April 30, 2015

OPERATIONS:
Net investment loss	$(102,931)	$(298,479)
Net realized gain/(loss) on investments	56,785	(505,161)
Change in net unrealized appreciation/(depreciation) of investments	(1,908,873)	110,963

Decrease in Net Assets Resulting from Operations	(1,955,019)	(692,677)

DISTRIBUTIONS (Note 3):
From net realized gains	–	(1,202,412)

Total distributions	–	(1,202,412)

CAPITAL SHARE TRANSACTIONS (NOTE 5):
Net decrease in shareholder activity derived from beneficial interest transactions, net of redemption fees	(621,455)	(431,599)

NET DECREASE IN NET ASSETS	(2,576,474)	(2,326,688)

NET ASSETS:
Beginning of period	16,377,797	18,704,485

End of period*	$13,801,323	$16,377,797

* Includes accumulated net investment loss of:	$(191,263)	$(88,332)

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	13

Stonebridge Small-Cap Growth Fund

For a share outstanding through the periods presented

PER SHARE DATA
Net asset value, beginning of year

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss
Net realized and unrealized gain/(loss) on investments
Total Income/(Loss) from Investment Operations

DISTRIBUTIONS TO SHAREHOLDERS:
From net realized gain on investments
Total Distributions to Shareholders
Net Increase/(Decrease) in Net Asset Value
Net asset value, end of year
Total Return

Ratios & Supplemental Data:
Net assets, end of year (in 000s)
Ratios to average net assets:
Expenses (excluding fee waivers)
Expenses (including fee waivers)
Net investment loss (including fee waivers)
Portfolio Turnover Rate(6)

(1)	The Fund’s fiscal year end changed from October 31st to April 30th. See Note 1.
(2)	Calculated using the average shares method.
(3)	Total return not annualized for periods less than one full year.
(4)	Annualized.
(5)	Effective October 1, 2015, the Adviser contractually agreed to limit expenses to 1.96%.
(6)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

14	Stonebridge Small-Cap Growth Fund

Financial Highlights

Six Months Ended October 31, 2015 (Unaudited)	Year Ended April 30, 2015	Year Ended April 30, 2014	Six Months Ended April 30, 2013(1)	Year Ended October 31, 2012	Year Ended October 31, 2011

$8.36	$9.42	$8.74	$8.42	$7.90	$7.91

(0.05)(2)	(0.15)(2)	(0.20)(2)	(0.15)(2)	(0.30)	(0.26)
(0.97)	(0.27)	1.26	0.47	0.82	0.25

(1.02)	(0.42)	1.06	0.32	0.52	(0.01)

–	(0.64)	(0.38)	–	–	–

–	(0.64)	(0.38)	–	–	–

(1.02)	(1.06)	0.68	0.32	0.52	(0.01)

$7.34	$8.36	$9.42	$8.74	$8.42	$7.90

(12.20)%(3)	(3.83)%	12.20%	3.80%(3)	6.58%	(0.13)%

$13,801	$16,378	$18,704	$17,842	$12,673	$12,457

2.28%	N/A	N/A	N/A	N/A	N/A

2.20%(4)(5)	2.12%	2.25%	3.86%(4)	3.89%	3.36%

(1.30)%(4)	(1.73)%	(2.09)%	(3.52)%(4)	(3.58)%	(2.96)%

76%	138%	152%	89%	222%	195%

Semi-Annual Report | October 31, 2015	15

Stonebridge Small-Cap Growth Fund	Notes to Financial Statements

October 31, 2015 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of October 31, 2015, the Trust had 34 registered funds. This semi-annual report describes the Stonebridge Small-Cap Growth Fund (prior to the close of business on February 15, 2013 known as the Stonebridge Institutional Small-Cap Growth Fund) (the “Fund”). The Fund seeks long-term growth of capital.

The Fund is a successor to a previously operational fund which was a series of the Stonebridge Funds Trust, a Delaware statutory trust, and was organized into a series of the Trust effective as of the close of business on February 15, 2013. As a result, the Fund’s fiscal year end changed from October 31 to April 30.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker-dealers that make a market in the security. Short–term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in non-exchange traded funds are fair valued at their respective net asset values.

16	Stonebridge Small-Cap Growth Fund

Stonebridge Small-Cap Growth Fund	Notes to Financial Statements

October 31, 2015 (Unaudited)

When such prices or quotations are not available, or when Stonebridge Capital Management, Inc. (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity.

Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2	–

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Fund as of October 31, 2015:

	Valuation Inputs

Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Common Stocks*	$13,717,298	$–	$–	$13,717,298
Money Market Mutual Funds	98,476	–	–	98,476

Total	$13,815,774	$–	$–	$13,815,774

*	For detailed descriptions, see the accompanying Statement of Investments.

The Fund recognizes transfers between levels as of the end of the period. For the six months ended October 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 securities. For the six months ended October 31, 2015, the Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Semi-Annual Report | October 31, 2015	17

Stonebridge Small-Cap Growth Fund	Notes to Financial Statements

October 31, 2015 (Unaudited)

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund.

Trust Expenses: Some expenses of the Trust can be directly attributed to the Fund. Expenses which cannot be directly attributed to the Fund are apportioned among all funds in the Trust based on average net assets of each fund.

Fund Expenses: Expenses that are specific to the Fund are charged directly to the Fund.

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and intends to distribute substantially all of their net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made.

As of and during the six months ended October 31, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: The Fund normally pays dividends and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including short term capital gains. Long term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than a year. The Fund may make additional distributions and dividends at other times if the portfolio manager believes doing so may be necessary for the Fund to avoid or reduce taxes.

3. TAX BASIS INFORMATION

Tax Basis of Investments: As of October 31, 2015, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes was as follows:

Gross appreciation (excess of value over tax cost)	$914,857
Gross depreciation (excess of tax cost over value)	(2,496,622)

Net unrealized depreciation	$(1,581,765)

Cost of investments for income tax purposes	$15,397,539

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

18	Stonebridge Small-Cap Growth Fund

Stonebridge Small-Cap Growth Fund	Notes to Financial Statements

October 31, 2015 (Unaudited)

The tax character of distributions paid during the year ended April 30, 2015, were as follows:

	Ordinary Income	Long-Term Capital Gain
The Stonebridge Small-Cap Growth Fund	$962,886	$239,526

The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of October 31, 2015.

4. SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales of securities (excluding short-term securities) during the six months ended October 31, 2015, was as follows:

	Purchases	Sales
Stonebridge Small-Cap Growth Fund	$11,544,406	$12,114,506

5. SHARES OF BENEFICIAL INTEREST

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Fund of the Trust have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Purchasers of the shares do not have any obligation to make payments to the Trust or its creditors (other than the purchase price for the shares) or make contributions to the Trust or its creditors solely by reason of the purchasers’ ownership of the shares. Shares have no pre-emptive rights.

	Six Months Ended October 31, 2015 Shares	Six Months Ended October 31, 2015 Amount	Year Ended April 30, 2015 Shares	Year Ended April 30, 2015 Amount

Shares sold	8,224	$69,871	22,272	$193,865
Shares issued in reinvestment of dividends	–	–	154,444	1,179,954

Total	8,224	69,871	176,716	1,373,819

Less shares redeemed, net of redemption fees	(84,624)	(691,326)	(204,934)	(1,805,418)

Net Decrease	(76,400)	$(621,455)	(28,218)	$(431,599)

Shares redeemed within 30 days of purchase will incur a 2% short-term redemption fee deducted from the redemption amount. Redemption fees are reflected in the “Net increase/(decrease) in shareholder activity derived from beneficial interest transactions, net of redemption fees” in the Statements of Changes in Net Assets.

For the six months ended October 31, 2015, and the year ended April 30, 2015 the Fund did not receive any redemption fees.

Semi-Annual Report | October 31, 2015	19

Stonebridge Small-Cap Growth Fund	Notes to Financial Statements

October 31, 2015 (Unaudited)

6. MANAGEMENT AND RELATED-PARTY TRANSACTIONS

The Trust has entered into an advisory agreement with the Adviser with respect to the Fund. The advisory agreement has been approved by the Board and shareholders. Pursuant to the advisory agreement with the Trust, the Adviser is entitled to investment advisory fees, computed daily and payable monthly at an annual rate of 0.75% of the average daily net assets of the Fund.

The Adviser has contractually agreed to limit the amount of the Fund’s Total Annual Fund Operating Expenses, exclusive of brokerage expenses, interest expenses, taxes and extraordinary expenses, to an annual rate of 1.96% of the Fund’s average daily net assets. This agreement is in effect through August 31, 2016. The Adviser will be permitted to recover expenses it has borne through the agreement described above to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the relevant agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expenses were deferred. The Adviser may not discontinue the waiver without the approval by the Fund’s Board.

For the six months ended October 31, 2015, the fee waivers and/or reimbursements were as follows:

Fees Waived/ Reimbursed By Adviser
Stonebridge Small-Cap Growth Fund	$ 6,016

Fund Accounting Fees and Expenses

ALPS Fund Services, Inc. (“ALPS”) serves as administrator to the Fund and the Fund has agreed to pay expenses incurred in connection with their administrative activities. Pursuant to an Administration Agreement, ALPS provides operational services to the Fund including, but not limited to fund accounting and fund administration and generally assists in the Fund’s operations. Officers of the Trust are employees of ALPS. The Fund’s administration fee is accrued on a daily basis and paid monthly. Administration fees paid by the Fund for the six months ended October 31, 2015 are disclosed in the Statement of Operations.

ALPS is reimbursed by the Fund for certain out-of-pocket expenses.

Transfer Agent

ALPS serves as transfer, dividend paying and shareholder servicing agent for the Fund. ALPS receives an annual minimum fee, a fee based upon the number of shareholder accounts, and is also reimbursed by the Fund for certain out-of-pocket expenses.

Compliance Services

ALPS provides services that assist the Trust’s chief compliance officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act and receives an annual base fee. ALPS is reimbursed for certain out-of-pocket expenses by the Fund.

Principal Financial Officer

ALPS receives an annual fee for providing principal financial officer services to the Fund.

20	Stonebridge Small-Cap Growth Fund

Stonebridge Small-Cap Growth Fund	Notes to Financial Statements

October 31, 2015 (Unaudited)

Distributor

ALPS Distributors, Inc. (“ADI” or the “Distributor”) (an affiliate of ALPS) acts as the distributor of the Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares are sold on a continuous basis by ADI as agent for the Fund, and ADI has agreed to use its best efforts to solicit orders for the sale of the Fund’s shares, although it is not obliged to sell any particular amount of shares. ADI is not entitled to any compensation for its services as Distributor. ADI is registered as a broker-dealer with the U.S. Securities and Exchange Commission.

7. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses, which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. RECENT ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2015-07, “Disclosures for Investments in Certain Entities that Calculate Net Asset Value Per Share (or its Equivalent).” This is an update to Accounting Standards Codification Topic 820, Fair Value Measurement. ASU 2015-07 removes the requirement to categorize within the fair value hierarchy investments for which fair value is measured at net asset value per share (or its equivalent) using the practical expedient. ASU 2015-17 is effective for annual reporting periods beginning on or after December 15, 2015, and interim periods within those annual periods, with retrospective application for all periods presented. The Fund is currently evaluating the impact ASU 2015-07 will have on the Fund’s financial statements and disclosures.

Semi-Annual Report | October 31, 2015	21

Stonebridge Small-Cap Growth Fund	Disclosure Regarding Approval of Fund Advisory Agreement

October 31, 2015 (Unaudited)

On September 15, 2015, the Trustees met in person to discuss, among other things, the approval of the investment advisory agreement between Financial Investors Trust (the “Trust”) and Stonebridge Capital Management, Inc. (the “Adviser”) (the “Investment Advisory Agreement”), in accordance with Section 15(c) of the 1940 Act. The Independent Trustees met with independent legal counsel during executive session and discussed the Investment Advisory Agreement and other related materials.

In renewing and approving the Investment Advisory Agreement with the Adviser, the Trustees, including the Independent Trustees, considered the following factors with respect to Stonebridge Small-Cap Growth Fund (the “Fund”):

Investment Advisory Fee Rate: The Trustees reviewed and considered the contractual annual advisory fee to be paid by the Trust, on behalf of the Fund to the Adviser of 0.75% of the Fund’s daily average net assets, in light of the extent and quality of the advisory services provided by the Adviser to the Fund. The Board received and considered information including a comparison of the Fund’s contractual and actual advisory fees and overall expenses with those of funds in the peer expense group and universe of funds provided by an independent provider of investment company data (the “Data Provider”). The Trustees noted that the investment advisory fee rate was below both the median peer group fee and the median universe fee for the Fund.

Total Expense Ratios: Based on such information, the Trustees further reviewed and considered the total expense ratio of 2.12% for the Fund. The Trustees noted that the total expense ratio was substantially above the median peer group total expense ratio and the median universe total expense ratio for the Fund. The Trustees also considered the Adviser’s proposal to enter into a contractual arrangement with the Trust pursuant to which the Adviser would waive a portion of its fees and/or reimburse expenses in amounts necessary to limit the Fund’s total expense ratio, exclusive of certain expenses, to 1.96% for a certain period.

Nature, Extent and Quality of the Services under the Investment Advisory Agreement: The Trustees received and considered information regarding the nature, extent and quality of services to be provided to the Fund under the Investment Advisory Agreement. The Trustees reviewed certain background materials supplied by the Adviser in its presentation, including its Form ADV. The Trustees also reviewed and considered supplemental information provided by the Adviser relating to, among other things, its management of the predecessor fund to the Fund.

The Trustees reviewed and considered the Adviser’s investment advisory personnel, its history as an asset manager and its performance and the amount of assets currently under management by the Adviser and its affiliated entities. The Trustees also reviewed the research and decision-making processes utilized by the Adviser, including the methods adopted to seek to achieve compliance with the investment objectives, policies and restrictions of the Fund.

The Trustees considered the background and experience of the Adviser’s management in connection with the Fund, including reviewing the qualifications, backgrounds and responsibilities of the management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments.

The Trustees also reviewed, among other things, the Adviser’s insider trading policies and procedures and its Code of Ethics.

22	Stonebridge Small-Cap Growth Fund

Stonebridge Small-Cap Growth Fund	Disclosure Regarding Approval of Fund Advisory Agreement

October 31, 2015 (Unaudited)

Performance: The Trustees reviewed performance information for the Fund for the 3 month, 1-year, 3-year and 5-year periods ended June 30, 2015. That review included a comparison of the Fund’s performance to the performance of a group of comparable funds selected by the Data Provider. The Trustees noted the performance of the Fund was above the peer universe median for the most recent 3-month period and significantly below the peer universe median for the 1-year, 3-year and 5-year periods. The Trustees also considered the Adviser’s discussion of the Fund’s underlying portfolio diversification categories, its top contributors and top detractors, as well as the Adviser’s performance and reputation generally and its investment techniques, risk management controls and decision-making processes.

Comparable Accounts: The Trustees considered the Adviser’s statements indicating that there were no comparable accounts.

Profitability: The Trustees received and considered a retrospective and projected profitability analysis prepared by the Adviser based on the fees payable under the Investment Advisory Agreement. The Trustees considered the profits, if any, anticipated to be realized by the Adviser in connection with the operation of the Fund. The Board then reviewed the Adviser’s most recent year-end financial statements (unaudited) for the period ended December 31, 2014 and profit and loss statement for January through June 2015 in order to analyze the financial condition and stability and profitability of the adviser.

Economies of Scale: The Trustees considered whether economies of scale in the provision of services to the Fund will be passed along to the shareholders under the proposed agreements.

Other Benefits to the Adviser: The Trustees reviewed and considered any other incidental benefits derived or to be derived by the Adviser from its relationship with the Fund, including whether soft dollar arrangements were used.

In selecting the Adviser as the Fund’s investment adviser and approving the Investment Advisory Agreement and the fees charged under the Investment Advisory Agreement, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to approve the Investment Advisory Agreement. Further, the Independent Trustees were advised by separate independent legal counsel throughout the process. The Trustees, including all of the Independent Trustees, concluded that:

•	the investment advisory fee rate was below the median peer group fee and the median universe fee for the Fund;
•	the total expense ratio was substantially above the median peer group fee and the median universe fee for the Fund;
•

the Adviser proposed to enter into a contractual arrangement with the Trust pursuant to which the Adviser would waive a portion of its fees and/or reimburse expenses in amounts necessary to limit the Fund’s total expense ratio, exclusive of certain expenses, to 1.96% for a certain period;

•	the nature, extent and quality of services to be rendered by the Adviser under the Investment Advisory Agreement were adequate;
•

the performance of the Fund was significantly below its Data Provider peer universe median for the 1-year, 3-year and 5-year periods, but showed improving performance relative to the peer universe median in more recent periods;

Semi-Annual Report | October 31, 2015	23

Stonebridge Small-Cap Growth Fund	Disclosure Regarding Approval of Fund Advisory Agreement

October 31, 2015 (Unaudited)

•	there were no comparable accounts managed by the Adviser;
•	the profit, if any, realized by the Adviser in connection with the operation of the Fund is not unreasonable to the Fund; and
•	there were no material economies of scale or other incidental benefits accruing to the Adviser in connection with its relationship with the Fund.

After reviewing the information received, the Trustees requested supplemental information and the Adviser provided materials in response. The Board determined that, given the totality of the information provided with respect to the Investment Advisory Agreement, the Board had received sufficient information to approve the Investment Advisory Agreement.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that the Adviser’s compensation for investment advisory services is consistent with the best interests of the Fund and its shareholders.

24	Stonebridge Small-Cap Growth Fund

Stonebridge Small-Cap Growth Fund	Additional Information

October 31, 2015 (Unaudited)

1. FUND HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Fund’s Form N-Q are available without charge on the SEC website at http://www.sec.gov. You may also review and copy the Form N-Q at the SEC’s Public Reference Room in Washington, DC. For more information about the operation of the Public Reference Room, please call the SEC at 1-800-SEC-0330.

2. FUND PROXY VOTING POLICIES, PROCEDURES AND SUMMARIES

The Fund’s policies and procedures used in determining how to vote proxies and information regarding how the Fund voted proxies relating to portfolio securities during the most recent prior 12-month period ending June 30 are available without charge, (1) upon request, by calling (toll-free) 800-639-3935 and (2) on the SEC’s website at http://www.sec.gov.

Semi-Annual Report | October 31, 2015	25

This report and its financial statements are submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus.

VULCAN
VALUE
PARTNERS

SEMI-ANNUAL

October 31, 2015 *(unaudited)*

VULCAN VALUE PARTNERS FUND

VULCAN VALUE PARTNERS SMALL CAP FUND

www.vulcanvaluepartners.com

Shareholder Letter

October 31, 2015 (Unaudited)

PORTFOLIO REVIEW

General

For the six months ended October 31, 2015, Vulcan Value Partners Fund returned -6.06% and the Vulcan Value Partners Small Cap Fund returned -5.16%. We experienced meaningful volatility during the last half of the six month period ending October 31, 2015 for the first time in several years. While it did not last as long as we would have liked, we took full advantage of it while it did last. We materially re-positioned the funds into positions of greater concentration in businesses that were more deeply discounted. We paid a price in terms of poor short-term performance but believe we mitigated risk and improved our long-term prospects. As you know, we place no weight on short-term results, good or bad, and neither should you. In fact, we have and will continue to willingly make decisions that negatively impact short-term performance when we think we can mitigate risk and improve our long-term returns. We encourage you to place more weight on our longer term historical results and a great deal of weight on our long-term prospects.

We entered the last half of the period ending October 31, 2015 with the portfolios defensively positioned. In our second quarter letter we wrote:

“[I]n the current environment our investment discipline results in us having smaller position sizes in our diversified portfolios, which increases liquidity and enables us to respond quickly to better opportunities, should they present themselves.

Unfortunately, we believe near term compounding prospects are below average. Valuation levels are higher than they have been in many years. Applying a consistent valuation methodology, many of the companies we do not own are trading above our estimate of fair value. The companies we do own trade at an estimated discount, but the discounts available to us are not as great as we would like. Moreover, a sluggish global economy, combined with a very strong dollar is causing value growth to be below average for many companies we follow. Volatility continues to be very low, which reduces the number of potential investment opportunities available to us.”

What stayed the same and what changed? Well, the global economy remains weak. In fact, our bottom up work suggests the global economy is weaker than the top down macroeconomists say it is. What did change was an increasing recognition of this fact in the markets which resulted in a spike of volatility around the world. We used our liquidity to take larger stakes in fantastic businesses at deeper discounts to our estimates of fair value than have been available in quite some time. As a result, we materially improved our estimated margin of safety by lowering our price to value ratios, and we became more concentrated in these more discounted businesses. In the Large Cap Fund, we went from owning 35 companies to 30. Estimated price to value ratios improved to the lower 60’s from the high 70’s at the beginning of the year. In the Small Cap Fund, we went from holding 17% cash (because limit orders we were using were not being filled) to being fully invested. Estimated price to value ratios improved to the upper 60’s.

We were able to improve our margin of safety because we limit ourselves to only owning businesses we believe have inherently stable values. When prices fall and estimated values remain firm, we are able to take advantage of stock price volatility. We exited more fully valued companies in which we had smaller position sizes – our “winners” – and used the proceeds to buy larger stakes in more discounted businesses – our “losers.” Our performance during the period would have been better if we had not done so. We believe our prospects over the next five years would be worse if we had not done so. We will always choose the long-term over the short-term.

Semi-Annual Report | October 31, 2015	1

Shareholder Letter

October 31, 2015 (Unaudited)

If volatility continues, and we hope it does, expect more periods of poor performance. If we successfully execute our investment discipline, we believe these painful periods ultimately will result in superior long-term results. You are an important part of enabling us to execute. Your patient capital and shared long-term time horizon allows us to buy competitively entrenched business at what we believe are absurd valuation levels because sellers are worried about short-term results.

An example is instructive: We own several businesses that are experiencing changes to their business models that are holding back short-term results but should, in our view, lead to better long-term returns. The most prominent example is Oracle, which we own in the Large Cap Fund. Oracle and SAP dominate the global enterprise software market. This market is evolving from onsite delivery of software solutions to cloud- based delivery. For the foreseeable future, we expect the market to be a hybrid, whereby some solutions reside in the enterprise and some are delivered through the cloud. Oracle and SAP are the only companies able to deliver comprehensive enterprise solutions onsite or through the cloud or in combination, and Oracle is ahead of SAP in this transition. Oracle’s cloud business grew 34% in their most recent quarter, and it is accelerating. Their results exceeded their own expectations and are well ahead of ours. Ironically, the faster the cloud grows, the more pressure it puts on short-term results because cloud products do not have an upfront license fee, while enterprise products do. Our research shows cloud-based products are more profitable over time. Perhaps as soon as next year, the revenue mix-shift to faster growing cloud products should overwhelm the reduction in less valuable, one-time, upfront license fees. Next year is too long for Wall Street to wait, and Oracle’s stock has been one of our worst performers, down nearly 14% so far this year. Meanwhile, we enjoy a $14B free cash flow coupon that is being used to repurchase discounted stock. With a stable value and improving long-term prospects, Oracle is our largest position firm wide.

In the discussion that follows, we generally define material contributors and detractors as companies having a greater than 1% impact on the portfolio.

Vulcan Value Partners Fund Review:

We bought three new positions during the second quarter and sold twelve positions.

There were no material contributors to performance, and there were three material detractors to performance during the period. Material detractors include Aberdeen Asset Management, National Oilwell Varco, and Fossil Group.

Aberdeen Asset Management is one of the leading asset managers in the world and has global reach on a scale few others in the industry can rival. Based in the U.K., the company has exposure to emerging markets, which hurt its short-term results. Moreover, Aberdeen has been disciplined about closing existing funds to new investors, which has hurt its short-term results but we believe is good for its long-term prospects.

2	www.vulcanvaluepartners.com

Shareholder Letter

October 31, 2015 (Unaudited)

National Oilwell Varco is the leading provider of offshore drilling platforms, and its products are used on virtually every well in the world – both onshore and offshore. Regardless of the price of oil, producers simply cannot produce output without using National Oilwell Varco’s products. The company is producing strong free cash flow in the current downturn and is using its free cash flow to repurchase deeply discounted stock. We started purchasing National Oilwell Varco after oil dropped to $50 per barrel. It is one of the few companies in the energy sector that qualifies for investment at Vulcan Value Partners.

Fossil Group is the largest lifestyle watch company in the world. It is a preferred partner for brands such as Michael Kors because Fossil Group has global scale in both manufacturing and distribution. In addition, Fossil Group sells its own brands, such as Fossil and Skagen. We knew 2015 would be a tough year for the company due to the strong dollar and investments to expand into wearables. Looking beyond 2015, we believe Fossil is very well positioned to add additional partners to its portfolio of brands and expand its addressable market by partnering with Intel and Google to produce fashion-oriented wearables. In the meantime, Fossil Group is producing strong free cash flow and using it to repurchase its discounted stock.

Purchases include Honeywell International, Swiss Re, and Unilever. Both Honeywell and Unilever are companies that we have owned and/or followed for many years. Their estimated values have compounded at a consistent rate and are stable. They are well managed, have strong balance sheets, and are trading at a discount to our estimate of intrinsic worth, thereby providing a margin of safety.

Swiss RE is one of the largest reinsurance companies in the world. It has been in business 152 years. It was a conservatively managed, well-run company but made disastrous capital allocation decisions just before the financial crisis. Swiss RE’s former CEO had an investment banking background. Just prior to the financial crisis he steered the company’s investment portfolio into riskier commercial mortgage-backed securities (CMBS) and began insuring credit default swaps. As the financial crisis hit, Swiss RE took heavy losses on both the asset and liability sides of its balance sheet. Importantly, the core reinsurance business never skipped a beat. Swiss RE was forced to go to Berkshire Hathaway, hat in hand, and recapitalize on very attractive terms to Berkshire Hathaway and on onerous terms for Swiss RE. Why would we even look at such a company? New management has returned Swiss RE to its conservative past. Capital allocation has been excellent since then with Berkshire Hathaway’s expensive capital paid off. The investment portfolio has been reinvested primarily in highly-rated, government- backed debt. Underwriting results, which always remained profitable, continue to be good. Swiss RE is not a turnaround. It has turned around already, but the market does not believe it and neither did we until we did our due diligence.

Sales included Emerson Electric, Intercontinental Hotels Group, Louis Vuitton Moet Hennessy, MSCI Inc, Partners Re, Precision Castparts, Sabre Corporation, Chubb, Nasdaq Inc., Scripps Network Interactive, Colgate-Palmolive, and Unilever.

Intercontinental Hotels Group deserves special mention. It was an excellent investment for us but had reached our estimate of intrinsic worth. As mentioned, we will not own anything at our estimate of fair value because we have no margin of safety in terms of price compared to estimated value. We believe Intercontinental Hotels Group, led by CEO Richard Solomons, did an especially good job intelligently allocating capital while we owned it, selling assets at fantastic prices and repurchasing discounted stock. We are grateful for the hard work and intelligent decisions made by their management team, which benefited our own results.

Semi-Annual Report | October 31, 2015	3

Shareholder Letter

October 31, 2015 (Unaudited)

Chubb was also an outstanding investment for us. Its estimated value compounded steadily while we owned it, and its price appreciated more. During the third quarter, ACE, Ltd. bid for the company at almost exactly our estimate of intrinsic worth, and we sold our entire position to increase our stakes in more discounted companies. Nasdaq was another company that worked out very well for us. We sold it very close to our estimate of fair value to increase our stakes in more discounted companies. We lost money on Scripps Interactive Networks. On a standalone basis, there was no reason to sell it. However, within the context of the portfolio, we had the opportunity to reallocate capital to substantially more discounted companies, so we sold it to do so. Colgate-Palmolive and Unilever were also a smaller positions that we sold and redeployed capital to increase our stakes in more discounted companies.

We are pleased with the changes we were able to make during the second half of the period to mitigate risk and improve our long-term prospects. In the second quarter letter we wrote, “We hope to experience more stock price volatility in the coming months but, of course, we cannot control what Mr. Market decides to do.” Well, we got the volatility we were hoping for. We were ready and took full advantage of it. We would prefer to see more of it. Short-term volatility creates opportunity for long-term investors.

Vulcan Value Partners Small Cap Fund Review:

In our second quarter letter we wrote:

“In Small Cap, we have sold a number of positions at our estimate of fair value but have been unable to redeploy capital back into replacements at prices that provide us with a margin of safety. Consequently, cash levels are rising, and price to value ratios in the companies we do own are not as low as in Large Cap. Our investment philosophy tends to keep us fully invested most of the time. However, at extremes, cash levels can rise. We will not compromise on quality, and we will not pay fair value for anything. We size positions according to our estimated discount. The larger the discount, the larger the position size and vice versa. When discounts are not available then cash levels will rise as a residual. The last time cash levels began to rise in Small Cap was 2007. Cash levels are roughly half the level they were in 2007, but they are headed higher as this letter is being written. We all know what happened in 2008.

We encourage our Small Cap Partners to reduce their small cap exposure in general and with us if they have better alternatives. At the very least, we strongly ask you to not add to your Small Cap allocation with us. There will be a day when we write the opposite of what we are writing today. We look forward to writing that letter, but for the time being, we believe Small Cap risks are rising and potential returns are falling.”

In August, cash levels peaked at 17% before volatility spiked in August. We use limit orders to buy and sell. The sales were easy. The buys were difficult until August. We ended the period fully invested.

We bought ten new positions during the period and sold twelve positions.

There were no material contributors to performance, and there were two material detractors to performance during the period. Material detractors include Nu Skin Enterprises and Fossil Group.

4	www.vulcanvaluepartners.com

Shareholder Letter

October 31, 2015 (Unaudited)

Nu Skin returned approximately -28% in the period. It was up 38.8% in the first quarter when it was our largest position. Following our investment discipline, we reduced our weight in Nu Skin prior to its stock price decline because its price had risen faster than its estimated value in the first quarter of this year. We still have a significant stake in Nu Skin and are optimistic that its estimated value will compound at double digit rates over the next five years.

Fossil Group is the largest lifestyle watch company in the world. It is a preferred partner for brands such as Michael Kors because Fossil Group has global scale in both manufacturing and distribution. In addition, Fossil Group sells its own brands, such as Fossil and Skagen. We knew 2015 would be a tough year for the company due to the strong dollar and investments to expand into wearables. Looking beyond 2015, we believe Fossil is very well positioned to add additional partners to its portfolio of brands and expand its addressable market by partnering with Intel and Google to produce fashion-oriented wearables. In the meantime, Fossil Group is producing strong free cash flow and using it to repurchase its discounted stock.

New purchases include Cohen & Steers, Herman Miller, Jack Henry & Associates, Lincoln Electric, Savills PLC, Timkin Company, Concentric AB, Core Laboratories, Crane Company, and Thermon Group.

Concentric AB makes engine and hydraulic products used in medium and heavy-duty diesel engines. Their products tend to have long life cycles and are critical components where quality is more important than price. Core Laboratories provides products that are critical for the exploration and production of oil and gas. Regardless of commodity prices, E&P companies have to use Core Laboratories’ products, so it enjoys strong pricing power. Crane Company makes aerospace and fluid handling products. Its brakes are on virtually every Boeing aircraft in production. Thermon Group makes products used to monitor temperatures in pipelines. Its products are used in energy transportation, manufacturing, refining, and by utilities. Similar to Core Laboratories, its products are needed regardless of end market commodity prices.

We have owned Lincoln Electric and Jack Henry & Associates before. Both meet our quality criteria and have compounded their estimated values since we sold them. They are not as discounted as they were when we originally purchased them, but they are among the most discounted companies we could find that meet our quality standards. One new purchase, Cohen and Steers, was also sold shortly after we bought it. We simply could not execute on the trading desk and buy a meaningful stake at prices that we found attractive.

We sold Cohen & Steers, Exponent, KMG Chemicals, Rovi Corporation, Core Laboratories, Herman Miller, Jack Henry & Associates, Chemed, MSCI Inc., Omnicell, ProAssurance, and Sabre Corp.

Cohen and Steers is explained above. Exponent and KMG Chemicals reached our estimate of fair value, so we sold them. Rovi’s competitive position declined due to adverse legal rulings related to their patent portfolio. Subsequent to our sale, Rovi’s stock price has declined over 18%.

Chemed, MSCI, Omnicall, Proassurance and Sabre all were excellent investments or us, and all were sold at or very near our estimate of fair value. We used the proceeds from these sales to redeploy capital into more discounted companies with larger margins of safety.

Semi-Annual Report | October 31, 2015	5

Shareholder Letter

October 31, 2015 (Unaudited)

We are pleased with the changes we were able to make during the period to mitigate risk and improve our long-term prospects. Estimated price to value ratios have improved, and we are fully invested. We no longer feel that we need to tell you that we “encourage our Small Cap Partners to reduce their small cap exposure in general and with us if they have better alternatives.” However, we believe our opportunity set remains more attractive in Large Cap than in Small Cap. Things have improved materially, but we would not encourage you to increase your small cap exposure with us or anyone else unless valuation levels continue to improve.

Closing

We have been wanting to see more volatility for a long time. We got it in the second half of the period and took advantage of it. As you know, everyone at Vulcan Value Partners is required to invest in publicly traded equities exclusively through Vulcan. From this perspective, we feel that the poor performance we endured was a small price to pay for the material improvement in margin of safety and enhanced prospective long-term returns. Future periods may be more painful. As long as our price to value ratios are improving more than the decline in stock prices, our long-term prospects are improving. We thank you for your patient capital, long-term time horizon, and confidence in us.

C.T. Fitzpatrick

Chief Executive Officer

Vulcan Value Partners, LLC

Please see page 7 and 10 for 1 year and inception to date returns for the Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund, respectively.

Margin of Safety is a favorable difference between the price of a company’s shares and the estimated intrinsic value of those shares.

The views of the author and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer’s current views. The views expressed are those of the author only, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the Funds or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither Vulcan Value Partners, LLC nor the Funds accept any liability for losses either direct or consequential caused by the use of this information.

The Funds are subject to investment risks, including possible loss of the principal amount invested and therefore are not suitable for all investors. The Funds may not achieve their objectives.

Diversification does not assure a profit or protect against loss.

The primary and secondary benchmark indexes are not actively managed and do not reflect any deductions for fees, expenses or taxes. An investor may not invest directly in an index.

The Funds are distributed by ALPS Distributors, Inc.

6	www.vulcanvaluepartners.com

Fund Overview

October 31, 2015 (Unaudited)

VULCAN VALUE PARTNERS FUND

Average Annual Total Returns (as of 10/31/15)

				Since	Expense Ratios
	1 Year	3 Year	5 Year	Inception*	Total	Net**

Vulcan Value Partners Fund	0.24%	15.78%	14.77%	13.75%	1.08%	1.08%
S&P 500® Total Return Index***	5.20%	16.20%	14.33%	13.42%
Russell 1000® Value Index***	0.53%	14.52%	13.26%	12.49%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. The Fund imposes a 2.00% redemption fee on shares held for less than 90 days. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-877-421-5078.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Subject to investment risks, including possible loss of the principal amount invested.

*	Fund inception date of 12/30/09.

**

Vulcan Value Partners, LLC (“Vulcan” or the “Adviser”) has given a contractual agreement to the Fund that to the extent the Total Annual Fund Operating Expenses (as defined in Item 3 of Form N-1A) with respect to the Fund (exclusive of Acquired Fund Fees and Expenses (if any), brokerage expenses, interest expense, taxes and extraordinary expenses) (“Designated Annual Fund Operating Expenses”) exceed 1.25% of the Fund’s average daily net assets for a particular fiscal year of the Fund, the Adviser will reduce the Management Fee and/or Other Expenses otherwise payable to the Adviser with respect to the Fund for the fiscal year by an amount equal to such excess, and/or the Adviser shall reimburse the Fund by the amount of such excess. This agreement is in effect through August 31, 2016. Without this agreement, expenses could be higher. If the Adviser foregoes any fees and/or reimburses the Fund pursuant to this letter agreement with respect to a particular fiscal year, then the Adviser shall be entitled to recover from the Fund the amount foregone or reimbursed to the extent Designated Annual Fund Operating Expenses are less than 1.25% of the Fund’s average daily net assets if within three years after the expenses were incurred. Ratios as of the Prospectus dated August 31, 2015 and may differ from the ratio disclosed in the Financial Highlights.

***	Indices are not actively managed and do not reflect any deduction for fees, expenses or taxes. An investor may not invest directly in an index.

Semi-Annual Report | October 31, 2015	7

Fund Overview

October 31, 2015 (Unaudited)

Performance of $10,000 Initial Investment (for the period ended October 31, 2015)

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	Fund inception date of 12/30/09.

(1)

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values. The index is not actively managed and does not reflect any deductions for fees, expense or taxes. An investor may not invest directly in an index.

(2)

The S&P 500® Total Return Index is an unmanaged index of 500 common stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index. The index is not actively managed and does not reflect any deductions for fees, expense or taxes. An investor may not invest directly in an index.

Investing in the Fund is subject to investment risks, including possible loss of the principal amount invested.

Industry Allocation (as a % of Net Assets)*

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

8	www.vulcanvaluepartners.com

Disclosure of Fund Expenses

October 31, 2015 (Unaudited)

As a shareholder of the Vulcan Value Partners Fund (the “Fund”), you will incur two types of costs: (1) transaction costs, including applicable redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on May 1, 2015 and held until October 31, 2015.

Actual Expenses. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees, such as redemption fees or exchange fees. Therefore, the second line of each table below is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Vulcan Value Partners Fund

	Beginning Account	Ending Account		Expenses Paid
	Value	Value	Expense	During period
	5/1/15	10/31/15	Ratio(a)	5/1/15 - 10/31/15(b)

Actual	$ 1,000.00	$ 939.40	1.07%	$ 5.22
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,019.76	1.07%	$ 5.43

(a)	The Fund’s expense ratios have been annualized based on the Fund’s most recent fiscal half-year expenses.
(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184)/366 (to reflect the half-year period).

Semi-Annual Report | October 31, 2015	9

Fund Overview

October 31, 2015 (Unaudited)

VULCAN VALUE PARTNERS SMALL CAP FUND

Average Annual Total Returns (as of 10/31/15)

				Since	Expense Ratios
	1 Year	3 Year	5 Year	Inception*	Total	Net**

Vulcan Value Partners Small Cap Fund	0.62%	13.89%	14.54%	15.23%	1.26%	1.25%
Russell 2000® Value Index***	-2.88%	11.65%	10.53%	10.84%
Russell 2000® Index***	0.34%	13.90%	12.06%	12.44%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. The Fund imposes a 2.00% redemption fee on shares held for less than 90 days. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-877-421-5078.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Subject to investment risks, including possible loss of the principal amount invested.

*	Fund inception date of 12/30/09.

**

Vulcan Value Partners, LLC (“Vulcan” or the “Adviser”) has given a contractual agreement to the Fund that to the extent the Total Annual Fund Operating Expenses (as defined in Item 3 of Form N-1A) with respect to the Fund (exclusive of Acquired Fund Fees and Expenses (if any), brokerage expenses, interest expense, taxes and extraordinary expenses) (“Designated Annual Fund Operating Expenses”) exceed 1.25% of such Fund’s average daily net assets for a particular fiscal year of the Fund, the Adviser will reduce the Management Fee and/or Other Expenses otherwise payable to the Adviser with respect to the Fund for such fiscal year by an amount equal to such excess, and/or the Adviser shall reimburse the Fund by the amount of such excess. This agreement is in effect through August 31, 2016. Without this agreement, expenses could be higher. If the Adviser foregoes any fees and/or reimburses the Fund pursuant to this letter agreement with respect to a particular fiscal year, then the Adviser shall be entitled to recover from the Fund the amount foregone or reimbursed to the extent Designated Annual Fund Operating Expenses are less than 1.25% of the Fund’s average daily net assets if within three years after the expenses were incurred. Ratios as of the Prospectus dated August 31, 2015 and may differ from the ratio disclosed in the Financial Highlights.

***	Indices are not actively managed and do not reflect any deduction for fees, expenses or taxes. An investor may not invest directly in an index.

10	www.vulcanvaluepartners.com

Fund Overview

October 31, 2015 (Unaudited)

Performance of $10,000 Initial Investment (for the period ended October 31, 2015)

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	Fund inception date of 12/30/09.

(1)

The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values. The index is not actively managed and does not reflect any deductions for fees, expense or taxes. An investor may not invest directly in an index.

(2)

The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 8% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The index is not actively managed and does not reflect any deductions for fees, expense or taxes. An investor may not invest directly in an index.

Investing in the Fund is subject to investment risks, including possible loss of the principal amount invested.

Industry Allocation (as a % of Net Assets)*

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

Semi-Annual Report | October 31, 2015	11

Disclosure of Fund Expenses

October 31, 2015 (Unaudited)

As a shareholder of the Vulcan Value Partners Small Cap Fund (the “Fund”), you will incur two types of costs: (1) transaction costs, including applicable redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on May 1, 2015 and held until October 31, 2015.

Actual Expenses. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees, such as redemption fees or exchange fees. Therefore, the second line of each table below is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Vulcan Value Partners Small Cap Fund

	Beginning Account	Ending Account		Expenses Paid
	Value	Value	Expense	During period
	5/1/15	10/31/15	Ratio(a)	5/1/15 - 10/31/15(b)

Actual	$ 1,000.00	$ 948.40	1.25%	$ 6.12
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,018.85	1.25%	$ 6.34

(a)	The Fund’s expense ratios have been annualized based on the Fund’s most recent fiscal half-year expenses.
(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184)/366 (to reflect the half-year period).

12	www.vulcanvaluepartners.com

Vulcan Value Partners Fund	Statement of Investments
October 31, 2015 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (98.20%)
Communications (15.72%)
Internet (2.69%)
F5 Networks, Inc.(a)	447,639	$49,329,818

Media (7.93%)
Discovery Communications, Inc., Class C(a)	3,277,278	90,190,690
Time Warner, Inc.	381,434	28,737,238
Walt Disney Co.	233,020	26,503,695

		145,431,623

Telecommunications (5.10%)
Cisco Systems, Inc.	2,419,831	69,812,124
Verizon Communications, Inc.	502,552	23,559,638

		93,371,762

TOTAL COMMUNICATIONS		288,133,203

Consumer, Cyclical (4.27%)
Distribution/Wholesale (4.27%)
Fossil Group, Inc.(a)	1,437,950	78,238,859

TOTAL CONSUMER, CYCLICAL		78,238,859

Consumer, Non-cyclical (9.45%)
Commercial Services (3.58%)
Mastercard, Inc., Class A	663,666	65,696,297

Healthcare-Services (5.87%)
Aetna, Inc.	484,727	55,636,965
Anthem, Inc.	372,981	51,900,306

		107,537,271

TOTAL CONSUMER, NON-CYCLICAL		173,233,568

Energy (4.40%)
Oil & Gas Services (4.40%)
National Oilwell Varco, Inc.	2,144,189	80,707,274

TOTAL ENERGY		80,707,274

Financial (32.15%)
Banks (5.70%)
Bank of New York Mellon Corp.	1,090,318	45,411,745

Semi-Annual Report | October 31, 2015	13

Statement of Investments	Vulcan Value Partners Fund

October 31, 2015 (Unaudited)

		Value
	Shares	(Note 2)

Financial (continued)
Banks (continued)
State Street Corp.	856,626	$59,107,194

		104,518,939

Diversified Financial Services (15.17%)
Aberdeen Asset Management PLC	14,973,509	80,029,407
Franklin Resources, Inc.	2,287,379	93,233,568
T. Rowe Price Group, Inc.	550,649	41,640,077
Visa, Inc., Class A	815,682	63,280,610

		278,183,662

Insurance (11.28%)
Axis Capital Holdings, Ltd.	1,177,738	63,597,852
Everest Re Group, Ltd.	295,167	52,530,871
Swiss Re AG	974,310	90,585,350

		206,714,073

TOTAL FINANCIAL		589,416,674

Industrial (16.85%)
Aerospace & Defense (3.70%)
Boeing Co.	458,295	67,859,741

Electronics (0.93%)
Honeywell International, Inc.	165,621	17,105,337

Industrial Services (2.07%)
MSC Industrial Direct Co., Inc., Class A	603,596	37,887,721

Miscellaneous Manufacturing (10.15%)
Dover Corp.	797,064	51,354,833
Parker-Hannifin Corp.	1,286,218	134,667,025

		186,021,858

TOTAL INDUSTRIAL		308,874,657

Technology (15.36%)
Computers (0.84%)
Apple, Inc.	128,629	15,371,166

Semiconductors (2.90%)
QUALCOMM, Inc.	893,905	53,115,835

14	www.vulcanvaluepartners.com

Vulcan Value Partners Fund	Statement of Investments

October 31, 2015 (Unaudited)

			Value
		Shares	(Note 2)

Technology (continued)
Software (11.62%)
Check Point Software Technologies, Ltd.(a)		230,350	$19,565,929
Microsoft Corp.		849,195	44,701,625
Oracle Corp.		3,831,554	148,817,557

			213,085,111

TOTAL TECHNOLOGY			281,572,112

TOTAL COMMON STOCKS (Cost $1,735,707,786)			1,800,176,347

	7-Day		Value
	Yield	Shares	(Note 2)

SHORT TERM INVESTMENTS (1.99%)
Money Market Fund (1.99%)
Dreyfus Treasury Prime Cash Management Fund, Institutional Shares	0.010%	36,454,548	36,454,548

TOTAL SHORT TERM INVESTMENTS (Cost $36,454,548)			36,454,548

TOTAL INVESTMENTS (100.19%) (Cost $1,772,162,334)			$1,836,630,895

Liabilities In Excess Of Other Assets (-0.19%)			(3,476,267)

NET ASSETS (100.00%)			$1,833,154,628

(a)	Non-Income Producing Security.

Common Abbreviations:

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

Ltd. - Limited.

PLC - Public Limited Company.

Holdings are subject to change.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Accompanying Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	15

Statement of Investments	Vulcan Value Partners Small Cap Fund

October 31, 2015 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (94.32%)
Communications (2.71%)
Media (2.71%)
SAI Global, Ltd.	9,680,569	$30,305,105

TOTAL COMMUNICATIONS		30,305,105

Consumer, Cyclical (15.35%)
Distribution/Wholesale (5.87%)
Fossil Group, Inc.(a)	1,206,506	65,645,991

Housewares (4.97%)
Tupperware Brands Corp.	945,629	55,669,179

Retail (4.51%)
Nu Skin Enterprises, Inc., Class A	1,321,569	50,497,152

TOTAL CONSUMER, CYCLICAL		171,812,322

Consumer, Non-cyclical (3.57%)
Commercial Services (3.57%)
Navigant Consulting, Inc.(a)	1,399,209	24,066,395
Savills PLC	1,129,941	15,955,977

		40,022,372

TOTAL CONSUMER, NON-CYCLICAL		40,022,372

Energy (2.19%)
Oil & Gas Services (2.19%)
Thermon Group Holdings, Inc.(a)	1,220,186	24,537,941

TOTAL ENERGY		24,537,941

Financial (28.35%)
Diversified Financial Services (10.74%)
Ashmore Group PLC	12,590,122	52,404,173
Eaton Vance Corp.	769,099	27,772,165
NASDAQ, Inc.	65,362	3,783,806
Virtus Investment Partners, Inc.	310,250	36,311,660

		120,271,804

Insurance (17.61%)
Aspen Insurance Holdings, Ltd.	944,263	45,900,625
Axis Capital Holdings, Ltd.	829,325	44,783,550

16	www.vulcanvaluepartners.com

Vulcan Value Partners Small Cap Fund	Statement of Investments

October 31, 2015 (Unaudited)

		Value
	Shares	(Note 2)
Financial (continued)
Insurance (continued)
Everest Re Group, Ltd.	165,386	$29,433,746
Navigators Group, Inc.(a)	650,369	55,508,994
Safety Insurance Group, Inc.	371,931	21,553,402

		197,180,317

TOTAL FINANCIAL		317,452,121

Industrial (36.48%)
Aerospace & Defense (2.00%)
Curtiss-Wright Corp.	321,271	22,347,611

Electrical Components & Equipment (4.16%)
EnerSys	763,606	46,572,330

Electronics (6.60%)
Ituran Location and Control, Ltd.	1,360,860	27,761,544
Woodward, Inc.	1,014,050	46,139,275

		73,900,819

Hand/Machine Tools (1.86%)
Lincoln Electric Holdings, Inc.	347,610	20,790,554

Industrial Services (2.33%)
MSC Industrial Direct Co., Inc., Class A	415,546	26,083,822

Machinery-Diversified (7.26%)
Concentric AB	1,916,666	22,153,644
Graco, Inc.	122,076	8,960,379
Lindsay Corp.	443,673	30,072,156
Nordson Corp.	281,780	20,074,007

		81,260,186

Metal Fabricate/Hardware (3.87%)
Timken Co.	1,372,547	43,372,485

Miscellaneous Manufacturing (6.62%)
Actuant Corp., Class A	1,211,330	27,618,324
Crane Co.	410,812	21,625,144
Donaldson Co., Inc.	823,513	24,870,092

		74,113,560

Semi-Annual Report | October 31, 2015	17

Statement of Investments	Vulcan Value Partners Small Cap Fund

October 31, 2015 (Unaudited)

			Value
		Shares	(Note 2)
Industrial (continued)
Transportation (1.78%)
Forward Air Corp.		439,643	$19,942,207

TOTAL INDUSTRIAL			408,383,574

Technology (5.67%)
Software (5.67%)
ACI Worldwide, Inc.(a)		2,649,644	63,458,974

TOTAL TECHNOLOGY			63,458,974

TOTAL COMMON STOCKS (Cost $1,063,322,765)			1,055,972,409

	7-Day		Value
	Yield	Shares	(Note 2)

SHORT TERM INVESTMENTS (4.40%)
Money Market Fund (4.40%)
Dreyfus Treasury Prime Cash Management Fund, Institutional Shares	0.010%	49,202,179	49,202,179

TOTAL SHORT TERM INVESTMENTS (Cost $49,202,179)			49,202,179

TOTAL INVESTMENTS (98.72%) (Cost $1,112,524,944)			$1,105,174,588

Other Assets In Excess Of Liabilities (1.28%)			14,361,950

NET ASSETS (100.00%)			$1,119,536,538

(a)	Non-Income Producing Security.

18	www.vulcanvaluepartners.com

Vulcan Value Partners Small Cap Fund	Statement of Investments

October 31, 2015 (Unaudited)

Common Abbreviations:

AB - Aktiebolag is the Swedish equivalent of the term corporation.

Ltd. - Limited.

PLC - Public Limited Company.

Holdings are subject to change.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Accompanying Notes to Financial Statements.
Semi-Annual Report | October 31, 2015	19

Statements of Assets and Liabilities

October 31, 2015 (Unaudited)

	Vulcan Value Partners	Vulcan Value Partners
	Fund	Small Cap Fund

ASSETS:
Investments, at value	$1,836,630,895	$1,105,174,588
Cash	3,505,759	–
Receivable for investments sold	–	7,873,601
Receivable for shares sold	368,242	8,152,410
Dividends receivable	575,846	398,591
Other assets	40,749	16,838

Total assets	1,841,121,491	1,121,616,028

LIABILITIES:
Payable to custodian	–	10,984
Payable for investments purchased	4,525,685	–
Payable for shares redeemed	1,706,385	777,902
Payable to adviser	1,516,300	1,080,078
Payable for administration fees	80,391	50,301
Payable for transfer agency fees	46,594	80,406
Payable for professional fees	18,632	17,373
Payable for trustee fees and expenses	12,897	8,486
Accrued expenses and other liabilities	59,979	53,960

Total liabilities	7,966,863	2,079,490

NET ASSETS	$1,833,154,628	$1,119,536,538

NET ASSETS CONSIST OF:

Paid-in capital (Note 5)	$1,650,765,512	$1,068,557,917
Accumulated net investment income	9,476,880	425,034
Accumulated net realized gain on investments	108,443,675	57,903,943
Net unrealized appreciation/(depreciation) in value of investments	64,468,561	(7,350,356)

NET ASSETS	$1,833,154,628	$1,119,536,538

INVESTMENTS, AT COST	$1,772,162,334	$1,112,524,944

PRICING OF SHARES:
Net Asset Value, offering and redemption price per share	$18.76	$17.65
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	97,735,907	63,413,431

 See Accompanying Notes to Financial Statements.

20	www.vulcanvaluepartners.com

Statements of Operations
For the Six Months Ended October 31, 2015 (Unaudited)

	Vulcan Value Partners	Vulcan Value Partners
	Fund	Small Cap Fund

INVESTMENT INCOME:
Dividends	$15,993,684	$7,591,316
Foreign taxes withheld	(106,249)	(128,888)

Total investment income	15,887,435	7,462,428

EXPENSES:
Investment advisory fees (Note 6)	9,018,121	6,474,403
Administrative fees	243,833	152,748
Transfer agency fees	142,267	238,071
Professional fees	23,023	18,323
Custodian fees	103,981	62,040
Trustee fees and expenses	25,347	16,021
Recoupment of previously waived fees	–	24,808
Other	75,828	50,980

Total net expenses	9,632,400	7,037,394

NET INVESTMENT INCOME	6,255,035	425,034

Net realized gain on investments	48,722,291	41,432,180
Net change in unrealized depreciation of investments	(167,680,211)	(100,634,515)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(118,957,920)	(59,202,335)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(112,702,885)	$(58,777,301)

 See Accompanying Notes to Financial Statements.

Semi-Annual Report | October 31, 2015	21

Statements of Changes in Net Assets	Vulcan Value Partners Fund

	For the Six Months Ended	For the
	October 31, 2015	Year Ended
	(Unaudited)	April 30, 2015

OPERATIONS:
Net investment income	$6,255,035	$14,655,614
Net realized gain on investments and foreign currency transactions	48,722,291	98,001,413
Net change in unrealized appreciation/(depreciation) on investments	(167,680,211)	79,272,468

Net increase/(decrease) in net assets resulting from operations	(112,702,885)	191,929,495

DISTRIBUTIONS TO SHAREHOLDERS (Note 3):
From net investment income	–	(12,786,089)
From net realized gains on investments	–	(68,848,994)

Net decrease in net assets from distributions	–	(81,635,083)

SHARE TRANSACTIONS (Note 5):
Proceeds from sales of shares	343,809,508	787,552,477
Issued to shareholders in reinvestment of distributions	–	66,389,769
Cost of shares redeemed, net of redemption fees	(168,056,362)	(123,961,345)

Net increase from share transactions	175,753,146	729,980,901

Net increase in net assets	63,050,261	840,275,313

NET ASSETS:
Beginning of year	1,770,104,367	929,829,054

End of period*	$1,833,154,628	$1,770,104,367

*Includes accumulated net investment income of:	$9,476,880	$3,221,845

 See Accompanying Notes to Financial Statements.

22	www.vulcanvaluepartners.com

Vulcan Value Partners Small Cap Fund Statements of Changes in Net Assets

	For the Six
	Months Ended	For the
	October 31, 2015	Year Ended
	(Unaudited)	April 30, 2015
OPERATIONS:
Net investment income	$425,034	$5,831,901
Net realized gain on investments	41,432,180	75,800,547
Net change in unrealized appreciation/(depreciation) on investments	(100,634,515)	22,946,461
Net increase/(decrease) in net assets resulting from operations	(58,777,301)	104,578,909

DISTRIBUTIONS TO SHAREHOLDERS (Note 3):
From net investment income	–	(5,724,213)
From net realized gains on investments	–	(94,956,634)
Net decrease in net assets from distributions	–	(100,680,847)

SHARE TRANSACTIONS (Note 5):
Proceeds from sales of shares	139,903,340	286,238,909
Issued to shareholders in reinvestment of distributions	–	84,059,577
Cost of shares redeemed, net of redemption fees	(94,711,861)	(307,320,451)
Net increase from share transactions	45,191,479	62,978,035

Net increase/(decrease) in net assets	(13,585,822)	66,876,097

NET ASSETS:
Beginning of year	1,133,122,360	1,066,246,263
End of period*	$1,119,536,538	$1,133,122,360

*Includes accumulated net investment income/(loss) of:	$425,034	$–

See Accompanying Notes to Financial Statements.
Semi-Annual Report | October 31, 2015	23

Financial Highlights

For a share outstanding throughout the years presented.

NET ASSET VALUE, BEGINNING OF PERIOD
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
From net realized gains on investments
Total distributions

Redemption fees added to paid-in capital
Increase/(decrease) in net asset value
NET ASSET VALUE, END OF PERIOD

Total return

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000’s)

Ratio of expenses to average net assets without fee waivers/reimbursements
Ratio of expenses to average net assets including fee waivers/reimbursements

Net investment income to average net assets including fee waivers/reimbursements

Portfolio turnover rate

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.

 See Accompanying Notes to Financial Statements.

24	www.vulcanvaluepartners.com

Vulcan Value Partners Fund

For the Six Months Ended October 31, 2015 (Unaudited)	For the Year Ended April 30, 2015	For the Year Ended April 30, 2014	For the Year Ended April 30, 2013	For the Year Ended April 30, 2012	For the Year Ended April 30, 2011
$ 19.97	$ 18.20	$ 15.28	$ 13.03	$ 11.66	$ 10.57

0.07	0.22	0.14	0.15	0.02	0.01
(1.28)	2.77	3.33	2.35	1.45	1.13
(1.21)	2.99	3.47	2.50	1.47	1.14

–	(0.17)	(0.11)	(0.12)	(0.01)	(0.01)
–	(1.05)	(0.44)	(0.13)	(0.09)	(0.04)
–	(1.22)	(0.55)	(0.25)	(0.10)	(0.05)

0.00(b)	0.00(b)	0.00(b)	0.00(b)	0.00(b)	0.00(b)
(1.21)	1.77	2.92	2.25	1.37	1.09
$ 18.76	$ 19.97	$18.20	$15.28	$13.03	$11.66

(6.06%)(c)	16.61%	22.84%	19.33%	12.73%	10.82%

$ 1,833,155	$ 1,770,104	$ 929,829	$ 447,297	$ 125,087	$ 48,757

1.07%(d)	1.08%	1.09%	1.18%	1.51%	2.01%
1.07%(d)	1.08%	1.09%	1.18%	1.50%	1.50%

0.69%(d)	1.12%	0.80%	1.06%	0.16%	0.07%

43%(c)	64%	56%	24%	49%	44%

Semi-Annual Report | October 31, 2015	25

Financial Highlights

For a share outstanding throughout the years presented.

NET ASSET VALUE, BEGINNING OF PERIOD
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
From net realized gains on investments
Total distributions

Redemption fees added to paid-in capital
Increase/(decrease) in net asset value
NET ASSET VALUE, END OF PERIOD

Total return

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000’s)

Ratio of expenses to average net assets without fee waivers/reimbursements
Ratio of expenses to average net assets including fee waivers/reimbursements

Net investment income/(loss) to average net assets including fee waivers/reimbursements

Portfolio turnover rate

(a) Per	share numbers have been calculated using the average shares method.
(b) Less	than $0.005 per share.
(c) Not	annualized.
(d) Annualized.

 See Accompanying Notes to Financial Statements.

26	www.vulcanvaluepartners.com

Vulcan Value Partners Small Cap Fund

For the Six Months Ended October 31, 2015 (Unaudited)	For the Year Ended April 30, 2015	For the Year Ended April 30, 2014	For the Year Ended April 30, 2013	For the Year Ended April 30, 2012	For the Year Ended April 30, 2011
$ 18.61	$ 18.74	$ 16.97	$ 13.18	$ 13.72	$ 11.60

0.01	0.10	(0.01)	0.03	0.02	(0.09)
(0.97)	1.77	2.76	3.91	0.17	2.55
(0.96)	1.87	2.75	3.94	0.19	2.46

–	(0.11)	–	(0.06)	–	–
–	(1.89)	(0.98)	(0.09)	(0.73)	(0.34)
–	(2.00)	(0.98)	(0.15)	(0.73)	(0.34)

0.00(b)	0.00(b)	0.00(b)	0.00(b)	0.00(b)	0.00(b)
(0.96)	(0.13)	1.77	3.79	(0.54)	2.12
$ 17.65	$ 18.61	$ 18.74	$ 16.97	$ 13.18	$ 13.72

(5.16%)(c)	10.74%	16.11%	30.07%	2.10%	21.75%

$ 1,119,537	$ 1,133,122	$1,066,246	$ 425,152	$ 40,103	$ 36,363

1.25%(d)	1.26%	1.30%	1.38%	1.86%	2.50%
1.25%(d)	1.25%	1.25%	1.28%	1.50%	1.50%

0.08%(d)	0.56%	(0.05%)	0.21%	0.15%	(0.71%)

45%(c)	73%	70%	57%	57%	60%

Semi-Annual Report | October 31, 2015	27

Notes to Financial Statements

October 31, 2015 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”) is organized as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). As of October 31, 2015, the Trust had 34 registered funds. This semi-annual report describes the Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund (each a “Fund” and collectively, the “Funds”). The Funds seek to achieve long-term capital appreciation. The Funds are classified as a non-diversified investment company for purpose of the 1940 Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value.

When such prices or quotations are not available, or when Vulcan Value Partners, LLC (“Vulcan” or the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

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Notes to Financial Statements

October 31, 2015 (Unaudited)

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value each Fund’s investments as of October 31, 2015.

Vulcan Value Partners Fund:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks(a)	$1,800,176,347	$–	$–	$1,800,176,347
Short Term Investments	36,454,548	–	–	36,454,548

TOTAL	$1,836,630,895	$–	$–	$1,836,630,895

Vulcan Value Partners Small Cap Fund:
Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks(a)	$1,055,972,409	$–	$–	$1,055,972,409
Short Term Investments	49,202,179	–	–	49,202,179

TOTAL	$1,105,174,588	$–	$–	$1,105,174,588

(a)	For detailed descriptions, see the accompanying Statements of Investments.

Semi-Annual Report | October 31, 2015	29

Notes to Financial Statements

October 31, 2015 (Unaudited)

The Funds recognize transfers between levels as of the end of period. For the six months ended October 31, 2015, the Funds did have transfers between Level 1 and Level 2. For the six months ended October 31, 2015, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

	Level 1		Level 2
	Transfer In	Transfers (Out)	Transfer In	Transfers (Out)

Common Stocks	$82,709,278	$–	$–	$ (82,709,278)

Total	$82,709,278	$–	$–	$ (82,709,278)

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Trust Expenses: Some expenses of the Trust can be directly attributed to the Funds. Expenses which cannot be directly attributed are apportioned among all funds in the Trust based on average net assets of each fund.

Fund Expenses: Expenses that are specific to a Fund are charged directly to that Fund.

Federal Income Taxes: Each Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Funds are not subject to income taxes to the extent such distributions are made.

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Notes to Financial Statements

October 31, 2015 (Unaudited)

As of and during the six months ended October 31, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: Each Fund normally pays dividends and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income each Fund receives from its investments, including short-term capital gains. Long term capital gain distributions are derived from gains realized when each Fund sells a security it has owned for more than a year. Each Fund may make additional distributions and dividends at other times if the portfolio manager believes doing so may be necessary for each Fund to avoid or reduce taxes.

3. TAX BASIS INFORMATION:

Tax Basis of Investments: As of October 31, 2015, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation for federal tax purposes was as follows:

	Vulcan Value Partners Fund	Vulcan Value Partners Small Cap Fund

Gross appreciation (excess of value over tax cost)	$191,946,443	$81,919,300
Gross depreciation (excess of tax cost over value)	(138,437,206)	(94,758,191)

Net unrealized appreciation	$53,509,237	$(12,838,891)

Cost of investments for income tax purposes	$1,783,121,658	$1,118,013,479

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by each Fund.

The tax character of distributions paid by the Funds for the fiscal year ended April 30, 2015 were as follows:

	Ordinary Income	Long-Term Capital Gain

2015
Vulcan Value Partners Fund	$48,380,968	$33,254,115
Vulcan Value Partners Small Cap Fund	64,217,648	36,463,199

Semi-Annual Report | October 31, 2015	31

Notes to Financial Statements

October 31, 2015 (Unaudited)

The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of October 31, 2015.

4. SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales of securities (excluding short-term securities) during the six months ended October 31, 2015 were as follows:

		Proceeds From
Fund	Purchase of Securities	Sales of Securities

Vulcan Value Partners Fund	$906,751,133	$755,697,044
Vulcan Value Partners Small Cap Fund	558,740,725	451,621,040

5. CAPITAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Funds of the Trust have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Purchasers of the shares do not have any obligation to make payments to the Trust or its creditors (other than the purchase price for the shares) or make contributions to the Trust or its creditors solely by reason of the purchasers’ ownership of the shares. Shares have no pre-emptive rights.

Shares redeemed within 90 days of purchase may incur a 2% short-term redemption fee deducted from the redemption amount. The Vulcan Value Partners Fund and the Vulcan Value Partners Small Cap Fund retained $52,673 and $5,509, respectively, for the six months ended October 31, 2015, and $22,469 and $17,712, respectively, for the year ended April 30, 2015, which is reflected in the “Cost of shares redeemed, net of redemption fees” in the Statements of Changes in Net Assets.

Transactions in shares of capital stock for the dates listed below were as follows:

Vulcan Value Partners Fund

	For the Six
	Months Ended
	October 31, 2015	For the Year Ended
	(Unaudited)	April 30, 2015

Shares Sold	18,055,503	40,549,413
Shares Issued in Reinvestment of Dividends	–	3,392,456
Less Shares Redeemed	(8,957,278)	(6,399,329)

Net Increase	9,098,225	37,542,540

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Notes to Financial Statements

October 31, 2015 (Unaudited)

Vulcan Value Partners Small Cap Fund

	For the Six
	Months Ended
	October 31, 2015	For the Year Ended
	(Unaudited)	April 30, 2015

Shares Sold	7,895,524	15,540,687
Shares Issued in Reinvestment of Dividends	–	4,815,937
Less Shares Redeemed	(5,361,757)	(16,362,540)

Net Increase	2,533,767	3,994,084

6. MANAGEMENT AND RELATED-PARTY TRANSACTIONS

The Adviser, subject to the authority of the Board, is responsible for the overall management and administration of the Funds’ business affairs. Vulcan manages the investments of the Funds in accordance with each Fund’s investment objective, policies and limitations and investment guidelines established jointly by the Adviser and the Board. Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Funds pay Vulcan an annual management fee of 1.00% and 1.15% for Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund, respectively, based on each Fund’s average daily net assets.

Vulcan has contractually agreed with the Funds to limit the amount of each Fund’s total annual expenses (exclusive of brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.25% of each Fund’s average daily net assets. This agreement is in effect through August 31, 2016 and is reevaluated on an annual basis. Without this agreement, expenses could be higher. The Adviser is permitted to recover expenses it has borne through the agreement described above to the extent that each Fund’s expenses in later periods fall below the annual rates set forth in the relevant agreement. If the Adviser foregoes any fees and/or reimburses the Funds pursuant to this agreement with respect to a particular fiscal year, then the Adviser shall be entitled to recover from the Funds the amount forgone or reimbursed to the extent annual fund operating expenses are less than 1.25% of the Funds’ average daily net assets during any fiscal year following such fiscal year.

Pursuant to the expense limitation agreement between the Adviser and the Trust, each Fund will reimburse the Adviser for any contractual fee waivers and expense reimbursements made by the Adviser, provided that any such reimbursements made by each Fund to the Adviser will not cause the Funds’ expense limitation to exceed expense limitations in existence at the time the expense was incurred, or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years after the end of the fiscal year in which fees or expenses were incurred.

For the six months ended October 31, 2015, the fee waivers and/or reimbursements were as follows:

	Fees	Recoupment of
	Waived/Reimbursed	Previously Waived Fees
Fund	By Adviser	by Adviser
Vulcan Value Partners Fund	$ –	$ –
Vulcan Value Partners Small Cap Fund	–	24,808

Semi-Annual Report | October 31, 2015	33

Notes to Financial Statements

October 31, 2015 (Unaudited)

As of October 31, 2015, the balances of recoupable expenses for each Fund were as follows:

Fund	Expires 2016	Expires 2017	Expires 2018	Total

Vulcan Value Partners Fund	$–	$–	$–	$–
Vulcan Value Partners Small Cap Fund	161,158	400,224	79,989	641,371

Fund Administrator Fees and Expenses: ALPS Fund Services, Inc. (“ALPS”) serves as administrator to the Funds and the Funds have agreed to pay expenses incurred in connection with its administrative activities. Pursuant to an Administrative Agreement, ALPS provides operational services to the Funds including, but not limited to fund accounting and fund administration and generally assist in each Fund’s operations. Officers of the Trust are employees of ALPS. The Funds’ administration fee is accrued on a daily basis and paid monthly. Administration fees paid by the Funds for the six months ended October 31, 2015 are disclosed in the Statements of Operations.

ALPS is reimbursed by the Funds for certain out-of-pocket expenses.

Transfer Agent: ALPS serves as transfer, dividend paying and shareholder servicing agent for the Funds. ALPS receives an annual minimum fee, a fee based upon the number of shareholder accounts, and is also reimbursed by the Funds for certain out-of-pocket expenses.

Compliance Services: ALPS provides services that assist the Trust’s chief compliance officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act and receives an annual base fee. ALPS is reimbursed for certain out-of-pocket expenses by the Funds. Vulcan pays this fee on behalf of the Funds.

Principal Financial Officer: ALPS Fund Services, Inc. (“ALPS” and the “Administrator”) (an affiliate of ADI) receives an annual fee for providing principal financial officer services to the Funds. Vulcan pays this fee on behalf of the Funds.

Distributor: ALPS Distributors, Inc. (“ADI” or the “Distributor”) (an affiliate of ALPS Fund Services, Inc.) acts as the distributor of each Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares are sold on a continuous basis by ADI as agent for the Funds, and ADI has agreed to use its best efforts to solicit orders for the sale of each Fund’s shares, although it is not obliged to sell any particular amount of shares. ADI is not entitled to any compensation for its services as Distributor. ADI is registered as a broker-dealer with the U.S. Securities and Exchange Commission.

7. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

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Notes to Financial Statements

October 31, 2015 (Unaudited)

8. RECENT ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2015-07, “Disclosures for Investments in Certain Entities that Calculate Net Asset Value Per Share (or its Equivalent).” This is an update to Accounting Standards Codification Topic 820, Fair Value Measurement. ASU 2015-07 removes the requirement to categorize within the fair value hierarchy investments for which fair value is measured at net asset value per share (or its equivalent) using the practical expedient. ASU 2015-17 is effective for annual reporting periods beginning on or after December 15, 2015, and interim periods within those annual periods, with retrospective application for all periods presented. The Funds are currently evaluating the impact ASU 2015-07 will have on the Funds’ financial statements and disclosures.

Semi-Annual Report | October 31, 2015	35

Additional Information

October 31, 2015 (Unaudited)

1. FUND HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Fund’s Form N-Q are available without charge on the SEC website at http://www.sec.gov. You may also review and copy the Form N-Q at the SEC’s Public Reference Room in Washington, DC. For more information about the operation of the Public Reference Room, please call the SEC at 1-800-SEC-0330.

2. FUND PROXY VOTING POLICIES, PROCEDURES AND SUMMARIES

The Fund’s policies and procedures used in determining how to vote proxies and information regarding how the Fund voted proxies relating to portfolio securities during the most recent prior 12-month period ending June 30 are available without charge, (1) upon request, by calling (toll-free) (866)-759-5679 and (2) on the SEC’s website at http://www.sec.gov.

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The Funds are neither insured nor guaranteed by the U.S. Government, the FDIC, the Federal Reserve Board or any other governmental agency or insurer.

This material must be accompanied or preceded by a prospectus.

Managed Accounts are available only for institutional and private clients of Vulcan Value Partners, LLC, a federally registered investment advisor. Vulcan Value Partners Funds are distributed by ALPS Distributors, Inc. Separately Managed Accounts and related investment advisory services are provided by Vulcan Value Partners, LLC, a federally regulated investment advisor. ALPS Distributors, Inc. is not affiliated with Vulcan Value Partners, LLC.

Item 2.	Code of Ethics.

Not applicable to this Report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this Report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this Report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the Reports to Stockholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K, or this Item.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable to this Report.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.Cert.

(a)(3)	Not applicable to the Registrant.

(b)	The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke (Principal Executive Officer)
President

Date:	January 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

FINANCIAL INVESTORS TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke (Principal Executive Officer)
President

Date:	January 8, 2016

By:	/s/ Kimberly R. Storms
Kimberly R. Storms (Principal Financial Officer)
Treasurer

Date:	January 8, 2016